Filed with the Securities and Exchange Commission on December 21, 2018
REGISTRATION NO. 333-131035
INVESTMENT COMPANY ACT NO. 811-07975
===============================================================================================
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
-----------------
FORM N-4
-----------------
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 46
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 164
-----------------
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
-----------------
SUN-JIN MOON, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREEET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
-----------------
It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on December 31, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on __________ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 46 to Registration Statement No. 333-131035 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 46 incorporates by reference the prospectus dated April 30, 2018, contained in Part A of Post-Effective Amendment No. 45 filed on April 9, 2018.

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2018
to Prospectuses dated April 30, 2018

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2019, the AST Bond Portfolio 2018 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2018 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2030 (the “Portfolio”). Effective on or about January 2, 2019, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2030[1]	0.47%	0.08%[2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2019.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2019.

GENPRODSUP9

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP9

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018, as supplemented December 31, 2018
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Variable Annuity B SERIESSM ("B SERIES"), Prudential Premier Variable Annuity L SERIESSM ("L SERIES"), and Prudential Premier Variable Annuity X SERIESSM ("X SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated April 30, 2018, as supplemented December 31, 2018. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

Prudential Premier Variable Annuity B SeriesSM, Prudential Premier Variable Annuity L SeriesSM, and Prudential Premier Variable Annuity X SeriesSM are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.
Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company of New Jersey and its subsidiary as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2017 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $62,132,654.93, $71,182,724.72 and $72,744,013.77 in 2017, 2016, and 2015, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2017) received payment with respect to annuity business during 2017 (or as to which a payment amount was accrued during 2017). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2017, non-cash compensation received by Firms and Entities ranged from $30.00 to $702,164.00. During 2017, cash compensation received by Firms ranged from $1.20 to $16,846,603.71.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life of New Jersey and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life of New Jersey. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
In March 2017, the New York Department of Financial Services’ (DFS) new cyber security regulation went into effect. The regulation requires financial institutions regulated by the New York DFS, including Pruco Life of New Jersey, to establish a cyber security program. The regulation includes specific technical safeguards as well as requirements regarding governance, incident planning, data management, system testing, vendor oversight and regulator notification. In addition, in October 2017, the NAIC adopted the Insurance Data Security Model Law that is consistent with the New York regulation. The Model Law in turn is expected to form the basis for legislation in other states. We are monitoring regulatory guidance and rulemaking in this area, and may be subject to increased compliance costs and regulatory requirements.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

PREMIER B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Highest Anniversary Value Death Benefit Only (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.37993	$7.65052	61,164
01/01/2009 to 12/31/2009	$7.65052	$9.38262	103,577
01/01/2010 to 12/31/2010	$9.38262	$10.36013	111,884
01/01/2011 to 12/31/2011	$10.36013	$9.94560	79,825
01/01/2012 to 12/31/2012	$9.94560	$11.04063	37,026
01/01/2013 to 12/31/2013	$11.04063	$11.97425	38,150
01/01/2014 to 12/31/2014	$11.97425	$12.25987	35,961
01/01/2015 to 12/31/2015	$12.25987	$11.70139	36,001
01/01/2016 to 12/31/2016	$11.70139	$12.27125	31,726
01/01/2017 to 12/31/2017	$12.27125	$13.62530	29,282
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.35002	$7.85721	19,402
01/01/2009 to 12/31/2009	$7.85721	$9.77902	10,935
01/01/2010 to 12/31/2010	$9.77902	$10.96581	11,983
01/01/2011 to 12/31/2011	$10.96581	$10.82680	9,938
01/01/2012 to 12/31/2012	$10.82680	$12.13445	10,196
01/01/2013 to 12/31/2013	$12.13445	$13.94823	9,971
01/01/2014 to 12/31/2014	$13.94823	$14.59584	9,622
01/01/2015 to 12/31/2015	$14.59584	$14.50991	9,406
01/01/2016 to 12/31/2016	$14.50991	$15.32693	9,242
01/01/2017 to 12/31/2017	$15.32693	$17.67444	10,026
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.88138	$7.00249	1,031
01/01/2009 to 12/31/2009	$7.00249	$8.13330	58
01/01/2010 to 12/31/2010	$8.13330	$9.13168	52
01/01/2011 to 12/31/2011	$9.13168	$9.32741	140
01/01/2012 to 05/04/2012	$9.32741	$10.14429	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99886	$11.65901	0
01/01/2014 to 12/31/2014	$11.65901	$13.01233	0
01/01/2015 to 12/31/2015	$13.01233	$13.05425	0
01/01/2016 to 12/31/2016	$13.05425	$14.25223	0
01/01/2017 to 12/31/2017	$14.25223	$17.16729	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.31927	$7.95908	62,922
01/01/2009 to 12/31/2009	$7.95908	$9.67779	110,693
01/01/2010 to 12/31/2010	$9.67779	$10.71940	104,472
01/01/2011 to 12/31/2011	$10.71940	$10.44310	113,848
01/01/2012 to 12/31/2012	$10.44310	$11.58364	119,961
01/01/2013 to 12/31/2013	$11.58364	$13.43971	118,812
01/01/2014 to 12/31/2014	$13.43971	$14.11859	117,074
01/01/2015 to 12/31/2015	$14.11859	$13.98987	121,371
01/01/2016 to 12/31/2016	$13.98987	$14.66593	117,195
01/01/2017 to 12/31/2017	$14.66593	$16.61990	93,334

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99886	$9.18392	0
01/01/2012 to 12/31/2012	$9.18392	$10.13441	0
01/01/2013 to 12/31/2013	$10.13441	$11.07923	0
01/01/2014 to 12/31/2014	$11.07923	$11.46110	0
01/01/2015 to 12/31/2015	$11.46110	$10.96367	0
01/01/2016 to 12/31/2016	$10.96367	$11.56518	0
01/01/2017 to 12/31/2017	$11.56518	$12.84437	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99886	$10.51979	0
01/01/2014 to 12/31/2014	$10.51979	$10.74576	0
01/01/2015 to 12/31/2015	$10.74576	$10.62626	0
01/01/2016 to 12/31/2016	$10.62626	$11.14511	0
01/01/2017 to 04/28/2017	$11.14511	$11.55224	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.73144	$10.70113	949
01/01/2009 to 12/31/2009	$10.70113	$11.63293	6,773
01/01/2010 to 12/31/2010	$11.63293	$11.91959	6,128
01/01/2011 to 12/31/2011	$11.91959	$12.01948	8,223
01/01/2012 to 12/31/2012	$12.01948	$12.40992	8,573
01/01/2013 to 12/31/2013	$12.40992	$11.97251	8,222
01/01/2014 to 12/31/2014	$11.97251	$11.79568	8,163
01/01/2015 to 12/31/2015	$11.79568	$11.68898	1,417
01/01/2016 to 12/31/2016	$11.68898	$11.71636	1,416
01/01/2017 to 12/31/2017	$11.71636	$11.75181	1,415
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$11.02500	$10.62715	10,644
01/01/2009 to 12/31/2009	$10.62715	$12.21232	42,026
01/01/2010 to 12/31/2010	$12.21232	$12.97337	40,521
01/01/2011 to 12/31/2011	$12.97337	$13.20107	28,962
01/01/2012 to 12/31/2012	$13.20107	$14.23226	33,663
01/01/2013 to 12/31/2013	$14.23226	$13.77785	22,237
01/01/2014 to 12/31/2014	$13.77785	$14.16250	17,605
01/01/2015 to 12/31/2015	$14.16250	$13.67258	8,660
01/01/2016 to 12/31/2016	$13.67258	$14.05416	8,478
01/01/2017 to 12/31/2017	$14.05416	$14.46510	8,865
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14563	$10.30407	0
01/01/2010 to 12/31/2010	$10.30407	$11.55643	0
01/01/2011 to 12/31/2011	$11.55643	$10.72788	0
01/01/2012 to 12/31/2012	$10.72788	$11.97970	0
01/01/2013 to 12/31/2013	$11.97970	$15.52752	0
01/01/2014 to 12/31/2014	$15.52752	$16.88509	0
01/01/2015 to 12/31/2015	$16.88509	$15.85855	0
01/01/2016 to 12/31/2016	$15.85855	$17.78968	0
01/01/2017 to 04/28/2017	$17.78968	$18.44612	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.49740	$7.37696	34,509
01/01/2009 to 12/31/2009	$7.37696	$9.11790	78,324
01/01/2010 to 12/31/2010	$9.11790	$10.19470	79,487
01/01/2011 to 12/31/2011	$10.19470	$9.81023	68,475
01/01/2012 to 12/31/2012	$9.81023	$11.00221	79,055
01/01/2013 to 12/31/2013	$11.00221	$13.31115	81,300
01/01/2014 to 12/31/2014	$13.31115	$14.04561	81,475
01/01/2015 to 12/31/2015	$14.04561	$13.92559	77,994
01/01/2016 to 12/31/2016	$13.92559	$14.67268	44,809
01/01/2017 to 12/31/2017	$14.67268	$17.05933	45,449
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99886	$11.69035	0
01/01/2014 to 12/31/2014	$11.69035	$13.09799	0
01/01/2015 to 12/31/2015	$13.09799	$12.45580	0
01/01/2016 to 12/31/2016	$12.45580	$14.11385	0
01/01/2017 to 12/31/2017	$14.11385	$16.48110	0
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$9.58557	$6.13964	408
01/01/2009 to 12/31/2009	$6.13964	$7.98820	2,139
01/01/2010 to 12/31/2010	$7.98820	$10.13822	3,415
01/01/2011 to 12/31/2011	$10.13822	$10.65738	4,767
01/01/2012 to 12/31/2012	$10.65738	$12.12312	4,667
01/01/2013 to 12/31/2013	$12.12312	$12.33031	4,922
01/01/2014 to 12/31/2014	$12.33031	$15.91912	5,411
01/01/2015 to 12/31/2015	$15.91912	$16.45980	5,152
01/01/2016 to 12/31/2016	$16.45980	$17.01463	4,858
01/01/2017 to 12/31/2017	$17.01463	$17.82827	4,693
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$8.49487	$7.79489	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99886	$9.70737	0
01/01/2014 to 12/31/2014	$9.70737	$10.06187	0
01/01/2015 to 12/31/2015	$10.06187	$9.91338	0
01/01/2016 to 12/31/2016	$9.91338	$10.22345	0
01/01/2017 to 04/28/2017	$10.22345	$10.44493	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10368	$7.52057	0
01/01/2009 to 12/31/2009	$7.52057	$8.99129	177
01/01/2010 to 12/31/2010	$8.99129	$10.04846	171
01/01/2011 to 12/31/2011	$10.04846	$9.66500	93
01/01/2012 to 12/31/2012	$9.66500	$10.83101	114
01/01/2013 to 12/31/2013	$10.83101	$12.73478	1,299
01/01/2014 to 12/31/2014	$12.73478	$13.27715	76
01/01/2015 to 10/16/2015	$13.27715	$13.27311	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.29022	$7.29440	12,050
01/01/2009 to 12/31/2009	$7.29440	$8.90938	22,976
01/01/2010 to 12/31/2010	$8.90938	$10.04843	22,831
01/01/2011 to 12/31/2011	$10.04843	$9.76073	25,823
01/01/2012 to 12/31/2012	$9.76073	$10.64957	25,946
01/01/2013 to 12/31/2013	$10.64957	$12.05276	25,711
01/01/2014 to 12/31/2014	$12.05276	$12.26095	23,425
01/01/2015 to 12/31/2015	$12.26095	$12.21148	22,332
01/01/2016 to 12/31/2016	$12.21148	$12.55541	19,507
01/01/2017 to 12/31/2017	$12.55541	$14.42215	22,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99886	$7.48243	0
01/01/2009 to 11/13/2009	$7.48243	$8.38866	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99886	$10.76808	110,119
01/01/2013 to 12/31/2013	$10.76808	$13.21819	119,404
01/01/2014 to 12/31/2014	$13.21819	$13.44990	118,653
01/01/2015 to 10/16/2015	$13.44990	$12.91544	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99886	$10.83677	0
01/01/2014 to 12/31/2014	$10.83677	$10.96065	0
01/01/2015 to 10/16/2015	$10.96065	$10.48487	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17554	$6.12120	0
01/01/2009 to 12/31/2009	$6.12120	$8.15552	2,641
01/01/2010 to 12/31/2010	$8.15552	$9.66742	2,839
01/01/2011 to 12/31/2011	$9.66742	$9.05374	1,516
01/01/2012 to 12/31/2012	$9.05374	$11.32180	2,015
01/01/2013 to 12/31/2013	$11.32180	$11.65092	0
01/01/2014 to 12/31/2014	$11.65092	$13.08981	0
01/01/2015 to 12/31/2015	$13.08981	$12.89752	0
01/01/2016 to 12/31/2016	$12.89752	$12.83373	0
01/01/2017 to 12/31/2017	$12.83373	$14.03483	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.54768	$6.80215	1,043
01/01/2009 to 12/31/2009	$6.80215	$10.02194	14
01/01/2010 to 12/31/2010	$10.02194	$10.90040	14
01/01/2011 to 12/31/2011	$10.90040	$10.32470	14
01/01/2012 to 12/31/2012	$10.32470	$12.19438	13
01/01/2013 to 12/31/2013	$12.19438	$15.60249	13
01/01/2014 to 02/07/2014	$15.60249	$15.35367	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.46217	$6.70422	0
01/01/2009 to 12/31/2009	$6.70422	$7.88035	0
01/01/2010 to 12/31/2010	$7.88035	$8.77303	0
01/01/2011 to 12/31/2011	$8.77303	$8.17450	0
01/01/2012 to 12/31/2012	$8.17450	$9.64702	0
01/01/2013 to 12/31/2013	$9.64702	$12.70505	0
01/01/2014 to 12/31/2014	$12.70505	$14.17507	534
01/01/2015 to 12/31/2015	$14.17507	$13.33336	1,754
01/01/2016 to 12/31/2016	$13.33336	$14.66730	1,732
01/01/2017 to 12/31/2017	$14.66730	$15.87516	1,710
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.63610	$6.79421	1,050
01/01/2009 to 12/31/2009	$6.79421	$10.52603	2,189
01/01/2010 to 12/31/2010	$10.52603	$12.43875	2,514
01/01/2011 to 12/31/2011	$12.43875	$11.90199	3,497
01/01/2012 to 12/31/2012	$11.90199	$14.03983	3,279
01/01/2013 to 12/31/2013	$14.03983	$18.30315	3,233
01/01/2014 to 12/31/2014	$18.30315	$20.13109	5,332
01/01/2015 to 12/31/2015	$20.13109	$18.72438	6,604
01/01/2016 to 12/31/2016	$18.72438	$18.77005	6,409
01/01/2017 to 12/31/2017	$18.77005	$23.52657	6,264

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08935	$7.62976	9,645
01/01/2009 to 12/31/2009	$7.62976	$9.28381	28,168
01/01/2010 to 12/31/2010	$9.28381	$10.21746	27,766
01/01/2011 to 12/31/2011	$10.21746	$10.02557	29,319
01/01/2012 to 12/31/2012	$10.02557	$10.88847	29,415
01/01/2013 to 12/31/2013	$10.88847	$11.79271	30,232
01/01/2014 to 12/31/2014	$11.79271	$12.09988	28,695
01/01/2015 to 12/31/2015	$12.09988	$11.82427	11,890
01/01/2016 to 12/31/2016	$11.82427	$12.27425	8,236
01/01/2017 to 12/31/2017	$12.27425	$13.59207	8,059
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03374	$7.64904	0
01/01/2009 to 12/31/2009	$7.64904	$9.56872	3,968
01/01/2010 to 12/31/2010	$9.56872	$11.96255	3,893
01/01/2011 to 12/31/2011	$11.96255	$11.95115	2,251
01/01/2012 to 12/31/2012	$11.95115	$13.63512	3,166
01/01/2013 to 12/31/2013	$13.63512	$18.66595	1,139
01/01/2014 to 12/31/2014	$18.66595	$19.73330	1,107
01/01/2015 to 12/31/2015	$19.73330	$18.39160	982
01/01/2016 to 12/31/2016	$18.39160	$22.54786	5,981
01/01/2017 to 12/31/2017	$22.54786	$24.94762	5,913
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.58091	$10.69657	1,194
01/01/2009 to 12/31/2009	$10.69657	$10.57454	12,734
01/01/2010 to 12/31/2010	$10.57454	$10.43133	44,817
01/01/2011 to 12/31/2011	$10.43133	$10.28955	1,789
01/01/2012 to 12/31/2012	$10.28955	$10.14809	2,890
01/01/2013 to 12/31/2013	$10.14809	$10.00817	1,090
01/01/2014 to 12/31/2014	$10.00817	$9.86973	0
01/01/2015 to 12/31/2015	$9.86973	$9.73378	0
01/01/2016 to 12/31/2016	$9.73378	$9.59928	0
01/01/2017 to 12/31/2017	$9.59928	$9.49925	0
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.69905	$7.85611	981
01/01/2009 to 12/31/2009	$7.85611	$10.50209	5,938
01/01/2010 to 12/31/2010	$10.50209	$11.75527	6,668
01/01/2011 to 12/31/2011	$11.75527	$11.96101	6,578
01/01/2012 to 12/31/2012	$11.96101	$13.43228	6,384
01/01/2013 to 12/31/2013	$13.43228	$14.19788	6,165
01/01/2014 to 12/31/2014	$14.19788	$14.36003	6,239
01/01/2015 to 12/31/2015	$14.36003	$13.65708	6,087
01/01/2016 to 12/31/2016	$13.65708	$15.54252	5,850
01/01/2017 to 12/31/2017	$15.54252	$16.47363	5,594
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.55651	$6.09126	13
01/01/2009 to 12/31/2009	$6.09126	$7.17456	14,675
01/01/2010 to 12/31/2010	$7.17456	$8.00669	16,812
01/01/2011 to 12/31/2011	$8.00669	$7.56590	9,144
01/01/2012 to 12/31/2012	$7.56590	$8.72130	12,833
01/01/2013 to 12/31/2013	$8.72130	$12.02934	12
01/01/2014 to 12/31/2014	$12.02934	$13.49401	12
01/01/2015 to 12/31/2015	$13.49401	$12.26486	11
01/01/2016 to 12/31/2016	$12.26486	$14.50133	11
01/01/2017 to 12/31/2017	$14.50133	$17.04643	11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.47532	$6.12290	5,055
01/01/2009 to 12/31/2009	$6.12290	$8.16926	1,345
01/01/2010 to 12/31/2010	$8.16926	$9.22453	1,337
01/01/2011 to 12/31/2011	$9.22453	$7.92152	1,280
01/01/2012 to 12/31/2012	$7.92152	$9.40319	1,136
01/01/2013 to 12/31/2013	$9.40319	$11.04059	1,134
01/01/2014 to 12/31/2014	$11.04059	$10.28671	1,133
01/01/2015 to 12/31/2015	$10.28671	$10.46401	1,131
01/01/2016 to 12/31/2016	$10.46401	$9.92980	1,130
01/01/2017 to 12/31/2017	$9.92980	$13.26233	172
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.65064	$6.98609	117
01/01/2009 to 12/31/2009	$6.98609	$8.99093	12,020
01/01/2010 to 12/31/2010	$8.99093	$9.84949	13,803
01/01/2011 to 12/31/2011	$9.84949	$8.49467	8,166
01/01/2012 to 12/31/2012	$8.49467	$9.77427	11,502
01/01/2013 to 12/31/2013	$9.77427	$11.51579	6
01/01/2014 to 12/31/2014	$11.51579	$10.59547	6
01/01/2015 to 12/31/2015	$10.59547	$10.53454	6
01/01/2016 to 12/31/2016	$10.53454	$10.44970	6
01/01/2017 to 12/31/2017	$10.44970	$12.65676	6
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99886	$10.75975	208,871
01/01/2009 to 12/31/2009	$10.75975	$11.81058	32,158
01/01/2010 to 12/31/2010	$11.81058	$12.90677	9,298
01/01/2011 to 12/31/2011	$12.90677	$14.31277	162,322
01/01/2012 to 12/31/2012	$14.31277	$15.44196	79,154
01/01/2013 to 12/31/2013	$15.44196	$14.74413	18,605
01/01/2014 to 12/31/2014	$14.74413	$15.51906	6,285
01/01/2015 to 12/31/2015	$15.51906	$15.48434	30,988
01/01/2016 to 12/31/2016	$15.48434	$15.91297	34,611
01/01/2017 to 12/31/2017	$15.91297	$16.37054	5,500
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11187	$7.15278	2,101
01/01/2009 to 12/31/2009	$7.15278	$8.93513	9,986
01/01/2010 to 12/31/2010	$8.93513	$10.02926	10,507
01/01/2011 to 12/31/2011	$10.02926	$9.83462	7,983
01/01/2012 to 12/31/2012	$9.83462	$11.01608	13,072
01/01/2013 to 12/31/2013	$11.01608	$12.63286	12,981
01/01/2014 to 12/31/2014	$12.63286	$13.25138	12,893
01/01/2015 to 12/31/2015	$13.25138	$12.93155	12,534
01/01/2016 to 12/31/2016	$12.93155	$13.41874	12,127
01/01/2017 to 12/31/2017	$13.41874	$15.47791	6,883
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$11.44280	$6.61495	1,448
01/01/2009 to 12/31/2009	$6.61495	$8.86434	7,684
01/01/2010 to 12/31/2010	$8.86434	$9.36879	4,521
01/01/2011 to 12/31/2011	$9.36879	$8.39422	4,410
01/01/2012 to 12/31/2012	$8.39422	$10.09177	4,216
01/01/2013 to 12/31/2013	$10.09177	$11.48122	4,010
01/01/2014 to 12/31/2014	$11.48122	$10.60199	3,906
01/01/2015 to 12/31/2015	$10.60199	$10.16339	3,661
01/01/2016 to 12/31/2016	$10.16339	$10.21694	19,978
01/01/2017 to 12/31/2017	$10.21694	$13.06196	17,250

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.61491	$8.62421	10,898
01/01/2009 to 12/31/2009	$8.62421	$10.37793	38,792
01/01/2010 to 12/31/2010	$10.37793	$10.98367	37,725
01/01/2011 to 12/31/2011	$10.98367	$10.85754	35,166
01/01/2012 to 12/31/2012	$10.85754	$11.85524	34,170
01/01/2013 to 12/31/2013	$11.85524	$12.98141	33,683
01/01/2014 to 12/31/2014	$12.98141	$13.49974	30,001
01/01/2015 to 12/31/2015	$13.49974	$13.28904	29,085
01/01/2016 to 12/31/2016	$13.28904	$13.60903	27,238
01/01/2017 to 12/31/2017	$13.60903	$15.05122	22,768
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08425	$10.29432	0
01/01/2010 to 12/31/2010	$10.29432	$11.30106	0
01/01/2011 to 12/31/2011	$11.30106	$11.21908	0
01/01/2012 to 12/31/2012	$11.21908	$12.74431	0
01/01/2013 to 12/31/2013	$12.74431	$17.15504	0
01/01/2014 to 12/31/2014	$17.15504	$18.52612	0
01/01/2015 to 12/31/2015	$18.52612	$20.21331	0
01/01/2016 to 12/31/2016	$20.21331	$19.64285	0
01/01/2017 to 12/31/2017	$19.64285	$26.31333	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.60620	$6.44853	1,218
01/01/2009 to 12/31/2009	$6.44853	$8.25196	244
01/01/2010 to 12/31/2010	$8.25196	$9.74555	244
01/01/2011 to 12/31/2011	$9.74555	$9.52339	1,431
01/01/2012 to 12/31/2012	$9.52339	$10.54373	1,489
01/01/2013 to 12/31/2013	$10.54373	$14.20511	1,556
01/01/2014 to 12/31/2014	$14.20511	$15.49267	1,508
01/01/2015 to 12/31/2015	$15.49267	$16.81752	1,381
01/01/2016 to 12/31/2016	$16.81752	$17.51056	1,331
01/01/2017 to 12/31/2017	$17.51056	$22.96651	1,117
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.98556	$8.31466	10
01/01/2009 to 12/31/2009	$8.31466	$11.03739	2,034
01/01/2010 to 12/31/2010	$11.03739	$12.34519	1,801
01/01/2011 to 12/31/2011	$12.34519	$13.41314	1,590
01/01/2012 to 12/31/2012	$13.41314	$14.01209	1,490
01/01/2013 to 12/31/2013	$14.01209	$13.54220	1,377
01/01/2014 to 12/31/2014	$13.54220	$14.20851	2,783
01/01/2015 to 12/31/2015	$14.20851	$13.93043	795
01/01/2016 to 12/31/2016	$13.93043	$14.09604	770
01/01/2017 to 12/31/2017	$14.09604	$14.36793	908
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$12.00366	$7.81416	0
01/01/2009 to 12/31/2009	$7.81416	$10.13427	5,346
01/01/2010 to 12/31/2010	$10.13427	$11.19842	2,187
01/01/2011 to 12/31/2011	$11.19842	$10.69804	1,432
01/01/2012 to 12/31/2012	$10.69804	$12.98497	2,001
01/01/2013 to 12/31/2013	$12.98497	$16.34438	1,575
01/01/2014 to 12/31/2014	$16.34438	$16.70388	1,530
01/01/2015 to 12/31/2015	$16.70388	$16.23189	2,703
01/01/2016 to 12/31/2016	$16.23189	$17.14670	2,572
01/01/2017 to 12/31/2017	$17.14670	$20.94212	2,705

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$11.80991	$7.41859	84
01/01/2009 to 12/31/2009	$7.41859	$9.09434	3,770
01/01/2010 to 12/31/2010	$9.09434	$10.11535	4,353
01/01/2011 to 12/31/2011	$10.11535	$9.91652	2,603
01/01/2012 to 12/31/2012	$9.91652	$11.45019	4,009
01/01/2013 to 12/31/2013	$11.45019	$15.43706	3,317
01/01/2014 to 12/31/2014	$15.43706	$16.54990	3,091
01/01/2015 to 12/31/2015	$16.54990	$17.50131	2,233
01/01/2016 to 12/31/2016	$17.50131	$17.59000	2,193
01/01/2017 to 12/31/2017	$17.59000	$22.67490	2,440
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99886	$10.20714	0
01/01/2013 to 12/31/2013	$10.20714	$13.53945	0
01/01/2014 to 12/31/2014	$13.53945	$14.71681	0
01/01/2015 to 12/31/2015	$14.71681	$14.40870	0
01/01/2016 to 12/31/2016	$14.40870	$16.12075	17,508
01/01/2017 to 12/31/2017	$16.12075	$18.65553	16,606
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02877	$10.07550	0
01/01/2012 to 12/31/2012	$10.07550	$10.42040	0
01/01/2013 to 12/31/2013	$10.42040	$9.98544	0
01/01/2014 to 12/31/2014	$9.98544	$10.35484	0
01/01/2015 to 10/16/2015	$10.35484	$10.34938	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.32013	$6.90324	434
01/01/2009 to 12/31/2009	$6.90324	$8.83596	2,325
01/01/2010 to 12/31/2010	$8.83596	$11.21291	2,096
01/01/2011 to 12/31/2011	$11.21291	$11.24468	1,298
01/01/2012 to 12/31/2012	$11.24468	$12.46242	2,036
01/01/2013 to 12/31/2013	$12.46242	$16.29833	1,994
01/01/2014 to 12/31/2014	$16.29833	$17.34941	3,282
01/01/2015 to 10/16/2015	$17.34941	$17.82935	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.08266	$6.28024	359
01/01/2009 to 12/31/2009	$6.28024	$7.59106	356
01/01/2010 to 12/31/2010	$7.59106	$9.00349	354
01/01/2011 to 04/29/2011	$9.00349	$10.10782	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.35735	$5.89784	788
01/01/2009 to 12/31/2009	$5.89784	$8.18054	1,835
01/01/2010 to 12/31/2010	$8.18054	$9.95836	1,676
01/01/2011 to 12/31/2011	$9.95836	$9.57702	1,202
01/01/2012 to 12/31/2012	$9.57702	$11.06234	1,190
01/01/2013 to 12/31/2013	$11.06234	$15.49248	1,195
01/01/2014 to 12/31/2014	$15.49248	$17.45580	1,272
01/01/2015 to 12/31/2015	$17.45580	$16.24439	1,302
01/01/2016 to 12/31/2016	$16.24439	$18.94097	1,000
01/01/2017 to 12/31/2017	$18.94097	$21.25580	944
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99886	$10.34280	142
01/01/2013 to 12/31/2013	$10.34280	$12.12938	142
01/01/2014 to 12/31/2014	$12.12938	$12.57662	142
01/01/2015 to 12/31/2015	$12.57662	$12.24896	142
01/01/2016 to 12/31/2016	$12.24896	$12.60218	142
01/01/2017 to 12/31/2017	$12.60218	$14.47835	142

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10160	$5.58092	0
01/01/2009 to 12/31/2009	$5.58092	$9.16472	6,710
01/01/2010 to 12/31/2010	$9.16472	$11.05102	8,528
01/01/2011 to 12/31/2011	$11.05102	$8.68925	5,769
01/01/2012 to 12/31/2012	$8.68925	$10.10560	8,149
01/01/2013 to 12/31/2013	$10.10560	$9.98836	6,550
01/01/2014 to 12/31/2014	$9.98836	$9.38913	5,730
01/01/2015 to 12/31/2015	$9.38913	$7.71072	4,696
01/01/2016 to 12/31/2016	$7.71072	$8.54443	4,335
01/01/2017 to 12/31/2017	$8.54443	$10.64955	4,867
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.18870	$8.88414	54,577
01/01/2009 to 12/31/2009	$8.88414	$10.51711	159,437
01/01/2010 to 12/31/2010	$10.51711	$11.46848	161,031
01/01/2011 to 12/31/2011	$11.46848	$11.42294	169,973
01/01/2012 to 12/31/2012	$11.42294	$12.43370	171,166
01/01/2013 to 12/31/2013	$12.43370	$13.39160	169,210
01/01/2014 to 12/31/2014	$13.39160	$13.96935	163,914
01/01/2015 to 12/31/2015	$13.96935	$13.79622	166,660
01/01/2016 to 12/31/2016	$13.79622	$14.35775	159,962
01/01/2017 to 12/31/2017	$14.35775	$15.59441	159,108
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01878	$10.07541	0
01/01/2012 to 12/31/2012	$10.07541	$10.64264	0
01/01/2013 to 12/31/2013	$10.64264	$10.25296	0
01/01/2014 to 12/31/2014	$10.25296	$10.72421	2,516
01/01/2015 to 12/31/2015	$10.72421	$10.54775	1,314
01/01/2016 to 12/31/2016	$10.54775	$10.84028	1,251
01/01/2017 to 12/31/2017	$10.84028	$11.29722	1,436
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.34443	$6.63312	3,453
01/01/2009 to 12/31/2009	$6.63312	$8.24065	231,258
01/01/2010 to 12/31/2010	$8.24065	$9.67263	240,391
01/01/2011 to 12/31/2011	$9.67263	$8.94643	126,156
01/01/2012 to 12/31/2012	$8.94643	$9.96274	148,146
01/01/2013 to 12/31/2013	$9.96274	$11.49807	188,320
01/01/2014 to 12/31/2014	$11.49807	$12.38222	198,187
01/01/2015 to 12/31/2015	$12.38222	$12.13638	283,364
01/01/2016 to 12/31/2016	$12.13638	$13.17735	183,945
01/01/2017 to 12/31/2017	$13.17735	$15.08777	156,676
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99886	$11.69860	0
01/01/2014 to 12/31/2014	$11.69860	$13.29553	0
01/01/2015 to 12/31/2015	$13.29553	$13.31423	1,330
01/01/2016 to 12/31/2016	$13.31423	$14.55617	1,329
01/01/2017 to 12/31/2017	$14.55617	$17.42947	1,328

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$10.82276	$6.54082	0
01/01/2009 to 12/31/2009	$6.54082	$7.85814	2,454
01/01/2010 to 12/31/2010	$7.85814	$8.91588	2,892
01/01/2011 to 12/31/2011	$8.91588	$9.09691	2,833
01/01/2012 to 12/31/2012	$9.09691	$10.65809	2,680
01/01/2013 to 12/31/2013	$10.65809	$13.91935	2,532
01/01/2014 to 12/31/2014	$13.91935	$16.09009	2,680
01/01/2015 to 12/31/2015	$16.09009	$16.35648	2,528
01/01/2016 to 12/31/2016	$16.35648	$18.52585	2,244
01/01/2017 to 12/31/2017	$18.52585	$22.33609	2,113
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99886	$8.91629	0
01/01/2012 to 12/31/2012	$8.91629	$9.95006	0
01/01/2013 to 12/31/2013	$9.95006	$12.01045	0
01/01/2014 to 12/31/2014	$12.01045	$12.61458	0
01/01/2015 to 12/31/2015	$12.61458	$12.45920	0
01/01/2016 to 12/31/2016	$12.45920	$13.06435	0
01/01/2017 to 12/31/2017	$13.06435	$15.22803	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08117	$7.36015	5,616
01/01/2009 to 12/31/2009	$7.36015	$8.95623	12,278
01/01/2010 to 12/31/2010	$8.95623	$9.88530	12,502
01/01/2011 to 12/31/2011	$9.88530	$9.57190	11,541
01/01/2012 to 12/31/2012	$9.57190	$10.41017	12,006
01/01/2013 to 12/31/2013	$10.41017	$11.54359	11,920
01/01/2014 to 12/31/2014	$11.54359	$11.96917	11,739
01/01/2015 to 12/31/2015	$11.96917	$11.78436	10,359
01/01/2016 to 12/31/2016	$11.78436	$12.18159	6,446
01/01/2017 to 12/31/2017	$12.18159	$13.96396	6,211
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09935	$6.70999	9,753
01/01/2009 to 12/31/2009	$6.70999	$8.39404	7,005
01/01/2010 to 12/31/2010	$8.39404	$9.46543	6,321
01/01/2011 to 12/31/2011	$9.46543	$9.11199	4,074
01/01/2012 to 12/31/2012	$9.11199	$10.41506	7,813
01/01/2013 to 12/31/2013	$10.41506	$12.12626	9,035
01/01/2014 to 12/31/2014	$12.12626	$12.60851	7,724
01/01/2015 to 12/31/2015	$12.60851	$12.36696	9,856
01/01/2016 to 12/31/2016	$12.36696	$13.02817	9,033
01/01/2017 to 04/28/2017	$13.02817	$13.56419	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.37624	$7.83184	6,219
01/01/2009 to 12/31/2009	$7.83184	$9.84094	6,975
01/01/2010 to 12/31/2010	$9.84094	$10.85151	7,250
01/01/2011 to 12/31/2011	$10.85151	$10.34002	4,497
01/01/2012 to 12/31/2012	$10.34002	$11.33275	4,957
01/01/2013 to 12/31/2013	$11.33275	$12.78566	5,395
01/01/2014 to 12/31/2014	$12.78566	$12.99196	3,723
01/01/2015 to 10/16/2015	$12.99196	$12.66410	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.93150	$6.02708	798
01/01/2009 to 12/31/2009	$6.02708	$7.88526	0
01/01/2010 to 12/31/2010	$7.88526	$10.30726	0
01/01/2011 to 12/31/2011	$10.30726	$8.83227	447
01/01/2012 to 12/31/2012	$8.83227	$10.45861	445
01/01/2013 to 12/31/2013	$10.45861	$14.52364	443
01/01/2014 to 12/31/2014	$14.52364	$15.03077	441
01/01/2015 to 12/31/2015	$15.03077	$15.02110	439
01/01/2016 to 12/31/2016	$15.02110	$15.95464	437
01/01/2017 to 12/31/2017	$15.95464	$20.09185	435
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.49426	$6.72712	102
01/01/2009 to 12/31/2009	$6.72712	$8.88374	1,520
01/01/2010 to 12/31/2010	$8.88374	$11.95171	1,347
01/01/2011 to 12/31/2011	$11.95171	$11.67145	1,016
01/01/2012 to 12/31/2012	$11.67145	$12.91159	1,369
01/01/2013 to 12/31/2013	$12.91159	$17.21211	1,342
01/01/2014 to 12/31/2014	$17.21211	$17.62272	3,699
01/01/2015 to 12/31/2015	$17.62272	$17.51601	2,702
01/01/2016 to 12/31/2016	$17.51601	$19.36075	2,544
01/01/2017 to 12/31/2017	$19.36075	$23.66060	2,615
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.75710	$6.76281	1,955
01/01/2009 to 12/31/2009	$6.76281	$8.47029	1,160
01/01/2010 to 12/31/2010	$8.47029	$10.52464	1,090
01/01/2011 to 12/31/2011	$10.52464	$9.75923	1,000
01/01/2012 to 12/31/2012	$9.75923	$11.37220	940
01/01/2013 to 12/31/2013	$11.37220	$15.40978	886
01/01/2014 to 12/31/2014	$15.40978	$15.99757	945
01/01/2015 to 12/31/2015	$15.99757	$15.09665	889
01/01/2016 to 12/31/2016	$15.09665	$19.23652	721
01/01/2017 to 12/31/2017	$19.23652	$20.36547	670
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.16603	$8.15489	32,044
01/01/2009 to 12/31/2009	$8.15489	$9.98350	61,724
01/01/2010 to 12/31/2010	$9.98350	$10.98144	62,743
01/01/2011 to 12/31/2011	$10.98144	$11.04479	58,647
01/01/2012 to 12/31/2012	$11.04479	$12.36223	59,817
01/01/2013 to 12/31/2013	$12.36223	$14.24388	59,491
01/01/2014 to 12/31/2014	$14.24388	$14.87314	54,715
01/01/2015 to 12/31/2015	$14.87314	$14.67397	49,089
01/01/2016 to 12/31/2016	$14.67397	$15.56346	45,698
01/01/2017 to 12/31/2017	$15.56346	$17.71396	49,325
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$10.54774	$6.04510	904
01/01/2009 to 12/31/2009	$6.04510	$7.38027	0
01/01/2010 to 12/31/2010	$7.38027	$8.24231	0
01/01/2011 to 12/31/2011	$8.24231	$7.99540	0
01/01/2012 to 12/31/2012	$7.99540	$9.24505	0
01/01/2013 to 12/31/2013	$9.24505	$11.82395	0
01/01/2014 to 12/31/2014	$11.82395	$12.53141	0
01/01/2015 to 10/16/2015	$12.53141	$11.64320	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.19260	$6.56015	712
01/01/2009 to 12/31/2009	$6.56015	$9.92267	706
01/01/2010 to 12/31/2010	$9.92267	$11.33288	1,205
01/01/2011 to 12/31/2011	$11.33288	$10.98712	1,145
01/01/2012 to 12/31/2012	$10.98712	$12.74035	1,140
01/01/2013 to 12/31/2013	$12.74035	$18.09616	1,118
01/01/2014 to 12/31/2014	$18.09616	$19.33562	1,191
01/01/2015 to 12/31/2015	$19.33562	$20.89610	1,139
01/01/2016 to 12/31/2016	$20.89610	$21.16420	11,474
01/01/2017 to 12/31/2017	$21.16420	$28.78054	9,341
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$11.01375	$6.81010	931
01/01/2009 to 12/31/2009	$6.81010	$7.94241	925
01/01/2010 to 12/31/2010	$7.94241	$8.80734	920
01/01/2011 to 12/31/2011	$8.80734	$8.64319	915
01/01/2012 to 12/31/2012	$8.64319	$9.66596	911
01/01/2013 to 12/31/2013	$9.66596	$12.83342	906
01/01/2014 to 12/31/2014	$12.83342	$12.85337	902
01/01/2015 to 12/31/2015	$12.85337	$11.90728	898
01/01/2016 to 12/31/2016	$11.90728	$12.46288	893
01/01/2017 to 12/31/2017	$12.46288	$14.32577	889
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$13.64363	$6.72943	6,601
01/01/2009 to 12/31/2009	$6.72943	$9.91164	20,614
01/01/2010 to 12/31/2010	$9.91164	$11.77419	19,219
01/01/2011 to 12/31/2011	$11.77419	$9.87956	16,047
01/01/2012 to 12/31/2012	$9.87956	$10.09538	18,121
01/01/2013 to 12/31/2013	$10.09538	$11.48735	17,917
01/01/2014 to 12/31/2014	$11.48735	$10.38160	16,811
01/01/2015 to 12/31/2015	$10.38160	$8.26708	19,536
01/01/2016 to 12/31/2016	$8.26708	$10.16017	17,736
01/01/2017 to 12/31/2017	$10.16017	$11.05285	17,501
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$11.15551	$10.73356	773
01/01/2009 to 12/31/2009	$10.73356	$11.86785	2,645
01/01/2010 to 12/31/2010	$11.86785	$12.37625	3,000
01/01/2011 to 12/31/2011	$12.37625	$12.70897	2,764
01/01/2012 to 12/31/2012	$12.70897	$13.18832	2,688
01/01/2013 to 12/31/2013	$13.18832	$12.51801	2,169
01/01/2014 to 12/31/2014	$12.51801	$12.41392	3,065
01/01/2015 to 12/31/2015	$12.41392	$11.67726	1,754
01/01/2016 to 12/31/2016	$11.67726	$12.01820	1,704
01/01/2017 to 12/31/2017	$12.01820	$12.09454	1,656
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.56215	$6.44504	615
01/01/2009 to 12/31/2009	$6.44504	$8.82770	611
01/01/2010 to 12/31/2010	$8.82770	$10.76122	608
01/01/2011 to 12/31/2011	$10.76122	$10.24655	605
01/01/2012 to 12/31/2012	$10.24655	$11.96535	601
01/01/2013 to 12/31/2013	$11.96535	$15.62524	598
01/01/2014 to 12/31/2014	$15.62524	$17.71615	596
01/01/2015 to 12/31/2015	$17.71615	$16.31691	593
01/01/2016 to 12/31/2016	$16.31691	$18.34413	590
01/01/2017 to 12/31/2017	$18.34413	$21.44382	587

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.52990	$6.55782	19,285
01/01/2009 to 12/31/2009	$6.55782	$8.30609	19,450
01/01/2010 to 12/31/2010	$8.30609	$9.39036	19,587
01/01/2011 to 12/31/2011	$9.39036	$8.94087	19,580
01/01/2012 to 12/31/2012	$8.94087	$9.78785	18,836
01/01/2013 to 12/31/2013	$9.78785	$11.63187	18,833
01/01/2014 to 12/31/2014	$11.63187	$12.10273	1,049
01/01/2015 to 12/31/2015	$12.10273	$11.86010	992
01/01/2016 to 12/31/2016	$11.86010	$12.45977	954
01/01/2017 to 12/31/2017	$12.45977	$13.95849	936
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98290	$9.33187	0
01/01/2009 to 12/31/2009	$9.33187	$10.27330	19,186
01/01/2010 to 12/31/2010	$10.27330	$10.92164	12,716
01/01/2011 to 12/31/2011	$10.92164	$11.41989	9,672
01/01/2012 to 12/31/2012	$11.41989	$12.14644	10,157
01/01/2013 to 12/31/2013	$12.14644	$11.79996	10,641
01/01/2014 to 12/31/2014	$11.79996	$12.47464	9,768
01/01/2015 to 12/31/2015	$12.47464	$12.45452	5,788
01/01/2016 to 12/31/2016	$12.45452	$12.91536	31,589
01/01/2017 to 12/31/2017	$12.91536	$13.54086	32,669
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07818	$6.65502	54,335
01/01/2009 to 12/31/2009	$6.65502	$8.53634	126,822
01/01/2010 to 12/31/2010	$8.53634	$9.28051	125,139
01/01/2011 to 12/31/2011	$9.28051	$8.99963	97,470
01/01/2012 to 09/21/2012	$8.99963	$10.10264	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.72335	$7.63028	267,837
01/01/2009 to 12/31/2009	$7.63028	$9.34859	1,448,844
01/01/2010 to 12/31/2010	$9.34859	$10.31243	1,890,984
01/01/2011 to 12/31/2011	$10.31243	$9.89009	1,805,019
01/01/2012 to 12/31/2012	$9.89009	$10.96824	2,011,007
01/01/2013 to 12/31/2013	$10.96824	$11.88394	1,925,331
01/01/2014 to 12/31/2014	$11.88394	$12.15543	1,797,741
01/01/2015 to 12/31/2015	$12.15543	$11.59033	1,604,171
01/01/2016 to 12/31/2016	$11.59033	$12.14292	1,390,210
01/01/2017 to 12/31/2017	$12.14292	$13.46955	1,234,048
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.83756	$7.83651	410,795
01/01/2009 to 12/31/2009	$7.83651	$9.74357	1,065,251
01/01/2010 to 12/31/2010	$9.74357	$10.91538	1,244,044
01/01/2011 to 12/31/2011	$10.91538	$10.76640	1,046,329
01/01/2012 to 12/31/2012	$10.76640	$12.05491	1,172,164
01/01/2013 to 12/31/2013	$12.05491	$13.84312	1,205,241
01/01/2014 to 12/31/2014	$13.84312	$14.47156	1,131,297
01/01/2015 to 12/31/2015	$14.47156	$14.37216	1,063,516
01/01/2016 to 12/31/2016	$14.37216	$15.16654	1,001,066
01/01/2017 to 12/31/2017	$15.16654	$17.47224	963,718
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.07540	$6.98402	4,142
01/01/2009 to 12/31/2009	$6.98402	$8.10380	72,171
01/01/2010 to 12/31/2010	$8.10380	$9.08951	88,602
01/01/2011 to 12/31/2011	$9.08951	$9.27515	81,629
01/01/2012 to 05/04/2012	$9.27515	$10.08400	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99878	$11.65113	0
01/01/2014 to 12/31/2014	$11.65113	$12.99059	0
01/01/2015 to 12/31/2015	$12.99059	$13.01962	0
01/01/2016 to 12/31/2016	$13.01962	$14.20056	0
01/01/2017 to 12/31/2017	$14.20056	$17.08825	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.80042	$7.93788	297,217
01/01/2009 to 12/31/2009	$7.93788	$9.64261	2,080,381
01/01/2010 to 12/31/2010	$9.64261	$10.66999	3,078,933
01/01/2011 to 12/31/2011	$10.66999	$10.38471	2,664,033
01/01/2012 to 12/31/2012	$10.38471	$11.50742	2,980,799
01/01/2013 to 12/31/2013	$11.50742	$13.33818	2,835,089
01/01/2014 to 12/31/2014	$13.33818	$13.99825	2,580,419
01/01/2015 to 12/31/2015	$13.99825	$13.85704	2,447,204
01/01/2016 to 12/31/2016	$13.85704	$14.51251	2,339,021
01/01/2017 to 12/31/2017	$14.51251	$16.42985	2,046,237

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99878	$9.17771	27,571
01/01/2012 to 12/31/2012	$9.17771	$10.11758	45,347
01/01/2013 to 12/31/2013	$10.11758	$11.04981	39,653
01/01/2014 to 12/31/2014	$11.04981	$11.41945	37,346
01/01/2015 to 12/31/2015	$11.41945	$10.91317	35,600
01/01/2016 to 12/31/2016	$10.91317	$11.50063	38,712
01/01/2017 to 12/31/2017	$11.50063	$12.76018	31,239
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99878	$10.51269	790
01/01/2014 to 12/31/2014	$10.51269	$10.72788	446
01/01/2015 to 12/31/2015	$10.72788	$10.59820	88
01/01/2016 to 12/31/2016	$10.59820	$11.10472	79
01/01/2017 to 04/28/2017	$11.10472	$11.50663	0
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$11.01241	$10.67302	12,467
01/01/2009 to 12/31/2009	$10.67302	$11.59095	65,950
01/01/2010 to 12/31/2010	$11.59095	$11.86479	101,552
01/01/2011 to 12/31/2011	$11.86479	$11.95240	88,543
01/01/2012 to 12/31/2012	$11.95240	$12.32842	84,235
01/01/2013 to 12/31/2013	$12.32842	$11.88219	67,845
01/01/2014 to 12/31/2014	$11.88219	$11.69537	51,011
01/01/2015 to 12/31/2015	$11.69537	$11.57819	42,069
01/01/2016 to 12/31/2016	$11.57819	$11.59452	44,792
01/01/2017 to 12/31/2017	$11.59452	$11.61836	42,005
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$11.29409	$10.59906	59,422
01/01/2009 to 12/31/2009	$10.59906	$12.16820	657,223
01/01/2010 to 12/31/2010	$12.16820	$12.91362	882,950
01/01/2011 to 12/31/2011	$12.91362	$13.12736	762,990
01/01/2012 to 12/31/2012	$13.12736	$14.13877	804,965
01/01/2013 to 12/31/2013	$14.13877	$13.67387	819,345
01/01/2014 to 12/31/2014	$13.67387	$14.04184	720,641
01/01/2015 to 12/31/2015	$14.04184	$13.54264	613,495
01/01/2016 to 12/31/2016	$13.54264	$13.90703	557,502
01/01/2017 to 12/31/2017	$13.90703	$14.29969	607,206
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99918	$9.40889	0
01/01/2010 to 12/31/2010	$9.40889	$10.25033	0
01/01/2011 to 12/31/2011	$10.25033	$11.07246	0
01/01/2012 to 12/31/2012	$11.07246	$11.36301	0
01/01/2013 to 12/31/2013	$11.36301	$11.11802	0
01/01/2014 to 12/31/2014	$11.11802	$11.00465	0
01/01/2015 to 12/31/2015	$11.00465	$10.81715	0
01/01/2016 to 12/31/2016	$10.81715	$10.70665	0
01/01/2017 to 01/03/2017	$10.70665	$10.70196	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99878	$12.07153	166
01/01/2009 to 12/31/2009	$12.07153	$11.17358	0
01/01/2010 to 12/31/2010	$11.17358	$12.23975	0
01/01/2011 to 12/31/2011	$12.23975	$13.69665	0
01/01/2012 to 12/31/2012	$13.69665	$14.26532	0
01/01/2013 to 12/31/2013	$14.26532	$13.61286	0
01/01/2014 to 12/31/2014	$13.61286	$13.76870	0
01/01/2015 to 12/31/2015	$13.76870	$13.67519	0
01/01/2016 to 12/31/2016	$13.67519	$13.69040	0
01/01/2017 to 12/31/2017	$13.69040	$13.58446	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99878	$12.14063	456
01/01/2009 to 12/31/2009	$12.14063	$11.04013	3,179
01/01/2010 to 12/31/2010	$11.04013	$12.11276	0
01/01/2011 to 12/31/2011	$12.11276	$13.84010	0
01/01/2012 to 12/31/2012	$13.84010	$14.43421	0
01/01/2013 to 12/31/2013	$14.43421	$13.53379	0
01/01/2014 to 12/31/2014	$13.53379	$13.90241	0
01/01/2015 to 12/31/2015	$13.90241	$13.84356	0
01/01/2016 to 12/31/2016	$13.84356	$13.83673	0
01/01/2017 to 12/31/2017	$13.83673	$13.73645	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99918	$8.81766	0
01/01/2010 to 12/31/2010	$8.81766	$9.71629	29,400
01/01/2011 to 12/31/2011	$9.71629	$11.36070	4,368
01/01/2012 to 12/31/2012	$11.36070	$11.89987	0
01/01/2013 to 12/31/2013	$11.89987	$10.96015	0
01/01/2014 to 12/31/2014	$10.96015	$11.46321	0
01/01/2015 to 12/31/2015	$11.46321	$11.46618	0
01/01/2016 to 12/31/2016	$11.46618	$11.51804	0
01/01/2017 to 12/31/2017	$11.51804	$11.44882	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99837	$11.04436	11,735
01/01/2011 to 12/31/2011	$11.04436	$13.09020	17,196
01/01/2012 to 12/31/2012	$13.09020	$13.77270	2,638
01/01/2013 to 12/31/2013	$13.77270	$12.61919	0
01/01/2014 to 12/31/2014	$12.61919	$13.38762	0
01/01/2015 to 12/31/2015	$13.38762	$13.42495	0
01/01/2016 to 12/31/2016	$13.42495	$13.49583	0
01/01/2017 to 12/31/2017	$13.49583	$13.50707	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99878	$12.05974	16,287
01/01/2012 to 12/31/2012	$12.05974	$12.57598	23,427
01/01/2013 to 12/31/2013	$12.57598	$11.18264	0
01/01/2014 to 12/31/2014	$11.18264	$12.15987	0
01/01/2015 to 12/31/2015	$12.15987	$12.23132	0
01/01/2016 to 12/31/2016	$12.23132	$12.27109	0
01/01/2017 to 12/31/2017	$12.27109	$12.27987	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99837	$10.43318	15,254
01/01/2013 to 12/31/2013	$10.43318	$9.23062	65,552
01/01/2014 to 12/31/2014	$9.23062	$10.24182	24,504
01/01/2015 to 12/31/2015	$10.24182	$10.36365	0
01/01/2016 to 12/31/2016	$10.36365	$10.40585	0
01/01/2017 to 12/31/2017	$10.40585	$10.42622	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99918	$8.77825	10,493
01/01/2014 to 12/31/2014	$8.77825	$9.91050	19,809
01/01/2015 to 12/31/2015	$9.91050	$10.04131	0
01/01/2016 to 12/31/2016	$10.04131	$10.08170	0
01/01/2017 to 12/31/2017	$10.08170	$10.10027	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99918	$11.34002	4,302
01/01/2015 to 12/31/2015	$11.34002	$11.39568	49,784
01/01/2016 to 12/31/2016	$11.39568	$11.50507	0
01/01/2017 to 12/31/2017	$11.50507	$11.54286	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99918	$9.97043	5,963
01/01/2016 to 12/31/2016	$9.97043	$10.02734	45,695
01/01/2017 to 12/31/2017	$10.02734	$10.11873	23,397
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99837	$9.91175	23,664
01/01/2017 to 12/31/2017	$9.91175	$10.02775	11,831
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99837	$10.06948	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14555	$10.30277	2,881
01/01/2010 to 12/31/2010	$10.30277	$11.54366	7,672
01/01/2011 to 12/31/2011	$11.54366	$10.70544	4,788
01/01/2012 to 12/31/2012	$10.70544	$11.94282	8,098
01/01/2013 to 12/31/2013	$11.94282	$15.46451	7,288
01/01/2014 to 12/31/2014	$15.46451	$16.80005	6,595
01/01/2015 to 12/31/2015	$16.80005	$15.76304	2,082
01/01/2016 to 12/31/2016	$15.76304	$17.66522	2,400
01/01/2017 to 04/28/2017	$17.66522	$18.31116	0
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.70042	$7.35768	104,972
01/01/2009 to 12/31/2009	$7.35768	$9.08512	1,391,280
01/01/2010 to 12/31/2010	$9.08512	$10.14802	1,949,878
01/01/2011 to 12/31/2011	$10.14802	$9.75559	1,552,211
01/01/2012 to 12/31/2012	$9.75559	$10.93015	1,896,953
01/01/2013 to 12/31/2013	$10.93015	$13.21096	1,995,280
01/01/2014 to 12/31/2014	$13.21096	$13.92614	1,898,060
01/01/2015 to 12/31/2015	$13.92614	$13.79354	1,818,382
01/01/2016 to 12/31/2016	$13.79354	$14.51907	1,684,650
01/01/2017 to 12/31/2017	$14.51907	$16.86416	1,598,060
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99878	$11.68047	351
01/01/2014 to 12/31/2014	$11.68047	$13.07408	3,490
01/01/2015 to 12/31/2015	$13.07408	$12.42078	4,090
01/01/2016 to 12/31/2016	$12.42078	$14.06027	60,766
01/01/2017 to 12/31/2017	$14.06027	$16.40238	56,515

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$9.59840	$6.12347	488
01/01/2009 to 12/31/2009	$6.12347	$7.95926	48,134
01/01/2010 to 12/31/2010	$7.95926	$10.09166	49,938
01/01/2011 to 12/31/2011	$10.09166	$10.59795	44,937
01/01/2012 to 12/31/2012	$10.59795	$12.04361	56,589
01/01/2013 to 12/31/2013	$12.04361	$12.23736	46,108
01/01/2014 to 12/31/2014	$12.23736	$15.78363	36,491
01/01/2015 to 12/31/2015	$15.78363	$16.30367	29,993
01/01/2016 to 12/31/2016	$16.30367	$16.83665	37,483
01/01/2017 to 12/31/2017	$16.83665	$17.62450	27,935
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$7.94983	$7.77774	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99878	$9.70095	13,188
01/01/2014 to 12/31/2014	$9.70095	$10.04521	13,066
01/01/2015 to 12/31/2015	$10.04521	$9.88712	22,021
01/01/2016 to 12/31/2016	$9.88712	$10.18640	26,982
01/01/2017 to 04/28/2017	$10.18640	$10.40372	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10365	$7.51563	10,741
01/01/2009 to 12/31/2009	$7.51563	$8.97650	94,153
01/01/2010 to 12/31/2010	$8.97650	$10.02218	105,837
01/01/2011 to 12/31/2011	$10.02218	$9.63018	92,215
01/01/2012 to 12/31/2012	$9.63018	$10.78143	140,503
01/01/2013 to 12/31/2013	$10.78143	$12.66415	141,792
01/01/2014 to 12/31/2014	$12.66415	$13.19051	151,743
01/01/2015 to 10/16/2015	$13.19051	$13.17613	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.75357	$7.27517	69,413
01/01/2009 to 12/31/2009	$7.27517	$8.87719	332,623
01/01/2010 to 12/31/2010	$8.87719	$10.00230	474,324
01/01/2011 to 12/31/2011	$10.00230	$9.70641	473,551
01/01/2012 to 12/31/2012	$9.70641	$10.57978	538,274
01/01/2013 to 12/31/2013	$10.57978	$11.96203	511,688
01/01/2014 to 12/31/2014	$11.96203	$12.15669	491,669
01/01/2015 to 12/31/2015	$12.15669	$12.09568	452,858
01/01/2016 to 12/31/2016	$12.09568	$12.42414	409,803
01/01/2017 to 12/31/2017	$12.42414	$14.25737	442,967
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99878	$7.47907	7,132
01/01/2009 to 11/13/2009	$7.47907	$8.37764	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99878	$10.76085	1,163,113
01/01/2013 to 12/31/2013	$10.76085	$13.19628	1,174,808
01/01/2014 to 12/31/2014	$13.19628	$13.41442	1,036,551
01/01/2015 to 10/16/2015	$13.41442	$12.87129	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99878	$10.82956	12,775
01/01/2014 to 12/31/2014	$10.82956	$10.94259	22,876
01/01/2015 to 10/16/2015	$10.94259	$10.45934	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17546	$6.11844	0
01/01/2009 to 12/31/2009	$6.11844	$8.14381	25,045
01/01/2010 to 12/31/2010	$8.14381	$9.64413	35,409
01/01/2011 to 12/31/2011	$9.64413	$9.02305	27,948
01/01/2012 to 12/31/2012	$9.02305	$11.27234	28,233
01/01/2013 to 12/31/2013	$11.27234	$11.58862	29,443
01/01/2014 to 12/31/2014	$11.58862	$13.00698	22,265
01/01/2015 to 12/31/2015	$13.00698	$12.80324	18,359
01/01/2016 to 12/31/2016	$12.80324	$12.72730	17,725
01/01/2017 to 12/31/2017	$12.72730	$13.90475	15,523
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$10.30860	$6.78433	3,944
01/01/2009 to 12/31/2009	$6.78433	$9.98592	70,769
01/01/2010 to 12/31/2010	$9.98592	$10.85057	99,315
01/01/2011 to 12/31/2011	$10.85057	$10.26731	76,138
01/01/2012 to 12/31/2012	$10.26731	$12.11480	86,030
01/01/2013 to 12/31/2013	$12.11480	$15.48538	73,982
01/01/2014 to 02/07/2014	$15.48538	$15.23688	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.61253	$6.68664	7,508
01/01/2009 to 12/31/2009	$6.68664	$7.85195	61,439
01/01/2010 to 12/31/2010	$7.85195	$8.73274	90,040
01/01/2011 to 12/31/2011	$8.73274	$8.12897	75,466
01/01/2012 to 12/31/2012	$8.12897	$9.58378	85,828
01/01/2013 to 12/31/2013	$9.58378	$12.60920	83,302
01/01/2014 to 12/31/2014	$12.60920	$14.05419	83,977
01/01/2015 to 12/31/2015	$14.05419	$13.20669	158,509
01/01/2016 to 12/31/2016	$13.20669	$14.51376	129,654
01/01/2017 to 12/31/2017	$14.51376	$15.69360	131,465
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.49471	$6.77623	8,178
01/01/2009 to 12/31/2009	$6.77623	$10.48781	76,995
01/01/2010 to 12/31/2010	$10.48781	$12.38123	102,984
01/01/2011 to 12/31/2011	$12.38123	$11.83537	79,956
01/01/2012 to 12/31/2012	$11.83537	$13.94732	85,009
01/01/2013 to 12/31/2013	$13.94732	$18.16471	81,697
01/01/2014 to 12/31/2014	$18.16471	$19.95920	88,110
01/01/2015 to 12/31/2015	$19.95920	$18.54623	117,805
01/01/2016 to 12/31/2016	$18.54623	$18.57328	82,268
01/01/2017 to 12/31/2017	$18.57328	$23.25693	74,830
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08932	$7.62474	22,897
01/01/2009 to 12/31/2009	$7.62474	$9.26866	380,849
01/01/2010 to 12/31/2010	$9.26866	$10.19072	594,281
01/01/2011 to 12/31/2011	$10.19072	$9.98931	548,195
01/01/2012 to 12/31/2012	$9.98931	$10.83837	606,880
01/01/2013 to 12/31/2013	$10.83837	$11.72689	569,131
01/01/2014 to 12/31/2014	$11.72689	$12.02047	447,067
01/01/2015 to 12/31/2015	$12.02047	$11.73512	382,093
01/01/2016 to 12/31/2016	$11.73512	$12.16975	348,068
01/01/2017 to 12/31/2017	$12.16975	$13.46326	299,304

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03366	$7.64561	2,423
01/01/2009 to 12/31/2009	$7.64561	$9.55496	54,289
01/01/2010 to 12/31/2010	$9.55496	$11.93357	60,770
01/01/2011 to 12/31/2011	$11.93357	$11.91052	50,167
01/01/2012 to 12/31/2012	$11.91052	$13.57541	59,955
01/01/2013 to 12/31/2013	$13.57541	$18.56597	56,249
01/01/2014 to 12/31/2014	$18.56597	$19.60819	57,934
01/01/2015 to 12/31/2015	$19.60819	$18.25699	51,008
01/01/2016 to 12/31/2016	$18.25699	$22.36098	36,096
01/01/2017 to 12/31/2017	$22.36098	$24.71659	34,480
AST Government Money Market Portfolio
01/28/2008 to 12/31/2008	$10.58626	$10.66843	98,329
01/01/2009 to 12/31/2009	$10.66843	$10.53641	165,957
01/01/2010 to 12/31/2010	$10.53641	$10.38330	153,374
01/01/2011 to 12/31/2011	$10.38330	$10.23237	216,266
01/01/2012 to 12/31/2012	$10.23237	$10.08177	118,514
01/01/2013 to 12/31/2013	$10.08177	$9.93241	57,725
01/01/2014 to 12/31/2014	$9.93241	$9.78601	68,986
01/01/2015 to 12/31/2015	$9.78601	$9.64125	28,282
01/01/2016 to 12/31/2016	$9.64125	$9.49902	113,500
01/01/2017 to 12/31/2017	$9.49902	$9.39083	152,489
AST High Yield Portfolio
01/28/2008 to 12/31/2008	$10.57290	$7.83540	2,299
01/01/2009 to 12/31/2009	$7.83540	$10.46419	37,304
01/01/2010 to 12/31/2010	$10.46419	$11.70145	43,867
01/01/2011 to 12/31/2011	$11.70145	$11.89455	38,567
01/01/2012 to 12/31/2012	$11.89455	$13.34449	42,065
01/01/2013 to 12/31/2013	$13.34449	$14.09138	93,965
01/01/2014 to 12/31/2014	$14.09138	$14.23830	128,243
01/01/2015 to 12/31/2015	$14.23830	$13.52798	92,246
01/01/2016 to 12/31/2016	$13.52798	$15.38063	50,164
01/01/2017 to 12/31/2017	$15.38063	$16.28618	45,209
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.97191	$6.07526	3,266
01/01/2009 to 12/31/2009	$6.07526	$7.14882	25,743
01/01/2010 to 12/31/2010	$7.14882	$7.97004	23,706
01/01/2011 to 12/31/2011	$7.97004	$7.52387	15,875
01/01/2012 to 12/31/2012	$7.52387	$8.66421	19,520
01/01/2013 to 12/31/2013	$8.66421	$11.93878	71,477
01/01/2014 to 12/31/2014	$11.93878	$13.37925	81,591
01/01/2015 to 12/31/2015	$13.37925	$12.14865	72,549
01/01/2016 to 12/31/2016	$12.14865	$14.34970	50,568
01/01/2017 to 12/31/2017	$14.34970	$16.85168	70,023
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$11.10512	$6.10680	5,941
01/01/2009 to 12/31/2009	$6.10680	$8.13975	46,764
01/01/2010 to 12/31/2010	$8.13975	$9.18212	64,939
01/01/2011 to 12/31/2011	$9.18212	$7.87741	47,344
01/01/2012 to 12/31/2012	$7.87741	$9.34153	56,168
01/01/2013 to 12/31/2013	$9.34153	$10.95737	59,696
01/01/2014 to 12/31/2014	$10.95737	$10.19900	53,558
01/01/2015 to 12/31/2015	$10.19900	$10.36453	35,666
01/01/2016 to 12/31/2016	$10.36453	$9.82585	34,787
01/01/2017 to 12/31/2017	$9.82585	$13.11052	31,312

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/28/2008 to 12/31/2008	$11.27851	$6.96767	4,797
01/01/2009 to 12/31/2009	$6.96767	$8.95840	40,435
01/01/2010 to 12/31/2010	$8.95840	$9.80419	48,810
01/01/2011 to 12/31/2011	$9.80419	$8.44724	38,002
01/01/2012 to 12/31/2012	$8.44724	$9.71020	36,457
01/01/2013 to 12/31/2013	$9.71020	$11.42914	36,661
01/01/2014 to 12/31/2014	$11.42914	$10.50540	34,854
01/01/2015 to 12/31/2015	$10.50540	$10.43464	28,046
01/01/2016 to 12/31/2016	$10.43464	$10.34040	27,509
01/01/2017 to 12/31/2017	$10.34040	$12.51205	23,072
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99878	$10.74996	937,888
01/01/2009 to 12/31/2009	$10.74996	$11.78825	242,698
01/01/2010 to 12/31/2010	$11.78825	$12.86966	68,454
01/01/2011 to 12/31/2011	$12.86966	$14.25768	2,555,474
01/01/2012 to 12/31/2012	$14.25768	$15.36736	810,277
01/01/2013 to 12/31/2013	$15.36736	$14.65847	260,102
01/01/2014 to 12/31/2014	$14.65847	$15.41357	222,751
01/01/2015 to 12/31/2015	$15.41357	$15.36389	651,415
01/01/2016 to 12/31/2016	$15.36389	$15.77368	710,570
01/01/2017 to 12/31/2017	$15.77368	$16.21130	318,556
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11184	$7.14813	7,915
01/01/2009 to 12/31/2009	$7.14813	$8.92055	202,187
01/01/2010 to 12/31/2010	$8.92055	$10.00306	337,015
01/01/2011 to 12/31/2011	$10.00306	$9.79933	273,284
01/01/2012 to 12/31/2012	$9.79933	$10.96573	428,350
01/01/2013 to 12/31/2013	$10.96573	$12.56267	427,677
01/01/2014 to 12/31/2014	$12.56267	$13.16471	438,163
01/01/2015 to 12/31/2015	$13.16471	$12.83436	309,897
01/01/2016 to 12/31/2016	$12.83436	$13.30473	289,949
01/01/2017 to 12/31/2017	$13.30473	$15.33130	280,695
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$10.37741	$6.59757	6,402
01/01/2009 to 12/31/2009	$6.59757	$8.83238	122,682
01/01/2010 to 12/31/2010	$8.83238	$9.32582	180,517
01/01/2011 to 12/31/2011	$9.32582	$8.34746	148,594
01/01/2012 to 12/31/2012	$8.34746	$10.02572	165,959
01/01/2013 to 12/31/2013	$10.02572	$11.39477	165,655
01/01/2014 to 12/31/2014	$11.39477	$10.51178	172,283
01/01/2015 to 12/31/2015	$10.51178	$10.06688	139,805
01/01/2016 to 12/31/2016	$10.06688	$10.11007	132,066
01/01/2017 to 12/31/2017	$10.11007	$12.91269	120,701
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$10.85474	$8.60156	192,421
01/01/2009 to 12/31/2009	$8.60156	$10.34049	560,319
01/01/2010 to 12/31/2010	$10.34049	$10.93339	630,666
01/01/2011 to 12/31/2011	$10.93339	$10.79715	543,294
01/01/2012 to 12/31/2012	$10.79715	$11.77764	617,500
01/01/2013 to 12/31/2013	$11.77764	$12.88377	602,006
01/01/2014 to 12/31/2014	$12.88377	$13.38501	531,246
01/01/2015 to 12/31/2015	$13.38501	$13.16315	478,977
01/01/2016 to 12/31/2016	$13.16315	$13.46681	451,849
01/01/2017 to 12/31/2017	$13.46681	$14.87935	437,103

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08417	$10.29296	207
01/01/2010 to 12/31/2010	$10.29296	$11.28842	7,330
01/01/2011 to 12/31/2011	$11.28842	$11.19543	9,235
01/01/2012 to 12/31/2012	$11.19543	$12.70486	14,407
01/01/2013 to 12/31/2013	$12.70486	$17.08522	12,168
01/01/2014 to 12/31/2014	$17.08522	$18.43253	11,610
01/01/2015 to 12/31/2015	$18.43253	$20.09133	9,511
01/01/2016 to 12/31/2016	$20.09133	$19.50505	7,777
01/01/2017 to 12/31/2017	$19.50505	$26.10305	8,204
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.42496	$6.43168	14,029
01/01/2009 to 12/31/2009	$6.43168	$8.22245	110,045
01/01/2010 to 12/31/2010	$8.22245	$9.70112	123,126
01/01/2011 to 12/31/2011	$9.70112	$9.47069	96,535
01/01/2012 to 12/31/2012	$9.47069	$10.47506	107,212
01/01/2013 to 12/31/2013	$10.47506	$14.09869	98,111
01/01/2014 to 12/31/2014	$14.09869	$15.36131	151,511
01/01/2015 to 12/31/2015	$15.36131	$16.65853	122,043
01/01/2016 to 12/31/2016	$16.65853	$17.32800	166,711
01/01/2017 to 12/31/2017	$17.32800	$22.70463	137,135
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.72819	$8.29284	4,561
01/01/2009 to 12/31/2009	$8.29284	$10.99748	69,598
01/01/2010 to 12/31/2010	$10.99748	$12.28850	80,048
01/01/2011 to 12/31/2011	$12.28850	$13.33842	101,190
01/01/2012 to 12/31/2012	$13.33842	$13.92024	160,553
01/01/2013 to 12/31/2013	$13.92024	$13.44019	111,162
01/01/2014 to 12/31/2014	$13.44019	$14.08757	116,164
01/01/2015 to 12/31/2015	$14.08757	$13.79834	109,084
01/01/2016 to 12/31/2016	$13.79834	$13.94858	98,448
01/01/2017 to 12/31/2017	$13.94858	$14.20375	102,761
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$10.93868	$7.79348	450
01/01/2009 to 12/31/2009	$7.79348	$10.09751	37,756
01/01/2010 to 12/31/2010	$10.09751	$11.14683	52,527
01/01/2011 to 12/31/2011	$11.14683	$10.63837	44,621
01/01/2012 to 12/31/2012	$10.63837	$12.89979	46,265
01/01/2013 to 12/31/2013	$12.89979	$16.22135	51,782
01/01/2014 to 12/31/2014	$16.22135	$16.56179	60,769
01/01/2015 to 12/31/2015	$16.56179	$16.07796	59,038
01/01/2016 to 12/31/2016	$16.07796	$16.96733	54,428
01/01/2017 to 12/31/2017	$16.96733	$20.70269	52,921
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$10.77734	$7.39900	924
01/01/2009 to 12/31/2009	$7.39900	$9.06133	23,462
01/01/2010 to 12/31/2010	$9.06133	$10.06879	30,167
01/01/2011 to 12/31/2011	$10.06879	$9.86114	21,142
01/01/2012 to 12/31/2012	$9.86114	$11.37499	25,706
01/01/2013 to 12/31/2013	$11.37499	$15.32063	23,438
01/01/2014 to 12/31/2014	$15.32063	$16.40889	21,606
01/01/2015 to 12/31/2015	$16.40889	$17.33506	19,579
01/01/2016 to 12/31/2016	$17.33506	$17.40575	20,260
01/01/2017 to 12/31/2017	$17.40575	$22.41538	19,689

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99878	$10.20344	0
01/01/2013 to 12/31/2013	$10.20344	$13.52129	0
01/01/2014 to 12/31/2014	$13.52129	$14.68262	3,033
01/01/2015 to 12/31/2015	$14.68262	$14.36096	3,385
01/01/2016 to 12/31/2016	$14.36096	$16.05158	36,336
01/01/2017 to 12/31/2017	$16.05158	$18.55716	40,036
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02869	$10.07378	0
01/01/2012 to 12/31/2012	$10.07378	$10.40835	11,252
01/01/2013 to 12/31/2013	$10.40835	$9.96405	2,870
01/01/2014 to 12/31/2014	$9.96405	$10.32244	2,906
01/01/2015 to 10/16/2015	$10.32244	$10.30896	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.85566	$6.88496	1,416
01/01/2009 to 12/31/2009	$6.88496	$8.80389	30,700
01/01/2010 to 12/31/2010	$8.80389	$11.16124	41,167
01/01/2011 to 12/31/2011	$11.16124	$11.18202	31,495
01/01/2012 to 12/31/2012	$11.18202	$12.38071	42,754
01/01/2013 to 12/31/2013	$12.38071	$16.17546	46,339
01/01/2014 to 12/31/2014	$16.17546	$17.20161	43,807
01/01/2015 to 10/16/2015	$17.20161	$17.66375	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.60826	$6.26360	0
01/01/2009 to 12/31/2009	$6.26360	$7.56354	58,111
01/01/2010 to 12/31/2010	$7.56354	$8.96219	69,168
01/01/2011 to 04/29/2011	$8.96219	$10.05822	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.38007	$5.88237	4,751
01/01/2009 to 12/31/2009	$5.88237	$8.15096	47,142
01/01/2010 to 12/31/2010	$8.15096	$9.91264	61,138
01/01/2011 to 12/31/2011	$9.91264	$9.52368	44,631
01/01/2012 to 12/31/2012	$9.52368	$10.98985	61,378
01/01/2013 to 12/31/2013	$10.98985	$15.37586	91,344
01/01/2014 to 12/31/2014	$15.37586	$17.30744	98,054
01/01/2015 to 12/31/2015	$17.30744	$16.09047	95,128
01/01/2016 to 12/31/2016	$16.09047	$18.74315	66,436
01/01/2017 to 12/31/2017	$18.74315	$21.01321	61,766
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99878	$10.33587	92,540
01/01/2013 to 12/31/2013	$10.33587	$12.10927	101,515
01/01/2014 to 12/31/2014	$12.10927	$12.54341	93,656
01/01/2015 to 12/31/2015	$12.54341	$12.20458	83,219
01/01/2016 to 12/31/2016	$12.20458	$12.54430	74,852
01/01/2017 to 12/31/2017	$12.54430	$14.39781	62,388
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10152	$5.57838	676
01/01/2009 to 12/31/2009	$5.57838	$9.15161	95,127
01/01/2010 to 12/31/2010	$9.15161	$11.02430	157,294
01/01/2011 to 12/31/2011	$11.02430	$8.65975	107,754
01/01/2012 to 12/31/2012	$8.65975	$10.06126	119,803
01/01/2013 to 12/31/2013	$10.06126	$9.93469	132,139
01/01/2014 to 12/31/2014	$9.93469	$9.32944	108,747
01/01/2015 to 12/31/2015	$9.32944	$7.65406	84,204
01/01/2016 to 12/31/2016	$7.65406	$8.47327	77,866
01/01/2017 to 12/31/2017	$8.47327	$10.55047	78,797

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.92996	$8.86059	102,585
01/01/2009 to 12/31/2009	$8.86059	$10.47883	1,259,108
01/01/2010 to 12/31/2010	$10.47883	$11.41546	1,554,207
01/01/2011 to 12/31/2011	$11.41546	$11.35900	1,466,171
01/01/2012 to 12/31/2012	$11.35900	$12.35189	1,484,014
01/01/2013 to 12/31/2013	$12.35189	$13.29032	1,404,897
01/01/2014 to 12/31/2014	$13.29032	$13.85018	1,271,608
01/01/2015 to 12/31/2015	$13.85018	$13.66503	1,196,893
01/01/2016 to 12/31/2016	$13.66503	$14.20727	1,132,985
01/01/2017 to 12/31/2017	$14.20727	$15.41588	1,127,175
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01870	$10.07372	0
01/01/2012 to 12/31/2012	$10.07372	$10.63032	26,521
01/01/2013 to 12/31/2013	$10.63032	$10.23100	9,459
01/01/2014 to 12/31/2014	$10.23100	$10.69075	19,546
01/01/2015 to 12/31/2015	$10.69075	$10.50456	17,249
01/01/2016 to 12/31/2016	$10.50456	$10.78522	25,270
01/01/2017 to 12/31/2017	$10.78522	$11.22878	28,056
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.55542	$6.61574	43,302
01/01/2009 to 12/31/2009	$6.61574	$8.21100	649,862
01/01/2010 to 12/31/2010	$8.21100	$9.62824	1,024,195
01/01/2011 to 12/31/2011	$9.62824	$8.89662	618,018
01/01/2012 to 12/31/2012	$8.89662	$9.89749	895,499
01/01/2013 to 12/31/2013	$9.89749	$11.41147	929,338
01/01/2014 to 12/31/2014	$11.41147	$12.27686	900,669
01/01/2015 to 12/31/2015	$12.27686	$12.02133	1,924,202
01/01/2016 to 12/31/2016	$12.02133	$13.03964	1,821,934
01/01/2017 to 12/31/2017	$13.03964	$14.91535	2,442,010
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99878	$11.69074	0
01/01/2014 to 12/31/2014	$11.69074	$13.27356	7,579
01/01/2015 to 12/31/2015	$13.27356	$13.27920	7,577
01/01/2016 to 12/31/2016	$13.27920	$14.50359	7,027
01/01/2017 to 12/31/2017	$14.50359	$17.34947	6,527
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$9.94163	$6.52358	8,068
01/01/2009 to 12/31/2009	$6.52358	$7.82975	14,358
01/01/2010 to 12/31/2010	$7.82975	$8.87493	17,621
01/01/2011 to 12/31/2011	$8.87493	$9.04620	19,617
01/01/2012 to 12/31/2012	$9.04620	$10.58828	18,611
01/01/2013 to 12/31/2013	$10.58828	$13.81472	24,776
01/01/2014 to 12/31/2014	$13.81472	$15.95344	39,461
01/01/2015 to 12/31/2015	$15.95344	$16.20156	55,829
01/01/2016 to 12/31/2016	$16.20156	$18.33239	70,744
01/01/2017 to 12/31/2017	$18.33239	$22.08115	83,944
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99878	$8.91039	0
01/01/2012 to 12/31/2012	$8.91039	$9.93353	0
01/01/2013 to 12/31/2013	$9.93353	$11.97880	0
01/01/2014 to 12/31/2014	$11.97880	$12.56898	0
01/01/2015 to 12/31/2015	$12.56898	$12.40193	7,644
01/01/2016 to 12/31/2016	$12.40193	$12.99144	3,990
01/01/2017 to 12/31/2017	$12.99144	$15.12808	3,904

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08114	$7.35525	6,399
01/01/2009 to 12/31/2009	$7.35525	$8.94137	710,037
01/01/2010 to 12/31/2010	$8.94137	$9.85912	876,483
01/01/2011 to 12/31/2011	$9.85912	$9.53718	753,640
01/01/2012 to 12/31/2012	$9.53718	$10.36223	790,870
01/01/2013 to 12/31/2013	$10.36223	$11.47907	732,688
01/01/2014 to 12/31/2014	$11.47907	$11.89064	712,369
01/01/2015 to 12/31/2015	$11.89064	$11.69551	632,333
01/01/2016 to 12/31/2016	$11.69551	$12.07779	573,686
01/01/2017 to 12/31/2017	$12.07779	$13.83134	543,180
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09932	$6.70558	31,267
01/01/2009 to 12/31/2009	$6.70558	$8.38031	510,348
01/01/2010 to 12/31/2010	$8.38031	$9.44069	604,808
01/01/2011 to 12/31/2011	$9.44069	$9.07919	441,577
01/01/2012 to 12/31/2012	$9.07919	$10.36728	645,075
01/01/2013 to 12/31/2013	$10.36728	$12.05873	657,123
01/01/2014 to 12/31/2014	$12.05873	$12.52598	613,402
01/01/2015 to 12/31/2015	$12.52598	$12.27395	748,578
01/01/2016 to 12/31/2016	$12.27395	$12.91741	646,844
01/01/2017 to 04/28/2017	$12.91741	$13.44457	0
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$10.72987	$7.81125	38,731
01/01/2009 to 12/31/2009	$7.81125	$9.80559	324,820
01/01/2010 to 12/31/2010	$9.80559	$10.80184	483,337
01/01/2011 to 12/31/2011	$10.80184	$10.28267	415,490
01/01/2012 to 12/31/2012	$10.28267	$11.25882	450,693
01/01/2013 to 12/31/2013	$11.25882	$12.68975	433,109
01/01/2014 to 12/31/2014	$12.68975	$12.88182	393,995
01/01/2015 to 10/16/2015	$12.88182	$12.54689	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$9.74117	$6.01124	2,171
01/01/2009 to 12/31/2009	$6.01124	$7.85687	28,473
01/01/2010 to 12/31/2010	$7.85687	$10.26015	34,068
01/01/2011 to 12/31/2011	$10.26015	$8.78323	71,004
01/01/2012 to 12/31/2012	$8.78323	$10.39032	75,080
01/01/2013 to 12/31/2013	$10.39032	$14.41464	69,056
01/01/2014 to 12/31/2014	$14.41464	$14.90328	77,186
01/01/2015 to 12/31/2015	$14.90328	$14.87904	64,621
01/01/2016 to 12/31/2016	$14.87904	$15.78821	53,741
01/01/2017 to 12/31/2017	$15.78821	$19.86283	50,396
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.39601	$6.70943	705
01/01/2009 to 12/31/2009	$6.70943	$8.85160	23,551
01/01/2010 to 12/31/2010	$8.85160	$11.89669	26,640
01/01/2011 to 12/31/2011	$11.89669	$11.60630	22,741
01/01/2012 to 12/31/2012	$11.60630	$12.82686	25,195
01/01/2013 to 12/31/2013	$12.82686	$17.08234	25,349
01/01/2014 to 12/31/2014	$17.08234	$17.47271	24,274
01/01/2015 to 12/31/2015	$17.47271	$17.34971	30,401
01/01/2016 to 12/31/2016	$17.34971	$19.15818	16,004
01/01/2017 to 12/31/2017	$19.15818	$23.39002	13,893

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.06784	$6.74497	4,783
01/01/2009 to 12/31/2009	$6.74497	$8.43952	13,998
01/01/2010 to 12/31/2010	$8.43952	$10.47614	15,772
01/01/2011 to 12/31/2011	$10.47614	$9.70463	12,494
01/01/2012 to 12/31/2012	$9.70463	$11.29733	16,198
01/01/2013 to 12/31/2013	$11.29733	$15.29340	16,316
01/01/2014 to 12/31/2014	$15.29340	$15.86112	16,679
01/01/2015 to 12/31/2015	$15.86112	$14.95315	20,793
01/01/2016 to 12/31/2016	$14.95315	$19.03506	27,166
01/01/2017 to 12/31/2017	$19.03506	$20.13234	26,288
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.62909	$8.13342	143,354
01/01/2009 to 12/31/2009	$8.13342	$9.94750	1,082,792
01/01/2010 to 12/31/2010	$9.94750	$10.93099	1,384,417
01/01/2011 to 12/31/2011	$10.93099	$10.98328	1,295,890
01/01/2012 to 12/31/2012	$10.98328	$12.28116	1,450,252
01/01/2013 to 12/31/2013	$12.28116	$14.13649	1,443,225
01/01/2014 to 12/31/2014	$14.13649	$14.74644	1,335,791
01/01/2015 to 12/31/2015	$14.74644	$14.53465	1,360,414
01/01/2016 to 12/31/2016	$14.53465	$15.40060	1,306,968
01/01/2017 to 12/31/2017	$15.40060	$17.51140	1,230,769
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$9.82392	$6.02931	3,209
01/01/2009 to 12/31/2009	$6.02931	$7.35383	93,406
01/01/2010 to 12/31/2010	$7.35383	$8.20464	135,622
01/01/2011 to 12/31/2011	$8.20464	$7.95100	98,896
01/01/2012 to 12/31/2012	$7.95100	$9.18471	115,707
01/01/2013 to 12/31/2013	$9.18471	$11.73520	112,693
01/01/2014 to 12/31/2014	$11.73520	$12.42514	100,478
01/01/2015 to 10/16/2015	$12.42514	$11.53551	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.97292	$6.54278	426
01/01/2009 to 12/31/2009	$6.54278	$9.88646	78,202
01/01/2010 to 12/31/2010	$9.88646	$11.28037	103,537
01/01/2011 to 12/31/2011	$11.28037	$10.92552	83,454
01/01/2012 to 12/31/2012	$10.92552	$12.65642	98,220
01/01/2013 to 12/31/2013	$12.65642	$17.95923	106,818
01/01/2014 to 12/31/2014	$17.95923	$19.17046	115,678
01/01/2015 to 12/31/2015	$19.17046	$20.69721	112,626
01/01/2016 to 12/31/2016	$20.69721	$20.94224	86,296
01/01/2017 to 12/31/2017	$20.94224	$28.45082	93,051
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/28/2008 to 12/31/2008	$10.28356	$6.79217	2,459
01/01/2009 to 12/31/2009	$6.79217	$7.91375	7,430
01/01/2010 to 12/31/2010	$7.91375	$8.76694	8,147
01/01/2011 to 12/31/2011	$8.76694	$8.59508	14,220
01/01/2012 to 12/31/2012	$8.59508	$9.60272	23,969
01/01/2013 to 12/31/2013	$9.60272	$12.73700	17,684
01/01/2014 to 12/31/2014	$12.73700	$12.74433	16,675
01/01/2015 to 12/31/2015	$12.74433	$11.79460	16,312
01/01/2016 to 12/31/2016	$11.79460	$12.33278	14,475
01/01/2017 to 12/31/2017	$12.33278	$14.16231	14,382

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$12.26755	$6.71168	9,644
01/01/2009 to 12/31/2009	$6.71168	$9.87571	98,844
01/01/2010 to 12/31/2010	$9.87571	$11.71991	142,687
01/01/2011 to 12/31/2011	$11.71991	$9.82426	114,165
01/01/2012 to 12/31/2012	$9.82426	$10.02894	123,872
01/01/2013 to 12/31/2013	$10.02894	$11.40050	111,738
01/01/2014 to 12/31/2014	$11.40050	$10.29288	95,897
01/01/2015 to 12/31/2015	$10.29288	$8.18828	83,020
01/01/2016 to 12/31/2016	$8.18828	$10.05327	66,356
01/01/2017 to 12/31/2017	$10.05327	$10.92592	75,764
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$11.40359	$10.70540	24,075
01/01/2009 to 12/31/2009	$10.70540	$11.82496	52,543
01/01/2010 to 12/31/2010	$11.82496	$12.31945	62,326
01/01/2011 to 12/31/2011	$12.31945	$12.63813	51,326
01/01/2012 to 12/31/2012	$12.63813	$13.10183	57,437
01/01/2013 to 12/31/2013	$13.10183	$12.42365	58,875
01/01/2014 to 12/31/2014	$12.42365	$12.30820	55,837
01/01/2015 to 12/31/2015	$12.30820	$11.56638	40,979
01/01/2016 to 12/31/2016	$11.56638	$11.89232	39,471
01/01/2017 to 12/31/2017	$11.89232	$11.95620	37,829
AST WEDGE Capital Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$9.76425	$6.42811	1,781
01/01/2009 to 12/31/2009	$6.42811	$8.79579	36,001
01/01/2010 to 12/31/2010	$8.79579	$10.71178	40,534
01/01/2011 to 12/31/2011	$10.71178	$10.18940	34,567
01/01/2012 to 12/31/2012	$10.18940	$11.88679	37,133
01/01/2013 to 12/31/2013	$11.88679	$15.50742	27,750
01/01/2014 to 12/31/2014	$15.50742	$17.56527	21,213
01/01/2015 to 12/31/2015	$17.56527	$16.16201	17,270
01/01/2016 to 12/31/2016	$16.16201	$18.15216	12,052
01/01/2017 to 12/31/2017	$18.15216	$21.19856	15,160
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$10.44830	$6.54040	1,591
01/01/2009 to 12/31/2009	$6.54040	$8.27579	106,324
01/01/2010 to 12/31/2010	$8.27579	$9.34687	123,298
01/01/2011 to 12/31/2011	$9.34687	$8.89064	111,031
01/01/2012 to 12/31/2012	$8.89064	$9.72324	126,697
01/01/2013 to 12/31/2013	$9.72324	$11.54369	129,798
01/01/2014 to 12/31/2014	$11.54369	$11.99911	163,994
01/01/2015 to 12/31/2015	$11.99911	$11.74700	121,331
01/01/2016 to 12/31/2016	$11.74700	$12.32886	107,253
01/01/2017 to 12/31/2017	$12.32886	$13.79831	97,258
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.23951	$9.32157	6,113
01/01/2009 to 12/31/2009	$9.32157	$10.25191	176,679
01/01/2010 to 12/31/2010	$10.25191	$10.88804	214,187
01/01/2011 to 12/31/2011	$10.88804	$11.37369	215,118
01/01/2012 to 12/31/2012	$11.37369	$12.08535	268,390
01/01/2013 to 12/31/2013	$12.08535	$11.72899	280,945
01/01/2014 to 12/31/2014	$11.72899	$12.38744	311,345
01/01/2015 to 12/31/2015	$12.38744	$12.35523	363,535
01/01/2016 to 12/31/2016	$12.35523	$12.79980	401,006
01/01/2017 to 12/31/2017	$12.79980	$13.40657	400,273

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07816	$6.65060	189,020
01/01/2009 to 12/31/2009	$6.65060	$8.52218	1,040,630
01/01/2010 to 12/31/2010	$8.52218	$9.25603	1,340,982
01/01/2011 to 12/31/2011	$9.25603	$8.96715	1,014,326
01/01/2012 to 09/21/2012	$8.96715	$10.05889	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps (1.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.62935	$9.33172	2,150,966
01/01/2010 to 12/31/2010	$9.33172	$10.28882	2,575,846
01/01/2011 to 12/31/2011	$10.28882	$9.86254	2,101,519
01/01/2012 to 12/31/2012	$9.86254	$10.93232	2,489,866
01/01/2013 to 12/31/2013	$10.93232	$11.83916	2,357,157
01/01/2014 to 12/31/2014	$11.83916	$12.10359	2,107,812
01/01/2015 to 12/31/2015	$12.10359	$11.53511	1,851,471
01/01/2016 to 12/31/2016	$11.53511	$12.07903	1,703,620
01/01/2017 to 12/31/2017	$12.07903	$13.39213	1,608,539
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.83518	$9.72595	713,971
01/01/2010 to 12/31/2010	$9.72595	$10.89021	874,964
01/01/2011 to 12/31/2011	$10.89021	$10.73628	804,478
01/01/2012 to 12/31/2012	$10.73628	$12.01516	951,885
01/01/2013 to 12/31/2013	$12.01516	$13.79063	1,046,966
01/01/2014 to 12/31/2014	$13.79063	$14.40963	992,201
01/01/2015 to 12/31/2015	$14.40963	$14.30363	859,475
01/01/2016 to 12/31/2016	$14.30363	$15.08674	771,092
01/01/2017 to 12/31/2017	$15.08674	$17.37178	765,450
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$6.51646	$8.08917	43,136
01/01/2010 to 12/31/2010	$8.08917	$9.06867	66,566
01/01/2011 to 12/31/2011	$9.06867	$9.24936	62,514
01/01/2012 to 05/04/2012	$9.24936	$10.05431	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99874	$11.64723	0
01/01/2014 to 12/31/2014	$11.64723	$12.97992	0
01/01/2015 to 12/31/2015	$12.97992	$13.00246	0
01/01/2016 to 12/31/2016	$13.00246	$14.17488	0
01/01/2017 to 12/31/2017	$14.17488	$17.04894	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.98281	$9.62505	3,063,742
01/01/2010 to 12/31/2010	$9.62505	$10.64526	3,682,992
01/01/2011 to 12/31/2011	$10.64526	$10.35559	3,322,498
01/01/2012 to 12/31/2012	$10.35559	$11.46953	3,882,270
01/01/2013 to 12/31/2013	$11.46953	$13.28773	3,646,597
01/01/2014 to 12/31/2014	$13.28773	$13.93828	3,426,570
01/01/2015 to 12/31/2015	$13.93828	$13.79086	3,276,761
01/01/2016 to 12/31/2016	$13.79086	$14.43601	3,055,827
01/01/2017 to 12/31/2017	$14.43601	$16.33522	2,923,826
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99874	$9.17470	12,347
01/01/2012 to 12/31/2012	$9.17470	$10.10920	31,405
01/01/2013 to 12/31/2013	$10.10920	$11.03529	30,725
01/01/2014 to 12/31/2014	$11.03529	$11.39883	30,059
01/01/2015 to 12/31/2015	$11.39883	$10.88804	21,076
01/01/2016 to 12/31/2016	$10.88804	$11.46853	21,753
01/01/2017 to 12/31/2017	$11.46853	$12.71825	32,646

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99874	$10.50915	269
01/01/2014 to 12/31/2014	$10.50915	$10.71899	9,492
01/01/2015 to 12/31/2015	$10.71899	$10.58404	7,017
01/01/2016 to 12/31/2016	$10.58404	$11.08439	14,151
01/01/2017 to 04/28/2017	$11.08439	$11.48371	0
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.98561	$11.56999	63,137
01/01/2010 to 12/31/2010	$11.56999	$11.83776	74,666
01/01/2011 to 12/31/2011	$11.83776	$11.91937	67,893
01/01/2012 to 12/31/2012	$11.91937	$12.28836	88,368
01/01/2013 to 12/31/2013	$12.28836	$11.83763	87,309
01/01/2014 to 12/31/2014	$11.83763	$11.64560	69,147
01/01/2015 to 12/31/2015	$11.64560	$11.52330	61,484
01/01/2016 to 12/31/2016	$11.52330	$11.53320	65,928
01/01/2017 to 12/31/2017	$11.53320	$11.55095	64,055
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.93175	$12.14622	586,106
01/01/2010 to 12/31/2010	$12.14622	$12.88400	825,811
01/01/2011 to 12/31/2011	$12.88400	$13.09095	687,328
01/01/2012 to 12/31/2012	$13.09095	$14.09248	797,218
01/01/2013 to 12/31/2013	$14.09248	$13.62239	816,650
01/01/2014 to 12/31/2014	$13.62239	$13.98210	753,810
01/01/2015 to 12/31/2015	$13.98210	$13.47848	640,334
01/01/2016 to 12/31/2016	$13.47848	$13.83440	616,040
01/01/2017 to 12/31/2017	$13.83440	$14.21803	604,578
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.69045	$9.40418	0
01/01/2010 to 12/31/2010	$9.40418	$10.24014	0
01/01/2011 to 12/31/2011	$10.24014	$11.05603	0
01/01/2012 to 12/31/2012	$11.05603	$11.34037	0
01/01/2013 to 12/31/2013	$11.34037	$11.09031	0
01/01/2014 to 12/31/2014	$11.09031	$10.97134	0
01/01/2015 to 12/31/2015	$10.97134	$10.77909	0
01/01/2016 to 12/31/2016	$10.77909	$10.66418	0
01/01/2017 to 01/03/2017	$10.66418	$10.65945	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.40647	$11.16301	0
01/01/2010 to 12/31/2010	$11.16301	$12.22219	0
01/01/2011 to 12/31/2011	$12.22219	$13.67021	0
01/01/2012 to 12/31/2012	$13.67021	$14.23076	0
01/01/2013 to 12/31/2013	$14.23076	$13.57310	0
01/01/2014 to 12/31/2014	$13.57310	$13.72163	0
01/01/2015 to 12/31/2015	$13.72163	$13.62169	0
01/01/2016 to 12/31/2016	$13.62169	$13.62994	0
01/01/2017 to 12/31/2017	$13.62994	$13.51841	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.36722	$11.02965	0
01/01/2010 to 12/31/2010	$11.02965	$12.09526	0
01/01/2011 to 12/31/2011	$12.09526	$13.81329	0
01/01/2012 to 12/31/2012	$13.81329	$14.39921	0
01/01/2013 to 12/31/2013	$14.39921	$13.49432	0
01/01/2014 to 12/31/2014	$13.49432	$13.85503	0
01/01/2015 to 12/31/2015	$13.85503	$13.78971	0
01/01/2016 to 12/31/2016	$13.78971	$13.77597	0
01/01/2017 to 12/31/2017	$13.77597	$13.66932	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.38208	$8.81338	0
01/01/2010 to 12/31/2010	$8.81338	$9.70680	0
01/01/2011 to 12/31/2011	$9.70680	$11.34394	0
01/01/2012 to 12/31/2012	$11.34394	$11.87650	0
01/01/2013 to 12/31/2013	$11.87650	$10.93320	0
01/01/2014 to 12/31/2014	$10.93320	$11.42939	0
01/01/2015 to 12/31/2015	$11.42939	$11.42687	0
01/01/2016 to 12/31/2016	$11.42687	$11.47288	0
01/01/2017 to 12/31/2017	$11.47288	$11.39828	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99831	$11.03896	0
01/01/2011 to 12/31/2011	$11.03896	$13.07738	0
01/01/2012 to 12/31/2012	$13.07738	$13.75242	0
01/01/2013 to 12/31/2013	$13.75242	$12.59444	0
01/01/2014 to 12/31/2014	$12.59444	$13.35471	0
01/01/2015 to 12/31/2015	$13.35471	$13.38537	0
01/01/2016 to 12/31/2016	$13.38537	$13.44947	0
01/01/2017 to 12/31/2017	$13.44947	$13.45397	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99874	$12.05391	0
01/01/2012 to 12/31/2012	$12.05391	$12.56371	0
01/01/2013 to 12/31/2013	$12.56371	$11.16626	0
01/01/2014 to 12/31/2014	$11.16626	$12.13594	0
01/01/2015 to 12/31/2015	$12.13594	$12.20120	0
01/01/2016 to 12/31/2016	$12.20120	$12.23479	0
01/01/2017 to 12/31/2017	$12.23479	$12.23747	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99832	$10.42787	0
01/01/2013 to 12/31/2013	$10.42787	$9.22138	0
01/01/2014 to 12/31/2014	$9.22138	$10.22655	0
01/01/2015 to 12/31/2015	$10.22655	$10.34318	0
01/01/2016 to 12/31/2016	$10.34318	$10.38018	0
01/01/2017 to 12/31/2017	$10.38018	$10.39550	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99916	$8.77386	0
01/01/2014 to 12/31/2014	$8.77386	$9.90055	0
01/01/2015 to 12/31/2015	$9.90055	$10.02641	0
01/01/2016 to 12/31/2016	$10.02641	$10.06185	0
01/01/2017 to 12/31/2017	$10.06185	$10.07539	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99916	$11.33446	0
01/01/2015 to 12/31/2015	$11.33446	$11.38443	0
01/01/2016 to 12/31/2016	$11.38443	$11.48804	0
01/01/2017 to 12/31/2017	$11.48804	$11.52007	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99916	$9.96547	0
01/01/2016 to 12/31/2016	$9.96547	$10.01742	0
01/01/2017 to 12/31/2017	$10.01742	$10.10372	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99832	$9.90690	0
01/01/2017 to 12/31/2017	$9.90690	$10.01791	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99831	$10.06451	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14551	$10.30208	1,196
01/01/2010 to 12/31/2010	$10.30208	$11.53709	8,663
01/01/2011 to 12/31/2011	$11.53709	$10.69415	8,707
01/01/2012 to 12/31/2012	$10.69415	$11.92429	8,283
01/01/2013 to 12/31/2013	$11.92429	$15.43293	7,420
01/01/2014 to 12/31/2014	$15.43293	$16.75750	4,177
01/01/2015 to 12/31/2015	$16.75750	$15.71537	4,217
01/01/2016 to 12/31/2016	$15.71537	$17.60315	6,673
01/01/2017 to 04/28/2017	$17.60315	$18.24386	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.36809	$9.06844	2,083,500
01/01/2010 to 12/31/2010	$9.06844	$10.12452	2,802,840
01/01/2011 to 12/31/2011	$10.12452	$9.72831	2,138,495
01/01/2012 to 12/31/2012	$9.72831	$10.89425	2,637,947
01/01/2013 to 12/31/2013	$10.89425	$13.16116	2,762,707
01/01/2014 to 12/31/2014	$13.16116	$13.86689	2,841,559
01/01/2015 to 12/31/2015	$13.86689	$13.72816	2,647,090
01/01/2016 to 12/31/2016	$13.72816	$14.44329	2,568,650
01/01/2017 to 12/31/2017	$14.44329	$16.76790	2,505,112
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99874	$11.67557	2,447
01/01/2014 to 12/31/2014	$11.67557	$13.06215	4,731
01/01/2015 to 12/31/2015	$13.06215	$12.40337	3,625
01/01/2016 to 12/31/2016	$12.40337	$14.03362	16,067
01/01/2017 to 12/31/2017	$14.03362	$16.36332	21,073
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$5.24469	$7.94483	16,815
01/01/2010 to 12/31/2010	$7.94483	$10.06834	44,201
01/01/2011 to 12/31/2011	$10.06834	$10.56835	39,921
01/01/2012 to 12/31/2012	$10.56835	$12.00411	46,945
01/01/2013 to 12/31/2013	$12.00411	$12.19121	53,132
01/01/2014 to 12/31/2014	$12.19121	$15.71649	53,194
01/01/2015 to 12/31/2015	$15.71649	$16.22632	43,570
01/01/2016 to 12/31/2016	$16.22632	$16.74855	50,559
01/01/2017 to 12/31/2017	$16.74855	$17.52365	30,574
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99874	$9.69767	0
01/01/2014 to 12/31/2014	$9.69767	$10.03693	18,998
01/01/2015 to 12/31/2015	$10.03693	$9.87409	5,801
01/01/2016 to 12/31/2016	$9.87409	$10.16792	77,140
01/01/2017 to 04/28/2017	$10.16792	$10.38316	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.48516	$8.96936	223,011
01/01/2010 to 12/31/2010	$8.96936	$10.00929	273,406
01/01/2011 to 12/31/2011	$10.00929	$9.61303	223,829
01/01/2012 to 12/31/2012	$9.61303	$10.75680	380,020
01/01/2013 to 12/31/2013	$10.75680	$12.62893	421,965
01/01/2014 to 12/31/2014	$12.62893	$13.14744	411,577
01/01/2015 to 10/16/2015	$13.14744	$13.12804	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.18902	$8.86111	1,105,631
01/01/2010 to 12/31/2010	$8.86111	$9.97923	1,387,358
01/01/2011 to 12/31/2011	$9.97923	$9.67928	1,202,340
01/01/2012 to 12/31/2012	$9.67928	$10.54500	1,175,200
01/01/2013 to 12/31/2013	$10.54500	$11.91681	1,177,186
01/01/2014 to 12/31/2014	$11.91681	$12.10476	1,003,578
01/01/2015 to 12/31/2015	$12.10476	$12.03800	1,008,300
01/01/2016 to 12/31/2016	$12.03800	$12.35889	969,400
01/01/2017 to 12/31/2017	$12.35889	$14.17547	908,351
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99874	$10.75732	878,502
01/01/2013 to 12/31/2013	$10.75732	$13.18547	900,495
01/01/2014 to 12/31/2014	$13.18547	$13.39678	881,229
01/01/2015 to 10/16/2015	$13.39678	$12.84934	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99874	$10.82584	26,064
01/01/2014 to 12/31/2014	$10.82584	$10.93338	25,751
01/01/2015 to 10/16/2015	$10.93338	$10.44648	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.73661	$8.13797	17,240
01/01/2010 to 12/31/2010	$8.13797	$9.63255	32,735
01/01/2011 to 12/31/2011	$9.63255	$9.00776	26,134
01/01/2012 to 12/31/2012	$9.00776	$11.24753	38,666
01/01/2013 to 12/31/2013	$11.24753	$11.55735	42,626
01/01/2014 to 12/31/2014	$11.55735	$12.96554	28,977
01/01/2015 to 12/31/2015	$12.96554	$12.75614	38,798
01/01/2016 to 12/31/2016	$12.75614	$12.67426	32,397
01/01/2017 to 12/31/2017	$12.67426	$13.83990	29,984
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$7.77091	$9.96770	154,802
01/01/2010 to 12/31/2010	$9.96770	$10.82533	158,834
01/01/2011 to 12/31/2011	$10.82533	$10.23845	111,586
01/01/2012 to 12/31/2012	$10.23845	$12.07463	130,549
01/01/2013 to 12/31/2013	$12.07463	$15.42640	129,080
01/01/2014 to 02/07/2014	$15.42640	$15.17806	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.47809	$7.83769	57,631
01/01/2010 to 12/31/2010	$7.83769	$8.71263	77,727
01/01/2011 to 12/31/2011	$8.71263	$8.10638	66,996
01/01/2012 to 12/31/2012	$8.10638	$9.55241	82,548
01/01/2013 to 12/31/2013	$9.55241	$12.56185	96,035
01/01/2014 to 12/31/2014	$12.56185	$13.99459	82,653
01/01/2015 to 12/31/2015	$13.99459	$13.14413	147,368
01/01/2016 to 12/31/2016	$13.14413	$14.43781	142,080
01/01/2017 to 12/31/2017	$14.43781	$15.60374	172,511
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.78103	$10.46870	142,166
01/01/2010 to 12/31/2010	$10.46870	$12.35275	135,150
01/01/2011 to 12/31/2011	$12.35275	$11.80230	98,379
01/01/2012 to 12/31/2012	$11.80230	$13.90165	133,595
01/01/2013 to 12/31/2013	$13.90165	$18.09631	126,917
01/01/2014 to 12/31/2014	$18.09631	$19.87432	111,842
01/01/2015 to 12/31/2015	$19.87432	$18.45832	154,977
01/01/2016 to 12/31/2016	$18.45832	$18.47611	147,426
01/01/2017 to 12/31/2017	$18.47611	$23.12400	140,645

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.79957	$9.26113	812,786
01/01/2010 to 12/31/2010	$9.26113	$10.17744	1,042,665
01/01/2011 to 12/31/2011	$10.17744	$9.97148	985,917
01/01/2012 to 12/31/2012	$9.97148	$10.81372	1,086,829
01/01/2013 to 12/31/2013	$10.81372	$11.69444	1,060,006
01/01/2014 to 12/31/2014	$11.69444	$11.98130	1,009,573
01/01/2015 to 12/31/2015	$11.98130	$11.69120	950,689
01/01/2016 to 12/31/2016	$11.69120	$12.11823	880,059
01/01/2017 to 12/31/2017	$12.11823	$13.39959	848,206
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.42095	$9.54810	73,435
01/01/2010 to 12/31/2010	$9.54810	$11.91907	79,799
01/01/2011 to 12/31/2011	$11.91907	$11.89024	58,242
01/01/2012 to 12/31/2012	$11.89024	$13.54566	77,494
01/01/2013 to 12/31/2013	$13.54566	$18.51615	71,769
01/01/2014 to 12/31/2014	$18.51615	$19.54602	66,475
01/01/2015 to 12/31/2015	$19.54602	$18.19013	60,568
01/01/2016 to 12/31/2016	$18.19013	$22.26808	56,067
01/01/2017 to 12/31/2017	$22.26808	$24.60174	56,640
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.61957	$10.51751	211,045
01/01/2010 to 12/31/2010	$10.51751	$10.35969	214,120
01/01/2011 to 12/31/2011	$10.35969	$10.20379	253,055
01/01/2012 to 12/31/2012	$10.20379	$10.04893	207,762
01/01/2013 to 12/31/2013	$10.04893	$9.89558	156,244
01/01/2014 to 12/31/2014	$9.89558	$9.74467	170,985
01/01/2015 to 12/31/2015	$9.74467	$9.59559	158,248
01/01/2016 to 12/31/2016	$9.59559	$9.44955	160,010
01/01/2017 to 12/31/2017	$9.44955	$9.33737	180,731
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.32897	$10.44540	70,653
01/01/2010 to 12/31/2010	$10.44540	$11.67447	101,020
01/01/2011 to 12/31/2011	$11.67447	$11.86124	82,294
01/01/2012 to 12/31/2012	$11.86124	$13.30052	94,302
01/01/2013 to 12/31/2013	$13.30052	$14.03791	103,226
01/01/2014 to 12/31/2014	$14.03791	$14.17716	101,255
01/01/2015 to 12/31/2015	$14.17716	$13.46328	84,451
01/01/2016 to 12/31/2016	$13.46328	$15.29932	78,433
01/01/2017 to 12/31/2017	$15.29932	$16.19207	64,808
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.61843	$7.13569	74,352
01/01/2010 to 12/31/2010	$7.13569	$7.95146	75,923
01/01/2011 to 12/31/2011	$7.95146	$7.50265	55,100
01/01/2012 to 12/31/2012	$7.50265	$8.63555	68,452
01/01/2013 to 12/31/2013	$8.63555	$11.89344	70,242
01/01/2014 to 12/31/2014	$11.89344	$13.32180	70,300
01/01/2015 to 12/31/2015	$13.32180	$12.09053	65,957
01/01/2016 to 12/31/2016	$12.09053	$14.27400	62,885
01/01/2017 to 12/31/2017	$14.27400	$16.75457	60,742

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$6.18704	$8.12488	54,223
01/01/2010 to 12/31/2010	$8.12488	$9.16080	53,039
01/01/2011 to 12/31/2011	$9.16080	$7.85528	48,202
01/01/2012 to 12/31/2012	$7.85528	$9.31060	56,081
01/01/2013 to 12/31/2013	$9.31060	$10.91573	48,202
01/01/2014 to 12/31/2014	$10.91573	$10.15523	58,115
01/01/2015 to 12/31/2015	$10.15523	$10.31507	75,899
01/01/2016 to 12/31/2016	$10.31507	$9.77405	73,879
01/01/2017 to 12/31/2017	$9.77405	$13.03507	60,945
AST International Value Portfolio
05/01/2009 to 12/31/2009	$6.87958	$8.94211	52,523
01/01/2010 to 12/31/2010	$8.94211	$9.78154	50,490
01/01/2011 to 12/31/2011	$9.78154	$8.42354	41,000
01/01/2012 to 12/31/2012	$8.42354	$9.67819	51,018
01/01/2013 to 12/31/2013	$9.67819	$11.38578	36,232
01/01/2014 to 12/31/2014	$11.38578	$10.46042	45,659
01/01/2015 to 12/31/2015	$10.46042	$10.38491	59,695
01/01/2016 to 12/31/2016	$10.38491	$10.28614	58,986
01/01/2017 to 12/31/2017	$10.28614	$12.44037	47,858
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.79830	$11.77700	559,979
01/01/2010 to 12/31/2010	$11.77700	$12.85096	264,802
01/01/2011 to 12/31/2011	$12.85096	$14.22998	3,254,638
01/01/2012 to 12/31/2012	$14.22998	$15.32995	1,151,622
01/01/2013 to 12/31/2013	$15.32995	$14.61557	435,750
01/01/2014 to 12/31/2014	$14.61557	$15.36107	467,527
01/01/2015 to 12/31/2015	$15.36107	$15.30408	1,053,602
01/01/2016 to 12/31/2016	$15.30408	$15.70457	1,104,101
01/01/2017 to 12/31/2017	$15.70457	$16.13233	696,104
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.28019	$8.91307	373,383
01/01/2010 to 12/31/2010	$8.91307	$9.98987	513,492
01/01/2011 to 12/31/2011	$9.98987	$9.78156	407,142
01/01/2012 to 12/31/2012	$9.78156	$10.94038	579,678
01/01/2013 to 12/31/2013	$10.94038	$12.52756	706,243
01/01/2014 to 12/31/2014	$12.52756	$13.12146	694,440
01/01/2015 to 12/31/2015	$13.12146	$12.78586	662,304
01/01/2016 to 12/31/2016	$12.78586	$13.24789	574,585
01/01/2017 to 12/31/2017	$13.24789	$15.25820	624,516
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$6.54645	$8.81640	115,193
01/01/2010 to 12/31/2010	$8.81640	$9.30432	194,754
01/01/2011 to 12/31/2011	$9.30432	$8.32407	147,972
01/01/2012 to 12/31/2012	$8.32407	$9.99280	169,924
01/01/2013 to 12/31/2013	$9.99280	$11.35179	163,460
01/01/2014 to 12/31/2014	$11.35179	$10.46701	167,855
01/01/2015 to 12/31/2015	$10.46701	$10.01918	147,902
01/01/2016 to 12/31/2016	$10.01918	$10.05717	127,076
01/01/2017 to 12/31/2017	$10.05717	$12.83884	121,885

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$8.88465	$10.32164	780,192
01/01/2010 to 12/31/2010	$10.32164	$10.90809	784,859
01/01/2011 to 12/31/2011	$10.90809	$10.76681	646,095
01/01/2012 to 12/31/2012	$10.76681	$11.73884	765,793
01/01/2013 to 12/31/2013	$11.73884	$12.83500	770,008
01/01/2014 to 12/31/2014	$12.83500	$13.32780	745,478
01/01/2015 to 12/31/2015	$13.32780	$13.10037	663,092
01/01/2016 to 12/31/2016	$13.10037	$13.39595	606,774
01/01/2017 to 12/31/2017	$13.39595	$14.79365	577,253
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08412	$10.29227	919
01/01/2010 to 12/31/2010	$10.29227	$11.28218	4,167
01/01/2011 to 12/31/2011	$11.28218	$11.18383	4,148
01/01/2012 to 12/31/2012	$11.18383	$12.68552	10,437
01/01/2013 to 12/31/2013	$12.68552	$17.05068	10,348
01/01/2014 to 12/31/2014	$17.05068	$18.38625	18,359
01/01/2015 to 12/31/2015	$18.38625	$20.03101	28,336
01/01/2016 to 12/31/2016	$20.03101	$19.43697	27,912
01/01/2017 to 12/31/2017	$19.43697	$25.99931	22,283
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.43574	$8.20734	141,702
01/01/2010 to 12/31/2010	$8.20734	$9.67845	178,562
01/01/2011 to 12/31/2011	$9.67845	$9.44386	140,635
01/01/2012 to 12/31/2012	$9.44386	$10.44016	169,368
01/01/2013 to 12/31/2013	$10.44016	$14.04478	151,116
01/01/2014 to 12/31/2014	$14.04478	$15.29509	251,946
01/01/2015 to 12/31/2015	$15.29509	$16.57858	199,902
01/01/2016 to 12/31/2016	$16.57858	$17.23638	185,690
01/01/2017 to 12/31/2017	$17.23638	$22.57358	150,014
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$9.08159	$10.97774	42,694
01/01/2010 to 12/31/2010	$10.97774	$12.26034	61,460
01/01/2011 to 12/31/2011	$12.26034	$13.30142	62,136
01/01/2012 to 12/31/2012	$13.30142	$13.87485	96,609
01/01/2013 to 12/31/2013	$13.87485	$13.38979	95,244
01/01/2014 to 12/31/2014	$13.38979	$14.02778	99,005
01/01/2015 to 12/31/2015	$14.02778	$13.73297	94,952
01/01/2016 to 12/31/2016	$13.73297	$13.87572	94,975
01/01/2017 to 12/31/2017	$13.87572	$14.12249	102,497
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$7.56796	$10.07929	55,620
01/01/2010 to 12/31/2010	$10.07929	$11.12120	75,614
01/01/2011 to 12/31/2011	$11.12120	$10.60861	66,359
01/01/2012 to 12/31/2012	$10.60861	$12.85735	67,795
01/01/2013 to 12/31/2013	$12.85735	$16.15990	66,225
01/01/2014 to 12/31/2014	$16.15990	$16.49088	76,261
01/01/2015 to 12/31/2015	$16.49088	$16.00119	88,715
01/01/2016 to 12/31/2016	$16.00119	$16.87807	84,764
01/01/2017 to 12/31/2017	$16.87807	$20.58367	71,699

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$7.43687	$9.04493	36,854
01/01/2010 to 12/31/2010	$9.04493	$10.04560	45,607
01/01/2011 to 12/31/2011	$10.04560	$9.83366	30,153
01/01/2012 to 12/31/2012	$9.83366	$11.33774	41,551
01/01/2013 to 12/31/2013	$11.33774	$15.26288	32,756
01/01/2014 to 12/31/2014	$15.26288	$16.33895	28,605
01/01/2015 to 12/31/2015	$16.33895	$17.25257	36,469
01/01/2016 to 12/31/2016	$17.25257	$17.31446	36,637
01/01/2017 to 12/31/2017	$17.31446	$22.28686	31,383
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99874	$10.20155	0
01/01/2013 to 12/31/2013	$10.20155	$13.51211	0
01/01/2014 to 12/31/2014	$13.51211	$14.66544	0
01/01/2015 to 12/31/2015	$14.66544	$14.33715	32,315
01/01/2016 to 12/31/2016	$14.33715	$16.01711	34,658
01/01/2017 to 12/31/2017	$16.01711	$18.50834	28,910
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02865	$10.07295	0
01/01/2012 to 12/31/2012	$10.07295	$10.40226	1,214
01/01/2013 to 12/31/2013	$10.40226	$9.95324	7,426
01/01/2014 to 12/31/2014	$9.95324	$10.30625	5,911
01/01/2015 to 10/16/2015	$10.30625	$10.28872	0
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.06533	$8.78786	59,462
01/01/2010 to 12/31/2010	$8.78786	$11.13543	85,266
01/01/2011 to 12/31/2011	$11.13543	$11.15065	65,249
01/01/2012 to 12/31/2012	$11.15065	$12.33993	59,564
01/01/2013 to 12/31/2013	$12.33993	$16.11432	56,932
01/01/2014 to 12/31/2014	$16.11432	$17.12818	47,773
01/01/2015 to 10/16/2015	$17.12818	$17.58142	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.19289	$7.54954	50,286
01/01/2010 to 12/31/2010	$7.54954	$8.94111	91,105
01/01/2011 to 04/29/2011	$8.94111	$10.03294	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.98691	$8.13599	58,958
01/01/2010 to 12/31/2010	$8.13599	$9.88948	87,635
01/01/2011 to 12/31/2011	$9.88948	$9.49682	61,938
01/01/2012 to 12/31/2012	$9.49682	$10.95341	75,072
01/01/2013 to 12/31/2013	$10.95341	$15.31735	75,756
01/01/2014 to 12/31/2014	$15.31735	$17.23301	76,157
01/01/2015 to 12/31/2015	$17.23301	$16.01339	77,633
01/01/2016 to 12/31/2016	$16.01339	$18.64422	72,031
01/01/2017 to 12/31/2017	$18.64422	$20.89208	75,799
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99874	$10.33248	72,273
01/01/2013 to 12/31/2013	$10.33248	$12.09919	81,104
01/01/2014 to 12/31/2014	$12.09919	$12.52682	76,209
01/01/2015 to 12/31/2015	$12.52682	$12.18243	56,696
01/01/2016 to 12/31/2016	$12.18243	$12.51537	55,006
01/01/2017 to 12/31/2017	$12.51537	$14.35749	57,282

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.19150	$9.14495	96,285
01/01/2010 to 12/31/2010	$9.14495	$11.01080	178,201
01/01/2011 to 12/31/2011	$11.01080	$8.64490	127,900
01/01/2012 to 12/31/2012	$8.64490	$10.03905	170,398
01/01/2013 to 12/31/2013	$10.03905	$9.90790	177,093
01/01/2014 to 12/31/2014	$9.90790	$9.29973	167,043
01/01/2015 to 12/31/2015	$9.29973	$7.62587	146,613
01/01/2016 to 12/31/2016	$7.62587	$8.43791	136,540
01/01/2017 to 12/31/2017	$8.43791	$10.50120	141,867
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.99736	$10.45993	1,594,790
01/01/2010 to 12/31/2010	$10.45993	$11.38917	1,966,370
01/01/2011 to 12/31/2011	$11.38917	$11.32728	1,970,053
01/01/2012 to 12/31/2012	$11.32728	$12.31131	2,050,090
01/01/2013 to 12/31/2013	$12.31131	$13.24018	1,961,922
01/01/2014 to 12/31/2014	$13.24018	$13.79108	1,717,539
01/01/2015 to 12/31/2015	$13.79108	$13.60014	1,601,746
01/01/2016 to 12/31/2016	$13.60014	$14.13295	1,544,291
01/01/2017 to 12/31/2017	$14.13295	$15.32763	1,489,320
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01866	$10.07285	229
01/01/2012 to 12/31/2012	$10.07285	$10.62414	14,677
01/01/2013 to 12/31/2013	$10.62414	$10.21994	9,794
01/01/2014 to 12/31/2014	$10.21994	$10.67386	37,904
01/01/2015 to 12/31/2015	$10.67386	$10.48277	24,110
01/01/2016 to 12/31/2016	$10.48277	$10.75767	24,061
01/01/2017 to 12/31/2017	$10.75767	$11.19474	46,033
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.70740	$8.19609	646,698
01/01/2010 to 12/31/2010	$8.19609	$9.60610	804,993
01/01/2011 to 12/31/2011	$9.60610	$8.87180	574,380
01/01/2012 to 12/31/2012	$8.87180	$9.86507	824,290
01/01/2013 to 12/31/2013	$9.86507	$11.36842	921,191
01/01/2014 to 12/31/2014	$11.36842	$12.22460	985,014
01/01/2015 to 12/31/2015	$12.22460	$11.96425	1,789,212
01/01/2016 to 12/31/2016	$11.96425	$12.97122	1,682,589
01/01/2017 to 12/31/2017	$12.97122	$14.82992	2,696,666
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99874	$11.68682	0
01/01/2014 to 12/31/2014	$11.68682	$13.26253	0
01/01/2015 to 12/31/2015	$13.26253	$13.26158	0
01/01/2016 to 12/31/2016	$13.26158	$14.47726	0
01/01/2017 to 12/31/2017	$14.47726	$17.30945	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.12722	$7.81555	32,499
01/01/2010 to 12/31/2010	$7.81555	$8.85453	48,270
01/01/2011 to 12/31/2011	$8.85453	$9.02103	30,829
01/01/2012 to 12/31/2012	$9.02103	$10.55351	36,633
01/01/2013 to 12/31/2013	$10.55351	$13.76244	47,908
01/01/2014 to 12/31/2014	$13.76244	$15.88513	64,765
01/01/2015 to 12/31/2015	$15.88513	$16.12431	77,168
01/01/2016 to 12/31/2016	$16.12431	$18.23604	53,106
01/01/2017 to 12/31/2017	$18.23604	$21.95436	47,616

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99874	$8.90747	0
01/01/2012 to 12/31/2012	$8.90747	$9.92541	0
01/01/2013 to 12/31/2013	$9.92541	$11.96308	0
01/01/2014 to 12/31/2014	$11.96308	$12.54626	0
01/01/2015 to 12/31/2015	$12.54626	$12.37340	0
01/01/2016 to 12/31/2016	$12.37340	$12.95535	2,357
01/01/2017 to 12/31/2017	$12.95535	$15.07870	2,361
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.48617	$8.93400	536,030
01/01/2010 to 12/31/2010	$8.93400	$9.84613	831,731
01/01/2011 to 12/31/2011	$9.84613	$9.51998	730,250
01/01/2012 to 12/31/2012	$9.51998	$10.33838	890,396
01/01/2013 to 12/31/2013	$10.33838	$11.44699	809,381
01/01/2014 to 12/31/2014	$11.44699	$11.85150	767,128
01/01/2015 to 12/31/2015	$11.85150	$11.65125	756,805
01/01/2016 to 12/31/2016	$11.65125	$12.02616	675,923
01/01/2017 to 12/31/2017	$12.02616	$13.76541	651,624
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$6.79435	$8.37330	370,215
01/01/2010 to 12/31/2010	$8.37330	$9.42811	570,272
01/01/2011 to 12/31/2011	$9.42811	$9.06262	409,360
01/01/2012 to 12/31/2012	$9.06262	$10.34330	595,387
01/01/2013 to 12/31/2013	$10.34330	$12.02494	702,432
01/01/2014 to 12/31/2014	$12.02494	$12.48462	675,046
01/01/2015 to 12/31/2015	$12.48462	$12.22738	1,187,883
01/01/2016 to 12/31/2016	$12.22738	$12.86214	1,100,507
01/01/2017 to 04/28/2017	$12.86214	$13.38485	0
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$7.93733	$9.78770	406,471
01/01/2010 to 12/31/2010	$9.78770	$10.77678	658,939
01/01/2011 to 12/31/2011	$10.77678	$10.25384	567,859
01/01/2012 to 12/31/2012	$10.25384	$11.22172	694,897
01/01/2013 to 12/31/2013	$11.22172	$12.64168	713,094
01/01/2014 to 12/31/2014	$12.64168	$12.82666	692,593
01/01/2015 to 10/16/2015	$12.82666	$12.48826	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$6.00647	$7.84248	57,873
01/01/2010 to 12/31/2010	$7.84248	$10.23628	43,370
01/01/2011 to 12/31/2011	$10.23628	$8.75847	77,555
01/01/2012 to 12/31/2012	$8.75847	$10.35593	108,841
01/01/2013 to 12/31/2013	$10.35593	$14.35979	101,834
01/01/2014 to 12/31/2014	$14.35979	$14.83925	101,094
01/01/2015 to 12/31/2015	$14.83925	$14.80787	74,566
01/01/2016 to 12/31/2016	$14.80787	$15.70503	67,949
01/01/2017 to 12/31/2017	$15.70503	$19.74839	63,494
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.70796	$8.83559	27,085
01/01/2010 to 12/31/2010	$8.83559	$11.86932	54,733
01/01/2011 to 12/31/2011	$11.86932	$11.57388	49,803
01/01/2012 to 12/31/2012	$11.57388	$12.78458	48,474
01/01/2013 to 12/31/2013	$12.78458	$17.01765	55,170
01/01/2014 to 12/31/2014	$17.01765	$17.39792	45,141
01/01/2015 to 12/31/2015	$17.39792	$17.26689	52,378
01/01/2016 to 12/31/2016	$17.26689	$19.05732	49,415
01/01/2017 to 12/31/2017	$19.05732	$23.25550	48,067

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.46967	$8.42432	63,865
01/01/2010 to 12/31/2010	$8.42432	$10.45223	66,125
01/01/2011 to 12/31/2011	$10.45223	$9.67773	66,105
01/01/2012 to 12/31/2012	$9.67773	$11.26057	71,613
01/01/2013 to 12/31/2013	$11.26057	$15.23609	69,375
01/01/2014 to 12/31/2014	$15.23609	$15.79392	62,703
01/01/2015 to 12/31/2015	$15.79392	$14.88253	65,477
01/01/2016 to 12/31/2016	$14.88253	$18.93584	58,140
01/01/2017 to 12/31/2017	$18.93584	$20.01756	60,556
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.17622	$9.92935	1,629,869
01/01/2010 to 12/31/2010	$9.92935	$10.90571	2,057,043
01/01/2011 to 12/31/2011	$10.90571	$10.95260	1,802,519
01/01/2012 to 12/31/2012	$10.95260	$12.24090	2,161,067
01/01/2013 to 12/31/2013	$12.24090	$14.08325	2,221,053
01/01/2014 to 12/31/2014	$14.08325	$14.68366	2,111,106
01/01/2015 to 12/31/2015	$14.68366	$14.46568	2,285,433
01/01/2016 to 12/31/2016	$14.46568	$15.31996	2,166,382
01/01/2017 to 12/31/2017	$15.31996	$17.41115	2,007,117
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$5.72417	$7.34030	79,459
01/01/2010 to 12/31/2010	$7.34030	$8.18554	107,239
01/01/2011 to 12/31/2011	$8.18554	$7.92860	83,027
01/01/2012 to 12/31/2012	$7.92860	$9.15434	100,191
01/01/2013 to 12/31/2013	$9.15434	$11.69068	85,930
01/01/2014 to 12/31/2014	$11.69068	$12.37186	81,795
01/01/2015 to 10/16/2015	$12.37186	$11.48149	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.46143	$9.86862	92,324
01/01/2010 to 12/31/2010	$9.86862	$11.25440	131,302
01/01/2011 to 12/31/2011	$11.25440	$10.89495	102,940
01/01/2012 to 12/31/2012	$10.89495	$12.61485	127,224
01/01/2013 to 12/31/2013	$12.61485	$17.89146	112,259
01/01/2014 to 12/31/2014	$17.89146	$19.08873	97,030
01/01/2015 to 12/31/2015	$19.08873	$20.59874	95,683
01/01/2016 to 12/31/2016	$20.59874	$20.83233	93,824
01/01/2017 to 12/31/2017	$20.83233	$28.28748	98,111
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$6.23009	$7.89930	47,189
01/01/2010 to 12/31/2010	$7.89930	$8.74662	42,445
01/01/2011 to 12/31/2011	$8.74662	$8.57090	37,974
01/01/2012 to 12/31/2012	$8.57090	$9.57090	40,666
01/01/2013 to 12/31/2013	$9.57090	$12.68859	30,612
01/01/2014 to 12/31/2014	$12.68859	$12.68959	29,194
01/01/2015 to 12/31/2015	$12.68959	$11.73818	29,586
01/01/2016 to 12/31/2016	$11.73818	$12.26777	27,976
01/01/2017 to 12/31/2017	$12.26777	$14.08072	26,903

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$7.35538	$9.85783	220,418
01/01/2010 to 12/31/2010	$9.85783	$11.69296	312,377
01/01/2011 to 12/31/2011	$11.69296	$9.79692	228,194
01/01/2012 to 12/31/2012	$9.79692	$9.99607	277,911
01/01/2013 to 12/31/2013	$9.99607	$11.35752	251,646
01/01/2014 to 12/31/2014	$11.35752	$10.24897	239,718
01/01/2015 to 12/31/2015	$10.24897	$8.14936	205,711
01/01/2016 to 12/31/2016	$8.14936	$10.00065	192,134
01/01/2017 to 12/31/2017	$10.00065	$10.86342	197,227
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.60843	$11.80367	41,934
01/01/2010 to 12/31/2010	$11.80367	$12.29119	73,954
01/01/2011 to 12/31/2011	$12.29119	$12.60300	85,891
01/01/2012 to 12/31/2012	$12.60300	$13.05891	105,085
01/01/2013 to 12/31/2013	$13.05891	$12.37691	72,726
01/01/2014 to 12/31/2014	$12.37691	$12.25586	44,843
01/01/2015 to 12/31/2015	$12.25586	$11.51141	41,214
01/01/2016 to 12/31/2016	$11.51141	$11.83003	44,558
01/01/2017 to 12/31/2017	$11.83003	$11.88764	37,357
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.60199	$8.77984	46,606
01/01/2010 to 12/31/2010	$8.77984	$10.68701	61,888
01/01/2011 to 12/31/2011	$10.68701	$10.16087	48,135
01/01/2012 to 12/31/2012	$10.16087	$11.84769	37,541
01/01/2013 to 12/31/2013	$11.84769	$15.44877	34,336
01/01/2014 to 12/31/2014	$15.44877	$17.49037	25,687
01/01/2015 to 12/31/2015	$17.49037	$16.08516	38,761
01/01/2016 to 12/31/2016	$16.08516	$18.05696	32,185
01/01/2017 to 12/31/2017	$18.05696	$21.07709	26,554
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.48836	$8.26091	194,411
01/01/2010 to 12/31/2010	$8.26091	$9.32545	210,936
01/01/2011 to 12/31/2011	$9.32545	$8.86601	185,422
01/01/2012 to 12/31/2012	$8.86601	$9.69157	202,525
01/01/2013 to 12/31/2013	$9.69157	$11.50036	205,354
01/01/2014 to 12/31/2014	$11.50036	$11.94816	208,436
01/01/2015 to 12/31/2015	$11.94816	$11.69128	223,042
01/01/2016 to 12/31/2016	$11.69128	$12.26432	254,694
01/01/2017 to 12/31/2017	$12.26432	$13.71941	282,085
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.47485	$10.24119	133,103
01/01/2010 to 12/31/2010	$10.24119	$10.87128	225,008
01/01/2011 to 12/31/2011	$10.87128	$11.35046	181,115
01/01/2012 to 12/31/2012	$11.35046	$12.05471	249,232
01/01/2013 to 12/31/2013	$12.05471	$11.69345	234,750
01/01/2014 to 12/31/2014	$11.69345	$12.34370	233,340
01/01/2015 to 12/31/2015	$12.34370	$12.30568	246,318
01/01/2016 to 12/31/2016	$12.30568	$12.74227	240,007
01/01/2017 to 12/31/2017	$12.74227	$13.33976	238,445
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$6.66160	$8.51531	709,795
01/01/2010 to 12/31/2010	$8.51531	$9.24408	1,005,878
01/01/2011 to 12/31/2011	$9.24408	$8.95108	725,217
01/01/2012 to 09/21/2012	$8.95108	$10.03722	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, or HDLT5 Only OR HAV and HD GRO OR HD GRO 60 bps (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.31443	$7.58029	690,422
01/01/2009 to 12/31/2009	$7.58029	$9.26448	799,056
01/01/2010 to 12/31/2010	$9.26448	$10.19462	806,904
01/01/2011 to 12/31/2011	$10.19462	$9.75312	722,709
01/01/2012 to 12/31/2012	$9.75312	$10.78971	726,773
01/01/2013 to 12/31/2013	$10.78971	$11.66170	713,714
01/01/2014 to 12/31/2014	$11.66170	$11.89871	681,328
01/01/2015 to 12/31/2015	$11.89871	$11.31759	530,268
01/01/2016 to 12/31/2016	$11.31759	$11.82816	490,152
01/01/2017 to 12/31/2017	$11.82816	$13.08827	453,416
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.28462	$7.78498	220,600
01/01/2009 to 12/31/2009	$7.78498	$9.65571	369,600
01/01/2010 to 12/31/2010	$9.65571	$10.79033	438,441
01/01/2011 to 12/31/2011	$10.79033	$10.61693	400,750
01/01/2012 to 12/31/2012	$10.61693	$11.85825	422,294
01/01/2013 to 12/31/2013	$11.85825	$13.58391	421,754
01/01/2014 to 12/31/2014	$13.58391	$14.16565	399,877
01/01/2015 to 12/31/2015	$14.16565	$14.03379	380,925
01/01/2016 to 12/31/2016	$14.03379	$14.77312	381,106
01/01/2017 to 12/31/2017	$14.77312	$16.97741	162,292
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.81865	$6.93814	781
01/01/2009 to 12/31/2009	$6.93814	$8.03080	6,085
01/01/2010 to 12/31/2010	$8.03080	$8.98555	6,133
01/01/2011 to 12/31/2011	$8.98555	$9.14661	8,346
01/01/2012 to 05/04/2012	$9.14661	$9.93586	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.63159	0
01/01/2014 to 12/31/2014	$11.63159	$12.93693	0
01/01/2015 to 12/31/2015	$12.93693	$12.93406	0
01/01/2016 to 12/31/2016	$12.93406	$14.07266	0
01/01/2017 to 12/31/2017	$14.07266	$16.89288	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.25387	$7.88566	294,740
01/01/2009 to 12/31/2009	$7.88566	$9.55557	575,103
01/01/2010 to 12/31/2010	$9.55557	$10.54773	604,407
01/01/2011 to 12/31/2011	$10.54773	$10.24057	536,225
01/01/2012 to 12/31/2012	$10.24057	$11.31975	569,835
01/01/2013 to 12/31/2013	$11.31975	$13.08835	515,247
01/01/2014 to 12/31/2014	$13.08835	$13.70209	492,444
01/01/2015 to 12/31/2015	$13.70209	$13.53054	467,715
01/01/2016 to 12/31/2016	$13.53054	$14.13578	438,412
01/01/2017 to 12/31/2017	$14.13578	$15.96415	425,431

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99857	$9.16255	0
01/01/2012 to 12/31/2012	$9.16255	$10.07596	0
01/01/2013 to 12/31/2013	$10.07596	$10.97739	0
01/01/2014 to 12/31/2014	$10.97739	$11.31669	0
01/01/2015 to 12/31/2015	$11.31669	$10.78833	2,123
01/01/2016 to 12/31/2016	$10.78833	$11.34118	1,806
01/01/2017 to 12/31/2017	$11.34118	$12.55240	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99857	$10.49507	0
01/01/2014 to 12/31/2014	$10.49507	$10.68352	0
01/01/2015 to 12/31/2015	$10.68352	$10.52840	0
01/01/2016 to 12/31/2016	$10.52840	$11.00455	0
01/01/2017 to 04/28/2017	$11.00455	$11.39370	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.66960	$10.60295	148
01/01/2009 to 12/31/2009	$10.60295	$11.48658	1,620
01/01/2010 to 12/31/2010	$11.48658	$11.72926	6,589
01/01/2011 to 12/31/2011	$11.72926	$11.78694	24,934
01/01/2012 to 12/31/2012	$11.78694	$12.12782	26,303
01/01/2013 to 12/31/2013	$12.12782	$11.66008	25,797
01/01/2014 to 12/31/2014	$11.66008	$11.44852	22,559
01/01/2015 to 12/31/2015	$11.44852	$11.30598	19,561
01/01/2016 to 12/31/2016	$11.30598	$11.29361	15,871
01/01/2017 to 12/31/2017	$11.29361	$11.28886	14,544
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.96160	$10.52960	30,426
01/01/2009 to 12/31/2009	$10.52960	$12.05880	65,080
01/01/2010 to 12/31/2010	$12.05880	$12.76610	63,030
01/01/2011 to 12/31/2011	$12.76610	$12.94556	49,106
01/01/2012 to 12/31/2012	$12.94556	$13.90862	51,251
01/01/2013 to 12/31/2013	$13.90862	$13.41826	55,498
01/01/2014 to 12/31/2014	$13.41826	$13.74548	50,844
01/01/2015 to 12/31/2015	$13.74548	$13.22431	46,594
01/01/2016 to 12/31/2016	$13.22431	$13.54685	43,146
01/01/2017 to 12/31/2017	$13.54685	$13.89515	47,710
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99905	$9.38572	0
01/01/2010 to 12/31/2010	$9.38572	$10.19992	0
01/01/2011 to 12/31/2011	$10.19992	$10.99092	0
01/01/2012 to 12/31/2012	$10.99092	$11.25150	0
01/01/2013 to 12/31/2013	$11.25150	$10.98198	0
01/01/2014 to 12/31/2014	$10.98198	$10.84304	0
01/01/2015 to 12/31/2015	$10.84304	$10.63187	0
01/01/2016 to 12/31/2016	$10.63187	$10.49794	0
01/01/2017 to 01/03/2017	$10.49794	$10.49305	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99858	$12.04396	0
01/01/2009 to 12/31/2009	$12.04396	$11.12056	0
01/01/2010 to 12/31/2010	$11.12056	$12.15179	0
01/01/2011 to 12/31/2011	$12.15179	$13.56492	0
01/01/2012 to 12/31/2012	$13.56492	$14.09333	0
01/01/2013 to 12/31/2013	$14.09333	$13.41564	0
01/01/2014 to 12/31/2014	$13.41564	$13.53594	0
01/01/2015 to 12/31/2015	$13.53594	$13.41092	0
01/01/2016 to 12/31/2016	$13.41092	$13.39292	0
01/01/2017 to 12/31/2017	$13.39292	$13.25685	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99858	$12.11286	0
01/01/2009 to 12/31/2009	$12.11286	$10.98780	0
01/01/2010 to 12/31/2010	$10.98780	$12.02578	0
01/01/2011 to 12/31/2011	$12.02578	$13.70693	0
01/01/2012 to 12/31/2012	$13.70693	$14.26024	0
01/01/2013 to 12/31/2013	$14.26024	$13.33784	0
01/01/2014 to 12/31/2014	$13.33784	$13.66734	0
01/01/2015 to 12/31/2015	$13.66734	$13.57611	0
01/01/2016 to 12/31/2016	$13.57611	$13.53613	0
01/01/2017 to 12/31/2017	$13.53613	$13.40522	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99905	$8.79604	0
01/01/2010 to 12/31/2010	$8.79604	$9.66876	1,486
01/01/2011 to 12/31/2011	$9.66876	$11.27734	0
01/01/2012 to 12/31/2012	$11.27734	$11.78346	0
01/01/2013 to 12/31/2013	$11.78346	$10.82629	0
01/01/2014 to 12/31/2014	$10.82629	$11.29551	0
01/01/2015 to 12/31/2015	$11.29551	$11.27065	0
01/01/2016 to 12/31/2016	$11.27065	$11.29383	0
01/01/2017 to 12/31/2017	$11.29383	$11.19829	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99810	$11.01729	6,259
01/01/2011 to 12/31/2011	$11.01729	$13.02623	23,762
01/01/2012 to 12/31/2012	$13.02623	$13.67162	11,015
01/01/2013 to 12/31/2013	$13.67162	$12.49582	229
01/01/2014 to 12/31/2014	$12.49582	$13.22419	198
01/01/2015 to 12/31/2015	$13.22419	$13.22852	227
01/01/2016 to 12/31/2016	$13.22852	$13.26576	218
01/01/2017 to 12/31/2017	$13.26576	$13.24420	230
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99857	$12.03025	34,654
01/01/2012 to 12/31/2012	$12.03025	$12.51433	33,539
01/01/2013 to 12/31/2013	$12.51433	$11.10044	0
01/01/2014 to 12/31/2014	$11.10044	$12.04074	0
01/01/2015 to 12/31/2015	$12.04074	$12.08175	0
01/01/2016 to 12/31/2016	$12.08175	$12.09126	0
01/01/2017 to 12/31/2017	$12.09126	$12.07022	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99810	$10.40740	3,259
01/01/2013 to 12/31/2013	$10.40740	$9.18516	43,943
01/01/2014 to 12/31/2014	$9.18516	$10.16623	18,561
01/01/2015 to 12/31/2015	$10.16623	$10.26182	0
01/01/2016 to 12/31/2016	$10.26182	$10.27831	0
01/01/2017 to 12/31/2017	$10.27831	$10.27325	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99905	$8.75667	59,163
01/01/2014 to 12/31/2014	$8.75667	$9.86176	23,209
01/01/2015 to 12/31/2015	$9.86176	$9.96747	0
01/01/2016 to 12/31/2016	$9.96747	$9.98311	0
01/01/2017 to 12/31/2017	$9.98311	$9.97694	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99905	$11.31222	20,784
01/01/2015 to 12/31/2015	$11.31222	$11.33979	45,001
01/01/2016 to 12/31/2016	$11.33979	$11.42066	0
01/01/2017 to 12/31/2017	$11.42066	$11.43018	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99905	$9.94591	38,866
01/01/2016 to 12/31/2016	$9.94591	$9.97813	42,756
01/01/2017 to 12/31/2017	$9.97813	$10.04433	31,950
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99810	$9.88741	65,714
01/01/2017 to 12/31/2017	$9.88741	$9.97864	10,961
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99810	$10.04467	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14535	$10.29945	0
01/01/2010 to 12/31/2010	$10.29945	$11.51148	1,007
01/01/2011 to 12/31/2011	$11.51148	$10.64939	419
01/01/2012 to 12/31/2012	$10.64939	$11.85108	760
01/01/2013 to 12/31/2013	$11.85108	$15.30798	823
01/01/2014 to 12/31/2014	$15.30798	$16.58906	533
01/01/2015 to 12/31/2015	$16.58906	$15.52687	92
01/01/2016 to 12/31/2016	$15.52687	$17.35800	0
01/01/2017 to 04/28/2017	$17.35800	$17.97828	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.43120	$7.30917	337,787
01/01/2009 to 12/31/2009	$7.30917	$9.00313	451,541
01/01/2010 to 12/31/2010	$9.00313	$10.03170	499,833
01/01/2011 to 12/31/2011	$10.03170	$9.62010	399,272
01/01/2012 to 12/31/2012	$9.62010	$10.75186	412,909
01/01/2013 to 12/31/2013	$10.75186	$12.96360	408,166
01/01/2014 to 12/31/2014	$12.96360	$13.63181	400,277
01/01/2015 to 12/31/2015	$13.63181	$13.46876	357,907
01/01/2016 to 12/31/2016	$13.46876	$14.14249	299,170
01/01/2017 to 12/31/2017	$14.14249	$16.38656	275,108
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99857	$11.65594	0
01/01/2014 to 12/31/2014	$11.65594	$13.01454	451
01/01/2015 to 12/31/2015	$13.01454	$12.33375	278
01/01/2016 to 12/31/2016	$12.33375	$13.92760	410
01/01/2017 to 12/31/2017	$13.92760	$16.20788	383

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$9.53033	$6.08313	202
01/01/2009 to 12/31/2009	$6.08313	$7.88735	165
01/01/2010 to 12/31/2010	$7.88735	$9.97588	278
01/01/2011 to 12/31/2011	$9.97588	$10.45070	470
01/01/2012 to 12/31/2012	$10.45070	$11.84713	1,972
01/01/2013 to 12/31/2013	$11.84713	$12.00823	2,024
01/01/2014 to 12/31/2014	$12.00823	$15.45011	1,836
01/01/2015 to 12/31/2015	$15.45011	$15.91989	2,747
01/01/2016 to 12/31/2016	$15.91989	$16.40008	2,635
01/01/2017 to 12/31/2017	$16.40008	$17.12535	2,255
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$8.44578	$7.73525	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99857	$9.68473	0
01/01/2014 to 12/31/2014	$9.68473	$10.00378	0
01/01/2015 to 12/31/2015	$10.00378	$9.82211	0
01/01/2016 to 12/31/2016	$9.82211	$10.09453	0
01/01/2017 to 04/28/2017	$10.09453	$10.30160	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10358	$7.50322	0
01/01/2009 to 12/31/2009	$7.50322	$8.93974	5,524
01/01/2010 to 12/31/2010	$8.93974	$9.95667	5,317
01/01/2011 to 12/31/2011	$9.95667	$9.54376	4,701
01/01/2012 to 12/31/2012	$9.54376	$10.65837	5,146
01/01/2013 to 12/31/2013	$10.65837	$12.48890	3,231
01/01/2014 to 12/31/2014	$12.48890	$12.97613	3,153
01/01/2015 to 10/16/2015	$12.97613	$12.93683	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.22519	$7.22737	179,253
01/01/2009 to 12/31/2009	$7.22737	$8.79712	241,871
01/01/2010 to 12/31/2010	$8.79712	$9.88773	247,345
01/01/2011 to 12/31/2011	$9.88773	$9.57167	219,031
01/01/2012 to 12/31/2012	$9.57167	$10.40722	208,997
01/01/2013 to 12/31/2013	$10.40722	$11.73797	191,915
01/01/2014 to 12/31/2014	$11.73797	$11.89971	177,210
01/01/2015 to 12/31/2015	$11.89971	$11.81091	163,750
01/01/2016 to 12/31/2016	$11.81091	$12.10197	157,454
01/01/2017 to 12/31/2017	$12.10197	$13.85359	148,135
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99858	$7.47065	7,730
01/01/2009 to 11/13/2009	$7.47065	$8.35030	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.74305	140,371
01/01/2013 to 12/31/2013	$10.74305	$13.14209	146,918
01/01/2014 to 12/31/2014	$13.14209	$13.32657	144,251
01/01/2015 to 10/16/2015	$13.32657	$12.76212	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99857	$10.81138	0
01/01/2014 to 12/31/2014	$10.81138	$10.89737	4,998
01/01/2015 to 10/16/2015	$10.89737	$10.39587	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17526	$6.11150	0
01/01/2009 to 12/31/2009	$6.11150	$8.11460	0
01/01/2010 to 12/31/2010	$8.11460	$9.58600	0
01/01/2011 to 12/31/2011	$9.58600	$8.94656	0
01/01/2012 to 12/31/2012	$8.94656	$11.14928	0
01/01/2013 to 12/31/2013	$11.14928	$11.43388	0
01/01/2014 to 12/31/2014	$11.43388	$12.80175	0
01/01/2015 to 12/31/2015	$12.80175	$12.57027	0
01/01/2016 to 12/31/2016	$12.57027	$12.46508	0
01/01/2017 to 12/31/2017	$12.46508	$13.58499	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.48125	$6.73972	5,299
01/01/2009 to 12/31/2009	$6.73972	$9.89579	6,378
01/01/2010 to 12/31/2010	$9.89579	$10.72625	3,409
01/01/2011 to 12/31/2011	$10.72625	$10.12478	2,741
01/01/2012 to 12/31/2012	$10.12478	$11.91711	4,229
01/01/2013 to 12/31/2013	$11.91711	$15.19533	4,857
01/01/2014 to 02/07/2014	$15.19533	$14.94763	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.39626	$6.64269	5,583
01/01/2009 to 12/31/2009	$6.64269	$7.78118	12,477
01/01/2010 to 12/31/2010	$7.78118	$8.63286	12,151
01/01/2011 to 12/31/2011	$8.63286	$8.01634	6,868
01/01/2012 to 12/31/2012	$8.01634	$9.42776	6,281
01/01/2013 to 12/31/2013	$9.42776	$12.37349	21,286
01/01/2014 to 12/31/2014	$12.37349	$13.75771	22,412
01/01/2015 to 12/31/2015	$13.75771	$12.89618	22,889
01/01/2016 to 12/31/2016	$12.89618	$14.13769	21,802
01/01/2017 to 12/31/2017	$14.13769	$15.24939	21,877
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.56909	$6.73180	6,242
01/01/2009 to 12/31/2009	$6.73180	$10.39351	4,065
01/01/2010 to 12/31/2010	$10.39351	$12.24001	4,433
01/01/2011 to 12/31/2011	$12.24001	$11.67165	3,430
01/01/2012 to 12/31/2012	$11.67165	$13.72046	5,798
01/01/2013 to 12/31/2013	$13.72046	$17.82536	5,597
01/01/2014 to 12/31/2014	$17.82536	$19.53827	7,338
01/01/2015 to 12/31/2015	$19.53827	$18.11048	9,245
01/01/2016 to 12/31/2016	$18.11048	$18.09234	8,939
01/01/2017 to 12/31/2017	$18.09234	$22.59920	8,527
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08926	$7.61215	41,374
01/01/2009 to 12/31/2009	$7.61215	$9.23061	100,308
01/01/2010 to 12/31/2010	$9.23061	$10.12402	106,820
01/01/2011 to 12/31/2011	$10.12402	$9.89972	99,903
01/01/2012 to 12/31/2012	$9.89972	$10.71473	107,626
01/01/2013 to 12/31/2013	$10.71473	$11.56473	108,322
01/01/2014 to 12/31/2014	$11.56473	$11.82516	107,579
01/01/2015 to 12/31/2015	$11.82516	$11.51605	100,645
01/01/2016 to 12/31/2016	$11.51605	$11.91324	94,936
01/01/2017 to 12/31/2017	$11.91324	$13.14709	70,810

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03346	$7.63699	0
01/01/2009 to 12/31/2009	$7.63699	$9.52067	1,582
01/01/2010 to 12/31/2010	$9.52067	$11.86158	2,472
01/01/2011 to 12/31/2011	$11.86158	$11.80975	2,405
01/01/2012 to 12/31/2012	$11.80975	$13.42742	4,771
01/01/2013 to 12/31/2013	$13.42742	$18.31854	4,532
01/01/2014 to 12/31/2014	$18.31854	$19.29943	6,520
01/01/2015 to 12/31/2015	$19.29943	$17.92539	6,985
01/01/2016 to 12/31/2016	$17.92539	$21.90098	5,708
01/01/2017 to 12/31/2017	$21.90098	$24.14873	6,177
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.51994	$10.59840	13,341
01/01/2009 to 12/31/2009	$10.59840	$10.44180	23,672
01/01/2010 to 12/31/2010	$10.44180	$10.26477	24,268
01/01/2011 to 12/31/2011	$10.26477	$10.09057	27,101
01/01/2012 to 12/31/2012	$10.09057	$9.91778	25,244
01/01/2013 to 12/31/2013	$9.91778	$9.74711	32,696
01/01/2014 to 12/31/2014	$9.74711	$9.57930	30,007
01/01/2015 to 12/31/2015	$9.57930	$9.41473	20,707
01/01/2016 to 12/31/2016	$9.41473	$9.25340	18,963
01/01/2017 to 12/31/2017	$9.25340	$9.12558	16,961
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.63742	$7.78400	709
01/01/2009 to 12/31/2009	$7.78400	$10.37011	7,853
01/01/2010 to 12/31/2010	$10.37011	$11.56763	6,755
01/01/2011 to 12/31/2011	$11.56763	$11.72970	5,559
01/01/2012 to 12/31/2012	$11.72970	$13.12705	5,498
01/01/2013 to 12/31/2013	$13.12705	$13.82773	5,372
01/01/2014 to 12/31/2014	$13.82773	$13.93758	5,179
01/01/2015 to 12/31/2015	$13.93758	$13.20972	2,853
01/01/2016 to 12/31/2016	$13.20972	$14.98190	2,610
01/01/2017 to 12/31/2017	$14.98190	$15.82500	2,737
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.49565	$6.03521	4,914
01/01/2009 to 12/31/2009	$6.03521	$7.08407	4,584
01/01/2010 to 12/31/2010	$7.08407	$7.87845	4,425
01/01/2011 to 12/31/2011	$7.87845	$7.41911	0
01/01/2012 to 12/31/2012	$7.41911	$8.52255	0
01/01/2013 to 12/31/2013	$8.52255	$11.71491	899
01/01/2014 to 12/31/2014	$11.71491	$13.09615	1,121
01/01/2015 to 12/31/2015	$13.09615	$11.86233	0
01/01/2016 to 12/31/2016	$11.86233	$13.97729	0
01/01/2017 to 12/31/2017	$13.97729	$16.37414	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.40345	$6.06655	937
01/01/2009 to 12/31/2009	$6.06655	$8.06631	926
01/01/2010 to 12/31/2010	$8.06631	$9.07693	924
01/01/2011 to 12/31/2011	$9.07693	$7.76802	923
01/01/2012 to 12/31/2012	$7.76802	$9.18910	1,551
01/01/2013 to 12/31/2013	$9.18910	$10.75208	5,965
01/01/2014 to 12/31/2014	$10.75208	$9.98329	6,634
01/01/2015 to 12/31/2015	$9.98329	$10.12041	5,005
01/01/2016 to 12/31/2016	$10.12041	$9.57095	5,055
01/01/2017 to 12/31/2017	$9.57095	$12.73918	4,198

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.57772	$6.92187	543
01/01/2009 to 12/31/2009	$6.92187	$8.87760	525
01/01/2010 to 12/31/2010	$8.87760	$9.69193	170
01/01/2011 to 12/31/2011	$9.69193	$8.33006	169
01/01/2012 to 12/31/2012	$8.33006	$9.55185	176
01/01/2013 to 12/31/2013	$9.55185	$11.21503	103
01/01/2014 to 12/31/2014	$11.21503	$10.28322	114
01/01/2015 to 12/31/2015	$10.28322	$10.18895	112
01/01/2016 to 12/31/2016	$10.18895	$10.07217	117
01/01/2017 to 12/31/2017	$10.07217	$12.15776	105
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99858	$10.72532	305,593
01/01/2009 to 12/31/2009	$10.72532	$11.73237	118,263
01/01/2010 to 12/31/2010	$11.73237	$12.77720	87,294
01/01/2011 to 12/31/2011	$12.77720	$14.12060	371,651
01/01/2012 to 12/31/2012	$14.12060	$15.18209	158,120
01/01/2013 to 12/31/2013	$15.18209	$14.44607	38,786
01/01/2014 to 12/31/2014	$14.44607	$15.15307	45,461
01/01/2015 to 12/31/2015	$15.15307	$15.06717	98,103
01/01/2016 to 12/31/2016	$15.06717	$15.43117	111,600
01/01/2017 to 12/31/2017	$15.43117	$15.82049	74,441
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11177	$7.13625	2,904
01/01/2009 to 12/31/2009	$7.13625	$8.88380	3,054
01/01/2010 to 12/31/2010	$8.88380	$9.93736	3,349
01/01/2011 to 12/31/2011	$9.93736	$9.71107	2,618
01/01/2012 to 12/31/2012	$9.71107	$10.84004	14,105
01/01/2013 to 12/31/2013	$10.84004	$12.38828	19,651
01/01/2014 to 12/31/2014	$12.38828	$12.95014	5,933
01/01/2015 to 12/31/2015	$12.95014	$12.59413	6,917
01/01/2016 to 12/31/2016	$12.59413	$13.02377	5,325
01/01/2017 to 12/31/2017	$13.02377	$14.97074	4,000
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$11.37690	$6.55421	4,608
01/01/2009 to 12/31/2009	$6.55421	$8.75281	12,553
01/01/2010 to 12/31/2010	$8.75281	$9.21909	8,811
01/01/2011 to 12/31/2011	$9.21909	$8.23160	6,958
01/01/2012 to 12/31/2012	$8.23160	$9.86225	8,978
01/01/2013 to 12/31/2013	$9.86225	$11.18153	9,177
01/01/2014 to 12/31/2014	$11.18153	$10.28971	8,234
01/01/2015 to 12/31/2015	$10.28971	$9.83010	8,066
01/01/2016 to 12/31/2016	$9.83010	$9.84804	6,526
01/01/2017 to 12/31/2017	$9.84804	$12.54724	8,224
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.55381	$8.54506	224,911
01/01/2009 to 12/31/2009	$8.54506	$10.24727	340,120
01/01/2010 to 12/31/2010	$10.24727	$10.80817	395,985
01/01/2011 to 12/31/2011	$10.80817	$10.64726	356,253
01/01/2012 to 12/31/2012	$10.64726	$11.58557	399,903
01/01/2013 to 12/31/2013	$11.58557	$12.64248	355,177
01/01/2014 to 12/31/2014	$12.64248	$13.10208	345,687
01/01/2015 to 12/31/2015	$13.10208	$12.85331	329,147
01/01/2016 to 12/31/2016	$12.85331	$13.11758	321,729
01/01/2017 to 12/31/2017	$13.11758	$14.45792	117,457

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08396	$10.28967	0
01/01/2010 to 12/31/2010	$10.28967	$11.25705	0
01/01/2011 to 12/31/2011	$11.25705	$11.13692	0
01/01/2012 to 12/31/2012	$11.13692	$12.60745	0
01/01/2013 to 12/31/2013	$12.60745	$16.91249	0
01/01/2014 to 12/31/2014	$16.91249	$18.20134	0
01/01/2015 to 12/31/2015	$18.20134	$19.79057	77
01/01/2016 to 12/31/2016	$19.79057	$19.16604	0
01/01/2017 to 12/31/2017	$19.16604	$25.58658	705
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.53918	$6.38917	6,023
01/01/2009 to 12/31/2009	$6.38917	$8.14798	5,625
01/01/2010 to 12/31/2010	$8.14798	$9.58964	5,074
01/01/2011 to 12/31/2011	$9.58964	$9.33879	4,654
01/01/2012 to 12/31/2012	$9.33879	$10.30371	5,667
01/01/2013 to 12/31/2013	$10.30371	$13.83409	3,842
01/01/2014 to 12/31/2014	$13.83409	$15.03587	10,381
01/01/2015 to 12/31/2015	$15.03587	$16.26566	13,198
01/01/2016 to 12/31/2016	$16.26566	$16.87788	12,687
01/01/2017 to 12/31/2017	$16.87788	$22.06074	13,169
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.92227	$8.23823	0
01/01/2009 to 12/31/2009	$8.23823	$10.89824	4,049
01/01/2010 to 12/31/2010	$10.89824	$12.14768	3,777
01/01/2011 to 12/31/2011	$12.14768	$13.15337	3,454
01/01/2012 to 12/31/2012	$13.15337	$13.69343	3,430
01/01/2013 to 12/31/2013	$13.69343	$13.18866	6,992
01/01/2014 to 12/31/2014	$13.18866	$13.78995	6,912
01/01/2015 to 12/31/2015	$13.78995	$13.47363	6,614
01/01/2016 to 12/31/2016	$13.47363	$13.58691	6,489
01/01/2017 to 12/31/2017	$13.58691	$13.80151	6,525
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$11.93449	$7.74226	0
01/01/2009 to 12/31/2009	$7.74226	$10.00657	1,464
01/01/2010 to 12/31/2010	$10.00657	$11.01926	2,575
01/01/2011 to 12/31/2011	$11.01926	$10.49074	1,566
01/01/2012 to 12/31/2012	$10.49074	$12.68948	2,928
01/01/2013 to 12/31/2013	$12.68948	$15.91756	6,288
01/01/2014 to 12/31/2014	$15.91756	$16.21177	6,694
01/01/2015 to 12/31/2015	$16.21177	$15.69952	6,577
01/01/2016 to 12/31/2016	$15.69952	$16.52739	6,188
01/01/2017 to 12/31/2017	$16.52739	$20.11644	5,588
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$11.74189	$7.35047	0
01/01/2009 to 12/31/2009	$7.35047	$8.97986	3,172
01/01/2010 to 12/31/2010	$8.97986	$9.95374	5,925
01/01/2011 to 12/31/2011	$9.95374	$9.72471	4,461
01/01/2012 to 12/31/2012	$9.72471	$11.19006	5,736
01/01/2013 to 12/31/2013	$11.19006	$15.03451	7,368
01/01/2014 to 12/31/2014	$15.03451	$16.06290	6,558
01/01/2015 to 12/31/2015	$16.06290	$16.92789	4,385
01/01/2016 to 12/31/2016	$16.92789	$16.95539	3,967
01/01/2017 to 12/31/2017	$16.95539	$21.78192	3,444

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99858	$10.19406	0
01/01/2013 to 12/31/2013	$10.19406	$13.47564	0
01/01/2014 to 12/31/2014	$13.47564	$14.59708	0
01/01/2015 to 12/31/2015	$14.59708	$14.24224	2,243
01/01/2016 to 12/31/2016	$14.24224	$15.87985	1,267
01/01/2017 to 12/31/2017	$15.87985	$18.31372	3,401
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02848	$10.06951	0
01/01/2012 to 12/31/2012	$10.06951	$10.37829	0
01/01/2013 to 12/31/2013	$10.37829	$9.91079	0
01/01/2014 to 12/31/2014	$9.91079	$10.24201	0
01/01/2015 to 10/16/2015	$10.24201	$10.20870	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.24905	$6.83966	1,261
01/01/2009 to 12/31/2009	$6.83966	$8.72450	2,766
01/01/2010 to 12/31/2010	$8.72450	$11.03351	3,202
01/01/2011 to 12/31/2011	$11.03351	$11.02690	2,955
01/01/2012 to 12/31/2012	$11.02690	$12.17892	3,440
01/01/2013 to 12/31/2013	$12.17892	$15.87285	2,597
01/01/2014 to 12/31/2014	$15.87285	$16.83844	2,425
01/01/2015 to 10/16/2015	$16.83844	$17.25715	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.01865	$6.22235	209
01/01/2009 to 12/31/2009	$6.22235	$7.49518	2,076
01/01/2010 to 12/31/2010	$7.49518	$8.85927	2,872
01/01/2011 to 04/29/2011	$8.85927	$9.93478	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.29756	$5.84357	2,692
01/01/2009 to 12/31/2009	$5.84357	$8.07728	5,882
01/01/2010 to 12/31/2010	$8.07728	$9.79886	5,031
01/01/2011 to 12/31/2011	$9.79886	$9.39128	3,529
01/01/2012 to 12/31/2012	$9.39128	$10.81040	5,606
01/01/2013 to 12/31/2013	$10.81040	$15.08767	8,181
01/01/2014 to 12/31/2014	$15.08767	$16.94131	7,634
01/01/2015 to 12/31/2015	$16.94131	$15.71136	10,095
01/01/2016 to 12/31/2016	$15.71136	$18.25670	10,679
01/01/2017 to 12/31/2017	$18.25670	$20.41774	9,685
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.31874	8,557
01/01/2013 to 12/31/2013	$10.31874	$12.05951	7,947
01/01/2014 to 12/31/2014	$12.05951	$12.46114	7,536
01/01/2015 to 12/31/2015	$12.46114	$12.09476	5,169
01/01/2016 to 12/31/2016	$12.09476	$12.40090	4,850
01/01/2017 to 12/31/2017	$12.40090	$14.19830	3,335
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10132	$5.57216	0
01/01/2009 to 12/31/2009	$5.57216	$9.11891	5,826
01/01/2010 to 12/31/2010	$9.11891	$10.95795	8,612
01/01/2011 to 12/31/2011	$10.95795	$8.58654	7,077
01/01/2012 to 12/31/2012	$8.58654	$9.95162	10,682
01/01/2013 to 12/31/2013	$9.95162	$9.80229	12,255
01/01/2014 to 12/31/2014	$9.80229	$9.18246	11,656
01/01/2015 to 12/31/2015	$9.18246	$7.51497	8,820
01/01/2016 to 12/31/2016	$7.51497	$8.29895	6,077
01/01/2017 to 12/31/2017	$8.29895	$10.30803	5,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.12416	$8.80243	165,915
01/01/2009 to 12/31/2009	$8.80243	$10.38444	312,015
01/01/2010 to 12/31/2010	$10.38444	$11.28481	302,437
01/01/2011 to 12/31/2011	$11.28481	$11.20146	269,971
01/01/2012 to 12/31/2012	$11.20146	$12.15069	310,299
01/01/2013 to 12/31/2013	$12.15069	$13.04183	302,498
01/01/2014 to 12/31/2014	$13.04183	$13.55778	212,876
01/01/2015 to 12/31/2015	$13.55778	$13.34368	171,452
01/01/2016 to 12/31/2016	$13.34368	$13.83928	163,745
01/01/2017 to 12/31/2017	$13.83928	$14.97981	155,509
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01849	$10.06939	0
01/01/2012 to 12/31/2012	$10.06939	$10.59962	0
01/01/2013 to 12/31/2013	$10.59962	$10.17640	0
01/01/2014 to 12/31/2014	$10.17640	$10.60757	0
01/01/2015 to 12/31/2015	$10.60757	$10.39714	0
01/01/2016 to 12/31/2016	$10.39714	$10.64882	3,840
01/01/2017 to 12/31/2017	$10.64882	$11.05970	0
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.27901	$6.57207	168,928
01/01/2009 to 12/31/2009	$6.57207	$8.13678	256,354
01/01/2010 to 12/31/2010	$8.13678	$9.51787	292,307
01/01/2011 to 12/31/2011	$9.51787	$8.77313	236,537
01/01/2012 to 12/31/2012	$8.77313	$9.73603	256,448
01/01/2013 to 12/31/2013	$9.73603	$11.19768	265,513
01/01/2014 to 12/31/2014	$11.19768	$12.01729	255,450
01/01/2015 to 12/31/2015	$12.01729	$11.73825	348,026
01/01/2016 to 12/31/2016	$11.73825	$12.70141	326,399
01/01/2017 to 12/31/2017	$12.70141	$14.49297	319,224
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.67121	0
01/01/2014 to 12/31/2014	$11.67121	$13.21876	0
01/01/2015 to 12/31/2015	$13.21876	$13.19191	0
01/01/2016 to 12/31/2016	$13.19191	$14.37307	0
01/01/2017 to 12/31/2017	$14.37307	$17.15122	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$10.76050	$6.48081	616
01/01/2009 to 12/31/2009	$6.48081	$7.75928	1,147
01/01/2010 to 12/31/2010	$7.75928	$8.77355	1,278
01/01/2011 to 12/31/2011	$8.77355	$8.92102	787
01/01/2012 to 12/31/2012	$8.92102	$10.41605	2,044
01/01/2013 to 12/31/2013	$10.41605	$13.55651	5,189
01/01/2014 to 12/31/2014	$13.55651	$15.61679	4,974
01/01/2015 to 12/31/2015	$15.61679	$15.82080	7,706
01/01/2016 to 12/31/2016	$15.82080	$17.85767	6,189
01/01/2017 to 12/31/2017	$17.85767	$21.45662	5,844
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99857	$8.89568	0
01/01/2012 to 12/31/2012	$8.89568	$9.89278	0
01/01/2013 to 12/31/2013	$9.89278	$11.90029	0
01/01/2014 to 12/31/2014	$11.90029	$12.45586	0
01/01/2015 to 12/31/2015	$12.45586	$12.26001	0
01/01/2016 to 12/31/2016	$12.26001	$12.81147	0
01/01/2017 to 12/31/2017	$12.81147	$14.88217	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08108	$7.34315	10,314
01/01/2009 to 12/31/2009	$7.34315	$8.90471	48,728
01/01/2010 to 12/31/2010	$8.90471	$9.79462	48,886
01/01/2011 to 12/31/2011	$9.79462	$9.45152	42,529
01/01/2012 to 12/31/2012	$9.45152	$10.24388	19,962
01/01/2013 to 12/31/2013	$10.24388	$11.32005	17,848
01/01/2014 to 12/31/2014	$11.32005	$11.69718	19,342
01/01/2015 to 12/31/2015	$11.69718	$11.47690	19,690
01/01/2016 to 12/31/2016	$11.47690	$11.82304	14,593
01/01/2017 to 12/31/2017	$11.82304	$13.50637	11,211
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09925	$6.69446	50,953
01/01/2009 to 12/31/2009	$6.69446	$8.34595	77,171
01/01/2010 to 12/31/2010	$8.34595	$9.37899	79,316
01/01/2011 to 12/31/2011	$9.37899	$8.99772	53,447
01/01/2012 to 12/31/2012	$8.99772	$10.24908	65,064
01/01/2013 to 12/31/2013	$10.24908	$11.89196	80,677
01/01/2014 to 12/31/2014	$11.89196	$12.32226	76,057
01/01/2015 to 12/31/2015	$12.32226	$12.04457	93,617
01/01/2016 to 12/31/2016	$12.04457	$12.64488	87,290
01/01/2017 to 04/28/2017	$12.64488	$13.15033	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.31065	$7.75997	28,016
01/01/2009 to 12/31/2009	$7.75997	$9.71715	42,143
01/01/2010 to 12/31/2010	$9.71715	$10.67818	43,829
01/01/2011 to 12/31/2011	$10.67818	$10.13994	35,786
01/01/2012 to 12/31/2012	$10.13994	$11.07516	36,894
01/01/2013 to 12/31/2013	$11.07516	$12.45205	37,273
01/01/2014 to 12/31/2014	$12.45205	$12.60941	36,441
01/01/2015 to 10/16/2015	$12.60941	$12.25766	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.86864	$5.97180	367
01/01/2009 to 12/31/2009	$5.97180	$7.78612	832
01/01/2010 to 12/31/2010	$7.78612	$10.14271	360
01/01/2011 to 12/31/2011	$10.14271	$8.66144	1,496
01/01/2012 to 12/31/2012	$8.66144	$10.22095	3,729
01/01/2013 to 12/31/2013	$10.22095	$14.14486	3,384
01/01/2014 to 12/31/2014	$14.14486	$14.58836	3,543
01/01/2015 to 12/31/2015	$14.58836	$14.52882	2,628
01/01/2016 to 12/31/2016	$14.52882	$15.37883	2,627
01/01/2017 to 12/31/2017	$15.37883	$19.30039	2,215
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.43378	$6.66531	0
01/01/2009 to 12/31/2009	$6.66531	$8.77180	100
01/01/2010 to 12/31/2010	$8.77180	$11.76047	80
01/01/2011 to 12/31/2011	$11.76047	$11.44523	256
01/01/2012 to 12/31/2012	$11.44523	$12.61772	1,289
01/01/2013 to 12/31/2013	$12.61772	$16.76255	1,051
01/01/2014 to 12/31/2014	$16.76255	$17.10340	1,600
01/01/2015 to 12/31/2015	$17.10340	$16.94132	1,953
01/01/2016 to 12/31/2016	$16.94132	$18.66136	1,206
01/01/2017 to 12/31/2017	$18.66136	$22.72769	877

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.70078	$6.70059	2,949
01/01/2009 to 12/31/2009	$6.70059	$8.36348	3,405
01/01/2010 to 12/31/2010	$8.36348	$10.35634	1,232
01/01/2011 to 12/31/2011	$10.35634	$9.57011	1,072
01/01/2012 to 12/31/2012	$9.57011	$11.11346	2,176
01/01/2013 to 12/31/2013	$11.11346	$15.00753	1,836
01/01/2014 to 12/31/2014	$15.00753	$15.52649	2,089
01/01/2015 to 12/31/2015	$15.52649	$14.60174	1,474
01/01/2016 to 12/31/2016	$14.60174	$18.54211	1,185
01/01/2017 to 12/31/2017	$18.54211	$19.56296	1,072
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.10168	$8.07989	169,999
01/01/2009 to 12/31/2009	$8.07989	$9.85774	381,971
01/01/2010 to 12/31/2010	$9.85774	$10.80580	453,599
01/01/2011 to 12/31/2011	$10.80580	$10.83087	454,470
01/01/2012 to 12/31/2012	$10.83087	$12.08098	475,737
01/01/2013 to 12/31/2013	$12.08098	$13.87192	473,678
01/01/2014 to 12/31/2014	$13.87192	$14.43485	323,407
01/01/2015 to 12/31/2015	$14.43485	$14.19252	271,682
01/01/2016 to 12/31/2016	$14.19252	$15.00123	254,784
01/01/2017 to 12/31/2017	$15.00123	$17.01553	244,948
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$10.48707	$5.98961	4,814
01/01/2009 to 12/31/2009	$5.98961	$7.28736	6,506
01/01/2010 to 12/31/2010	$7.28736	$8.11059	3,203
01/01/2011 to 12/31/2011	$8.11059	$7.84060	2,363
01/01/2012 to 12/31/2012	$7.84060	$9.03488	5,203
01/01/2013 to 12/31/2013	$9.03488	$11.51542	4,862
01/01/2014 to 12/31/2014	$11.51542	$12.16249	4,690
01/01/2015 to 10/16/2015	$12.16249	$11.26960	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.12804	$6.49978	821
01/01/2009 to 12/31/2009	$6.49978	$9.79749	2,681
01/01/2010 to 12/31/2010	$9.79749	$11.15143	2,027
01/01/2011 to 12/31/2011	$11.15143	$10.77407	2,506
01/01/2012 to 12/31/2012	$10.77407	$12.45032	2,870
01/01/2013 to 12/31/2013	$12.45032	$17.62352	3,271
01/01/2014 to 12/31/2014	$17.62352	$18.76579	5,759
01/01/2015 to 12/31/2015	$18.76579	$20.21049	8,543
01/01/2016 to 12/31/2016	$20.21049	$20.39960	8,629
01/01/2017 to 12/31/2017	$20.39960	$27.64567	6,918
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$10.95037	$6.74756	6,172
01/01/2009 to 12/31/2009	$6.74756	$7.84238	1,223
01/01/2010 to 12/31/2010	$7.84238	$8.66644	330
01/01/2011 to 12/31/2011	$8.66644	$8.47561	539
01/01/2012 to 12/31/2012	$8.47561	$9.44585	2,305
01/01/2013 to 12/31/2013	$9.44585	$12.49812	970
01/01/2014 to 12/31/2014	$12.49812	$12.47455	532
01/01/2015 to 12/31/2015	$12.47455	$11.51662	543
01/01/2016 to 12/31/2016	$11.51662	$12.01259	538
01/01/2017 to 12/31/2017	$12.01259	$13.76081	522

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$13.56505	$6.66754	1,029
01/01/2009 to 12/31/2009	$6.66754	$9.78660	6,126
01/01/2010 to 12/31/2010	$9.78660	$11.58555	6,341
01/01/2011 to 12/31/2011	$11.58555	$9.68778	5,820
01/01/2012 to 12/31/2012	$9.68778	$9.86519	6,642
01/01/2013 to 12/31/2013	$9.86519	$11.18669	4,507
01/01/2014 to 12/31/2014	$11.18669	$10.07509	4,750
01/01/2015 to 12/31/2015	$10.07509	$7.99533	5,916
01/01/2016 to 12/31/2016	$7.99533	$9.79237	5,223
01/01/2017 to 12/31/2017	$9.79237	$10.61628	5,239
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$11.09132	$10.63511	1,001
01/01/2009 to 12/31/2009	$10.63511	$11.71854	755
01/01/2010 to 12/31/2010	$11.71854	$12.17856	1,010
01/01/2011 to 12/31/2011	$12.17856	$12.46302	1,898
01/01/2012 to 12/31/2012	$12.46302	$12.88847	1,850
01/01/2013 to 12/31/2013	$12.88847	$12.19127	42
01/01/2014 to 12/31/2014	$12.19127	$12.04827	0
01/01/2015 to 12/31/2015	$12.04827	$11.29433	4,982
01/01/2016 to 12/31/2016	$11.29433	$11.58421	4,045
01/01/2017 to 12/31/2017	$11.58421	$11.61784	4,357
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.50138	$6.38584	0
01/01/2009 to 12/31/2009	$6.38584	$8.71638	415
01/01/2010 to 12/31/2010	$8.71638	$10.58897	0
01/01/2011 to 12/31/2011	$10.58897	$10.04800	203
01/01/2012 to 12/31/2012	$10.04800	$11.69310	1,788
01/01/2013 to 12/31/2013	$11.69310	$15.21723	1,433
01/01/2014 to 12/31/2014	$15.21723	$17.19427	2,000
01/01/2015 to 12/31/2015	$17.19427	$15.78177	908
01/01/2016 to 12/31/2016	$15.78177	$17.68172	817
01/01/2017 to 12/31/2017	$17.68172	$20.59868	203
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.46345	$6.49753	13,782
01/01/2009 to 12/31/2009	$6.49753	$8.20138	22,545
01/01/2010 to 12/31/2010	$8.20138	$9.24013	22,005
01/01/2011 to 12/31/2011	$9.24013	$8.76758	31,225
01/01/2012 to 12/31/2012	$8.76758	$9.56505	29,836
01/01/2013 to 12/31/2013	$9.56505	$11.32796	28,116
01/01/2014 to 12/31/2014	$11.32796	$11.74589	22,277
01/01/2015 to 12/31/2015	$11.74589	$11.47075	21,228
01/01/2016 to 12/31/2016	$11.47075	$12.00946	19,639
01/01/2017 to 12/31/2017	$12.00946	$13.40788	17,400
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97857	$9.29580	1,988
01/01/2009 to 12/31/2009	$9.29580	$10.19841	6,374
01/01/2010 to 12/31/2010	$10.19841	$10.80459	5,721
01/01/2011 to 12/31/2011	$10.80459	$11.25875	4,444
01/01/2012 to 12/31/2012	$11.25875	$11.93381	9,199
01/01/2013 to 12/31/2013	$11.93381	$11.55346	13,466
01/01/2014 to 12/31/2014	$11.55346	$12.17197	18,213
01/01/2015 to 12/31/2015	$12.17197	$12.11056	15,891
01/01/2016 to 12/31/2016	$12.11056	$12.51563	15,263
01/01/2017 to 12/31/2017	$12.51563	$13.07684	13,109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07809	$6.63967	50,618
01/01/2009 to 12/31/2009	$6.63967	$8.48729	188,039
01/01/2010 to 12/31/2010	$8.48729	$9.19556	216,286
01/01/2011 to 12/31/2011	$9.19556	$8.88658	156,948
01/01/2012 to 09/21/2012	$8.88658	$9.95078	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.77245	$7.87551	81,366
01/01/2009 to 12/31/2009	$7.87551	$9.61124	459,255
01/01/2010 to 12/31/2010	$9.61124	$10.56057	547,140
01/01/2011 to 12/31/2011	$10.56057	$10.08836	450,724
01/01/2012 to 12/31/2012	$10.08836	$11.14410	513,039
01/01/2013 to 12/31/2013	$11.14410	$12.02719	499,169
01/01/2014 to 12/31/2014	$12.02719	$12.25357	474,577
01/01/2015 to 12/31/2015	$12.25357	$11.63795	350,400
01/01/2016 to 12/31/2016	$11.63795	$12.14510	298,297
01/01/2017 to 12/31/2017	$12.14510	$13.41929	304,053
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.43460	$7.87680	34,545
01/01/2009 to 12/31/2009	$7.87680	$9.75519	131,788
01/01/2010 to 12/31/2010	$9.75519	$10.88553	135,608
01/01/2011 to 12/31/2011	$10.88553	$10.69481	114,020
01/01/2012 to 12/31/2012	$10.69481	$11.92762	134,628
01/01/2013 to 12/31/2013	$11.92762	$13.64323	127,009
01/01/2014 to 12/31/2014	$13.64323	$14.20668	132,813
01/01/2015 to 12/31/2015	$14.20668	$14.05364	119,413
01/01/2016 to 12/31/2016	$14.05364	$14.77218	110,778
01/01/2017 to 12/31/2017	$14.77218	$16.95135	106,600
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.59346	$7.42411	0
01/01/2009 to 12/31/2009	$7.42411	$8.58067	27,509
01/01/2010 to 12/31/2010	$8.58067	$9.58667	30,823
01/01/2011 to 12/31/2011	$9.58667	$9.74413	29,907
01/01/2012 to 05/04/2012	$9.74413	$10.57964	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.64277	$8.14626	34,831
01/01/2009 to 12/31/2009	$8.14626	$9.85682	514,826
01/01/2010 to 12/31/2010	$9.85682	$10.86424	623,828
01/01/2011 to 12/31/2011	$10.86424	$10.53238	513,328
01/01/2012 to 12/31/2012	$10.53238	$11.62514	568,077
01/01/2013 to 12/31/2013	$11.62514	$13.42168	444,967
01/01/2014 to 12/31/2014	$13.42168	$14.03040	455,228
01/01/2015 to 12/31/2015	$14.03040	$13.83427	415,432
01/01/2016 to 12/31/2016	$13.83427	$14.43195	315,707
01/01/2017 to 12/31/2017	$14.43195	$16.27468	332,558
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.15301	0
01/01/2012 to 12/31/2012	$9.15301	$10.05053	0
01/01/2013 to 12/31/2013	$10.05053	$10.93367	0
01/01/2014 to 12/31/2014	$10.93367	$11.25504	4,310
01/01/2015 to 12/31/2015	$11.25504	$10.71373	4,362
01/01/2016 to 12/31/2016	$10.71373	$11.24629	4,366
01/01/2017 to 12/31/2017	$11.24629	$12.42906	4,410

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.48449	0
01/01/2014 to 12/31/2014	$10.48449	$10.65715	0
01/01/2015 to 12/31/2015	$10.65715	$10.48686	0
01/01/2016 to 12/31/2016	$10.48686	$10.94500	0
01/01/2017 to 04/28/2017	$10.94500	$11.32668	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.71750	$10.63495	0
01/01/2009 to 12/31/2009	$10.63495	$11.50428	1,394
01/01/2010 to 12/31/2010	$11.50428	$11.72999	1,551
01/01/2011 to 12/31/2011	$11.72999	$11.77036	1,375
01/01/2012 to 12/31/2012	$11.77036	$12.09290	1,472
01/01/2013 to 12/31/2013	$12.09290	$11.60948	1,605
01/01/2014 to 12/31/2014	$11.60948	$11.38187	5,756
01/01/2015 to 12/31/2015	$11.38187	$11.22372	5,581
01/01/2016 to 12/31/2016	$11.22372	$11.19506	8,060
01/01/2017 to 12/31/2017	$11.19506	$11.17391	6,422
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.93452	$10.48811	1,503
01/01/2009 to 12/31/2009	$10.48811	$11.99359	123,840
01/01/2010 to 12/31/2010	$11.99359	$12.67844	157,774
01/01/2011 to 12/31/2011	$12.67844	$12.83777	136,313
01/01/2012 to 12/31/2012	$12.83777	$13.77245	134,484
01/01/2013 to 12/31/2013	$13.77245	$13.26724	148,327
01/01/2014 to 12/31/2014	$13.26724	$13.57074	136,201
01/01/2015 to 12/31/2015	$13.57074	$13.03698	104,671
01/01/2016 to 12/31/2016	$13.03698	$13.33538	94,765
01/01/2017 to 12/31/2017	$13.33538	$13.65822	118,280
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99897	$9.37189	0
01/01/2010 to 12/31/2010	$9.37189	$10.16992	0
01/01/2011 to 12/31/2011	$10.16992	$10.94263	0
01/01/2012 to 12/31/2012	$10.94263	$11.18539	0
01/01/2013 to 12/31/2013	$11.18539	$10.90130	0
01/01/2014 to 12/31/2014	$10.90130	$10.74753	0
01/01/2015 to 12/31/2015	$10.74753	$10.52287	0
01/01/2016 to 12/31/2016	$10.52287	$10.37460	0
01/01/2017 to 01/03/2017	$10.37460	$10.36960	0
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99846	$12.02740	2,716
01/01/2009 to 12/31/2009	$12.02740	$11.08899	13,607
01/01/2010 to 12/31/2010	$11.08899	$12.09943	0
01/01/2011 to 12/31/2011	$12.09943	$13.48663	0
01/01/2012 to 12/31/2012	$13.48663	$13.99125	0
01/01/2013 to 12/31/2013	$13.99125	$13.29882	0
01/01/2014 to 12/31/2014	$13.29882	$13.39820	0
01/01/2015 to 12/31/2015	$13.39820	$13.25498	0
01/01/2016 to 12/31/2016	$13.25498	$13.21750	0
01/01/2017 to 12/31/2017	$13.21750	$13.06400	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99846	$12.09626	2,440
01/01/2009 to 12/31/2009	$12.09626	$10.95660	9,277
01/01/2010 to 12/31/2010	$10.95660	$11.97397	2,796
01/01/2011 to 12/31/2011	$11.97397	$13.62798	0
01/01/2012 to 12/31/2012	$13.62798	$14.15708	0
01/01/2013 to 12/31/2013	$14.15708	$13.22184	0
01/01/2014 to 12/31/2014	$13.22184	$13.52858	0
01/01/2015 to 12/31/2015	$13.52858	$13.41847	0
01/01/2016 to 12/31/2016	$13.41847	$13.35923	0
01/01/2017 to 12/31/2017	$13.35923	$13.21026	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99897	$8.78306	0
01/01/2010 to 12/31/2010	$8.78306	$9.64023	124,160
01/01/2011 to 12/31/2011	$9.64023	$11.22759	31,645
01/01/2012 to 12/31/2012	$11.22759	$11.71417	0
01/01/2013 to 12/31/2013	$11.71417	$10.74672	0
01/01/2014 to 12/31/2014	$10.74672	$11.19591	0
01/01/2015 to 12/31/2015	$11.19591	$11.15485	13,174
01/01/2016 to 12/31/2016	$11.15485	$11.16138	13,638
01/01/2017 to 12/31/2017	$11.16138	$11.05074	11,650
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99794	$11.00110	119,889
01/01/2011 to 12/31/2011	$11.00110	$12.98795	42,207
01/01/2012 to 12/31/2012	$12.98795	$13.61130	17,563
01/01/2013 to 12/31/2013	$13.61130	$12.42241	0
01/01/2014 to 12/31/2014	$12.42241	$13.12714	0
01/01/2015 to 12/31/2015	$13.12714	$13.11205	0
01/01/2016 to 12/31/2016	$13.11205	$13.12974	0
01/01/2017 to 12/31/2017	$13.12974	$13.08914	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01256	129,732
01/01/2012 to 12/31/2012	$12.01256	$12.47759	78,339
01/01/2013 to 12/31/2013	$12.47759	$11.05160	0
01/01/2014 to 12/31/2014	$11.05160	$11.97007	0
01/01/2015 to 12/31/2015	$11.97007	$11.99313	0
01/01/2016 to 12/31/2016	$11.99313	$11.98501	0
01/01/2017 to 12/31/2017	$11.98501	$11.94661	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39215	121,338
01/01/2013 to 12/31/2013	$10.39215	$9.15827	164,475
01/01/2014 to 12/31/2014	$9.15827	$10.12164	38,753
01/01/2015 to 12/31/2015	$10.12164	$10.20188	0
01/01/2016 to 12/31/2016	$10.20188	$10.20324	0
01/01/2017 to 12/31/2017	$10.20324	$10.18326	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74369	275,406
01/01/2014 to 12/31/2014	$8.74369	$9.83272	169,571
01/01/2015 to 12/31/2015	$9.83272	$9.92342	26,580
01/01/2016 to 12/31/2016	$9.92342	$9.92442	18,632
01/01/2017 to 12/31/2017	$9.92442	$9.90371	12,942
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29546	53,392
01/01/2015 to 12/31/2015	$11.29546	$11.30633	187,600
01/01/2016 to 12/31/2016	$11.30633	$11.37029	0
01/01/2017 to 12/31/2017	$11.37029	$11.36299	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93127	79,694
01/01/2016 to 12/31/2016	$9.93127	$9.94890	125,781
01/01/2017 to 12/31/2017	$9.94890	$10.00015	82,763
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87288	243,324
01/01/2017 to 12/31/2017	$9.87288	$9.94940	167,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99794	$10.03006	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14522	$10.29744	0
01/01/2010 to 12/31/2010	$10.29744	$11.49224	5,530
01/01/2011 to 12/31/2011	$11.49224	$10.61596	2,477
01/01/2012 to 12/31/2012	$10.61596	$11.79636	3,661
01/01/2013 to 12/31/2013	$11.79636	$15.21484	4,712
01/01/2014 to 12/31/2014	$15.21484	$16.46394	4,562
01/01/2015 to 12/31/2015	$16.46394	$15.38710	4,550
01/01/2016 to 12/31/2016	$15.38710	$17.17642	4,124
01/01/2017 to 04/28/2017	$17.17642	$17.78169	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$12.01860	$7.67349	163,098
01/01/2009 to 12/31/2009	$7.67349	$9.43787	756,117
01/01/2010 to 12/31/2010	$9.43787	$10.50081	841,809
01/01/2011 to 12/31/2011	$10.50081	$10.05525	664,857
01/01/2012 to 12/31/2012	$10.05525	$11.22171	738,280
01/01/2013 to 12/31/2013	$11.22171	$13.51022	741,731
01/01/2014 to 12/31/2014	$13.51022	$14.18572	774,772
01/01/2015 to 12/31/2015	$14.18572	$13.99547	734,401
01/01/2016 to 12/31/2016	$13.99547	$14.67400	691,018
01/01/2017 to 12/31/2017	$14.67400	$16.97750	638,816
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64134	43,384
01/01/2014 to 12/31/2014	$11.64134	$12.97911	71,494
01/01/2015 to 12/31/2015	$12.97911	$12.28214	75,340
01/01/2016 to 12/31/2016	$12.28214	$13.84884	72,131
01/01/2017 to 12/31/2017	$13.84884	$16.09251	14,411
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.64447	$8.05893	0
01/01/2009 to 12/31/2009	$8.05893	$10.43374	769
01/01/2010 to 12/31/2010	$10.43374	$13.17714	4,215
01/01/2011 to 12/31/2011	$13.17714	$13.78398	2,362
01/01/2012 to 12/31/2012	$13.78398	$15.60270	2,957
01/01/2013 to 12/31/2013	$15.60270	$15.79154	4,165
01/01/2014 to 12/31/2014	$15.79154	$20.28799	4,072
01/01/2015 to 12/31/2015	$20.28799	$20.87413	3,667
01/01/2016 to 12/31/2016	$20.87413	$21.47226	5,827
01/01/2017 to 12/31/2017	$21.47226	$22.38901	3,246
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.49700	$8.69104	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99845	$9.67493	0
01/01/2014 to 12/31/2014	$9.67493	$9.97893	0
01/01/2015 to 12/31/2015	$9.97893	$9.78333	0
01/01/2016 to 12/31/2016	$9.78333	$10.03998	0
01/01/2017 to 04/28/2017	$10.03998	$10.24099	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10354	$7.49581	2,850
01/01/2009 to 12/31/2009	$7.49581	$8.91773	32,521
01/01/2010 to 12/31/2010	$8.91773	$9.91745	34,121
01/01/2011 to 12/31/2011	$9.91745	$9.49220	29,657
01/01/2012 to 12/31/2012	$9.49220	$10.58502	35,765
01/01/2013 to 12/31/2013	$10.58502	$12.38466	33,996
01/01/2014 to 12/31/2014	$12.38466	$12.84883	32,069
01/01/2015 to 10/16/2015	$12.84883	$12.79489	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.25138	$7.23357	8,653
01/01/2009 to 12/31/2009	$7.23357	$8.79176	59,158
01/01/2010 to 12/31/2010	$8.79176	$9.86717	122,916
01/01/2011 to 12/31/2011	$9.86717	$9.53771	106,370
01/01/2012 to 12/31/2012	$9.53771	$10.35497	132,161
01/01/2013 to 12/31/2013	$10.35497	$11.66190	128,615
01/01/2014 to 12/31/2014	$11.66190	$11.80502	108,153
01/01/2015 to 12/31/2015	$11.80502	$11.69967	77,641
01/01/2016 to 12/31/2016	$11.69967	$11.97033	65,713
01/01/2017 to 12/31/2017	$11.97033	$13.68273	72,691
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99846	$7.46564	830
01/01/2009 to 11/13/2009	$7.46564	$8.33415	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.73228	287,894
01/01/2013 to 12/31/2013	$10.73228	$13.10969	282,081
01/01/2014 to 12/31/2014	$13.10969	$13.27400	250,519
01/01/2015 to 10/16/2015	$13.27400	$12.69699	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.80048	39,092
01/01/2014 to 12/31/2014	$10.80048	$10.87035	50,429
01/01/2015 to 10/16/2015	$10.87035	$10.35797	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17514	$6.10747	0
01/01/2009 to 12/31/2009	$6.10747	$8.09735	5,233
01/01/2010 to 12/31/2010	$8.09735	$9.55158	6,010
01/01/2011 to 12/31/2011	$9.55158	$8.90131	4,981
01/01/2012 to 12/31/2012	$8.90131	$11.07650	5,740
01/01/2013 to 12/31/2013	$11.07650	$11.34251	6,964
01/01/2014 to 12/31/2014	$11.34251	$12.68089	6,603
01/01/2015 to 12/31/2015	$12.68089	$12.43322	6,334
01/01/2016 to 12/31/2016	$12.43322	$12.31114	6,419
01/01/2017 to 12/31/2017	$12.31114	$13.39748	6,323
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.96551	$7.59977	454
01/01/2009 to 12/31/2009	$7.59977	$11.14229	16,802
01/01/2010 to 12/31/2010	$11.14229	$12.05954	19,798
01/01/2011 to 12/31/2011	$12.05954	$11.36664	14,398
01/01/2012 to 12/31/2012	$11.36664	$13.35906	16,997
01/01/2013 to 12/31/2013	$13.35906	$17.00888	17,944
01/01/2014 to 02/07/2014	$17.00888	$16.72906	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.16446	$7.08000	0
01/01/2009 to 12/31/2009	$7.08000	$8.28115	15,497
01/01/2010 to 12/31/2010	$8.28115	$9.17397	14,804
01/01/2011 to 12/31/2011	$9.17397	$8.50626	12,131
01/01/2012 to 12/31/2012	$8.50626	$9.98923	5,308
01/01/2013 to 12/31/2013	$9.98923	$13.09110	5,072
01/01/2014 to 12/31/2014	$13.09110	$14.53422	4,898
01/01/2015 to 12/31/2015	$14.53422	$13.60408	49,267
01/01/2016 to 12/31/2016	$13.60408	$14.89186	46,318
01/01/2017 to 12/31/2017	$14.89186	$16.03931	26,804
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.89631	$7.49295	508
01/01/2009 to 12/31/2009	$7.49295	$11.55150	21,686
01/01/2010 to 12/31/2010	$11.55150	$13.58365	27,187
01/01/2011 to 12/31/2011	$13.58365	$12.93390	14,769
01/01/2012 to 12/31/2012	$12.93390	$15.18202	17,529
01/01/2013 to 12/31/2013	$15.18202	$19.69518	20,385
01/01/2014 to 12/31/2014	$19.69518	$21.55589	20,032
01/01/2015 to 12/31/2015	$21.55589	$19.95117	22,013
01/01/2016 to 12/31/2016	$19.95117	$19.90208	23,424
01/01/2017 to 12/31/2017	$19.90208	$24.82335	20,305
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08922	$7.60464	3,655
01/01/2009 to 12/31/2009	$7.60464	$9.20795	169,953
01/01/2010 to 12/31/2010	$9.20795	$10.08437	246,741
01/01/2011 to 12/31/2011	$10.08437	$9.84640	224,887
01/01/2012 to 12/31/2012	$9.84640	$10.64133	245,096
01/01/2013 to 12/31/2013	$10.64133	$11.46849	225,315
01/01/2014 to 12/31/2014	$11.46849	$11.70945	215,047
01/01/2015 to 12/31/2015	$11.70945	$11.38653	184,616
01/01/2016 to 12/31/2016	$11.38653	$11.76203	174,950
01/01/2017 to 12/31/2017	$11.76203	$12.96113	172,245
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03334	$7.63187	0
01/01/2009 to 12/31/2009	$7.63187	$9.50032	20,133
01/01/2010 to 12/31/2010	$9.50032	$11.81873	26,327
01/01/2011 to 12/31/2011	$11.81873	$11.74963	16,354
01/01/2012 to 12/31/2012	$11.74963	$13.33932	19,728
01/01/2013 to 12/31/2013	$13.33932	$18.17136	20,367
01/01/2014 to 12/31/2014	$18.17136	$19.11607	20,149
01/01/2015 to 12/31/2015	$19.11607	$17.72888	19,520
01/01/2016 to 12/31/2016	$17.72888	$21.62906	16,712
01/01/2017 to 12/31/2017	$21.62906	$23.81391	21,667
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.49408	$10.55683	0
01/01/2009 to 12/31/2009	$10.55683	$10.38554	4,216
01/01/2010 to 12/31/2010	$10.38554	$10.19444	3,814
01/01/2011 to 12/31/2011	$10.19444	$10.00685	9,408
01/01/2012 to 12/31/2012	$10.00685	$9.82027	6,733
01/01/2013 to 12/31/2013	$9.82027	$9.63721	15,972
01/01/2014 to 12/31/2014	$9.63721	$9.45754	4,768
01/01/2015 to 12/31/2015	$9.45754	$9.28120	3,989
01/01/2016 to 12/31/2016	$9.28120	$9.10865	3,962
01/01/2017 to 12/31/2017	$9.10865	$8.96960	4,578

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.71545	$7.82946	0
01/01/2009 to 12/31/2009	$7.82946	$10.41539	8,617
01/01/2010 to 12/31/2010	$10.41539	$11.60106	8,821
01/01/2011 to 12/31/2011	$11.60106	$11.74628	7,557
01/01/2012 to 12/31/2012	$11.74628	$13.12633	6,923
01/01/2013 to 12/31/2013	$13.12633	$13.80651	6,643
01/01/2014 to 12/31/2014	$13.80651	$13.89564	6,203
01/01/2015 to 12/31/2015	$13.89564	$13.15056	2,958
01/01/2016 to 12/31/2016	$13.15056	$14.89286	2,382
01/01/2017 to 12/31/2017	$14.89286	$15.70790	2,435
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.66043	$6.69520	431
01/01/2009 to 12/31/2009	$6.69520	$7.84723	10,059
01/01/2010 to 12/31/2010	$7.84723	$8.71427	10,566
01/01/2011 to 12/31/2011	$8.71427	$8.19415	1,091
01/01/2012 to 12/31/2012	$8.19415	$9.39903	953
01/01/2013 to 12/31/2013	$9.39903	$12.90063	2,271
01/01/2014 to 12/31/2014	$12.90063	$14.40039	2,148
01/01/2015 to 12/31/2015	$14.40039	$13.02449	2,030
01/01/2016 to 12/31/2016	$13.02449	$15.32414	1,916
01/01/2017 to 12/31/2017	$15.32414	$17.92553	1,961
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.37266	$6.04263	0
01/01/2009 to 12/31/2009	$6.04263	$8.02258	11,074
01/01/2010 to 12/31/2010	$8.02258	$9.01442	17,704
01/01/2011 to 12/31/2011	$9.01442	$7.70310	13,585
01/01/2012 to 12/31/2012	$7.70310	$9.09880	14,349
01/01/2013 to 12/31/2013	$9.09880	$10.63067	15,992
01/01/2014 to 12/31/2014	$10.63067	$9.85596	17,403
01/01/2015 to 12/31/2015	$9.85596	$9.97669	15,726
01/01/2016 to 12/31/2016	$9.97669	$9.42122	14,839
01/01/2017 to 12/31/2017	$9.42122	$12.52154	13,703
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.54671	$6.89463	0
01/01/2009 to 12/31/2009	$6.89463	$8.82960	8,210
01/01/2010 to 12/31/2010	$8.82960	$9.62539	14,616
01/01/2011 to 12/31/2011	$9.62539	$8.26071	11,572
01/01/2012 to 12/31/2012	$8.26071	$9.45839	14,585
01/01/2013 to 12/31/2013	$9.45839	$11.08897	15,914
01/01/2014 to 12/31/2014	$11.08897	$10.15269	16,984
01/01/2015 to 12/31/2015	$10.15269	$10.04476	14,227
01/01/2016 to 12/31/2016	$10.04476	$9.91511	13,103
01/01/2017 to 12/31/2017	$9.91511	$11.95053	12,985
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99846	$10.71068	0
01/01/2009 to 12/31/2009	$10.71068	$11.69915	0
01/01/2010 to 12/31/2010	$11.69915	$12.72222	0
01/01/2011 to 12/31/2011	$12.72222	$14.03915	734,889
01/01/2012 to 12/31/2012	$14.03915	$15.07214	258,045
01/01/2013 to 12/31/2013	$15.07214	$14.32043	52,353
01/01/2014 to 12/31/2014	$14.32043	$14.99915	50,748
01/01/2015 to 12/31/2015	$14.99915	$14.89212	245,388
01/01/2016 to 12/31/2016	$14.89212	$15.22952	282,827
01/01/2017 to 12/31/2017	$15.22952	$15.59076	124,588

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11173	$7.12925	3,098
01/01/2009 to 12/31/2009	$7.12925	$8.86201	51,073
01/01/2010 to 12/31/2010	$8.86201	$9.89847	81,692
01/01/2011 to 12/31/2011	$9.89847	$9.65878	78,604
01/01/2012 to 12/31/2012	$9.65878	$10.76599	95,134
01/01/2013 to 12/31/2013	$10.76599	$12.28543	98,613
01/01/2014 to 12/31/2014	$12.28543	$12.82372	88,945
01/01/2015 to 12/31/2015	$12.82372	$12.45281	89,036
01/01/2016 to 12/31/2016	$12.45281	$12.85872	56,941
01/01/2017 to 12/31/2017	$12.85872	$14.75940	34,110
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.75995	$7.91534	764
01/01/2009 to 12/31/2009	$7.91534	$10.55484	27,364
01/01/2010 to 12/31/2010	$10.55484	$11.10084	29,556
01/01/2011 to 12/31/2011	$11.10084	$9.89724	16,203
01/01/2012 to 12/31/2012	$9.89724	$11.84030	8,507
01/01/2013 to 12/31/2013	$11.84030	$13.40435	8,589
01/01/2014 to 12/31/2014	$13.40435	$12.31706	27,297
01/01/2015 to 12/31/2015	$12.31706	$11.74957	30,849
01/01/2016 to 12/31/2016	$11.74957	$11.75379	30,481
01/01/2017 to 12/31/2017	$11.75379	$14.95336	15,959
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.56821	$9.35251	39,119
01/01/2009 to 12/31/2009	$9.35251	$11.19913	73,978
01/01/2010 to 12/31/2010	$11.19913	$11.79468	48,426
01/01/2011 to 12/31/2011	$11.79468	$11.60212	49,180
01/01/2012 to 12/31/2012	$11.60212	$12.60601	53,878
01/01/2013 to 12/31/2013	$12.60601	$13.73586	36,383
01/01/2014 to 12/31/2014	$13.73586	$14.21417	45,099
01/01/2015 to 12/31/2015	$14.21417	$13.92364	33,313
01/01/2016 to 12/31/2016	$13.92364	$14.18908	26,058
01/01/2017 to 12/31/2017	$14.18908	$15.61599	26,386
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08384	$10.28767	0
01/01/2010 to 12/31/2010	$10.28767	$11.23842	0
01/01/2011 to 12/31/2011	$11.23842	$11.10228	0
01/01/2012 to 12/31/2012	$11.10228	$12.54958	0
01/01/2013 to 12/31/2013	$12.54958	$16.81014	0
01/01/2014 to 12/31/2014	$16.81014	$18.06453	0
01/01/2015 to 12/31/2015	$18.06453	$19.61300	2,118
01/01/2016 to 12/31/2016	$19.61300	$18.96618	741
01/01/2017 to 12/31/2017	$18.96618	$25.28266	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.91932	$7.14281	0
01/01/2009 to 12/31/2009	$7.14281	$9.09565	38,033
01/01/2010 to 12/31/2010	$9.09565	$10.68915	44,092
01/01/2011 to 12/31/2011	$10.68915	$10.39424	22,878
01/01/2012 to 12/31/2012	$10.39424	$11.45130	22,256
01/01/2013 to 12/31/2013	$11.45130	$15.35214	21,596
01/01/2014 to 12/31/2014	$15.35214	$16.66134	39,466
01/01/2015 to 12/31/2015	$16.66134	$17.99738	32,787
01/01/2016 to 12/31/2016	$17.99738	$18.64743	29,755
01/01/2017 to 12/31/2017	$18.64743	$24.33805	34,720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.13919	$8.38953	0
01/01/2009 to 12/31/2009	$8.38953	$11.08201	6,692
01/01/2010 to 12/31/2010	$11.08201	$12.33428	6,398
01/01/2011 to 12/31/2011	$12.33428	$13.33584	5,812
01/01/2012 to 12/31/2012	$13.33584	$13.86283	5,928
01/01/2013 to 12/31/2013	$13.86283	$13.33228	6,020
01/01/2014 to 12/31/2014	$13.33228	$13.91962	8,830
01/01/2015 to 12/31/2015	$13.91962	$13.58024	15,598
01/01/2016 to 12/31/2016	$13.58024	$13.67430	14,707
01/01/2017 to 12/31/2017	$13.67430	$13.86984	19,264
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.69463	$8.87094	222
01/01/2009 to 12/31/2009	$8.87094	$11.44852	4,567
01/01/2010 to 12/31/2010	$11.44852	$12.58852	11,176
01/01/2011 to 12/31/2011	$12.58852	$11.96714	5,867
01/01/2012 to 12/31/2012	$11.96714	$14.45384	11,046
01/01/2013 to 12/31/2013	$14.45384	$18.10409	12,567
01/01/2014 to 12/31/2014	$18.10409	$18.41149	14,773
01/01/2015 to 12/31/2015	$18.41149	$17.80334	14,800
01/01/2016 to 12/31/2016	$17.80334	$18.71472	14,304
01/01/2017 to 12/31/2017	$18.71472	$22.74531	15,526
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$13.05382	$8.15973	0
01/01/2009 to 12/31/2009	$8.15973	$9.95377	7,371
01/01/2010 to 12/31/2010	$9.95377	$11.01704	7,855
01/01/2011 to 12/31/2011	$11.01704	$10.74757	6,683
01/01/2012 to 12/31/2012	$10.74757	$12.34872	1,327
01/01/2013 to 12/31/2013	$12.34872	$16.56683	1,193
01/01/2014 to 12/31/2014	$16.56683	$17.67384	1,088
01/01/2015 to 12/31/2015	$17.67384	$18.59801	1,472
01/01/2016 to 12/31/2016	$18.59801	$18.60078	1,286
01/01/2017 to 12/31/2017	$18.60078	$23.86058	1,333
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18849	0
01/01/2013 to 12/31/2013	$10.18849	$13.44856	0
01/01/2014 to 12/31/2014	$13.44856	$14.54628	0
01/01/2015 to 12/31/2015	$14.54628	$14.17185	1,471
01/01/2016 to 12/31/2016	$14.17185	$15.77817	1,580
01/01/2017 to 12/31/2017	$15.77817	$18.16979	13,434
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02836	$10.06695	0
01/01/2012 to 12/31/2012	$10.06695	$10.36040	0
01/01/2013 to 12/31/2013	$10.36040	$9.87920	5,665
01/01/2014 to 12/31/2014	$9.87920	$10.19441	4,829
01/01/2015 to 10/16/2015	$10.19441	$10.14945	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.18589	$8.46708	1,290
01/01/2009 to 12/31/2009	$8.46708	$10.78443	1,654
01/01/2010 to 12/31/2010	$10.78443	$13.61848	1,255
01/01/2011 to 12/31/2011	$13.61848	$13.59037	704
01/01/2012 to 12/31/2012	$13.59037	$14.98812	671
01/01/2013 to 12/31/2013	$14.98812	$19.50534	606
01/01/2014 to 12/31/2014	$19.50534	$20.66130	289
01/01/2015 to 10/16/2015	$20.66130	$21.15039	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.67848	$7.14915	0
01/01/2009 to 12/31/2009	$7.14915	$8.59892	19,993
01/01/2010 to 12/31/2010	$8.59892	$10.14886	24,756
01/01/2011 to 04/29/2011	$10.14886	$11.37547	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.95373	$6.77336	0
01/01/2009 to 12/31/2009	$6.77336	$9.34880	12,468
01/01/2010 to 12/31/2010	$9.34880	$11.32466	18,504
01/01/2011 to 12/31/2011	$11.32466	$10.83771	11,663
01/01/2012 to 12/31/2012	$10.83771	$12.45694	13,801
01/01/2013 to 12/31/2013	$12.45694	$17.36010	13,123
01/01/2014 to 12/31/2014	$17.36010	$19.46415	12,801
01/01/2015 to 12/31/2015	$19.46415	$18.02443	12,120
01/01/2016 to 12/31/2016	$18.02443	$20.91363	18,550
01/01/2017 to 12/31/2017	$20.91363	$23.35481	15,111
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30845	27,511
01/01/2013 to 12/31/2013	$10.30845	$12.02970	26,678
01/01/2014 to 12/31/2014	$12.02970	$12.41205	35,422
01/01/2015 to 12/31/2015	$12.41205	$12.02933	24,746
01/01/2016 to 12/31/2016	$12.02933	$12.31563	20,738
01/01/2017 to 12/31/2017	$12.31563	$14.07992	28,370
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10120	$5.56843	0
01/01/2009 to 12/31/2009	$5.56843	$9.09942	32,359
01/01/2010 to 12/31/2010	$9.09942	$10.91854	41,589
01/01/2011 to 12/31/2011	$10.91854	$8.54304	29,187
01/01/2012 to 12/31/2012	$8.54304	$9.88663	32,287
01/01/2013 to 12/31/2013	$9.88663	$9.72394	42,005
01/01/2014 to 12/31/2014	$9.72394	$9.09576	42,070
01/01/2015 to 12/31/2015	$9.09576	$7.43308	42,221
01/01/2016 to 12/31/2016	$7.43308	$8.19659	37,026
01/01/2017 to 12/31/2017	$8.19659	$10.16599	35,195
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.34340	$8.96271	6,284
01/01/2009 to 12/31/2009	$8.96271	$10.55805	87,109
01/01/2010 to 12/31/2010	$10.55805	$11.45661	157,813
01/01/2011 to 12/31/2011	$11.45661	$11.35524	152,754
01/01/2012 to 12/31/2012	$11.35524	$12.29917	217,057
01/01/2013 to 12/31/2013	$12.29917	$13.18173	304,081
01/01/2014 to 12/31/2014	$13.18173	$13.68306	218,267
01/01/2015 to 12/31/2015	$13.68306	$13.44709	188,773
01/01/2016 to 12/31/2016	$13.44709	$13.92613	182,548
01/01/2017 to 12/31/2017	$13.92613	$15.05168	142,902
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06686	0
01/01/2012 to 12/31/2012	$10.06686	$10.58122	0
01/01/2013 to 12/31/2013	$10.58122	$10.14377	0
01/01/2014 to 12/31/2014	$10.14377	$10.55797	0
01/01/2015 to 12/31/2015	$10.55797	$10.33332	4,060
01/01/2016 to 12/31/2016	$10.33332	$10.56789	22,950
01/01/2017 to 12/31/2017	$10.56789	$10.95948	6,301

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.44013	$6.65616	17,871
01/01/2009 to 12/31/2009	$6.65616	$8.22871	194,848
01/01/2010 to 12/31/2010	$8.22871	$9.61112	231,128
01/01/2011 to 12/31/2011	$9.61112	$8.84603	139,885
01/01/2012 to 12/31/2012	$8.84603	$9.80252	178,028
01/01/2013 to 12/31/2013	$9.80252	$11.25762	166,562
01/01/2014 to 12/31/2014	$11.25762	$12.06381	183,533
01/01/2015 to 12/31/2015	$12.06381	$11.76630	363,416
01/01/2016 to 12/31/2016	$11.76630	$12.71301	330,464
01/01/2017 to 12/31/2017	$12.71301	$14.48482	650,017
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.49052	$6.91030	0
01/01/2009 to 12/31/2009	$6.91030	$8.26135	0
01/01/2010 to 12/31/2010	$8.26135	$9.32751	0
01/01/2011 to 12/31/2011	$9.32751	$9.47038	0
01/01/2012 to 12/31/2012	$9.47038	$11.04111	0
01/01/2013 to 12/31/2013	$11.04111	$14.34896	1,260
01/01/2014 to 12/31/2014	$14.34896	$16.50528	4,904
01/01/2015 to 12/31/2015	$16.50528	$16.69627	4,988
01/01/2016 to 12/31/2016	$16.69627	$18.81825	4,467
01/01/2017 to 12/31/2017	$18.81825	$22.57768	6,266
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88686	0
01/01/2012 to 12/31/2012	$8.88686	$9.86852	0
01/01/2013 to 12/31/2013	$9.86852	$11.85371	0
01/01/2014 to 12/31/2014	$11.85371	$12.38895	0
01/01/2015 to 12/31/2015	$12.38895	$12.17621	0
01/01/2016 to 12/31/2016	$12.17621	$12.70508	0
01/01/2017 to 12/31/2017	$12.70508	$14.73693	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08104	$7.33582	3,160
01/01/2009 to 12/31/2009	$7.33582	$8.88278	62,367
01/01/2010 to 12/31/2010	$8.88278	$9.75608	188,331
01/01/2011 to 12/31/2011	$9.75608	$9.40046	153,263
01/01/2012 to 12/31/2012	$9.40046	$10.17351	178,973
01/01/2013 to 12/31/2013	$10.17351	$11.22577	180,391
01/01/2014 to 12/31/2014	$11.22577	$11.58269	147,680
01/01/2015 to 12/31/2015	$11.58269	$11.34785	169,895
01/01/2016 to 12/31/2016	$11.34785	$11.67290	153,656
01/01/2017 to 12/31/2017	$11.67290	$13.31543	121,385
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09921	$6.68783	6,753
01/01/2009 to 12/31/2009	$6.68783	$8.32531	98,458
01/01/2010 to 12/31/2010	$8.32531	$9.34197	216,833
01/01/2011 to 12/31/2011	$9.34197	$8.94898	157,873
01/01/2012 to 12/31/2012	$8.94898	$10.17832	200,832
01/01/2013 to 12/31/2013	$10.17832	$11.79258	212,776
01/01/2014 to 12/31/2014	$11.79258	$12.20139	202,331
01/01/2015 to 12/31/2015	$12.20139	$11.90888	318,194
01/01/2016 to 12/31/2016	$11.90888	$12.48411	302,988
01/01/2017 to 04/28/2017	$12.48411	$12.97687	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.84385	$8.11373	9,161
01/01/2009 to 12/31/2009	$8.11373	$10.14527	99,514
01/01/2010 to 12/31/2010	$10.14527	$11.13210	203,870
01/01/2011 to 12/31/2011	$11.13210	$10.55553	149,749
01/01/2012 to 12/31/2012	$10.55553	$11.51210	167,144
01/01/2013 to 12/31/2013	$11.51210	$12.92428	172,087
01/01/2014 to 12/31/2014	$12.92428	$13.06839	162,402
01/01/2015 to 10/16/2015	$13.06839	$12.68896	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.22558	$7.25607	1,551
01/01/2009 to 12/31/2009	$7.25607	$9.44657	419
01/01/2010 to 12/31/2010	$9.44657	$12.28759	552
01/01/2011 to 12/31/2011	$12.28759	$10.47763	13,228
01/01/2012 to 12/31/2012	$10.47763	$12.34599	13,532
01/01/2013 to 12/31/2013	$12.34599	$17.06049	13,524
01/01/2014 to 12/31/2014	$17.06049	$17.56956	13,270
01/01/2015 to 12/31/2015	$17.56956	$17.47213	11,465
01/01/2016 to 12/31/2016	$17.47213	$18.46719	10,966
01/01/2017 to 12/31/2017	$18.46719	$23.14222	10,468
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.40798	$6.63894	301
01/01/2009 to 12/31/2009	$6.63894	$8.72427	2,940
01/01/2010 to 12/31/2010	$8.72427	$11.67952	3,581
01/01/2011 to 12/31/2011	$11.67952	$11.34980	2,407
01/01/2012 to 12/31/2012	$11.34980	$12.49402	2,930
01/01/2013 to 12/31/2013	$12.49402	$16.57375	2,319
01/01/2014 to 12/31/2014	$16.57375	$16.88587	2,470
01/01/2015 to 12/31/2015	$16.88587	$16.70121	2,232
01/01/2016 to 12/31/2016	$16.70121	$18.36981	1,719
01/01/2017 to 12/31/2017	$18.36981	$22.33966	2,638
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.59499	$7.99717	934
01/01/2009 to 12/31/2009	$7.99717	$9.96698	2,982
01/01/2010 to 12/31/2010	$9.96698	$12.32368	3,324
01/01/2011 to 12/31/2011	$12.32368	$11.37136	1,159
01/01/2012 to 12/31/2012	$11.37136	$13.18554	1,344
01/01/2013 to 12/31/2013	$13.18554	$17.77929	1,592
01/01/2014 to 12/31/2014	$17.77929	$18.36690	1,753
01/01/2015 to 12/31/2015	$18.36690	$17.24749	1,083
01/01/2016 to 12/31/2016	$17.24749	$21.86978	913
01/01/2017 to 12/31/2017	$21.86978	$23.04000	384
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.90429	$8.65127	9,217
01/01/2009 to 12/31/2009	$8.65127	$10.53936	203,180
01/01/2010 to 12/31/2010	$10.53936	$11.53594	287,813
01/01/2011 to 12/31/2011	$11.53594	$11.54580	278,077
01/01/2012 to 12/31/2012	$11.54580	$12.85936	311,349
01/01/2013 to 12/31/2013	$12.85936	$14.74391	412,087
01/01/2014 to 12/31/2014	$14.74391	$15.31972	385,167
01/01/2015 to 12/31/2015	$15.31972	$15.04035	372,678
01/01/2016 to 12/31/2016	$15.04035	$15.87403	349,828
01/01/2017 to 12/31/2017	$15.87403	$17.97910	254,257

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.59745	$6.61400	0
01/01/2009 to 12/31/2009	$6.61400	$8.03515	30,619
01/01/2010 to 12/31/2010	$8.03515	$8.92968	36,104
01/01/2011 to 12/31/2011	$8.92968	$8.61982	21,960
01/01/2012 to 12/31/2012	$8.61982	$9.91807	19,270
01/01/2013 to 12/31/2013	$9.91807	$12.62254	29,285
01/01/2014 to 12/31/2014	$12.62254	$13.31219	36,820
01/01/2015 to 10/16/2015	$13.31219	$12.32054	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.10054	$6.47415	1,670
01/01/2009 to 12/31/2009	$6.47415	$9.74439	17,808
01/01/2010 to 12/31/2010	$9.74439	$11.07477	26,220
01/01/2011 to 12/31/2011	$11.07477	$10.68434	18,277
01/01/2012 to 12/31/2012	$10.68434	$12.32839	23,771
01/01/2013 to 12/31/2013	$12.32839	$17.42511	53,822
01/01/2014 to 12/31/2014	$17.42511	$18.52728	58,609
01/01/2015 to 12/31/2015	$18.52728	$19.92422	71,627
01/01/2016 to 12/31/2016	$19.92422	$20.08118	77,995
01/01/2017 to 12/31/2017	$20.08118	$27.17420	29,452
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.68399	$7.80431	0
01/01/2009 to 12/31/2009	$7.80431	$9.05722	4,729
01/01/2010 to 12/31/2010	$9.05722	$9.99424	10,725
01/01/2011 to 12/31/2011	$9.99424	$9.75979	6,851
01/01/2012 to 12/31/2012	$9.75979	$10.86104	8,155
01/01/2013 to 12/31/2013	$10.86104	$14.34953	7,628
01/01/2014 to 12/31/2014	$14.34953	$14.30135	7,071
01/01/2015 to 12/31/2015	$14.30135	$13.18364	6,286
01/01/2016 to 12/31/2016	$13.18364	$13.73125	4,767
01/01/2017 to 12/31/2017	$13.73125	$15.70645	5,690
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.36788	$9.01490	1,265
01/01/2009 to 12/31/2009	$9.01490	$13.21257	15,189
01/01/2010 to 12/31/2010	$13.21257	$15.61837	17,006
01/01/2011 to 12/31/2011	$15.61837	$13.04089	11,386
01/01/2012 to 12/31/2012	$13.04089	$13.26007	10,344
01/01/2013 to 12/31/2013	$13.26007	$15.01427	8,162
01/01/2014 to 12/31/2014	$15.01427	$13.50228	6,011
01/01/2015 to 12/31/2015	$13.50228	$10.69926	4,550
01/01/2016 to 12/31/2016	$10.69926	$13.08484	4,074
01/01/2017 to 12/31/2017	$13.08484	$14.16499	4,710
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.58257	$10.13233	0
01/01/2009 to 12/31/2009	$10.13233	$11.14805	7,204
01/01/2010 to 12/31/2010	$11.14805	$11.56854	8,258
01/01/2011 to 12/31/2011	$11.56854	$11.82135	7,397
01/01/2012 to 12/31/2012	$11.82135	$12.20681	7,799
01/01/2013 to 12/31/2013	$12.20681	$11.52960	8,049
01/01/2014 to 12/31/2014	$11.52960	$11.37747	8,867
01/01/2015 to 12/31/2015	$11.37747	$10.64974	6,181
01/01/2016 to 12/31/2016	$10.64974	$10.90705	5,612
01/01/2017 to 12/31/2017	$10.90705	$10.92264	5,560

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.68066	$7.09254	0
01/01/2009 to 12/31/2009	$7.09254	$9.66687	4,858
01/01/2010 to 12/31/2010	$9.66687	$11.72633	5,260
01/01/2011 to 12/31/2011	$11.72633	$11.11083	3,578
01/01/2012 to 12/31/2012	$11.11083	$12.91074	3,835
01/01/2013 to 12/31/2013	$12.91074	$16.77719	2,629
01/01/2014 to 12/31/2014	$16.77719	$18.92898	2,502
01/01/2015 to 12/31/2015	$18.92898	$17.34838	1,987
01/01/2016 to 12/31/2016	$17.34838	$19.40829	4,245
01/01/2017 to 12/31/2017	$19.40829	$22.57689	1,972
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.20009	$6.90477	5,883
01/01/2009 to 12/31/2009	$6.90477	$8.70257	23,967
01/01/2010 to 12/31/2010	$8.70257	$9.79034	15,158
01/01/2011 to 12/31/2011	$9.79034	$9.27604	14,045
01/01/2012 to 12/31/2012	$9.27604	$10.10482	15,657
01/01/2013 to 12/31/2013	$10.10482	$11.94966	31,767
01/01/2014 to 12/31/2014	$11.94966	$12.37239	36,497
01/01/2015 to 12/31/2015	$12.37239	$12.06497	31,339
01/01/2016 to 12/31/2016	$12.06497	$12.61305	24,184
01/01/2017 to 12/31/2017	$12.61305	$14.06117	6,413
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97679	$9.28052	0
01/01/2009 to 12/31/2009	$9.28052	$10.16667	52,562
01/01/2010 to 12/31/2010	$10.16667	$10.75520	63,085
01/01/2011 to 12/31/2011	$10.75520	$11.19085	53,550
01/01/2012 to 12/31/2012	$11.19085	$11.84431	48,593
01/01/2013 to 12/31/2013	$11.84431	$11.44990	54,766
01/01/2014 to 12/31/2014	$11.44990	$12.04510	53,476
01/01/2015 to 12/31/2015	$12.04510	$11.96664	46,351
01/01/2016 to 12/31/2016	$11.96664	$12.34881	60,540
01/01/2017 to 12/31/2017	$12.34881	$12.88347	58,944
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07805	$6.63306	21,666
01/01/2009 to 12/31/2009	$6.63306	$8.46640	264,331
01/01/2010 to 12/31/2010	$8.46640	$9.15945	380,177
01/01/2011 to 12/31/2011	$9.15945	$8.83880	261,590
01/01/2012 to 09/21/2012	$8.83880	$9.88665	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, or HDLT 5 and Highest Anniversary Value Death Benefit OR HD GRO 60 bps
and HAV (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.74849	$7.85173	243,918
01/01/2009 to 12/31/2009	$7.85173	$9.57274	238,866
01/01/2010 to 12/31/2010	$9.57274	$10.50792	222,857
01/01/2011 to 12/31/2011	$10.50792	$10.02826	213,341
01/01/2012 to 12/31/2012	$10.02826	$11.06682	202,603
01/01/2013 to 12/31/2013	$11.06682	$11.93203	202,380
01/01/2014 to 12/31/2014	$11.93203	$12.14478	189,908
01/01/2015 to 12/31/2015	$12.14478	$11.52329	134,337
01/01/2016 to 12/31/2016	$11.52329	$12.01364	127,439
01/01/2017 to 12/31/2017	$12.01364	$13.26096	120,858
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.41460	$7.85527	10,342
01/01/2009 to 12/31/2009	$7.85527	$9.71908	12,060
01/01/2010 to 12/31/2010	$9.71908	$10.83459	14,583
01/01/2011 to 12/31/2011	$10.83459	$10.63439	14,781
01/01/2012 to 12/31/2012	$10.63439	$11.84857	14,270
01/01/2013 to 12/31/2013	$11.84857	$13.53958	13,481
01/01/2014 to 12/31/2014	$13.53958	$14.08485	13,196
01/01/2015 to 12/31/2015	$14.08485	$13.91948	12,097
01/01/2016 to 12/31/2016	$13.91948	$14.61703	14,186
01/01/2017 to 12/31/2017	$14.61703	$16.75689	13,636
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.56160	$7.39638	0
01/01/2009 to 12/31/2009	$7.39638	$8.54022	651
01/01/2010 to 12/31/2010	$8.54022	$9.53202	637
01/01/2011 to 12/31/2011	$9.53202	$9.67915	377
01/01/2012 to 05/04/2012	$9.67915	$10.50550	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.61220	0
01/01/2014 to 12/31/2014	$11.61220	$12.88386	0
01/01/2015 to 12/31/2015	$12.88386	$12.84926	0
01/01/2016 to 12/31/2016	$12.84926	$13.94620	0
01/01/2017 to 12/31/2017	$13.94620	$16.70014	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.61914	$8.12177	57,040
01/01/2009 to 12/31/2009	$8.12177	$9.81762	99,800
01/01/2010 to 12/31/2010	$9.81762	$10.81044	93,285
01/01/2011 to 12/31/2011	$10.81044	$10.46997	86,131
01/01/2012 to 12/31/2012	$10.46997	$11.54487	72,688
01/01/2013 to 12/31/2013	$11.54487	$13.31596	51,738
01/01/2014 to 12/31/2014	$13.31596	$13.90632	54,901
01/01/2015 to 12/31/2015	$13.90632	$13.69850	56,787
01/01/2016 to 12/31/2016	$13.69850	$14.27638	55,074
01/01/2017 to 12/31/2017	$14.27638	$16.08368	51,461

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99783	$9.14700	15,796
01/01/2012 to 12/31/2012	$9.14700	$10.03408	15,672
01/01/2013 to 12/31/2013	$10.03408	$10.90494	15,343
01/01/2014 to 12/31/2014	$10.90494	$11.21444	15,039
01/01/2015 to 12/31/2015	$11.21444	$10.66453	8,734
01/01/2016 to 12/31/2016	$10.66453	$11.18368	8,433
01/01/2017 to 12/31/2017	$11.18368	$12.34782	8,157
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99837	$10.47749	0
01/01/2014 to 12/31/2014	$10.47749	$10.63953	0
01/01/2015 to 12/31/2015	$10.63953	$10.45938	0
01/01/2016 to 12/31/2016	$10.45938	$10.90566	0
01/01/2017 to 04/28/2017	$10.90566	$11.28231	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.68853	$10.59575	0
01/01/2009 to 12/31/2009	$10.59575	$11.45066	0
01/01/2010 to 12/31/2010	$11.45066	$11.66376	358
01/01/2011 to 12/31/2011	$11.66376	$11.69252	235
01/01/2012 to 12/31/2012	$11.69252	$12.00101	338
01/01/2013 to 12/31/2013	$12.00101	$11.50979	175
01/01/2014 to 12/31/2014	$11.50979	$11.27327	395
01/01/2015 to 12/31/2015	$11.27327	$11.10562	269
01/01/2016 to 12/31/2016	$11.10562	$11.06678	230
01/01/2017 to 12/31/2017	$11.06678	$11.03545	487
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.91649	$10.46055	0
01/01/2009 to 12/31/2009	$10.46055	$11.95037	0
01/01/2010 to 12/31/2010	$11.95037	$12.62027	0
01/01/2011 to 12/31/2011	$12.62027	$12.76640	0
01/01/2012 to 12/31/2012	$12.76640	$13.68232	0
01/01/2013 to 12/31/2013	$13.68232	$13.16753	0
01/01/2014 to 12/31/2014	$13.16753	$13.45558	0
01/01/2015 to 12/31/2015	$13.45558	$12.91358	0
01/01/2016 to 12/31/2016	$12.91358	$13.19618	0
01/01/2017 to 12/31/2017	$13.19618	$13.50243	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99891	$9.36266	0
01/01/2010 to 12/31/2010	$9.36266	$10.14987	0
01/01/2011 to 12/31/2011	$10.14987	$10.91038	0
01/01/2012 to 12/31/2012	$10.91038	$11.14161	0
01/01/2013 to 12/31/2013	$11.14161	$10.84804	0
01/01/2014 to 12/31/2014	$10.84804	$10.68438	0
01/01/2015 to 12/31/2015	$10.68438	$10.45077	0
01/01/2016 to 12/31/2016	$10.45077	$10.29386	0
01/01/2017 to 01/03/2017	$10.29386	$10.28879	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99838	$12.01642	0
01/01/2009 to 12/31/2009	$12.01642	$11.06804	0
01/01/2010 to 12/31/2010	$11.06804	$12.06476	0
01/01/2011 to 12/31/2011	$12.06476	$13.43484	0
01/01/2012 to 12/31/2012	$13.43484	$13.92390	0
01/01/2013 to 12/31/2013	$13.92390	$13.22183	0
01/01/2014 to 12/31/2014	$13.22183	$13.30767	0
01/01/2015 to 12/31/2015	$13.30767	$13.15249	0
01/01/2016 to 12/31/2016	$13.15249	$13.10255	0
01/01/2017 to 12/31/2017	$13.10255	$12.93770	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99838	$12.08513	0
01/01/2009 to 12/31/2009	$12.08513	$10.93579	0
01/01/2010 to 12/31/2010	$10.93579	$11.93948	0
01/01/2011 to 12/31/2011	$11.93948	$13.57548	0
01/01/2012 to 12/31/2012	$13.57548	$14.08871	0
01/01/2013 to 12/31/2013	$14.08871	$13.14508	0
01/01/2014 to 12/31/2014	$13.14508	$13.43680	0
01/01/2015 to 12/31/2015	$13.43680	$13.31437	0
01/01/2016 to 12/31/2016	$13.31437	$13.24269	0
01/01/2017 to 12/31/2017	$13.24269	$13.08237	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99891	$8.77441	0
01/01/2010 to 12/31/2010	$8.77441	$9.62130	1,563
01/01/2011 to 12/31/2011	$9.62130	$11.19462	0
01/01/2012 to 12/31/2012	$11.19462	$11.66835	0
01/01/2013 to 12/31/2013	$11.66835	$10.69415	0
01/01/2014 to 12/31/2014	$10.69415	$11.13020	0
01/01/2015 to 12/31/2015	$11.13020	$11.07850	0
01/01/2016 to 12/31/2016	$11.07850	$11.07415	0
01/01/2017 to 12/31/2017	$11.07415	$10.95378	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99783	$10.99032	0
01/01/2011 to 12/31/2011	$10.99032	$12.96252	3,939
01/01/2012 to 12/31/2012	$12.96252	$13.57145	0
01/01/2013 to 12/31/2013	$13.57145	$12.37384	0
01/01/2014 to 12/31/2014	$12.37384	$13.06296	0
01/01/2015 to 12/31/2015	$13.06296	$13.03513	0
01/01/2016 to 12/31/2016	$13.03513	$13.03992	0
01/01/2017 to 12/31/2017	$13.03992	$12.98689	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99837	$12.00089	0
01/01/2012 to 12/31/2012	$12.00089	$12.45321	0
01/01/2013 to 12/31/2013	$12.45321	$11.01920	0
01/01/2014 to 12/31/2014	$11.01920	$11.92330	0
01/01/2015 to 12/31/2015	$11.92330	$11.93455	0
01/01/2016 to 12/31/2016	$11.93455	$11.91474	0
01/01/2017 to 12/31/2017	$11.91474	$11.86492	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99784	$10.38193	4,119
01/01/2013 to 12/31/2013	$10.38193	$9.14025	7,162
01/01/2014 to 12/31/2014	$9.14025	$10.09182	4,697
01/01/2015 to 12/31/2015	$10.09182	$10.16182	0
01/01/2016 to 12/31/2016	$10.16182	$10.15329	0
01/01/2017 to 12/31/2017	$10.15329	$10.12346	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99891	$8.73519	0
01/01/2014 to 12/31/2014	$8.73519	$9.81343	0
01/01/2015 to 12/31/2015	$9.81343	$9.89422	0
01/01/2016 to 12/31/2016	$9.89422	$9.88549	0
01/01/2017 to 12/31/2017	$9.88549	$9.85511	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99891	$11.28431	0
01/01/2015 to 12/31/2015	$11.28431	$11.28409	5,802
01/01/2016 to 12/31/2016	$11.28409	$11.33675	0
01/01/2017 to 12/31/2017	$11.33675	$11.31829	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99891	$9.92148	0
01/01/2016 to 12/31/2016	$9.92148	$9.92926	7,316
01/01/2017 to 12/31/2017	$9.92926	$9.97070	4,906
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99784	$9.86330	0
01/01/2017 to 12/31/2017	$9.86330	$9.93004	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99783	$10.02015	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14514	$10.29615	0
01/01/2010 to 12/31/2010	$10.29615	$11.47968	0
01/01/2011 to 12/31/2011	$11.47968	$10.59405	0
01/01/2012 to 12/31/2012	$10.59405	$11.76047	0
01/01/2013 to 12/31/2013	$11.76047	$15.15374	0
01/01/2014 to 12/31/2014	$15.15374	$16.38173	0
01/01/2015 to 12/31/2015	$16.38173	$15.29519	0
01/01/2016 to 12/31/2016	$15.29519	$17.05711	0
01/01/2017 to 04/28/2017	$17.05711	$17.65251	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.99410	$7.65036	74,751
01/01/2009 to 12/31/2009	$7.65036	$9.40019	74,893
01/01/2010 to 12/31/2010	$9.40019	$10.44844	78,216
01/01/2011 to 12/31/2011	$10.44844	$9.99527	62,274
01/01/2012 to 12/31/2012	$9.99527	$11.14375	62,991
01/01/2013 to 12/31/2013	$11.14375	$13.40316	68,620
01/01/2014 to 12/31/2014	$13.40316	$14.05954	66,138
01/01/2015 to 12/31/2015	$14.05954	$13.85730	52,036
01/01/2016 to 12/31/2016	$13.85730	$14.51489	53,123
01/01/2017 to 12/31/2017	$14.51489	$16.77688	51,795
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99837	$11.63153	0
01/01/2014 to 12/31/2014	$11.63153	$12.95539	0
01/01/2015 to 12/31/2015	$12.95539	$12.24764	0
01/01/2016 to 12/31/2016	$12.24764	$13.79645	0
01/01/2017 to 12/31/2017	$13.79645	$16.01600	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.60975	$8.02896	0
01/01/2009 to 12/31/2009	$8.02896	$10.38472	0
01/01/2010 to 12/31/2010	$10.38472	$13.10236	0
01/01/2011 to 12/31/2011	$13.10236	$13.69242	0
01/01/2012 to 12/31/2012	$13.69242	$15.48378	0
01/01/2013 to 12/31/2013	$15.48378	$15.65571	0
01/01/2014 to 12/31/2014	$15.65571	$20.09379	0
01/01/2015 to 12/31/2015	$20.09379	$20.65406	0
01/01/2016 to 12/31/2016	$20.65406	$21.22504	0
01/01/2017 to 12/31/2017	$21.22504	$22.10953	0
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.47088	$8.66249	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99837	$9.66843	0
01/01/2014 to 12/31/2014	$9.66843	$9.96248	0
01/01/2015 to 12/31/2015	$9.96248	$9.75760	0
01/01/2016 to 12/31/2016	$9.75760	$10.00381	0
01/01/2017 to 04/28/2017	$10.00381	$10.20087	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10352	$7.49088	0
01/01/2009 to 12/31/2009	$7.49088	$8.90312	0
01/01/2010 to 12/31/2010	$8.90312	$9.89157	0
01/01/2011 to 12/31/2011	$9.89157	$9.45811	0
01/01/2012 to 12/31/2012	$9.45811	$10.53678	0
01/01/2013 to 12/31/2013	$10.53678	$12.31616	0
01/01/2014 to 12/31/2014	$12.31616	$12.76514	0
01/01/2015 to 10/16/2015	$12.76514	$12.70181	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.23166	$7.21381	5,666
01/01/2009 to 12/31/2009	$7.21381	$8.75917	6,348
01/01/2010 to 12/31/2010	$8.75917	$9.82091	6,519
01/01/2011 to 12/31/2011	$9.82091	$9.48371	2,763
01/01/2012 to 12/31/2012	$9.48371	$10.28626	2,926
01/01/2013 to 12/31/2013	$10.28626	$11.57315	3,307
01/01/2014 to 12/31/2014	$11.57315	$11.70382	3,207
01/01/2015 to 12/31/2015	$11.70382	$11.58796	2,964
01/01/2016 to 12/31/2016	$11.58796	$11.84437	2,749
01/01/2017 to 12/31/2017	$11.84437	$13.52557	2,786
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99838	$7.46235	0
01/01/2009 to 11/13/2009	$7.46235	$8.32337	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.72518	0
01/01/2013 to 12/31/2013	$10.72518	$13.08809	0
01/01/2014 to 12/31/2014	$13.08809	$13.23926	0
01/01/2015 to 10/16/2015	$13.23926	$12.65388	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99837	$10.79329	0
01/01/2014 to 12/31/2014	$10.79329	$10.85243	0
01/01/2015 to 10/16/2015	$10.85243	$10.33295	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17506	$6.10468	0
01/01/2009 to 12/31/2009	$6.10468	$8.08576	436
01/01/2010 to 12/31/2010	$8.08576	$9.52851	175
01/01/2011 to 12/31/2011	$9.52851	$8.87118	25
01/01/2012 to 12/31/2012	$8.87118	$11.02821	17
01/01/2013 to 12/31/2013	$11.02821	$11.28195	0
01/01/2014 to 12/31/2014	$11.28195	$12.60075	0
01/01/2015 to 12/31/2015	$12.60075	$12.34260	0
01/01/2016 to 12/31/2016	$12.34260	$12.20948	0
01/01/2017 to 12/31/2017	$12.20948	$13.27383	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.92987	$7.57143	0
01/01/2009 to 12/31/2009	$7.57143	$11.08988	520
01/01/2010 to 12/31/2010	$11.08988	$11.99104	506
01/01/2011 to 12/31/2011	$11.99104	$11.29110	310
01/01/2012 to 12/31/2012	$11.29110	$13.25718	416
01/01/2013 to 12/31/2013	$13.25718	$16.86244	170
01/01/2014 to 02/07/2014	$16.86244	$16.58333	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.13101	$7.05356	0
01/01/2009 to 12/31/2009	$7.05356	$8.24220	0
01/01/2010 to 12/31/2010	$8.24220	$9.12197	0
01/01/2011 to 12/31/2011	$9.12197	$8.44979	0
01/01/2012 to 12/31/2012	$8.44979	$9.91302	0
01/01/2013 to 12/31/2013	$9.91302	$12.97859	0
01/01/2014 to 12/31/2014	$12.97859	$14.39506	0
01/01/2015 to 12/31/2015	$14.39506	$13.46060	258
01/01/2016 to 12/31/2016	$13.46060	$14.72036	217
01/01/2017 to 12/31/2017	$14.72036	$15.83914	421
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.86093	$7.46504	0
01/01/2009 to 12/31/2009	$7.46504	$11.49714	437
01/01/2010 to 12/31/2010	$11.49714	$13.50650	350
01/01/2011 to 12/31/2011	$13.50650	$12.84773	215
01/01/2012 to 12/31/2012	$12.84773	$15.06598	289
01/01/2013 to 12/31/2013	$15.06598	$19.52547	112
01/01/2014 to 12/31/2014	$19.52547	$21.34921	229
01/01/2015 to 12/31/2015	$21.34921	$19.74053	143
01/01/2016 to 12/31/2016	$19.74053	$19.67264	125
01/01/2017 to 12/31/2017	$19.67264	$24.51333	238
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08919	$7.59959	2,526
01/01/2009 to 12/31/2009	$7.59959	$9.19270	2,886
01/01/2010 to 12/31/2010	$9.19270	$10.05774	2,886
01/01/2011 to 12/31/2011	$10.05774	$9.81078	0
01/01/2012 to 12/31/2012	$9.81078	$10.59247	0
01/01/2013 to 12/31/2013	$10.59247	$11.40471	0
01/01/2014 to 12/31/2014	$11.40471	$11.63291	0
01/01/2015 to 12/31/2015	$11.63291	$11.30102	0
01/01/2016 to 12/31/2016	$11.30102	$11.66233	0
01/01/2017 to 12/31/2017	$11.66233	$12.83869	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03326	$7.62852	0
01/01/2009 to 12/31/2009	$7.62852	$9.48684	0
01/01/2010 to 12/31/2010	$9.48684	$11.79052	0
01/01/2011 to 12/31/2011	$11.79052	$11.71022	0
01/01/2012 to 12/31/2012	$11.71022	$13.28156	0
01/01/2013 to 12/31/2013	$13.28156	$18.07502	0
01/01/2014 to 12/31/2014	$18.07502	$18.99611	0
01/01/2015 to 12/31/2015	$18.99611	$17.60031	0
01/01/2016 to 12/31/2016	$17.60031	$21.45122	0
01/01/2017 to 12/31/2017	$21.45122	$23.59500	0
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.47687	$10.52918	0
01/01/2009 to 12/31/2009	$10.52918	$10.34785	0
01/01/2010 to 12/31/2010	$10.34785	$10.14728	0
01/01/2011 to 12/31/2011	$10.14728	$9.95080	0
01/01/2012 to 12/31/2012	$9.95080	$9.75612	0
01/01/2013 to 12/31/2013	$9.75612	$9.56479	0
01/01/2014 to 12/31/2014	$9.56479	$9.37722	0
01/01/2015 to 12/31/2015	$9.37722	$9.19333	0
01/01/2016 to 12/31/2016	$9.19333	$9.01356	0
01/01/2017 to 12/31/2017	$9.01356	$8.86728	0
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.68590	$7.80022	0
01/01/2009 to 12/31/2009	$7.80022	$10.36610	0
01/01/2010 to 12/31/2010	$10.36610	$11.53495	0
01/01/2011 to 12/31/2011	$11.53495	$11.66806	0
01/01/2012 to 12/31/2012	$11.66806	$13.02596	0
01/01/2013 to 12/31/2013	$13.02596	$13.68754	0
01/01/2014 to 12/31/2014	$13.68754	$13.76235	0
01/01/2015 to 12/31/2015	$13.76235	$13.01159	0
01/01/2016 to 12/31/2016	$13.01159	$14.72108	0
01/01/2017 to 12/31/2017	$14.72108	$15.51152	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.62816	$6.66999	0
01/01/2009 to 12/31/2009	$6.66999	$7.81007	0
01/01/2010 to 12/31/2010	$7.81007	$8.66458	0
01/01/2011 to 12/31/2011	$8.66458	$8.13952	0
01/01/2012 to 12/31/2012	$8.13952	$9.32719	0
01/01/2013 to 12/31/2013	$9.32719	$12.78940	0
01/01/2014 to 12/31/2014	$12.78940	$14.26226	0
01/01/2015 to 12/31/2015	$14.26226	$12.88685	0
01/01/2016 to 12/31/2016	$12.88685	$15.14735	0
01/01/2017 to 12/31/2017	$15.14735	$17.70138	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.35238	$6.02671	0
01/01/2009 to 12/31/2009	$6.02671	$7.99362	0
01/01/2010 to 12/31/2010	$7.99362	$8.97315	0
01/01/2011 to 12/31/2011	$8.97315	$7.66043	0
01/01/2012 to 12/31/2012	$7.66043	$9.03951	0
01/01/2013 to 12/31/2013	$9.03951	$10.55122	0
01/01/2014 to 12/31/2014	$10.55122	$9.77282	0
01/01/2015 to 12/31/2015	$9.77282	$9.88283	0
01/01/2016 to 12/31/2016	$9.88283	$9.32341	0
01/01/2017 to 12/31/2017	$9.32341	$12.37946	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.52596	$6.87641	0
01/01/2009 to 12/31/2009	$6.87641	$8.79761	0
01/01/2010 to 12/31/2010	$8.79761	$9.58113	0
01/01/2011 to 12/31/2011	$9.58113	$8.21462	0
01/01/2012 to 12/31/2012	$8.21462	$9.39636	0
01/01/2013 to 12/31/2013	$9.39636	$11.00543	0
01/01/2014 to 12/31/2014	$11.00543	$10.06627	0
01/01/2015 to 12/31/2015	$10.06627	$9.94954	0
01/01/2016 to 12/31/2016	$9.94954	$9.81144	0
01/01/2017 to 12/31/2017	$9.81144	$11.81402	0
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99838	$10.70083	0
01/01/2009 to 12/31/2009	$10.70083	$11.67692	0
01/01/2010 to 12/31/2010	$11.67692	$12.68549	0
01/01/2011 to 12/31/2011	$12.68549	$13.98483	0
01/01/2012 to 12/31/2012	$13.98483	$14.99920	0
01/01/2013 to 12/31/2013	$14.99920	$14.23708	0
01/01/2014 to 12/31/2014	$14.23708	$14.89713	0
01/01/2015 to 12/31/2015	$14.89713	$14.77639	0
01/01/2016 to 12/31/2016	$14.77639	$15.09637	0
01/01/2017 to 12/31/2017	$15.09637	$15.43939	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11170	$7.12455	0
01/01/2009 to 12/31/2009	$7.12455	$8.84741	0
01/01/2010 to 12/31/2010	$8.84741	$9.87243	0
01/01/2011 to 12/31/2011	$9.87243	$9.62404	0
01/01/2012 to 12/31/2012	$9.62404	$10.71671	0
01/01/2013 to 12/31/2013	$10.71671	$12.21717	0
01/01/2014 to 12/31/2014	$12.21717	$12.73989	0
01/01/2015 to 12/31/2015	$12.73989	$12.35920	0
01/01/2016 to 12/31/2016	$12.35920	$12.74956	0
01/01/2017 to 12/31/2017	$12.74956	$14.61968	0
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.72201	$7.88578	0
01/01/2009 to 12/31/2009	$7.88578	$10.50517	0
01/01/2010 to 12/31/2010	$10.50517	$11.03780	0
01/01/2011 to 12/31/2011	$11.03780	$9.83134	0
01/01/2012 to 12/31/2012	$9.83134	$11.74996	0
01/01/2013 to 12/31/2013	$11.74996	$13.28916	0
01/01/2014 to 12/31/2014	$13.28916	$12.19916	0
01/01/2015 to 12/31/2015	$12.19916	$11.62558	0
01/01/2016 to 12/31/2016	$11.62558	$11.61833	0
01/01/2017 to 12/31/2017	$11.61833	$14.76656	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.53629	$9.31756	4,381
01/01/2009 to 12/31/2009	$9.31756	$11.14647	4,959
01/01/2010 to 12/31/2010	$11.14647	$11.72786	5,951
01/01/2011 to 12/31/2011	$11.72786	$11.52499	3,605
01/01/2012 to 12/31/2012	$11.52499	$12.50989	3,690
01/01/2013 to 12/31/2013	$12.50989	$13.61768	3,101
01/01/2014 to 12/31/2014	$13.61768	$14.07806	3,033
01/01/2015 to 12/31/2015	$14.07806	$13.77683	2,481
01/01/2016 to 12/31/2016	$13.77683	$14.02570	2,437
01/01/2017 to 12/31/2017	$14.02570	$15.42107	1,795

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08376	$10.28632	0
01/01/2010 to 12/31/2010	$10.28632	$11.22592	0
01/01/2011 to 12/31/2011	$11.22592	$11.07902	0
01/01/2012 to 12/31/2012	$11.07902	$12.51096	0
01/01/2013 to 12/31/2013	$12.51096	$16.74199	0
01/01/2014 to 12/31/2014	$16.74199	$17.97368	0
01/01/2015 to 12/31/2015	$17.97368	$19.49526	0
01/01/2016 to 12/31/2016	$19.49526	$18.83387	0
01/01/2017 to 12/31/2017	$18.83387	$25.08180	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.88395	$7.11622	0
01/01/2009 to 12/31/2009	$7.11622	$9.05285	0
01/01/2010 to 12/31/2010	$9.05285	$10.62849	544
01/01/2011 to 12/31/2011	$10.62849	$10.32516	315
01/01/2012 to 12/31/2012	$10.32516	$11.36411	436
01/01/2013 to 12/31/2013	$11.36411	$15.22043	177
01/01/2014 to 12/31/2014	$15.22043	$16.50219	739
01/01/2015 to 12/31/2015	$16.50219	$17.80805	433
01/01/2016 to 12/31/2016	$17.80805	$18.43317	336
01/01/2017 to 12/31/2017	$18.43317	$24.03490	609
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.10865	$8.35835	0
01/01/2009 to 12/31/2009	$8.35835	$11.03009	962
01/01/2010 to 12/31/2010	$11.03009	$12.26448	386
01/01/2011 to 12/31/2011	$12.26448	$13.24736	56
01/01/2012 to 12/31/2012	$13.24736	$13.75731	38
01/01/2013 to 12/31/2013	$13.75731	$13.21768	0
01/01/2014 to 12/31/2014	$13.21768	$13.78643	0
01/01/2015 to 12/31/2015	$13.78643	$13.43713	0
01/01/2016 to 12/31/2016	$13.43713	$13.51703	0
01/01/2017 to 12/31/2017	$13.51703	$13.69697	0
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.65679	$8.83785	0
01/01/2009 to 12/31/2009	$8.83785	$11.39455	0
01/01/2010 to 12/31/2010	$11.39455	$12.51694	0
01/01/2011 to 12/31/2011	$12.51694	$11.88737	0
01/01/2012 to 12/31/2012	$11.88737	$14.34349	0
01/01/2013 to 12/31/2013	$14.34349	$17.94830	0
01/01/2014 to 12/31/2014	$17.94830	$18.23517	0
01/01/2015 to 12/31/2015	$18.23517	$17.61561	0
01/01/2016 to 12/31/2016	$17.61561	$18.49924	0
01/01/2017 to 12/31/2017	$18.49924	$22.46148	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$13.01784	$8.12919	0
01/01/2009 to 12/31/2009	$8.12919	$9.90685	0
01/01/2010 to 12/31/2010	$9.90685	$10.95423	0
01/01/2011 to 12/31/2011	$10.95423	$10.67597	0
01/01/2012 to 12/31/2012	$10.67597	$12.25442	0
01/01/2013 to 12/31/2013	$12.25442	$16.42420	0
01/01/2014 to 12/31/2014	$16.42420	$17.50473	0
01/01/2015 to 12/31/2015	$17.50473	$18.40205	0
01/01/2016 to 12/31/2016	$18.40205	$18.38680	0
01/01/2017 to 12/31/2017	$18.38680	$23.56302	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99838	$10.18480	0
01/01/2013 to 12/31/2013	$10.18480	$13.43053	0
01/01/2014 to 12/31/2014	$13.43053	$14.51254	0
01/01/2015 to 12/31/2015	$14.51254	$14.12496	0
01/01/2016 to 12/31/2016	$14.12496	$15.71064	0
01/01/2017 to 12/31/2017	$15.71064	$18.07433	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02828	$10.06526	0
01/01/2012 to 12/31/2012	$10.06526	$10.34839	0
01/01/2013 to 12/31/2013	$10.34839	$9.85789	0
01/01/2014 to 12/31/2014	$9.85789	$10.16237	0
01/01/2015 to 10/16/2015	$10.16237	$10.10958	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.14430	$8.43558	0
01/01/2009 to 12/31/2009	$8.43558	$10.73369	0
01/01/2010 to 12/31/2010	$10.73369	$13.54107	0
01/01/2011 to 12/31/2011	$13.54107	$13.49978	0
01/01/2012 to 12/31/2012	$13.49978	$14.87354	0
01/01/2013 to 12/31/2013	$14.87354	$19.33726	0
01/01/2014 to 12/31/2014	$19.33726	$20.46318	0
01/01/2015 to 10/16/2015	$20.46318	$20.93129	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.64347	$7.12239	0
01/01/2009 to 12/31/2009	$7.12239	$8.55827	0
01/01/2010 to 12/31/2010	$8.55827	$10.09108	0
01/01/2011 to 04/29/2011	$10.09108	$11.30707	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.92093	$6.74815	0
01/01/2009 to 12/31/2009	$6.74815	$9.30482	528
01/01/2010 to 12/31/2010	$9.30482	$11.26042	426
01/01/2011 to 12/31/2011	$11.26042	$10.76561	256
01/01/2012 to 12/31/2012	$10.76561	$12.36201	353
01/01/2013 to 12/31/2013	$12.36201	$17.21092	128
01/01/2014 to 12/31/2014	$17.21092	$19.27797	251
01/01/2015 to 12/31/2015	$19.27797	$17.83449	158
01/01/2016 to 12/31/2016	$17.83449	$20.67312	131
01/01/2017 to 12/31/2017	$20.67312	$23.06370	248
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99838	$10.30158	537
01/01/2013 to 12/31/2013	$10.30158	$12.00993	230
01/01/2014 to 12/31/2014	$12.00993	$12.37947	481
01/01/2015 to 12/31/2015	$12.37947	$11.98603	318
01/01/2016 to 12/31/2016	$11.98603	$12.25940	272
01/01/2017 to 12/31/2017	$12.25940	$14.00195	531
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10112	$5.56591	0
01/01/2009 to 12/31/2009	$5.56591	$9.08638	975
01/01/2010 to 12/31/2010	$9.08638	$10.89213	391
01/01/2011 to 12/31/2011	$10.89213	$8.51405	57
01/01/2012 to 12/31/2012	$8.51405	$9.84347	38
01/01/2013 to 12/31/2013	$9.84347	$9.67202	0
01/01/2014 to 12/31/2014	$9.67202	$9.03829	0
01/01/2015 to 12/31/2015	$9.03829	$7.37877	0
01/01/2016 to 12/31/2016	$7.37877	$8.12868	0
01/01/2017 to 12/31/2017	$8.12868	$10.07191	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.32027	$8.93562	36,986
01/01/2009 to 12/31/2009	$8.93562	$10.51580	36,754
01/01/2010 to 12/31/2010	$10.51580	$11.39953	35,414
01/01/2011 to 12/31/2011	$11.39953	$11.28767	47,995
01/01/2012 to 12/31/2012	$11.28767	$12.21401	36,181
01/01/2013 to 12/31/2013	$12.21401	$13.07757	35,395
01/01/2014 to 12/31/2014	$13.07757	$13.56155	34,330
01/01/2015 to 12/31/2015	$13.56155	$13.31474	18,043
01/01/2016 to 12/31/2016	$13.31474	$13.77551	16,998
01/01/2017 to 12/31/2017	$13.77551	$14.87434	15,866
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01829	$10.06516	0
01/01/2012 to 12/31/2012	$10.06516	$10.56916	0
01/01/2013 to 12/31/2013	$10.56916	$10.12224	0
01/01/2014 to 12/31/2014	$10.12224	$10.52520	0
01/01/2015 to 12/31/2015	$10.52520	$10.29116	0
01/01/2016 to 12/31/2016	$10.29116	$10.51449	0
01/01/2017 to 12/31/2017	$10.51449	$10.89342	0
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.42010	$6.63806	4,342
01/01/2009 to 12/31/2009	$6.63806	$8.19841	4,941
01/01/2010 to 12/31/2010	$8.19841	$9.56644	6,660
01/01/2011 to 12/31/2011	$9.56644	$8.79623	3,340
01/01/2012 to 12/31/2012	$8.79623	$9.73774	4,090
01/01/2013 to 12/31/2013	$9.73774	$11.17223	3,641
01/01/2014 to 12/31/2014	$11.17223	$11.96055	3,987
01/01/2015 to 12/31/2015	$11.96055	$11.65412	7,920
01/01/2016 to 12/31/2016	$11.65412	$12.57948	8,271
01/01/2017 to 12/31/2017	$12.57948	$14.31873	10,308
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99837	$11.65174	0
01/01/2014 to 12/31/2014	$11.65174	$13.16434	0
01/01/2015 to 12/31/2015	$13.16434	$13.10528	0
01/01/2016 to 12/31/2016	$13.10528	$14.24377	0
01/01/2017 to 12/31/2017	$14.24377	$16.95536	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.45877	$6.88447	0
01/01/2009 to 12/31/2009	$6.88447	$8.22238	0
01/01/2010 to 12/31/2010	$8.22238	$9.27431	0
01/01/2011 to 12/31/2011	$9.27431	$9.40705	0
01/01/2012 to 12/31/2012	$9.40705	$10.95646	0
01/01/2013 to 12/31/2013	$10.95646	$14.22503	0
01/01/2014 to 12/31/2014	$14.22503	$16.34662	0
01/01/2015 to 12/31/2015	$16.34662	$16.51953	0
01/01/2016 to 12/31/2016	$16.51953	$18.60091	0
01/01/2017 to 12/31/2017	$18.60091	$22.29513	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99837	$8.88098	0
01/01/2012 to 12/31/2012	$8.88098	$9.85218	0
01/01/2013 to 12/31/2013	$9.85218	$11.82239	0
01/01/2014 to 12/31/2014	$11.82239	$12.34402	0
01/01/2015 to 12/31/2015	$12.34402	$12.12017	0
01/01/2016 to 12/31/2016	$12.12017	$12.63420	0
01/01/2017 to 12/31/2017	$12.63420	$14.64036	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08101	$7.33101	0
01/01/2009 to 12/31/2009	$7.33101	$8.86828	0
01/01/2010 to 12/31/2010	$8.86828	$9.73060	0
01/01/2011 to 12/31/2011	$9.73060	$9.36678	1,742
01/01/2012 to 12/31/2012	$9.36678	$10.12706	1,742
01/01/2013 to 12/31/2013	$10.12706	$11.16345	1,742
01/01/2014 to 12/31/2014	$11.16345	$11.50703	1,742
01/01/2015 to 12/31/2015	$11.50703	$11.26269	1,742
01/01/2016 to 12/31/2016	$11.26269	$11.57392	1,742
01/01/2017 to 12/31/2017	$11.57392	$13.18958	1,742
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09919	$6.68342	0
01/01/2009 to 12/31/2009	$6.68342	$8.31169	0
01/01/2010 to 12/31/2010	$8.31169	$9.31755	0
01/01/2011 to 12/31/2011	$9.31755	$8.91687	0
01/01/2012 to 12/31/2012	$8.91687	$10.13196	0
01/01/2013 to 12/31/2013	$10.13196	$11.72716	0
01/01/2014 to 12/31/2014	$11.72716	$12.12172	0
01/01/2015 to 12/31/2015	$12.12172	$11.81951	0
01/01/2016 to 12/31/2016	$11.81951	$12.37826	0
01/01/2017 to 04/28/2017	$12.37826	$12.86277	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.81124	$8.08343	2,447
01/01/2009 to 12/31/2009	$8.08343	$10.09749	1,763
01/01/2010 to 12/31/2010	$10.09749	$11.06899	4,159
01/01/2011 to 12/31/2011	$11.06899	$10.48542	2,629
01/01/2012 to 12/31/2012	$10.48542	$11.42439	1,967
01/01/2013 to 12/31/2013	$11.42439	$12.81333	519
01/01/2014 to 12/31/2014	$12.81333	$12.94343	489
01/01/2015 to 10/16/2015	$12.94343	$12.55790	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.18937	$7.22906	0
01/01/2009 to 12/31/2009	$7.22906	$9.40232	514
01/01/2010 to 12/31/2010	$9.40232	$12.21815	409
01/01/2011 to 12/31/2011	$12.21815	$10.40817	252
01/01/2012 to 12/31/2012	$10.40817	$12.25201	349
01/01/2013 to 12/31/2013	$12.25201	$16.91414	134
01/01/2014 to 12/31/2014	$16.91414	$17.40177	277
01/01/2015 to 12/31/2015	$17.40177	$17.28813	160
01/01/2016 to 12/31/2016	$17.28813	$18.25490	144
01/01/2017 to 12/31/2017	$18.25490	$22.85392	260
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.39092	$6.62159	0
01/01/2009 to 12/31/2009	$6.62159	$8.69297	0
01/01/2010 to 12/31/2010	$8.69297	$11.62640	0
01/01/2011 to 12/31/2011	$11.62640	$11.28700	0
01/01/2012 to 12/31/2012	$11.28700	$12.41265	0
01/01/2013 to 12/31/2013	$12.41265	$16.44967	0
01/01/2014 to 12/31/2014	$16.44967	$16.74306	0
01/01/2015 to 12/31/2015	$16.74306	$16.54363	0
01/01/2016 to 12/31/2016	$16.54363	$18.17876	0
01/01/2017 to 12/31/2017	$18.17876	$22.08581	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.56307	$7.96731	0
01/01/2009 to 12/31/2009	$7.96731	$9.92002	490
01/01/2010 to 12/31/2010	$9.92002	$12.25369	398
01/01/2011 to 12/31/2011	$12.25369	$11.29575	242
01/01/2012 to 12/31/2012	$11.29575	$13.08511	334
01/01/2013 to 12/31/2013	$13.08511	$17.62661	125
01/01/2014 to 12/31/2014	$17.62661	$18.19129	264
01/01/2015 to 12/31/2015	$18.19129	$17.06585	171
01/01/2016 to 12/31/2016	$17.06585	$21.61833	131
01/01/2017 to 12/31/2017	$21.61833	$22.75270	252
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.87148	$8.61898	6,418
01/01/2009 to 12/31/2009	$8.61898	$10.48975	9,574
01/01/2010 to 12/31/2010	$10.48975	$11.47036	11,843
01/01/2011 to 12/31/2011	$11.47036	$11.46887	10,666
01/01/2012 to 12/31/2012	$11.46887	$12.76116	13,587
01/01/2013 to 12/31/2013	$12.76116	$14.61687	20,287
01/01/2014 to 12/31/2014	$14.61687	$15.17293	22,131
01/01/2015 to 12/31/2015	$15.17293	$14.88160	23,361
01/01/2016 to 12/31/2016	$14.88160	$15.69112	24,480
01/01/2017 to 12/31/2017	$15.69112	$17.75445	17,097
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.56559	$6.58939	0
01/01/2009 to 12/31/2009	$6.58939	$7.99756	689
01/01/2010 to 12/31/2010	$7.99756	$8.87911	627
01/01/2011 to 12/31/2011	$8.87911	$8.56256	392
01/01/2012 to 12/31/2012	$8.56256	$9.84254	520
01/01/2013 to 12/31/2013	$9.84254	$12.51408	208
01/01/2014 to 12/31/2014	$12.51408	$13.18480	426
01/01/2015 to 10/16/2015	$13.18480	$12.19311	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.08230	$6.45716	0
01/01/2009 to 12/31/2009	$6.45716	$9.70941	591
01/01/2010 to 12/31/2010	$9.70941	$11.02414	237
01/01/2011 to 12/31/2011	$11.02414	$10.62508	34
01/01/2012 to 12/31/2012	$10.62508	$12.24799	23
01/01/2013 to 12/31/2013	$12.24799	$17.29463	0
01/01/2014 to 12/31/2014	$17.29463	$18.37052	0
01/01/2015 to 12/31/2015	$18.37052	$19.73636	0
01/01/2016 to 12/31/2016	$19.73636	$19.87233	0
01/01/2017 to 12/31/2017	$19.87233	$26.86535	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.64902	$7.77505	0
01/01/2009 to 12/31/2009	$7.77505	$9.01434	0
01/01/2010 to 12/31/2010	$9.01434	$9.93724	0
01/01/2011 to 12/31/2011	$9.93724	$9.69471	0
01/01/2012 to 12/31/2012	$9.69471	$10.77810	0
01/01/2013 to 12/31/2013	$10.77810	$14.22606	0
01/01/2014 to 12/31/2014	$14.22606	$14.16445	0
01/01/2015 to 12/31/2015	$14.16445	$13.04459	0
01/01/2016 to 12/31/2016	$13.04459	$13.57314	0
01/01/2017 to 12/31/2017	$13.57314	$15.51050	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.31759	$8.98133	0
01/01/2009 to 12/31/2009	$8.98133	$13.15053	359
01/01/2010 to 12/31/2010	$13.15053	$15.52981	144
01/01/2011 to 12/31/2011	$15.52981	$12.95425	21
01/01/2012 to 12/31/2012	$12.95425	$13.15910	14
01/01/2013 to 12/31/2013	$13.15910	$14.88539	0
01/01/2014 to 12/31/2014	$14.88539	$13.37329	0
01/01/2015 to 12/31/2015	$13.37329	$10.58666	0
01/01/2016 to 12/31/2016	$10.58666	$12.93440	0
01/01/2017 to 12/31/2017	$12.93440	$13.98848	0
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.55353	$10.09452	0
01/01/2009 to 12/31/2009	$10.09452	$11.09557	0
01/01/2010 to 12/31/2010	$11.09557	$11.50292	0
01/01/2011 to 12/31/2011	$11.50292	$11.74276	0
01/01/2012 to 12/31/2012	$11.74276	$12.11361	0
01/01/2013 to 12/31/2013	$12.11361	$11.43039	0
01/01/2014 to 12/31/2014	$11.43039	$11.26871	0
01/01/2015 to 12/31/2015	$11.26871	$10.53756	0
01/01/2016 to 12/31/2016	$10.53756	$10.78160	0
01/01/2017 to 12/31/2017	$10.78160	$10.78646	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.64848	$7.06599	0
01/01/2009 to 12/31/2009	$7.06599	$9.62124	0
01/01/2010 to 12/31/2010	$9.62124	$11.65953	0
01/01/2011 to 12/31/2011	$11.65953	$11.03672	0
01/01/2012 to 12/31/2012	$11.03672	$12.81203	0
01/01/2013 to 12/31/2013	$12.81203	$16.63249	0
01/01/2014 to 12/31/2014	$16.63249	$18.74732	0
01/01/2015 to 12/31/2015	$18.74732	$17.16504	0
01/01/2016 to 12/31/2016	$17.16504	$19.18456	0
01/01/2017 to 12/31/2017	$19.18456	$22.29489	0
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.17518	$6.88390	0
01/01/2009 to 12/31/2009	$6.88390	$8.66769	0
01/01/2010 to 12/31/2010	$8.66769	$9.74160	0
01/01/2011 to 12/31/2011	$9.74160	$9.22075	0
01/01/2012 to 12/31/2012	$9.22075	$10.03476	0
01/01/2013 to 12/31/2013	$10.03476	$11.85510	0
01/01/2014 to 12/31/2014	$11.85510	$12.26244	0
01/01/2015 to 12/31/2015	$12.26244	$11.94590	0
01/01/2016 to 12/31/2016	$11.94590	$12.47643	0
01/01/2017 to 12/31/2017	$12.47643	$13.89528	0
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97564	$9.27033	0
01/01/2009 to 12/31/2009	$9.27033	$10.14552	0
01/01/2010 to 12/31/2010	$10.14552	$10.72220	0
01/01/2011 to 12/31/2011	$10.72220	$11.14563	0
01/01/2012 to 12/31/2012	$11.14563	$11.78482	0
01/01/2013 to 12/31/2013	$11.78482	$11.38119	0
01/01/2014 to 12/31/2014	$11.38119	$11.96112	0
01/01/2015 to 12/31/2015	$11.96112	$11.87155	0
01/01/2016 to 12/31/2016	$11.87155	$12.23875	0
01/01/2017 to 12/31/2017	$12.23875	$12.75626	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07802	$6.62871	0
01/01/2009 to 12/31/2009	$6.62871	$8.45254	0
01/01/2010 to 12/31/2010	$8.45254	$9.13538	0
01/01/2011 to 12/31/2011	$9.13538	$8.80688	0
01/01/2012 to 09/21/2012	$8.80688	$9.84396	0
*Denotes the start date of these sub-accounts

PREMIER B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.91282	$7.36563	12,332
01/01/2009 to 12/31/2009	$7.36563	$9.06905	2,982
01/01/2010 to 12/31/2010	$9.06905	$10.05357	2,935
01/01/2011 to 12/31/2011	$10.05357	$9.68945	9,842
01/01/2012 to 12/31/2012	$9.68945	$10.79903	9,387
01/01/2013 to 12/31/2013	$10.79903	$11.75851	16,082
01/01/2014 to 12/31/2014	$11.75851	$12.08662	12,449
01/01/2015 to 12/31/2015	$12.08662	$11.58176	11,799
01/01/2016 to 12/31/2016	$11.58176	$12.19380	58,255
01/01/2017 to 12/31/2017	$12.19380	$13.59275	55,839
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$10.83452	$7.53017	0
01/01/2009 to 12/31/2009	$7.53017	$9.40896	1,409
01/01/2010 to 12/31/2010	$9.40896	$10.59254	1,409
01/01/2011 to 12/31/2011	$10.59254	$10.49952	1,409
01/01/2012 to 12/31/2012	$10.49952	$11.81435	13,906
01/01/2013 to 12/31/2013	$11.81435	$13.63409	17,094
01/01/2014 to 12/31/2014	$13.63409	$14.32368	21,722
01/01/2015 to 12/31/2015	$14.32368	$14.29579	28,264
01/01/2016 to 12/31/2016	$14.29579	$15.16031	40,326
01/01/2017 to 12/31/2017	$15.16031	$17.55127	40,971
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.18301	$6.57914	0
01/01/2009 to 12/31/2009	$6.57914	$7.67177	0
01/01/2010 to 12/31/2010	$7.67177	$8.64764	0
01/01/2011 to 12/31/2011	$8.64764	$8.86776	0
01/01/2012 to 05/04/2012	$8.86776	$9.65752	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.69051	0
01/01/2014 to 12/31/2014	$11.69051	$13.09913	0
01/01/2015 to 12/31/2015	$13.09913	$13.19338	0
01/01/2016 to 12/31/2016	$13.19338	$14.46107	0
01/01/2017 to 12/31/2017	$14.46107	$17.48760	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.86097	$7.66698	0
01/01/2009 to 12/31/2009	$7.66698	$9.35958	1,416
01/01/2010 to 12/31/2010	$9.35958	$10.40804	3,620
01/01/2011 to 12/31/2011	$10.40804	$10.17985	36,090
01/01/2012 to 12/31/2012	$10.17985	$11.33645	46,569
01/01/2013 to 12/31/2013	$11.33645	$13.20498	78,022
01/01/2014 to 12/31/2014	$13.20498	$13.92690	82,484
01/01/2015 to 12/31/2015	$13.92690	$13.85466	110,542
01/01/2016 to 12/31/2016	$13.85466	$14.58164	100,742
01/01/2017 to 12/31/2017	$14.58164	$16.58958	111,586

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20827	0
01/01/2012 to 12/31/2012	$9.20827	$10.20156	0
01/01/2013 to 12/31/2013	$10.20156	$11.19672	0
01/01/2014 to 12/31/2014	$11.19672	$11.62858	0
01/01/2015 to 12/31/2015	$11.62858	$11.16796	0
01/01/2016 to 12/31/2016	$11.16796	$11.82721	0
01/01/2017 to 12/31/2017	$11.82721	$13.18731	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.54820	0
01/01/2014 to 12/31/2014	$10.54820	$10.81738	0
01/01/2015 to 12/31/2015	$10.81738	$10.73944	0
01/01/2016 to 12/31/2016	$10.73944	$11.30823	0
01/01/2017 to 04/28/2017	$11.30823	$11.73641	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.47408	$10.48603	0
01/01/2009 to 12/31/2009	$10.48603	$11.44430	0
01/01/2010 to 12/31/2010	$11.44430	$11.77276	0
01/01/2011 to 12/31/2011	$11.77276	$11.91843	2,162
01/01/2012 to 12/31/2012	$11.91843	$12.35443	2,629
01/01/2013 to 12/31/2013	$12.35443	$11.96593	8,160
01/01/2014 to 12/31/2014	$11.96593	$11.83586	5,014
01/01/2015 to 12/31/2015	$11.83586	$11.77554	9,173
01/01/2016 to 12/31/2016	$11.77554	$11.85025	10,593
01/01/2017 to 12/31/2017	$11.85025	$11.93304	11,778
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.56075	$10.21988	0
01/01/2009 to 12/31/2009	$10.21988	$11.79093	0
01/01/2010 to 12/31/2010	$11.79093	$12.57524	1,379
01/01/2011 to 12/31/2011	$12.57524	$12.84647	1,058
01/01/2012 to 12/31/2012	$12.84647	$13.90489	4,226
01/01/2013 to 12/31/2013	$13.90489	$13.51422	32,270
01/01/2014 to 12/31/2014	$13.51422	$13.94662	13,001
01/01/2015 to 12/31/2015	$13.94662	$13.51743	11,906
01/01/2016 to 12/31/2016	$13.51743	$13.94960	11,716
01/01/2017 to 12/31/2017	$13.94960	$14.41424	14,583
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14595	$10.30944	0
01/01/2010 to 12/31/2010	$10.30944	$11.60815	0
01/01/2011 to 12/31/2011	$11.60815	$10.81845	0
01/01/2012 to 12/31/2012	$10.81845	$12.12874	0
01/01/2013 to 12/31/2013	$12.12874	$15.78294	0
01/01/2014 to 12/31/2014	$15.78294	$17.23085	0
01/01/2015 to 12/31/2015	$17.23085	$16.24741	111
01/01/2016 to 12/31/2016	$16.24741	$18.29792	108
01/01/2017 to 04/28/2017	$18.29792	$18.99761	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.01224	$7.09376	0
01/01/2009 to 12/31/2009	$7.09376	$8.80257	0
01/01/2010 to 12/31/2010	$8.80257	$9.88109	5,003
01/01/2011 to 12/31/2011	$9.88109	$9.54594	11,275
01/01/2012 to 12/31/2012	$9.54594	$10.74833	18,256
01/01/2013 to 12/31/2013	$10.74833	$13.05551	12,520
01/01/2014 to 12/31/2014	$13.05551	$13.83039	35,764
01/01/2015 to 12/31/2015	$13.83039	$13.76649	69,346
01/01/2016 to 12/31/2016	$13.76649	$14.56220	64,741
01/01/2017 to 12/31/2017	$14.56220	$16.99771	74,180
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99918	$11.72984	0
01/01/2014 to 12/31/2014	$11.72984	$13.19431	0
01/01/2015 to 12/31/2015	$13.19431	$12.59712	0
01/01/2016 to 12/31/2016	$12.59712	$14.33024	0
01/01/2017 to 12/31/2017	$14.33024	$16.79984	0
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$7.81223	$5.02371	0
01/01/2009 to 12/31/2009	$5.02371	$6.56219	0
01/01/2010 to 12/31/2010	$6.56219	$8.36127	0
01/01/2011 to 12/31/2011	$8.36127	$8.82419	0
01/01/2012 to 12/31/2012	$8.82419	$10.07765	18
01/01/2013 to 12/31/2013	$10.07765	$10.29050	2,386
01/01/2014 to 12/31/2014	$10.29050	$13.33818	5,228
01/01/2015 to 12/31/2015	$13.33818	$13.84584	8,747
01/01/2016 to 12/31/2016	$13.84584	$14.36896	8,506
01/01/2017 to 12/31/2017	$14.36896	$15.11555	8,493
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$8.33201	$7.66199	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99918	$9.73366	0
01/01/2014 to 12/31/2014	$9.73366	$10.12900	0
01/01/2015 to 12/31/2015	$10.12900	$10.01891	0
01/01/2016 to 12/31/2016	$10.01891	$10.37307	0
01/01/2017 to 04/28/2017	$10.37307	$10.61142	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10379	$7.54057	0
01/01/2009 to 12/31/2009	$7.54057	$9.05097	0
01/01/2010 to 12/31/2010	$9.05097	$10.15522	2,740
01/01/2011 to 12/31/2011	$10.15522	$9.80622	2,104
01/01/2012 to 12/31/2012	$9.80622	$11.03284	1,348
01/01/2013 to 12/31/2013	$11.03284	$13.02361	2,275
01/01/2014 to 12/31/2014	$13.02361	$13.63207	1,233
01/01/2015 to 10/16/2015	$13.63207	$13.67052	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$10.77036	$6.98618	0
01/01/2009 to 12/31/2009	$6.98618	$8.56682	0
01/01/2010 to 12/31/2010	$8.56682	$9.70021	0
01/01/2011 to 12/31/2011	$9.70021	$9.45972	1,311
01/01/2012 to 12/31/2012	$9.45972	$10.36217	15,691
01/01/2013 to 12/31/2013	$10.36217	$11.77393	20,997
01/01/2014 to 12/31/2014	$11.77393	$12.02477	19,045
01/01/2015 to 12/31/2015	$12.02477	$12.02372	17,118
01/01/2016 to 12/31/2016	$12.02372	$12.41117	36,892
01/01/2017 to 12/31/2017	$12.41117	$14.31272	39,835

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99918	$7.49594	0
01/01/2009 to 11/13/2009	$7.49594	$8.43273	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.79695	1,740
01/01/2013 to 12/31/2013	$10.79695	$13.30615	2,020
01/01/2014 to 12/31/2014	$13.30615	$13.59311	1,167
01/01/2015 to 10/16/2015	$13.59311	$13.09384	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.86599	0
01/01/2014 to 12/31/2014	$10.86599	$11.03376	0
01/01/2015 to 10/16/2015	$11.03376	$10.58791	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17586	$6.13224	0
01/01/2009 to 12/31/2009	$6.13224	$8.20276	0
01/01/2010 to 12/31/2010	$8.20276	$9.76197	0
01/01/2011 to 12/31/2011	$9.76197	$9.17833	0
01/01/2012 to 12/31/2012	$9.17833	$11.52315	760
01/01/2013 to 12/31/2013	$11.52315	$11.90508	736
01/01/2014 to 12/31/2014	$11.90508	$13.42844	2,063
01/01/2015 to 12/31/2015	$13.42844	$13.28358	3,416
01/01/2016 to 12/31/2016	$13.28358	$13.26990	3,441
01/01/2017 to 12/31/2017	$13.26990	$14.56915	3,330
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.53628	$6.82244	0
01/01/2009 to 12/31/2009	$6.82244	$10.09167	0
01/01/2010 to 12/31/2010	$10.09167	$11.01965	0
01/01/2011 to 12/31/2011	$11.01965	$10.47885	0
01/01/2012 to 12/31/2012	$10.47885	$12.42563	1,093
01/01/2013 to 12/31/2013	$12.42563	$15.96125	71
01/01/2014 to 02/07/2014	$15.96125	$15.71317	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.62005	$6.23634	0
01/01/2009 to 12/31/2009	$6.23634	$7.35950	0
01/01/2010 to 12/31/2010	$7.35950	$8.22556	0
01/01/2011 to 12/31/2011	$8.22556	$7.69478	0
01/01/2012 to 12/31/2012	$7.69478	$9.11684	20
01/01/2013 to 12/31/2013	$9.11684	$12.05440	1,316
01/01/2014 to 12/31/2014	$12.05440	$13.50241	2,299
01/01/2015 to 12/31/2015	$13.50241	$12.75099	21,296
01/01/2016 to 12/31/2016	$12.75099	$14.08203	31,336
01/01/2017 to 12/31/2017	$14.08203	$15.30187	31,536
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.48986	$6.73541	0
01/01/2009 to 12/31/2009	$6.73541	$10.47635	0
01/01/2010 to 12/31/2010	$10.47635	$12.42903	0
01/01/2011 to 12/31/2011	$12.42903	$11.93976	0
01/01/2012 to 12/31/2012	$11.93976	$14.14015	1,396
01/01/2013 to 12/31/2013	$14.14015	$18.50694	2,504
01/01/2014 to 12/31/2014	$18.50694	$20.43596	5,031
01/01/2015 to 12/31/2015	$20.43596	$19.08331	9,822
01/01/2016 to 12/31/2016	$19.08331	$19.20543	11,310
01/01/2017 to 12/31/2017	$19.20543	$24.16719	11,658

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08946	$7.64998	0
01/01/2009 to 12/31/2009	$7.64998	$9.34543	0
01/01/2010 to 12/31/2010	$9.34543	$10.32606	0
01/01/2011 to 12/31/2011	$10.32606	$10.17206	0
01/01/2012 to 12/31/2012	$10.17206	$11.09154	9,423
01/01/2013 to 12/31/2013	$11.09154	$12.06017	13,204
01/01/2014 to 12/31/2014	$12.06017	$12.42331	17,974
01/01/2015 to 12/31/2015	$12.42331	$12.18843	17,295
01/01/2016 to 12/31/2016	$12.18843	$12.70214	33,949
01/01/2017 to 12/31/2017	$12.70214	$14.12146	31,336
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03407	$7.66279	0
01/01/2009 to 12/31/2009	$7.66279	$9.62383	0
01/01/2010 to 12/31/2010	$9.62383	$12.07909	0
01/01/2011 to 12/31/2011	$12.07909	$12.11532	0
01/01/2012 to 12/31/2012	$12.11532	$13.87726	592
01/01/2013 to 12/31/2013	$13.87726	$19.07270	1,617
01/01/2014 to 12/31/2014	$19.07270	$20.24314	1,633
01/01/2015 to 12/31/2015	$20.24314	$18.94153	2,968
01/01/2016 to 12/31/2016	$18.94153	$23.31383	5,254
01/01/2017 to 12/31/2017	$23.31383	$25.89693	5,767
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.29973	$10.45357	0
01/01/2009 to 12/31/2009	$10.45357	$10.37528	0
01/01/2010 to 12/31/2010	$10.37528	$10.27485	0
01/01/2011 to 12/31/2011	$10.27485	$10.17598	7,315
01/01/2012 to 12/31/2012	$10.17598	$10.07626	2,251
01/01/2013 to 12/31/2013	$10.07626	$9.97714	1,433
01/01/2014 to 12/31/2014	$9.97714	$9.87852	23,288
01/01/2015 to 12/31/2015	$9.87852	$9.78032	11,823
01/01/2016 to 12/31/2016	$9.78032	$9.68399	9,858
01/01/2017 to 12/31/2017	$9.68399	$9.62117	6,683
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$9.96607	$7.34697	0
01/01/2009 to 12/31/2009	$7.34697	$9.86035	0
01/01/2010 to 12/31/2010	$9.86035	$11.08074	0
01/01/2011 to 12/31/2011	$11.08074	$11.31919	0
01/01/2012 to 12/31/2012	$11.31919	$12.76194	1,142
01/01/2013 to 12/31/2013	$12.76194	$13.54280	2,602
01/01/2014 to 12/31/2014	$13.54280	$13.75166	4,729
01/01/2015 to 12/31/2015	$13.75166	$13.13027	7,415
01/01/2016 to 12/31/2016	$13.13027	$15.00201	10,073
01/01/2017 to 12/31/2017	$15.00201	$15.96360	11,839
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.84473	$5.70314	0
01/01/2009 to 12/31/2009	$5.70314	$6.74404	0
01/01/2010 to 12/31/2010	$6.74404	$7.55590	0
01/01/2011 to 12/31/2011	$7.55590	$7.16817	0
01/01/2012 to 12/31/2012	$7.16817	$8.29561	32
01/01/2013 to 12/31/2013	$8.29561	$11.48738	677
01/01/2014 to 12/31/2014	$11.48738	$12.93708	3,267
01/01/2015 to 12/31/2015	$12.93708	$11.80525	3,857
01/01/2016 to 12/31/2016	$11.80525	$14.01298	9,295
01/01/2017 to 12/31/2017	$14.01298	$16.53743	7,366

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.05201	$5.93863	0
01/01/2009 to 12/31/2009	$5.93863	$7.95483	0
01/01/2010 to 12/31/2010	$7.95483	$9.01789	0
01/01/2011 to 12/31/2011	$9.01789	$7.77483	0
01/01/2012 to 12/31/2012	$7.77483	$9.26557	0
01/01/2013 to 12/31/2013	$9.26557	$10.92201	0
01/01/2014 to 12/31/2014	$10.92201	$10.21646	0
01/01/2015 to 12/31/2015	$10.21646	$10.43383	177
01/01/2016 to 12/31/2016	$10.43383	$9.94030	484
01/01/2017 to 12/31/2017	$9.94030	$13.32866	471
AST International Value Portfolio
01/01/2008 to 12/31/2008	$11.65068	$6.45950	0
01/01/2009 to 12/31/2009	$6.45950	$8.34615	0
01/01/2010 to 12/31/2010	$8.34615	$9.17929	0
01/01/2011 to 12/31/2011	$9.17929	$7.94794	0
01/01/2012 to 12/31/2012	$7.94794	$9.18156	0
01/01/2013 to 12/31/2013	$9.18156	$10.86035	0
01/01/2014 to 12/31/2014	$10.86035	$10.03208	0
01/01/2015 to 12/31/2015	$10.03208	$10.01389	121
01/01/2016 to 12/31/2016	$10.01389	$9.97240	223
01/01/2017 to 12/31/2017	$9.97240	$12.12628	218
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11197	$7.17178	0
01/01/2009 to 12/31/2009	$7.17178	$8.99427	0
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	0
01/01/2012 to 12/31/2012	$9.97825	$11.22134	4,842
01/01/2013 to 12/31/2013	$11.22134	$12.91910	5,595
01/01/2014 to 12/31/2014	$12.91910	$13.60521	5,755
01/01/2015 to 12/31/2015	$13.60521	$13.32949	12,579
01/01/2016 to 12/31/2016	$13.32949	$13.88622	21,440
01/01/2017 to 12/31/2017	$13.88622	$16.08024	31,265
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$10.97941	$6.37232	0
01/01/2009 to 12/31/2009	$6.37232	$8.57302	0
01/01/2010 to 12/31/2010	$8.57302	$9.09678	0
01/01/2011 to 12/31/2011	$9.09678	$8.18270	0
01/01/2012 to 12/31/2012	$8.18270	$9.87658	38
01/01/2013 to 12/31/2013	$9.87658	$11.28094	1,177
01/01/2014 to 12/31/2014	$11.28094	$10.45830	5,285
01/01/2015 to 12/31/2015	$10.45830	$10.06541	7,770
01/01/2016 to 12/31/2016	$10.06541	$10.15840	13,345
01/01/2017 to 12/31/2017	$10.15840	$13.03844	17,596
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.17383	$8.29858	0
01/01/2009 to 12/31/2009	$8.29858	$10.02568	0
01/01/2010 to 12/31/2010	$10.02568	$10.65289	0
01/01/2011 to 12/31/2011	$10.65289	$10.57215	0
01/01/2012 to 12/31/2012	$10.57215	$11.58947	5,069
01/01/2013 to 12/31/2013	$11.58947	$12.74066	4,886
01/01/2014 to 12/31/2014	$12.74066	$13.30181	7,091
01/01/2015 to 12/31/2015	$13.30181	$13.14611	7,319
01/01/2016 to 12/31/2016	$13.14611	$13.51574	10,350
01/01/2017 to 12/31/2017	$13.51574	$15.00708	10,368

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29963	0
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	0
01/01/2013 to 12/31/2013	$12.90295	$17.43738	0
01/01/2014 to 12/31/2014	$17.43738	$18.90555	123
01/01/2015 to 12/31/2015	$18.90555	$20.70893	112
01/01/2016 to 12/31/2016	$20.70893	$20.20390	239
01/01/2017 to 12/31/2017	$20.20390	$27.17167	159
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.47337	$6.40005	0
01/01/2009 to 12/31/2009	$6.40005	$8.22241	0
01/01/2010 to 12/31/2010	$8.22241	$9.74903	0
01/01/2011 to 12/31/2011	$9.74903	$9.56442	2,470
01/01/2012 to 12/31/2012	$9.56442	$10.63120	16
01/01/2013 to 12/31/2013	$10.63120	$14.37959	0
01/01/2014 to 12/31/2014	$14.37959	$15.74482	918
01/01/2015 to 12/31/2015	$15.74482	$17.15902	3,508
01/01/2016 to 12/31/2016	$17.15902	$17.93663	6,527
01/01/2017 to 12/31/2017	$17.93663	$23.61802	8,926
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.32185	$7.84324	0
01/01/2009 to 12/31/2009	$7.84324	$10.45274	0
01/01/2010 to 12/31/2010	$10.45274	$11.73757	0
01/01/2011 to 12/31/2011	$11.73757	$12.80336	0
01/01/2012 to 12/31/2012	$12.80336	$13.42818	2,647
01/01/2013 to 12/31/2013	$13.42818	$13.02931	3,308
01/01/2014 to 12/31/2014	$13.02931	$13.72449	3,119
01/01/2015 to 12/31/2015	$13.72449	$13.50922	5,118
01/01/2016 to 12/31/2016	$13.50922	$13.72373	6,789
01/01/2017 to 12/31/2017	$13.72373	$14.04374	7,641
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$10.95164	$7.15759	0
01/01/2009 to 12/31/2009	$7.15759	$9.31966	0
01/01/2010 to 12/31/2010	$9.31966	$10.33903	323
01/01/2011 to 12/31/2011	$10.33903	$9.91614	314
01/01/2012 to 12/31/2012	$9.91614	$12.08368	337
01/01/2013 to 12/31/2013	$12.08368	$15.27018	4,344
01/01/2014 to 12/31/2014	$15.27018	$15.66783	4,112
01/01/2015 to 12/31/2015	$15.66783	$15.28549	4,825
01/01/2016 to 12/31/2016	$15.28549	$16.21071	4,324
01/01/2017 to 12/31/2017	$16.21071	$19.87703	6,521
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$11.59267	$7.31108	0
01/01/2009 to 12/31/2009	$7.31108	$8.99798	0
01/01/2010 to 12/31/2010	$8.99798	$10.04775	0
01/01/2011 to 12/31/2011	$10.04775	$9.88927	0
01/01/2012 to 12/31/2012	$9.88927	$11.46400	15
01/01/2013 to 12/31/2013	$11.46400	$15.51686	6,540
01/01/2014 to 12/31/2014	$15.51686	$16.70138	2,126
01/01/2015 to 12/31/2015	$16.70138	$17.73141	5,454
01/01/2016 to 12/31/2016	$17.73141	$17.89169	9,454
01/01/2017 to 12/31/2017	$17.89169	$23.15489	10,751

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22213	0
01/01/2013 to 12/31/2013	$10.22213	$13.61300	0
01/01/2014 to 12/31/2014	$13.61300	$14.85534	0
01/01/2015 to 12/31/2015	$14.85534	$14.60187	0
01/01/2016 to 12/31/2016	$14.60187	$16.40135	0
01/01/2017 to 12/31/2017	$16.40135	$19.05506	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.82260	$6.65075	0
01/01/2009 to 12/31/2009	$6.65075	$8.54648	0
01/01/2010 to 12/31/2010	$8.54648	$10.88845	0
01/01/2011 to 12/31/2011	$10.88845	$10.96268	0
01/01/2012 to 12/31/2012	$10.96268	$12.19821	685
01/01/2013 to 12/31/2013	$12.19821	$16.01598	2,086
01/01/2014 to 12/31/2014	$16.01598	$17.11635	1,694
01/01/2015 to 10/16/2015	$17.11635	$17.64502	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.75209	$6.68601	0
01/01/2009 to 12/31/2009	$6.68601	$8.11354	0
01/01/2010 to 12/31/2010	$8.11354	$9.66127	0
01/01/2011 to 04/29/2011	$9.66127	$10.86028	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.25701	$5.86395	0
01/01/2009 to 12/31/2009	$5.86395	$8.16575	0
01/01/2010 to 12/31/2010	$8.16575	$9.97960	0
01/01/2011 to 12/31/2011	$9.97960	$9.63540	0
01/01/2012 to 12/31/2012	$9.63540	$11.17393	23
01/01/2013 to 12/31/2013	$11.17393	$15.71072	2,215
01/01/2014 to 12/31/2014	$15.71072	$17.77178	3,289
01/01/2015 to 12/31/2015	$17.77178	$16.60400	6,129
01/01/2016 to 12/31/2016	$16.60400	$19.43671	9,777
01/01/2017 to 12/31/2017	$19.43671	$21.89837	11,748
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	17
01/01/2013 to 12/31/2013	$10.37057	$12.20998	0
01/01/2014 to 12/31/2014	$12.20998	$12.71038	1,615
01/01/2015 to 12/31/2015	$12.71038	$12.42824	1,589
01/01/2016 to 12/31/2016	$12.42824	$12.83725	1,745
01/01/2017 to 12/31/2017	$12.83725	$14.80668	2,688
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10192	$5.59093	0
01/01/2009 to 12/31/2009	$5.59093	$9.21761	0
01/01/2010 to 12/31/2010	$9.21761	$11.15868	0
01/01/2011 to 12/31/2011	$11.15868	$8.80869	0
01/01/2012 to 12/31/2012	$8.80869	$10.28504	0
01/01/2013 to 12/31/2013	$10.28504	$10.20593	0
01/01/2014 to 12/31/2014	$10.20593	$9.63174	0
01/01/2015 to 12/31/2015	$9.63174	$7.94129	279
01/01/2016 to 12/31/2016	$7.94129	$8.83470	270
01/01/2017 to 12/31/2017	$8.83470	$11.05480	263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.75670	$8.57497	2,810
01/01/2009 to 12/31/2009	$8.57497	$10.19125	62,109
01/01/2010 to 12/31/2010	$10.19125	$11.15697	59,310
01/01/2011 to 12/31/2011	$11.15697	$11.15675	59,232
01/01/2012 to 12/31/2012	$11.15675	$12.19226	56,097
01/01/2013 to 12/31/2013	$12.19226	$13.18351	54,932
01/01/2014 to 12/31/2014	$13.18351	$13.80684	67,255
01/01/2015 to 12/31/2015	$13.80684	$13.68969	85,772
01/01/2016 to 12/31/2016	$13.68969	$14.30327	117,927
01/01/2017 to 12/31/2017	$14.30327	$15.59655	111,480
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.19117	$6.56949	0
01/01/2009 to 12/31/2009	$6.56949	$8.19394	1,599
01/01/2010 to 12/31/2010	$8.19394	$9.65573	1,599
01/01/2011 to 12/31/2011	$9.65573	$8.96603	1,599
01/01/2012 to 12/31/2012	$8.96603	$10.02421	2,311
01/01/2013 to 12/31/2013	$10.02421	$11.61472	3,986
01/01/2014 to 12/31/2014	$11.61472	$12.55744	33,927
01/01/2015 to 12/31/2015	$12.55744	$12.35696	57,879
01/01/2016 to 12/31/2016	$12.35696	$13.46983	58,768
01/01/2017 to 12/31/2017	$13.46983	$15.48350	86,855
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.73020	0
01/01/2014 to 12/31/2014	$11.73020	$13.38423	0
01/01/2015 to 12/31/2015	$13.38423	$13.45615	0
01/01/2016 to 12/31/2016	$13.45615	$14.76943	0
01/01/2017 to 12/31/2017	$14.76943	$17.75463	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$10.37151	$6.29304	1,694
01/01/2009 to 12/31/2009	$6.29304	$7.59041	1,645
01/01/2010 to 12/31/2010	$7.59041	$8.64622	1,594
01/01/2011 to 12/31/2011	$8.64622	$8.85664	1,546
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,532
01/01/2013 to 12/31/2013	$10.41779	$13.65949	2,489
01/01/2014 to 12/31/2014	$13.65949	$15.85219	3,284
01/01/2015 to 12/31/2015	$15.85219	$16.17865	3,413
01/01/2016 to 12/31/2016	$16.17865	$18.39686	7,896
01/01/2017 to 12/31/2017	$18.39686	$22.26804	10,039
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	0
01/01/2013 to 12/31/2013	$10.01604	$12.13798	0
01/01/2014 to 12/31/2014	$12.13798	$12.79898	233
01/01/2015 to 12/31/2015	$12.79898	$12.69136	925
01/01/2016 to 12/31/2016	$12.69136	$13.36031	493
01/01/2017 to 12/31/2017	$13.36031	$15.63441	8,285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08128	$7.37971	0
01/01/2009 to 12/31/2009	$7.37971	$9.01552	0
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	2,230
01/01/2012 to 12/31/2012	$9.71160	$10.60403	9,000
01/01/2013 to 12/31/2013	$10.60403	$11.80510	15,625
01/01/2014 to 12/31/2014	$11.80510	$12.28896	17,952
01/01/2015 to 12/31/2015	$12.28896	$12.14719	39,609
01/01/2016 to 12/31/2016	$12.14719	$12.60617	70,738
01/01/2017 to 12/31/2017	$12.60617	$14.50774	72,137
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09946	$6.72784	0
01/01/2009 to 12/31/2009	$6.72784	$8.44981	0
01/01/2010 to 12/31/2010	$8.44981	$9.56609	0
01/01/2011 to 12/31/2011	$9.56609	$9.24529	0
01/01/2012 to 12/31/2012	$9.24529	$10.60940	0
01/01/2013 to 12/31/2013	$10.60940	$12.40140	0
01/01/2014 to 12/31/2014	$12.40140	$12.94564	15,105
01/01/2015 to 12/31/2015	$12.94564	$12.74795	27,609
01/01/2016 to 12/31/2016	$12.74795	$13.48246	25,489
01/01/2017 to 04/28/2017	$13.48246	$14.05525	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$10.87140	$7.51399	0
01/01/2009 to 12/31/2009	$7.51399	$9.47895	0
01/01/2010 to 12/31/2010	$9.47895	$10.49368	0
01/01/2011 to 12/31/2011	$10.49368	$10.03860	3,919
01/01/2012 to 12/31/2012	$10.03860	$11.04609	15,221
01/01/2013 to 12/31/2013	$11.04609	$12.51162	14,508
01/01/2014 to 12/31/2014	$12.51162	$12.76388	9,960
01/01/2015 to 10/16/2015	$12.76388	$12.48069	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.91958	$6.04442	0
01/01/2009 to 12/31/2009	$6.04442	$7.93932	0
01/01/2010 to 12/31/2010	$7.93932	$10.41905	364
01/01/2011 to 12/31/2011	$10.41905	$8.96343	354
01/01/2012 to 12/31/2012	$8.96343	$10.65604	369
01/01/2013 to 12/31/2013	$10.65604	$14.85632	1,278
01/01/2014 to 12/31/2014	$14.85632	$15.43593	1,968
01/01/2015 to 12/31/2015	$15.43593	$15.48715	5,973
01/01/2016 to 12/31/2016	$15.48715	$16.51462	7,456
01/01/2017 to 12/31/2017	$16.51462	$20.87920	8,751
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.46802	$6.73693	0
01/01/2009 to 12/31/2009	$6.73693	$8.93194	0
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	0
01/01/2012 to 12/31/2012	$11.82778	$13.13644	0
01/01/2013 to 12/31/2013	$13.13644	$17.58113	0
01/01/2014 to 12/31/2014	$17.58113	$18.07191	1,089
01/01/2015 to 12/31/2015	$18.07191	$18.03357	1,176
01/01/2016 to 12/31/2016	$18.03357	$20.01168	1,411
01/01/2017 to 12/31/2017	$20.01168	$24.55270	1,295

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.43656	$6.56669	0
01/01/2009 to 12/31/2009	$6.56669	$8.25723	0
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	0
01/01/2012 to 12/31/2012	$9.58913	$11.21832	23
01/01/2013 to 12/31/2013	$11.21832	$15.26149	3,645
01/01/2014 to 12/31/2014	$15.26149	$15.90635	1,575
01/01/2015 to 12/31/2015	$15.90635	$15.07015	2,752
01/01/2016 to 12/31/2016	$15.07015	$19.27868	5,117
01/01/2017 to 12/31/2017	$19.27868	$20.49063	3,630
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.57860	$7.75653	0
01/01/2009 to 12/31/2009	$7.75653	$9.53361	0
01/01/2010 to 12/31/2010	$9.53361	$10.52807	2,184
01/01/2011 to 12/31/2011	$10.52807	$10.63067	3,039
01/01/2012 to 12/31/2012	$10.63067	$11.94592	23,637
01/01/2013 to 12/31/2013	$11.94592	$13.81861	32,182
01/01/2014 to 12/31/2014	$13.81861	$14.48626	39,114
01/01/2015 to 12/31/2015	$14.48626	$14.34890	45,867
01/01/2016 to 12/31/2016	$14.34890	$15.27883	82,583
01/01/2017 to 12/31/2017	$15.27883	$17.45860	102,240
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$9.82815	$5.65507	0
01/01/2009 to 12/31/2009	$5.65507	$6.93144	0
01/01/2010 to 12/31/2010	$6.93144	$7.77169	0
01/01/2011 to 12/31/2011	$7.77169	$7.56873	0
01/01/2012 to 12/31/2012	$7.56873	$8.78643	0
01/01/2013 to 12/31/2013	$8.78643	$11.28190	4,424
01/01/2014 to 12/31/2014	$11.28190	$12.00433	6,949
01/01/2015 to 10/16/2015	$12.00433	$11.18850	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.93976	$6.43744	0
01/01/2009 to 12/31/2009	$6.43744	$9.77555	0
01/01/2010 to 12/31/2010	$9.77555	$11.20897	0
01/01/2011 to 12/31/2011	$11.20897	$10.91000	0
01/01/2012 to 12/31/2012	$10.91000	$12.70117	0
01/01/2013 to 12/31/2013	$12.70117	$18.11188	1,087
01/01/2014 to 12/31/2014	$18.11188	$19.42910	5,419
01/01/2015 to 12/31/2015	$19.42910	$21.08029	9,928
01/01/2016 to 12/31/2016	$21.08029	$21.43515	9,524
01/01/2017 to 12/31/2017	$21.43515	$29.26401	9,793
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$10.19617	$6.32963	0
01/01/2009 to 12/31/2009	$6.32963	$7.41124	0
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	0
01/01/2012 to 12/31/2012	$8.12903	$9.12709	19
01/01/2013 to 12/31/2013	$9.12709	$12.16608	1,169
01/01/2014 to 12/31/2014	$12.16608	$12.23327	2,902
01/01/2015 to 12/31/2015	$12.23327	$11.37778	2,087
01/01/2016 to 12/31/2016	$11.37778	$11.95569	1,841
01/01/2017 to 12/31/2017	$11.95569	$13.79697	2,603

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$13.94064	$6.90317	0
01/01/2009 to 12/31/2009	$6.90317	$10.20784	0
01/01/2010 to 12/31/2010	$10.20784	$12.17409	878
01/01/2011 to 12/31/2011	$12.17409	$10.25550	854
01/01/2012 to 12/31/2012	$10.25550	$10.52125	853
01/01/2013 to 12/31/2013	$10.52125	$12.01930	4,036
01/01/2014 to 12/31/2014	$12.01930	$10.90540	3,053
01/01/2015 to 12/31/2015	$10.90540	$8.71869	2,325
01/01/2016 to 12/31/2016	$8.71869	$10.75741	5,898
01/01/2017 to 12/31/2017	$10.75741	$11.74892	6,098
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.73003	$10.36499	0
01/01/2009 to 12/31/2009	$10.36499	$11.50569	0
01/01/2010 to 12/31/2010	$11.50569	$12.04612	0
01/01/2011 to 12/31/2011	$12.04612	$12.41886	0
01/01/2012 to 12/31/2012	$12.41886	$12.93840	13
01/01/2013 to 12/31/2013	$12.93840	$12.32953	189
01/01/2014 to 12/31/2014	$12.32953	$12.27550	138
01/01/2015 to 12/31/2015	$12.27550	$11.59268	1,867
01/01/2016 to 12/31/2016	$11.59268	$11.97824	1,972
01/01/2017 to 12/31/2017	$11.97824	$12.10197	2,442
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.11084	$6.19415	0
01/01/2009 to 12/31/2009	$6.19415	$8.51751	0
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	0
01/01/2012 to 12/31/2012	$9.96483	$11.68256	23
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,856
01/01/2014 to 12/31/2014	$15.31633	$17.43481	2,771
01/01/2015 to 12/31/2015	$17.43481	$16.12146	4,122
01/01/2016 to 12/31/2016	$16.12146	$18.19606	3,010
01/01/2017 to 12/31/2017	$18.19606	$21.35480	2,866
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.05096	$6.31035	0
01/01/2009 to 12/31/2009	$6.31035	$8.02421	0
01/01/2010 to 12/31/2010	$8.02421	$9.10752	0
01/01/2011 to 12/31/2011	$9.10752	$8.70580	0
01/01/2012 to 12/31/2012	$8.70580	$9.56832	35
01/01/2013 to 12/31/2013	$9.56832	$11.41596	0
01/01/2014 to 12/31/2014	$11.41596	$11.92516	4,247
01/01/2015 to 12/31/2015	$11.92516	$11.73237	5,333
01/01/2016 to 12/31/2016	$11.73237	$12.37437	11,290
01/01/2017 to 12/31/2017	$12.37437	$13.91758	15,663
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98774	$9.37351	0
01/01/2009 to 12/31/2009	$9.37351	$10.35999	0
01/01/2010 to 12/31/2010	$10.35999	$11.05727	0
01/01/2011 to 12/31/2011	$11.05727	$11.60740	0
01/01/2012 to 12/31/2012	$11.60740	$12.39484	1,828
01/01/2013 to 12/31/2013	$12.39484	$12.08896	1,727
01/01/2014 to 12/31/2014	$12.08896	$12.83064	1,641
01/01/2015 to 12/31/2015	$12.83064	$12.86080	2,675
01/01/2016 to 12/31/2016	$12.86080	$13.38950	3,385
01/01/2017 to 12/31/2017	$13.38950	$14.09350	3,999

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07829	$6.67267	0
01/01/2009 to 12/31/2009	$6.67267	$8.59292	0
01/01/2010 to 12/31/2010	$8.59292	$9.37902	0
01/01/2011 to 12/31/2011	$9.37902	$9.13111	1,212
01/01/2012 to 09/21/2012	$9.13111	$10.27970	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Highest Anniversary Value Death Benefit Only (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.31443	$7.58029	690,422
01/01/2009 to 12/31/2009	$7.58029	$9.26448	799,056
01/01/2010 to 12/31/2010	$9.26448	$10.19462	806,904
01/01/2011 to 12/31/2011	$10.19462	$9.75312	722,709
01/01/2012 to 12/31/2012	$9.75312	$10.78971	726,773
01/01/2013 to 12/31/2013	$10.78971	$11.66170	713,714
01/01/2014 to 12/31/2014	$11.66170	$11.89871	681,328
01/01/2015 to 12/31/2015	$11.89871	$11.31759	530,268
01/01/2016 to 12/31/2016	$11.31759	$11.82816	490,152
01/01/2017 to 12/31/2017	$11.82816	$13.08827	453,416
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.28462	$7.78498	220,600
01/01/2009 to 12/31/2009	$7.78498	$9.65571	369,600
01/01/2010 to 12/31/2010	$9.65571	$10.79033	438,441
01/01/2011 to 12/31/2011	$10.79033	$10.61693	400,750
01/01/2012 to 12/31/2012	$10.61693	$11.85825	422,294
01/01/2013 to 12/31/2013	$11.85825	$13.58391	421,754
01/01/2014 to 12/31/2014	$13.58391	$14.16565	399,877
01/01/2015 to 12/31/2015	$14.16565	$14.03379	380,925
01/01/2016 to 12/31/2016	$14.03379	$14.77312	381,106
01/01/2017 to 12/31/2017	$14.77312	$16.97741	162,292
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.81865	$6.93814	781
01/01/2009 to 12/31/2009	$6.93814	$8.03080	6,085
01/01/2010 to 12/31/2010	$8.03080	$8.98555	6,133
01/01/2011 to 12/31/2011	$8.98555	$9.14661	8,346
01/01/2012 to 05/04/2012	$9.14661	$9.93586	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.63159	0
01/01/2014 to 12/31/2014	$11.63159	$12.93693	0
01/01/2015 to 12/31/2015	$12.93693	$12.93406	0
01/01/2016 to 12/31/2016	$12.93406	$14.07266	0
01/01/2017 to 12/31/2017	$14.07266	$16.89288	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.25387	$7.88566	294,740
01/01/2009 to 12/31/2009	$7.88566	$9.55557	575,103
01/01/2010 to 12/31/2010	$9.55557	$10.54773	604,407
01/01/2011 to 12/31/2011	$10.54773	$10.24057	536,225
01/01/2012 to 12/31/2012	$10.24057	$11.31975	569,835
01/01/2013 to 12/31/2013	$11.31975	$13.08835	515,247
01/01/2014 to 12/31/2014	$13.08835	$13.70209	492,444
01/01/2015 to 12/31/2015	$13.70209	$13.53054	467,715
01/01/2016 to 12/31/2016	$13.53054	$14.13578	438,412
01/01/2017 to 12/31/2017	$14.13578	$15.96415	425,431

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99857	$9.16255	0
01/01/2012 to 12/31/2012	$9.16255	$10.07596	0
01/01/2013 to 12/31/2013	$10.07596	$10.97739	0
01/01/2014 to 12/31/2014	$10.97739	$11.31669	0
01/01/2015 to 12/31/2015	$11.31669	$10.78833	2,123
01/01/2016 to 12/31/2016	$10.78833	$11.34118	1,806
01/01/2017 to 12/31/2017	$11.34118	$12.55240	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99857	$10.49507	0
01/01/2014 to 12/31/2014	$10.49507	$10.68352	0
01/01/2015 to 12/31/2015	$10.68352	$10.52840	0
01/01/2016 to 12/31/2016	$10.52840	$11.00455	0
01/01/2017 to 04/28/2017	$11.00455	$11.39370	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.66960	$10.60295	148
01/01/2009 to 12/31/2009	$10.60295	$11.48658	1,620
01/01/2010 to 12/31/2010	$11.48658	$11.72926	6,589
01/01/2011 to 12/31/2011	$11.72926	$11.78694	24,934
01/01/2012 to 12/31/2012	$11.78694	$12.12782	26,303
01/01/2013 to 12/31/2013	$12.12782	$11.66008	25,797
01/01/2014 to 12/31/2014	$11.66008	$11.44852	22,559
01/01/2015 to 12/31/2015	$11.44852	$11.30598	19,561
01/01/2016 to 12/31/2016	$11.30598	$11.29361	15,871
01/01/2017 to 12/31/2017	$11.29361	$11.28886	14,544
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.96160	$10.52960	30,426
01/01/2009 to 12/31/2009	$10.52960	$12.05880	65,080
01/01/2010 to 12/31/2010	$12.05880	$12.76610	63,030
01/01/2011 to 12/31/2011	$12.76610	$12.94556	49,106
01/01/2012 to 12/31/2012	$12.94556	$13.90862	51,251
01/01/2013 to 12/31/2013	$13.90862	$13.41826	55,498
01/01/2014 to 12/31/2014	$13.41826	$13.74548	50,844
01/01/2015 to 12/31/2015	$13.74548	$13.22431	46,594
01/01/2016 to 12/31/2016	$13.22431	$13.54685	43,146
01/01/2017 to 12/31/2017	$13.54685	$13.89515	47,710
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99905	$9.38572	0
01/01/2010 to 12/31/2010	$9.38572	$10.19992	0
01/01/2011 to 12/31/2011	$10.19992	$10.99092	0
01/01/2012 to 12/31/2012	$10.99092	$11.25150	0
01/01/2013 to 12/31/2013	$11.25150	$10.98198	0
01/01/2014 to 12/31/2014	$10.98198	$10.84304	0
01/01/2015 to 12/31/2015	$10.84304	$10.63187	0
01/01/2016 to 12/31/2016	$10.63187	$10.49794	0
01/01/2017 to 01/03/2017	$10.49794	$10.49305	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99858	$12.04396	0
01/01/2009 to 12/31/2009	$12.04396	$11.12056	0
01/01/2010 to 12/31/2010	$11.12056	$12.15179	0
01/01/2011 to 12/31/2011	$12.15179	$13.56492	0
01/01/2012 to 12/31/2012	$13.56492	$14.09333	0
01/01/2013 to 12/31/2013	$14.09333	$13.41564	0
01/01/2014 to 12/31/2014	$13.41564	$13.53594	0
01/01/2015 to 12/31/2015	$13.53594	$13.41092	0
01/01/2016 to 12/31/2016	$13.41092	$13.39292	0
01/01/2017 to 12/31/2017	$13.39292	$13.25685	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99858	$12.11286	0
01/01/2009 to 12/31/2009	$12.11286	$10.98780	0
01/01/2010 to 12/31/2010	$10.98780	$12.02578	0
01/01/2011 to 12/31/2011	$12.02578	$13.70693	0
01/01/2012 to 12/31/2012	$13.70693	$14.26024	0
01/01/2013 to 12/31/2013	$14.26024	$13.33784	0
01/01/2014 to 12/31/2014	$13.33784	$13.66734	0
01/01/2015 to 12/31/2015	$13.66734	$13.57611	0
01/01/2016 to 12/31/2016	$13.57611	$13.53613	0
01/01/2017 to 12/31/2017	$13.53613	$13.40522	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99905	$8.79604	0
01/01/2010 to 12/31/2010	$8.79604	$9.66876	1,486
01/01/2011 to 12/31/2011	$9.66876	$11.27734	0
01/01/2012 to 12/31/2012	$11.27734	$11.78346	0
01/01/2013 to 12/31/2013	$11.78346	$10.82629	0
01/01/2014 to 12/31/2014	$10.82629	$11.29551	0
01/01/2015 to 12/31/2015	$11.29551	$11.27065	0
01/01/2016 to 12/31/2016	$11.27065	$11.29383	0
01/01/2017 to 12/31/2017	$11.29383	$11.19829	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99810	$11.01729	6,259
01/01/2011 to 12/31/2011	$11.01729	$13.02623	23,762
01/01/2012 to 12/31/2012	$13.02623	$13.67162	11,015
01/01/2013 to 12/31/2013	$13.67162	$12.49582	229
01/01/2014 to 12/31/2014	$12.49582	$13.22419	198
01/01/2015 to 12/31/2015	$13.22419	$13.22852	227
01/01/2016 to 12/31/2016	$13.22852	$13.26576	218
01/01/2017 to 12/31/2017	$13.26576	$13.24420	230
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99857	$12.03025	34,654
01/01/2012 to 12/31/2012	$12.03025	$12.51433	33,539
01/01/2013 to 12/31/2013	$12.51433	$11.10044	0
01/01/2014 to 12/31/2014	$11.10044	$12.04074	0
01/01/2015 to 12/31/2015	$12.04074	$12.08175	0
01/01/2016 to 12/31/2016	$12.08175	$12.09126	0
01/01/2017 to 12/31/2017	$12.09126	$12.07022	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99810	$10.40740	3,259
01/01/2013 to 12/31/2013	$10.40740	$9.18516	43,943
01/01/2014 to 12/31/2014	$9.18516	$10.16623	18,561
01/01/2015 to 12/31/2015	$10.16623	$10.26182	0
01/01/2016 to 12/31/2016	$10.26182	$10.27831	0
01/01/2017 to 12/31/2017	$10.27831	$10.27325	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99905	$8.75667	59,163
01/01/2014 to 12/31/2014	$8.75667	$9.86176	23,209
01/01/2015 to 12/31/2015	$9.86176	$9.96747	0
01/01/2016 to 12/31/2016	$9.96747	$9.98311	0
01/01/2017 to 12/31/2017	$9.98311	$9.97694	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99905	$11.31222	20,784
01/01/2015 to 12/31/2015	$11.31222	$11.33979	45,001
01/01/2016 to 12/31/2016	$11.33979	$11.42066	0
01/01/2017 to 12/31/2017	$11.42066	$11.43018	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99905	$9.94591	38,866
01/01/2016 to 12/31/2016	$9.94591	$9.97813	42,756
01/01/2017 to 12/31/2017	$9.97813	$10.04433	31,950
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99810	$9.88741	65,714
01/01/2017 to 12/31/2017	$9.88741	$9.97864	10,961
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99810	$10.04467	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14535	$10.29945	0
01/01/2010 to 12/31/2010	$10.29945	$11.51148	1,007
01/01/2011 to 12/31/2011	$11.51148	$10.64939	419
01/01/2012 to 12/31/2012	$10.64939	$11.85108	760
01/01/2013 to 12/31/2013	$11.85108	$15.30798	823
01/01/2014 to 12/31/2014	$15.30798	$16.58906	533
01/01/2015 to 12/31/2015	$16.58906	$15.52687	92
01/01/2016 to 12/31/2016	$15.52687	$17.35800	0
01/01/2017 to 04/28/2017	$17.35800	$17.97828	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.43120	$7.30917	337,787
01/01/2009 to 12/31/2009	$7.30917	$9.00313	451,541
01/01/2010 to 12/31/2010	$9.00313	$10.03170	499,833
01/01/2011 to 12/31/2011	$10.03170	$9.62010	399,272
01/01/2012 to 12/31/2012	$9.62010	$10.75186	412,909
01/01/2013 to 12/31/2013	$10.75186	$12.96360	408,166
01/01/2014 to 12/31/2014	$12.96360	$13.63181	400,277
01/01/2015 to 12/31/2015	$13.63181	$13.46876	357,907
01/01/2016 to 12/31/2016	$13.46876	$14.14249	299,170
01/01/2017 to 12/31/2017	$14.14249	$16.38656	275,108
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99857	$11.65594	0
01/01/2014 to 12/31/2014	$11.65594	$13.01454	451
01/01/2015 to 12/31/2015	$13.01454	$12.33375	278
01/01/2016 to 12/31/2016	$12.33375	$13.92760	410
01/01/2017 to 12/31/2017	$13.92760	$16.20788	383

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$9.53033	$6.08313	202
01/01/2009 to 12/31/2009	$6.08313	$7.88735	165
01/01/2010 to 12/31/2010	$7.88735	$9.97588	278
01/01/2011 to 12/31/2011	$9.97588	$10.45070	470
01/01/2012 to 12/31/2012	$10.45070	$11.84713	1,972
01/01/2013 to 12/31/2013	$11.84713	$12.00823	2,024
01/01/2014 to 12/31/2014	$12.00823	$15.45011	1,836
01/01/2015 to 12/31/2015	$15.45011	$15.91989	2,747
01/01/2016 to 12/31/2016	$15.91989	$16.40008	2,635
01/01/2017 to 12/31/2017	$16.40008	$17.12535	2,255
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$8.44578	$7.73525	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99857	$9.68473	0
01/01/2014 to 12/31/2014	$9.68473	$10.00378	0
01/01/2015 to 12/31/2015	$10.00378	$9.82211	0
01/01/2016 to 12/31/2016	$9.82211	$10.09453	0
01/01/2017 to 04/28/2017	$10.09453	$10.30160	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10358	$7.50322	0
01/01/2009 to 12/31/2009	$7.50322	$8.93974	5,524
01/01/2010 to 12/31/2010	$8.93974	$9.95667	5,317
01/01/2011 to 12/31/2011	$9.95667	$9.54376	4,701
01/01/2012 to 12/31/2012	$9.54376	$10.65837	5,146
01/01/2013 to 12/31/2013	$10.65837	$12.48890	3,231
01/01/2014 to 12/31/2014	$12.48890	$12.97613	3,153
01/01/2015 to 10/16/2015	$12.97613	$12.93683	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.22519	$7.22737	179,253
01/01/2009 to 12/31/2009	$7.22737	$8.79712	241,871
01/01/2010 to 12/31/2010	$8.79712	$9.88773	247,345
01/01/2011 to 12/31/2011	$9.88773	$9.57167	219,031
01/01/2012 to 12/31/2012	$9.57167	$10.40722	208,997
01/01/2013 to 12/31/2013	$10.40722	$11.73797	191,915
01/01/2014 to 12/31/2014	$11.73797	$11.89971	177,210
01/01/2015 to 12/31/2015	$11.89971	$11.81091	163,750
01/01/2016 to 12/31/2016	$11.81091	$12.10197	157,454
01/01/2017 to 12/31/2017	$12.10197	$13.85359	148,135
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99858	$7.47065	7,730
01/01/2009 to 11/13/2009	$7.47065	$8.35030	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.74305	140,371
01/01/2013 to 12/31/2013	$10.74305	$13.14209	146,918
01/01/2014 to 12/31/2014	$13.14209	$13.32657	144,251
01/01/2015 to 10/16/2015	$13.32657	$12.76212	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99857	$10.81138	0
01/01/2014 to 12/31/2014	$10.81138	$10.89737	4,998
01/01/2015 to 10/16/2015	$10.89737	$10.39587	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17526	$6.11150	0
01/01/2009 to 12/31/2009	$6.11150	$8.11460	0
01/01/2010 to 12/31/2010	$8.11460	$9.58600	0
01/01/2011 to 12/31/2011	$9.58600	$8.94656	0
01/01/2012 to 12/31/2012	$8.94656	$11.14928	0
01/01/2013 to 12/31/2013	$11.14928	$11.43388	0
01/01/2014 to 12/31/2014	$11.43388	$12.80175	0
01/01/2015 to 12/31/2015	$12.80175	$12.57027	0
01/01/2016 to 12/31/2016	$12.57027	$12.46508	0
01/01/2017 to 12/31/2017	$12.46508	$13.58499	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.48125	$6.73972	5,299
01/01/2009 to 12/31/2009	$6.73972	$9.89579	6,378
01/01/2010 to 12/31/2010	$9.89579	$10.72625	3,409
01/01/2011 to 12/31/2011	$10.72625	$10.12478	2,741
01/01/2012 to 12/31/2012	$10.12478	$11.91711	4,229
01/01/2013 to 12/31/2013	$11.91711	$15.19533	4,857
01/01/2014 to 02/07/2014	$15.19533	$14.94763	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.39626	$6.64269	5,583
01/01/2009 to 12/31/2009	$6.64269	$7.78118	12,477
01/01/2010 to 12/31/2010	$7.78118	$8.63286	12,151
01/01/2011 to 12/31/2011	$8.63286	$8.01634	6,868
01/01/2012 to 12/31/2012	$8.01634	$9.42776	6,281
01/01/2013 to 12/31/2013	$9.42776	$12.37349	21,286
01/01/2014 to 12/31/2014	$12.37349	$13.75771	22,412
01/01/2015 to 12/31/2015	$13.75771	$12.89618	22,889
01/01/2016 to 12/31/2016	$12.89618	$14.13769	21,802
01/01/2017 to 12/31/2017	$14.13769	$15.24939	21,877
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.56909	$6.73180	6,242
01/01/2009 to 12/31/2009	$6.73180	$10.39351	4,065
01/01/2010 to 12/31/2010	$10.39351	$12.24001	4,433
01/01/2011 to 12/31/2011	$12.24001	$11.67165	3,430
01/01/2012 to 12/31/2012	$11.67165	$13.72046	5,798
01/01/2013 to 12/31/2013	$13.72046	$17.82536	5,597
01/01/2014 to 12/31/2014	$17.82536	$19.53827	7,338
01/01/2015 to 12/31/2015	$19.53827	$18.11048	9,245
01/01/2016 to 12/31/2016	$18.11048	$18.09234	8,939
01/01/2017 to 12/31/2017	$18.09234	$22.59920	8,527
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08926	$7.61215	41,374
01/01/2009 to 12/31/2009	$7.61215	$9.23061	100,308
01/01/2010 to 12/31/2010	$9.23061	$10.12402	106,820
01/01/2011 to 12/31/2011	$10.12402	$9.89972	99,903
01/01/2012 to 12/31/2012	$9.89972	$10.71473	107,626
01/01/2013 to 12/31/2013	$10.71473	$11.56473	108,322
01/01/2014 to 12/31/2014	$11.56473	$11.82516	107,579
01/01/2015 to 12/31/2015	$11.82516	$11.51605	100,645
01/01/2016 to 12/31/2016	$11.51605	$11.91324	94,936
01/01/2017 to 12/31/2017	$11.91324	$13.14709	70,810

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03346	$7.63699	0
01/01/2009 to 12/31/2009	$7.63699	$9.52067	1,582
01/01/2010 to 12/31/2010	$9.52067	$11.86158	2,472
01/01/2011 to 12/31/2011	$11.86158	$11.80975	2,405
01/01/2012 to 12/31/2012	$11.80975	$13.42742	4,771
01/01/2013 to 12/31/2013	$13.42742	$18.31854	4,532
01/01/2014 to 12/31/2014	$18.31854	$19.29943	6,520
01/01/2015 to 12/31/2015	$19.29943	$17.92539	6,985
01/01/2016 to 12/31/2016	$17.92539	$21.90098	5,708
01/01/2017 to 12/31/2017	$21.90098	$24.14873	6,177
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.51994	$10.59840	13,341
01/01/2009 to 12/31/2009	$10.59840	$10.44180	23,672
01/01/2010 to 12/31/2010	$10.44180	$10.26477	24,268
01/01/2011 to 12/31/2011	$10.26477	$10.09057	27,101
01/01/2012 to 12/31/2012	$10.09057	$9.91778	25,244
01/01/2013 to 12/31/2013	$9.91778	$9.74711	32,696
01/01/2014 to 12/31/2014	$9.74711	$9.57930	30,007
01/01/2015 to 12/31/2015	$9.57930	$9.41473	20,707
01/01/2016 to 12/31/2016	$9.41473	$9.25340	18,963
01/01/2017 to 12/31/2017	$9.25340	$9.12558	16,961
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.63742	$7.78400	709
01/01/2009 to 12/31/2009	$7.78400	$10.37011	7,853
01/01/2010 to 12/31/2010	$10.37011	$11.56763	6,755
01/01/2011 to 12/31/2011	$11.56763	$11.72970	5,559
01/01/2012 to 12/31/2012	$11.72970	$13.12705	5,498
01/01/2013 to 12/31/2013	$13.12705	$13.82773	5,372
01/01/2014 to 12/31/2014	$13.82773	$13.93758	5,179
01/01/2015 to 12/31/2015	$13.93758	$13.20972	2,853
01/01/2016 to 12/31/2016	$13.20972	$14.98190	2,610
01/01/2017 to 12/31/2017	$14.98190	$15.82500	2,737
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.49565	$6.03521	4,914
01/01/2009 to 12/31/2009	$6.03521	$7.08407	4,584
01/01/2010 to 12/31/2010	$7.08407	$7.87845	4,425
01/01/2011 to 12/31/2011	$7.87845	$7.41911	0
01/01/2012 to 12/31/2012	$7.41911	$8.52255	0
01/01/2013 to 12/31/2013	$8.52255	$11.71491	899
01/01/2014 to 12/31/2014	$11.71491	$13.09615	1,121
01/01/2015 to 12/31/2015	$13.09615	$11.86233	0
01/01/2016 to 12/31/2016	$11.86233	$13.97729	0
01/01/2017 to 12/31/2017	$13.97729	$16.37414	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.40345	$6.06655	937
01/01/2009 to 12/31/2009	$6.06655	$8.06631	926
01/01/2010 to 12/31/2010	$8.06631	$9.07693	924
01/01/2011 to 12/31/2011	$9.07693	$7.76802	923
01/01/2012 to 12/31/2012	$7.76802	$9.18910	1,551
01/01/2013 to 12/31/2013	$9.18910	$10.75208	5,965
01/01/2014 to 12/31/2014	$10.75208	$9.98329	6,634
01/01/2015 to 12/31/2015	$9.98329	$10.12041	5,005
01/01/2016 to 12/31/2016	$10.12041	$9.57095	5,055
01/01/2017 to 12/31/2017	$9.57095	$12.73918	4,198

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.57772	$6.92187	543
01/01/2009 to 12/31/2009	$6.92187	$8.87760	525
01/01/2010 to 12/31/2010	$8.87760	$9.69193	170
01/01/2011 to 12/31/2011	$9.69193	$8.33006	169
01/01/2012 to 12/31/2012	$8.33006	$9.55185	176
01/01/2013 to 12/31/2013	$9.55185	$11.21503	103
01/01/2014 to 12/31/2014	$11.21503	$10.28322	114
01/01/2015 to 12/31/2015	$10.28322	$10.18895	112
01/01/2016 to 12/31/2016	$10.18895	$10.07217	117
01/01/2017 to 12/31/2017	$10.07217	$12.15776	105
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99858	$10.72532	305,593
01/01/2009 to 12/31/2009	$10.72532	$11.73237	118,263
01/01/2010 to 12/31/2010	$11.73237	$12.77720	87,294
01/01/2011 to 12/31/2011	$12.77720	$14.12060	371,651
01/01/2012 to 12/31/2012	$14.12060	$15.18209	158,120
01/01/2013 to 12/31/2013	$15.18209	$14.44607	38,786
01/01/2014 to 12/31/2014	$14.44607	$15.15307	45,461
01/01/2015 to 12/31/2015	$15.15307	$15.06717	98,103
01/01/2016 to 12/31/2016	$15.06717	$15.43117	111,600
01/01/2017 to 12/31/2017	$15.43117	$15.82049	74,441
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11177	$7.13625	2,904
01/01/2009 to 12/31/2009	$7.13625	$8.88380	3,054
01/01/2010 to 12/31/2010	$8.88380	$9.93736	3,349
01/01/2011 to 12/31/2011	$9.93736	$9.71107	2,618
01/01/2012 to 12/31/2012	$9.71107	$10.84004	14,105
01/01/2013 to 12/31/2013	$10.84004	$12.38828	19,651
01/01/2014 to 12/31/2014	$12.38828	$12.95014	5,933
01/01/2015 to 12/31/2015	$12.95014	$12.59413	6,917
01/01/2016 to 12/31/2016	$12.59413	$13.02377	5,325
01/01/2017 to 12/31/2017	$13.02377	$14.97074	4,000
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$11.37690	$6.55421	4,608
01/01/2009 to 12/31/2009	$6.55421	$8.75281	12,553
01/01/2010 to 12/31/2010	$8.75281	$9.21909	8,811
01/01/2011 to 12/31/2011	$9.21909	$8.23160	6,958
01/01/2012 to 12/31/2012	$8.23160	$9.86225	8,978
01/01/2013 to 12/31/2013	$9.86225	$11.18153	9,177
01/01/2014 to 12/31/2014	$11.18153	$10.28971	8,234
01/01/2015 to 12/31/2015	$10.28971	$9.83010	8,066
01/01/2016 to 12/31/2016	$9.83010	$9.84804	6,526
01/01/2017 to 12/31/2017	$9.84804	$12.54724	8,224
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.55381	$8.54506	224,911
01/01/2009 to 12/31/2009	$8.54506	$10.24727	340,120
01/01/2010 to 12/31/2010	$10.24727	$10.80817	395,985
01/01/2011 to 12/31/2011	$10.80817	$10.64726	356,253
01/01/2012 to 12/31/2012	$10.64726	$11.58557	399,903
01/01/2013 to 12/31/2013	$11.58557	$12.64248	355,177
01/01/2014 to 12/31/2014	$12.64248	$13.10208	345,687
01/01/2015 to 12/31/2015	$13.10208	$12.85331	329,147
01/01/2016 to 12/31/2016	$12.85331	$13.11758	321,729
01/01/2017 to 12/31/2017	$13.11758	$14.45792	117,457

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08396	$10.28967	0
01/01/2010 to 12/31/2010	$10.28967	$11.25705	0
01/01/2011 to 12/31/2011	$11.25705	$11.13692	0
01/01/2012 to 12/31/2012	$11.13692	$12.60745	0
01/01/2013 to 12/31/2013	$12.60745	$16.91249	0
01/01/2014 to 12/31/2014	$16.91249	$18.20134	0
01/01/2015 to 12/31/2015	$18.20134	$19.79057	77
01/01/2016 to 12/31/2016	$19.79057	$19.16604	0
01/01/2017 to 12/31/2017	$19.16604	$25.58658	705
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.53918	$6.38917	6,023
01/01/2009 to 12/31/2009	$6.38917	$8.14798	5,625
01/01/2010 to 12/31/2010	$8.14798	$9.58964	5,074
01/01/2011 to 12/31/2011	$9.58964	$9.33879	4,654
01/01/2012 to 12/31/2012	$9.33879	$10.30371	5,667
01/01/2013 to 12/31/2013	$10.30371	$13.83409	3,842
01/01/2014 to 12/31/2014	$13.83409	$15.03587	10,381
01/01/2015 to 12/31/2015	$15.03587	$16.26566	13,198
01/01/2016 to 12/31/2016	$16.26566	$16.87788	12,687
01/01/2017 to 12/31/2017	$16.87788	$22.06074	13,169
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.92227	$8.23823	0
01/01/2009 to 12/31/2009	$8.23823	$10.89824	4,049
01/01/2010 to 12/31/2010	$10.89824	$12.14768	3,777
01/01/2011 to 12/31/2011	$12.14768	$13.15337	3,454
01/01/2012 to 12/31/2012	$13.15337	$13.69343	3,430
01/01/2013 to 12/31/2013	$13.69343	$13.18866	6,992
01/01/2014 to 12/31/2014	$13.18866	$13.78995	6,912
01/01/2015 to 12/31/2015	$13.78995	$13.47363	6,614
01/01/2016 to 12/31/2016	$13.47363	$13.58691	6,489
01/01/2017 to 12/31/2017	$13.58691	$13.80151	6,525
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$11.93449	$7.74226	0
01/01/2009 to 12/31/2009	$7.74226	$10.00657	1,464
01/01/2010 to 12/31/2010	$10.00657	$11.01926	2,575
01/01/2011 to 12/31/2011	$11.01926	$10.49074	1,566
01/01/2012 to 12/31/2012	$10.49074	$12.68948	2,928
01/01/2013 to 12/31/2013	$12.68948	$15.91756	6,288
01/01/2014 to 12/31/2014	$15.91756	$16.21177	6,694
01/01/2015 to 12/31/2015	$16.21177	$15.69952	6,577
01/01/2016 to 12/31/2016	$15.69952	$16.52739	6,188
01/01/2017 to 12/31/2017	$16.52739	$20.11644	5,588
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$11.74189	$7.35047	0
01/01/2009 to 12/31/2009	$7.35047	$8.97986	3,172
01/01/2010 to 12/31/2010	$8.97986	$9.95374	5,925
01/01/2011 to 12/31/2011	$9.95374	$9.72471	4,461
01/01/2012 to 12/31/2012	$9.72471	$11.19006	5,736
01/01/2013 to 12/31/2013	$11.19006	$15.03451	7,368
01/01/2014 to 12/31/2014	$15.03451	$16.06290	6,558
01/01/2015 to 12/31/2015	$16.06290	$16.92789	4,385
01/01/2016 to 12/31/2016	$16.92789	$16.95539	3,967
01/01/2017 to 12/31/2017	$16.95539	$21.78192	3,444

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99858	$10.19406	0
01/01/2013 to 12/31/2013	$10.19406	$13.47564	0
01/01/2014 to 12/31/2014	$13.47564	$14.59708	0
01/01/2015 to 12/31/2015	$14.59708	$14.24224	2,243
01/01/2016 to 12/31/2016	$14.24224	$15.87985	1,267
01/01/2017 to 12/31/2017	$15.87985	$18.31372	3,401
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02848	$10.06951	0
01/01/2012 to 12/31/2012	$10.06951	$10.37829	0
01/01/2013 to 12/31/2013	$10.37829	$9.91079	0
01/01/2014 to 12/31/2014	$9.91079	$10.24201	0
01/01/2015 to 10/16/2015	$10.24201	$10.20870	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.24905	$6.83966	1,261
01/01/2009 to 12/31/2009	$6.83966	$8.72450	2,766
01/01/2010 to 12/31/2010	$8.72450	$11.03351	3,202
01/01/2011 to 12/31/2011	$11.03351	$11.02690	2,955
01/01/2012 to 12/31/2012	$11.02690	$12.17892	3,440
01/01/2013 to 12/31/2013	$12.17892	$15.87285	2,597
01/01/2014 to 12/31/2014	$15.87285	$16.83844	2,425
01/01/2015 to 10/16/2015	$16.83844	$17.25715	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.01865	$6.22235	209
01/01/2009 to 12/31/2009	$6.22235	$7.49518	2,076
01/01/2010 to 12/31/2010	$7.49518	$8.85927	2,872
01/01/2011 to 04/29/2011	$8.85927	$9.93478	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.29756	$5.84357	2,692
01/01/2009 to 12/31/2009	$5.84357	$8.07728	5,882
01/01/2010 to 12/31/2010	$8.07728	$9.79886	5,031
01/01/2011 to 12/31/2011	$9.79886	$9.39128	3,529
01/01/2012 to 12/31/2012	$9.39128	$10.81040	5,606
01/01/2013 to 12/31/2013	$10.81040	$15.08767	8,181
01/01/2014 to 12/31/2014	$15.08767	$16.94131	7,634
01/01/2015 to 12/31/2015	$16.94131	$15.71136	10,095
01/01/2016 to 12/31/2016	$15.71136	$18.25670	10,679
01/01/2017 to 12/31/2017	$18.25670	$20.41774	9,685
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99858	$10.31874	8,557
01/01/2013 to 12/31/2013	$10.31874	$12.05951	7,947
01/01/2014 to 12/31/2014	$12.05951	$12.46114	7,536
01/01/2015 to 12/31/2015	$12.46114	$12.09476	5,169
01/01/2016 to 12/31/2016	$12.09476	$12.40090	4,850
01/01/2017 to 12/31/2017	$12.40090	$14.19830	3,335
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10132	$5.57216	0
01/01/2009 to 12/31/2009	$5.57216	$9.11891	5,826
01/01/2010 to 12/31/2010	$9.11891	$10.95795	8,612
01/01/2011 to 12/31/2011	$10.95795	$8.58654	7,077
01/01/2012 to 12/31/2012	$8.58654	$9.95162	10,682
01/01/2013 to 12/31/2013	$9.95162	$9.80229	12,255
01/01/2014 to 12/31/2014	$9.80229	$9.18246	11,656
01/01/2015 to 12/31/2015	$9.18246	$7.51497	8,820
01/01/2016 to 12/31/2016	$7.51497	$8.29895	6,077
01/01/2017 to 12/31/2017	$8.29895	$10.30803	5,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.12416	$8.80243	165,915
01/01/2009 to 12/31/2009	$8.80243	$10.38444	312,015
01/01/2010 to 12/31/2010	$10.38444	$11.28481	302,437
01/01/2011 to 12/31/2011	$11.28481	$11.20146	269,971
01/01/2012 to 12/31/2012	$11.20146	$12.15069	310,299
01/01/2013 to 12/31/2013	$12.15069	$13.04183	302,498
01/01/2014 to 12/31/2014	$13.04183	$13.55778	212,876
01/01/2015 to 12/31/2015	$13.55778	$13.34368	171,452
01/01/2016 to 12/31/2016	$13.34368	$13.83928	163,745
01/01/2017 to 12/31/2017	$13.83928	$14.97981	155,509
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01849	$10.06939	0
01/01/2012 to 12/31/2012	$10.06939	$10.59962	0
01/01/2013 to 12/31/2013	$10.59962	$10.17640	0
01/01/2014 to 12/31/2014	$10.17640	$10.60757	0
01/01/2015 to 12/31/2015	$10.60757	$10.39714	0
01/01/2016 to 12/31/2016	$10.39714	$10.64882	3,840
01/01/2017 to 12/31/2017	$10.64882	$11.05970	0
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.27901	$6.57207	168,928
01/01/2009 to 12/31/2009	$6.57207	$8.13678	256,354
01/01/2010 to 12/31/2010	$8.13678	$9.51787	292,307
01/01/2011 to 12/31/2011	$9.51787	$8.77313	236,537
01/01/2012 to 12/31/2012	$8.77313	$9.73603	256,448
01/01/2013 to 12/31/2013	$9.73603	$11.19768	265,513
01/01/2014 to 12/31/2014	$11.19768	$12.01729	255,450
01/01/2015 to 12/31/2015	$12.01729	$11.73825	348,026
01/01/2016 to 12/31/2016	$11.73825	$12.70141	326,399
01/01/2017 to 12/31/2017	$12.70141	$14.49297	319,224
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99857	$11.67121	0
01/01/2014 to 12/31/2014	$11.67121	$13.21876	0
01/01/2015 to 12/31/2015	$13.21876	$13.19191	0
01/01/2016 to 12/31/2016	$13.19191	$14.37307	0
01/01/2017 to 12/31/2017	$14.37307	$17.15122	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$10.76050	$6.48081	616
01/01/2009 to 12/31/2009	$6.48081	$7.75928	1,147
01/01/2010 to 12/31/2010	$7.75928	$8.77355	1,278
01/01/2011 to 12/31/2011	$8.77355	$8.92102	787
01/01/2012 to 12/31/2012	$8.92102	$10.41605	2,044
01/01/2013 to 12/31/2013	$10.41605	$13.55651	5,189
01/01/2014 to 12/31/2014	$13.55651	$15.61679	4,974
01/01/2015 to 12/31/2015	$15.61679	$15.82080	7,706
01/01/2016 to 12/31/2016	$15.82080	$17.85767	6,189
01/01/2017 to 12/31/2017	$17.85767	$21.45662	5,844
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99857	$8.89568	0
01/01/2012 to 12/31/2012	$8.89568	$9.89278	0
01/01/2013 to 12/31/2013	$9.89278	$11.90029	0
01/01/2014 to 12/31/2014	$11.90029	$12.45586	0
01/01/2015 to 12/31/2015	$12.45586	$12.26001	0
01/01/2016 to 12/31/2016	$12.26001	$12.81147	0
01/01/2017 to 12/31/2017	$12.81147	$14.88217	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08108	$7.34315	10,314
01/01/2009 to 12/31/2009	$7.34315	$8.90471	48,728
01/01/2010 to 12/31/2010	$8.90471	$9.79462	48,886
01/01/2011 to 12/31/2011	$9.79462	$9.45152	42,529
01/01/2012 to 12/31/2012	$9.45152	$10.24388	19,962
01/01/2013 to 12/31/2013	$10.24388	$11.32005	17,848
01/01/2014 to 12/31/2014	$11.32005	$11.69718	19,342
01/01/2015 to 12/31/2015	$11.69718	$11.47690	19,690
01/01/2016 to 12/31/2016	$11.47690	$11.82304	14,593
01/01/2017 to 12/31/2017	$11.82304	$13.50637	11,211
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09925	$6.69446	50,953
01/01/2009 to 12/31/2009	$6.69446	$8.34595	77,171
01/01/2010 to 12/31/2010	$8.34595	$9.37899	79,316
01/01/2011 to 12/31/2011	$9.37899	$8.99772	53,447
01/01/2012 to 12/31/2012	$8.99772	$10.24908	65,064
01/01/2013 to 12/31/2013	$10.24908	$11.89196	80,677
01/01/2014 to 12/31/2014	$11.89196	$12.32226	76,057
01/01/2015 to 12/31/2015	$12.32226	$12.04457	93,617
01/01/2016 to 12/31/2016	$12.04457	$12.64488	87,290
01/01/2017 to 04/28/2017	$12.64488	$13.15033	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.31065	$7.75997	28,016
01/01/2009 to 12/31/2009	$7.75997	$9.71715	42,143
01/01/2010 to 12/31/2010	$9.71715	$10.67818	43,829
01/01/2011 to 12/31/2011	$10.67818	$10.13994	35,786
01/01/2012 to 12/31/2012	$10.13994	$11.07516	36,894
01/01/2013 to 12/31/2013	$11.07516	$12.45205	37,273
01/01/2014 to 12/31/2014	$12.45205	$12.60941	36,441
01/01/2015 to 10/16/2015	$12.60941	$12.25766	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.86864	$5.97180	367
01/01/2009 to 12/31/2009	$5.97180	$7.78612	832
01/01/2010 to 12/31/2010	$7.78612	$10.14271	360
01/01/2011 to 12/31/2011	$10.14271	$8.66144	1,496
01/01/2012 to 12/31/2012	$8.66144	$10.22095	3,729
01/01/2013 to 12/31/2013	$10.22095	$14.14486	3,384
01/01/2014 to 12/31/2014	$14.14486	$14.58836	3,543
01/01/2015 to 12/31/2015	$14.58836	$14.52882	2,628
01/01/2016 to 12/31/2016	$14.52882	$15.37883	2,627
01/01/2017 to 12/31/2017	$15.37883	$19.30039	2,215
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.43378	$6.66531	0
01/01/2009 to 12/31/2009	$6.66531	$8.77180	100
01/01/2010 to 12/31/2010	$8.77180	$11.76047	80
01/01/2011 to 12/31/2011	$11.76047	$11.44523	256
01/01/2012 to 12/31/2012	$11.44523	$12.61772	1,289
01/01/2013 to 12/31/2013	$12.61772	$16.76255	1,051
01/01/2014 to 12/31/2014	$16.76255	$17.10340	1,600
01/01/2015 to 12/31/2015	$17.10340	$16.94132	1,953
01/01/2016 to 12/31/2016	$16.94132	$18.66136	1,206
01/01/2017 to 12/31/2017	$18.66136	$22.72769	877

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.70078	$6.70059	2,949
01/01/2009 to 12/31/2009	$6.70059	$8.36348	3,405
01/01/2010 to 12/31/2010	$8.36348	$10.35634	1,232
01/01/2011 to 12/31/2011	$10.35634	$9.57011	1,072
01/01/2012 to 12/31/2012	$9.57011	$11.11346	2,176
01/01/2013 to 12/31/2013	$11.11346	$15.00753	1,836
01/01/2014 to 12/31/2014	$15.00753	$15.52649	2,089
01/01/2015 to 12/31/2015	$15.52649	$14.60174	1,474
01/01/2016 to 12/31/2016	$14.60174	$18.54211	1,185
01/01/2017 to 12/31/2017	$18.54211	$19.56296	1,072
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.10168	$8.07989	169,999
01/01/2009 to 12/31/2009	$8.07989	$9.85774	381,971
01/01/2010 to 12/31/2010	$9.85774	$10.80580	453,599
01/01/2011 to 12/31/2011	$10.80580	$10.83087	454,470
01/01/2012 to 12/31/2012	$10.83087	$12.08098	475,737
01/01/2013 to 12/31/2013	$12.08098	$13.87192	473,678
01/01/2014 to 12/31/2014	$13.87192	$14.43485	323,407
01/01/2015 to 12/31/2015	$14.43485	$14.19252	271,682
01/01/2016 to 12/31/2016	$14.19252	$15.00123	254,784
01/01/2017 to 12/31/2017	$15.00123	$17.01553	244,948
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$10.48707	$5.98961	4,814
01/01/2009 to 12/31/2009	$5.98961	$7.28736	6,506
01/01/2010 to 12/31/2010	$7.28736	$8.11059	3,203
01/01/2011 to 12/31/2011	$8.11059	$7.84060	2,363
01/01/2012 to 12/31/2012	$7.84060	$9.03488	5,203
01/01/2013 to 12/31/2013	$9.03488	$11.51542	4,862
01/01/2014 to 12/31/2014	$11.51542	$12.16249	4,690
01/01/2015 to 10/16/2015	$12.16249	$11.26960	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.12804	$6.49978	821
01/01/2009 to 12/31/2009	$6.49978	$9.79749	2,681
01/01/2010 to 12/31/2010	$9.79749	$11.15143	2,027
01/01/2011 to 12/31/2011	$11.15143	$10.77407	2,506
01/01/2012 to 12/31/2012	$10.77407	$12.45032	2,870
01/01/2013 to 12/31/2013	$12.45032	$17.62352	3,271
01/01/2014 to 12/31/2014	$17.62352	$18.76579	5,759
01/01/2015 to 12/31/2015	$18.76579	$20.21049	8,543
01/01/2016 to 12/31/2016	$20.21049	$20.39960	8,629
01/01/2017 to 12/31/2017	$20.39960	$27.64567	6,918
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$10.95037	$6.74756	6,172
01/01/2009 to 12/31/2009	$6.74756	$7.84238	1,223
01/01/2010 to 12/31/2010	$7.84238	$8.66644	330
01/01/2011 to 12/31/2011	$8.66644	$8.47561	539
01/01/2012 to 12/31/2012	$8.47561	$9.44585	2,305
01/01/2013 to 12/31/2013	$9.44585	$12.49812	970
01/01/2014 to 12/31/2014	$12.49812	$12.47455	532
01/01/2015 to 12/31/2015	$12.47455	$11.51662	543
01/01/2016 to 12/31/2016	$11.51662	$12.01259	538
01/01/2017 to 12/31/2017	$12.01259	$13.76081	522

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$13.56505	$6.66754	1,029
01/01/2009 to 12/31/2009	$6.66754	$9.78660	6,126
01/01/2010 to 12/31/2010	$9.78660	$11.58555	6,341
01/01/2011 to 12/31/2011	$11.58555	$9.68778	5,820
01/01/2012 to 12/31/2012	$9.68778	$9.86519	6,642
01/01/2013 to 12/31/2013	$9.86519	$11.18669	4,507
01/01/2014 to 12/31/2014	$11.18669	$10.07509	4,750
01/01/2015 to 12/31/2015	$10.07509	$7.99533	5,916
01/01/2016 to 12/31/2016	$7.99533	$9.79237	5,223
01/01/2017 to 12/31/2017	$9.79237	$10.61628	5,239
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$11.09132	$10.63511	1,001
01/01/2009 to 12/31/2009	$10.63511	$11.71854	755
01/01/2010 to 12/31/2010	$11.71854	$12.17856	1,010
01/01/2011 to 12/31/2011	$12.17856	$12.46302	1,898
01/01/2012 to 12/31/2012	$12.46302	$12.88847	1,850
01/01/2013 to 12/31/2013	$12.88847	$12.19127	42
01/01/2014 to 12/31/2014	$12.19127	$12.04827	0
01/01/2015 to 12/31/2015	$12.04827	$11.29433	4,982
01/01/2016 to 12/31/2016	$11.29433	$11.58421	4,045
01/01/2017 to 12/31/2017	$11.58421	$11.61784	4,357
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.50138	$6.38584	0
01/01/2009 to 12/31/2009	$6.38584	$8.71638	415
01/01/2010 to 12/31/2010	$8.71638	$10.58897	0
01/01/2011 to 12/31/2011	$10.58897	$10.04800	203
01/01/2012 to 12/31/2012	$10.04800	$11.69310	1,788
01/01/2013 to 12/31/2013	$11.69310	$15.21723	1,433
01/01/2014 to 12/31/2014	$15.21723	$17.19427	2,000
01/01/2015 to 12/31/2015	$17.19427	$15.78177	908
01/01/2016 to 12/31/2016	$15.78177	$17.68172	817
01/01/2017 to 12/31/2017	$17.68172	$20.59868	203
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.46345	$6.49753	13,782
01/01/2009 to 12/31/2009	$6.49753	$8.20138	22,545
01/01/2010 to 12/31/2010	$8.20138	$9.24013	22,005
01/01/2011 to 12/31/2011	$9.24013	$8.76758	31,225
01/01/2012 to 12/31/2012	$8.76758	$9.56505	29,836
01/01/2013 to 12/31/2013	$9.56505	$11.32796	28,116
01/01/2014 to 12/31/2014	$11.32796	$11.74589	22,277
01/01/2015 to 12/31/2015	$11.74589	$11.47075	21,228
01/01/2016 to 12/31/2016	$11.47075	$12.00946	19,639
01/01/2017 to 12/31/2017	$12.00946	$13.40788	17,400
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97857	$9.29580	1,988
01/01/2009 to 12/31/2009	$9.29580	$10.19841	6,374
01/01/2010 to 12/31/2010	$10.19841	$10.80459	5,721
01/01/2011 to 12/31/2011	$10.80459	$11.25875	4,444
01/01/2012 to 12/31/2012	$11.25875	$11.93381	9,199
01/01/2013 to 12/31/2013	$11.93381	$11.55346	13,466
01/01/2014 to 12/31/2014	$11.55346	$12.17197	18,213
01/01/2015 to 12/31/2015	$12.17197	$12.11056	15,891
01/01/2016 to 12/31/2016	$12.11056	$12.51563	15,263
01/01/2017 to 12/31/2017	$12.51563	$13.07684	13,109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07809	$6.63967	50,618
01/01/2009 to 12/31/2009	$6.63967	$8.48729	188,039
01/01/2010 to 12/31/2010	$8.48729	$9.19556	216,286
01/01/2011 to 12/31/2011	$9.19556	$8.88658	156,948
01/01/2012 to 09/21/2012	$8.88658	$9.95078	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08897	$7.66740	0
01/01/2009 to 12/31/2009	$7.66740	$9.16075	0
01/01/2010 to 12/31/2010	$9.16075	$10.56629	0
01/01/2011 to 12/31/2011	$10.56629	$11.10620	0
01/01/2012 to 12/31/2012	$11.10620	$12.10003	0
01/01/2013 to 12/31/2013	$12.10003	$15.27540	0
01/01/2014 to 12/31/2014	$15.27540	$16.54812	0
01/01/2015 to 12/31/2015	$16.54812	$16.94057	0
01/01/2016 to 12/31/2016	$16.94057	$17.23996	0
01/01/2017 to 12/31/2017	$17.23996	$19.49520	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26798	$7.03865	0
01/01/2009 to 12/31/2009	$7.03865	$9.04847	0
01/01/2010 to 12/31/2010	$9.04847	$10.79503	0
01/01/2011 to 12/31/2011	$10.79503	$11.19316	0
01/01/2012 to 12/31/2012	$11.19316	$13.43131	0
01/01/2013 to 12/31/2013	$13.43131	$18.46334	0
01/01/2014 to 12/31/2014	$18.46334	$20.40697	0
01/01/2015 to 12/31/2015	$20.40697	$20.99646	0
01/01/2016 to 12/31/2016	$20.99646	$21.49991	0
01/01/2017 to 12/31/2017	$21.49991	$25.01242	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38568	$5.26922	0
01/01/2009 to 12/31/2009	$5.26922	$5.95576	0
01/01/2010 to 12/31/2010	$5.95576	$6.49311	0
01/01/2011 to 12/31/2011	$6.49311	$5.49890	0
01/01/2012 to 12/31/2012	$5.49890	$6.74064	0
01/01/2013 to 12/31/2013	$6.74064	$8.74973	0
01/01/2014 to 12/31/2014	$8.74973	$9.71002	0
01/01/2015 to 12/31/2015	$9.71002	$9.40030	0
01/01/2016 to 12/31/2016	$9.40030	$10.65440	0
01/01/2017 to 12/31/2017	$10.65440	$12.37648	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15190	$8.33164	0
01/01/2009 to 12/31/2009	$8.33164	$9.78962	0
01/01/2010 to 12/31/2010	$9.78962	$9.89495	0
01/01/2011 to 12/31/2011	$9.89495	$10.70857	0
01/01/2012 to 12/31/2012	$10.70857	$12.35577	0
01/01/2013 to 12/31/2013	$12.35577	$16.97125	0
01/01/2014 to 12/31/2014	$16.97125	$20.63234	0
01/01/2015 to 12/31/2015	$20.63234	$21.29607	0
01/01/2016 to 12/31/2016	$21.29607	$20.08239	0
01/01/2017 to 12/31/2017	$20.08239	$23.86661	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16541	$6.09361	0
01/01/2009 to 12/31/2009	$6.09361	$7.43189	0
01/01/2010 to 12/31/2010	$7.43189	$9.03877	0
01/01/2011 to 12/31/2011	$9.03877	$8.72496	0
01/01/2012 to 12/31/2012	$8.72496	$9.92947	0
01/01/2013 to 12/31/2013	$9.92947	$13.48547	0
01/01/2014 to 12/31/2014	$13.48547	$13.99274	0
01/01/2015 to 12/31/2015	$13.99274	$13.28166	0
01/01/2016 to 12/31/2016	$13.28166	$15.34426	0
01/01/2017 to 12/31/2017	$15.34426	$18.45893	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11064	$6.71288	0
01/01/2009 to 12/31/2009	$6.71288	$8.55914	0
01/01/2010 to 12/31/2010	$8.55914	$9.52092	0
01/01/2011 to 12/31/2011	$9.52092	$9.65031	0
01/01/2012 to 12/31/2012	$9.65031	$10.69021	0
01/01/2013 to 12/31/2013	$10.69021	$13.72827	0
01/01/2014 to 12/31/2014	$13.72827	$15.23632	0
01/01/2015 to 12/31/2015	$15.23632	$15.53688	0
01/01/2016 to 12/31/2016	$15.53688	$16.03613	0
01/01/2017 to 12/31/2017	$16.03613	$19.74741	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24142	$6.26824	0
01/01/2009 to 12/31/2009	$6.26824	$7.35964	0
01/01/2010 to 12/31/2010	$7.35964	$8.16578	0
01/01/2011 to 12/31/2011	$8.16578	$7.92286	0
01/01/2012 to 12/31/2012	$7.92286	$8.98707	0
01/01/2013 to 12/31/2013	$8.98707	$11.47276	0
01/01/2014 to 12/31/2014	$11.47276	$12.45644	0
01/01/2015 to 12/31/2015	$12.45644	$11.66249	0
01/01/2016 to 12/31/2016	$11.66249	$13.23109	0
01/01/2017 to 12/31/2017	$13.23109	$14.75114	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07241	$6.19635	0
01/01/2009 to 12/31/2009	$6.19635	$8.42323	0
01/01/2010 to 12/31/2010	$8.42323	$10.63105	0
01/01/2011 to 12/31/2011	$10.63105	$10.14625	0
01/01/2012 to 12/31/2012	$10.14625	$11.50518	0
01/01/2013 to 12/31/2013	$11.50518	$14.75887	0
01/01/2014 to 12/31/2014	$14.75887	$15.35960	0
01/01/2015 to 12/31/2015	$15.35960	$15.13820	0
01/01/2016 to 12/31/2016	$15.13820	$16.79419	0
01/01/2017 to 12/31/2017	$16.79419	$19.52776	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18839	$6.46059	0
01/01/2009 to 12/31/2009	$6.46059	$8.30972	0
01/01/2010 to 12/31/2010	$8.30972	$9.83711	0
01/01/2011 to 12/31/2011	$9.83711	$9.28873	0
01/01/2012 to 12/31/2012	$9.28873	$10.64081	0
01/01/2013 to 12/31/2013	$10.64081	$13.82099	0
01/01/2014 to 12/31/2014	$13.82099	$14.96681	0
01/01/2015 to 12/31/2015	$14.96681	$13.49954	0
01/01/2016 to 12/31/2016	$13.49954	$16.49745	0
01/01/2017 to 12/31/2017	$16.49745	$17.93458	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25889	$5.51517	0
01/01/2009 to 12/31/2009	$5.51517	$6.93246	0
01/01/2010 to 12/31/2010	$6.93246	$8.49560	0
01/01/2011 to 12/31/2011	$8.49560	$8.74636	0
01/01/2012 to 12/31/2012	$8.74636	$10.07171	0
01/01/2013 to 12/31/2013	$10.07171	$9.90758	0
01/01/2014 to 12/31/2014	$9.90758	$12.17321	0
01/01/2015 to 12/31/2015	$12.17321	$12.00261	0
01/01/2016 to 12/31/2016	$12.00261	$12.47199	0
01/01/2017 to 12/31/2017	$12.47199	$13.24476	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11354	$6.80592	0
01/01/2009 to 12/31/2009	$6.80592	$8.43928	0
01/01/2010 to 12/31/2010	$8.43928	$10.42789	0
01/01/2011 to 12/31/2011	$10.42789	$10.38015	0
01/01/2012 to 12/31/2012	$10.38015	$11.47463	0
01/01/2013 to 12/31/2013	$11.47463	$15.83628	0
01/01/2014 to 12/31/2014	$15.83628	$15.90207	0
01/01/2015 to 12/31/2015	$15.90207	$15.81181	0
01/01/2016 to 12/31/2016	$15.81181	$18.68506	0
01/01/2017 to 12/31/2017	$18.68506	$20.74625	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22853	$7.17514	0
01/01/2009 to 12/31/2009	$7.17514	$8.49036	0
01/01/2010 to 12/31/2010	$8.49036	$10.18870	0
01/01/2011 to 12/31/2011	$10.18870	$9.60286	0
01/01/2012 to 12/31/2012	$9.60286	$10.96210	0
01/01/2013 to 12/31/2013	$10.96210	$14.83256	0
01/01/2014 to 12/31/2014	$14.83256	$15.42487	0
01/01/2015 to 12/31/2015	$15.42487	$13.90456	0
01/01/2016 to 12/31/2016	$13.90456	$17.59859	0
01/01/2017 to 12/31/2017	$17.59859	$18.97644	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27811	$7.26466	0
01/01/2009 to 12/31/2009	$7.26466	$7.66228	0
01/01/2010 to 12/31/2010	$7.66228	$8.71192	0
01/01/2011 to 12/31/2011	$8.71192	$8.72229	0
01/01/2012 to 12/31/2012	$8.72229	$9.98789	0
01/01/2013 to 12/31/2013	$9.98789	$11.00083	0
01/01/2014 to 12/31/2014	$11.00083	$10.87277	0
01/01/2015 to 12/31/2015	$10.87277	$10.84842	0
01/01/2016 to 12/31/2016	$10.84842	$12.97151	0
01/01/2017 to 12/31/2017	$12.97151	$12.47828	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09856	$7.21133	0
01/01/2009 to 12/31/2009	$7.21133	$7.84816	0
01/01/2010 to 12/31/2010	$7.84816	$8.17220	0
01/01/2011 to 12/31/2011	$8.17220	$9.43829	0
01/01/2012 to 12/31/2012	$9.43829	$9.28874	0
01/01/2013 to 12/31/2013	$9.28874	$10.34438	0
01/01/2014 to 12/31/2014	$10.34438	$12.79810	0
01/01/2015 to 12/31/2015	$12.79810	$11.77262	0
01/01/2016 to 12/31/2016	$11.77262	$13.31509	0
01/01/2017 to 12/31/2017	$13.31509	$14.47904	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.10395	$7.16664	0
01/01/2009 to 12/31/2009	$7.16664	$8.75036	0
01/01/2010 to 12/31/2010	$8.75036	$9.61939	0
01/01/2011 to 12/31/2011	$9.61939	$9.19378	0
01/01/2012 to 12/31/2012	$9.19378	$10.16082	0
01/01/2013 to 12/31/2013	$10.16082	$10.97131	0
01/01/2014 to 12/31/2014	$10.97131	$11.18347	0
01/01/2015 to 12/31/2015	$11.18347	$10.62680	0
01/01/2016 to 12/31/2016	$10.62680	$11.09532	0
01/01/2017 to 12/31/2017	$11.09532	$12.26534	0
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.08802	$7.27132	0
01/01/2009 to 12/31/2009	$7.27132	$9.00981	0
01/01/2010 to 12/31/2010	$9.00981	$10.05863	0
01/01/2011 to 12/31/2011	$10.05863	$9.88727	0
01/01/2012 to 12/31/2012	$9.88727	$11.03232	0
01/01/2013 to 12/31/2013	$11.03232	$12.62536	0
01/01/2014 to 12/31/2014	$12.62536	$13.15313	0
01/01/2015 to 12/31/2015	$13.15313	$13.01786	0
01/01/2016 to 12/31/2016	$13.01786	$13.69018	0
01/01/2017 to 12/31/2017	$13.69018	$15.71740	0
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.14765	$7.01177	0
01/01/2009 to 12/31/2009	$7.01177	$8.10814	0
01/01/2010 to 12/31/2010	$8.10814	$9.06318	0
01/01/2011 to 12/31/2011	$9.06318	$9.21655	0
01/01/2012 to 05/04/2012	$9.21655	$10.00846	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.62386	0
01/01/2014 to 12/31/2014	$11.62386	$12.91578	0
01/01/2015 to 12/31/2015	$12.91578	$12.90015	0
01/01/2016 to 12/31/2016	$12.90015	$14.02200	0
01/01/2017 to 12/31/2017	$14.02200	$16.81558	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.08599	$7.38927	0
01/01/2009 to 12/31/2009	$7.38927	$8.94528	0
01/01/2010 to 12/31/2010	$8.94528	$9.86436	0
01/01/2011 to 12/31/2011	$9.86436	$9.56771	0
01/01/2012 to 12/31/2012	$9.56771	$10.56555	0
01/01/2013 to 12/31/2013	$10.56555	$12.20435	0
01/01/2014 to 12/31/2014	$12.20435	$12.76411	0
01/01/2015 to 12/31/2015	$12.76411	$12.59187	0
01/01/2016 to 12/31/2016	$12.59187	$13.14232	0
01/01/2017 to 12/31/2017	$13.14232	$14.82764	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99849	$9.15655	0
01/01/2012 to 12/31/2012	$9.15655	$10.05939	0
01/01/2013 to 12/31/2013	$10.05939	$10.94863	0
01/01/2014 to 12/31/2014	$10.94863	$11.27593	0
01/01/2015 to 12/31/2015	$11.27593	$10.73889	0
01/01/2016 to 12/31/2016	$10.73889	$11.27810	0
01/01/2017 to 12/31/2017	$11.27810	$12.47036	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99849	$10.48806	0
01/01/2014 to 12/31/2014	$10.48806	$10.66601	0
01/01/2015 to 12/31/2015	$10.66601	$10.50080	0
01/01/2016 to 12/31/2016	$10.50080	$10.96497	0
01/01/2017 to 04/28/2017	$10.96497	$11.34912	0
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$10.00706	$9.66787	0
01/01/2009 to 12/31/2009	$9.66787	$10.46317	0
01/01/2010 to 12/31/2010	$10.46317	$10.67366	0
01/01/2011 to 12/31/2011	$10.67366	$10.71554	0
01/01/2012 to 12/31/2012	$10.71554	$11.01459	0
01/01/2013 to 12/31/2013	$11.01459	$10.57949	0
01/01/2014 to 12/31/2014	$10.57949	$10.37734	0
01/01/2015 to 12/31/2015	$10.37734	$10.23801	0
01/01/2016 to 12/31/2016	$10.23801	$10.21746	0
01/01/2017 to 12/31/2017	$10.21746	$10.20367	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$10.01461	$9.36846	0
01/01/2009 to 12/31/2009	$9.36846	$10.71847	0
01/01/2010 to 12/31/2010	$10.71847	$11.33604	0
01/01/2011 to 12/31/2011	$11.33604	$11.48422	0
01/01/2012 to 12/31/2012	$11.48422	$12.32649	0
01/01/2013 to 12/31/2013	$12.32649	$11.88023	0
01/01/2014 to 12/31/2014	$11.88023	$12.15803	0
01/01/2015 to 12/31/2015	$12.15803	$11.68555	0
01/01/2016 to 12/31/2016	$11.68555	$11.95877	0
01/01/2017 to 12/31/2017	$11.95877	$12.25420	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99900	$9.37653	0
01/01/2010 to 12/31/2010	$9.37653	$10.17996	0
01/01/2011 to 12/31/2011	$10.17996	$10.95882	0
01/01/2012 to 12/31/2012	$10.95882	$11.20758	0
01/01/2013 to 12/31/2013	$11.20758	$10.92828	0
01/01/2014 to 12/31/2014	$10.92828	$10.77922	0
01/01/2015 to 12/31/2015	$10.77922	$10.55918	0
01/01/2016 to 12/31/2016	$10.55918	$10.41554	0
01/01/2017 to 01/03/2017	$10.41554	$10.41058	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99850	$12.03290	0
01/01/2009 to 12/31/2009	$12.03290	$11.09949	0
01/01/2010 to 12/31/2010	$11.09949	$12.11684	0
01/01/2011 to 12/31/2011	$12.11684	$13.51263	0
01/01/2012 to 12/31/2012	$13.51263	$14.02521	0
01/01/2013 to 12/31/2013	$14.02521	$13.33768	0
01/01/2014 to 12/31/2014	$13.33768	$13.44398	0
01/01/2015 to 12/31/2015	$13.44398	$13.30668	0
01/01/2016 to 12/31/2016	$13.30668	$13.27577	0
01/01/2017 to 12/31/2017	$13.27577	$13.12806	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99850	$12.10174	0
01/01/2009 to 12/31/2009	$12.10174	$10.96689	0
01/01/2010 to 12/31/2010	$10.96689	$11.99103	0
01/01/2011 to 12/31/2011	$11.99103	$13.65410	0
01/01/2012 to 12/31/2012	$13.65410	$14.19109	0
01/01/2013 to 12/31/2013	$14.19109	$13.26017	0
01/01/2014 to 12/31/2014	$13.26017	$13.57445	0
01/01/2015 to 12/31/2015	$13.57445	$13.47057	0
01/01/2016 to 12/31/2016	$13.47057	$13.41760	0
01/01/2017 to 12/31/2017	$13.41760	$13.27476	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99900	$8.78733	0
01/01/2010 to 12/31/2010	$8.78733	$9.64967	0
01/01/2011 to 12/31/2011	$9.64967	$11.24415	0
01/01/2012 to 12/31/2012	$11.24415	$11.73723	0
01/01/2013 to 12/31/2013	$11.73723	$10.77318	0
01/01/2014 to 12/31/2014	$10.77318	$11.22894	0
01/01/2015 to 12/31/2015	$11.22894	$11.19334	0
01/01/2016 to 12/31/2016	$11.19334	$11.20541	0
01/01/2017 to 12/31/2017	$11.20541	$11.09977	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99799	$11.00652	0
01/01/2011 to 12/31/2011	$11.00652	$13.00070	0
01/01/2012 to 12/31/2012	$13.00070	$13.63134	0
01/01/2013 to 12/31/2013	$13.63134	$12.44678	0
01/01/2014 to 12/31/2014	$12.44678	$13.15927	0
01/01/2015 to 12/31/2015	$13.15927	$13.15067	0
01/01/2016 to 12/31/2016	$13.15067	$13.17484	0
01/01/2017 to 12/31/2017	$13.17484	$13.14056	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99849	$12.01851	0
01/01/2012 to 12/31/2012	$12.01851	$12.48985	0
01/01/2013 to 12/31/2013	$12.48985	$11.06789	0
01/01/2014 to 12/31/2014	$11.06789	$11.99362	0
01/01/2015 to 12/31/2015	$11.99362	$12.02252	0
01/01/2016 to 12/31/2016	$12.02252	$12.02014	0
01/01/2017 to 12/31/2017	$12.02014	$11.98751	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99800	$10.39724	0
01/01/2013 to 12/31/2013	$10.39724	$9.16722	0
01/01/2014 to 12/31/2014	$9.16722	$10.13653	0
01/01/2015 to 12/31/2015	$10.13653	$10.22188	0
01/01/2016 to 12/31/2016	$10.22188	$10.22833	0
01/01/2017 to 12/31/2017	$10.22833	$10.21331	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99900	$8.74800	0
01/01/2014 to 12/31/2014	$8.74800	$9.84236	0
01/01/2015 to 12/31/2015	$9.84236	$9.93806	0
01/01/2016 to 12/31/2016	$9.93806	$9.94387	0
01/01/2017 to 12/31/2017	$9.94387	$9.92797	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99900	$11.30095	0
01/01/2015 to 12/31/2015	$11.30095	$11.31735	0
01/01/2016 to 12/31/2016	$11.31735	$11.38684	0
01/01/2017 to 12/31/2017	$11.38684	$11.38515	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99900	$9.93618	0
01/01/2016 to 12/31/2016	$9.93618	$9.95867	0
01/01/2017 to 12/31/2017	$9.95867	$10.01483	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99800	$9.87773	0
01/01/2017 to 12/31/2017	$9.87773	$9.95913	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99799	$10.03488	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14526	$10.29808	0
01/01/2010 to 12/31/2010	$10.29808	$11.49876	0
01/01/2011 to 12/31/2011	$11.49876	$10.62722	0
01/01/2012 to 12/31/2012	$10.62722	$11.81471	0
01/01/2013 to 12/31/2013	$11.81471	$15.24606	0
01/01/2014 to 12/31/2014	$15.24606	$16.50578	0
01/01/2015 to 12/31/2015	$16.50578	$15.43367	0
01/01/2016 to 12/31/2016	$15.43367	$17.23682	0
01/01/2017 to 04/28/2017	$17.23682	$17.84707	0
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.12055	$6.93669	0
01/01/2009 to 12/31/2009	$6.93669	$8.53583	0
01/01/2010 to 12/31/2010	$8.53583	$9.50184	0
01/01/2011 to 12/31/2011	$9.50184	$9.10312	0
01/01/2012 to 12/31/2012	$9.10312	$10.16400	0
01/01/2013 to 12/31/2013	$10.16400	$12.24281	0
01/01/2014 to 12/31/2014	$12.24281	$12.86132	0
01/01/2015 to 12/31/2015	$12.86132	$12.69506	0
01/01/2016 to 12/31/2016	$12.69506	$13.31703	0
01/01/2017 to 12/31/2017	$13.31703	$15.41498	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99849	$11.64623	0
01/01/2014 to 12/31/2014	$11.64623	$12.99077	0
01/01/2015 to 12/31/2015	$12.99077	$12.29913	0
01/01/2016 to 12/31/2016	$12.29913	$13.87486	0
01/01/2017 to 12/31/2017	$13.87486	$16.13066	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$10.37360	$6.59689	0
01/01/2009 to 12/31/2009	$6.59689	$8.54514	0
01/01/2010 to 12/31/2010	$8.54514	$10.79717	0
01/01/2011 to 12/31/2011	$10.79717	$11.29999	0
01/01/2012 to 12/31/2012	$11.29999	$12.79714	0
01/01/2013 to 12/31/2013	$12.79714	$12.95833	0
01/01/2014 to 12/31/2014	$12.95833	$16.65622	0
01/01/2015 to 12/31/2015	$16.65622	$17.14588	0
01/01/2016 to 12/31/2016	$17.14588	$17.64564	0
01/01/2017 to 12/31/2017	$17.64564	$18.40802	0
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$10.26292	$10.02457	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99849	$9.67816	0
01/01/2014 to 12/31/2014	$9.67816	$9.98722	0
01/01/2015 to 12/31/2015	$9.98722	$9.79619	0
01/01/2016 to 12/31/2016	$9.79619	$10.05815	0
01/01/2017 to 04/28/2017	$10.05815	$10.26120	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10356	$7.49830	0
01/01/2009 to 12/31/2009	$7.49830	$8.92512	0
01/01/2010 to 12/31/2010	$8.92512	$9.93066	0
01/01/2011 to 12/31/2011	$9.93066	$9.50955	0
01/01/2012 to 12/31/2012	$9.50955	$10.60963	0
01/01/2013 to 12/31/2013	$10.60963	$12.41950	0
01/01/2014 to 12/31/2014	$12.41950	$12.89119	0
01/01/2015 to 10/16/2015	$12.89119	$12.84209	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.11733	$6.82289	0
01/01/2009 to 12/31/2009	$6.82289	$8.29675	0
01/01/2010 to 12/31/2010	$8.29675	$9.31618	0
01/01/2011 to 12/31/2011	$9.31618	$9.00962	0
01/01/2012 to 12/31/2012	$9.00962	$9.78639	0
01/01/2013 to 12/31/2013	$9.78639	$11.02685	0
01/01/2014 to 12/31/2014	$11.02685	$11.16769	0
01/01/2015 to 12/31/2015	$11.16769	$11.07350	0
01/01/2016 to 12/31/2016	$11.07350	$11.33520	0
01/01/2017 to 12/31/2017	$11.33520	$12.96310	0
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99850	$7.46733	0
01/01/2009 to 11/13/2009	$7.46733	$8.33949	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99850	$10.73589	0
01/01/2013 to 12/31/2013	$10.73589	$13.12050	0
01/01/2014 to 12/31/2014	$13.12050	$13.29157	0
01/01/2015 to 10/16/2015	$13.29157	$12.71865	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99849	$10.80409	0
01/01/2014 to 12/31/2014	$10.80409	$10.87933	0
01/01/2015 to 10/16/2015	$10.87933	$10.37059	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17518	$6.10873	0
01/01/2009 to 12/31/2009	$6.10873	$8.10294	0
01/01/2010 to 12/31/2010	$8.10294	$9.56280	0
01/01/2011 to 12/31/2011	$9.56280	$8.91628	0
01/01/2012 to 12/31/2012	$8.91628	$11.10055	0
01/01/2013 to 12/31/2013	$11.10055	$11.37283	0
01/01/2014 to 12/31/2014	$11.37283	$12.72096	0
01/01/2015 to 12/31/2015	$12.72096	$12.47872	0
01/01/2016 to 12/31/2016	$12.47872	$12.36218	0
01/01/2017 to 12/31/2017	$12.36218	$13.45955	0
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$10.08749	$6.61764	0
01/01/2009 to 12/31/2009	$6.61764	$9.70713	0
01/01/2010 to 12/31/2010	$9.70713	$10.51133	0
01/01/2011 to 12/31/2011	$10.51133	$9.91228	0
01/01/2012 to 12/31/2012	$9.91228	$11.65557	0
01/01/2013 to 12/31/2013	$11.65557	$14.84719	0
01/01/2014 to 02/07/2014	$14.84719	$14.60366	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.16540	$6.38454	0
01/01/2009 to 12/31/2009	$6.38454	$7.47138	0
01/01/2010 to 12/31/2010	$7.47138	$8.28096	0
01/01/2011 to 12/31/2011	$8.28096	$7.68208	0
01/01/2012 to 12/31/2012	$7.68208	$9.02579	0
01/01/2013 to 12/31/2013	$9.02579	$11.83446	0
01/01/2014 to 12/31/2014	$11.83446	$13.14540	0
01/01/2015 to 12/31/2015	$13.14540	$12.31025	0
01/01/2016 to 12/31/2016	$12.31025	$13.48205	0
01/01/2017 to 12/31/2017	$13.48205	$14.52805	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.19081	$6.55906	0
01/01/2009 to 12/31/2009	$6.55906	$10.11672	0
01/01/2010 to 12/31/2010	$10.11672	$11.90223	0
01/01/2011 to 12/31/2011	$11.90223	$11.33841	0
01/01/2012 to 12/31/2012	$11.33841	$13.31569	0
01/01/2013 to 12/31/2013	$13.31569	$17.28268	0
01/01/2014 to 12/31/2014	$17.28268	$18.92483	0
01/01/2015 to 12/31/2015	$18.92483	$17.52460	0
01/01/2016 to 12/31/2016	$17.52460	$17.49003	0
01/01/2017 to 12/31/2017	$17.49003	$21.82550	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08923	$7.60711	0
01/01/2009 to 12/31/2009	$7.60711	$9.21533	0
01/01/2010 to 12/31/2010	$9.21533	$10.09734	0
01/01/2011 to 12/31/2011	$10.09734	$9.86393	0
01/01/2012 to 12/31/2012	$9.86393	$10.66563	0
01/01/2013 to 12/31/2013	$10.66563	$11.50030	0
01/01/2014 to 12/31/2014	$11.50030	$11.74777	0
01/01/2015 to 12/31/2015	$11.74777	$11.42947	0
01/01/2016 to 12/31/2016	$11.42947	$11.81214	0
01/01/2017 to 12/31/2017	$11.81214	$13.02278	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03338	$7.63362	0
01/01/2009 to 12/31/2009	$7.63362	$9.50718	0
01/01/2010 to 12/31/2010	$9.50718	$11.83301	0
01/01/2011 to 12/31/2011	$11.83301	$11.76964	0
01/01/2012 to 12/31/2012	$11.76964	$13.36861	0
01/01/2013 to 12/31/2013	$13.36861	$18.22040	0
01/01/2014 to 12/31/2014	$18.22040	$19.17717	0
01/01/2015 to 12/31/2015	$19.17717	$17.79418	0
01/01/2016 to 12/31/2016	$17.79418	$21.71949	0
01/01/2017 to 12/31/2017	$21.71949	$23.92523	0
AST Government Money Market Portfolio
01/28/2008 to 12/31/2008	$9.99955	$10.04509	0
01/01/2009 to 12/31/2009	$10.04509	$9.88700	0
01/01/2010 to 12/31/2010	$9.88700	$9.70981	0
01/01/2011 to 12/31/2011	$9.70981	$9.53571	0
01/01/2012 to 12/31/2012	$9.53571	$9.36303	0
01/01/2013 to 12/31/2013	$9.36303	$9.19288	0
01/01/2014 to 12/31/2014	$9.19288	$9.02580	0
01/01/2015 to 12/31/2015	$9.02580	$8.86164	0
01/01/2016 to 12/31/2016	$8.86164	$8.70107	0
01/01/2017 to 12/31/2017	$8.70107	$8.57243	0
AST High Yield Portfolio
01/28/2008 to 12/31/2008	$9.99850	$7.38620	0
01/01/2009 to 12/31/2009	$7.38620	$9.83037	0
01/01/2010 to 12/31/2010	$9.83037	$10.95488	0
01/01/2011 to 12/31/2011	$10.95488	$11.09746	0
01/01/2012 to 12/31/2012	$11.09746	$12.40731	0
01/01/2013 to 12/31/2013	$12.40731	$13.05662	0
01/01/2014 to 12/31/2014	$13.05662	$13.14740	0
01/01/2015 to 12/31/2015	$13.14740	$12.44854	0
01/01/2016 to 12/31/2016	$12.44854	$14.10474	0
01/01/2017 to 12/31/2017	$14.10474	$14.88392	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.24634	$6.22258	0
01/01/2009 to 12/31/2009	$6.22258	$7.29691	0
01/01/2010 to 12/31/2010	$7.29691	$8.10718	0
01/01/2011 to 12/31/2011	$8.10718	$7.62714	0
01/01/2012 to 12/31/2012	$7.62714	$8.75296	0
01/01/2013 to 12/31/2013	$8.75296	$12.01971	0
01/01/2014 to 12/31/2014	$12.01971	$13.42365	0
01/01/2015 to 12/31/2015	$13.42365	$12.14700	0
01/01/2016 to 12/31/2016	$12.14700	$14.29865	0
01/01/2017 to 12/31/2017	$14.29865	$16.73417	0
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$10.09763	$5.53501	0
01/01/2009 to 12/31/2009	$5.53501	$7.35213	0
01/01/2010 to 12/31/2010	$7.35213	$8.26511	0
01/01/2011 to 12/31/2011	$8.26511	$7.06636	0
01/01/2012 to 12/31/2012	$7.06636	$8.35084	0
01/01/2013 to 12/31/2013	$8.35084	$9.76163	0
01/01/2014 to 12/31/2014	$9.76163	$9.05479	0
01/01/2015 to 12/31/2015	$9.05479	$9.17021	0
01/01/2016 to 12/31/2016	$9.17021	$8.66379	0
01/01/2017 to 12/31/2017	$8.66379	$11.52058	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/28/2008 to 12/31/2008	$10.06506	$6.19823	0
01/01/2009 to 12/31/2009	$6.19823	$7.94167	0
01/01/2010 to 12/31/2010	$7.94167	$8.66176	0
01/01/2011 to 12/31/2011	$8.66176	$7.43734	0
01/01/2012 to 12/31/2012	$7.43734	$8.51983	0
01/01/2013 to 12/31/2013	$8.51983	$9.99348	0
01/01/2014 to 12/31/2014	$9.99348	$9.15424	0
01/01/2015 to 12/31/2015	$9.15424	$9.06144	0
01/01/2016 to 12/31/2016	$9.06144	$8.94884	0
01/01/2017 to 12/31/2017	$8.94884	$10.79130	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11174	$7.13162	0
01/01/2009 to 12/31/2009	$7.13162	$8.86931	0
01/01/2010 to 12/31/2010	$8.86931	$9.91149	0
01/01/2011 to 12/31/2011	$9.91149	$9.67629	0
01/01/2012 to 12/31/2012	$9.67629	$10.79078	0
01/01/2013 to 12/31/2013	$10.79078	$12.31982	0
01/01/2014 to 12/31/2014	$12.31982	$12.86582	0
01/01/2015 to 12/31/2015	$12.86582	$12.49975	0
01/01/2016 to 12/31/2016	$12.49975	$12.91346	0
01/01/2017 to 12/31/2017	$12.91346	$14.82943	0
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$10.08289	$6.38994	0
01/01/2009 to 12/31/2009	$6.38994	$8.52506	0
01/01/2010 to 12/31/2010	$8.52506	$8.97041	0
01/01/2011 to 12/31/2011	$8.97041	$8.00175	0
01/01/2012 to 12/31/2012	$8.00175	$9.57746	0
01/01/2013 to 12/31/2013	$9.57746	$10.84802	0
01/01/2014 to 12/31/2014	$10.84802	$9.97294	0
01/01/2015 to 12/31/2015	$9.97294	$9.51811	0
01/01/2016 to 12/31/2016	$9.51811	$9.52612	0
01/01/2017 to 12/31/2017	$9.52612	$12.12529	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$10.12771	$7.99996	0
01/01/2009 to 12/31/2009	$7.99996	$9.58414	0
01/01/2010 to 12/31/2010	$9.58414	$10.09878	0
01/01/2011 to 12/31/2011	$10.09878	$9.93872	0
01/01/2012 to 12/31/2012	$9.93872	$10.80394	0
01/01/2013 to 12/31/2013	$10.80394	$11.77797	0
01/01/2014 to 12/31/2014	$11.77797	$12.19416	0
01/01/2015 to 12/31/2015	$12.19416	$11.95073	0
01/01/2016 to 12/31/2016	$11.95073	$12.18448	0
01/01/2017 to 12/31/2017	$12.18448	$13.41625	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08388	$10.28832	0
01/01/2010 to 12/31/2010	$10.28832	$11.24469	0
01/01/2011 to 12/31/2011	$11.24469	$11.11385	0
01/01/2012 to 12/31/2012	$11.11385	$12.56890	0
01/01/2013 to 12/31/2013	$12.56890	$16.84433	0
01/01/2014 to 12/31/2014	$16.84433	$18.11011	0
01/01/2015 to 12/31/2015	$18.11011	$19.67203	0
01/01/2016 to 12/31/2016	$19.67203	$19.03255	0
01/01/2017 to 12/31/2017	$19.03255	$25.38358	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.13273	$6.23147	0
01/01/2009 to 12/31/2009	$6.23147	$7.93905	0
01/01/2010 to 12/31/2010	$7.93905	$9.33451	0
01/01/2011 to 12/31/2011	$9.33451	$9.08145	0
01/01/2012 to 12/31/2012	$9.08145	$10.00992	0
01/01/2013 to 12/31/2013	$10.00992	$13.42638	0
01/01/2014 to 12/31/2014	$13.42638	$14.57861	0
01/01/2015 to 12/31/2015	$14.57861	$15.75546	0
01/01/2016 to 12/31/2016	$15.75546	$16.33254	0
01/01/2017 to 12/31/2017	$16.33254	$21.32718	0
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.01615	$7.71780	0
01/01/2009 to 12/31/2009	$7.71780	$10.19986	0
01/01/2010 to 12/31/2010	$10.19986	$11.35808	0
01/01/2011 to 12/31/2011	$11.35808	$12.28631	0
01/01/2012 to 12/31/2012	$12.28631	$12.77812	0
01/01/2013 to 12/31/2013	$12.77812	$12.29501	0
01/01/2014 to 12/31/2014	$12.29501	$12.84292	0
01/01/2015 to 12/31/2015	$12.84292	$12.53603	0
01/01/2016 to 12/31/2016	$12.53603	$12.62913	0
01/01/2017 to 12/31/2017	$12.62913	$12.81610	0
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$10.11068	$7.18067	0
01/01/2009 to 12/31/2009	$7.18067	$9.27153	0
01/01/2010 to 12/31/2010	$9.27153	$10.19976	0
01/01/2011 to 12/31/2011	$10.19976	$9.70101	0
01/01/2012 to 12/31/2012	$9.70101	$11.72263	0
01/01/2013 to 12/31/2013	$11.72263	$14.69034	0
01/01/2014 to 12/31/2014	$14.69034	$14.94715	0
01/01/2015 to 12/31/2015	$14.94715	$14.46054	0
01/01/2016 to 12/31/2016	$14.46054	$15.20822	0
01/01/2017 to 12/31/2017	$15.20822	$18.49266	0
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$10.13129	$6.93335	0
01/01/2009 to 12/31/2009	$6.93335	$8.46192	0
01/01/2010 to 12/31/2010	$8.46192	$9.37047	0
01/01/2011 to 12/31/2011	$9.37047	$9.14583	0
01/01/2012 to 12/31/2012	$9.14583	$10.51361	0
01/01/2013 to 12/31/2013	$10.51361	$14.11178	0
01/01/2014 to 12/31/2014	$14.11178	$15.06224	0
01/01/2015 to 12/31/2015	$15.06224	$15.85780	0
01/01/2016 to 12/31/2016	$15.85780	$15.86800	0
01/01/2017 to 12/31/2017	$15.86800	$20.36504	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99850	$10.19036	0
01/01/2013 to 12/31/2013	$10.19036	$13.45754	0
01/01/2014 to 12/31/2014	$13.45754	$14.56310	0
01/01/2015 to 12/31/2015	$14.56310	$14.19521	0
01/01/2016 to 12/31/2016	$14.19521	$15.81194	0
01/01/2017 to 12/31/2017	$15.81194	$18.21750	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02840	$10.06785	0
01/01/2012 to 12/31/2012	$10.06785	$10.36637	0
01/01/2013 to 12/31/2013	$10.36637	$9.88972	0
01/01/2014 to 12/31/2014	$9.88972	$10.21030	0
01/01/2015 to 10/16/2015	$10.21030	$10.16914	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.12579	$6.40164	0
01/01/2009 to 12/31/2009	$6.40164	$8.15779	0
01/01/2010 to 12/31/2010	$8.15779	$10.30649	0
01/01/2011 to 12/31/2011	$10.30649	$10.29024	0
01/01/2012 to 12/31/2012	$10.29024	$11.35405	0
01/01/2013 to 12/31/2013	$11.35405	$14.78329	0
01/01/2014 to 12/31/2014	$14.78329	$15.66713	0
01/01/2015 to 10/16/2015	$15.66713	$16.04418	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.06329	$6.53930	0
01/01/2009 to 12/31/2009	$6.53930	$7.86926	0
01/01/2010 to 12/31/2010	$7.86926	$9.29221	0
01/01/2011 to 04/29/2011	$9.29221	$10.41690	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.18454	$6.36646	0
01/01/2009 to 12/31/2009	$6.36646	$8.79151	0
01/01/2010 to 12/31/2010	$8.79151	$10.65479	0
01/01/2011 to 12/31/2011	$10.65479	$10.20166	0
01/01/2012 to 12/31/2012	$10.20166	$11.73173	0
01/01/2013 to 12/31/2013	$11.73173	$16.35740	0
01/01/2014 to 12/31/2014	$16.35740	$18.34902	0
01/01/2015 to 12/31/2015	$18.34902	$17.00011	0
01/01/2016 to 12/31/2016	$17.00011	$19.73494	0
01/01/2017 to 12/31/2017	$19.73494	$22.04942	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99850	$10.31183	0
01/01/2013 to 12/31/2013	$10.31183	$12.03955	0
01/01/2014 to 12/31/2014	$12.03955	$12.42825	0
01/01/2015 to 12/31/2015	$12.42825	$12.05095	0
01/01/2016 to 12/31/2016	$12.05095	$12.34390	0
01/01/2017 to 12/31/2017	$12.34390	$14.11917	0
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10124	$5.56961	0
01/01/2009 to 12/31/2009	$5.56961	$9.10580	0
01/01/2010 to 12/31/2010	$9.10580	$10.93147	0
01/01/2011 to 12/31/2011	$10.93147	$8.55733	0
01/01/2012 to 12/31/2012	$8.55733	$9.90799	0
01/01/2013 to 12/31/2013	$9.90799	$9.74958	0
01/01/2014 to 12/31/2014	$9.74958	$9.12418	0
01/01/2015 to 12/31/2015	$9.12418	$7.45993	0
01/01/2016 to 12/31/2016	$7.45993	$8.23015	0
01/01/2017 to 12/31/2017	$8.23015	$10.21262	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.05958	$8.12914	0
01/01/2009 to 12/31/2009	$8.12914	$9.58079	0
01/01/2010 to 12/31/2010	$9.58079	$10.40137	0
01/01/2011 to 12/31/2011	$10.40137	$10.31451	0
01/01/2012 to 12/31/2012	$10.31451	$11.17743	0
01/01/2013 to 12/31/2013	$11.17743	$11.98537	0
01/01/2014 to 12/31/2014	$11.98537	$12.44720	0
01/01/2015 to 12/31/2015	$12.44720	$12.23861	0
01/01/2016 to 12/31/2016	$12.23861	$12.68069	0
01/01/2017 to 12/31/2017	$12.68069	$13.71226	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01841	$10.06769	0
01/01/2012 to 12/31/2012	$10.06769	$10.58738	0
01/01/2013 to 12/31/2013	$10.58738	$10.15469	0
01/01/2014 to 12/31/2014	$10.15469	$10.57452	0
01/01/2015 to 12/31/2015	$10.57452	$10.35454	0
01/01/2016 to 12/31/2016	$10.35454	$10.59482	0
01/01/2017 to 12/31/2017	$10.59482	$10.99281	0
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.15532	$6.34463	0
01/01/2009 to 12/31/2009	$6.34463	$7.84746	0
01/01/2010 to 12/31/2010	$7.84746	$9.17030	0
01/01/2011 to 12/31/2011	$9.17030	$8.44447	0
01/01/2012 to 12/31/2012	$8.44447	$9.36218	0
01/01/2013 to 12/31/2013	$9.36218	$10.75724	0
01/01/2014 to 12/31/2014	$10.75724	$11.53332	0
01/01/2015 to 12/31/2015	$11.53332	$11.25451	0
01/01/2016 to 12/31/2016	$11.25451	$12.16604	0
01/01/2017 to 12/31/2017	$12.16604	$13.86835	0
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99849	$11.66339	0
01/01/2014 to 12/31/2014	$11.66339	$13.19688	0
01/01/2015 to 12/31/2015	$13.19688	$13.15709	0
01/01/2016 to 12/31/2016	$13.15709	$14.32100	0
01/01/2017 to 12/31/2017	$14.32100	$17.07242	0
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$10.17592	$6.65612	0
01/01/2009 to 12/31/2009	$6.65612	$7.96135	0
01/01/2010 to 12/31/2010	$7.96135	$8.99312	0
01/01/2011 to 12/31/2011	$8.99312	$9.13532	0
01/01/2012 to 12/31/2012	$9.13532	$10.65579	0
01/01/2013 to 12/31/2013	$10.65579	$13.85493	0
01/01/2014 to 12/31/2014	$13.85493	$15.94482	0
01/01/2015 to 12/31/2015	$15.94482	$16.13726	0
01/01/2016 to 12/31/2016	$16.13726	$18.19705	0
01/01/2017 to 12/31/2017	$18.19705	$21.84307	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99849	$8.88986	0
01/01/2012 to 12/31/2012	$8.88986	$9.87653	0
01/01/2013 to 12/31/2013	$9.87653	$11.86912	0
01/01/2014 to 12/31/2014	$11.86912	$12.41108	0
01/01/2015 to 12/31/2015	$12.41108	$12.20399	0
01/01/2016 to 12/31/2016	$12.20399	$12.74035	0
01/01/2017 to 12/31/2017	$12.74035	$14.78502	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08105	$7.33826	0
01/01/2009 to 12/31/2009	$7.33826	$8.89004	0
01/01/2010 to 12/31/2010	$8.89004	$9.76900	0
01/01/2011 to 12/31/2011	$9.76900	$9.41752	0
01/01/2012 to 12/31/2012	$9.41752	$10.19690	0
01/01/2013 to 12/31/2013	$10.19690	$11.25710	0
01/01/2014 to 12/31/2014	$11.25710	$11.62067	0
01/01/2015 to 12/31/2015	$11.62067	$11.39065	0
01/01/2016 to 12/31/2016	$11.39065	$11.72268	0
01/01/2017 to 12/31/2017	$11.72268	$13.37867	0
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09923	$6.69002	0
01/01/2009 to 12/31/2009	$6.69002	$8.33217	0
01/01/2010 to 12/31/2010	$8.33217	$9.35429	0
01/01/2011 to 12/31/2011	$9.35429	$8.96522	0
01/01/2012 to 12/31/2012	$8.96522	$10.20193	0
01/01/2013 to 12/31/2013	$10.20193	$11.82550	0
01/01/2014 to 12/31/2014	$11.82550	$12.24138	0
01/01/2015 to 12/31/2015	$12.24138	$11.95373	0
01/01/2016 to 12/31/2016	$11.95373	$12.53723	0
01/01/2017 to 04/28/2017	$12.53723	$13.03424	0
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$10.08200	$7.31629	0
01/01/2009 to 12/31/2009	$7.31629	$9.15270	0
01/01/2010 to 12/31/2010	$9.15270	$10.04800	0
01/01/2011 to 12/31/2011	$10.04800	$9.53223	0
01/01/2012 to 12/31/2012	$9.53223	$10.40121	0
01/01/2013 to 12/31/2013	$10.40121	$11.68291	0
01/01/2014 to 12/31/2014	$11.68291	$11.81897	0
01/01/2015 to 10/16/2015	$11.81897	$11.48029	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$10.12595	$6.22880	0
01/01/2009 to 12/31/2009	$6.22880	$8.11317	0
01/01/2010 to 12/31/2010	$8.11317	$10.55827	0
01/01/2011 to 12/31/2011	$10.55827	$9.00747	0
01/01/2012 to 12/31/2012	$9.00747	$10.61886	0
01/01/2013 to 12/31/2013	$10.61886	$14.68103	0
01/01/2014 to 12/31/2014	$14.68103	$15.12653	0
01/01/2015 to 12/31/2015	$15.12653	$15.05001	0
01/01/2016 to 12/31/2016	$15.05001	$15.91491	0
01/01/2017 to 12/31/2017	$15.91491	$19.95371	0
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.18954	$7.25288	0
01/01/2009 to 12/31/2009	$7.25288	$9.53575	0
01/01/2010 to 12/31/2010	$9.53575	$12.77229	0
01/01/2011 to 12/31/2011	$12.77229	$12.41776	0
01/01/2012 to 12/31/2012	$12.41776	$13.67631	0
01/01/2013 to 12/31/2013	$13.67631	$18.15120	0
01/01/2014 to 12/31/2014	$18.15120	$18.50211	0
01/01/2015 to 12/31/2015	$18.50211	$18.30871	0
01/01/2016 to 12/31/2016	$18.30871	$20.14788	0
01/01/2017 to 12/31/2017	$20.14788	$24.51416	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.23196	$7.58670	0
01/01/2009 to 12/31/2009	$7.58670	$9.46019	0
01/01/2010 to 12/31/2010	$9.46019	$11.70297	0
01/01/2011 to 12/31/2011	$11.70297	$10.80386	0
01/01/2012 to 12/31/2012	$10.80386	$12.53362	0
01/01/2013 to 12/31/2013	$12.53362	$16.90871	0
01/01/2014 to 12/31/2014	$16.90871	$17.47615	0
01/01/2015 to 12/31/2015	$17.47615	$16.41912	0
01/01/2016 to 12/31/2016	$16.41912	$20.82959	0
01/01/2017 to 12/31/2017	$20.82959	$21.95481	0
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$10.09815	$7.70256	0
01/01/2009 to 12/31/2009	$7.70256	$9.38822	0
01/01/2010 to 12/31/2010	$9.38822	$10.28094	0
01/01/2011 to 12/31/2011	$10.28094	$10.29471	0
01/01/2012 to 12/31/2012	$10.29471	$11.47165	0
01/01/2013 to 12/31/2013	$11.47165	$13.15941	0
01/01/2014 to 12/31/2014	$13.15941	$13.68001	0
01/01/2015 to 12/31/2015	$13.68001	$13.43712	0
01/01/2016 to 12/31/2016	$13.43712	$14.18888	0
01/01/2017 to 12/31/2017	$14.18888	$16.07833	0
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$10.24283	$6.26636	0
01/01/2009 to 12/31/2009	$6.26636	$7.61660	0
01/01/2010 to 12/31/2010	$7.61660	$8.46878	0
01/01/2011 to 12/31/2011	$8.46878	$8.17880	0
01/01/2012 to 12/31/2012	$8.17880	$9.41527	0
01/01/2013 to 12/31/2013	$9.41527	$11.98853	0
01/01/2014 to 12/31/2014	$11.98853	$12.64975	0
01/01/2015 to 10/16/2015	$12.64975	$11.71200	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$10.10447	$6.60803	0
01/01/2009 to 12/31/2009	$6.60803	$9.95094	0
01/01/2010 to 12/31/2010	$9.95094	$11.31499	0
01/01/2011 to 12/31/2011	$11.31499	$10.92140	0
01/01/2012 to 12/31/2012	$10.92140	$12.60811	0
01/01/2013 to 12/31/2013	$12.60811	$17.82920	0
01/01/2014 to 12/31/2014	$17.82920	$18.96623	0
01/01/2015 to 12/31/2015	$18.96623	$20.40632	0
01/01/2016 to 12/31/2016	$20.40632	$20.57708	0
01/01/2017 to 12/31/2017	$20.57708	$27.85904	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/28/2008 to 12/31/2008	$10.20683	$6.72004	0
01/01/2009 to 12/31/2009	$6.72004	$7.80265	0
01/01/2010 to 12/31/2010	$7.80265	$8.61419	0
01/01/2011 to 12/31/2011	$8.61419	$8.41633	0
01/01/2012 to 12/31/2012	$8.41633	$9.37066	0
01/01/2013 to 12/31/2013	$9.37066	$12.38654	0
01/01/2014 to 12/31/2014	$12.38654	$12.35098	0
01/01/2015 to 12/31/2015	$12.35098	$11.39133	0
01/01/2016 to 12/31/2016	$11.39133	$11.87029	0
01/01/2017 to 12/31/2017	$11.87029	$13.58443	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$10.18465	$5.55442	0
01/01/2009 to 12/31/2009	$5.55442	$8.14473	0
01/01/2010 to 12/31/2010	$8.14473	$9.63249	0
01/01/2011 to 12/31/2011	$9.63249	$8.04678	0
01/01/2012 to 12/31/2012	$8.04678	$8.18609	0
01/01/2013 to 12/31/2013	$8.18609	$9.27366	0
01/01/2014 to 12/31/2014	$9.27366	$8.34388	0
01/01/2015 to 12/31/2015	$8.34388	$6.61506	0
01/01/2016 to 12/31/2016	$6.61506	$8.09394	0
01/01/2017 to 12/31/2017	$8.09394	$8.76641	0
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$10.03812	$9.39367	0
01/01/2009 to 12/31/2009	$9.39367	$10.34037	0
01/01/2010 to 12/31/2010	$10.34037	$10.73569	0
01/01/2011 to 12/31/2011	$10.73569	$10.97564	0
01/01/2012 to 12/31/2012	$10.97564	$11.33906	0
01/01/2013 to 12/31/2013	$11.33906	$10.71515	0
01/01/2014 to 12/31/2014	$10.71515	$10.57908	0
01/01/2015 to 12/31/2015	$10.57908	$9.90728	0
01/01/2016 to 12/31/2016	$9.90728	$10.15163	0
01/01/2017 to 12/31/2017	$10.15163	$10.17112	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.23659	$6.71760	0
01/01/2009 to 12/31/2009	$6.71760	$9.16033	0
01/01/2010 to 12/31/2010	$9.16033	$11.11736	0
01/01/2011 to 12/31/2011	$11.11736	$10.53894	0
01/01/2012 to 12/31/2012	$10.53894	$12.25230	0
01/01/2013 to 12/31/2013	$12.25230	$15.92928	0
01/01/2014 to 12/31/2014	$15.92928	$17.98118	0
01/01/2015 to 12/31/2015	$17.98118	$16.48790	0
01/01/2016 to 12/31/2016	$16.48790	$18.45479	0
01/01/2017 to 12/31/2017	$18.45479	$21.47828	0
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$10.14022	$6.32737	0
01/01/2009 to 12/31/2009	$6.32737	$7.97872	0
01/01/2010 to 12/31/2010	$7.97872	$8.98034	0
01/01/2011 to 12/31/2011	$8.98034	$8.51275	0
01/01/2012 to 12/31/2012	$8.51275	$9.27789	0
01/01/2013 to 12/31/2013	$9.27789	$10.97712	0
01/01/2014 to 12/31/2014	$10.97712	$11.37095	0
01/01/2015 to 12/31/2015	$11.37095	$11.09375	0
01/01/2016 to 12/31/2016	$11.09375	$11.60341	0
01/01/2017 to 12/31/2017	$11.60341	$12.94194	0
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.00824	$9.08213	0
01/01/2009 to 12/31/2009	$9.08213	$9.95415	0
01/01/2010 to 12/31/2010	$9.95415	$10.53555	0
01/01/2011 to 12/31/2011	$10.53555	$10.96767	0
01/01/2012 to 12/31/2012	$10.96767	$11.61375	0
01/01/2013 to 12/31/2013	$11.61375	$11.23256	0
01/01/2014 to 12/31/2014	$11.23256	$11.82234	0
01/01/2015 to 12/31/2015	$11.82234	$11.75112	0
01/01/2016 to 12/31/2016	$11.75112	$12.13236	0
01/01/2017 to 12/31/2017	$12.13236	$12.66398	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07806	$6.63531	0
01/01/2009 to 12/31/2009	$6.63531	$8.47351	0
01/01/2010 to 12/31/2010	$8.47351	$9.17161	0
01/01/2011 to 12/31/2011	$9.17161	$8.85484	0
01/01/2012 to 09/21/2012	$8.85484	$9.90806	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08894	$7.66234	0
01/01/2009 to 12/31/2009	$7.66234	$9.14566	0
01/01/2010 to 12/31/2010	$9.14566	$10.53862	0
01/01/2011 to 12/31/2011	$10.53862	$11.06627	0
01/01/2012 to 12/31/2012	$11.06627	$12.04467	0
01/01/2013 to 12/31/2013	$12.04467	$15.19064	0
01/01/2014 to 12/31/2014	$15.19064	$16.44013	0
01/01/2015 to 12/31/2015	$16.44013	$16.81352	0
01/01/2016 to 12/31/2016	$16.81352	$17.09387	0
01/01/2017 to 12/31/2017	$17.09387	$19.31116	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26796	$7.03399	0
01/01/2009 to 12/31/2009	$7.03399	$9.03365	0
01/01/2010 to 12/31/2010	$9.03365	$10.76678	0
01/01/2011 to 12/31/2011	$10.76678	$11.15292	0
01/01/2012 to 12/31/2012	$11.15292	$13.36984	0
01/01/2013 to 12/31/2013	$13.36984	$18.36073	0
01/01/2014 to 12/31/2014	$18.36073	$20.27350	0
01/01/2015 to 12/31/2015	$20.27350	$20.83870	0
01/01/2016 to 12/31/2016	$20.83870	$21.31751	0
01/01/2017 to 12/31/2017	$21.31751	$24.77598	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38565	$5.26569	0
01/01/2009 to 12/31/2009	$5.26569	$5.94603	0
01/01/2010 to 12/31/2010	$5.94603	$6.47619	0
01/01/2011 to 12/31/2011	$6.47619	$5.47919	0
01/01/2012 to 12/31/2012	$5.47919	$6.71000	0
01/01/2013 to 12/31/2013	$6.71000	$8.70148	0
01/01/2014 to 12/31/2014	$8.70148	$9.64694	0
01/01/2015 to 12/31/2015	$9.64694	$9.33022	0
01/01/2016 to 12/31/2016	$9.33022	$10.56461	0
01/01/2017 to 12/31/2017	$10.56461	$12.26006	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15187	$8.32620	0
01/01/2009 to 12/31/2009	$8.32620	$9.77371	0
01/01/2010 to 12/31/2010	$9.77371	$9.86916	0
01/01/2011 to 12/31/2011	$9.86916	$10.67018	0
01/01/2012 to 12/31/2012	$10.67018	$12.29923	0
01/01/2013 to 12/31/2013	$12.29923	$16.87715	0
01/01/2014 to 12/31/2014	$16.87715	$20.49775	0
01/01/2015 to 12/31/2015	$20.49775	$21.13640	0
01/01/2016 to 12/31/2016	$21.13640	$19.91225	0
01/01/2017 to 12/31/2017	$19.91225	$23.64141	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16538	$6.08955	0
01/01/2009 to 12/31/2009	$6.08955	$7.41970	0
01/01/2010 to 12/31/2010	$7.41970	$9.01509	0
01/01/2011 to 12/31/2011	$9.01509	$8.69362	0
01/01/2012 to 12/31/2012	$8.69362	$9.88393	0
01/01/2013 to 12/31/2013	$9.88393	$13.41052	0
01/01/2014 to 12/31/2014	$13.41052	$13.90129	0
01/01/2015 to 12/31/2015	$13.90129	$13.18196	0
01/01/2016 to 12/31/2016	$13.18196	$15.21421	0
01/01/2017 to 12/31/2017	$15.21421	$18.28468	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11061	$6.70842	0
01/01/2009 to 12/31/2009	$6.70842	$8.54497	0
01/01/2010 to 12/31/2010	$8.54497	$9.49588	0
01/01/2011 to 12/31/2011	$9.49588	$9.61554	0
01/01/2012 to 12/31/2012	$9.61554	$10.64117	0
01/01/2013 to 12/31/2013	$10.64117	$13.65174	0
01/01/2014 to 12/31/2014	$13.65174	$15.13651	0
01/01/2015 to 12/31/2015	$15.13651	$15.41988	0
01/01/2016 to 12/31/2016	$15.41988	$15.89980	0
01/01/2017 to 12/31/2017	$15.89980	$19.56040	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24139	$6.26415	0
01/01/2009 to 12/31/2009	$6.26415	$7.34766	0
01/01/2010 to 12/31/2010	$7.34766	$8.14450	0
01/01/2011 to 12/31/2011	$8.14450	$7.89453	0
01/01/2012 to 12/31/2012	$7.89453	$8.94609	0
01/01/2013 to 12/31/2013	$8.94609	$11.40930	0
01/01/2014 to 12/31/2014	$11.40930	$12.37541	0
01/01/2015 to 12/31/2015	$12.37541	$11.57524	0
01/01/2016 to 12/31/2016	$11.57524	$13.11944	0
01/01/2017 to 12/31/2017	$13.11944	$14.61245	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07239	$6.19227	0
01/01/2009 to 12/31/2009	$6.19227	$8.40939	0
01/01/2010 to 12/31/2010	$8.40939	$10.60304	0
01/01/2011 to 12/31/2011	$10.60304	$10.10944	0
01/01/2012 to 12/31/2012	$10.10944	$11.45211	0
01/01/2013 to 12/31/2013	$11.45211	$14.67640	0
01/01/2014 to 12/31/2014	$14.67640	$15.25880	0
01/01/2015 to 12/31/2015	$15.25880	$15.02408	0
01/01/2016 to 12/31/2016	$15.02408	$16.65127	0
01/01/2017 to 12/31/2017	$16.65127	$19.34264	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18836	$6.45633	0
01/01/2009 to 12/31/2009	$6.45633	$8.29598	0
01/01/2010 to 12/31/2010	$8.29598	$9.81122	0
01/01/2011 to 12/31/2011	$9.81122	$9.25529	0
01/01/2012 to 12/31/2012	$9.25529	$10.59209	0
01/01/2013 to 12/31/2013	$10.59209	$13.74419	0
01/01/2014 to 12/31/2014	$13.74419	$14.86899	0
01/01/2015 to 12/31/2015	$14.86899	$13.39822	0
01/01/2016 to 12/31/2016	$13.39822	$16.35761	0
01/01/2017 to 12/31/2017	$16.35761	$17.76505	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25887	$5.51149	0
01/01/2009 to 12/31/2009	$5.51149	$6.92096	0
01/01/2010 to 12/31/2010	$6.92096	$8.47318	0
01/01/2011 to 12/31/2011	$8.47318	$8.71466	0
01/01/2012 to 12/31/2012	$8.71466	$10.02532	0
01/01/2013 to 12/31/2013	$10.02532	$9.85224	0
01/01/2014 to 12/31/2014	$9.85224	$12.09335	0
01/01/2015 to 12/31/2015	$12.09335	$11.91215	0
01/01/2016 to 12/31/2016	$11.91215	$12.36596	0
01/01/2017 to 12/31/2017	$12.36596	$13.11932	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11351	$6.80149	0
01/01/2009 to 12/31/2009	$6.80149	$8.42557	0
01/01/2010 to 12/31/2010	$8.42557	$10.40079	0
01/01/2011 to 12/31/2011	$10.40079	$10.34305	0
01/01/2012 to 12/31/2012	$10.34305	$11.42228	0
01/01/2013 to 12/31/2013	$11.42228	$15.74849	0
01/01/2014 to 12/31/2014	$15.74849	$15.79836	0
01/01/2015 to 12/31/2015	$15.79836	$15.69340	0
01/01/2016 to 12/31/2016	$15.69340	$18.52692	0
01/01/2017 to 12/31/2017	$18.52692	$20.55044	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22851	$7.17038	0
01/01/2009 to 12/31/2009	$7.17038	$8.47653	0
01/01/2010 to 12/31/2010	$8.47653	$10.16214	0
01/01/2011 to 12/31/2011	$10.16214	$9.56846	0
01/01/2012 to 12/31/2012	$9.56846	$10.91226	0
01/01/2013 to 12/31/2013	$10.91226	$14.75072	0
01/01/2014 to 12/31/2014	$14.75072	$15.32481	0
01/01/2015 to 12/31/2015	$15.32481	$13.80082	0
01/01/2016 to 12/31/2016	$13.80082	$17.45012	0
01/01/2017 to 12/31/2017	$17.45012	$18.79799	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27808	$7.25991	0
01/01/2009 to 12/31/2009	$7.25991	$7.64985	0
01/01/2010 to 12/31/2010	$7.64985	$8.68915	0
01/01/2011 to 12/31/2011	$8.68915	$8.69092	0
01/01/2012 to 12/31/2012	$8.69092	$9.94218	0
01/01/2013 to 12/31/2013	$9.94218	$10.93970	0
01/01/2014 to 12/31/2014	$10.93970	$10.80173	0
01/01/2015 to 12/31/2015	$10.80173	$10.76698	0
01/01/2016 to 12/31/2016	$10.76698	$12.86147	0
01/01/2017 to 12/31/2017	$12.86147	$12.36038	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09854	$7.20656	0
01/01/2009 to 12/31/2009	$7.20656	$7.83528	0
01/01/2010 to 12/31/2010	$7.83528	$8.15080	0
01/01/2011 to 12/31/2011	$8.15080	$9.40429	0
01/01/2012 to 12/31/2012	$9.40429	$9.24602	0
01/01/2013 to 12/31/2013	$9.24602	$10.28659	0
01/01/2014 to 12/31/2014	$10.28659	$12.71394	0
01/01/2015 to 12/31/2015	$12.71394	$11.68370	0
01/01/2016 to 12/31/2016	$11.68370	$13.20155	0
01/01/2017 to 12/31/2017	$13.20155	$14.34152	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.87595	$9.61124	459,255
01/01/2010 to 12/31/2010	$9.61124	$10.56057	547,140
01/01/2011 to 12/31/2011	$10.56057	$10.08836	450,724
01/01/2012 to 12/31/2012	$10.08836	$11.14410	513,039
01/01/2013 to 12/31/2013	$11.14410	$12.02719	499,169
01/01/2014 to 12/31/2014	$12.02719	$12.25357	474,577
01/01/2015 to 12/31/2015	$12.25357	$11.63795	350,400
01/01/2016 to 12/31/2016	$11.63795	$12.14510	298,297
01/01/2017 to 12/31/2017	$12.14510	$13.41929	304,053
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.87679	$9.75519	131,788
01/01/2010 to 12/31/2010	$9.75519	$10.88553	135,608
01/01/2011 to 12/31/2011	$10.88553	$10.69481	114,020
01/01/2012 to 12/31/2012	$10.69481	$11.92762	134,628
01/01/2013 to 12/31/2013	$11.92762	$13.64323	127,009
01/01/2014 to 12/31/2014	$13.64323	$14.20668	132,813
01/01/2015 to 12/31/2015	$14.20668	$14.05364	119,413
01/01/2016 to 12/31/2016	$14.05364	$14.77218	110,778
01/01/2017 to 12/31/2017	$14.77218	$16.95135	106,600
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$6.92829	$8.58067	27,509
01/01/2010 to 12/31/2010	$8.58067	$9.58667	30,823
01/01/2011 to 12/31/2011	$9.58667	$9.74413	29,907
01/01/2012 to 05/04/2012	$9.74413	$10.57964	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.62000	0
01/01/2014 to 12/31/2014	$11.62000	$12.90512	0
01/01/2015 to 12/31/2015	$12.90512	$12.88317	0
01/01/2016 to 12/31/2016	$12.88317	$13.99667	0
01/01/2017 to 12/31/2017	$13.99667	$16.77694	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.19381	$9.85682	514,826
01/01/2010 to 12/31/2010	$9.85682	$10.86424	623,828
01/01/2011 to 12/31/2011	$10.86424	$10.53238	513,328
01/01/2012 to 12/31/2012	$10.53238	$11.62514	568,077
01/01/2013 to 12/31/2013	$11.62514	$13.42168	444,967
01/01/2014 to 12/31/2014	$13.42168	$14.03040	455,228
01/01/2015 to 12/31/2015	$14.03040	$13.83427	415,432
01/01/2016 to 12/31/2016	$13.83427	$14.43195	315,707
01/01/2017 to 12/31/2017	$14.43195	$16.27468	332,558
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.15301	0
01/01/2012 to 12/31/2012	$9.15301	$10.05053	0
01/01/2013 to 12/31/2013	$10.05053	$10.93367	0
01/01/2014 to 12/31/2014	$10.93367	$11.25504	4,310
01/01/2015 to 12/31/2015	$11.25504	$10.71373	4,362
01/01/2016 to 12/31/2016	$10.71373	$11.24629	4,366
01/01/2017 to 12/31/2017	$11.24629	$12.42906	4,410

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.48449	0
01/01/2014 to 12/31/2014	$10.48449	$10.65715	0
01/01/2015 to 12/31/2015	$10.65715	$10.48686	0
01/01/2016 to 12/31/2016	$10.48686	$10.94500	0
01/01/2017 to 04/28/2017	$10.94500	$11.32668	0
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.94837	$11.50428	1,394
01/01/2010 to 12/31/2010	$11.50428	$11.72999	1,551
01/01/2011 to 12/31/2011	$11.72999	$11.77036	1,375
01/01/2012 to 12/31/2012	$11.77036	$12.09290	1,472
01/01/2013 to 12/31/2013	$12.09290	$11.60948	1,605
01/01/2014 to 12/31/2014	$11.60948	$11.38187	5,756
01/01/2015 to 12/31/2015	$11.38187	$11.22372	5,581
01/01/2016 to 12/31/2016	$11.22372	$11.19506	8,060
01/01/2017 to 12/31/2017	$11.19506	$11.17391	6,422
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.81924	$11.99359	123,840
01/01/2010 to 12/31/2010	$11.99359	$12.67844	157,774
01/01/2011 to 12/31/2011	$12.67844	$12.83777	136,313
01/01/2012 to 12/31/2012	$12.83777	$13.77245	134,484
01/01/2013 to 12/31/2013	$13.77245	$13.26724	148,327
01/01/2014 to 12/31/2014	$13.26724	$13.57074	136,201
01/01/2015 to 12/31/2015	$13.57074	$13.03698	104,671
01/01/2016 to 12/31/2016	$13.03698	$13.33538	94,765
01/01/2017 to 12/31/2017	$13.33538	$13.65822	118,280
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.67946	$9.37189	0
01/01/2010 to 12/31/2010	$9.37189	$10.16992	0
01/01/2011 to 12/31/2011	$10.16992	$10.94263	0
01/01/2012 to 12/31/2012	$10.94263	$11.18539	0
01/01/2013 to 12/31/2013	$11.18539	$10.90130	0
01/01/2014 to 12/31/2014	$10.90130	$10.74753	0
01/01/2015 to 12/31/2015	$10.74753	$10.52287	0
01/01/2016 to 12/31/2016	$10.52287	$10.37460	0
01/01/2017 to 01/03/2017	$10.37460	$10.36960	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.35693	$11.08899	13,607
01/01/2010 to 12/31/2010	$11.08899	$12.09943	0
01/01/2011 to 12/31/2011	$12.09943	$13.48663	0
01/01/2012 to 12/31/2012	$13.48663	$13.99125	0
01/01/2013 to 12/31/2013	$13.99125	$13.29882	0
01/01/2014 to 12/31/2014	$13.29882	$13.39820	0
01/01/2015 to 12/31/2015	$13.39820	$13.25498	0
01/01/2016 to 12/31/2016	$13.25498	$13.21750	0
01/01/2017 to 12/31/2017	$13.21750	$13.06400	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.31795	$10.95660	9,277
01/01/2010 to 12/31/2010	$10.95660	$11.97397	2,796
01/01/2011 to 12/31/2011	$11.97397	$13.62798	0
01/01/2012 to 12/31/2012	$13.62798	$14.15708	0
01/01/2013 to 12/31/2013	$14.15708	$13.22184	0
01/01/2014 to 12/31/2014	$13.22184	$13.52858	0
01/01/2015 to 12/31/2015	$13.52858	$13.41847	0
01/01/2016 to 12/31/2016	$13.41847	$13.35923	0
01/01/2017 to 12/31/2017	$13.35923	$13.21026	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.37136	$8.78306	0
01/01/2010 to 12/31/2010	$8.78306	$9.64023	124,160
01/01/2011 to 12/31/2011	$9.64023	$11.22759	31,645
01/01/2012 to 12/31/2012	$11.22759	$11.71417	0
01/01/2013 to 12/31/2013	$11.71417	$10.74672	0
01/01/2014 to 12/31/2014	$10.74672	$11.19591	0
01/01/2015 to 12/31/2015	$11.19591	$11.15485	13,174
01/01/2016 to 12/31/2016	$11.15485	$11.16138	13,638
01/01/2017 to 12/31/2017	$11.16138	$11.05074	11,650
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99794	$11.00110	119,889
01/01/2011 to 12/31/2011	$11.00110	$12.98795	42,207
01/01/2012 to 12/31/2012	$12.98795	$13.61130	17,563
01/01/2013 to 12/31/2013	$13.61130	$12.42241	0
01/01/2014 to 12/31/2014	$12.42241	$13.12714	0
01/01/2015 to 12/31/2015	$13.12714	$13.11205	0
01/01/2016 to 12/31/2016	$13.11205	$13.12974	0
01/01/2017 to 12/31/2017	$13.12974	$13.08914	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01256	129,732
01/01/2012 to 12/31/2012	$12.01256	$12.47759	78,339
01/01/2013 to 12/31/2013	$12.47759	$11.05160	0
01/01/2014 to 12/31/2014	$11.05160	$11.97007	0
01/01/2015 to 12/31/2015	$11.97007	$11.99313	0
01/01/2016 to 12/31/2016	$11.99313	$11.98501	0
01/01/2017 to 12/31/2017	$11.98501	$11.94661	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39215	121,338
01/01/2013 to 12/31/2013	$10.39215	$9.15827	164,475
01/01/2014 to 12/31/2014	$9.15827	$10.12164	38,753
01/01/2015 to 12/31/2015	$10.12164	$10.20188	0
01/01/2016 to 12/31/2016	$10.20188	$10.20324	0
01/01/2017 to 12/31/2017	$10.20324	$10.18326	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74369	275,406
01/01/2014 to 12/31/2014	$8.74369	$9.83272	169,571
01/01/2015 to 12/31/2015	$9.83272	$9.92342	26,580
01/01/2016 to 12/31/2016	$9.92342	$9.92442	18,632
01/01/2017 to 12/31/2017	$9.92442	$9.90371	12,942
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29546	53,392
01/01/2015 to 12/31/2015	$11.29546	$11.30633	187,600
01/01/2016 to 12/31/2016	$11.30633	$11.37029	0
01/01/2017 to 12/31/2017	$11.37029	$11.36299	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93127	79,694
01/01/2016 to 12/31/2016	$9.93127	$9.94890	125,781
01/01/2017 to 12/31/2017	$9.94890	$10.00015	82,763
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87288	243,324
01/01/2017 to 12/31/2017	$9.87288	$9.94940	167,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99794	$10.03006	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14522	$10.29744	0
01/01/2010 to 12/31/2010	$10.29744	$11.49224	5,530
01/01/2011 to 12/31/2011	$11.49224	$10.61596	2,477
01/01/2012 to 12/31/2012	$10.61596	$11.79636	3,661
01/01/2013 to 12/31/2013	$11.79636	$15.21484	4,712
01/01/2014 to 12/31/2014	$15.21484	$16.46394	4,562
01/01/2015 to 12/31/2015	$16.46394	$15.38710	4,550
01/01/2016 to 12/31/2016	$15.38710	$17.17642	4,124
01/01/2017 to 04/28/2017	$17.17642	$17.78169	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.68587	$9.43787	756,117
01/01/2010 to 12/31/2010	$9.43787	$10.50081	841,809
01/01/2011 to 12/31/2011	$10.50081	$10.05525	664,857
01/01/2012 to 12/31/2012	$10.05525	$11.22171	738,280
01/01/2013 to 12/31/2013	$11.22171	$13.51022	741,731
01/01/2014 to 12/31/2014	$13.51022	$14.18572	774,772
01/01/2015 to 12/31/2015	$14.18572	$13.99547	734,401
01/01/2016 to 12/31/2016	$13.99547	$14.67400	691,018
01/01/2017 to 12/31/2017	$14.67400	$16.97750	638,816
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64134	43,384
01/01/2014 to 12/31/2014	$11.64134	$12.97911	71,494
01/01/2015 to 12/31/2015	$12.97911	$12.28214	75,340
01/01/2016 to 12/31/2016	$12.28214	$13.84884	72,131
01/01/2017 to 12/31/2017	$13.84884	$16.09251	14,411
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$6.90350	$10.43374	769
01/01/2010 to 12/31/2010	$10.43374	$13.17714	4,215
01/01/2011 to 12/31/2011	$13.17714	$13.78398	2,362
01/01/2012 to 12/31/2012	$13.78398	$15.60270	2,957
01/01/2013 to 12/31/2013	$15.60270	$15.79154	4,165
01/01/2014 to 12/31/2014	$15.79154	$20.28799	4,072
01/01/2015 to 12/31/2015	$20.28799	$20.87413	3,667
01/01/2016 to 12/31/2016	$20.87413	$21.47226	5,827
01/01/2017 to 12/31/2017	$21.47226	$22.38901	3,246
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99845	$9.67493	0
01/01/2014 to 12/31/2014	$9.67493	$9.97893	0
01/01/2015 to 12/31/2015	$9.97893	$9.78333	0
01/01/2016 to 12/31/2016	$9.78333	$10.03998	0
01/01/2017 to 04/28/2017	$10.03998	$10.24099	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.45921	$8.91773	32,521
01/01/2010 to 12/31/2010	$8.91773	$9.91745	34,121
01/01/2011 to 12/31/2011	$9.91745	$9.49220	29,657
01/01/2012 to 12/31/2012	$9.49220	$10.58502	35,765
01/01/2013 to 12/31/2013	$10.58502	$12.38466	33,996
01/01/2014 to 12/31/2014	$12.38466	$12.84883	32,069
01/01/2015 to 10/16/2015	$12.84883	$12.79489	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.14912	$8.79176	59,158
01/01/2010 to 12/31/2010	$8.79176	$9.86717	122,916
01/01/2011 to 12/31/2011	$9.86717	$9.53771	106,370
01/01/2012 to 12/31/2012	$9.53771	$10.35497	132,161
01/01/2013 to 12/31/2013	$10.35497	$11.66190	128,615
01/01/2014 to 12/31/2014	$11.66190	$11.80502	108,153
01/01/2015 to 12/31/2015	$11.80502	$11.69967	77,641
01/01/2016 to 12/31/2016	$11.69967	$11.97033	65,713
01/01/2017 to 12/31/2017	$11.97033	$13.68273	72,691
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.73228	287,894
01/01/2013 to 12/31/2013	$10.73228	$13.10969	282,081
01/01/2014 to 12/31/2014	$13.10969	$13.27400	250,519
01/01/2015 to 10/16/2015	$13.27400	$12.69699	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.80048	39,092
01/01/2014 to 12/31/2014	$10.80048	$10.87035	50,429
01/01/2015 to 10/16/2015	$10.87035	$10.35797	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.72102	$8.09735	5,233
01/01/2010 to 12/31/2010	$8.09735	$9.55158	6,010
01/01/2011 to 12/31/2011	$9.55158	$8.90131	4,981
01/01/2012 to 12/31/2012	$8.90131	$11.07650	5,740
01/01/2013 to 12/31/2013	$11.07650	$11.34251	6,964
01/01/2014 to 12/31/2014	$11.34251	$12.68089	6,603
01/01/2015 to 12/31/2015	$12.68089	$12.43322	6,334
01/01/2016 to 12/31/2016	$12.43322	$12.31114	6,419
01/01/2017 to 12/31/2017	$12.31114	$13.39748	6,323
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$8.70655	$11.14229	16,802
01/01/2010 to 12/31/2010	$11.14229	$12.05954	19,798
01/01/2011 to 12/31/2011	$12.05954	$11.36664	14,398
01/01/2012 to 12/31/2012	$11.36664	$13.35906	16,997
01/01/2013 to 12/31/2013	$13.35906	$17.00888	17,944
01/01/2014 to 02/07/2014	$17.00888	$16.72906	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.86039	$8.28115	15,497
01/01/2010 to 12/31/2010	$8.28115	$9.17397	14,804
01/01/2011 to 12/31/2011	$9.17397	$8.50626	12,131
01/01/2012 to 12/31/2012	$8.50626	$9.98923	5,308
01/01/2013 to 12/31/2013	$9.98923	$13.09110	5,072
01/01/2014 to 12/31/2014	$13.09110	$14.53422	4,898
01/01/2015 to 12/31/2015	$14.53422	$13.60408	49,267
01/01/2016 to 12/31/2016	$13.60408	$14.89186	46,318
01/01/2017 to 12/31/2017	$14.89186	$16.03931	26,804
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.60556	$11.55150	21,686
01/01/2010 to 12/31/2010	$11.55150	$13.58365	27,187
01/01/2011 to 12/31/2011	$13.58365	$12.93390	14,769
01/01/2012 to 12/31/2012	$12.93390	$15.18202	17,529
01/01/2013 to 12/31/2013	$15.18202	$19.69518	20,385
01/01/2014 to 12/31/2014	$19.69518	$21.55589	20,032
01/01/2015 to 12/31/2015	$21.55589	$19.95117	22,013
01/01/2016 to 12/31/2016	$19.95117	$19.90208	23,424
01/01/2017 to 12/31/2017	$19.90208	$24.82335	20,305

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.77262	$9.20795	169,953
01/01/2010 to 12/31/2010	$9.20795	$10.08437	246,741
01/01/2011 to 12/31/2011	$10.08437	$9.84640	224,887
01/01/2012 to 12/31/2012	$9.84640	$10.64133	245,096
01/01/2013 to 12/31/2013	$10.64133	$11.46849	225,315
01/01/2014 to 12/31/2014	$11.46849	$11.70945	215,047
01/01/2015 to 12/31/2015	$11.70945	$11.38653	184,616
01/01/2016 to 12/31/2016	$11.38653	$11.76203	174,950
01/01/2017 to 12/31/2017	$11.76203	$12.96113	172,245
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.40079	$9.50032	20,133
01/01/2010 to 12/31/2010	$9.50032	$11.81873	26,327
01/01/2011 to 12/31/2011	$11.81873	$11.74963	16,354
01/01/2012 to 12/31/2012	$11.74963	$13.33932	19,728
01/01/2013 to 12/31/2013	$13.33932	$18.17136	20,367
01/01/2014 to 12/31/2014	$18.17136	$19.11607	20,149
01/01/2015 to 12/31/2015	$19.11607	$17.72888	19,520
01/01/2016 to 12/31/2016	$17.72888	$21.62906	16,712
01/01/2017 to 12/31/2017	$21.62906	$23.81391	21,667
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.51016	$10.38554	4,216
01/01/2010 to 12/31/2010	$10.38554	$10.19444	3,814
01/01/2011 to 12/31/2011	$10.19444	$10.00685	9,408
01/01/2012 to 12/31/2012	$10.00685	$9.82027	6,733
01/01/2013 to 12/31/2013	$9.82027	$9.63721	15,972
01/01/2014 to 12/31/2014	$9.63721	$9.45754	4,768
01/01/2015 to 12/31/2015	$9.45754	$9.28120	3,989
01/01/2016 to 12/31/2016	$9.28120	$9.10865	3,962
01/01/2017 to 12/31/2017	$9.10865	$8.96960	4,578
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.32397	$10.41539	8,617
01/01/2010 to 12/31/2010	$10.41539	$11.60106	8,821
01/01/2011 to 12/31/2011	$11.60106	$11.74628	7,557
01/01/2012 to 12/31/2012	$11.74628	$13.12633	6,923
01/01/2013 to 12/31/2013	$13.12633	$13.80651	6,643
01/01/2014 to 12/31/2014	$13.80651	$13.89564	6,203
01/01/2015 to 12/31/2015	$13.89564	$13.15056	2,958
01/01/2016 to 12/31/2016	$13.15056	$14.89286	2,382
01/01/2017 to 12/31/2017	$14.89286	$15.70790	2,435
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.19286	$7.84723	10,059
01/01/2010 to 12/31/2010	$7.84723	$8.71427	10,566
01/01/2011 to 12/31/2011	$8.71427	$8.19415	1,091
01/01/2012 to 12/31/2012	$8.19415	$9.39903	953
01/01/2013 to 12/31/2013	$9.39903	$12.90063	2,271
01/01/2014 to 12/31/2014	$12.90063	$14.40039	2,148
01/01/2015 to 12/31/2015	$14.40039	$13.02449	2,030
01/01/2016 to 12/31/2016	$13.02449	$15.32414	1,916
01/01/2017 to 12/31/2017	$15.32414	$17.92553	1,961

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$6.12316	$8.02258	11,074
01/01/2010 to 12/31/2010	$8.02258	$9.01442	17,704
01/01/2011 to 12/31/2011	$9.01442	$7.70310	13,585
01/01/2012 to 12/31/2012	$7.70310	$9.09880	14,349
01/01/2013 to 12/31/2013	$9.09880	$10.63067	15,992
01/01/2014 to 12/31/2014	$10.63067	$9.85596	17,403
01/01/2015 to 12/31/2015	$9.85596	$9.97669	15,726
01/01/2016 to 12/31/2016	$9.97669	$9.42122	14,839
01/01/2017 to 12/31/2017	$9.42122	$12.52154	13,703
AST International Value Portfolio
05/01/2009 to 12/31/2009	$6.80863	$8.82960	8,210
01/01/2010 to 12/31/2010	$8.82960	$9.62539	14,616
01/01/2011 to 12/31/2011	$9.62539	$8.26071	11,572
01/01/2012 to 12/31/2012	$8.26071	$9.45839	14,585
01/01/2013 to 12/31/2013	$9.45839	$11.08897	15,914
01/01/2014 to 12/31/2014	$11.08897	$10.15269	16,984
01/01/2015 to 12/31/2015	$10.15269	$10.04476	14,227
01/01/2016 to 12/31/2016	$10.04476	$9.91511	13,103
01/01/2017 to 12/31/2017	$9.91511	$11.95053	12,985
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.75152	$11.69915	0
01/01/2010 to 12/31/2010	$11.69915	$12.72222	0
01/01/2011 to 12/31/2011	$12.72222	$14.03915	734,889
01/01/2012 to 12/31/2012	$14.03915	$15.07214	258,045
01/01/2013 to 12/31/2013	$15.07214	$14.32043	52,353
01/01/2014 to 12/31/2014	$14.32043	$14.99915	50,748
01/01/2015 to 12/31/2015	$14.99915	$14.89212	245,388
01/01/2016 to 12/31/2016	$14.89212	$15.22952	282,827
01/01/2017 to 12/31/2017	$15.22952	$15.59076	124,588
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.25510	$8.86201	51,073
01/01/2010 to 12/31/2010	$8.86201	$9.89847	81,692
01/01/2011 to 12/31/2011	$9.89847	$9.65878	78,604
01/01/2012 to 12/31/2012	$9.65878	$10.76599	95,134
01/01/2013 to 12/31/2013	$10.76599	$12.28543	98,613
01/01/2014 to 12/31/2014	$12.28543	$12.82372	88,945
01/01/2015 to 12/31/2015	$12.82372	$12.45281	89,036
01/01/2016 to 12/31/2016	$12.45281	$12.85872	56,941
01/01/2017 to 12/31/2017	$12.85872	$14.75940	34,110
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$7.85533	$10.55484	27,364
01/01/2010 to 12/31/2010	$10.55484	$11.10084	29,556
01/01/2011 to 12/31/2011	$11.10084	$9.89724	16,203
01/01/2012 to 12/31/2012	$9.89724	$11.84030	8,507
01/01/2013 to 12/31/2013	$11.84030	$13.40435	8,589
01/01/2014 to 12/31/2014	$13.40435	$12.31706	27,297
01/01/2015 to 12/31/2015	$12.31706	$11.74957	30,849
01/01/2016 to 12/31/2016	$11.74957	$11.75379	30,481
01/01/2017 to 12/31/2017	$11.75379	$14.95336	15,959

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.66215	$11.19913	73,978
01/01/2010 to 12/31/2010	$11.19913	$11.79468	48,426
01/01/2011 to 12/31/2011	$11.79468	$11.60212	49,180
01/01/2012 to 12/31/2012	$11.60212	$12.60601	53,878
01/01/2013 to 12/31/2013	$12.60601	$13.73586	36,383
01/01/2014 to 12/31/2014	$13.73586	$14.21417	45,099
01/01/2015 to 12/31/2015	$14.21417	$13.92364	33,313
01/01/2016 to 12/31/2016	$13.92364	$14.18908	26,058
01/01/2017 to 12/31/2017	$14.18908	$15.61599	26,386
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08384	$10.28767	0
01/01/2010 to 12/31/2010	$10.28767	$11.23842	0
01/01/2011 to 12/31/2011	$11.23842	$11.10228	0
01/01/2012 to 12/31/2012	$11.10228	$12.54958	0
01/01/2013 to 12/31/2013	$12.54958	$16.81014	0
01/01/2014 to 12/31/2014	$16.81014	$18.06453	0
01/01/2015 to 12/31/2015	$18.06453	$19.61300	2,118
01/01/2016 to 12/31/2016	$19.61300	$18.96618	741
01/01/2017 to 12/31/2017	$18.96618	$25.28266	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.14869	$9.09565	38,033
01/01/2010 to 12/31/2010	$9.09565	$10.68915	44,092
01/01/2011 to 12/31/2011	$10.68915	$10.39424	22,878
01/01/2012 to 12/31/2012	$10.39424	$11.45130	22,256
01/01/2013 to 12/31/2013	$11.45130	$15.35214	21,596
01/01/2014 to 12/31/2014	$15.35214	$16.66134	39,466
01/01/2015 to 12/31/2015	$16.66134	$17.99738	32,787
01/01/2016 to 12/31/2016	$17.99738	$18.64743	29,755
01/01/2017 to 12/31/2017	$18.64743	$24.33805	34,720
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$9.18892	$11.08201	6,692
01/01/2010 to 12/31/2010	$11.08201	$12.33428	6,398
01/01/2011 to 12/31/2011	$12.33428	$13.33584	5,812
01/01/2012 to 12/31/2012	$13.33584	$13.86283	5,928
01/01/2013 to 12/31/2013	$13.86283	$13.33228	6,020
01/01/2014 to 12/31/2014	$13.33228	$13.91962	8,830
01/01/2015 to 12/31/2015	$13.91962	$13.58024	15,598
01/01/2016 to 12/31/2016	$13.58024	$13.67430	14,707
01/01/2017 to 12/31/2017	$13.67430	$13.86984	19,264
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$8.61571	$11.44852	4,567
01/01/2010 to 12/31/2010	$11.44852	$12.58852	11,176
01/01/2011 to 12/31/2011	$12.58852	$11.96714	5,867
01/01/2012 to 12/31/2012	$11.96714	$14.45384	11,046
01/01/2013 to 12/31/2013	$14.45384	$18.10409	12,567
01/01/2014 to 12/31/2014	$18.10409	$18.41149	14,773
01/01/2015 to 12/31/2015	$18.41149	$17.80334	14,800
01/01/2016 to 12/31/2016	$17.80334	$18.71472	14,304
01/01/2017 to 12/31/2017	$18.71472	$22.74531	15,526

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$8.20290	$9.95377	7,371
01/01/2010 to 12/31/2010	$9.95377	$11.01704	7,855
01/01/2011 to 12/31/2011	$11.01704	$10.74757	6,683
01/01/2012 to 12/31/2012	$10.74757	$12.34872	1,327
01/01/2013 to 12/31/2013	$12.34872	$16.56683	1,193
01/01/2014 to 12/31/2014	$16.56683	$17.67384	1,088
01/01/2015 to 12/31/2015	$17.67384	$18.59801	1,472
01/01/2016 to 12/31/2016	$18.59801	$18.60078	1,286
01/01/2017 to 12/31/2017	$18.60078	$23.86058	1,333
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18849	0
01/01/2013 to 12/31/2013	$10.18849	$13.44856	0
01/01/2014 to 12/31/2014	$13.44856	$14.54628	0
01/01/2015 to 12/31/2015	$14.54628	$14.17185	1,471
01/01/2016 to 12/31/2016	$14.17185	$15.77817	1,580
01/01/2017 to 12/31/2017	$15.77817	$18.16979	13,434
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02836	$10.06695	0
01/01/2012 to 12/31/2012	$10.06695	$10.36040	0
01/01/2013 to 12/31/2013	$10.36040	$9.87920	5,665
01/01/2014 to 12/31/2014	$9.87920	$10.19441	4,829
01/01/2015 to 10/16/2015	$10.19441	$10.14945	0
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.69044	$10.78443	1,654
01/01/2010 to 12/31/2010	$10.78443	$13.61848	1,255
01/01/2011 to 12/31/2011	$13.61848	$13.59037	704
01/01/2012 to 12/31/2012	$13.59037	$14.98812	671
01/01/2013 to 12/31/2013	$14.98812	$19.50534	606
01/01/2014 to 12/31/2014	$19.50534	$20.66130	289
01/01/2015 to 10/16/2015	$20.66130	$21.15039	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.06981	$8.59892	19,993
01/01/2010 to 12/31/2010	$8.59892	$10.14886	24,756
01/01/2011 to 04/29/2011	$10.14886	$11.37547	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.89513	$9.34880	12,468
01/01/2010 to 12/31/2010	$9.34880	$11.32466	18,504
01/01/2011 to 12/31/2011	$11.32466	$10.83771	11,663
01/01/2012 to 12/31/2012	$10.83771	$12.45694	13,801
01/01/2013 to 12/31/2013	$12.45694	$17.36010	13,123
01/01/2014 to 12/31/2014	$17.36010	$19.46415	12,801
01/01/2015 to 12/31/2015	$19.46415	$18.02443	12,120
01/01/2016 to 12/31/2016	$18.02443	$20.91363	18,550
01/01/2017 to 12/31/2017	$20.91363	$23.35481	15,111
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30845	27,511
01/01/2013 to 12/31/2013	$10.30845	$12.02970	26,678
01/01/2014 to 12/31/2014	$12.02970	$12.41205	35,422
01/01/2015 to 12/31/2015	$12.41205	$12.02933	24,746
01/01/2016 to 12/31/2016	$12.02933	$12.31563	20,738
01/01/2017 to 12/31/2017	$12.31563	$14.07992	28,370

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.17479	$9.09942	32,359
01/01/2010 to 12/31/2010	$9.09942	$10.91854	41,589
01/01/2011 to 12/31/2011	$10.91854	$8.54304	29,187
01/01/2012 to 12/31/2012	$8.54304	$9.88663	32,287
01/01/2013 to 12/31/2013	$9.88663	$9.72394	42,005
01/01/2014 to 12/31/2014	$9.72394	$9.09576	42,070
01/01/2015 to 12/31/2015	$9.09576	$7.43308	42,221
01/01/2016 to 12/31/2016	$7.43308	$8.19659	37,026
01/01/2017 to 12/31/2017	$8.19659	$10.16599	35,195
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$9.10263	$10.55805	87,109
01/01/2010 to 12/31/2010	$10.55805	$11.45661	157,813
01/01/2011 to 12/31/2011	$11.45661	$11.35524	152,754
01/01/2012 to 12/31/2012	$11.35524	$12.29917	217,057
01/01/2013 to 12/31/2013	$12.29917	$13.18173	304,081
01/01/2014 to 12/31/2014	$13.18173	$13.68306	218,267
01/01/2015 to 12/31/2015	$13.68306	$13.44709	188,773
01/01/2016 to 12/31/2016	$13.44709	$13.92613	182,548
01/01/2017 to 12/31/2017	$13.92613	$15.05168	142,902
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06686	0
01/01/2012 to 12/31/2012	$10.06686	$10.58122	0
01/01/2013 to 12/31/2013	$10.58122	$10.14377	0
01/01/2014 to 12/31/2014	$10.14377	$10.55797	0
01/01/2015 to 12/31/2015	$10.55797	$10.33332	4,060
01/01/2016 to 12/31/2016	$10.33332	$10.56789	22,950
01/01/2017 to 12/31/2017	$10.56789	$10.95948	6,301
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.74958	$8.22871	194,848
01/01/2010 to 12/31/2010	$8.22871	$9.61112	231,128
01/01/2011 to 12/31/2011	$9.61112	$8.84603	139,885
01/01/2012 to 12/31/2012	$8.84603	$9.80252	178,028
01/01/2013 to 12/31/2013	$9.80252	$11.25762	166,562
01/01/2014 to 12/31/2014	$11.25762	$12.06381	183,533
01/01/2015 to 12/31/2015	$12.06381	$11.76630	363,416
01/01/2016 to 12/31/2016	$11.76630	$12.71301	330,464
01/01/2017 to 12/31/2017	$12.71301	$14.48482	650,017
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.65946	0
01/01/2014 to 12/31/2014	$11.65946	$13.18604	0
01/01/2015 to 12/31/2015	$13.18604	$13.13983	0
01/01/2016 to 12/31/2016	$13.13983	$14.29527	0
01/01/2017 to 12/31/2017	$14.29527	$17.03345	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.49160	$8.26135	0
01/01/2010 to 12/31/2010	$8.26135	$9.32751	0
01/01/2011 to 12/31/2011	$9.32751	$9.47038	0
01/01/2012 to 12/31/2012	$9.47038	$11.04111	0
01/01/2013 to 12/31/2013	$11.04111	$14.34896	1,260
01/01/2014 to 12/31/2014	$14.34896	$16.50528	4,904
01/01/2015 to 12/31/2015	$16.50528	$16.69627	4,988
01/01/2016 to 12/31/2016	$16.69627	$18.81825	4,467
01/01/2017 to 12/31/2017	$18.81825	$22.57768	6,266

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88686	0
01/01/2012 to 12/31/2012	$8.88686	$9.86852	0
01/01/2013 to 12/31/2013	$9.86852	$11.85371	0
01/01/2014 to 12/31/2014	$11.85371	$12.38895	0
01/01/2015 to 12/31/2015	$12.38895	$12.17621	0
01/01/2016 to 12/31/2016	$12.17621	$12.70508	0
01/01/2017 to 12/31/2017	$12.70508	$14.73693	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.46033	$8.88278	62,367
01/01/2010 to 12/31/2010	$8.88278	$9.75608	188,331
01/01/2011 to 12/31/2011	$9.75608	$9.40046	153,263
01/01/2012 to 12/31/2012	$9.40046	$10.17351	178,973
01/01/2013 to 12/31/2013	$10.17351	$11.22577	180,391
01/01/2014 to 12/31/2014	$11.22577	$11.58269	147,680
01/01/2015 to 12/31/2015	$11.58269	$11.34785	169,895
01/01/2016 to 12/31/2016	$11.34785	$11.67290	153,656
01/01/2017 to 12/31/2017	$11.67290	$13.31543	121,385
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$6.77096	$8.32531	98,458
01/01/2010 to 12/31/2010	$8.32531	$9.34197	216,833
01/01/2011 to 12/31/2011	$9.34197	$8.94898	157,873
01/01/2012 to 12/31/2012	$8.94898	$10.17832	200,832
01/01/2013 to 12/31/2013	$10.17832	$11.79258	212,776
01/01/2014 to 12/31/2014	$11.79258	$12.20139	202,331
01/01/2015 to 12/31/2015	$12.20139	$11.90888	318,194
01/01/2016 to 12/31/2016	$11.90888	$12.48411	302,988
01/01/2017 to 04/28/2017	$12.48411	$12.97687	0
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$8.24623	$10.14527	99,514
01/01/2010 to 12/31/2010	$10.14527	$11.13210	203,870
01/01/2011 to 12/31/2011	$11.13210	$10.55553	149,749
01/01/2012 to 12/31/2012	$10.55553	$11.51210	167,144
01/01/2013 to 12/31/2013	$11.51210	$12.92428	172,087
01/01/2014 to 12/31/2014	$12.92428	$13.06839	162,402
01/01/2015 to 10/16/2015	$13.06839	$12.68896	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$7.25161	$9.44657	419
01/01/2010 to 12/31/2010	$9.44657	$12.28759	552
01/01/2011 to 12/31/2011	$12.28759	$10.47763	13,228
01/01/2012 to 12/31/2012	$10.47763	$12.34599	13,532
01/01/2013 to 12/31/2013	$12.34599	$17.06049	13,524
01/01/2014 to 12/31/2014	$17.06049	$17.56956	13,270
01/01/2015 to 12/31/2015	$17.56956	$17.47213	11,465
01/01/2016 to 12/31/2016	$17.47213	$18.46719	10,966
01/01/2017 to 12/31/2017	$18.46719	$23.14222	10,468
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.63863	$8.72427	2,940
01/01/2010 to 12/31/2010	$8.72427	$11.67952	3,581
01/01/2011 to 12/31/2011	$11.67952	$11.34980	2,407
01/01/2012 to 12/31/2012	$11.34980	$12.49402	2,930
01/01/2013 to 12/31/2013	$12.49402	$16.57375	2,319
01/01/2014 to 12/31/2014	$16.57375	$16.88587	2,470
01/01/2015 to 12/31/2015	$16.88587	$16.70121	2,232
01/01/2016 to 12/31/2016	$16.70121	$18.36981	1,719
01/01/2017 to 12/31/2017	$18.36981	$22.33966	2,638

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.67202	$9.96698	2,982
01/01/2010 to 12/31/2010	$9.96698	$12.32368	3,324
01/01/2011 to 12/31/2011	$12.32368	$11.37136	1,159
01/01/2012 to 12/31/2012	$11.37136	$13.18554	1,344
01/01/2013 to 12/31/2013	$13.18554	$17.77929	1,592
01/01/2014 to 12/31/2014	$17.77929	$18.36690	1,753
01/01/2015 to 12/31/2015	$18.36690	$17.24749	1,083
01/01/2016 to 12/31/2016	$17.24749	$21.86978	913
01/01/2017 to 12/31/2017	$21.86978	$23.04000	384
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.69843	$10.53936	203,180
01/01/2010 to 12/31/2010	$10.53936	$11.53594	287,813
01/01/2011 to 12/31/2011	$11.53594	$11.54580	278,077
01/01/2012 to 12/31/2012	$11.54580	$12.85936	311,349
01/01/2013 to 12/31/2013	$12.85936	$14.74391	412,087
01/01/2014 to 12/31/2014	$14.74391	$15.31972	385,167
01/01/2015 to 12/31/2015	$15.31972	$15.04035	372,678
01/01/2016 to 12/31/2016	$15.04035	$15.87403	349,828
01/01/2017 to 12/31/2017	$15.87403	$17.97910	254,257
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$6.28048	$8.03515	30,619
01/01/2010 to 12/31/2010	$8.03515	$8.92968	36,104
01/01/2011 to 12/31/2011	$8.92968	$8.61982	21,960
01/01/2012 to 12/31/2012	$8.61982	$9.91807	19,270
01/01/2013 to 12/31/2013	$9.91807	$12.62254	29,285
01/01/2014 to 12/31/2014	$12.62254	$13.31219	36,820
01/01/2015 to 10/16/2015	$13.31219	$12.32054	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.38445	$9.74439	17,808
01/01/2010 to 12/31/2010	$9.74439	$11.07477	26,220
01/01/2011 to 12/31/2011	$11.07477	$10.68434	18,277
01/01/2012 to 12/31/2012	$10.68434	$12.32839	23,771
01/01/2013 to 12/31/2013	$12.32839	$17.42511	53,822
01/01/2014 to 12/31/2014	$17.42511	$18.52728	58,609
01/01/2015 to 12/31/2015	$18.52728	$19.92422	71,627
01/01/2016 to 12/31/2016	$19.92422	$20.08118	77,995
01/01/2017 to 12/31/2017	$20.08118	$27.17420	29,452
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$7.15979	$9.05722	4,729
01/01/2010 to 12/31/2010	$9.05722	$9.99424	10,725
01/01/2011 to 12/31/2011	$9.99424	$9.75979	6,851
01/01/2012 to 12/31/2012	$9.75979	$10.86104	8,155
01/01/2013 to 12/31/2013	$10.86104	$14.34953	7,628
01/01/2014 to 12/31/2014	$14.34953	$14.30135	7,071
01/01/2015 to 12/31/2015	$14.30135	$13.18364	6,286
01/01/2016 to 12/31/2016	$13.18364	$13.73125	4,767
01/01/2017 to 12/31/2017	$13.73125	$15.70645	5,690

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$9.88124	$13.21257	15,189
01/01/2010 to 12/31/2010	$13.21257	$15.61837	17,006
01/01/2011 to 12/31/2011	$15.61837	$13.04089	11,386
01/01/2012 to 12/31/2012	$13.04089	$13.26007	10,344
01/01/2013 to 12/31/2013	$13.26007	$15.01427	8,162
01/01/2014 to 12/31/2014	$15.01427	$13.50228	6,011
01/01/2015 to 12/31/2015	$13.50228	$10.69926	4,550
01/01/2016 to 12/31/2016	$10.69926	$13.08484	4,074
01/01/2017 to 12/31/2017	$13.08484	$14.16499	4,710
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.04231	$11.14805	7,204
01/01/2010 to 12/31/2010	$11.14805	$11.56854	8,258
01/01/2011 to 12/31/2011	$11.56854	$11.82135	7,397
01/01/2012 to 12/31/2012	$11.82135	$12.20681	7,799
01/01/2013 to 12/31/2013	$12.20681	$11.52960	8,049
01/01/2014 to 12/31/2014	$11.52960	$11.37747	8,867
01/01/2015 to 12/31/2015	$11.37747	$10.64974	6,181
01/01/2016 to 12/31/2016	$10.64974	$10.90705	5,612
01/01/2017 to 12/31/2017	$10.90705	$10.92264	5,560
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.28569	$9.66687	4,858
01/01/2010 to 12/31/2010	$9.66687	$11.72633	5,260
01/01/2011 to 12/31/2011	$11.72633	$11.11083	3,578
01/01/2012 to 12/31/2012	$11.11083	$12.91074	3,835
01/01/2013 to 12/31/2013	$12.91074	$16.77719	2,629
01/01/2014 to 12/31/2014	$16.77719	$18.92898	2,502
01/01/2015 to 12/31/2015	$18.92898	$17.34838	1,987
01/01/2016 to 12/31/2016	$17.34838	$19.40829	4,245
01/01/2017 to 12/31/2017	$19.40829	$22.57689	1,972
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.85099	$8.70257	23,967
01/01/2010 to 12/31/2010	$8.70257	$9.79034	15,158
01/01/2011 to 12/31/2011	$9.79034	$9.27604	14,045
01/01/2012 to 12/31/2012	$9.27604	$10.10482	15,657
01/01/2013 to 12/31/2013	$10.10482	$11.94966	31,767
01/01/2014 to 12/31/2014	$11.94966	$12.37239	36,497
01/01/2015 to 12/31/2015	$12.37239	$12.06497	31,339
01/01/2016 to 12/31/2016	$12.06497	$12.61305	24,184
01/01/2017 to 12/31/2017	$12.61305	$14.06117	6,413
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.42755	$10.16667	52,562
01/01/2010 to 12/31/2010	$10.16667	$10.75520	63,085
01/01/2011 to 12/31/2011	$10.75520	$11.19085	53,550
01/01/2012 to 12/31/2012	$11.19085	$11.84431	48,593
01/01/2013 to 12/31/2013	$11.84431	$11.44990	54,766
01/01/2014 to 12/31/2014	$11.44990	$12.04510	53,476
01/01/2015 to 12/31/2015	$12.04510	$11.96664	46,351
01/01/2016 to 12/31/2016	$11.96664	$12.34881	60,540
01/01/2017 to 12/31/2017	$12.34881	$12.88347	58,944
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$6.63859	$8.46640	264,331
01/01/2010 to 12/31/2010	$8.46640	$9.15945	380,177
01/01/2011 to 12/31/2011	$9.15945	$8.83880	261,590
01/01/2012 to 09/21/2012	$8.83880	$9.88665	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$7.28105	$9.13821	0
01/01/2010 to 12/31/2010	$9.13821	$10.52485	0
01/01/2011 to 12/31/2011	$10.52485	$11.04636	0
01/01/2012 to 12/31/2012	$11.04636	$12.01719	0
01/01/2013 to 12/31/2013	$12.01719	$15.14856	0
01/01/2014 to 12/31/2014	$15.14856	$16.38655	0
01/01/2015 to 12/31/2015	$16.38655	$16.75054	0
01/01/2016 to 12/31/2016	$16.75054	$17.02147	816
01/01/2017 to 12/31/2017	$17.02147	$19.21989	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$7.28936	$9.02631	0
01/01/2010 to 12/31/2010	$9.02631	$10.75277	0
01/01/2011 to 12/31/2011	$10.75277	$11.13296	0
01/01/2012 to 12/31/2012	$11.13296	$13.33945	0
01/01/2013 to 12/31/2013	$13.33945	$18.31002	0
01/01/2014 to 12/31/2014	$18.31002	$20.20767	0
01/01/2015 to 12/31/2015	$20.20767	$20.76082	0
01/01/2016 to 12/31/2016	$20.76082	$21.22743	0
01/01/2017 to 12/31/2017	$21.22743	$24.65917	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$4.52641	$5.94096	0
01/01/2010 to 12/31/2010	$5.94096	$6.46752	0
01/01/2011 to 12/31/2011	$6.46752	$5.46912	0
01/01/2012 to 12/31/2012	$5.46912	$6.69433	0
01/01/2013 to 12/31/2013	$6.69433	$8.67696	0
01/01/2014 to 12/31/2014	$8.67696	$9.61499	0
01/01/2015 to 12/31/2015	$9.61499	$9.29459	1,915
01/01/2016 to 12/31/2016	$9.29459	$10.51915	201
01/01/2017 to 12/31/2017	$10.51915	$12.20137	245
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.60896	$9.76568	0
01/01/2010 to 12/31/2010	$9.76568	$9.85620	0
01/01/2011 to 12/31/2011	$9.85620	$10.65089	0
01/01/2012 to 12/31/2012	$10.65089	$12.27108	0
01/01/2013 to 12/31/2013	$12.27108	$16.83010	0
01/01/2014 to 12/31/2014	$16.83010	$20.43046	0
01/01/2015 to 12/31/2015	$20.43046	$21.05658	0
01/01/2016 to 12/31/2016	$21.05658	$19.82736	96
01/01/2017 to 12/31/2017	$19.82736	$23.52892	123
ProFund VP Industrials
05/01/2009 to 12/31/2009	$5.85686	$7.41364	0
01/01/2010 to 12/31/2010	$7.41364	$9.00330	0
01/01/2011 to 12/31/2011	$9.00330	$8.67801	0
01/01/2012 to 12/31/2012	$8.67801	$9.86134	0
01/01/2013 to 12/31/2013	$9.86134	$13.37320	0
01/01/2014 to 12/31/2014	$13.37320	$13.85579	10,617
01/01/2015 to 12/31/2015	$13.85579	$13.13225	10,617
01/01/2016 to 12/31/2016	$13.13225	$15.14941	10,617
01/01/2017 to 12/31/2017	$15.14941	$18.19785	83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$6.78961	$8.53791	1,458
01/01/2010 to 12/31/2010	$8.53791	$9.48341	1,433
01/01/2011 to 12/31/2011	$9.48341	$9.59816	709
01/01/2012 to 12/31/2012	$9.59816	$10.61681	0
01/01/2013 to 12/31/2013	$10.61681	$13.61385	0
01/01/2014 to 12/31/2014	$13.61385	$15.08713	0
01/01/2015 to 12/31/2015	$15.08713	$15.36194	0
01/01/2016 to 12/31/2016	$15.36194	$15.83231	483
01/01/2017 to 12/31/2017	$15.83231	$19.46780	615
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$5.79280	$7.34149	0
01/01/2010 to 12/31/2010	$7.34149	$8.13357	0
01/01/2011 to 12/31/2011	$8.13357	$7.88003	0
01/01/2012 to 12/31/2012	$7.88003	$8.92535	0
01/01/2013 to 12/31/2013	$8.92535	$11.37720	0
01/01/2014 to 12/31/2014	$11.37720	$12.33461	0
01/01/2015 to 12/31/2015	$12.33461	$11.53151	0
01/01/2016 to 12/31/2016	$11.53151	$13.06339	468
01/01/2017 to 12/31/2017	$13.06339	$14.54273	618
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$6.62098	$8.40241	0
01/01/2010 to 12/31/2010	$8.40241	$10.58907	0
01/01/2011 to 12/31/2011	$10.58907	$10.09124	0
01/01/2012 to 12/31/2012	$10.09124	$11.42578	0
01/01/2013 to 12/31/2013	$11.42578	$14.63546	0
01/01/2014 to 12/31/2014	$14.63546	$15.20866	0
01/01/2015 to 12/31/2015	$15.20866	$14.96737	0
01/01/2016 to 12/31/2016	$14.96737	$16.58032	244
01/01/2017 to 12/31/2017	$16.58032	$19.25079	309
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$6.42910	$8.28919	0
01/01/2010 to 12/31/2010	$8.28919	$9.79829	0
01/01/2011 to 12/31/2011	$9.79829	$9.23856	0
01/01/2012 to 12/31/2012	$9.23856	$10.56774	0
01/01/2013 to 12/31/2013	$10.56774	$13.70591	0
01/01/2014 to 12/31/2014	$13.70591	$14.82027	0
01/01/2015 to 12/31/2015	$14.82027	$13.34771	0
01/01/2016 to 12/31/2016	$13.34771	$16.28797	258
01/01/2017 to 12/31/2017	$16.28797	$17.68076	338
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$4.73304	$6.91515	600
01/01/2010 to 12/31/2010	$6.91515	$8.46186	1,086
01/01/2011 to 12/31/2011	$8.46186	$8.69881	664
01/01/2012 to 12/31/2012	$8.69881	$10.00220	858
01/01/2013 to 12/31/2013	$10.00220	$9.82468	381
01/01/2014 to 12/31/2014	$9.82468	$12.05366	59
01/01/2015 to 12/31/2015	$12.05366	$11.86730	0
01/01/2016 to 12/31/2016	$11.86730	$12.31330	0
01/01/2017 to 12/31/2017	$12.31330	$13.05708	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$6.68731	$8.41852	0
01/01/2010 to 12/31/2010	$8.41852	$10.38693	0
01/01/2011 to 12/31/2011	$10.38693	$10.32414	0
01/01/2012 to 12/31/2012	$10.32414	$11.39586	0
01/01/2013 to 12/31/2013	$11.39586	$15.70439	0
01/01/2014 to 12/31/2014	$15.70439	$15.74638	0
01/01/2015 to 12/31/2015	$15.74638	$15.63394	0
01/01/2016 to 12/31/2016	$15.63394	$18.44774	117
01/01/2017 to 12/31/2017	$18.44774	$20.45254	144
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$6.79040	$8.46946	0
01/01/2010 to 12/31/2010	$8.46946	$10.14864	0
01/01/2011 to 12/31/2011	$10.14864	$9.55113	0
01/01/2012 to 12/31/2012	$9.55113	$10.88707	0
01/01/2013 to 12/31/2013	$10.88707	$14.70929	0
01/01/2014 to 12/31/2014	$14.70929	$15.27422	0
01/01/2015 to 12/31/2015	$15.27422	$13.74850	0
01/01/2016 to 12/31/2016	$13.74850	$17.37561	251
01/01/2017 to 12/31/2017	$17.37561	$18.70854	315
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$7.03080	$7.64346	0
01/01/2010 to 12/31/2010	$7.64346	$8.67756	0
01/01/2011 to 12/31/2011	$8.67756	$8.67508	0
01/01/2012 to 12/31/2012	$8.67508	$9.91918	0
01/01/2013 to 12/31/2013	$9.91918	$10.90914	0
01/01/2014 to 12/31/2014	$10.90914	$10.76635	0
01/01/2015 to 12/31/2015	$10.76635	$10.72630	0
01/01/2016 to 12/31/2016	$10.72630	$12.80663	0
01/01/2017 to 12/31/2017	$12.80663	$12.30155	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$6.52883	$7.82890	1,649
01/01/2010 to 12/31/2010	$7.82890	$8.14003	1,609
01/01/2011 to 12/31/2011	$8.14003	$9.38722	1,666
01/01/2012 to 12/31/2012	$9.38722	$9.22480	2,021
01/01/2013 to 12/31/2013	$9.22480	$10.25797	2,116
01/01/2014 to 12/31/2014	$10.25797	$12.67249	0
01/01/2015 to 12/31/2015	$12.67249	$11.63994	0
01/01/2016 to 12/31/2016	$11.63994	$13.14563	1,080
01/01/2017 to 12/31/2017	$13.14563	$14.27383	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, or HDLT5 Only OR HAV and HD GRO OR HD GRO 60 bps (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.72459	$7.82811	1,567,491
01/01/2009 to 12/31/2009	$7.82811	$9.53480	1,612,808
01/01/2010 to 12/31/2010	$9.53480	$10.45610	1,593,182
01/01/2011 to 12/31/2011	$10.45610	$9.96902	1,428,681
01/01/2012 to 12/31/2012	$9.96902	$10.99065	1,370,628
01/01/2013 to 12/31/2013	$10.99065	$11.83821	1,270,176
01/01/2014 to 12/31/2014	$11.83821	$12.03742	1,176,948
01/01/2015 to 12/31/2015	$12.03742	$11.41023	1,053,761
01/01/2016 to 12/31/2016	$11.41023	$11.88411	1,006,391
01/01/2017 to 12/31/2017	$11.88411	$13.10515	900,312
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.39463	$7.83393	185,867
01/01/2009 to 12/31/2009	$7.83393	$9.68309	176,178
01/01/2010 to 12/31/2010	$9.68309	$10.78380	185,034
01/01/2011 to 12/31/2011	$10.78380	$10.57416	172,136
01/01/2012 to 12/31/2012	$10.57416	$11.76991	182,253
01/01/2013 to 12/31/2013	$11.76991	$13.43650	188,573
01/01/2014 to 12/31/2014	$13.43650	$13.96394	192,892
01/01/2015 to 12/31/2015	$13.96394	$13.78651	172,858
01/01/2016 to 12/31/2016	$13.78651	$14.46318	176,409
01/01/2017 to 12/31/2017	$14.46318	$16.56430	161,345
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.53005	$7.36892	0
01/01/2009 to 12/31/2009	$7.36892	$8.50008	1,219
01/01/2010 to 12/31/2010	$8.50008	$9.47802	849
01/01/2011 to 12/31/2011	$9.47802	$9.61485	540
01/01/2012 to 05/04/2012	$9.61485	$10.43222	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.60445	0
01/01/2014 to 12/31/2014	$11.60445	$12.86266	0
01/01/2015 to 12/31/2015	$12.86266	$12.81561	0
01/01/2016 to 12/31/2016	$12.81561	$13.89616	0
01/01/2017 to 12/31/2017	$13.89616	$16.62401	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.59528	$8.09712	895,906
01/01/2009 to 12/31/2009	$8.09712	$9.77820	1,656,995
01/01/2010 to 12/31/2010	$9.77820	$10.75644	1,549,530
01/01/2011 to 12/31/2011	$10.75644	$10.40750	1,394,327
01/01/2012 to 12/31/2012	$10.40750	$11.46480	1,298,098
01/01/2013 to 12/31/2013	$11.46480	$13.21068	1,156,227
01/01/2014 to 12/31/2014	$13.21068	$13.78283	1,071,133
01/01/2015 to 12/31/2015	$13.78283	$13.56359	981,872
01/01/2016 to 12/31/2016	$13.56359	$14.12196	883,742
01/01/2017 to 12/31/2017	$14.12196	$15.89406	802,564

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99772	$9.14094	488,534
01/01/2012 to 12/31/2012	$9.14094	$10.01761	466,328
01/01/2013 to 12/31/2013	$10.01761	$10.87643	445,952
01/01/2014 to 12/31/2014	$10.87643	$11.17417	419,931
01/01/2015 to 12/31/2015	$11.17417	$10.61583	396,513
01/01/2016 to 12/31/2016	$10.61583	$11.12173	388,832
01/01/2017 to 12/31/2017	$11.12173	$12.26744	382,643
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99829	$10.47054	0
01/01/2014 to 12/31/2014	$10.47054	$10.62217	0
01/01/2015 to 12/31/2015	$10.62217	$10.43202	0
01/01/2016 to 12/31/2016	$10.43202	$10.86653	0
01/01/2017 to 04/28/2017	$10.86653	$11.23824	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.65907	$10.55615	0
01/01/2009 to 12/31/2009	$10.55615	$11.39668	1,189
01/01/2010 to 12/31/2010	$11.39668	$11.59752	718
01/01/2011 to 12/31/2011	$11.59752	$11.61472	557
01/01/2012 to 12/31/2012	$11.61472	$11.90963	599
01/01/2013 to 12/31/2013	$11.90963	$11.41093	161
01/01/2014 to 12/31/2014	$11.41093	$11.16527	0
01/01/2015 to 12/31/2015	$11.16527	$10.98841	0
01/01/2016 to 12/31/2016	$10.98841	$10.93911	0
01/01/2017 to 12/31/2017	$10.93911	$10.89772	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.89859	$10.43321	0
01/01/2009 to 12/31/2009	$10.43321	$11.90738	26,799
01/01/2010 to 12/31/2010	$11.90738	$12.56259	24,343
01/01/2011 to 12/31/2011	$12.56259	$12.69567	16,545
01/01/2012 to 12/31/2012	$12.69567	$13.59329	19,049
01/01/2013 to 12/31/2013	$13.59329	$13.06915	2,873
01/01/2014 to 12/31/2014	$13.06915	$13.34194	10,829
01/01/2015 to 12/31/2015	$13.34194	$12.79195	1,201
01/01/2016 to 12/31/2016	$12.79195	$13.05920	609
01/01/2017 to 12/31/2017	$13.05920	$13.34924	502
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99886	$9.35356	0
01/01/2010 to 12/31/2010	$9.35356	$10.13009	0
01/01/2011 to 12/31/2011	$10.13009	$10.87842	0
01/01/2012 to 12/31/2012	$10.87842	$11.09802	0
01/01/2013 to 12/31/2013	$11.09802	$10.79490	0
01/01/2014 to 12/31/2014	$10.79490	$10.62178	0
01/01/2015 to 12/31/2015	$10.62178	$10.37931	0
01/01/2016 to 12/31/2016	$10.37931	$10.21315	0
01/01/2017 to 01/03/2017	$10.21315	$10.20801	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99830	$12.00560	0
01/01/2009 to 12/31/2009	$12.00560	$11.04716	0
01/01/2010 to 12/31/2010	$11.04716	$12.03026	0
01/01/2011 to 12/31/2011	$12.03026	$13.38327	0
01/01/2012 to 12/31/2012	$13.38327	$13.85687	0
01/01/2013 to 12/31/2013	$13.85687	$13.14522	0
01/01/2014 to 12/31/2014	$13.14522	$13.21761	0
01/01/2015 to 12/31/2015	$13.21761	$13.05071	0
01/01/2016 to 12/31/2016	$13.05071	$12.98841	0
01/01/2017 to 12/31/2017	$12.98841	$12.81245	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99830	$12.07427	0
01/01/2009 to 12/31/2009	$12.07427	$10.91522	0
01/01/2010 to 12/31/2010	$10.91522	$11.90528	0
01/01/2011 to 12/31/2011	$11.90528	$13.52335	0
01/01/2012 to 12/31/2012	$13.52335	$14.02085	0
01/01/2013 to 12/31/2013	$14.02085	$13.06896	0
01/01/2014 to 12/31/2014	$13.06896	$13.34595	0
01/01/2015 to 12/31/2015	$13.34595	$13.21140	0
01/01/2016 to 12/31/2016	$13.21140	$13.12748	0
01/01/2017 to 12/31/2017	$13.12748	$12.95576	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99886	$8.76579	0
01/01/2010 to 12/31/2010	$8.76579	$9.60243	23,064
01/01/2011 to 12/31/2011	$9.60243	$11.16178	0
01/01/2012 to 12/31/2012	$11.16178	$11.62262	0
01/01/2013 to 12/31/2013	$11.62262	$10.64181	0
01/01/2014 to 12/31/2014	$10.64181	$11.06489	0
01/01/2015 to 12/31/2015	$11.06489	$11.00279	0
01/01/2016 to 12/31/2016	$11.00279	$10.98783	0
01/01/2017 to 12/31/2017	$10.98783	$10.85766	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99772	$10.97956	46,018
01/01/2011 to 12/31/2011	$10.97956	$12.93718	207,955
01/01/2012 to 12/31/2012	$12.93718	$13.53150	59,541
01/01/2013 to 12/31/2013	$13.53150	$12.32531	0
01/01/2014 to 12/31/2014	$12.32531	$12.99903	0
01/01/2015 to 12/31/2015	$12.99903	$12.95877	0
01/01/2016 to 12/31/2016	$12.95877	$12.95100	0
01/01/2017 to 12/31/2017	$12.95100	$12.88571	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99829	$11.98927	71,599
01/01/2012 to 12/31/2012	$11.98927	$12.42891	164,701
01/01/2013 to 12/31/2013	$12.42891	$10.98697	0
01/01/2014 to 12/31/2014	$10.98697	$11.87687	0
01/01/2015 to 12/31/2015	$11.87687	$11.87638	0
01/01/2016 to 12/31/2016	$11.87638	$11.84514	0
01/01/2017 to 12/31/2017	$11.84514	$11.78407	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99773	$10.37175	41,507
01/01/2013 to 12/31/2013	$10.37175	$9.12226	433,441
01/01/2014 to 12/31/2014	$9.12226	$10.06206	170,906
01/01/2015 to 12/31/2015	$10.06206	$10.12194	19,230
01/01/2016 to 12/31/2016	$10.12194	$10.10372	19,221
01/01/2017 to 12/31/2017	$10.10372	$10.06427	19,210

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99886	$8.72663	64,843
01/01/2014 to 12/31/2014	$8.72663	$9.79423	85,816
01/01/2015 to 12/31/2015	$9.79423	$9.86530	11,903
01/01/2016 to 12/31/2016	$9.86530	$9.84699	11,903
01/01/2017 to 12/31/2017	$9.84699	$9.80732	11,903
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99886	$11.27345	1,267
01/01/2015 to 12/31/2015	$11.27345	$11.26217	169,508
01/01/2016 to 12/31/2016	$11.26217	$11.30362	0
01/01/2017 to 12/31/2017	$11.30362	$11.27426	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99886	$9.91185	10,837
01/01/2016 to 12/31/2016	$9.91185	$9.91004	110,149
01/01/2017 to 12/31/2017	$9.91004	$9.94169	81,870
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99773	$9.85367	47,363
01/01/2017 to 12/31/2017	$9.85367	$9.91065	32,230
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99772	$10.01039	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14506	$10.29482	0
01/01/2010 to 12/31/2010	$10.29482	$11.46695	0
01/01/2011 to 12/31/2011	$11.46695	$10.57191	394
01/01/2012 to 12/31/2012	$10.57191	$11.72442	423
01/01/2013 to 12/31/2013	$11.72442	$15.09252	114
01/01/2014 to 12/31/2014	$15.09252	$16.29953	0
01/01/2015 to 12/31/2015	$16.29953	$15.20359	0
01/01/2016 to 12/31/2016	$15.20359	$16.93837	0
01/01/2017 to 04/28/2017	$16.93837	$17.52405	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.96972	$7.62723	1,534,827
01/01/2009 to 12/31/2009	$7.62723	$9.36253	1,332,703
01/01/2010 to 12/31/2010	$9.36253	$10.39654	1,300,845
01/01/2011 to 12/31/2011	$10.39654	$9.93585	1,254,162
01/01/2012 to 12/31/2012	$9.93585	$11.06664	1,212,296
01/01/2013 to 12/31/2013	$11.06664	$13.29740	1,167,345
01/01/2014 to 12/31/2014	$13.29740	$13.93497	1,044,894
01/01/2015 to 12/31/2015	$13.93497	$13.72108	949,633
01/01/2016 to 12/31/2016	$13.72108	$14.35830	885,575
01/01/2017 to 12/31/2017	$14.35830	$16.57979	807,580
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99829	$11.62173	0
01/01/2014 to 12/31/2014	$11.62173	$12.93188	0
01/01/2015 to 12/31/2015	$12.93188	$12.21352	0
01/01/2016 to 12/31/2016	$12.21352	$13.74454	0
01/01/2017 to 12/31/2017	$13.74454	$15.94013	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.57515	$7.99901	0
01/01/2009 to 12/31/2009	$7.99901	$10.33588	2,237
01/01/2010 to 12/31/2010	$10.33588	$13.02810	2,600
01/01/2011 to 12/31/2011	$13.02810	$13.60150	1,302
01/01/2012 to 12/31/2012	$13.60150	$15.36585	1,626
01/01/2013 to 12/31/2013	$15.36585	$15.52133	161
01/01/2014 to 12/31/2014	$15.52133	$19.90176	186
01/01/2015 to 12/31/2015	$19.90176	$20.43665	108
01/01/2016 to 12/31/2016	$20.43665	$20.98115	35
01/01/2017 to 12/31/2017	$20.98115	$21.83415	64
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.44487	$8.63406	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99829	$9.66203	0
01/01/2014 to 12/31/2014	$9.66203	$9.94616	0
01/01/2015 to 12/31/2015	$9.94616	$9.73210	0
01/01/2016 to 12/31/2016	$9.73210	$9.96790	0
01/01/2017 to 04/28/2017	$9.96790	$10.16102	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10349	$7.48594	0
01/01/2009 to 12/31/2009	$7.48594	$8.88862	0
01/01/2010 to 12/31/2010	$8.88862	$9.86581	0
01/01/2011 to 12/31/2011	$9.86581	$9.42431	0
01/01/2012 to 12/31/2012	$9.42431	$10.48872	0
01/01/2013 to 12/31/2013	$10.48872	$12.24792	0
01/01/2014 to 12/31/2014	$12.24792	$12.68202	0
01/01/2015 to 10/16/2015	$12.68202	$12.60919	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.21183	$7.19391	201,709
01/01/2009 to 12/31/2009	$7.19391	$8.72643	227,201
01/01/2010 to 12/31/2010	$8.72643	$9.77460	234,352
01/01/2011 to 12/31/2011	$9.77460	$9.42980	192,497
01/01/2012 to 12/31/2012	$9.42980	$10.21781	191,557
01/01/2013 to 12/31/2013	$10.21781	$11.48490	191,929
01/01/2014 to 12/31/2014	$11.48490	$11.60311	184,850
01/01/2015 to 12/31/2015	$11.60311	$11.47701	172,561
01/01/2016 to 12/31/2016	$11.47701	$11.71956	168,934
01/01/2017 to 12/31/2017	$11.71956	$13.37005	168,591
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99830	$7.45903	0
01/01/2009 to 11/13/2009	$7.45903	$8.31266	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.71807	33,688
01/01/2013 to 12/31/2013	$10.71807	$13.06664	15,126
01/01/2014 to 12/31/2014	$13.06664	$13.20457	20,331
01/01/2015 to 10/16/2015	$13.20457	$12.61095	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99829	$10.78599	2,297
01/01/2014 to 12/31/2014	$10.78599	$10.83448	1,252
01/01/2015 to 10/16/2015	$10.83448	$10.30782	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17497	$6.10196	0
01/01/2009 to 12/31/2009	$6.10196	$8.07411	0
01/01/2010 to 12/31/2010	$8.07411	$9.50539	0
01/01/2011 to 12/31/2011	$9.50539	$8.84098	0
01/01/2012 to 12/31/2012	$8.84098	$10.97977	0
01/01/2013 to 12/31/2013	$10.97977	$11.22143	0
01/01/2014 to 12/31/2014	$11.22143	$12.52097	0
01/01/2015 to 12/31/2015	$12.52097	$12.25238	0
01/01/2016 to 12/31/2016	$12.25238	$12.10839	0
01/01/2017 to 12/31/2017	$12.10839	$13.15114	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.89443	$7.54319	0
01/01/2009 to 12/31/2009	$7.54319	$11.03769	426
01/01/2010 to 12/31/2010	$11.03769	$11.92291	326
01/01/2011 to 12/31/2011	$11.92291	$11.21585	223
01/01/2012 to 12/31/2012	$11.21585	$13.15596	245
01/01/2013 to 12/31/2013	$13.15596	$16.71752	0
01/01/2014 to 02/07/2014	$16.71752	$16.43911	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.09783	$7.02744	0
01/01/2009 to 12/31/2009	$7.02744	$8.20364	0
01/01/2010 to 12/31/2010	$8.20364	$9.07038	0
01/01/2011 to 12/31/2011	$9.07038	$8.39373	0
01/01/2012 to 12/31/2012	$8.39373	$9.83764	0
01/01/2013 to 12/31/2013	$9.83764	$12.86734	0
01/01/2014 to 12/31/2014	$12.86734	$14.25765	0
01/01/2015 to 12/31/2015	$14.25765	$13.31904	0
01/01/2016 to 12/31/2016	$13.31904	$14.55128	0
01/01/2017 to 12/31/2017	$14.55128	$15.64193	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.82556	$7.43719	0
01/01/2009 to 12/31/2009	$7.43719	$11.44320	13,553
01/01/2010 to 12/31/2010	$11.44320	$13.42997	10,514
01/01/2011 to 12/31/2011	$13.42997	$12.76247	6,268
01/01/2012 to 12/31/2012	$12.76247	$14.95130	7,570
01/01/2013 to 12/31/2013	$14.95130	$19.35785	1,301
01/01/2014 to 12/31/2014	$19.35785	$21.14527	2,279
01/01/2015 to 12/31/2015	$21.14527	$19.53282	280
01/01/2016 to 12/31/2016	$19.53282	$19.44653	222
01/01/2017 to 12/31/2017	$19.44653	$24.20790	420
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08916	$7.59473	0
01/01/2009 to 12/31/2009	$7.59473	$9.17789	18,916
01/01/2010 to 12/31/2010	$9.17789	$10.03174	18,311
01/01/2011 to 12/31/2011	$10.03174	$9.77586	15,895
01/01/2012 to 12/31/2012	$9.77586	$10.54431	17,907
01/01/2013 to 12/31/2013	$10.54431	$11.34169	2,763
01/01/2014 to 12/31/2014	$11.34169	$11.55729	13,984
01/01/2015 to 12/31/2015	$11.55729	$11.21656	0
01/01/2016 to 12/31/2016	$11.21656	$11.56375	0
01/01/2017 to 12/31/2017	$11.56375	$12.71779	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03318	$7.62514	0
01/01/2009 to 12/31/2009	$7.62514	$9.47334	4,234
01/01/2010 to 12/31/2010	$9.47334	$11.76216	4,055
01/01/2011 to 12/31/2011	$11.76216	$11.67054	2,319
01/01/2012 to 12/31/2012	$11.67054	$13.22351	3,051
01/01/2013 to 12/31/2013	$13.22351	$17.97855	453
01/01/2014 to 12/31/2014	$17.97855	$18.87619	608
01/01/2015 to 12/31/2015	$18.87619	$17.47208	367
01/01/2016 to 12/31/2016	$17.47208	$21.27432	251
01/01/2017 to 12/31/2017	$21.27432	$23.37765	530
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.45961	$10.50151	0
01/01/2009 to 12/31/2009	$10.50151	$10.31087	1,620
01/01/2010 to 12/31/2010	$10.31087	$10.10136	1,320
01/01/2011 to 12/31/2011	$10.10136	$9.89610	931
01/01/2012 to 12/31/2012	$9.89610	$9.69320	1,155
01/01/2013 to 12/31/2013	$9.69320	$9.49385	0
01/01/2014 to 12/31/2014	$9.49385	$9.29857	1,107
01/01/2015 to 12/31/2015	$9.29857	$9.10725	664
01/01/2016 to 12/31/2016	$9.10725	$8.92039	535
01/01/2017 to 12/31/2017	$8.92039	$8.76703	1,242
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.65661	$7.77122	0
01/01/2009 to 12/31/2009	$7.77122	$10.31751	5,150
01/01/2010 to 12/31/2010	$10.31751	$11.46953	3,559
01/01/2011 to 12/31/2011	$11.46953	$11.59051	2,308
01/01/2012 to 12/31/2012	$11.59051	$12.92677	2,750
01/01/2013 to 12/31/2013	$12.92677	$13.56992	300
01/01/2014 to 12/31/2014	$13.56992	$13.63079	270
01/01/2015 to 12/31/2015	$13.63079	$12.87463	166
01/01/2016 to 12/31/2016	$12.87463	$14.55201	121
01/01/2017 to 12/31/2017	$14.55201	$15.31843	261
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.59635	$6.64525	0
01/01/2009 to 12/31/2009	$6.64525	$7.77344	0
01/01/2010 to 12/31/2010	$7.77344	$8.61549	0
01/01/2011 to 12/31/2011	$8.61549	$8.08549	0
01/01/2012 to 12/31/2012	$8.08549	$9.25614	0
01/01/2013 to 12/31/2013	$9.25614	$12.67955	0
01/01/2014 to 12/31/2014	$12.67955	$14.12596	0
01/01/2015 to 12/31/2015	$14.12596	$12.75117	0
01/01/2016 to 12/31/2016	$12.75117	$14.97305	0
01/01/2017 to 12/31/2017	$14.97305	$17.48073	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.33211	$6.01096	0
01/01/2009 to 12/31/2009	$6.01096	$7.96493	4,501
01/01/2010 to 12/31/2010	$7.96493	$8.93213	5,917
01/01/2011 to 12/31/2011	$8.93213	$7.61791	2,729
01/01/2012 to 12/31/2012	$7.61791	$8.98064	3,740
01/01/2013 to 12/31/2013	$8.98064	$10.47211	803
01/01/2014 to 12/31/2014	$10.47211	$9.68999	727
01/01/2015 to 12/31/2015	$9.68999	$9.78946	445
01/01/2016 to 12/31/2016	$9.78946	$9.22632	153
01/01/2017 to 12/31/2017	$9.22632	$12.23861	228

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.50545	$6.85844	0
01/01/2009 to 12/31/2009	$6.85844	$8.76614	0
01/01/2010 to 12/31/2010	$8.76614	$9.53741	1,470
01/01/2011 to 12/31/2011	$9.53741	$8.16907	1,035
01/01/2012 to 12/31/2012	$8.16907	$9.33514	1,321
01/01/2013 to 12/31/2013	$9.33514	$10.92299	272
01/01/2014 to 12/31/2014	$10.92299	$9.98112	695
01/01/2015 to 12/31/2015	$9.98112	$9.85571	431
01/01/2016 to 12/31/2016	$9.85571	$9.70954	151
01/01/2017 to 12/31/2017	$9.70954	$11.67998	237
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11168	$7.11981	1,226
01/01/2009 to 12/31/2009	$7.11981	$8.83303	1,226
01/01/2010 to 12/31/2010	$8.83303	$9.84678	1,226
01/01/2011 to 12/31/2011	$9.84678	$9.58958	1,226
01/01/2012 to 12/31/2012	$9.58958	$10.66782	2,341
01/01/2013 to 12/31/2013	$10.66782	$12.14959	2,341
01/01/2014 to 12/31/2014	$12.14959	$12.65695	1,115
01/01/2015 to 12/31/2015	$12.65695	$12.26671	1,114
01/01/2016 to 12/31/2016	$12.26671	$12.64179	1,114
01/01/2017 to 12/31/2017	$12.64179	$14.48202	1,060
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.68437	$7.85645	0
01/01/2009 to 12/31/2009	$7.85645	$10.45584	6,768
01/01/2010 to 12/31/2010	$10.45584	$10.97517	6,187
01/01/2011 to 12/31/2011	$10.97517	$9.76606	3,856
01/01/2012 to 12/31/2012	$9.76606	$11.66046	4,921
01/01/2013 to 12/31/2013	$11.66046	$13.17496	583
01/01/2014 to 12/31/2014	$13.17496	$12.08258	833
01/01/2015 to 12/31/2015	$12.08258	$11.50325	517
01/01/2016 to 12/31/2016	$11.50325	$11.48475	417
01/01/2017 to 12/31/2017	$11.48475	$14.58247	765
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.50472	$9.28305	85,317
01/01/2009 to 12/31/2009	$9.28305	$11.09414	121,124
01/01/2010 to 12/31/2010	$11.09414	$11.66131	134,319
01/01/2011 to 12/31/2011	$11.66131	$11.44852	120,324
01/01/2012 to 12/31/2012	$11.44852	$12.41462	123,775
01/01/2013 to 12/31/2013	$12.41462	$13.50070	126,968
01/01/2014 to 12/31/2014	$13.50070	$13.94341	135,995
01/01/2015 to 12/31/2015	$13.94341	$13.63170	130,676
01/01/2016 to 12/31/2016	$13.63170	$13.86445	114,480
01/01/2017 to 12/31/2017	$13.86445	$15.22891	115,548
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08368	$10.28503	0
01/01/2010 to 12/31/2010	$10.28503	$11.21345	0
01/01/2011 to 12/31/2011	$11.21345	$11.05588	0
01/01/2012 to 12/31/2012	$11.05588	$12.47267	0
01/01/2013 to 12/31/2013	$12.47267	$16.67447	0
01/01/2014 to 12/31/2014	$16.67447	$17.88370	0
01/01/2015 to 12/31/2015	$17.88370	$19.37861	0
01/01/2016 to 12/31/2016	$19.37861	$18.70295	0
01/01/2017 to 12/31/2017	$18.70295	$24.88317	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.84853	$7.08969	0
01/01/2009 to 12/31/2009	$7.08969	$9.01029	6,703
01/01/2010 to 12/31/2010	$9.01029	$10.56815	3,717
01/01/2011 to 12/31/2011	$10.56815	$10.25660	3,328
01/01/2012 to 12/31/2012	$10.25660	$11.27751	3,436
01/01/2013 to 12/31/2013	$11.27751	$15.08966	1,240
01/01/2014 to 12/31/2014	$15.08966	$16.34435	2,870
01/01/2015 to 12/31/2015	$16.34435	$17.62051	93
01/01/2016 to 12/31/2016	$17.62051	$18.22131	71
01/01/2017 to 12/31/2017	$18.22131	$23.73545	126
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.07795	$8.32703	0
01/01/2009 to 12/31/2009	$8.32703	$10.97791	0
01/01/2010 to 12/31/2010	$10.97791	$12.19444	0
01/01/2011 to 12/31/2011	$12.19444	$13.15893	0
01/01/2012 to 12/31/2012	$13.15893	$13.65206	0
01/01/2013 to 12/31/2013	$13.65206	$13.10375	0
01/01/2014 to 12/31/2014	$13.10375	$13.65416	0
01/01/2015 to 12/31/2015	$13.65416	$13.29519	0
01/01/2016 to 12/31/2016	$13.29519	$13.36125	0
01/01/2017 to 12/31/2017	$13.36125	$13.52592	0
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.61948	$8.80501	0
01/01/2009 to 12/31/2009	$8.80501	$11.34102	0
01/01/2010 to 12/31/2010	$11.34102	$12.44586	0
01/01/2011 to 12/31/2011	$12.44586	$11.80835	0
01/01/2012 to 12/31/2012	$11.80835	$14.23420	0
01/01/2013 to 12/31/2013	$14.23420	$17.79409	0
01/01/2014 to 12/31/2014	$17.79409	$18.06082	0
01/01/2015 to 12/31/2015	$18.06082	$17.43014	0
01/01/2016 to 12/31/2016	$17.43014	$18.28664	0
01/01/2017 to 12/31/2017	$18.28664	$22.18173	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.98213	$8.09894	0
01/01/2009 to 12/31/2009	$8.09894	$9.86031	2,710
01/01/2010 to 12/31/2010	$9.86031	$10.89230	2,251
01/01/2011 to 12/31/2011	$10.89230	$10.60519	1,110
01/01/2012 to 12/31/2012	$10.60519	$12.16130	1,492
01/01/2013 to 12/31/2013	$12.16130	$16.28339	0
01/01/2014 to 12/31/2014	$16.28339	$17.33759	0
01/01/2015 to 12/31/2015	$17.33759	$18.20849	0
01/01/2016 to 12/31/2016	$18.20849	$18.17571	0
01/01/2017 to 12/31/2017	$18.17571	$23.26981	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18113	0
01/01/2013 to 12/31/2013	$10.18113	$13.41252	0
01/01/2014 to 12/31/2014	$13.41252	$14.47891	0
01/01/2015 to 12/31/2015	$14.47891	$14.07852	0
01/01/2016 to 12/31/2016	$14.07852	$15.64359	0
01/01/2017 to 12/31/2017	$15.64359	$17.97957	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02820	$10.06356	0
01/01/2012 to 12/31/2012	$10.06356	$10.33649	0
01/01/2013 to 12/31/2013	$10.33649	$9.83704	0
01/01/2014 to 12/31/2014	$9.83704	$10.13089	0
01/01/2015 to 10/16/2015	$10.13089	$10.07055	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.10271	$8.40416	0
01/01/2009 to 12/31/2009	$8.40416	$10.68337	725
01/01/2010 to 12/31/2010	$10.68337	$13.46448	496
01/01/2011 to 12/31/2011	$13.46448	$13.41030	305
01/01/2012 to 12/31/2012	$13.41030	$14.76040	362
01/01/2013 to 12/31/2013	$14.76040	$19.17136	0
01/01/2014 to 12/31/2014	$19.17136	$20.26774	239
01/01/2015 to 10/16/2015	$20.26774	$20.71527	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.60892	$7.09593	0
01/01/2009 to 12/31/2009	$7.09593	$8.51811	0
01/01/2010 to 12/31/2010	$8.51811	$10.03388	0
01/01/2011 to 04/29/2011	$10.03388	$11.23937	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.88823	$6.72310	0
01/01/2009 to 12/31/2009	$6.72310	$9.26118	0
01/01/2010 to 12/31/2010	$9.26118	$11.19660	0
01/01/2011 to 12/31/2011	$11.19660	$10.69416	0
01/01/2012 to 12/31/2012	$10.69416	$12.26785	0
01/01/2013 to 12/31/2013	$12.26785	$17.06311	0
01/01/2014 to 12/31/2014	$17.06311	$19.09368	0
01/01/2015 to 12/31/2015	$19.09368	$17.64669	0
01/01/2016 to 12/31/2016	$17.64669	$20.43551	0
01/01/2017 to 12/31/2017	$20.43551	$22.77639	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29470	755
01/01/2013 to 12/31/2013	$10.29470	$11.99016	0
01/01/2014 to 12/31/2014	$11.99016	$12.34700	0
01/01/2015 to 12/31/2015	$12.34700	$11.94281	4,994
01/01/2016 to 12/31/2016	$11.94281	$12.20316	4,631
01/01/2017 to 12/31/2017	$12.20316	$13.92414	4,313
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10104	$5.56343	0
01/01/2009 to 12/31/2009	$5.56343	$9.07348	9,006
01/01/2010 to 12/31/2010	$9.07348	$10.86611	9,479
01/01/2011 to 12/31/2011	$10.86611	$8.48537	4,560
01/01/2012 to 12/31/2012	$8.48537	$9.80073	6,477
01/01/2013 to 12/31/2013	$9.80073	$9.62049	770
01/01/2014 to 12/31/2014	$9.62049	$8.98130	1,444
01/01/2015 to 12/31/2015	$8.98130	$7.32505	1,076
01/01/2016 to 12/31/2016	$7.32505	$8.06165	688
01/01/2017 to 12/31/2017	$8.06165	$9.97918	1,280

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.29724	$8.90875	295,553
01/01/2009 to 12/31/2009	$8.90875	$10.47389	380,695
01/01/2010 to 12/31/2010	$10.47389	$11.34306	390,743
01/01/2011 to 12/31/2011	$11.34306	$11.22072	401,647
01/01/2012 to 12/31/2012	$11.22072	$12.12964	414,041
01/01/2013 to 12/31/2013	$12.12964	$12.97458	403,443
01/01/2014 to 12/31/2014	$12.97458	$13.44166	368,595
01/01/2015 to 12/31/2015	$13.44166	$13.18401	327,053
01/01/2016 to 12/31/2016	$13.18401	$13.62692	269,026
01/01/2017 to 12/31/2017	$13.62692	$14.69944	242,314
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01821	$10.06345	0
01/01/2012 to 12/31/2012	$10.06345	$10.55681	0
01/01/2013 to 12/31/2013	$10.55681	$10.10047	0
01/01/2014 to 12/31/2014	$10.10047	$10.49223	0
01/01/2015 to 12/31/2015	$10.49223	$10.24893	0
01/01/2016 to 12/31/2016	$10.24893	$10.46115	0
01/01/2017 to 12/31/2017	$10.46115	$10.82756	0
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.40006	$6.61982	197,532
01/01/2009 to 12/31/2009	$6.61982	$8.16779	203,840
01/01/2010 to 12/31/2010	$8.16779	$9.52139	214,824
01/01/2011 to 12/31/2011	$9.52139	$8.74633	190,966
01/01/2012 to 12/31/2012	$8.74633	$9.67312	199,158
01/01/2013 to 12/31/2013	$9.67312	$11.08717	214,948
01/01/2014 to 12/31/2014	$11.08717	$11.85788	228,333
01/01/2015 to 12/31/2015	$11.85788	$11.54281	238,237
01/01/2016 to 12/31/2016	$11.54281	$12.44712	229,677
01/01/2017 to 12/31/2017	$12.44712	$14.15425	242,636
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99829	$11.64391	0
01/01/2014 to 12/31/2014	$11.64391	$13.14256	0
01/01/2015 to 12/31/2015	$13.14256	$13.07086	0
01/01/2016 to 12/31/2016	$13.07086	$14.19239	0
01/01/2017 to 12/31/2017	$14.19239	$16.87775	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.42738	$6.85882	0
01/01/2009 to 12/31/2009	$6.85882	$8.18377	0
01/01/2010 to 12/31/2010	$8.18377	$9.22175	0
01/01/2011 to 12/31/2011	$9.22175	$9.34460	0
01/01/2012 to 12/31/2012	$9.34460	$10.87307	0
01/01/2013 to 12/31/2013	$10.87307	$14.10290	0
01/01/2014 to 12/31/2014	$14.10290	$16.19051	0
01/01/2015 to 12/31/2015	$16.19051	$16.34572	0
01/01/2016 to 12/31/2016	$16.34572	$18.38720	0
01/01/2017 to 12/31/2017	$18.38720	$22.01764	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99829	$8.87518	0
01/01/2012 to 12/31/2012	$8.87518	$9.83606	0
01/01/2013 to 12/31/2013	$9.83606	$11.79145	0
01/01/2014 to 12/31/2014	$11.79145	$12.29971	0
01/01/2015 to 12/31/2015	$12.29971	$12.06485	0
01/01/2016 to 12/31/2016	$12.06485	$12.56437	0
01/01/2017 to 12/31/2017	$12.56437	$14.54526	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08098	$7.32618	0
01/01/2009 to 12/31/2009	$7.32618	$8.85373	19,485
01/01/2010 to 12/31/2010	$8.85373	$9.70515	15,059
01/01/2011 to 12/31/2011	$9.70515	$9.33306	10,889
01/01/2012 to 12/31/2012	$9.33306	$10.08071	11,025
01/01/2013 to 12/31/2013	$10.08071	$11.10147	1,654
01/01/2014 to 12/31/2014	$11.10147	$11.43195	1,586
01/01/2015 to 12/31/2015	$11.43195	$11.17820	1,944
01/01/2016 to 12/31/2016	$11.17820	$11.47598	1,704
01/01/2017 to 12/31/2017	$11.47598	$13.06514	1,602
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09916	$6.67900	5,329
01/01/2009 to 12/31/2009	$6.67900	$8.29803	13,851
01/01/2010 to 12/31/2010	$8.29803	$9.29309	11,332
01/01/2011 to 12/31/2011	$9.29309	$8.88479	10,261
01/01/2012 to 12/31/2012	$8.88479	$10.08559	10,461
01/01/2013 to 12/31/2013	$10.08559	$11.66215	6,817
01/01/2014 to 12/31/2014	$11.66215	$12.04284	8,936
01/01/2015 to 12/31/2015	$12.04284	$11.73112	49,449
01/01/2016 to 12/31/2016	$11.73112	$12.27382	48,793
01/01/2017 to 04/28/2017	$12.27382	$12.75016	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.77871	$8.05326	11,247
01/01/2009 to 12/31/2009	$8.05326	$10.04994	51,127
01/01/2010 to 12/31/2010	$10.04994	$11.00596	87,222
01/01/2011 to 12/31/2011	$11.00596	$10.41555	68,916
01/01/2012 to 12/31/2012	$10.41555	$11.33714	67,120
01/01/2013 to 12/31/2013	$11.33714	$12.70300	54,350
01/01/2014 to 12/31/2014	$12.70300	$12.81942	51,868
01/01/2015 to 10/16/2015	$12.81942	$12.42790	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.15347	$7.20232	0
01/01/2009 to 12/31/2009	$7.20232	$9.35819	1,833
01/01/2010 to 12/31/2010	$9.35819	$12.14893	1,207
01/01/2011 to 12/31/2011	$12.14893	$10.33909	879
01/01/2012 to 12/31/2012	$10.33909	$12.15880	990
01/01/2013 to 12/31/2013	$12.15880	$16.76899	0
01/01/2014 to 12/31/2014	$16.76899	$17.23549	619
01/01/2015 to 12/31/2015	$17.23549	$17.10622	351
01/01/2016 to 12/31/2016	$17.10622	$18.04513	266
01/01/2017 to 12/31/2017	$18.04513	$22.56927	503
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.37389	$6.60424	0
01/01/2009 to 12/31/2009	$6.60424	$8.66167	4,275
01/01/2010 to 12/31/2010	$8.66167	$11.57313	4,072
01/01/2011 to 12/31/2011	$11.57313	$11.22445	1,988
01/01/2012 to 12/31/2012	$11.22445	$12.33177	2,709
01/01/2013 to 12/31/2013	$12.33177	$16.32652	619
01/01/2014 to 12/31/2014	$16.32652	$16.60132	0
01/01/2015 to 12/31/2015	$16.60132	$16.38754	0
01/01/2016 to 12/31/2016	$16.38754	$17.98963	0
01/01/2017 to 12/31/2017	$17.98963	$21.83471	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.53147	$7.93778	0
01/01/2009 to 12/31/2009	$7.93778	$9.87372	795
01/01/2010 to 12/31/2010	$9.87372	$12.18462	480
01/01/2011 to 12/31/2011	$12.18462	$11.22104	935
01/01/2012 to 12/31/2012	$11.22104	$12.98572	1,005
01/01/2013 to 12/31/2013	$12.98572	$17.47572	271
01/01/2014 to 12/31/2014	$17.47572	$18.01797	0
01/01/2015 to 12/31/2015	$18.01797	$16.88678	0
01/01/2016 to 12/31/2016	$16.88678	$21.37056	0
01/01/2017 to 12/31/2017	$21.37056	$22.47005	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.83890	$8.58696	64,147
01/01/2009 to 12/31/2009	$8.58696	$10.44044	162,911
01/01/2010 to 12/31/2010	$10.44044	$11.40523	179,662
01/01/2011 to 12/31/2011	$11.40523	$11.39261	152,830
01/01/2012 to 12/31/2012	$11.39261	$12.66397	155,529
01/01/2013 to 12/31/2013	$12.66397	$14.49143	122,188
01/01/2014 to 12/31/2014	$14.49143	$15.02799	109,143
01/01/2015 to 12/31/2015	$15.02799	$14.72504	95,852
01/01/2016 to 12/31/2016	$14.72504	$15.51088	83,645
01/01/2017 to 12/31/2017	$15.51088	$17.53345	93,937
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.53367	$6.56465	0
01/01/2009 to 12/31/2009	$6.56465	$7.95961	0
01/01/2010 to 12/31/2010	$7.95961	$8.82843	0
01/01/2011 to 12/31/2011	$8.82843	$8.50532	0
01/01/2012 to 12/31/2012	$8.50532	$9.76716	0
01/01/2013 to 12/31/2013	$9.76716	$12.40611	0
01/01/2014 to 12/31/2014	$12.40611	$13.05825	0
01/01/2015 to 10/16/2015	$13.05825	$12.06675	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.06414	$6.44027	0
01/01/2009 to 12/31/2009	$6.44027	$9.67446	0
01/01/2010 to 12/31/2010	$9.67446	$10.97370	0
01/01/2011 to 12/31/2011	$10.97370	$10.56605	619
01/01/2012 to 12/31/2012	$10.56605	$12.16792	665
01/01/2013 to 12/31/2013	$12.16792	$17.16472	179
01/01/2014 to 12/31/2014	$17.16472	$18.21468	0
01/01/2015 to 12/31/2015	$18.21468	$19.54971	0
01/01/2016 to 12/31/2016	$19.54971	$19.66524	0
01/01/2017 to 12/31/2017	$19.66524	$26.55954	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.61442	$7.74619	0
01/01/2009 to 12/31/2009	$7.74619	$8.97205	5,041
01/01/2010 to 12/31/2010	$8.97205	$9.88094	2,821
01/01/2011 to 12/31/2011	$9.88094	$9.63030	2,402
01/01/2012 to 12/31/2012	$9.63030	$10.69602	2,532
01/01/2013 to 12/31/2013	$10.69602	$14.10381	973
01/01/2014 to 12/31/2014	$14.10381	$14.02892	1,969
01/01/2015 to 12/31/2015	$14.02892	$12.90716	0
01/01/2016 to 12/31/2016	$12.90716	$13.41716	0
01/01/2017 to 12/31/2017	$13.41716	$15.31718	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.26734	$8.94784	0
01/01/2009 to 12/31/2009	$8.94784	$13.08863	4,378
01/01/2010 to 12/31/2010	$13.08863	$15.44154	6,187
01/01/2011 to 12/31/2011	$15.44154	$12.86799	2,764
01/01/2012 to 12/31/2012	$12.86799	$13.05869	3,814
01/01/2013 to 12/31/2013	$13.05869	$14.75729	392
01/01/2014 to 12/31/2014	$14.75729	$13.24514	740
01/01/2015 to 12/31/2015	$13.24514	$10.47492	579
01/01/2016 to 12/31/2016	$10.47492	$12.78553	177
01/01/2017 to 12/31/2017	$12.78553	$13.81395	309
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.52457	$10.05707	0
01/01/2009 to 12/31/2009	$10.05707	$11.04358	3,089
01/01/2010 to 12/31/2010	$11.04358	$11.43770	2,435
01/01/2011 to 12/31/2011	$11.43770	$11.66490	1,648
01/01/2012 to 12/31/2012	$11.66490	$12.02165	1,956
01/01/2013 to 12/31/2013	$12.02165	$11.33244	0
01/01/2014 to 12/31/2014	$11.33244	$11.16110	1,892
01/01/2015 to 12/31/2015	$11.16110	$10.42667	1,190
01/01/2016 to 12/31/2016	$10.42667	$10.65772	958
01/01/2017 to 12/31/2017	$10.65772	$10.65213	2,124
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.61648	$7.03962	0
01/01/2009 to 12/31/2009	$7.03962	$9.57597	0
01/01/2010 to 12/31/2010	$9.57597	$11.59338	0
01/01/2011 to 12/31/2011	$11.59338	$10.96336	0
01/01/2012 to 12/31/2012	$10.96336	$12.71430	0
01/01/2013 to 12/31/2013	$12.71430	$16.48947	0
01/01/2014 to 12/31/2014	$16.48947	$18.56790	0
01/01/2015 to 12/31/2015	$18.56790	$16.98403	0
01/01/2016 to 12/31/2016	$16.98403	$18.96366	0
01/01/2017 to 12/31/2017	$18.96366	$22.01657	0
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.15039	$6.86312	0
01/01/2009 to 12/31/2009	$6.86312	$8.63315	47,184
01/01/2010 to 12/31/2010	$8.63315	$9.69323	40,775
01/01/2011 to 12/31/2011	$9.69323	$9.16607	22,526
01/01/2012 to 12/31/2012	$9.16607	$9.96542	24,555
01/01/2013 to 12/31/2013	$9.96542	$11.76171	23,512
01/01/2014 to 12/31/2014	$11.76171	$12.15390	32,540
01/01/2015 to 12/31/2015	$12.15390	$11.82859	30,386
01/01/2016 to 12/31/2016	$11.82859	$12.34173	27,320
01/01/2017 to 12/31/2017	$12.34173	$13.73175	31,300
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97440	$9.26017	0
01/01/2009 to 12/31/2009	$9.26017	$10.12450	0
01/01/2010 to 12/31/2010	$10.12450	$10.68951	1,264
01/01/2011 to 12/31/2011	$10.68951	$11.10080	429
01/01/2012 to 12/31/2012	$11.10080	$11.72585	618
01/01/2013 to 12/31/2013	$11.72585	$11.31310	126
01/01/2014 to 12/31/2014	$11.31310	$11.87791	588
01/01/2015 to 12/31/2015	$11.87791	$11.77748	367
01/01/2016 to 12/31/2016	$11.77748	$12.12977	118
01/01/2017 to 12/31/2017	$12.12977	$12.63040	216

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07800	$6.62440	4,018
01/01/2009 to 12/31/2009	$6.62440	$8.43880	38,984
01/01/2010 to 12/31/2010	$8.43880	$9.11172	38,950
01/01/2011 to 12/31/2011	$9.11172	$8.77538	29,302
01/01/2012 to 09/21/2012	$8.77538	$9.80179	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08888	$7.64977	0
01/01/2009 to 12/31/2009	$7.64977	$9.10826	0
01/01/2010 to 12/31/2010	$9.10826	$10.46983	0
01/01/2011 to 12/31/2011	$10.46983	$10.96726	0
01/01/2012 to 12/31/2012	$10.96726	$11.90760	0
01/01/2013 to 12/31/2013	$11.90760	$14.98106	0
01/01/2014 to 12/31/2014	$14.98106	$16.17354	0
01/01/2015 to 12/31/2015	$16.17354	$16.50038	0
01/01/2016 to 12/31/2016	$16.50038	$16.73466	0
01/01/2017 to 12/31/2017	$16.73466	$18.85911	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26789	$7.02240	0
01/01/2009 to 12/31/2009	$7.02240	$8.99671	0
01/01/2010 to 12/31/2010	$8.99671	$10.69651	0
01/01/2011 to 12/31/2011	$10.69651	$11.05307	0
01/01/2012 to 12/31/2012	$11.05307	$13.21772	0
01/01/2013 to 12/31/2013	$13.21772	$18.10741	0
01/01/2014 to 12/31/2014	$18.10741	$19.94475	0
01/01/2015 to 12/31/2015	$19.94475	$20.45054	0
01/01/2016 to 12/31/2016	$20.45054	$20.86931	0
01/01/2017 to 12/31/2017	$20.86931	$24.19577	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38558	$5.25699	0
01/01/2009 to 12/31/2009	$5.25699	$5.92152	0
01/01/2010 to 12/31/2010	$5.92152	$6.43365	0
01/01/2011 to 12/31/2011	$6.43365	$5.42982	703
01/01/2012 to 12/31/2012	$5.42982	$6.63308	756
01/01/2013 to 12/31/2013	$6.63308	$8.58077	203
01/01/2014 to 12/31/2014	$8.58077	$9.48981	0
01/01/2015 to 12/31/2015	$9.48981	$9.15568	0
01/01/2016 to 12/31/2016	$9.15568	$10.34179	0
01/01/2017 to 12/31/2017	$10.34179	$11.97211	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15181	$8.31252	0
01/01/2009 to 12/31/2009	$8.31252	$9.73373	0
01/01/2010 to 12/31/2010	$9.73373	$9.80468	0
01/01/2011 to 12/31/2011	$9.80468	$10.57454	700
01/01/2012 to 12/31/2012	$10.57454	$12.15913	753
01/01/2013 to 12/31/2013	$12.15913	$16.64400	203
01/01/2014 to 12/31/2014	$16.64400	$20.16511	0
01/01/2015 to 12/31/2015	$20.16511	$20.74242	0
01/01/2016 to 12/31/2016	$20.74242	$19.49335	0
01/01/2017 to 12/31/2017	$19.49335	$23.08748	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16531	$6.07949	0
01/01/2009 to 12/31/2009	$6.07949	$7.38932	0
01/01/2010 to 12/31/2010	$7.38932	$8.95612	0
01/01/2011 to 12/31/2011	$8.95612	$8.61558	0
01/01/2012 to 12/31/2012	$8.61558	$9.77130	0
01/01/2013 to 12/31/2013	$9.77130	$13.22525	0
01/01/2014 to 12/31/2014	$13.22525	$13.67558	0
01/01/2015 to 12/31/2015	$13.67558	$12.93608	0
01/01/2016 to 12/31/2016	$12.93608	$14.89400	0
01/01/2017 to 12/31/2017	$14.89400	$17.85615	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11054	$6.69736	0
01/01/2009 to 12/31/2009	$6.69736	$8.51005	2,729
01/01/2010 to 12/31/2010	$8.51005	$9.43387	1,647
01/01/2011 to 12/31/2011	$9.43387	$9.52935	1,262
01/01/2012 to 12/31/2012	$9.52935	$10.52001	1,357
01/01/2013 to 12/31/2013	$10.52001	$13.46336	365
01/01/2014 to 12/31/2014	$13.46336	$14.89119	0
01/01/2015 to 12/31/2015	$14.89119	$15.13284	0
01/01/2016 to 12/31/2016	$15.13284	$15.56568	0
01/01/2017 to 12/31/2017	$15.56568	$19.10254	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24132	$6.25380	0
01/01/2009 to 12/31/2009	$6.25380	$7.31738	0
01/01/2010 to 12/31/2010	$7.31738	$8.09105	0
01/01/2011 to 12/31/2011	$8.09105	$7.82346	0
01/01/2012 to 12/31/2012	$7.82346	$8.84385	0
01/01/2013 to 12/31/2013	$8.84385	$11.25131	0
01/01/2014 to 12/31/2014	$11.25131	$12.17415	0
01/01/2015 to 12/31/2015	$12.17415	$11.35905	0
01/01/2016 to 12/31/2016	$11.35905	$12.84293	0
01/01/2017 to 12/31/2017	$12.84293	$14.26941	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07232	$6.18199	0
01/01/2009 to 12/31/2009	$6.18199	$8.37491	932
01/01/2010 to 12/31/2010	$8.37491	$10.53374	562
01/01/2011 to 12/31/2011	$10.53374	$10.01888	429
01/01/2012 to 12/31/2012	$10.01888	$11.32177	462
01/01/2013 to 12/31/2013	$11.32177	$14.47394	124
01/01/2014 to 12/31/2014	$14.47394	$15.01137	0
01/01/2015 to 12/31/2015	$15.01137	$14.74424	0
01/01/2016 to 12/31/2016	$14.74424	$16.30121	0
01/01/2017 to 12/31/2017	$16.30121	$18.88979	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18830	$6.44572	0
01/01/2009 to 12/31/2009	$6.44572	$8.26226	0
01/01/2010 to 12/31/2010	$8.26226	$9.74747	0
01/01/2011 to 12/31/2011	$9.74747	$9.17262	0
01/01/2012 to 12/31/2012	$9.17262	$10.47165	0
01/01/2013 to 12/31/2013	$10.47165	$13.55469	0
01/01/2014 to 12/31/2014	$13.55469	$14.62801	0
01/01/2015 to 12/31/2015	$14.62801	$13.14869	0
01/01/2016 to 12/31/2016	$13.14869	$16.01375	0
01/01/2017 to 12/31/2017	$16.01375	$17.34924	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25880	$5.50234	0
01/01/2009 to 12/31/2009	$5.50234	$6.89260	0
01/01/2010 to 12/31/2010	$6.89260	$8.41782	0
01/01/2011 to 12/31/2011	$8.41782	$8.63656	0
01/01/2012 to 12/31/2012	$8.63656	$9.91107	0
01/01/2013 to 12/31/2013	$9.91107	$9.71611	0
01/01/2014 to 12/31/2014	$9.71611	$11.89704	0
01/01/2015 to 12/31/2015	$11.89704	$11.69009	0
01/01/2016 to 12/31/2016	$11.69009	$12.10574	0
01/01/2017 to 12/31/2017	$12.10574	$12.81187	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11344	$6.79014	0
01/01/2009 to 12/31/2009	$6.79014	$8.39089	0
01/01/2010 to 12/31/2010	$8.39089	$10.33254	0
01/01/2011 to 12/31/2011	$10.33254	$10.24997	0
01/01/2012 to 12/31/2012	$10.24997	$11.29179	0
01/01/2013 to 12/31/2013	$11.29179	$15.53056	0
01/01/2014 to 12/31/2014	$15.53056	$15.54156	0
01/01/2015 to 12/31/2015	$15.54156	$15.40039	0
01/01/2016 to 12/31/2016	$15.40039	$18.13673	0
01/01/2017 to 12/31/2017	$18.13673	$20.06858	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22844	$7.15855	0
01/01/2009 to 12/31/2009	$7.15855	$8.44181	0
01/01/2010 to 12/31/2010	$8.44181	$10.09576	0
01/01/2011 to 12/31/2011	$10.09576	$9.48274	0
01/01/2012 to 12/31/2012	$9.48274	$10.78788	0
01/01/2013 to 12/31/2013	$10.78788	$14.54699	0
01/01/2014 to 12/31/2014	$14.54699	$15.07615	0
01/01/2015 to 12/31/2015	$15.07615	$13.54361	0
01/01/2016 to 12/31/2016	$13.54361	$17.08318	0
01/01/2017 to 12/31/2017	$17.08318	$18.35771	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27802	$7.24797	0
01/01/2009 to 12/31/2009	$7.24797	$7.61851	0
01/01/2010 to 12/31/2010	$7.61851	$8.63243	0
01/01/2011 to 12/31/2011	$8.63243	$8.61317	0
01/01/2012 to 12/31/2012	$8.61317	$9.82906	0
01/01/2013 to 12/31/2013	$9.82906	$10.78878	0
01/01/2014 to 12/31/2014	$10.78878	$10.62668	0
01/01/2015 to 12/31/2015	$10.62668	$10.56644	0
01/01/2016 to 12/31/2016	$10.56644	$12.59114	0
01/01/2017 to 12/31/2017	$12.59114	$12.07097	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09847	$7.19472	0
01/01/2009 to 12/31/2009	$7.19472	$7.80329	0
01/01/2010 to 12/31/2010	$7.80329	$8.09752	0
01/01/2011 to 12/31/2011	$8.09752	$9.32008	0
01/01/2012 to 12/31/2012	$9.32008	$9.14088	0
01/01/2013 to 12/31/2013	$9.14088	$10.14482	0
01/01/2014 to 12/31/2014	$10.14482	$12.50810	0
01/01/2015 to 12/31/2015	$12.50810	$11.46643	0
01/01/2016 to 12/31/2016	$11.46643	$12.92455	0
01/01/2017 to 12/31/2017	$12.92455	$14.00626	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.68877	$7.79271	333,079
01/01/2009 to 12/31/2009	$7.79271	$9.47766	310,818
01/01/2010 to 12/31/2010	$9.47766	$10.37822	298,352
01/01/2011 to 12/31/2011	$10.37822	$9.88032	285,686
01/01/2012 to 12/31/2012	$9.88032	$10.87687	270,819
01/01/2013 to 12/31/2013	$10.87687	$11.69852	230,217
01/01/2014 to 12/31/2014	$11.69852	$11.87790	220,327
01/01/2015 to 12/31/2015	$11.87790	$11.24248	206,277
01/01/2016 to 12/31/2016	$11.24248	$11.69226	185,175
01/01/2017 to 12/31/2017	$11.69226	$12.87480	171,954
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.36459	$7.80171	46,791
01/01/2009 to 12/31/2009	$7.80171	$9.62915	47,549
01/01/2010 to 12/31/2010	$9.62915	$10.70809	47,062
01/01/2011 to 12/31/2011	$10.70809	$10.48454	45,027
01/01/2012 to 12/31/2012	$10.48454	$11.65298	43,458
01/01/2013 to 12/31/2013	$11.65298	$13.28346	36,437
01/01/2014 to 12/31/2014	$13.28346	$13.78454	35,383
01/01/2015 to 12/31/2015	$13.78454	$13.58938	34,924
01/01/2016 to 12/31/2016	$13.58938	$14.23548	33,798
01/01/2017 to 12/31/2017	$14.23548	$16.27973	29,666
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.48262	$7.32789	0
01/01/2009 to 12/31/2009	$7.32789	$8.44044	0
01/01/2010 to 12/31/2010	$8.44044	$9.39776	0
01/01/2011 to 12/31/2011	$9.39776	$9.51953	0
01/01/2012 to 05/04/2012	$9.51953	$10.32353	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.56011	$8.06061	150,333
01/01/2009 to 12/31/2009	$8.06061	$9.71989	157,636
01/01/2010 to 12/31/2010	$9.71989	$10.67667	150,273
01/01/2011 to 12/31/2011	$10.67667	$10.31523	143,347
01/01/2012 to 12/31/2012	$10.31523	$11.34646	136,824
01/01/2013 to 12/31/2013	$11.34646	$13.05510	130,435
01/01/2014 to 12/31/2014	$13.05510	$13.60049	118,542
01/01/2015 to 12/31/2015	$13.60049	$13.36449	112,386
01/01/2016 to 12/31/2016	$13.36449	$13.89432	107,901
01/01/2017 to 12/31/2017	$13.89432	$15.61497	97,248
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99756	$9.13191	74,151
01/01/2012 to 12/31/2012	$9.13191	$9.99296	74,023
01/01/2013 to 12/31/2013	$9.99296	$10.83380	73,861
01/01/2014 to 12/31/2014	$10.83380	$11.11408	73,437
01/01/2015 to 12/31/2015	$11.11408	$10.54337	73,280
01/01/2016 to 12/31/2016	$10.54337	$11.02957	72,463
01/01/2017 to 12/31/2017	$11.02957	$12.14802	63,906

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99817	$10.46009	0
01/01/2014 to 12/31/2014	$10.46009	$10.59593	0
01/01/2015 to 12/31/2015	$10.59593	$10.39099	0
01/01/2016 to 12/31/2016	$10.39099	$10.80793	0
01/01/2017 to 04/28/2017	$10.80793	$11.17230	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.61523	$10.49732	0
01/01/2009 to 12/31/2009	$10.49732	$11.31653	0
01/01/2010 to 12/31/2010	$11.31653	$11.49897	0
01/01/2011 to 12/31/2011	$11.49897	$11.49917	0
01/01/2012 to 12/31/2012	$11.49917	$11.77377	0
01/01/2013 to 12/31/2013	$11.77377	$11.26437	0
01/01/2014 to 12/31/2014	$11.26437	$11.00598	0
01/01/2015 to 12/31/2015	$11.00598	$10.81574	0
01/01/2016 to 12/31/2016	$10.81574	$10.75124	0
01/01/2017 to 12/31/2017	$10.75124	$10.69420	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.87171	$10.39223	0
01/01/2009 to 12/31/2009	$10.39223	$11.84329	0
01/01/2010 to 12/31/2010	$11.84329	$12.47663	0
01/01/2011 to 12/31/2011	$12.47663	$12.59042	0
01/01/2012 to 12/31/2012	$12.59042	$13.46070	0
01/01/2013 to 12/31/2013	$13.46070	$12.92255	0
01/01/2014 to 12/31/2014	$12.92255	$13.17297	0
01/01/2015 to 12/31/2015	$13.17297	$12.61153	0
01/01/2016 to 12/31/2016	$12.61153	$12.85612	0
01/01/2017 to 12/31/2017	$12.85612	$13.12239	0
AST Bond Portfolio 2016
05/01/2009* to 12/31/2009	$9.93817	$9.60041	0
01/01/2010 to 12/31/2010	$9.60041	$10.38216	0
01/01/2011 to 12/31/2011	$10.38216	$11.13290	0
01/01/2012 to 12/31/2012	$11.13290	$11.34091	0
01/01/2013 to 12/31/2013	$11.34091	$11.01490	0
01/01/2014 to 12/31/2014	$11.01490	$10.82225	0
01/01/2015 to 12/31/2015	$10.82225	$10.55976	0
01/01/2016 to 12/31/2016	$10.55976	$10.37568	0
01/01/2017 to 01/03/2017	$10.37568	$10.37029	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92260	$9.66626	0
01/01/2010 to 12/31/2010	$9.66626	$10.51104	0
01/01/2011 to 12/31/2011	$10.51104	$11.67616	0
01/01/2012 to 12/31/2012	$11.67616	$12.07152	0
01/01/2013 to 12/31/2013	$12.07152	$11.43481	0
01/01/2014 to 12/31/2014	$11.43481	$11.48095	0
01/01/2015 to 12/31/2015	$11.48095	$11.31930	0
01/01/2016 to 12/31/2016	$11.31930	$11.24885	0
01/01/2017 to 12/31/2017	$11.24885	$11.08037	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90537	$9.56715	0
01/01/2010 to 12/31/2010	$9.56715	$10.41967	0
01/01/2011 to 12/31/2011	$10.41967	$11.81852	0
01/01/2012 to 12/31/2012	$11.81852	$12.23524	0
01/01/2013 to 12/31/2013	$12.23524	$11.38790	0
01/01/2014 to 12/31/2014	$11.38790	$11.61219	0
01/01/2015 to 12/31/2015	$11.61219	$11.47826	0
01/01/2016 to 12/31/2016	$11.47826	$11.38857	0
01/01/2017 to 12/31/2017	$11.38857	$11.22342	0
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88409	$9.24236	0
01/01/2010 to 12/31/2010	$9.24236	$10.10963	0
01/01/2011 to 12/31/2011	$10.10963	$11.73410	0
01/01/2012 to 12/31/2012	$11.73410	$12.20077	0
01/01/2013 to 12/31/2013	$12.20077	$11.15482	0
01/01/2014 to 12/31/2014	$11.15482	$11.58131	0
01/01/2015 to 12/31/2015	$11.58131	$11.49928	0
01/01/2016 to 12/31/2016	$11.49928	$11.46676	0
01/01/2017 to 12/31/2017	$11.46676	$11.31442	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99756	$10.96344	0
01/01/2011 to 12/31/2011	$10.96344	$12.89923	0
01/01/2012 to 12/31/2012	$12.89923	$13.47203	0
01/01/2013 to 12/31/2013	$13.47203	$12.25318	0
01/01/2014 to 12/31/2014	$12.25318	$12.90403	0
01/01/2015 to 12/31/2015	$12.90403	$12.84514	0
01/01/2016 to 12/31/2016	$12.84514	$12.81854	0
01/01/2017 to 12/31/2017	$12.81854	$12.73526	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99817	$11.97169	0
01/01/2012 to 12/31/2012	$11.97169	$12.39242	0
01/01/2013 to 12/31/2013	$12.39242	$10.93851	0
01/01/2014 to 12/31/2014	$10.93851	$11.80707	0
01/01/2015 to 12/31/2015	$11.80707	$11.78935	0
01/01/2016 to 12/31/2016	$11.78935	$11.74108	0
01/01/2017 to 12/31/2017	$11.74108	$11.66344	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99757	$10.35646	0
01/01/2013 to 12/31/2013	$10.35646	$9.09549	0
01/01/2014 to 12/31/2014	$9.09549	$10.01785	0
01/01/2015 to 12/31/2015	$10.01785	$10.06263	0
01/01/2016 to 12/31/2016	$10.06263	$10.02975	0
01/01/2017 to 12/31/2017	$10.02975	$9.97587	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99878	$8.71387	0
01/01/2014 to 12/31/2014	$8.71387	$9.76561	0
01/01/2015 to 12/31/2015	$9.76561	$9.82198	0
01/01/2016 to 12/31/2016	$9.82198	$9.78934	0
01/01/2017 to 12/31/2017	$9.78934	$9.73558	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99878	$11.25691	0
01/01/2015 to 12/31/2015	$11.25691	$11.22918	0
01/01/2016 to 12/31/2016	$11.22918	$11.25394	0
01/01/2017 to 12/31/2017	$11.25394	$11.20832	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99878	$9.89735	0
01/01/2016 to 12/31/2016	$9.89735	$9.88100	0
01/01/2017 to 12/31/2017	$9.88100	$9.89803	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99757	$9.83922	0
01/01/2017 to 12/31/2017	$9.83922	$9.88152	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99756	$9.99571	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14494	$10.29281	0
01/01/2010 to 12/31/2010	$10.29281	$11.44781	0
01/01/2011 to 12/31/2011	$11.44781	$10.53872	0
01/01/2012 to 12/31/2012	$10.53872	$11.67038	0
01/01/2013 to 12/31/2013	$11.67038	$15.00093	0
01/01/2014 to 12/31/2014	$15.00093	$16.17688	0
01/01/2015 to 12/31/2015	$16.17688	$15.06698	0
01/01/2016 to 12/31/2016	$15.06698	$16.76168	0
01/01/2017 to 04/28/2017	$16.76168	$17.33296	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.93342	$7.59294	196,185
01/01/2009 to 12/31/2009	$7.59294	$9.30688	209,267
01/01/2010 to 12/31/2010	$9.30688	$10.31961	167,220
01/01/2011 to 12/31/2011	$10.31961	$9.84787	162,561
01/01/2012 to 12/31/2012	$9.84787	$10.95243	143,150
01/01/2013 to 12/31/2013	$10.95243	$13.14089	138,668
01/01/2014 to 12/31/2014	$13.14089	$13.75064	138,136
01/01/2015 to 12/31/2015	$13.75064	$13.51979	137,972
01/01/2016 to 12/31/2016	$13.51979	$14.12690	135,361
01/01/2017 to 12/31/2017	$14.12690	$16.28871	130,456
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99817	$11.60723	0
01/01/2014 to 12/31/2014	$11.60723	$12.89672	0
01/01/2015 to 12/31/2015	$12.89672	$12.16238	0
01/01/2016 to 12/31/2016	$12.16238	$13.66703	0
01/01/2017 to 12/31/2017	$13.66703	$15.82715	0
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.52355	$7.95449	0
01/01/2009 to 12/31/2009	$7.95449	$10.26325	0
01/01/2010 to 12/31/2010	$10.26325	$12.91748	0
01/01/2011 to 12/31/2011	$12.91748	$13.46633	0
01/01/2012 to 12/31/2012	$13.46633	$15.19077	0
01/01/2013 to 12/31/2013	$15.19077	$15.32188	0
01/01/2014 to 12/31/2014	$15.32188	$19.61723	0
01/01/2015 to 12/31/2015	$19.61723	$20.11499	0
01/01/2016 to 12/31/2016	$20.11499	$20.62073	0
01/01/2017 to 12/31/2017	$20.62073	$21.42776	0
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.40579	$8.59151	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99817	$9.65239	0
01/01/2014 to 12/31/2014	$9.65239	$9.92163	0
01/01/2015 to 12/31/2015	$9.92163	$9.69388	0
01/01/2016 to 12/31/2016	$9.69388	$9.91428	0
01/01/2017 to 04/28/2017	$9.91428	$10.10150	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10345	$7.47852	0
01/01/2009 to 12/31/2009	$7.47852	$8.86670	0
01/01/2010 to 12/31/2010	$8.86670	$9.82698	0
01/01/2011 to 12/31/2011	$9.82698	$9.37344	704
01/01/2012 to 12/31/2012	$9.37344	$10.41682	896
01/01/2013 to 12/31/2013	$10.41682	$12.14611	842
01/01/2014 to 12/31/2014	$12.14611	$12.55819	791
01/01/2015 to 10/16/2015	$12.55819	$12.47160	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.18251	$7.16462	34,344
01/01/2009 to 12/31/2009	$7.16462	$8.67826	34,026
01/01/2010 to 12/31/2010	$8.67826	$9.70641	33,750
01/01/2011 to 12/31/2011	$9.70641	$9.35035	31,621
01/01/2012 to 12/31/2012	$9.35035	$10.11678	30,169
01/01/2013 to 12/31/2013	$10.11678	$11.35451	25,713
01/01/2014 to 12/31/2014	$11.35451	$11.45456	23,492
01/01/2015 to 12/31/2015	$11.45456	$11.31348	23,100
01/01/2016 to 12/31/2016	$11.31348	$11.53567	22,381
01/01/2017 to 12/31/2017	$11.53567	$13.14088	21,753
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99818	$7.45402	0
01/01/2009 to 11/13/2009	$7.45402	$8.29630	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.70738	757
01/01/2013 to 12/31/2013	$10.70738	$13.03450	757
01/01/2014 to 12/31/2014	$13.03450	$13.15281	757
01/01/2015 to 10/16/2015	$13.15281	$12.54688	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99817	$10.77527	0
01/01/2014 to 12/31/2014	$10.77527	$10.80786	0
01/01/2015 to 10/16/2015	$10.80786	$10.27050	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17485	$6.09790	0
01/01/2009 to 12/31/2009	$6.09790	$8.05684	0
01/01/2010 to 12/31/2010	$8.05684	$9.47128	0
01/01/2011 to 12/31/2011	$9.47128	$8.79636	0
01/01/2012 to 12/31/2012	$8.79636	$10.90830	0
01/01/2013 to 12/31/2013	$10.90830	$11.13207	0
01/01/2014 to 12/31/2014	$11.13207	$12.40303	0
01/01/2015 to 12/31/2015	$12.40303	$12.11920	0
01/01/2016 to 12/31/2016	$12.11920	$11.95926	0
01/01/2017 to 12/31/2017	$11.95926	$12.97009	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.84145	$7.50118	0
01/01/2009 to 12/31/2009	$7.50118	$10.96011	0
01/01/2010 to 12/31/2010	$10.96011	$11.82166	0
01/01/2011 to 12/31/2011	$11.82166	$11.10435	0
01/01/2012 to 12/31/2012	$11.10435	$13.00602	0
01/01/2013 to 12/31/2013	$13.00602	$16.50274	0
01/01/2014 to 02/07/2014	$16.50274	$16.22539	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.04791	$6.98810	0
01/01/2009 to 12/31/2009	$6.98810	$8.14575	0
01/01/2010 to 12/31/2010	$8.14575	$8.99314	0
01/01/2011 to 12/31/2011	$8.99314	$8.31011	0
01/01/2012 to 12/31/2012	$8.31011	$9.72534	0
01/01/2013 to 12/31/2013	$9.72534	$12.70180	0
01/01/2014 to 12/31/2014	$12.70180	$14.05368	0
01/01/2015 to 12/31/2015	$14.05368	$13.10921	0
01/01/2016 to 12/31/2016	$13.10921	$14.30121	0
01/01/2017 to 12/31/2017	$14.30121	$15.35063	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.77287	$7.39570	0
01/01/2009 to 12/31/2009	$7.39570	$11.36264	0
01/01/2010 to 12/31/2010	$11.36264	$13.31590	0
01/01/2011 to 12/31/2011	$13.31590	$12.63558	0
01/01/2012 to 12/31/2012	$12.63558	$14.78088	0
01/01/2013 to 12/31/2013	$14.78088	$19.10921	0
01/01/2014 to 12/31/2014	$19.10921	$20.84303	0
01/01/2015 to 12/31/2015	$20.84303	$19.22533	0
01/01/2016 to 12/31/2016	$19.22533	$19.11237	0
01/01/2017 to 12/31/2017	$19.11237	$23.75704	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08912	$7.58716	789
01/01/2009 to 12/31/2009	$7.58716	$9.15528	788
01/01/2010 to 12/31/2010	$9.15528	$9.99239	788
01/01/2011 to 12/31/2011	$9.99239	$9.72331	788
01/01/2012 to 12/31/2012	$9.72331	$10.47221	787
01/01/2013 to 12/31/2013	$10.47221	$11.24773	787
01/01/2014 to 12/31/2014	$11.24773	$11.44479	787
01/01/2015 to 12/31/2015	$11.44479	$11.09118	787
01/01/2016 to 12/31/2016	$11.09118	$11.41780	786
01/01/2017 to 12/31/2017	$11.41780	$12.53886	786
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03306	$7.61998	0
01/01/2009 to 12/31/2009	$7.61998	$9.45304	0
01/01/2010 to 12/31/2010	$9.45304	$11.71980	0
01/01/2011 to 12/31/2011	$11.71980	$11.61152	0
01/01/2012 to 12/31/2012	$11.61152	$13.13736	0
01/01/2013 to 12/31/2013	$13.13736	$17.83518	0
01/01/2014 to 12/31/2014	$17.83518	$18.69829	0
01/01/2015 to 12/31/2015	$18.69829	$17.28206	0
01/01/2016 to 12/31/2016	$17.28206	$21.01208	0
01/01/2017 to 12/31/2017	$21.01208	$23.05563	0
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.43398	$10.46036	0
01/01/2009 to 12/31/2009	$10.46036	$10.25552	0
01/01/2010 to 12/31/2010	$10.25552	$10.03229	0
01/01/2011 to 12/31/2011	$10.03229	$9.81415	0
01/01/2012 to 12/31/2012	$9.81415	$9.59827	0
01/01/2013 to 12/31/2013	$9.59827	$9.38716	0
01/01/2014 to 12/31/2014	$9.38716	$9.18065	0
01/01/2015 to 12/31/2015	$9.18065	$8.97854	0
01/01/2016 to 12/31/2016	$8.97854	$8.78150	0
01/01/2017 to 12/31/2017	$8.78150	$8.61811	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.61268	$7.72782	0
01/01/2009 to 12/31/2009	$7.72782	$10.24484	0
01/01/2010 to 12/31/2010	$10.24484	$11.37212	0
01/01/2011 to 12/31/2011	$11.37212	$11.47527	0
01/01/2012 to 12/31/2012	$11.47527	$12.77941	0
01/01/2013 to 12/31/2013	$12.77941	$13.39553	0
01/01/2014 to 12/31/2014	$13.39553	$13.43582	0
01/01/2015 to 12/31/2015	$13.43582	$12.67187	0
01/01/2016 to 12/31/2016	$12.67187	$14.30182	0
01/01/2017 to 12/31/2017	$14.30182	$15.03305	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.54866	$6.60817	0
01/01/2009 to 12/31/2009	$6.60817	$7.71877	0
01/01/2010 to 12/31/2010	$7.71877	$8.54237	0
01/01/2011 to 12/31/2011	$8.54237	$8.00512	0
01/01/2012 to 12/31/2012	$8.00512	$9.15076	0
01/01/2013 to 12/31/2013	$9.15076	$12.51678	0
01/01/2014 to 12/31/2014	$12.51678	$13.92415	0
01/01/2015 to 12/31/2015	$13.92415	$12.55060	0
01/01/2016 to 12/31/2016	$12.55060	$14.71606	0
01/01/2017 to 12/31/2017	$14.71606	$17.15566	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.30178	$5.98731	0
01/01/2009 to 12/31/2009	$5.98731	$7.92187	0
01/01/2010 to 12/31/2010	$7.92187	$8.87097	0
01/01/2011 to 12/31/2011	$8.87097	$7.55472	0
01/01/2012 to 12/31/2012	$7.55472	$8.89293	0
01/01/2013 to 12/31/2013	$8.89293	$10.35465	0
01/01/2014 to 12/31/2014	$10.35465	$9.56727	0
01/01/2015 to 12/31/2015	$9.56727	$9.65127	0
01/01/2016 to 12/31/2016	$9.65127	$9.08277	0
01/01/2017 to 12/31/2017	$9.08277	$12.03054	0
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.47484	$6.83160	0
01/01/2009 to 12/31/2009	$6.83160	$8.71894	0
01/01/2010 to 12/31/2010	$8.71894	$9.47217	0
01/01/2011 to 12/31/2011	$9.47217	$8.10141	0
01/01/2012 to 12/31/2012	$8.10141	$9.24419	0
01/01/2013 to 12/31/2013	$9.24419	$10.80070	0
01/01/2014 to 12/31/2014	$10.80070	$9.85484	0
01/01/2015 to 12/31/2015	$9.85484	$9.71668	0
01/01/2016 to 12/31/2016	$9.71668	$9.55849	0
01/01/2017 to 12/31/2017	$9.55849	$11.48141	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11164	$7.11287	0
01/01/2009 to 12/31/2009	$7.11287	$8.81140	0
01/01/2010 to 12/31/2010	$8.81140	$9.80827	0
01/01/2011 to 12/31/2011	$9.80827	$9.53814	0
01/01/2012 to 12/31/2012	$9.53814	$10.59496	0
01/01/2013 to 12/31/2013	$10.59496	$12.04899	0
01/01/2014 to 12/31/2014	$12.04899	$12.53374	0
01/01/2015 to 12/31/2015	$12.53374	$12.12952	0
01/01/2016 to 12/31/2016	$12.12952	$12.48210	0
01/01/2017 to 12/31/2017	$12.48210	$14.27811	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.62815	$7.81267	0
01/01/2009 to 12/31/2009	$7.81267	$10.38229	0
01/01/2010 to 12/31/2010	$10.38229	$10.88206	0
01/01/2011 to 12/31/2011	$10.88206	$9.66899	0
01/01/2012 to 12/31/2012	$9.66899	$11.52759	0
01/01/2013 to 12/31/2013	$11.52759	$13.00571	0
01/01/2014 to 12/31/2014	$13.00571	$11.90982	0
01/01/2015 to 12/31/2015	$11.90982	$11.32213	0
01/01/2016 to 12/31/2016	$11.32213	$11.28748	0
01/01/2017 to 12/31/2017	$11.28748	$14.31113	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.45739	$9.23119	10,260
01/01/2009 to 12/31/2009	$9.23119	$11.01602	10,680
01/01/2010 to 12/31/2010	$11.01602	$11.56220	10,257
01/01/2011 to 12/31/2011	$11.56220	$11.33459	9,773
01/01/2012 to 12/31/2012	$11.33459	$12.27304	9,228
01/01/2013 to 12/31/2013	$12.27304	$13.32716	8,763
01/01/2014 to 12/31/2014	$13.32716	$13.74406	8,383
01/01/2015 to 12/31/2015	$13.74406	$13.41700	7,641
01/01/2016 to 12/31/2016	$13.41700	$13.62609	15,089
01/01/2017 to 12/31/2017	$13.62609	$14.94525	14,023
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08356	$10.28302	0
01/01/2010 to 12/31/2010	$10.28302	$11.19487	0
01/01/2011 to 12/31/2011	$11.19487	$11.02146	0
01/01/2012 to 12/31/2012	$11.02146	$12.41541	0
01/01/2013 to 12/31/2013	$12.41541	$16.57359	0
01/01/2014 to 12/31/2014	$16.57359	$17.74935	0
01/01/2015 to 12/31/2015	$17.74935	$19.20481	0
01/01/2016 to 12/31/2016	$19.20481	$18.50805	0
01/01/2017 to 12/31/2017	$18.50805	$24.58788	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.79579	$7.05018	0
01/01/2009 to 12/31/2009	$7.05018	$8.94686	0
01/01/2010 to 12/31/2010	$8.94686	$10.47834	0
01/01/2011 to 12/31/2011	$10.47834	$10.15451	0
01/01/2012 to 12/31/2012	$10.15451	$11.14880	0
01/01/2013 to 12/31/2013	$11.14880	$14.89547	0
01/01/2014 to 12/31/2014	$14.89547	$16.11043	0
01/01/2015 to 12/31/2015	$16.11043	$17.34281	0
01/01/2016 to 12/31/2016	$17.34281	$17.90794	0
01/01/2017 to 12/31/2017	$17.90794	$23.29311	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.03240	$8.28063	0
01/01/2009 to 12/31/2009	$8.28063	$10.90085	0
01/01/2010 to 12/31/2010	$10.90085	$12.09106	0
01/01/2011 to 12/31/2011	$12.09106	$13.02828	0
01/01/2012 to 12/31/2012	$13.02828	$13.49666	0
01/01/2013 to 12/31/2013	$13.49666	$12.93554	0
01/01/2014 to 12/31/2014	$12.93554	$13.45913	0
01/01/2015 to 12/31/2015	$13.45913	$13.08607	0
01/01/2016 to 12/31/2016	$13.08607	$13.13168	0
01/01/2017 to 12/31/2017	$13.13168	$13.27410	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.56337	$8.75586	0
01/01/2009 to 12/31/2009	$8.75586	$11.26126	0
01/01/2010 to 12/31/2010	$11.26126	$12.34035	0
01/01/2011 to 12/31/2011	$12.34035	$11.69116	0
01/01/2012 to 12/31/2012	$11.69116	$14.07213	0
01/01/2013 to 12/31/2013	$14.07213	$17.56575	0
01/01/2014 to 12/31/2014	$17.56575	$17.80286	0
01/01/2015 to 12/31/2015	$17.80286	$17.15596	0
01/01/2016 to 12/31/2016	$17.15596	$17.97257	0
01/01/2017 to 12/31/2017	$17.97257	$21.76883	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.92858	$8.05364	0
01/01/2009 to 12/31/2009	$8.05364	$9.79086	0
01/01/2010 to 12/31/2010	$9.79086	$10.79966	0
01/01/2011 to 12/31/2011	$10.79966	$10.49959	0
01/01/2012 to 12/31/2012	$10.49959	$12.02243	0
01/01/2013 to 12/31/2013	$12.02243	$16.07390	0
01/01/2014 to 12/31/2014	$16.07390	$17.08945	0
01/01/2015 to 12/31/2015	$17.08945	$17.92160	0
01/01/2016 to 12/31/2016	$17.92160	$17.86309	0
01/01/2017 to 12/31/2017	$17.86309	$22.83614	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99818	$10.17554	0
01/01/2013 to 12/31/2013	$10.17554	$13.38557	0
01/01/2014 to 12/31/2014	$13.38557	$14.42863	0
01/01/2015 to 12/31/2015	$14.42863	$14.00902	0
01/01/2016 to 12/31/2016	$14.00902	$15.54366	0
01/01/2017 to 12/31/2017	$15.54366	$17.83863	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02808	$10.06097	0
01/01/2012 to 12/31/2012	$10.06097	$10.31851	0
01/01/2013 to 12/31/2013	$10.31851	$9.80546	0
01/01/2014 to 12/31/2014	$9.80546	$10.08372	0
01/01/2015 to 10/16/2015	$10.08372	$10.01198	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.04070	$8.35729	0
01/01/2009 to 12/31/2009	$8.35729	$10.60820	0
01/01/2010 to 12/31/2010	$10.60820	$13.35009	0
01/01/2011 to 12/31/2011	$13.35009	$13.27697	0
01/01/2012 to 12/31/2012	$13.27697	$14.59214	0
01/01/2013 to 12/31/2013	$14.59214	$18.92509	0
01/01/2014 to 12/31/2014	$18.92509	$19.97808	0
01/01/2015 to 10/16/2015	$19.97808	$20.39554	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.55697	$7.05627	0
01/01/2009 to 12/31/2009	$7.05627	$8.45808	0
01/01/2010 to 12/31/2010	$8.45808	$9.94865	0
01/01/2011 to 04/29/2011	$9.94865	$11.13856	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.83935	$6.68549	0
01/01/2009 to 12/31/2009	$6.68549	$9.19594	0
01/01/2010 to 12/31/2010	$9.19594	$11.10141	0
01/01/2011 to 12/31/2011	$11.10141	$10.58780	0
01/01/2012 to 12/31/2012	$10.58780	$12.12804	0
01/01/2013 to 12/31/2013	$12.12804	$16.84393	0
01/01/2014 to 12/31/2014	$16.84393	$18.82076	0
01/01/2015 to 12/31/2015	$18.82076	$17.36897	0
01/01/2016 to 12/31/2016	$17.36897	$20.08442	0
01/01/2017 to 12/31/2017	$20.08442	$22.35221	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99818	$10.28444	0
01/01/2013 to 12/31/2013	$10.28444	$11.96070	0
01/01/2014 to 12/31/2014	$11.96070	$12.29863	0
01/01/2015 to 12/31/2015	$12.29863	$11.87859	0
01/01/2016 to 12/31/2016	$11.87859	$12.11994	0
01/01/2017 to 12/31/2017	$12.11994	$13.80892	0
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10092	$5.55970	0
01/01/2009 to 12/31/2009	$5.55970	$9.05407	0
01/01/2010 to 12/31/2010	$9.05407	$10.82692	0
01/01/2011 to 12/31/2011	$10.82692	$8.44241	0
01/01/2012 to 12/31/2012	$8.44241	$9.73673	0
01/01/2013 to 12/31/2013	$9.73673	$9.54367	0
01/01/2014 to 12/31/2014	$9.54367	$8.89652	0
01/01/2015 to 12/31/2015	$8.89652	$7.24532	0
01/01/2016 to 12/31/2016	$7.24532	$7.96223	0
01/01/2017 to 12/31/2017	$7.96223	$9.84165	0
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.26294	$8.86866	36,275
01/01/2009 to 12/31/2009	$8.86866	$10.41144	25,350
01/01/2010 to 12/31/2010	$10.41144	$11.25882	36,967
01/01/2011 to 12/31/2011	$11.25882	$11.12122	38,673
01/01/2012 to 12/31/2012	$11.12122	$12.00437	37,300
01/01/2013 to 12/31/2013	$12.00437	$12.82173	35,427
01/01/2014 to 12/31/2014	$12.82173	$13.26380	33,660
01/01/2015 to 12/31/2015	$13.26380	$12.99049	28,848
01/01/2016 to 12/31/2016	$12.99049	$13.40721	19,309
01/01/2017 to 12/31/2017	$13.40721	$14.44138	13,015
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01809	$10.06089	0
01/01/2012 to 12/31/2012	$10.06089	$10.53869	0
01/01/2013 to 12/31/2013	$10.53869	$10.06837	0
01/01/2014 to 12/31/2014	$10.06837	$10.44364	0
01/01/2015 to 12/31/2015	$10.44364	$10.18642	0
01/01/2016 to 12/31/2016	$10.18642	$10.38211	0
01/01/2017 to 12/31/2017	$10.38211	$10.73017	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.37013	$6.59282	6,685
01/01/2009 to 12/31/2009	$6.59282	$8.12252	6,480
01/01/2010 to 12/31/2010	$8.12252	$9.45472	6,257
01/01/2011 to 12/31/2011	$9.45472	$8.67232	6,945
01/01/2012 to 12/31/2012	$8.67232	$9.57690	8,588
01/01/2013 to 12/31/2013	$9.57690	$10.96089	8,292
01/01/2014 to 12/31/2014	$10.96089	$11.70562	8,005
01/01/2015 to 12/31/2015	$11.70562	$11.37781	9,602
01/01/2016 to 12/31/2016	$11.37781	$12.25119	6,805
01/01/2017 to 12/31/2017	$12.25119	$13.91107	5,296
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.38033	$6.82050	0
01/01/2009 to 12/31/2009	$6.82050	$8.12604	0
01/01/2010 to 12/31/2010	$8.12604	$9.14329	0
01/01/2011 to 12/31/2011	$9.14329	$9.25157	0
01/01/2012 to 12/31/2012	$9.25157	$10.74903	0
01/01/2013 to 12/31/2013	$10.74903	$13.92157	0
01/01/2014 to 12/31/2014	$13.92157	$15.95887	0
01/01/2015 to 12/31/2015	$15.95887	$16.08820	0
01/01/2016 to 12/31/2016	$16.08820	$18.07098	0
01/01/2017 to 12/31/2017	$18.07098	$21.60711	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99817	$8.86648	0
01/01/2012 to 12/31/2012	$8.86648	$9.81199	0
01/01/2013 to 12/31/2013	$9.81199	$11.74541	0
01/01/2014 to 12/31/2014	$11.74541	$12.23364	0
01/01/2015 to 12/31/2015	$12.23364	$11.98233	0
01/01/2016 to 12/31/2016	$11.98233	$12.46009	0
01/01/2017 to 12/31/2017	$12.46009	$14.40340	0
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08094	$7.31895	797
01/01/2009 to 12/31/2009	$7.31895	$8.83205	796
01/01/2010 to 12/31/2010	$8.83205	$9.66727	796
01/01/2011 to 12/31/2011	$9.66727	$9.28309	795
01/01/2012 to 12/31/2012	$9.28309	$10.01191	795
01/01/2013 to 12/31/2013	$10.01191	$11.00969	795
01/01/2014 to 12/31/2014	$11.00969	$11.32086	795
01/01/2015 to 12/31/2015	$11.32086	$11.05331	794
01/01/2016 to 12/31/2016	$11.05331	$11.33107	794
01/01/2017 to 12/31/2017	$11.33107	$12.88134	794
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09912	$6.67246	0
01/01/2009 to 12/31/2009	$6.67246	$8.27770	0
01/01/2010 to 12/31/2010	$8.27770	$9.25676	0
01/01/2011 to 12/31/2011	$9.25676	$8.83709	0
01/01/2012 to 12/31/2012	$8.83709	$10.01673	0
01/01/2013 to 12/31/2013	$10.01673	$11.56557	0
01/01/2014 to 12/31/2014	$11.56557	$11.92551	0
01/01/2015 to 12/31/2015	$11.92551	$11.59973	0
01/01/2016 to 12/31/2016	$11.59973	$12.11855	0
01/01/2017 to 04/28/2017	$12.11855	$12.58287	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.73026	$8.00838	0
01/01/2009 to 12/31/2009	$8.00838	$9.97919	0
01/01/2010 to 12/31/2010	$9.97919	$10.91252	0
01/01/2011 to 12/31/2011	$10.91252	$10.31190	0
01/01/2012 to 12/31/2012	$10.31190	$11.20774	0
01/01/2013 to 12/31/2013	$11.20774	$12.53953	0
01/01/2014 to 12/31/2014	$12.53953	$12.63590	0
01/01/2015 to 10/16/2015	$12.63590	$12.23578	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.09925	$7.16200	0
01/01/2009 to 12/31/2009	$7.16200	$9.29215	0
01/01/2010 to 12/31/2010	$9.29215	$12.04549	0
01/01/2011 to 12/31/2011	$12.04549	$10.23600	0
01/01/2012 to 12/31/2012	$10.23600	$12.01985	0
01/01/2013 to 12/31/2013	$12.01985	$16.55303	0
01/01/2014 to 12/31/2014	$16.55303	$16.98854	0
01/01/2015 to 12/31/2015	$16.98854	$16.83642	0
01/01/2016 to 12/31/2016	$16.83642	$17.73452	0
01/01/2017 to 12/31/2017	$17.73452	$22.14839	0
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.34839	$6.57832	0
01/01/2009 to 12/31/2009	$6.57832	$8.61513	0
01/01/2010 to 12/31/2010	$8.61513	$11.49409	0
01/01/2011 to 12/31/2011	$11.49409	$11.13148	0
01/01/2012 to 12/31/2012	$11.13148	$12.21161	0
01/01/2013 to 12/31/2013	$12.21161	$16.14369	0
01/01/2014 to 12/31/2014	$16.14369	$16.39138	0
01/01/2015 to 12/31/2015	$16.39138	$16.15661	0
01/01/2016 to 12/31/2016	$16.15661	$17.71016	0
01/01/2017 to 12/31/2017	$17.71016	$21.46414	0
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.48395	$7.89338	0
01/01/2009 to 12/31/2009	$7.89338	$9.80392	0
01/01/2010 to 12/31/2010	$9.80392	$12.08066	0
01/01/2011 to 12/31/2011	$12.08066	$11.10904	0
01/01/2012 to 12/31/2012	$11.10904	$12.83722	0
01/01/2013 to 12/31/2013	$12.83722	$17.25050	0
01/01/2014 to 12/31/2014	$17.25050	$17.75965	0
01/01/2015 to 12/31/2015	$17.75965	$16.62018	0
01/01/2016 to 12/31/2016	$16.62018	$21.00249	0
01/01/2017 to 12/31/2017	$21.00249	$22.05076	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.79020	$8.53907	30,264
01/01/2009 to 12/31/2009	$8.53907	$10.36705	27,345
01/01/2010 to 12/31/2010	$10.36705	$11.30851	37,564
01/01/2011 to 12/31/2011	$11.30851	$11.27944	37,419
01/01/2012 to 12/31/2012	$11.27944	$12.51966	35,263
01/01/2013 to 12/31/2013	$12.51966	$14.30533	33,258
01/01/2014 to 12/31/2014	$14.30533	$14.81310	31,349
01/01/2015 to 12/31/2015	$14.81310	$14.49314	30,623
01/01/2016 to 12/31/2016	$14.49314	$15.24435	28,374
01/01/2017 to 12/31/2017	$15.24435	$17.20697	26,587

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.48624	$6.52810	0
01/01/2009 to 12/31/2009	$6.52810	$7.90362	0
01/01/2010 to 12/31/2010	$7.90362	$8.75354	0
01/01/2011 to 12/31/2011	$8.75354	$8.42085	0
01/01/2012 to 12/31/2012	$8.42085	$9.65593	0
01/01/2013 to 12/31/2013	$9.65593	$12.24682	0
01/01/2014 to 12/31/2014	$12.24682	$12.87171	0
01/01/2015 to 10/16/2015	$12.87171	$11.88052	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.03694	$6.41495	0
01/01/2009 to 12/31/2009	$6.41495	$9.62234	0
01/01/2010 to 12/31/2010	$9.62234	$10.89854	0
01/01/2011 to 12/31/2011	$10.89854	$10.47838	0
01/01/2012 to 12/31/2012	$10.47838	$12.04928	0
01/01/2013 to 12/31/2013	$12.04928	$16.97245	0
01/01/2014 to 12/31/2014	$16.97245	$17.98424	0
01/01/2015 to 12/31/2015	$17.98424	$19.27402	0
01/01/2016 to 12/31/2016	$19.27402	$19.35951	0
01/01/2017 to 12/31/2017	$19.35951	$26.10838	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.56242	$7.70297	0
01/01/2009 to 12/31/2009	$7.70297	$8.90897	0
01/01/2010 to 12/31/2010	$8.90897	$9.79708	0
01/01/2011 to 12/31/2011	$9.79708	$9.53469	0
01/01/2012 to 12/31/2012	$9.53469	$10.57417	0
01/01/2013 to 12/31/2013	$10.57417	$13.92281	0
01/01/2014 to 12/31/2014	$13.92281	$13.82856	0
01/01/2015 to 12/31/2015	$13.82856	$12.70406	0
01/01/2016 to 12/31/2016	$12.70406	$13.18650	0
01/01/2017 to 12/31/2017	$13.18650	$15.03201	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.19215	$8.89797	0
01/01/2009 to 12/31/2009	$8.89797	$12.99675	0
01/01/2010 to 12/31/2010	$12.99675	$15.31064	0
01/01/2011 to 12/31/2011	$15.31064	$12.74029	0
01/01/2012 to 12/31/2012	$12.74029	$12.91003	0
01/01/2013 to 12/31/2013	$12.91003	$14.56784	0
01/01/2014 to 12/31/2014	$14.56784	$13.05591	0
01/01/2015 to 12/31/2015	$13.05591	$10.31008	0
01/01/2016 to 12/31/2016	$10.31008	$12.56588	0
01/01/2017 to 12/31/2017	$12.56588	$13.55679	0
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.48123	$10.00096	0
01/01/2009 to 12/31/2009	$10.00096	$10.96586	0
01/01/2010 to 12/31/2010	$10.96586	$11.34046	0
01/01/2011 to 12/31/2011	$11.34046	$11.54872	0
01/01/2012 to 12/31/2012	$11.54872	$11.88441	0
01/01/2013 to 12/31/2013	$11.88441	$11.18657	0
01/01/2014 to 12/31/2014	$11.18657	$11.00133	0
01/01/2015 to 12/31/2015	$11.00133	$10.26238	0
01/01/2016 to 12/31/2016	$10.26238	$10.47441	0
01/01/2017 to 12/31/2017	$10.47441	$10.45361	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.56862	$7.00032	0
01/01/2009 to 12/31/2009	$7.00032	$9.50836	0
01/01/2010 to 12/31/2010	$9.50836	$11.49463	0
01/01/2011 to 12/31/2011	$11.49463	$10.85406	0
01/01/2012 to 12/31/2012	$10.85406	$12.56906	0
01/01/2013 to 12/31/2013	$12.56906	$16.27725	0
01/01/2014 to 12/31/2014	$16.27725	$18.30203	0
01/01/2015 to 12/31/2015	$18.30203	$16.71631	0
01/01/2016 to 12/31/2016	$16.71631	$18.63749	0
01/01/2017 to 12/31/2017	$18.63749	$21.60625	0
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.11353	$6.83224	0
01/01/2009 to 12/31/2009	$6.83224	$8.58160	0
01/01/2010 to 12/31/2010	$8.58160	$9.62121	0
01/01/2011 to 12/31/2011	$9.62121	$9.08459	0
01/01/2012 to 12/31/2012	$9.08459	$9.86225	0
01/01/2013 to 12/31/2013	$9.86225	$11.62287	0
01/01/2014 to 12/31/2014	$11.62287	$11.99269	0
01/01/2015 to 12/31/2015	$11.99269	$11.65454	0
01/01/2016 to 12/31/2016	$11.65454	$12.14240	0
01/01/2017 to 12/31/2017	$12.14240	$13.49029	0
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97260	$9.24479	0
01/01/2009 to 12/31/2009	$9.24479	$10.09286	0
01/01/2010 to 12/31/2010	$10.09286	$10.64051	0
01/01/2011 to 12/31/2011	$10.64051	$11.03361	0
01/01/2012 to 12/31/2012	$11.03361	$11.63787	0
01/01/2013 to 12/31/2013	$11.63787	$11.21185	0
01/01/2014 to 12/31/2014	$11.21185	$11.75439	0
01/01/2015 to 12/31/2015	$11.75439	$11.63783	0
01/01/2016 to 12/31/2016	$11.63783	$11.96851	0
01/01/2017 to 12/31/2017	$11.96851	$12.44419	0
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07796	$6.61789	829
01/01/2009 to 12/31/2009	$6.61789	$8.41819	829
01/01/2010 to 12/31/2010	$8.41819	$9.07616	828
01/01/2011 to 12/31/2011	$9.07616	$8.72845	828
01/01/2012 to 09/21/2012	$8.72845	$9.73895	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08884	$7.64224	0
01/01/2009 to 12/31/2009	$7.64224	$9.08601	0
01/01/2010 to 12/31/2010	$9.08601	$10.42895	0
01/01/2011 to 12/31/2011	$10.42895	$10.90842	0
01/01/2012 to 12/31/2012	$10.90842	$11.82635	0
01/01/2013 to 12/31/2013	$11.82635	$14.85707	0
01/01/2014 to 12/31/2014	$14.85707	$16.01623	0
01/01/2015 to 12/31/2015	$16.01623	$16.31591	0
01/01/2016 to 12/31/2016	$16.31591	$16.52321	0
01/01/2017 to 12/31/2017	$16.52321	$18.59363	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26785	$7.01551	0
01/01/2009 to 12/31/2009	$7.01551	$8.97465	0
01/01/2010 to 12/31/2010	$8.97465	$10.65472	0
01/01/2011 to 12/31/2011	$10.65472	$10.99375	0
01/01/2012 to 12/31/2012	$10.99375	$13.12731	0
01/01/2013 to 12/31/2013	$13.12731	$17.95726	0
01/01/2014 to 12/31/2014	$17.95726	$19.75046	0
01/01/2015 to 12/31/2015	$19.75046	$20.22166	0
01/01/2016 to 12/31/2016	$20.22166	$20.60562	0
01/01/2017 to 12/31/2017	$20.60562	$23.85523	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38554	$5.25170	0
01/01/2009 to 12/31/2009	$5.25170	$5.90700	0
01/01/2010 to 12/31/2010	$5.90700	$6.40853	0
01/01/2011 to 12/31/2011	$6.40853	$5.40074	0
01/01/2012 to 12/31/2012	$5.40074	$6.58774	0
01/01/2013 to 12/31/2013	$6.58774	$8.50951	0
01/01/2014 to 12/31/2014	$8.50951	$9.39731	0
01/01/2015 to 12/31/2015	$9.39731	$9.05315	0
01/01/2016 to 12/31/2016	$9.05315	$10.21088	0
01/01/2017 to 12/31/2017	$10.21088	$11.80345	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15177	$8.30434	0
01/01/2009 to 12/31/2009	$8.30434	$9.70984	0
01/01/2010 to 12/31/2010	$9.70984	$9.76625	0
01/01/2011 to 12/31/2011	$9.76625	$10.51768	0
01/01/2012 to 12/31/2012	$10.51768	$12.07599	0
01/01/2013 to 12/31/2013	$12.07599	$16.50590	0
01/01/2014 to 12/31/2014	$16.50590	$19.96848	0
01/01/2015 to 12/31/2015	$19.96848	$20.50997	0
01/01/2016 to 12/31/2016	$20.50997	$19.24673	0
01/01/2017 to 12/31/2017	$19.24673	$22.76202	0
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16527	$6.07345	0
01/01/2009 to 12/31/2009	$6.07345	$7.37123	0
01/01/2010 to 12/31/2010	$7.37123	$8.92120	0
01/01/2011 to 12/31/2011	$8.92120	$8.56951	0
01/01/2012 to 12/31/2012	$8.56951	$9.70472	0
01/01/2013 to 12/31/2013	$9.70472	$13.11591	0
01/01/2014 to 12/31/2014	$13.11591	$13.54273	0
01/01/2015 to 12/31/2015	$13.54273	$12.79165	0
01/01/2016 to 12/31/2016	$12.79165	$14.70613	0
01/01/2017 to 12/31/2017	$14.70613	$17.60519	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11050	$6.69076	0
01/01/2009 to 12/31/2009	$6.69076	$8.48914	0
01/01/2010 to 12/31/2010	$8.48914	$9.39705	0
01/01/2011 to 12/31/2011	$9.39705	$9.47832	0
01/01/2012 to 12/31/2012	$9.47832	$10.44818	0
01/01/2013 to 12/31/2013	$10.44818	$13.35180	0
01/01/2014 to 12/31/2014	$13.35180	$14.74615	0
01/01/2015 to 12/31/2015	$14.74615	$14.96345	0
01/01/2016 to 12/31/2016	$14.96345	$15.36891	0
01/01/2017 to 12/31/2017	$15.36891	$18.83344	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24128	$6.24766	0
01/01/2009 to 12/31/2009	$6.24766	$7.29948	0
01/01/2010 to 12/31/2010	$7.29948	$8.05941	0
01/01/2011 to 12/31/2011	$8.05941	$7.78165	0
01/01/2012 to 12/31/2012	$7.78165	$8.78364	0
01/01/2013 to 12/31/2013	$8.78364	$11.15841	0
01/01/2014 to 12/31/2014	$11.15841	$12.05592	0
01/01/2015 to 12/31/2015	$12.05592	$11.23229	0
01/01/2016 to 12/31/2016	$11.23229	$12.68099	0
01/01/2017 to 12/31/2017	$12.68099	$14.06903	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07228	$6.17594	0
01/01/2009 to 12/31/2009	$6.17594	$8.35444	0
01/01/2010 to 12/31/2010	$8.35444	$10.49265	0
01/01/2011 to 12/31/2011	$10.49265	$9.96515	0
01/01/2012 to 12/31/2012	$9.96515	$11.24447	0
01/01/2013 to 12/31/2013	$11.24447	$14.35405	0
01/01/2014 to 12/31/2014	$14.35405	$14.86518	0
01/01/2015 to 12/31/2015	$14.86518	$14.57928	0
01/01/2016 to 12/31/2016	$14.57928	$16.09526	0
01/01/2017 to 12/31/2017	$16.09526	$18.62396	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18826	$6.43929	0
01/01/2009 to 12/31/2009	$6.43929	$8.24187	0
01/01/2010 to 12/31/2010	$8.24187	$9.70911	0
01/01/2011 to 12/31/2011	$9.70911	$9.12308	0
01/01/2012 to 12/31/2012	$9.12308	$10.39978	0
01/01/2013 to 12/31/2013	$10.39978	$13.44206	0
01/01/2014 to 12/31/2014	$13.44206	$14.48517	0
01/01/2015 to 12/31/2015	$14.48517	$13.00124	0
01/01/2016 to 12/31/2016	$13.00124	$15.81107	0
01/01/2017 to 12/31/2017	$15.81107	$17.10461	0
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25876	$5.49689	0
01/01/2009 to 12/31/2009	$5.49689	$6.87569	0
01/01/2010 to 12/31/2010	$6.87569	$8.38477	0
01/01/2011 to 12/31/2011	$8.38477	$8.59019	0
01/01/2012 to 12/31/2012	$8.59019	$9.84334	0
01/01/2013 to 12/31/2013	$9.84334	$9.63552	0
01/01/2014 to 12/31/2014	$9.63552	$11.78102	0
01/01/2015 to 12/31/2015	$11.78102	$11.55914	0
01/01/2016 to 12/31/2016	$11.55914	$11.95270	0
01/01/2017 to 12/31/2017	$11.95270	$12.63150	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11340	$6.78354	0
01/01/2009 to 12/31/2009	$6.78354	$8.37044	0
01/01/2010 to 12/31/2010	$8.37044	$10.29229	0
01/01/2011 to 12/31/2011	$10.29229	$10.19515	0
01/01/2012 to 12/31/2012	$10.19515	$11.21492	0
01/01/2013 to 12/31/2013	$11.21492	$15.40227	0
01/01/2014 to 12/31/2014	$15.40227	$15.39057	0
01/01/2015 to 12/31/2015	$15.39057	$15.22832	0
01/01/2016 to 12/31/2016	$15.22832	$17.90778	0
01/01/2017 to 12/31/2017	$17.90778	$19.78613	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22840	$7.15156	0
01/01/2009 to 12/31/2009	$7.15156	$8.42108	0
01/01/2010 to 12/31/2010	$8.42108	$10.05617	0
01/01/2011 to 12/31/2011	$10.05617	$9.43173	0
01/01/2012 to 12/31/2012	$9.43173	$10.71406	0
01/01/2013 to 12/31/2013	$10.71406	$14.42611	0
01/01/2014 to 12/31/2014	$14.42611	$14.92894	0
01/01/2015 to 12/31/2015	$14.92894	$13.39167	0
01/01/2016 to 12/31/2016	$13.39167	$16.86677	0
01/01/2017 to 12/31/2017	$16.86677	$18.09863	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27798	$7.24083	0
01/01/2009 to 12/31/2009	$7.24083	$7.59983	0
01/01/2010 to 12/31/2010	$7.59983	$8.59861	0
01/01/2011 to 12/31/2011	$8.59861	$8.56679	0
01/01/2012 to 12/31/2012	$8.56679	$9.76181	0
01/01/2013 to 12/31/2013	$9.76181	$10.69926	0
01/01/2014 to 12/31/2014	$10.69926	$10.52305	0
01/01/2015 to 12/31/2015	$10.52305	$10.44809	0
01/01/2016 to 12/31/2016	$10.44809	$12.43194	0
01/01/2017 to 12/31/2017	$12.43194	$11.90099	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09843	$7.18768	0
01/01/2009 to 12/31/2009	$7.18768	$7.78417	0
01/01/2010 to 12/31/2010	$7.78417	$8.06597	0
01/01/2011 to 12/31/2011	$8.06597	$9.27014	0
01/01/2012 to 12/31/2012	$9.27014	$9.07852	0
01/01/2013 to 12/31/2013	$9.07852	$10.06075	0
01/01/2014 to 12/31/2014	$10.06075	$12.38637	0
01/01/2015 to 12/31/2015	$12.38637	$11.33814	0
01/01/2016 to 12/31/2016	$11.33814	$12.76114	0
01/01/2017 to 12/31/2017	$12.76114	$13.80902	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, or HDLT5 and Highest Anniversary Value Death Benefit OR HD GRO 60 bps and
HAV (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.66521	$7.76927	1,114,251
01/01/2009 to 12/31/2009	$7.76927	$9.43986	1,092,501
01/01/2010 to 12/31/2010	$9.43986	$10.32669	1,051,041
01/01/2011 to 12/31/2011	$10.32669	$9.82155	945,698
01/01/2012 to 12/31/2012	$9.82155	$10.80162	896,044
01/01/2013 to 12/31/2013	$10.80162	$11.60621	845,271
01/01/2014 to 12/31/2014	$11.60621	$11.77279	773,398
01/01/2015 to 12/31/2015	$11.77279	$11.13221	697,276
01/01/2016 to 12/31/2016	$11.13221	$11.56641	643,016
01/01/2017 to 12/31/2017	$11.56641	$12.72382	604,821
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.34476	$7.78052	181,250
01/01/2009 to 12/31/2009	$7.78052	$9.59354	182,993
01/01/2010 to 12/31/2010	$9.59354	$10.65815	175,137
01/01/2011 to 12/31/2011	$10.65815	$10.42545	170,551
01/01/2012 to 12/31/2012	$10.42545	$11.57599	172,741
01/01/2013 to 12/31/2013	$11.57599	$13.18283	118,600
01/01/2014 to 12/31/2014	$13.18283	$13.66683	111,264
01/01/2015 to 12/31/2015	$13.66683	$13.46036	91,236
01/01/2016 to 12/31/2016	$13.46036	$14.08661	89,799
01/01/2017 to 12/31/2017	$14.08661	$16.09375	85,775
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.45102	$7.30050	0
01/01/2009 to 12/31/2009	$7.30050	$8.40065	0
01/01/2010 to 12/31/2010	$8.40065	$9.34431	0
01/01/2011 to 12/31/2011	$9.34431	$9.45612	0
01/01/2012 to 05/04/2012	$9.45612	$10.25131	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.58510	0
01/01/2014 to 12/31/2014	$11.58510	$12.80983	0
01/01/2015 to 12/31/2015	$12.80983	$12.73184	0
01/01/2016 to 12/31/2016	$12.73184	$13.77164	0
01/01/2017 to 12/31/2017	$13.77164	$16.43498	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.53653	$8.03637	616,456
01/01/2009 to 12/31/2009	$8.03637	$9.68123	879,033
01/01/2010 to 12/31/2010	$9.68123	$10.62384	855,716
01/01/2011 to 12/31/2011	$10.62384	$10.25414	816,027
01/01/2012 to 12/31/2012	$10.25414	$11.26816	757,086
01/01/2013 to 12/31/2013	$11.26816	$12.95246	722,522
01/01/2014 to 12/31/2014	$12.95246	$13.48039	665,845
01/01/2015 to 12/31/2015	$13.48039	$13.23357	598,926
01/01/2016 to 12/31/2016	$13.23357	$13.74472	477,299
01/01/2017 to 12/31/2017	$13.74472	$15.43187	410,985

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.12583	216,365
01/01/2012 to 12/31/2012	$9.12583	$9.97661	200,960
01/01/2013 to 12/31/2013	$9.97661	$10.80546	187,766
01/01/2014 to 12/31/2014	$10.80546	$11.07411	161,022
01/01/2015 to 12/31/2015	$11.07411	$10.49517	153,596
01/01/2016 to 12/31/2016	$10.49517	$10.96853	114,307
01/01/2017 to 12/31/2017	$10.96853	$12.06902	99,525
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.45312	0
01/01/2014 to 12/31/2014	$10.45312	$10.57853	0
01/01/2015 to 12/31/2015	$10.57853	$10.36377	1,893
01/01/2016 to 12/31/2016	$10.36377	$10.76906	1,750
01/01/2017 to 04/28/2017	$10.76906	$11.12855	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.58573	$10.45803	0
01/01/2009 to 12/31/2009	$10.45803	$11.26320	0
01/01/2010 to 12/31/2010	$11.26320	$11.43373	0
01/01/2011 to 12/31/2011	$11.43373	$11.42279	0
01/01/2012 to 12/31/2012	$11.42279	$11.68410	0
01/01/2013 to 12/31/2013	$11.68410	$11.16763	0
01/01/2014 to 12/31/2014	$11.16763	$10.90064	0
01/01/2015 to 12/31/2015	$10.90064	$10.70185	0
01/01/2016 to 12/31/2016	$10.70185	$10.62784	0
01/01/2017 to 12/31/2017	$10.62784	$10.56123	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.85393	$10.36496	0
01/01/2009 to 12/31/2009	$10.36496	$11.80051	0
01/01/2010 to 12/31/2010	$11.80051	$12.41950	0
01/01/2011 to 12/31/2011	$12.41950	$12.52048	0
01/01/2012 to 12/31/2012	$12.52048	$13.37279	0
01/01/2013 to 12/31/2013	$13.37279	$12.82563	0
01/01/2014 to 12/31/2014	$12.82563	$13.06139	0
01/01/2015 to 12/31/2015	$13.06139	$12.49241	0
01/01/2016 to 12/31/2016	$12.49241	$12.72222	0
01/01/2017 to 12/31/2017	$12.72222	$12.97300	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99873	$9.33072	0
01/01/2010 to 12/31/2010	$9.33072	$10.08070	0
01/01/2011 to 12/31/2011	$10.08070	$10.79913	0
01/01/2012 to 12/31/2012	$10.79913	$10.99016	0
01/01/2013 to 12/31/2013	$10.99016	$10.66395	0
01/01/2014 to 12/31/2014	$10.66395	$10.46711	0
01/01/2015 to 12/31/2015	$10.46711	$10.20310	0
01/01/2016 to 12/31/2016	$10.20310	$10.01517	0
01/01/2017 to 01/03/2017	$10.01517	$10.00986	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99810	$11.97817	0
01/01/2009 to 12/31/2009	$11.97817	$10.99506	0
01/01/2010 to 12/31/2010	$10.99506	$11.94428	0
01/01/2011 to 12/31/2011	$11.94428	$13.25529	0
01/01/2012 to 12/31/2012	$13.25529	$13.69068	0
01/01/2013 to 12/31/2013	$13.69068	$12.95592	0
01/01/2014 to 12/31/2014	$12.95592	$12.99545	0
01/01/2015 to 12/31/2015	$12.99545	$12.79993	0
01/01/2016 to 12/31/2016	$12.79993	$12.70782	0
01/01/2017 to 12/31/2017	$12.70782	$12.50509	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99810	$12.04667	0
01/01/2009 to 12/31/2009	$12.04667	$10.86376	0
01/01/2010 to 12/31/2010	$10.86376	$11.82023	0
01/01/2011 to 12/31/2011	$11.82023	$13.39413	0
01/01/2012 to 12/31/2012	$13.39413	$13.85289	0
01/01/2013 to 12/31/2013	$13.85289	$12.88083	0
01/01/2014 to 12/31/2014	$12.88083	$13.12176	0
01/01/2015 to 12/31/2015	$13.12176	$12.95782	0
01/01/2016 to 12/31/2016	$12.95782	$12.84407	0
01/01/2017 to 12/31/2017	$12.84407	$12.64515	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99873	$8.74446	0
01/01/2010 to 12/31/2010	$8.74446	$9.55565	0
01/01/2011 to 12/31/2011	$9.55565	$11.08034	0
01/01/2012 to 12/31/2012	$11.08034	$11.50966	0
01/01/2013 to 12/31/2013	$11.50966	$10.51262	0
01/01/2014 to 12/31/2014	$10.51262	$10.90380	0
01/01/2015 to 12/31/2015	$10.90380	$10.81615	0
01/01/2016 to 12/31/2016	$10.81615	$10.77501	0
01/01/2017 to 12/31/2017	$10.77501	$10.62143	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99745	$10.95270	0
01/01/2011 to 12/31/2011	$10.95270	$12.87421	0
01/01/2012 to 12/31/2012	$12.87421	$13.43279	0
01/01/2013 to 12/31/2013	$13.43279	$12.20553	0
01/01/2014 to 12/31/2014	$12.20553	$12.84121	0
01/01/2015 to 12/31/2015	$12.84121	$12.77011	0
01/01/2016 to 12/31/2016	$12.77011	$12.73121	0
01/01/2017 to 12/31/2017	$12.73121	$12.63618	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.96009	0
01/01/2012 to 12/31/2012	$11.96009	$12.36832	0
01/01/2013 to 12/31/2013	$12.36832	$10.90661	0
01/01/2014 to 12/31/2014	$10.90661	$11.76109	0
01/01/2015 to 12/31/2015	$11.76109	$11.73190	0
01/01/2016 to 12/31/2016	$11.73190	$11.67243	0
01/01/2017 to 12/31/2017	$11.67243	$11.58403	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34627	0
01/01/2013 to 12/31/2013	$10.34627	$9.07766	0
01/01/2014 to 12/31/2014	$9.07766	$9.98847	0
01/01/2015 to 12/31/2015	$9.98847	$10.02347	0
01/01/2016 to 12/31/2016	$10.02347	$9.98088	0
01/01/2017 to 12/31/2017	$9.98088	$9.91768	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70520	0
01/01/2014 to 12/31/2014	$8.70520	$9.74626	0
01/01/2015 to 12/31/2015	$9.74626	$9.79288	0
01/01/2016 to 12/31/2016	$9.79288	$9.75095	0
01/01/2017 to 12/31/2017	$9.75095	$9.68796	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24581	0
01/01/2015 to 12/31/2015	$11.24581	$11.20715	0
01/01/2016 to 12/31/2016	$11.20715	$11.22099	0
01/01/2017 to 12/31/2017	$11.22099	$11.16462	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88754	0
01/01/2016 to 12/31/2016	$9.88754	$9.86158	0
01/01/2017 to 12/31/2017	$9.86158	$9.86905	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82967	0
01/01/2017 to 12/31/2017	$9.82967	$9.86246	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98593	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14486	$10.29149	0
01/01/2010 to 12/31/2010	$10.29149	$11.43520	0
01/01/2011 to 12/31/2011	$11.43520	$10.51686	0
01/01/2012 to 12/31/2012	$10.51686	$11.63480	0
01/01/2013 to 12/31/2013	$11.63480	$14.94057	0
01/01/2014 to 12/31/2014	$14.94057	$16.09598	0
01/01/2015 to 12/31/2015	$16.09598	$14.97698	0
01/01/2016 to 12/31/2016	$14.97698	$16.64530	0
01/01/2017 to 04/28/2017	$16.64530	$17.20712	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.90879	$7.56990	609,561
01/01/2009 to 12/31/2009	$7.56990	$9.26952	609,431
01/01/2010 to 12/31/2010	$9.26952	$10.26814	616,299
01/01/2011 to 12/31/2011	$10.26814	$9.78927	582,751
01/01/2012 to 12/31/2012	$9.78927	$10.87660	588,091
01/01/2013 to 12/31/2013	$10.87660	$13.03710	609,527
01/01/2014 to 12/31/2014	$13.03710	$13.62879	583,819
01/01/2015 to 12/31/2015	$13.62879	$13.38682	517,818
01/01/2016 to 12/31/2016	$13.38682	$13.97427	495,362
01/01/2017 to 12/31/2017	$13.97427	$16.09701	464,681
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59758	0
01/01/2014 to 12/31/2014	$11.59758	$12.87345	0
01/01/2015 to 12/31/2015	$12.87345	$12.12859	0
01/01/2016 to 12/31/2016	$12.12859	$13.61584	0
01/01/2017 to 12/31/2017	$13.61584	$15.75254	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.48919	$7.92476	0
01/01/2009 to 12/31/2009	$7.92476	$10.21482	0
01/01/2010 to 12/31/2010	$10.21482	$12.84404	0
01/01/2011 to 12/31/2011	$12.84404	$13.37666	0
01/01/2012 to 12/31/2012	$13.37666	$15.07483	0
01/01/2013 to 12/31/2013	$15.07483	$15.19011	0
01/01/2014 to 12/31/2014	$15.19011	$19.42952	0
01/01/2015 to 12/31/2015	$19.42952	$19.90293	0
01/01/2016 to 12/31/2016	$19.90293	$20.38351	0
01/01/2017 to 12/31/2017	$20.38351	$21.16069	0
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.38029	$8.56357	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99809	$9.64589	0
01/01/2014 to 12/31/2014	$9.64589	$9.90521	0
01/01/2015 to 12/31/2015	$9.90521	$9.66834	17,826
01/01/2016 to 12/31/2016	$9.66834	$9.87842	20,399
01/01/2017 to 04/28/2017	$9.87842	$10.06176	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10342	$7.47374	0
01/01/2009 to 12/31/2009	$7.47374	$8.85245	0
01/01/2010 to 12/31/2010	$8.85245	$9.80162	0
01/01/2011 to 12/31/2011	$9.80162	$9.34014	4,086
01/01/2012 to 12/31/2012	$9.34014	$10.36964	4,086
01/01/2013 to 12/31/2013	$10.36964	$12.07928	4,086
01/01/2014 to 12/31/2014	$12.07928	$12.47680	4,086
01/01/2015 to 10/16/2015	$12.47680	$12.38112	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.16298	$7.14500	66,345
01/01/2009 to 12/31/2009	$7.14500	$8.64605	76,589
01/01/2010 to 12/31/2010	$8.64605	$9.66094	69,707
01/01/2011 to 12/31/2011	$9.66094	$9.29742	57,873
01/01/2012 to 12/31/2012	$9.29742	$10.04957	64,350
01/01/2013 to 12/31/2013	$10.04957	$11.26814	67,237
01/01/2014 to 12/31/2014	$11.26814	$11.35634	67,368
01/01/2015 to 12/31/2015	$11.35634	$11.20544	58,592
01/01/2016 to 12/31/2016	$11.20544	$11.41444	63,752
01/01/2017 to 12/31/2017	$11.41444	$12.99017	54,909
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99810	$7.45069	0
01/01/2009 to 11/13/2009	$7.45069	$8.28568	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.70020	4,677
01/01/2013 to 12/31/2013	$10.70020	$13.01302	4,978
01/01/2014 to 12/31/2014	$13.01302	$13.11820	5,033
01/01/2015 to 10/16/2015	$13.11820	$12.50420	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.76816	0
01/01/2014 to 12/31/2014	$10.76816	$10.79012	5,513
01/01/2015 to 10/16/2015	$10.79012	$10.24578	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17477	$6.09515	0
01/01/2009 to 12/31/2009	$6.09515	$8.04541	0
01/01/2010 to 12/31/2010	$8.04541	$9.44866	0
01/01/2011 to 12/31/2011	$9.44866	$8.76681	0
01/01/2012 to 12/31/2012	$8.76681	$10.86107	0
01/01/2013 to 12/31/2013	$10.86107	$11.07301	0
01/01/2014 to 12/31/2014	$11.07301	$12.32515	0
01/01/2015 to 12/31/2015	$12.32515	$12.03126	0
01/01/2016 to 12/31/2016	$12.03126	$11.86093	0
01/01/2017 to 12/31/2017	$11.86093	$12.85092	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.80631	$7.47329	0
01/01/2009 to 12/31/2009	$7.47329	$10.90871	0
01/01/2010 to 12/31/2010	$10.90871	$11.75486	0
01/01/2011 to 12/31/2011	$11.75486	$11.03082	0
01/01/2012 to 12/31/2012	$11.03082	$12.90724	0
01/01/2013 to 12/31/2013	$12.90724	$16.36123	0
01/01/2014 to 02/07/2014	$16.36123	$16.08464	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.01493	$6.96213	0
01/01/2009 to 12/31/2009	$6.96213	$8.10749	0
01/01/2010 to 12/31/2010	$8.10749	$8.94216	0
01/01/2011 to 12/31/2011	$8.94216	$8.25493	0
01/01/2012 to 12/31/2012	$8.25493	$9.65125	0
01/01/2013 to 12/31/2013	$9.65125	$12.59265	0
01/01/2014 to 12/31/2014	$12.59265	$13.91929	0
01/01/2015 to 12/31/2015	$13.91929	$12.97118	0
01/01/2016 to 12/31/2016	$12.97118	$14.13679	0
01/01/2017 to 12/31/2017	$14.13679	$15.15938	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.73768	$7.36813	0
01/01/2009 to 12/31/2009	$7.36813	$11.30917	0
01/01/2010 to 12/31/2010	$11.30917	$13.24024	0
01/01/2011 to 12/31/2011	$13.24024	$12.55147	0
01/01/2012 to 12/31/2012	$12.55147	$14.66808	0
01/01/2013 to 12/31/2013	$14.66808	$18.94493	0
01/01/2014 to 12/31/2014	$18.94493	$20.64370	0
01/01/2015 to 12/31/2015	$20.64370	$19.02289	0
01/01/2016 to 12/31/2016	$19.02289	$18.89277	0
01/01/2017 to 12/31/2017	$18.89277	$23.46127	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08910	$7.58219	0
01/01/2009 to 12/31/2009	$7.58219	$9.14036	0
01/01/2010 to 12/31/2010	$9.14036	$9.96633	0
01/01/2011 to 12/31/2011	$9.96633	$9.68853	0
01/01/2012 to 12/31/2012	$9.68853	$10.42454	0
01/01/2013 to 12/31/2013	$10.42454	$11.18541	0
01/01/2014 to 12/31/2014	$11.18541	$11.37022	5,379
01/01/2015 to 12/31/2015	$11.37022	$11.00810	5,007
01/01/2016 to 12/31/2016	$11.00810	$11.32121	4,631
01/01/2017 to 12/31/2017	$11.32121	$12.42074	5,806

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03298	$7.61665	0
01/01/2009 to 12/31/2009	$7.61665	$9.43976	0
01/01/2010 to 12/31/2010	$9.43976	$11.69193	0
01/01/2011 to 12/31/2011	$11.69193	$11.57271	0
01/01/2012 to 12/31/2012	$11.57271	$13.08049	0
01/01/2013 to 12/31/2013	$13.08049	$17.74064	0
01/01/2014 to 12/31/2014	$17.74064	$18.58087	0
01/01/2015 to 12/31/2015	$18.58087	$17.15671	0
01/01/2016 to 12/31/2016	$17.15671	$20.83931	0
01/01/2017 to 12/31/2017	$20.83931	$22.84387	0
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.41692	$10.43309	0
01/01/2009 to 12/31/2009	$10.43309	$10.21844	0
01/01/2010 to 12/31/2010	$10.21844	$9.98629	0
01/01/2011 to 12/31/2011	$9.98629	$9.75943	0
01/01/2012 to 12/31/2012	$9.75943	$9.53559	0
01/01/2013 to 12/31/2013	$9.53559	$9.31663	0
01/01/2014 to 12/31/2014	$9.31663	$9.10274	0
01/01/2015 to 12/31/2015	$9.10274	$8.89362	0
01/01/2016 to 12/31/2016	$8.89362	$8.69004	0
01/01/2017 to 12/31/2017	$8.69004	$8.51986	0
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.58384	$7.69933	0
01/01/2009 to 12/31/2009	$7.69933	$10.19721	0
01/01/2010 to 12/31/2010	$10.19721	$11.30809	0
01/01/2011 to 12/31/2011	$11.30809	$11.39954	0
01/01/2012 to 12/31/2012	$11.39954	$12.68259	0
01/01/2013 to 12/31/2013	$12.68259	$13.28118	0
01/01/2014 to 12/31/2014	$13.28118	$13.30812	0
01/01/2015 to 12/31/2015	$13.30812	$12.53922	0
01/01/2016 to 12/31/2016	$12.53922	$14.13826	0
01/01/2017 to 12/31/2017	$14.13826	$14.84664	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.51688	$6.58358	0
01/01/2009 to 12/31/2009	$6.58358	$7.68247	0
01/01/2010 to 12/31/2010	$7.68247	$8.49390	0
01/01/2011 to 12/31/2011	$8.49390	$7.95195	0
01/01/2012 to 12/31/2012	$7.95195	$9.08092	0
01/01/2013 to 12/31/2013	$9.08092	$12.40905	0
01/01/2014 to 12/31/2014	$12.40905	$13.79073	0
01/01/2015 to 12/31/2015	$13.79073	$12.41825	0
01/01/2016 to 12/31/2016	$12.41825	$14.54668	0
01/01/2017 to 12/31/2017	$14.54668	$16.94164	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.28160	$5.97163	0
01/01/2009 to 12/31/2009	$5.97163	$7.89352	0
01/01/2010 to 12/31/2010	$7.89352	$8.83058	0
01/01/2011 to 12/31/2011	$8.83058	$7.51292	0
01/01/2012 to 12/31/2012	$7.51292	$8.83520	0
01/01/2013 to 12/31/2013	$8.83520	$10.27745	0
01/01/2014 to 12/31/2014	$10.27745	$9.48665	0
01/01/2015 to 12/31/2015	$9.48665	$9.56059	0
01/01/2016 to 12/31/2016	$9.56059	$8.98862	0
01/01/2017 to 12/31/2017	$8.98862	$11.89437	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.45435	$6.81369	0
01/01/2009 to 12/31/2009	$6.81369	$8.68753	0
01/01/2010 to 12/31/2010	$8.68753	$9.42890	0
01/01/2011 to 12/31/2011	$9.42890	$8.05644	0
01/01/2012 to 12/31/2012	$8.05644	$9.18375	0
01/01/2013 to 12/31/2013	$9.18375	$10.71966	0
01/01/2014 to 12/31/2014	$10.71966	$9.77145	0
01/01/2015 to 12/31/2015	$9.77145	$9.62503	0
01/01/2016 to 12/31/2016	$9.62503	$9.45914	0
01/01/2017 to 12/31/2017	$9.45914	$11.35112	0
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98123	$10.82907	0
01/01/2010 to 12/31/2010	$10.82907	$11.72425	0
01/01/2011 to 12/31/2011	$11.72425	$12.88118	0
01/01/2012 to 12/31/2012	$12.88118	$13.76813	0
01/01/2013 to 12/31/2013	$13.76813	$13.02394	0
01/01/2014 to 12/31/2014	$13.02394	$13.58124	0
01/01/2015 to 12/31/2015	$13.58124	$13.42506	0
01/01/2016 to 12/31/2016	$13.42506	$13.66902	0
01/01/2017 to 12/31/2017	$13.66902	$13.93188	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11161	$7.10816	0
01/01/2009 to 12/31/2009	$7.10816	$8.79688	0
01/01/2010 to 12/31/2010	$8.79688	$9.78253	0
01/01/2011 to 12/31/2011	$9.78253	$9.50384	0
01/01/2012 to 12/31/2012	$9.50384	$10.54658	0
01/01/2013 to 12/31/2013	$10.54658	$11.98217	0
01/01/2014 to 12/31/2014	$11.98217	$12.45210	0
01/01/2015 to 12/31/2015	$12.45210	$12.03872	0
01/01/2016 to 12/31/2016	$12.03872	$12.37664	0
01/01/2017 to 12/31/2017	$12.37664	$14.14380	0
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.59092	$7.78368	0
01/01/2009 to 12/31/2009	$7.78368	$10.33368	0
01/01/2010 to 12/31/2010	$10.33368	$10.82050	0
01/01/2011 to 12/31/2011	$10.82050	$9.60488	0
01/01/2012 to 12/31/2012	$9.60488	$11.43995	0
01/01/2013 to 12/31/2013	$11.43995	$12.89430	0
01/01/2014 to 12/31/2014	$12.89430	$11.79623	0
01/01/2015 to 12/31/2015	$11.79623	$11.20321	0
01/01/2016 to 12/31/2016	$11.20321	$11.15796	0
01/01/2017 to 12/31/2017	$11.15796	$14.13314	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.42601	$9.19703	30,945
01/01/2009 to 12/31/2009	$9.19703	$10.96455	39,805
01/01/2010 to 12/31/2010	$10.96455	$11.49692	28,730
01/01/2011 to 12/31/2011	$11.49692	$11.25949	27,872
01/01/2012 to 12/31/2012	$11.25949	$12.17972	27,841
01/01/2013 to 12/31/2013	$12.17972	$13.21287	26,536
01/01/2014 to 12/31/2014	$13.21287	$13.61293	27,887
01/01/2015 to 12/31/2015	$13.61293	$13.27606	28,870
01/01/2016 to 12/31/2016	$13.27606	$13.46978	28,629
01/01/2017 to 12/31/2017	$13.46978	$14.75936	30,229

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08348	$10.28169	0
01/01/2010 to 12/31/2010	$10.28169	$11.18250	0
01/01/2011 to 12/31/2011	$11.18250	$10.99851	0
01/01/2012 to 12/31/2012	$10.99851	$12.37752	0
01/01/2013 to 12/31/2013	$12.37752	$16.50679	0
01/01/2014 to 12/31/2014	$16.50679	$17.66066	0
01/01/2015 to 12/31/2015	$17.66066	$19.09011	0
01/01/2016 to 12/31/2016	$19.09011	$18.37958	0
01/01/2017 to 12/31/2017	$18.37958	$24.39342	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.76067	$7.02395	0
01/01/2009 to 12/31/2009	$7.02395	$8.90497	0
01/01/2010 to 12/31/2010	$8.90497	$10.41910	0
01/01/2011 to 12/31/2011	$10.41910	$10.08715	0
01/01/2012 to 12/31/2012	$10.08715	$11.06404	0
01/01/2013 to 12/31/2013	$11.06404	$14.76780	0
01/01/2014 to 12/31/2014	$14.76780	$15.95672	0
01/01/2015 to 12/31/2015	$15.95672	$17.16059	0
01/01/2016 to 12/31/2016	$17.16059	$17.70247	0
01/01/2017 to 12/31/2017	$17.70247	$23.00339	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.00230	$8.24992	0
01/01/2009 to 12/31/2009	$8.24992	$10.84970	0
01/01/2010 to 12/31/2010	$10.84970	$12.02269	0
01/01/2011 to 12/31/2011	$12.02269	$12.94190	0
01/01/2012 to 12/31/2012	$12.94190	$13.39400	0
01/01/2013 to 12/31/2013	$13.39400	$12.82466	0
01/01/2014 to 12/31/2014	$12.82466	$13.33072	0
01/01/2015 to 12/31/2015	$13.33072	$12.94851	0
01/01/2016 to 12/31/2016	$12.94851	$12.98097	0
01/01/2017 to 12/31/2017	$12.98097	$13.10897	0
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.52608	$8.72326	0
01/01/2009 to 12/31/2009	$8.72326	$11.20837	0
01/01/2010 to 12/31/2010	$11.20837	$12.27036	0
01/01/2011 to 12/31/2011	$12.27036	$11.61339	0
01/01/2012 to 12/31/2012	$11.61339	$13.96490	0
01/01/2013 to 12/31/2013	$13.96490	$17.41492	0
01/01/2014 to 12/31/2014	$17.41492	$17.63286	0
01/01/2015 to 12/31/2015	$17.63286	$16.97551	0
01/01/2016 to 12/31/2016	$16.97551	$17.76620	0
01/01/2017 to 12/31/2017	$17.76620	$21.49793	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.89324	$8.02380	0
01/01/2009 to 12/31/2009	$8.02380	$9.74490	0
01/01/2010 to 12/31/2010	$9.74490	$10.73856	0
01/01/2011 to 12/31/2011	$10.73856	$10.43001	0
01/01/2012 to 12/31/2012	$10.43001	$11.93110	0
01/01/2013 to 12/31/2013	$11.93110	$15.93617	0
01/01/2014 to 12/31/2014	$15.93617	$16.92637	0
01/01/2015 to 12/31/2015	$16.92637	$17.73331	0
01/01/2016 to 12/31/2016	$17.73331	$17.65828	0
01/01/2017 to 12/31/2017	$17.65828	$22.55248	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99810	$10.17185	0
01/01/2013 to 12/31/2013	$10.17185	$13.36759	0
01/01/2014 to 12/31/2014	$13.36759	$14.39519	0
01/01/2015 to 12/31/2015	$14.39519	$13.96287	0
01/01/2016 to 12/31/2016	$13.96287	$15.47743	0
01/01/2017 to 12/31/2017	$15.47743	$17.74534	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02800	$10.05929	0
01/01/2012 to 12/31/2012	$10.05929	$10.30678	0
01/01/2013 to 12/31/2013	$10.30678	$9.78486	0
01/01/2014 to 12/31/2014	$9.78486	$10.05258	0
01/01/2015 to 10/16/2015	$10.05258	$9.97340	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.99959	$8.32629	0
01/01/2009 to 12/31/2009	$8.32629	$10.55846	0
01/01/2010 to 12/31/2010	$10.55846	$13.27452	0
01/01/2011 to 12/31/2011	$13.27452	$13.18889	0
01/01/2012 to 12/31/2012	$13.18889	$14.48113	0
01/01/2013 to 12/31/2013	$14.48113	$18.76265	0
01/01/2014 to 12/31/2014	$18.76265	$19.78726	0
01/01/2015 to 10/16/2015	$19.78726	$20.18506	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.52249	$7.03005	0
01/01/2009 to 12/31/2009	$7.03005	$8.41842	0
01/01/2010 to 12/31/2010	$8.41842	$9.89236	0
01/01/2011 to 04/29/2011	$9.89236	$11.07199	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.80676	$6.66062	0
01/01/2009 to 12/31/2009	$6.66062	$9.15272	0
01/01/2010 to 12/31/2010	$9.15272	$11.03847	0
01/01/2011 to 12/31/2011	$11.03847	$10.51733	0
01/01/2012 to 12/31/2012	$10.51733	$12.03539	0
01/01/2013 to 12/31/2013	$12.03539	$16.69890	0
01/01/2014 to 12/31/2014	$16.69890	$18.64059	0
01/01/2015 to 12/31/2015	$18.64059	$17.18584	0
01/01/2016 to 12/31/2016	$17.18584	$19.85328	0
01/01/2017 to 12/31/2017	$19.85328	$22.07351	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99810	$10.27770	0
01/01/2013 to 12/31/2013	$10.27770	$11.94105	0
01/01/2014 to 12/31/2014	$11.94105	$12.26636	2,209
01/01/2015 to 12/31/2015	$12.26636	$11.83588	2,209
01/01/2016 to 12/31/2016	$11.83588	$12.06457	2,209
01/01/2017 to 12/31/2017	$12.06457	$13.73254	2,209
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10084	$5.55714	0
01/01/2009 to 12/31/2009	$5.55714	$9.04108	0
01/01/2010 to 12/31/2010	$9.04108	$10.80079	0
01/01/2011 to 12/31/2011	$10.80079	$8.41374	0
01/01/2012 to 12/31/2012	$8.41374	$9.69414	0
01/01/2013 to 12/31/2013	$9.69414	$9.49268	0
01/01/2014 to 12/31/2014	$9.49268	$8.84038	0
01/01/2015 to 12/31/2015	$8.84038	$7.19247	0
01/01/2016 to 12/31/2016	$7.19247	$7.89648	0
01/01/2017 to 12/31/2017	$7.89648	$9.75083	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.23988	$8.84173	173,973
01/01/2009 to 12/31/2009	$8.84173	$10.36969	300,422
01/01/2010 to 12/31/2010	$10.36969	$11.20278	338,401
01/01/2011 to 12/31/2011	$11.20278	$11.05498	324,919
01/01/2012 to 12/31/2012	$11.05498	$11.92123	290,854
01/01/2013 to 12/31/2013	$11.92123	$12.72044	278,970
01/01/2014 to 12/31/2014	$12.72044	$13.14612	214,087
01/01/2015 to 12/31/2015	$13.14612	$12.86271	208,588
01/01/2016 to 12/31/2016	$12.86271	$13.26247	192,222
01/01/2017 to 12/31/2017	$13.26247	$14.27144	182,057
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05918	0
01/01/2012 to 12/31/2012	$10.05918	$10.52644	0
01/01/2013 to 12/31/2013	$10.52644	$10.04686	0
01/01/2014 to 12/31/2014	$10.04686	$10.41113	0
01/01/2015 to 12/31/2015	$10.41113	$10.14477	0
01/01/2016 to 12/31/2016	$10.14477	$10.32962	0
01/01/2017 to 12/31/2017	$10.32962	$10.66542	0
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.35028	$6.57477	102,640
01/01/2009 to 12/31/2009	$6.57477	$8.09236	111,642
01/01/2010 to 12/31/2010	$8.09236	$9.41046	116,941
01/01/2011 to 12/31/2011	$9.41046	$8.62330	110,494
01/01/2012 to 12/31/2012	$8.62330	$9.51355	108,761
01/01/2013 to 12/31/2013	$9.51355	$10.87774	118,672
01/01/2014 to 12/31/2014	$10.87774	$11.60554	125,238
01/01/2015 to 12/31/2015	$11.60554	$11.26949	124,574
01/01/2016 to 12/31/2016	$11.26949	$12.12274	117,922
01/01/2017 to 12/31/2017	$12.12274	$13.75177	142,557
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99809	$11.62451	0
01/01/2014 to 12/31/2014	$11.62451	$13.08872	0
01/01/2015 to 12/31/2015	$13.08872	$12.98552	0
01/01/2016 to 12/31/2016	$12.98552	$14.06544	0
01/01/2017 to 12/31/2017	$14.06544	$16.68608	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.34925	$6.79519	0
01/01/2009 to 12/31/2009	$6.79519	$8.08794	0
01/01/2010 to 12/31/2010	$8.08794	$9.09147	0
01/01/2011 to 12/31/2011	$9.09147	$9.19011	0
01/01/2012 to 12/31/2012	$9.19011	$10.66725	0
01/01/2013 to 12/31/2013	$10.66725	$13.80222	0
01/01/2014 to 12/31/2014	$13.80222	$15.80658	0
01/01/2015 to 12/31/2015	$15.80658	$15.91914	0
01/01/2016 to 12/31/2016	$15.91914	$17.86365	0
01/01/2017 to 12/31/2017	$17.86365	$21.33842	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86065	0
01/01/2012 to 12/31/2012	$8.86065	$9.79586	0
01/01/2013 to 12/31/2013	$9.79586	$11.71463	0
01/01/2014 to 12/31/2014	$11.71463	$12.18966	0
01/01/2015 to 12/31/2015	$12.18966	$11.92765	0
01/01/2016 to 12/31/2016	$11.92765	$12.39126	0
01/01/2017 to 12/31/2017	$12.39126	$14.30991	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08091	$7.31419	0
01/01/2009 to 12/31/2009	$7.31419	$8.81771	0
01/01/2010 to 12/31/2010	$8.81771	$9.64205	0
01/01/2011 to 12/31/2011	$9.64205	$9.24995	0
01/01/2012 to 12/31/2012	$9.24995	$9.96648	622
01/01/2013 to 12/31/2013	$9.96648	$10.94893	458
01/01/2014 to 12/31/2014	$10.94893	$11.24736	396
01/01/2015 to 12/31/2015	$11.24736	$10.97077	2,373
01/01/2016 to 12/31/2016	$10.97077	$11.23558	2,157
01/01/2017 to 12/31/2017	$11.23558	$12.76040	1,956
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09909	$6.66807	407
01/01/2009 to 12/31/2009	$6.66807	$8.26425	939
01/01/2010 to 12/31/2010	$8.26425	$9.23272	1,325
01/01/2011 to 12/31/2011	$9.23272	$8.80549	928
01/01/2012 to 12/31/2012	$8.80549	$9.97103	1,450
01/01/2013 to 12/31/2013	$9.97103	$11.50154	2,105
01/01/2014 to 12/31/2014	$11.50154	$11.84787	2,223
01/01/2015 to 12/31/2015	$11.84787	$11.51300	22,581
01/01/2016 to 12/31/2016	$11.51300	$12.01620	27,862
01/01/2017 to 04/28/2017	$12.01620	$12.47260	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.69820	$7.97865	26,059
01/01/2009 to 12/31/2009	$7.97865	$9.93257	33,715
01/01/2010 to 12/31/2010	$9.93257	$10.85093	37,707
01/01/2011 to 12/31/2011	$10.85093	$10.24382	34,150
01/01/2012 to 12/31/2012	$10.24382	$11.12293	38,607
01/01/2013 to 12/31/2013	$11.12293	$12.43257	20,786
01/01/2014 to 12/31/2014	$12.43257	$12.51586	20,723
01/01/2015 to 10/16/2015	$12.51586	$12.11006	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.06315	$7.13539	0
01/01/2009 to 12/31/2009	$7.13539	$9.24860	0
01/01/2010 to 12/31/2010	$9.24860	$11.97731	0
01/01/2011 to 12/31/2011	$11.97731	$10.16820	0
01/01/2012 to 12/31/2012	$10.16820	$11.92855	0
01/01/2013 to 12/31/2013	$11.92855	$16.41123	0
01/01/2014 to 12/31/2014	$16.41123	$16.82656	0
01/01/2015 to 12/31/2015	$16.82656	$16.65965	0
01/01/2016 to 12/31/2016	$16.65965	$17.53120	0
01/01/2017 to 12/31/2017	$17.53120	$21.87310	0
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.33134	$6.56108	0
01/01/2009 to 12/31/2009	$6.56108	$8.58389	0
01/01/2010 to 12/31/2010	$8.58389	$11.44129	0
01/01/2011 to 12/31/2011	$11.44129	$11.06953	0
01/01/2012 to 12/31/2012	$11.06953	$12.13176	0
01/01/2013 to 12/31/2013	$12.13176	$16.02249	0
01/01/2014 to 12/31/2014	$16.02249	$16.25234	0
01/01/2015 to 12/31/2015	$16.25234	$16.00390	0
01/01/2016 to 12/31/2016	$16.00390	$17.52568	0
01/01/2017 to 12/31/2017	$17.52568	$21.21988	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.45244	$7.86404	0
01/01/2009 to 12/31/2009	$7.86404	$9.75803	0
01/01/2010 to 12/31/2010	$9.75803	$12.01245	0
01/01/2011 to 12/31/2011	$12.01245	$11.03554	0
01/01/2012 to 12/31/2012	$11.03554	$12.73983	0
01/01/2013 to 12/31/2013	$12.73983	$17.10295	0
01/01/2014 to 12/31/2014	$17.10295	$17.59056	0
01/01/2015 to 12/31/2015	$17.59056	$16.44591	0
01/01/2016 to 12/31/2016	$16.44591	$20.76201	0
01/01/2017 to 12/31/2017	$20.76201	$21.77700	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.75789	$8.50729	65,892
01/01/2009 to 12/31/2009	$8.50729	$10.31836	82,127
01/01/2010 to 12/31/2010	$10.31836	$11.24440	71,399
01/01/2011 to 12/31/2011	$11.24440	$11.20462	76,275
01/01/2012 to 12/31/2012	$11.20462	$12.42437	82,843
01/01/2013 to 12/31/2013	$12.42437	$14.18257	91,934
01/01/2014 to 12/31/2014	$14.18257	$14.67176	93,011
01/01/2015 to 12/31/2015	$14.67176	$14.34086	75,783
01/01/2016 to 12/31/2016	$14.34086	$15.06940	83,865
01/01/2017 to 12/31/2017	$15.06940	$16.99289	86,161
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.45490	$6.50390	0
01/01/2009 to 12/31/2009	$6.50390	$7.86669	0
01/01/2010 to 12/31/2010	$7.86669	$8.70417	0
01/01/2011 to 12/31/2011	$8.70417	$8.36524	0
01/01/2012 to 12/31/2012	$8.36524	$9.58274	0
01/01/2013 to 12/31/2013	$9.58274	$12.14221	0
01/01/2014 to 12/31/2014	$12.14221	$12.74921	0
01/01/2015 to 10/16/2015	$12.74921	$11.75837	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.01894	$6.39820	0
01/01/2009 to 12/31/2009	$6.39820	$9.58786	0
01/01/2010 to 12/31/2010	$9.58786	$10.84896	0
01/01/2011 to 12/31/2011	$10.84896	$10.42050	0
01/01/2012 to 12/31/2012	$10.42050	$11.97100	0
01/01/2013 to 12/31/2013	$11.97100	$16.84560	0
01/01/2014 to 12/31/2014	$16.84560	$17.83237	0
01/01/2015 to 12/31/2015	$17.83237	$19.09260	0
01/01/2016 to 12/31/2016	$19.09260	$19.15862	0
01/01/2017 to 12/31/2017	$19.15862	$25.81228	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.52816	$7.67442	0
01/01/2009 to 12/31/2009	$7.67442	$8.86726	0
01/01/2010 to 12/31/2010	$8.86726	$9.74163	0
01/01/2011 to 12/31/2011	$9.74163	$9.47142	0
01/01/2012 to 12/31/2012	$9.47142	$10.49380	0
01/01/2013 to 12/31/2013	$10.49380	$13.80352	0
01/01/2014 to 12/31/2014	$13.80352	$13.69665	0
01/01/2015 to 12/31/2015	$13.69665	$12.57065	0
01/01/2016 to 12/31/2016	$12.57065	$13.03548	0
01/01/2017 to 12/31/2017	$13.03548	$14.84530	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.14222	$8.86480	0
01/01/2009 to 12/31/2009	$8.86480	$12.93549	0
01/01/2010 to 12/31/2010	$12.93549	$15.22376	0
01/01/2011 to 12/31/2011	$15.22376	$12.65564	0
01/01/2012 to 12/31/2012	$12.65564	$12.81165	0
01/01/2013 to 12/31/2013	$12.81165	$14.44278	0
01/01/2014 to 12/31/2014	$14.44278	$12.93120	0
01/01/2015 to 12/31/2015	$12.93120	$10.20163	0
01/01/2016 to 12/31/2016	$10.20163	$12.42155	0
01/01/2017 to 12/31/2017	$12.42155	$13.38801	0
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.45270	$9.96399	0
01/01/2009 to 12/31/2009	$9.96399	$10.91472	0
01/01/2010 to 12/31/2010	$10.91472	$11.27667	0
01/01/2011 to 12/31/2011	$11.27667	$11.47253	0
01/01/2012 to 12/31/2012	$11.47253	$11.79435	0
01/01/2013 to 12/31/2013	$11.79435	$11.09100	0
01/01/2014 to 12/31/2014	$11.09100	$10.89663	0
01/01/2015 to 12/31/2015	$10.89663	$10.15474	0
01/01/2016 to 12/31/2016	$10.15474	$10.35440	0
01/01/2017 to 12/31/2017	$10.35440	$10.32372	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.53682	$6.97427	0
01/01/2009 to 12/31/2009	$6.97427	$9.46381	0
01/01/2010 to 12/31/2010	$9.46381	$11.42956	0
01/01/2011 to 12/31/2011	$11.42956	$10.78208	0
01/01/2012 to 12/31/2012	$10.78208	$12.47352	0
01/01/2013 to 12/31/2013	$12.47352	$16.13772	0
01/01/2014 to 12/31/2014	$16.13772	$18.12745	0
01/01/2015 to 12/31/2015	$18.12745	$16.54068	0
01/01/2016 to 12/31/2016	$16.54068	$18.42373	0
01/01/2017 to 12/31/2017	$18.42373	$21.33768	0
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.08889	$6.81165	0
01/01/2009 to 12/31/2009	$6.81165	$8.54740	0
01/01/2010 to 12/31/2010	$8.54740	$9.57358	0
01/01/2011 to 12/31/2011	$9.57358	$9.03083	960
01/01/2012 to 12/31/2012	$9.03083	$9.79434	2,436
01/01/2013 to 12/31/2013	$9.79434	$11.53150	2,376
01/01/2014 to 12/31/2014	$11.53150	$11.88693	7,717
01/01/2015 to 12/31/2015	$11.88693	$11.54048	12,537
01/01/2016 to 12/31/2016	$11.54048	$12.01186	6,156
01/01/2017 to 12/31/2017	$12.01186	$13.33218	5,874
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97138	$9.23456	0
01/01/2009 to 12/31/2009	$9.23456	$10.07192	0
01/01/2010 to 12/31/2010	$10.07192	$10.60805	0
01/01/2011 to 12/31/2011	$10.60805	$10.98935	0
01/01/2012 to 12/31/2012	$10.98935	$11.57971	0
01/01/2013 to 12/31/2013	$11.57971	$11.14492	0
01/01/2014 to 12/31/2014	$11.14492	$11.67273	0
01/01/2015 to 12/31/2015	$11.67273	$11.54569	0
01/01/2016 to 12/31/2016	$11.54569	$11.86218	0
01/01/2017 to 12/31/2017	$11.86218	$12.32166	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07793	$6.61353	206
01/01/2009 to 12/31/2009	$6.61353	$8.40437	474
01/01/2010 to 12/31/2010	$8.40437	$9.05230	669
01/01/2011 to 12/31/2011	$9.05230	$8.69706	4,868
01/01/2012 to 09/21/2012	$8.69706	$9.69699	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08881	$7.63721	0
01/01/2009 to 12/31/2009	$7.63721	$9.07106	0
01/01/2010 to 12/31/2010	$9.07106	$10.40165	0
01/01/2011 to 12/31/2011	$10.40165	$10.86923	0
01/01/2012 to 12/31/2012	$10.86923	$11.77220	0
01/01/2013 to 12/31/2013	$11.77220	$14.77450	0
01/01/2014 to 12/31/2014	$14.77450	$15.91163	0
01/01/2015 to 12/31/2015	$15.91163	$16.19350	0
01/01/2016 to 12/31/2016	$16.19350	$16.38329	0
01/01/2017 to 12/31/2017	$16.38329	$18.41827	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26782	$7.01089	0
01/01/2009 to 12/31/2009	$7.01089	$8.95999	0
01/01/2010 to 12/31/2010	$8.95999	$10.62684	0
01/01/2011 to 12/31/2011	$10.62684	$10.95424	0
01/01/2012 to 12/31/2012	$10.95424	$13.06738	0
01/01/2013 to 12/31/2013	$13.06738	$17.85789	0
01/01/2014 to 12/31/2014	$17.85789	$19.62197	0
01/01/2015 to 12/31/2015	$19.62197	$20.07041	0
01/01/2016 to 12/31/2016	$20.07041	$20.43151	0
01/01/2017 to 12/31/2017	$20.43151	$23.63061	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38552	$5.24829	0
01/01/2009 to 12/31/2009	$5.24829	$5.89726	0
01/01/2010 to 12/31/2010	$5.89726	$6.39174	0
01/01/2011 to 12/31/2011	$6.39174	$5.38135	0
01/01/2012 to 12/31/2012	$5.38135	$6.55781	0
01/01/2013 to 12/31/2013	$6.55781	$8.46259	0
01/01/2014 to 12/31/2014	$8.46259	$9.33632	0
01/01/2015 to 12/31/2015	$9.33632	$8.98556	0
01/01/2016 to 12/31/2016	$8.98556	$10.12483	0
01/01/2017 to 12/31/2017	$10.12483	$11.69260	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15174	$8.29892	0
01/01/2009 to 12/31/2009	$8.29892	$9.69400	0
01/01/2010 to 12/31/2010	$9.69400	$9.74078	0
01/01/2011 to 12/31/2011	$9.74078	$10.48002	0
01/01/2012 to 12/31/2012	$10.48002	$12.02099	0
01/01/2013 to 12/31/2013	$12.02099	$16.41472	0
01/01/2014 to 12/31/2014	$16.41472	$19.83878	0
01/01/2015 to 12/31/2015	$19.83878	$20.35689	0
01/01/2016 to 12/31/2016	$20.35689	$19.08440	0
01/01/2017 to 12/31/2017	$19.08440	$22.54806	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16525	$6.06953	0
01/01/2009 to 12/31/2009	$6.06953	$7.35928	0
01/01/2010 to 12/31/2010	$7.35928	$8.89801	0
01/01/2011 to 12/31/2011	$8.89801	$8.53881	0
01/01/2012 to 12/31/2012	$8.53881	$9.66036	0
01/01/2013 to 12/31/2013	$9.66036	$13.04318	0
01/01/2014 to 12/31/2014	$13.04318	$13.45439	0
01/01/2015 to 12/31/2015	$13.45439	$12.69577	0
01/01/2016 to 12/31/2016	$12.69577	$14.58164	0
01/01/2017 to 12/31/2017	$14.58164	$17.43903	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11048	$6.68634	0
01/01/2009 to 12/31/2009	$6.68634	$8.47530	0
01/01/2010 to 12/31/2010	$8.47530	$9.37259	0
01/01/2011 to 12/31/2011	$9.37259	$9.44438	0
01/01/2012 to 12/31/2012	$9.44438	$10.40060	0
01/01/2013 to 12/31/2013	$10.40060	$13.27809	0
01/01/2014 to 12/31/2014	$13.27809	$14.65028	0
01/01/2015 to 12/31/2015	$14.65028	$14.85169	0
01/01/2016 to 12/31/2016	$14.85169	$15.23927	0
01/01/2017 to 12/31/2017	$15.23927	$18.65646	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24125	$6.24347	0
01/01/2009 to 12/31/2009	$6.24347	$7.28739	0
01/01/2010 to 12/31/2010	$7.28739	$8.03823	0
01/01/2011 to 12/31/2011	$8.03823	$7.75349	0
01/01/2012 to 12/31/2012	$7.75349	$8.74330	0
01/01/2013 to 12/31/2013	$8.74330	$11.09622	0
01/01/2014 to 12/31/2014	$11.09622	$11.97689	0
01/01/2015 to 12/31/2015	$11.97689	$11.14772	0
01/01/2016 to 12/31/2016	$11.14772	$12.57324	0
01/01/2017 to 12/31/2017	$12.57324	$13.93591	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07225	$6.17185	0
01/01/2009 to 12/31/2009	$6.17185	$8.34071	0
01/01/2010 to 12/31/2010	$8.34071	$10.46522	0
01/01/2011 to 12/31/2011	$10.46522	$9.92945	0
01/01/2012 to 12/31/2012	$9.92945	$11.19304	0
01/01/2013 to 12/31/2013	$11.19304	$14.27442	0
01/01/2014 to 12/31/2014	$14.27442	$14.76834	0
01/01/2015 to 12/31/2015	$14.76834	$14.47018	0
01/01/2016 to 12/31/2016	$14.47018	$15.95925	0
01/01/2017 to 12/31/2017	$15.95925	$18.44847	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18823	$6.43513	0
01/01/2009 to 12/31/2009	$6.43513	$8.22837	0
01/01/2010 to 12/31/2010	$8.22837	$9.68372	0
01/01/2011 to 12/31/2011	$9.68372	$9.09046	0
01/01/2012 to 12/31/2012	$9.09046	$10.35248	0
01/01/2013 to 12/31/2013	$10.35248	$13.36766	0
01/01/2014 to 12/31/2014	$13.36766	$14.39099	0
01/01/2015 to 12/31/2015	$14.39099	$12.90415	0
01/01/2016 to 12/31/2016	$12.90415	$15.67757	0
01/01/2017 to 12/31/2017	$15.67757	$16.94368	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25873	$5.49330	0
01/01/2009 to 12/31/2009	$5.49330	$6.86444	0
01/01/2010 to 12/31/2010	$6.86444	$8.36296	0
01/01/2011 to 12/31/2011	$8.36296	$8.55948	0
01/01/2012 to 12/31/2012	$8.55948	$9.79861	0
01/01/2013 to 12/31/2013	$9.79861	$9.58239	0
01/01/2014 to 12/31/2014	$9.58239	$11.70468	0
01/01/2015 to 12/31/2015	$11.70468	$11.47302	0
01/01/2016 to 12/31/2016	$11.47302	$11.85213	0
01/01/2017 to 12/31/2017	$11.85213	$12.51300	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11338	$6.77909	0
01/01/2009 to 12/31/2009	$6.77909	$8.35679	0
01/01/2010 to 12/31/2010	$8.35679	$10.26535	0
01/01/2011 to 12/31/2011	$10.26535	$10.15857	0
01/01/2012 to 12/31/2012	$10.15857	$11.16373	0
01/01/2013 to 12/31/2013	$11.16373	$15.31695	0
01/01/2014 to 12/31/2014	$15.31695	$15.29039	0
01/01/2015 to 12/31/2015	$15.29039	$15.11440	0
01/01/2016 to 12/31/2016	$15.11440	$17.75647	0
01/01/2017 to 12/31/2017	$17.75647	$19.59998	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22837	$7.14678	0
01/01/2009 to 12/31/2009	$7.14678	$8.40716	0
01/01/2010 to 12/31/2010	$8.40716	$10.02984	0
01/01/2011 to 12/31/2011	$10.02984	$9.39785	0
01/01/2012 to 12/31/2012	$9.39785	$10.66510	0
01/01/2013 to 12/31/2013	$10.66510	$14.34617	0
01/01/2014 to 12/31/2014	$14.34617	$14.83164	0
01/01/2015 to 12/31/2015	$14.83164	$13.29140	0
01/01/2016 to 12/31/2016	$13.29140	$16.72421	0
01/01/2017 to 12/31/2017	$16.72421	$17.92819	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27795	$7.23615	0
01/01/2009 to 12/31/2009	$7.23615	$7.58749	0
01/01/2010 to 12/31/2010	$7.58749	$8.57621	0
01/01/2011 to 12/31/2011	$8.57621	$8.53611	0
01/01/2012 to 12/31/2012	$8.53611	$9.71718	0
01/01/2013 to 12/31/2013	$9.71718	$10.64000	0
01/01/2014 to 12/31/2014	$10.64000	$10.45451	0
01/01/2015 to 12/31/2015	$10.45451	$10.36988	0
01/01/2016 to 12/31/2016	$10.36988	$12.32690	0
01/01/2017 to 12/31/2017	$12.32690	$11.78881	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09840	$7.18288	0
01/01/2009 to 12/31/2009	$7.18288	$7.77133	0
01/01/2010 to 12/31/2010	$7.77133	$8.04473	0
01/01/2011 to 12/31/2011	$8.04473	$9.23675	0
01/01/2012 to 12/31/2012	$9.23675	$9.03694	0
01/01/2013 to 12/31/2013	$9.03694	$10.00483	0
01/01/2014 to 12/31/2014	$10.00483	$12.30542	0
01/01/2015 to 12/31/2015	$12.30542	$11.25303	0
01/01/2016 to 12/31/2016	$11.25303	$12.65316	0
01/01/2017 to 12/31/2017	$12.65316	$13.67891	0
*Denotes the start date of these sub-accounts

PREMIER L SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.91282	$7.36563	12,332
01/01/2009 to 12/31/2009	$7.36563	$9.06905	2,982
01/01/2010 to 12/31/2010	$9.06905	$10.05357	2,935
01/01/2011 to 12/31/2011	$10.05357	$9.68945	9,842
01/01/2012 to 12/31/2012	$9.68945	$10.79903	9,387
01/01/2013 to 12/31/2013	$10.79903	$11.75851	16,082
01/01/2014 to 12/31/2014	$11.75851	$12.08662	12,449
01/01/2015 to 12/31/2015	$12.08662	$11.58176	11,799
01/01/2016 to 12/31/2016	$11.58176	$12.19380	58,255
01/01/2017 to 12/31/2017	$12.19380	$13.59275	55,839
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$10.83452	$7.53017	0
01/01/2009 to 12/31/2009	$7.53017	$9.40896	1,409
01/01/2010 to 12/31/2010	$9.40896	$10.59254	1,409
01/01/2011 to 12/31/2011	$10.59254	$10.49952	1,409
01/01/2012 to 12/31/2012	$10.49952	$11.81435	13,906
01/01/2013 to 12/31/2013	$11.81435	$13.63409	17,094
01/01/2014 to 12/31/2014	$13.63409	$14.32368	21,722
01/01/2015 to 12/31/2015	$14.32368	$14.29579	28,264
01/01/2016 to 12/31/2016	$14.29579	$15.16031	40,326
01/01/2017 to 12/31/2017	$15.16031	$17.55127	40,971
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.18301	$6.57914	0
01/01/2009 to 12/31/2009	$6.57914	$7.67177	0
01/01/2010 to 12/31/2010	$7.67177	$8.64764	0
01/01/2011 to 12/31/2011	$8.64764	$8.86776	0
01/01/2012 to 05/04/2012	$8.86776	$9.65752	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.69051	0
01/01/2014 to 12/31/2014	$11.69051	$13.09913	0
01/01/2015 to 12/31/2015	$13.09913	$13.19338	0
01/01/2016 to 12/31/2016	$13.19338	$14.46107	0
01/01/2017 to 12/31/2017	$14.46107	$17.48760	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.86097	$7.66698	0
01/01/2009 to 12/31/2009	$7.66698	$9.35958	1,416
01/01/2010 to 12/31/2010	$9.35958	$10.40804	3,620
01/01/2011 to 12/31/2011	$10.40804	$10.17985	36,090
01/01/2012 to 12/31/2012	$10.17985	$11.33645	46,569
01/01/2013 to 12/31/2013	$11.33645	$13.20498	78,022
01/01/2014 to 12/31/2014	$13.20498	$13.92690	82,484
01/01/2015 to 12/31/2015	$13.92690	$13.85466	110,542
01/01/2016 to 12/31/2016	$13.85466	$14.58164	100,742
01/01/2017 to 12/31/2017	$14.58164	$16.58958	111,586

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20827	0
01/01/2012 to 12/31/2012	$9.20827	$10.20156	0
01/01/2013 to 12/31/2013	$10.20156	$11.19672	0
01/01/2014 to 12/31/2014	$11.19672	$11.62858	0
01/01/2015 to 12/31/2015	$11.62858	$11.16796	0
01/01/2016 to 12/31/2016	$11.16796	$11.82721	0
01/01/2017 to 12/31/2017	$11.82721	$13.18731	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.54820	0
01/01/2014 to 12/31/2014	$10.54820	$10.81738	0
01/01/2015 to 12/31/2015	$10.81738	$10.73944	0
01/01/2016 to 12/31/2016	$10.73944	$11.30823	0
01/01/2017 to 04/28/2017	$11.30823	$11.73641	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.47408	$10.48603	0
01/01/2009 to 12/31/2009	$10.48603	$11.44430	0
01/01/2010 to 12/31/2010	$11.44430	$11.77276	0
01/01/2011 to 12/31/2011	$11.77276	$11.91843	2,162
01/01/2012 to 12/31/2012	$11.91843	$12.35443	2,629
01/01/2013 to 12/31/2013	$12.35443	$11.96593	8,160
01/01/2014 to 12/31/2014	$11.96593	$11.83586	5,014
01/01/2015 to 12/31/2015	$11.83586	$11.77554	9,173
01/01/2016 to 12/31/2016	$11.77554	$11.85025	10,593
01/01/2017 to 12/31/2017	$11.85025	$11.93304	11,778
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.56075	$10.21988	0
01/01/2009 to 12/31/2009	$10.21988	$11.79093	0
01/01/2010 to 12/31/2010	$11.79093	$12.57524	1,379
01/01/2011 to 12/31/2011	$12.57524	$12.84647	1,058
01/01/2012 to 12/31/2012	$12.84647	$13.90489	4,226
01/01/2013 to 12/31/2013	$13.90489	$13.51422	32,270
01/01/2014 to 12/31/2014	$13.51422	$13.94662	13,001
01/01/2015 to 12/31/2015	$13.94662	$13.51743	11,906
01/01/2016 to 12/31/2016	$13.51743	$13.94960	11,716
01/01/2017 to 12/31/2017	$13.94960	$14.41424	14,583
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14595	$10.30944	0
01/01/2010 to 12/31/2010	$10.30944	$11.60815	0
01/01/2011 to 12/31/2011	$11.60815	$10.81845	0
01/01/2012 to 12/31/2012	$10.81845	$12.12874	0
01/01/2013 to 12/31/2013	$12.12874	$15.78294	0
01/01/2014 to 12/31/2014	$15.78294	$17.23085	0
01/01/2015 to 12/31/2015	$17.23085	$16.24741	111
01/01/2016 to 12/31/2016	$16.24741	$18.29792	108
01/01/2017 to 04/28/2017	$18.29792	$18.99761	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.01224	$7.09376	0
01/01/2009 to 12/31/2009	$7.09376	$8.80257	0
01/01/2010 to 12/31/2010	$8.80257	$9.88109	5,003
01/01/2011 to 12/31/2011	$9.88109	$9.54594	11,275
01/01/2012 to 12/31/2012	$9.54594	$10.74833	18,256
01/01/2013 to 12/31/2013	$10.74833	$13.05551	12,520
01/01/2014 to 12/31/2014	$13.05551	$13.83039	35,764
01/01/2015 to 12/31/2015	$13.83039	$13.76649	69,346
01/01/2016 to 12/31/2016	$13.76649	$14.56220	64,741
01/01/2017 to 12/31/2017	$14.56220	$16.99771	74,180
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99918	$11.72984	0
01/01/2014 to 12/31/2014	$11.72984	$13.19431	0
01/01/2015 to 12/31/2015	$13.19431	$12.59712	0
01/01/2016 to 12/31/2016	$12.59712	$14.33024	0
01/01/2017 to 12/31/2017	$14.33024	$16.79984	0
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$7.81223	$5.02371	0
01/01/2009 to 12/31/2009	$5.02371	$6.56219	0
01/01/2010 to 12/31/2010	$6.56219	$8.36127	0
01/01/2011 to 12/31/2011	$8.36127	$8.82419	0
01/01/2012 to 12/31/2012	$8.82419	$10.07765	18
01/01/2013 to 12/31/2013	$10.07765	$10.29050	2,386
01/01/2014 to 12/31/2014	$10.29050	$13.33818	5,228
01/01/2015 to 12/31/2015	$13.33818	$13.84584	8,747
01/01/2016 to 12/31/2016	$13.84584	$14.36896	8,506
01/01/2017 to 12/31/2017	$14.36896	$15.11555	8,493
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$8.33201	$7.66199	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99918	$9.73366	0
01/01/2014 to 12/31/2014	$9.73366	$10.12900	0
01/01/2015 to 12/31/2015	$10.12900	$10.01891	0
01/01/2016 to 12/31/2016	$10.01891	$10.37307	0
01/01/2017 to 04/28/2017	$10.37307	$10.61142	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10379	$7.54057	0
01/01/2009 to 12/31/2009	$7.54057	$9.05097	0
01/01/2010 to 12/31/2010	$9.05097	$10.15522	2,740
01/01/2011 to 12/31/2011	$10.15522	$9.80622	2,104
01/01/2012 to 12/31/2012	$9.80622	$11.03284	1,348
01/01/2013 to 12/31/2013	$11.03284	$13.02361	2,275
01/01/2014 to 12/31/2014	$13.02361	$13.63207	1,233
01/01/2015 to 10/16/2015	$13.63207	$13.67052	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$10.77036	$6.98618	0
01/01/2009 to 12/31/2009	$6.98618	$8.56682	0
01/01/2010 to 12/31/2010	$8.56682	$9.70021	0
01/01/2011 to 12/31/2011	$9.70021	$9.45972	1,311
01/01/2012 to 12/31/2012	$9.45972	$10.36217	15,691
01/01/2013 to 12/31/2013	$10.36217	$11.77393	20,997
01/01/2014 to 12/31/2014	$11.77393	$12.02477	19,045
01/01/2015 to 12/31/2015	$12.02477	$12.02372	17,118
01/01/2016 to 12/31/2016	$12.02372	$12.41117	36,892
01/01/2017 to 12/31/2017	$12.41117	$14.31272	39,835

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99918	$7.49594	0
01/01/2009 to 11/13/2009	$7.49594	$8.43273	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.79695	1,740
01/01/2013 to 12/31/2013	$10.79695	$13.30615	2,020
01/01/2014 to 12/31/2014	$13.30615	$13.59311	1,167
01/01/2015 to 10/16/2015	$13.59311	$13.09384	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.86599	0
01/01/2014 to 12/31/2014	$10.86599	$11.03376	0
01/01/2015 to 10/16/2015	$11.03376	$10.58791	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17586	$6.13224	0
01/01/2009 to 12/31/2009	$6.13224	$8.20276	0
01/01/2010 to 12/31/2010	$8.20276	$9.76197	0
01/01/2011 to 12/31/2011	$9.76197	$9.17833	0
01/01/2012 to 12/31/2012	$9.17833	$11.52315	760
01/01/2013 to 12/31/2013	$11.52315	$11.90508	736
01/01/2014 to 12/31/2014	$11.90508	$13.42844	2,063
01/01/2015 to 12/31/2015	$13.42844	$13.28358	3,416
01/01/2016 to 12/31/2016	$13.28358	$13.26990	3,441
01/01/2017 to 12/31/2017	$13.26990	$14.56915	3,330
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.53628	$6.82244	0
01/01/2009 to 12/31/2009	$6.82244	$10.09167	0
01/01/2010 to 12/31/2010	$10.09167	$11.01965	0
01/01/2011 to 12/31/2011	$11.01965	$10.47885	0
01/01/2012 to 12/31/2012	$10.47885	$12.42563	1,093
01/01/2013 to 12/31/2013	$12.42563	$15.96125	71
01/01/2014 to 02/07/2014	$15.96125	$15.71317	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.62005	$6.23634	0
01/01/2009 to 12/31/2009	$6.23634	$7.35950	0
01/01/2010 to 12/31/2010	$7.35950	$8.22556	0
01/01/2011 to 12/31/2011	$8.22556	$7.69478	0
01/01/2012 to 12/31/2012	$7.69478	$9.11684	20
01/01/2013 to 12/31/2013	$9.11684	$12.05440	1,316
01/01/2014 to 12/31/2014	$12.05440	$13.50241	2,299
01/01/2015 to 12/31/2015	$13.50241	$12.75099	21,296
01/01/2016 to 12/31/2016	$12.75099	$14.08203	31,336
01/01/2017 to 12/31/2017	$14.08203	$15.30187	31,536
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.48986	$6.73541	0
01/01/2009 to 12/31/2009	$6.73541	$10.47635	0
01/01/2010 to 12/31/2010	$10.47635	$12.42903	0
01/01/2011 to 12/31/2011	$12.42903	$11.93976	0
01/01/2012 to 12/31/2012	$11.93976	$14.14015	1,396
01/01/2013 to 12/31/2013	$14.14015	$18.50694	2,504
01/01/2014 to 12/31/2014	$18.50694	$20.43596	5,031
01/01/2015 to 12/31/2015	$20.43596	$19.08331	9,822
01/01/2016 to 12/31/2016	$19.08331	$19.20543	11,310
01/01/2017 to 12/31/2017	$19.20543	$24.16719	11,658

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08946	$7.64998	0
01/01/2009 to 12/31/2009	$7.64998	$9.34543	0
01/01/2010 to 12/31/2010	$9.34543	$10.32606	0
01/01/2011 to 12/31/2011	$10.32606	$10.17206	0
01/01/2012 to 12/31/2012	$10.17206	$11.09154	9,423
01/01/2013 to 12/31/2013	$11.09154	$12.06017	13,204
01/01/2014 to 12/31/2014	$12.06017	$12.42331	17,974
01/01/2015 to 12/31/2015	$12.42331	$12.18843	17,295
01/01/2016 to 12/31/2016	$12.18843	$12.70214	33,949
01/01/2017 to 12/31/2017	$12.70214	$14.12146	31,336
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03407	$7.66279	0
01/01/2009 to 12/31/2009	$7.66279	$9.62383	0
01/01/2010 to 12/31/2010	$9.62383	$12.07909	0
01/01/2011 to 12/31/2011	$12.07909	$12.11532	0
01/01/2012 to 12/31/2012	$12.11532	$13.87726	592
01/01/2013 to 12/31/2013	$13.87726	$19.07270	1,617
01/01/2014 to 12/31/2014	$19.07270	$20.24314	1,633
01/01/2015 to 12/31/2015	$20.24314	$18.94153	2,968
01/01/2016 to 12/31/2016	$18.94153	$23.31383	5,254
01/01/2017 to 12/31/2017	$23.31383	$25.89693	5,767
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.29973	$10.45357	0
01/01/2009 to 12/31/2009	$10.45357	$10.37528	0
01/01/2010 to 12/31/2010	$10.37528	$10.27485	0
01/01/2011 to 12/31/2011	$10.27485	$10.17598	7,315
01/01/2012 to 12/31/2012	$10.17598	$10.07626	2,251
01/01/2013 to 12/31/2013	$10.07626	$9.97714	1,433
01/01/2014 to 12/31/2014	$9.97714	$9.87852	23,288
01/01/2015 to 12/31/2015	$9.87852	$9.78032	11,823
01/01/2016 to 12/31/2016	$9.78032	$9.68399	9,858
01/01/2017 to 12/31/2017	$9.68399	$9.62117	6,683
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$9.96607	$7.34697	0
01/01/2009 to 12/31/2009	$7.34697	$9.86035	0
01/01/2010 to 12/31/2010	$9.86035	$11.08074	0
01/01/2011 to 12/31/2011	$11.08074	$11.31919	0
01/01/2012 to 12/31/2012	$11.31919	$12.76194	1,142
01/01/2013 to 12/31/2013	$12.76194	$13.54280	2,602
01/01/2014 to 12/31/2014	$13.54280	$13.75166	4,729
01/01/2015 to 12/31/2015	$13.75166	$13.13027	7,415
01/01/2016 to 12/31/2016	$13.13027	$15.00201	10,073
01/01/2017 to 12/31/2017	$15.00201	$15.96360	11,839
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.84473	$5.70314	0
01/01/2009 to 12/31/2009	$5.70314	$6.74404	0
01/01/2010 to 12/31/2010	$6.74404	$7.55590	0
01/01/2011 to 12/31/2011	$7.55590	$7.16817	0
01/01/2012 to 12/31/2012	$7.16817	$8.29561	32
01/01/2013 to 12/31/2013	$8.29561	$11.48738	677
01/01/2014 to 12/31/2014	$11.48738	$12.93708	3,267
01/01/2015 to 12/31/2015	$12.93708	$11.80525	3,857
01/01/2016 to 12/31/2016	$11.80525	$14.01298	9,295
01/01/2017 to 12/31/2017	$14.01298	$16.53743	7,366

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.05201	$5.93863	0
01/01/2009 to 12/31/2009	$5.93863	$7.95483	0
01/01/2010 to 12/31/2010	$7.95483	$9.01789	0
01/01/2011 to 12/31/2011	$9.01789	$7.77483	0
01/01/2012 to 12/31/2012	$7.77483	$9.26557	0
01/01/2013 to 12/31/2013	$9.26557	$10.92201	0
01/01/2014 to 12/31/2014	$10.92201	$10.21646	0
01/01/2015 to 12/31/2015	$10.21646	$10.43383	177
01/01/2016 to 12/31/2016	$10.43383	$9.94030	484
01/01/2017 to 12/31/2017	$9.94030	$13.32866	471
AST International Value Portfolio
01/01/2008 to 12/31/2008	$11.65068	$6.45950	0
01/01/2009 to 12/31/2009	$6.45950	$8.34615	0
01/01/2010 to 12/31/2010	$8.34615	$9.17929	0
01/01/2011 to 12/31/2011	$9.17929	$7.94794	0
01/01/2012 to 12/31/2012	$7.94794	$9.18156	0
01/01/2013 to 12/31/2013	$9.18156	$10.86035	0
01/01/2014 to 12/31/2014	$10.86035	$10.03208	0
01/01/2015 to 12/31/2015	$10.03208	$10.01389	121
01/01/2016 to 12/31/2016	$10.01389	$9.97240	223
01/01/2017 to 12/31/2017	$9.97240	$12.12628	218
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11197	$7.17178	0
01/01/2009 to 12/31/2009	$7.17178	$8.99427	0
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	0
01/01/2012 to 12/31/2012	$9.97825	$11.22134	4,842
01/01/2013 to 12/31/2013	$11.22134	$12.91910	5,595
01/01/2014 to 12/31/2014	$12.91910	$13.60521	5,755
01/01/2015 to 12/31/2015	$13.60521	$13.32949	12,579
01/01/2016 to 12/31/2016	$13.32949	$13.88622	21,440
01/01/2017 to 12/31/2017	$13.88622	$16.08024	31,265
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$10.97941	$6.37232	0
01/01/2009 to 12/31/2009	$6.37232	$8.57302	0
01/01/2010 to 12/31/2010	$8.57302	$9.09678	0
01/01/2011 to 12/31/2011	$9.09678	$8.18270	0
01/01/2012 to 12/31/2012	$8.18270	$9.87658	38
01/01/2013 to 12/31/2013	$9.87658	$11.28094	1,177
01/01/2014 to 12/31/2014	$11.28094	$10.45830	5,285
01/01/2015 to 12/31/2015	$10.45830	$10.06541	7,770
01/01/2016 to 12/31/2016	$10.06541	$10.15840	13,345
01/01/2017 to 12/31/2017	$10.15840	$13.03844	17,596
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.17383	$8.29858	0
01/01/2009 to 12/31/2009	$8.29858	$10.02568	0
01/01/2010 to 12/31/2010	$10.02568	$10.65289	0
01/01/2011 to 12/31/2011	$10.65289	$10.57215	0
01/01/2012 to 12/31/2012	$10.57215	$11.58947	5,069
01/01/2013 to 12/31/2013	$11.58947	$12.74066	4,886
01/01/2014 to 12/31/2014	$12.74066	$13.30181	7,091
01/01/2015 to 12/31/2015	$13.30181	$13.14611	7,319
01/01/2016 to 12/31/2016	$13.14611	$13.51574	10,350
01/01/2017 to 12/31/2017	$13.51574	$15.00708	10,368

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29963	0
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	0
01/01/2013 to 12/31/2013	$12.90295	$17.43738	0
01/01/2014 to 12/31/2014	$17.43738	$18.90555	123
01/01/2015 to 12/31/2015	$18.90555	$20.70893	112
01/01/2016 to 12/31/2016	$20.70893	$20.20390	239
01/01/2017 to 12/31/2017	$20.20390	$27.17167	159
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.47337	$6.40005	0
01/01/2009 to 12/31/2009	$6.40005	$8.22241	0
01/01/2010 to 12/31/2010	$8.22241	$9.74903	0
01/01/2011 to 12/31/2011	$9.74903	$9.56442	2,470
01/01/2012 to 12/31/2012	$9.56442	$10.63120	16
01/01/2013 to 12/31/2013	$10.63120	$14.37959	0
01/01/2014 to 12/31/2014	$14.37959	$15.74482	918
01/01/2015 to 12/31/2015	$15.74482	$17.15902	3,508
01/01/2016 to 12/31/2016	$17.15902	$17.93663	6,527
01/01/2017 to 12/31/2017	$17.93663	$23.61802	8,926
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.32185	$7.84324	0
01/01/2009 to 12/31/2009	$7.84324	$10.45274	0
01/01/2010 to 12/31/2010	$10.45274	$11.73757	0
01/01/2011 to 12/31/2011	$11.73757	$12.80336	0
01/01/2012 to 12/31/2012	$12.80336	$13.42818	2,647
01/01/2013 to 12/31/2013	$13.42818	$13.02931	3,308
01/01/2014 to 12/31/2014	$13.02931	$13.72449	3,119
01/01/2015 to 12/31/2015	$13.72449	$13.50922	5,118
01/01/2016 to 12/31/2016	$13.50922	$13.72373	6,789
01/01/2017 to 12/31/2017	$13.72373	$14.04374	7,641
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$10.95164	$7.15759	0
01/01/2009 to 12/31/2009	$7.15759	$9.31966	0
01/01/2010 to 12/31/2010	$9.31966	$10.33903	323
01/01/2011 to 12/31/2011	$10.33903	$9.91614	314
01/01/2012 to 12/31/2012	$9.91614	$12.08368	337
01/01/2013 to 12/31/2013	$12.08368	$15.27018	4,344
01/01/2014 to 12/31/2014	$15.27018	$15.66783	4,112
01/01/2015 to 12/31/2015	$15.66783	$15.28549	4,825
01/01/2016 to 12/31/2016	$15.28549	$16.21071	4,324
01/01/2017 to 12/31/2017	$16.21071	$19.87703	6,521
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$11.59267	$7.31108	0
01/01/2009 to 12/31/2009	$7.31108	$8.99798	0
01/01/2010 to 12/31/2010	$8.99798	$10.04775	0
01/01/2011 to 12/31/2011	$10.04775	$9.88927	0
01/01/2012 to 12/31/2012	$9.88927	$11.46400	15
01/01/2013 to 12/31/2013	$11.46400	$15.51686	6,540
01/01/2014 to 12/31/2014	$15.51686	$16.70138	2,126
01/01/2015 to 12/31/2015	$16.70138	$17.73141	5,454
01/01/2016 to 12/31/2016	$17.73141	$17.89169	9,454
01/01/2017 to 12/31/2017	$17.89169	$23.15489	10,751

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22213	0
01/01/2013 to 12/31/2013	$10.22213	$13.61300	0
01/01/2014 to 12/31/2014	$13.61300	$14.85534	0
01/01/2015 to 12/31/2015	$14.85534	$14.60187	0
01/01/2016 to 12/31/2016	$14.60187	$16.40135	0
01/01/2017 to 12/31/2017	$16.40135	$19.05506	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.82260	$6.65075	0
01/01/2009 to 12/31/2009	$6.65075	$8.54648	0
01/01/2010 to 12/31/2010	$8.54648	$10.88845	0
01/01/2011 to 12/31/2011	$10.88845	$10.96268	0
01/01/2012 to 12/31/2012	$10.96268	$12.19821	685
01/01/2013 to 12/31/2013	$12.19821	$16.01598	2,086
01/01/2014 to 12/31/2014	$16.01598	$17.11635	1,694
01/01/2015 to 10/16/2015	$17.11635	$17.64502	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.75209	$6.68601	0
01/01/2009 to 12/31/2009	$6.68601	$8.11354	0
01/01/2010 to 12/31/2010	$8.11354	$9.66127	0
01/01/2011 to 04/29/2011	$9.66127	$10.86028	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.25701	$5.86395	0
01/01/2009 to 12/31/2009	$5.86395	$8.16575	0
01/01/2010 to 12/31/2010	$8.16575	$9.97960	0
01/01/2011 to 12/31/2011	$9.97960	$9.63540	0
01/01/2012 to 12/31/2012	$9.63540	$11.17393	23
01/01/2013 to 12/31/2013	$11.17393	$15.71072	2,215
01/01/2014 to 12/31/2014	$15.71072	$17.77178	3,289
01/01/2015 to 12/31/2015	$17.77178	$16.60400	6,129
01/01/2016 to 12/31/2016	$16.60400	$19.43671	9,777
01/01/2017 to 12/31/2017	$19.43671	$21.89837	11,748
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	17
01/01/2013 to 12/31/2013	$10.37057	$12.20998	0
01/01/2014 to 12/31/2014	$12.20998	$12.71038	1,615
01/01/2015 to 12/31/2015	$12.71038	$12.42824	1,589
01/01/2016 to 12/31/2016	$12.42824	$12.83725	1,745
01/01/2017 to 12/31/2017	$12.83725	$14.80668	2,688
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10192	$5.59093	0
01/01/2009 to 12/31/2009	$5.59093	$9.21761	0
01/01/2010 to 12/31/2010	$9.21761	$11.15868	0
01/01/2011 to 12/31/2011	$11.15868	$8.80869	0
01/01/2012 to 12/31/2012	$8.80869	$10.28504	0
01/01/2013 to 12/31/2013	$10.28504	$10.20593	0
01/01/2014 to 12/31/2014	$10.20593	$9.63174	0
01/01/2015 to 12/31/2015	$9.63174	$7.94129	279
01/01/2016 to 12/31/2016	$7.94129	$8.83470	270
01/01/2017 to 12/31/2017	$8.83470	$11.05480	263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.75670	$8.57497	2,810
01/01/2009 to 12/31/2009	$8.57497	$10.19125	62,109
01/01/2010 to 12/31/2010	$10.19125	$11.15697	59,310
01/01/2011 to 12/31/2011	$11.15697	$11.15675	59,232
01/01/2012 to 12/31/2012	$11.15675	$12.19226	56,097
01/01/2013 to 12/31/2013	$12.19226	$13.18351	54,932
01/01/2014 to 12/31/2014	$13.18351	$13.80684	67,255
01/01/2015 to 12/31/2015	$13.80684	$13.68969	85,772
01/01/2016 to 12/31/2016	$13.68969	$14.30327	117,927
01/01/2017 to 12/31/2017	$14.30327	$15.59655	111,480
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.19117	$6.56949	0
01/01/2009 to 12/31/2009	$6.56949	$8.19394	1,599
01/01/2010 to 12/31/2010	$8.19394	$9.65573	1,599
01/01/2011 to 12/31/2011	$9.65573	$8.96603	1,599
01/01/2012 to 12/31/2012	$8.96603	$10.02421	2,311
01/01/2013 to 12/31/2013	$10.02421	$11.61472	3,986
01/01/2014 to 12/31/2014	$11.61472	$12.55744	33,927
01/01/2015 to 12/31/2015	$12.55744	$12.35696	57,879
01/01/2016 to 12/31/2016	$12.35696	$13.46983	58,768
01/01/2017 to 12/31/2017	$13.46983	$15.48350	86,855
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.73020	0
01/01/2014 to 12/31/2014	$11.73020	$13.38423	0
01/01/2015 to 12/31/2015	$13.38423	$13.45615	0
01/01/2016 to 12/31/2016	$13.45615	$14.76943	0
01/01/2017 to 12/31/2017	$14.76943	$17.75463	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$10.37151	$6.29304	1,694
01/01/2009 to 12/31/2009	$6.29304	$7.59041	1,645
01/01/2010 to 12/31/2010	$7.59041	$8.64622	1,594
01/01/2011 to 12/31/2011	$8.64622	$8.85664	1,546
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,532
01/01/2013 to 12/31/2013	$10.41779	$13.65949	2,489
01/01/2014 to 12/31/2014	$13.65949	$15.85219	3,284
01/01/2015 to 12/31/2015	$15.85219	$16.17865	3,413
01/01/2016 to 12/31/2016	$16.17865	$18.39686	7,896
01/01/2017 to 12/31/2017	$18.39686	$22.26804	10,039
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	0
01/01/2013 to 12/31/2013	$10.01604	$12.13798	0
01/01/2014 to 12/31/2014	$12.13798	$12.79898	233
01/01/2015 to 12/31/2015	$12.79898	$12.69136	925
01/01/2016 to 12/31/2016	$12.69136	$13.36031	493
01/01/2017 to 12/31/2017	$13.36031	$15.63441	8,285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08128	$7.37971	0
01/01/2009 to 12/31/2009	$7.37971	$9.01552	0
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	2,230
01/01/2012 to 12/31/2012	$9.71160	$10.60403	9,000
01/01/2013 to 12/31/2013	$10.60403	$11.80510	15,625
01/01/2014 to 12/31/2014	$11.80510	$12.28896	17,952
01/01/2015 to 12/31/2015	$12.28896	$12.14719	39,609
01/01/2016 to 12/31/2016	$12.14719	$12.60617	70,738
01/01/2017 to 12/31/2017	$12.60617	$14.50774	72,137
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09946	$6.72784	0
01/01/2009 to 12/31/2009	$6.72784	$8.44981	0
01/01/2010 to 12/31/2010	$8.44981	$9.56609	0
01/01/2011 to 12/31/2011	$9.56609	$9.24529	0
01/01/2012 to 12/31/2012	$9.24529	$10.60940	0
01/01/2013 to 12/31/2013	$10.60940	$12.40140	0
01/01/2014 to 12/31/2014	$12.40140	$12.94564	15,105
01/01/2015 to 12/31/2015	$12.94564	$12.74795	27,609
01/01/2016 to 12/31/2016	$12.74795	$13.48246	25,489
01/01/2017 to 04/28/2017	$13.48246	$14.05525	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$10.87140	$7.51399	0
01/01/2009 to 12/31/2009	$7.51399	$9.47895	0
01/01/2010 to 12/31/2010	$9.47895	$10.49368	0
01/01/2011 to 12/31/2011	$10.49368	$10.03860	3,919
01/01/2012 to 12/31/2012	$10.03860	$11.04609	15,221
01/01/2013 to 12/31/2013	$11.04609	$12.51162	14,508
01/01/2014 to 12/31/2014	$12.51162	$12.76388	9,960
01/01/2015 to 10/16/2015	$12.76388	$12.48069	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.91958	$6.04442	0
01/01/2009 to 12/31/2009	$6.04442	$7.93932	0
01/01/2010 to 12/31/2010	$7.93932	$10.41905	364
01/01/2011 to 12/31/2011	$10.41905	$8.96343	354
01/01/2012 to 12/31/2012	$8.96343	$10.65604	369
01/01/2013 to 12/31/2013	$10.65604	$14.85632	1,278
01/01/2014 to 12/31/2014	$14.85632	$15.43593	1,968
01/01/2015 to 12/31/2015	$15.43593	$15.48715	5,973
01/01/2016 to 12/31/2016	$15.48715	$16.51462	7,456
01/01/2017 to 12/31/2017	$16.51462	$20.87920	8,751
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.46802	$6.73693	0
01/01/2009 to 12/31/2009	$6.73693	$8.93194	0
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	0
01/01/2012 to 12/31/2012	$11.82778	$13.13644	0
01/01/2013 to 12/31/2013	$13.13644	$17.58113	0
01/01/2014 to 12/31/2014	$17.58113	$18.07191	1,089
01/01/2015 to 12/31/2015	$18.07191	$18.03357	1,176
01/01/2016 to 12/31/2016	$18.03357	$20.01168	1,411
01/01/2017 to 12/31/2017	$20.01168	$24.55270	1,295

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.43656	$6.56669	0
01/01/2009 to 12/31/2009	$6.56669	$8.25723	0
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	0
01/01/2012 to 12/31/2012	$9.58913	$11.21832	23
01/01/2013 to 12/31/2013	$11.21832	$15.26149	3,645
01/01/2014 to 12/31/2014	$15.26149	$15.90635	1,575
01/01/2015 to 12/31/2015	$15.90635	$15.07015	2,752
01/01/2016 to 12/31/2016	$15.07015	$19.27868	5,117
01/01/2017 to 12/31/2017	$19.27868	$20.49063	3,630
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.57860	$7.75653	0
01/01/2009 to 12/31/2009	$7.75653	$9.53361	0
01/01/2010 to 12/31/2010	$9.53361	$10.52807	2,184
01/01/2011 to 12/31/2011	$10.52807	$10.63067	3,039
01/01/2012 to 12/31/2012	$10.63067	$11.94592	23,637
01/01/2013 to 12/31/2013	$11.94592	$13.81861	32,182
01/01/2014 to 12/31/2014	$13.81861	$14.48626	39,114
01/01/2015 to 12/31/2015	$14.48626	$14.34890	45,867
01/01/2016 to 12/31/2016	$14.34890	$15.27883	82,583
01/01/2017 to 12/31/2017	$15.27883	$17.45860	102,240
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$9.82815	$5.65507	0
01/01/2009 to 12/31/2009	$5.65507	$6.93144	0
01/01/2010 to 12/31/2010	$6.93144	$7.77169	0
01/01/2011 to 12/31/2011	$7.77169	$7.56873	0
01/01/2012 to 12/31/2012	$7.56873	$8.78643	0
01/01/2013 to 12/31/2013	$8.78643	$11.28190	4,424
01/01/2014 to 12/31/2014	$11.28190	$12.00433	6,949
01/01/2015 to 10/16/2015	$12.00433	$11.18850	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.93976	$6.43744	0
01/01/2009 to 12/31/2009	$6.43744	$9.77555	0
01/01/2010 to 12/31/2010	$9.77555	$11.20897	0
01/01/2011 to 12/31/2011	$11.20897	$10.91000	0
01/01/2012 to 12/31/2012	$10.91000	$12.70117	0
01/01/2013 to 12/31/2013	$12.70117	$18.11188	1,087
01/01/2014 to 12/31/2014	$18.11188	$19.42910	5,419
01/01/2015 to 12/31/2015	$19.42910	$21.08029	9,928
01/01/2016 to 12/31/2016	$21.08029	$21.43515	9,524
01/01/2017 to 12/31/2017	$21.43515	$29.26401	9,793
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$10.19617	$6.32963	0
01/01/2009 to 12/31/2009	$6.32963	$7.41124	0
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	0
01/01/2012 to 12/31/2012	$8.12903	$9.12709	19
01/01/2013 to 12/31/2013	$9.12709	$12.16608	1,169
01/01/2014 to 12/31/2014	$12.16608	$12.23327	2,902
01/01/2015 to 12/31/2015	$12.23327	$11.37778	2,087
01/01/2016 to 12/31/2016	$11.37778	$11.95569	1,841
01/01/2017 to 12/31/2017	$11.95569	$13.79697	2,603

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$13.94064	$6.90317	0
01/01/2009 to 12/31/2009	$6.90317	$10.20784	0
01/01/2010 to 12/31/2010	$10.20784	$12.17409	878
01/01/2011 to 12/31/2011	$12.17409	$10.25550	854
01/01/2012 to 12/31/2012	$10.25550	$10.52125	853
01/01/2013 to 12/31/2013	$10.52125	$12.01930	4,036
01/01/2014 to 12/31/2014	$12.01930	$10.90540	3,053
01/01/2015 to 12/31/2015	$10.90540	$8.71869	2,325
01/01/2016 to 12/31/2016	$8.71869	$10.75741	5,898
01/01/2017 to 12/31/2017	$10.75741	$11.74892	6,098
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.73003	$10.36499	0
01/01/2009 to 12/31/2009	$10.36499	$11.50569	0
01/01/2010 to 12/31/2010	$11.50569	$12.04612	0
01/01/2011 to 12/31/2011	$12.04612	$12.41886	0
01/01/2012 to 12/31/2012	$12.41886	$12.93840	13
01/01/2013 to 12/31/2013	$12.93840	$12.32953	189
01/01/2014 to 12/31/2014	$12.32953	$12.27550	138
01/01/2015 to 12/31/2015	$12.27550	$11.59268	1,867
01/01/2016 to 12/31/2016	$11.59268	$11.97824	1,972
01/01/2017 to 12/31/2017	$11.97824	$12.10197	2,442
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.11084	$6.19415	0
01/01/2009 to 12/31/2009	$6.19415	$8.51751	0
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	0
01/01/2012 to 12/31/2012	$9.96483	$11.68256	23
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,856
01/01/2014 to 12/31/2014	$15.31633	$17.43481	2,771
01/01/2015 to 12/31/2015	$17.43481	$16.12146	4,122
01/01/2016 to 12/31/2016	$16.12146	$18.19606	3,010
01/01/2017 to 12/31/2017	$18.19606	$21.35480	2,866
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.05096	$6.31035	0
01/01/2009 to 12/31/2009	$6.31035	$8.02421	0
01/01/2010 to 12/31/2010	$8.02421	$9.10752	0
01/01/2011 to 12/31/2011	$9.10752	$8.70580	0
01/01/2012 to 12/31/2012	$8.70580	$9.56832	35
01/01/2013 to 12/31/2013	$9.56832	$11.41596	0
01/01/2014 to 12/31/2014	$11.41596	$11.92516	4,247
01/01/2015 to 12/31/2015	$11.92516	$11.73237	5,333
01/01/2016 to 12/31/2016	$11.73237	$12.37437	11,290
01/01/2017 to 12/31/2017	$12.37437	$13.91758	15,663
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98774	$9.37351	0
01/01/2009 to 12/31/2009	$9.37351	$10.35999	0
01/01/2010 to 12/31/2010	$10.35999	$11.05727	0
01/01/2011 to 12/31/2011	$11.05727	$11.60740	0
01/01/2012 to 12/31/2012	$11.60740	$12.39484	1,828
01/01/2013 to 12/31/2013	$12.39484	$12.08896	1,727
01/01/2014 to 12/31/2014	$12.08896	$12.83064	1,641
01/01/2015 to 12/31/2015	$12.83064	$12.86080	2,675
01/01/2016 to 12/31/2016	$12.86080	$13.38950	3,385
01/01/2017 to 12/31/2017	$13.38950	$14.09350	3,999

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07829	$6.67267	0
01/01/2009 to 12/31/2009	$6.67267	$8.59292	0
01/01/2010 to 12/31/2010	$8.59292	$9.37902	0
01/01/2011 to 12/31/2011	$9.37902	$9.13111	1,212
01/01/2012 to 09/21/2012	$9.13111	$10.27970	0
ProFund VP Consumer Goods Portfolio
05/01/2008* to 12/31/2008	$10.08917	$7.70553	0
01/01/2009 to 12/31/2009	$7.70553	$9.27464	0
01/01/2010 to 12/31/2010	$9.27464	$10.77702	0
01/01/2011 to 12/31/2011	$10.77702	$11.41163	0
01/01/2012 to 12/31/2012	$11.41163	$12.52542	0
01/01/2013 to 12/31/2013	$12.52542	$15.92981	0
01/01/2014 to 12/31/2014	$15.92981	$17.38524	0
01/01/2015 to 12/31/2015	$17.38524	$17.92967	0
01/01/2016 to 12/31/2016	$17.92967	$18.38157	0
01/01/2017 to 12/31/2017	$18.38157	$20.94006	0
ProFund VP Consumer Services
05/01/2008* to 12/31/2008	$10.26818	$7.07373	0
01/01/2009 to 12/31/2009	$7.07373	$9.16112	0
01/01/2010 to 12/31/2010	$9.16112	$11.01058	0
01/01/2011 to 12/31/2011	$11.01058	$11.50124	0
01/01/2012 to 12/31/2012	$11.50124	$13.90370	0
01/01/2013 to 12/31/2013	$13.90370	$19.25448	0
01/01/2014 to 12/31/2014	$19.25448	$21.43942	0
01/01/2015 to 12/31/2015	$21.43942	$22.22258	0
01/01/2016 to 12/31/2016	$22.22258	$22.92391	0
01/01/2017 to 12/31/2017	$22.92391	$26.86648	0
ProFund VP Financials
05/01/2008* to 12/31/2008	$10.38588	$5.29555	0
01/01/2009 to 12/31/2009	$5.29555	$6.03013	0
01/01/2010 to 12/31/2010	$6.03013	$6.62309	0
01/01/2011 to 12/31/2011	$6.62309	$5.65050	0
01/01/2012 to 12/31/2012	$5.65050	$6.97796	0
01/01/2013 to 12/31/2013	$6.97796	$9.12506	0
01/01/2014 to 12/31/2014	$9.12506	$10.20171	0
01/01/2015 to 12/31/2015	$10.20171	$9.94975	0
01/01/2016 to 12/31/2016	$9.94975	$11.36064	0
01/01/2017 to 12/31/2017	$11.36064	$13.29446	0
ProFund VP Health Care
05/01/2008* to 12/31/2008	$10.15210	$8.37319	0
01/01/2009 to 12/31/2009	$8.37319	$9.91149	0
01/01/2010 to 12/31/2010	$9.91149	$10.09243	0
01/01/2011 to 12/31/2011	$10.09243	$11.00309	0
01/01/2012 to 12/31/2012	$11.00309	$12.79004	0
01/01/2013 to 12/31/2013	$12.79004	$17.69808	0
01/01/2014 to 12/31/2014	$17.69808	$21.67562	0
01/01/2015 to 12/31/2015	$21.67562	$22.53910	0
01/01/2016 to 12/31/2016	$22.53910	$21.41194	0
01/01/2017 to 12/31/2017	$21.41194	$25.63511	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2008* to 12/31/2008	$10.16561	$6.12389	0
01/01/2009 to 12/31/2009	$6.12389	$7.52435	0
01/01/2010 to 12/31/2010	$7.52435	$9.21904	0
01/01/2011 to 12/31/2011	$9.21904	$8.96504	0
01/01/2012 to 12/31/2012	$8.96504	$10.27851	0
01/01/2013 to 12/31/2013	$10.27851	$14.06311	0
01/01/2014 to 12/31/2014	$14.06311	$14.70051	0
01/01/2015 to 12/31/2015	$14.70051	$14.05707	0
01/01/2016 to 12/31/2016	$14.05707	$16.36033	0
01/01/2017 to 12/31/2017	$16.36033	$19.82697	0
ProFund VP Large-Cap Growth
05/01/2008* to 12/31/2008	$10.11084	$6.74627	0
01/01/2009 to 12/31/2009	$6.74627	$8.66550	0
01/01/2010 to 12/31/2010	$8.66550	$9.71085	0
01/01/2011 to 12/31/2011	$9.71085	$9.91574	0
01/01/2012 to 12/31/2012	$9.91574	$11.06599	0
01/01/2013 to 12/31/2013	$11.06599	$14.31622	0
01/01/2014 to 12/31/2014	$14.31622	$16.00687	0
01/01/2015 to 12/31/2015	$16.00687	$16.44383	0
01/01/2016 to 12/31/2016	$16.44383	$17.09789	0
01/01/2017 to 12/31/2017	$17.09789	$21.21059	0
ProFund VP Large-Cap Value
05/01/2008* to 12/31/2008	$10.24162	$6.29952	0
01/01/2009 to 12/31/2009	$6.29952	$7.45124	0
01/01/2010 to 12/31/2010	$7.45124	$8.32879	0
01/01/2011 to 12/31/2011	$8.32879	$8.14102	0
01/01/2012 to 12/31/2012	$8.14102	$9.30332	0
01/01/2013 to 12/31/2013	$9.30332	$11.96473	0
01/01/2014 to 12/31/2014	$11.96473	$13.08709	0
01/01/2015 to 12/31/2015	$13.08709	$12.34391	0
01/01/2016 to 12/31/2016	$12.34391	$14.10789	0
01/01/2017 to 12/31/2017	$14.10789	$15.84513	0
ProFund VP Mid-Cap Growth
05/01/2008* to 12/31/2008	$10.07261	$6.22719	0
01/01/2009 to 12/31/2009	$6.22719	$8.52806	0
01/01/2010 to 12/31/2010	$8.52806	$10.84313	0
01/01/2011 to 12/31/2011	$10.84313	$10.42521	0
01/01/2012 to 12/31/2012	$10.42521	$11.90950	0
01/01/2013 to 12/31/2013	$11.90950	$15.39102	0
01/01/2014 to 12/31/2014	$15.39102	$16.13643	0
01/01/2015 to 12/31/2015	$16.13643	$16.02195	0
01/01/2016 to 12/31/2016	$16.02195	$17.90626	0
01/01/2017 to 12/31/2017	$17.90626	$20.97500	0
ProFund VP Mid-Cap Value
05/01/2008* to 12/31/2008	$10.18859	$6.49281	0
01/01/2009 to 12/31/2009	$6.49281	$8.41316	0
01/01/2010 to 12/31/2010	$8.41316	$10.03332	0
01/01/2011 to 12/31/2011	$10.03332	$9.54428	0
01/01/2012 to 12/31/2012	$9.54428	$11.01497	0
01/01/2013 to 12/31/2013	$11.01497	$14.41314	0
01/01/2014 to 12/31/2014	$14.41314	$15.72393	0
01/01/2015 to 12/31/2015	$15.72393	$14.28791	0
01/01/2016 to 12/31/2016	$14.28791	$17.59015	0
01/01/2017 to 12/31/2017	$17.59015	$19.26396	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
05/01/2008* to 12/31/2008	$10.25909	$5.54281	0
01/01/2009 to 12/31/2009	$5.54281	$7.01899	0
01/01/2010 to 12/31/2010	$7.01899	$8.66541	0
01/01/2011 to 12/31/2011	$8.66541	$8.98727	0
01/01/2012 to 12/31/2012	$8.98727	$10.42615	0
01/01/2013 to 12/31/2013	$10.42615	$10.33250	0
01/01/2014 to 12/31/2014	$10.33250	$12.78950	0
01/01/2015 to 12/31/2015	$12.78950	$12.70384	0
01/01/2016 to 12/31/2016	$12.70384	$13.29835	0
01/01/2017 to 12/31/2017	$13.29835	$14.22684	0
ProFund VP Small-Cap Growth
05/01/2008* to 12/31/2008	$10.11374	$6.83982	0
01/01/2009 to 12/31/2009	$6.83982	$8.54439	0
01/01/2010 to 12/31/2010	$8.54439	$10.63607	0
01/01/2011 to 12/31/2011	$10.63607	$10.66582	0
01/01/2012 to 12/31/2012	$10.66582	$11.87821	0
01/01/2013 to 12/31/2013	$11.87821	$16.51483	0
01/01/2014 to 12/31/2014	$16.51483	$16.70663	0
01/01/2015 to 12/31/2015	$16.70663	$16.73519	0
01/01/2016 to 12/31/2016	$16.73519	$19.92264	0
01/01/2017 to 12/31/2017	$19.92264	$22.28406	0
ProFund VP Small-Cap Value
05/01/2008* to 12/31/2008	$10.22874	$7.21085	0
01/01/2009 to 12/31/2009	$7.21085	$8.59614	0
01/01/2010 to 12/31/2010	$8.59614	$10.39230	0
01/01/2011 to 12/31/2011	$10.39230	$9.86744	0
01/01/2012 to 12/31/2012	$9.86744	$11.34804	0
01/01/2013 to 12/31/2013	$11.34804	$15.46868	0
01/01/2014 to 12/31/2014	$15.46868	$16.20595	0
01/01/2015 to 12/31/2015	$16.20595	$14.71722	0
01/01/2016 to 12/31/2016	$14.71722	$18.76506	0
01/01/2017 to 12/31/2017	$18.76506	$20.38415	0
ProFund VP Telecommunications
05/01/2008* to 12/31/2008	$10.27831	$7.30077	0
01/01/2009 to 12/31/2009	$7.30077	$7.75761	0
01/01/2010 to 12/31/2010	$7.75761	$8.88561	0
01/01/2011 to 12/31/2011	$8.88561	$8.96210	0
01/01/2012 to 12/31/2012	$8.96210	$10.33883	0
01/01/2013 to 12/31/2013	$10.33883	$11.47192	0
01/01/2014 to 12/31/2014	$11.47192	$11.42258	0
01/01/2015 to 12/31/2015	$11.42258	$11.48148	0
01/01/2016 to 12/31/2016	$11.48148	$13.82998	0
01/01/2017 to 12/31/2017	$13.82998	$13.40263	0
ProFund VP Utilities
05/01/2008* to 12/31/2008	$10.09876	$7.24721	0
01/01/2009 to 12/31/2009	$7.24721	$7.94572	0
01/01/2010 to 12/31/2010	$7.94572	$8.33515	0
01/01/2011 to 12/31/2011	$8.33515	$9.69768	0
01/01/2012 to 12/31/2012	$9.69768	$9.61503	0
01/01/2013 to 12/31/2013	$9.61503	$10.78722	0
01/01/2014 to 12/31/2014	$10.78722	$13.44496	0
01/01/2015 to 12/31/2015	$13.44496	$12.45953	0
01/01/2016 to 12/31/2016	$12.45953	$14.19626	0
01/01/2017 to 12/31/2017	$14.19626	$15.55163	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Highest Anniversary Value Death Benefit Only (1.80%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.30489	$7.57016	434,309
01/01/2009 to 12/31/2009	$7.57016	$9.24767	573,712
01/01/2010 to 12/31/2010	$9.24767	$10.17096	557,259
01/01/2011 to 12/31/2011	$10.17096	$9.72567	448,701
01/01/2012 to 12/31/2012	$9.72567	$10.75412	472,081
01/01/2013 to 12/31/2013	$10.75412	$11.61760	438,702
01/01/2014 to 12/31/2014	$11.61760	$11.84798	419,137
01/01/2015 to 12/31/2015	$11.84798	$11.26378	339,129
01/01/2016 to 12/31/2016	$11.26378	$11.76611	197,914
01/01/2017 to 12/31/2017	$11.76611	$13.01326	230,953
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.27541	$7.77480	41,622
01/01/2009 to 12/31/2009	$7.77480	$9.63835	102,631
01/01/2010 to 12/31/2010	$9.63835	$10.76564	105,054
01/01/2011 to 12/31/2011	$10.76564	$10.58741	89,167
01/01/2012 to 12/31/2012	$10.58741	$11.81948	98,779
01/01/2013 to 12/31/2013	$11.81948	$13.53287	111,386
01/01/2014 to 12/31/2014	$13.53287	$14.10558	141,699
01/01/2015 to 12/31/2015	$14.10558	$13.96733	127,381
01/01/2016 to 12/31/2016	$13.96733	$14.69598	123,021
01/01/2017 to 12/31/2017	$14.69598	$16.88040	145,428
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.80965	$6.92900	5,909
01/01/2009 to 12/31/2009	$6.92900	$8.01628	11,509
01/01/2010 to 12/31/2010	$8.01628	$8.96487	9,703
01/01/2011 to 12/31/2011	$8.96487	$9.12113	9,252
01/01/2012 to 05/04/2012	$9.12113	$9.90651	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99853	$11.62771	0
01/01/2014 to 12/31/2014	$11.62771	$12.92630	0
01/01/2015 to 12/31/2015	$12.92630	$12.91692	0
01/01/2016 to 12/31/2016	$12.91692	$14.04710	0
01/01/2017 to 12/31/2017	$14.04710	$16.85388	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.24456	$7.87536	209,955
01/01/2009 to 12/31/2009	$7.87536	$9.53832	426,296
01/01/2010 to 12/31/2010	$9.53832	$10.52351	433,134
01/01/2011 to 12/31/2011	$10.52351	$10.21197	338,320
01/01/2012 to 12/31/2012	$10.21197	$11.28257	377,275
01/01/2013 to 12/31/2013	$11.28257	$13.03897	360,968
01/01/2014 to 12/31/2014	$13.03897	$13.64375	349,175
01/01/2015 to 12/31/2015	$13.64375	$13.46626	321,348
01/01/2016 to 12/31/2016	$13.46626	$14.06184	295,548
01/01/2017 to 12/31/2017	$14.06184	$15.87283	299,715

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99853	$9.15952	0
01/01/2012 to 12/31/2012	$9.15952	$10.06765	0
01/01/2013 to 12/31/2013	$10.06765	$10.96293	0
01/01/2014 to 12/31/2014	$10.96293	$11.29630	1,363
01/01/2015 to 12/31/2015	$11.29630	$10.76355	1,349
01/01/2016 to 12/31/2016	$10.76355	$11.30961	0
01/01/2017 to 12/31/2017	$11.30961	$12.51130	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99853	$10.49166	0
01/01/2014 to 12/31/2014	$10.49166	$10.67493	0
01/01/2015 to 12/31/2015	$10.67493	$10.51472	0
01/01/2016 to 12/31/2016	$10.51472	$10.98488	1,334
01/01/2017 to 04/28/2017	$10.98488	$11.37156	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.66071	$10.58896	20,419
01/01/2009 to 12/31/2009	$10.58896	$11.46586	21,590
01/01/2010 to 12/31/2010	$11.46586	$11.70221	18,101
01/01/2011 to 12/31/2011	$11.70221	$11.75406	17,571
01/01/2012 to 12/31/2012	$11.75406	$12.08788	16,621
01/01/2013 to 12/31/2013	$12.08788	$11.61602	11,539
01/01/2014 to 12/31/2014	$11.61602	$11.39942	5,063
01/01/2015 to 12/31/2015	$11.39942	$11.25208	15,076
01/01/2016 to 12/31/2016	$11.25208	$11.23448	26,854
01/01/2017 to 12/31/2017	$11.23448	$11.22452	23,597
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.95233	$10.51549	124,817
01/01/2009 to 12/31/2009	$10.51549	$12.03657	150,480
01/01/2010 to 12/31/2010	$12.03657	$12.73627	141,916
01/01/2011 to 12/31/2011	$12.73627	$12.90899	97,413
01/01/2012 to 12/31/2012	$12.90899	$13.86253	150,371
01/01/2013 to 12/31/2013	$13.86253	$13.36723	150,240
01/01/2014 to 12/31/2014	$13.36723	$13.68645	140,239
01/01/2015 to 12/31/2015	$13.68645	$13.16102	75,268
01/01/2016 to 12/31/2016	$13.16102	$13.47540	78,402
01/01/2017 to 12/31/2017	$13.47540	$13.81513	86,161
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99902	$9.38108	0
01/01/2010 to 12/31/2010	$9.38108	$10.18982	0
01/01/2011 to 12/31/2011	$10.18982	$10.97479	0
01/01/2012 to 12/31/2012	$10.97479	$11.22934	0
01/01/2013 to 12/31/2013	$11.22934	$10.95476	0
01/01/2014 to 12/31/2014	$10.95476	$10.81069	0
01/01/2015 to 12/31/2015	$10.81069	$10.59501	0
01/01/2016 to 12/31/2016	$10.59501	$10.45605	0
01/01/2017 to 01/03/2017	$10.45605	$10.45113	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99854	$12.03844	0
01/01/2009 to 12/31/2009	$12.03844	$11.11003	0
01/01/2010 to 12/31/2010	$11.11003	$12.13429	0
01/01/2011 to 12/31/2011	$12.13429	$13.53876	0
01/01/2012 to 12/31/2012	$13.53876	$14.05927	0
01/01/2013 to 12/31/2013	$14.05927	$13.37660	0
01/01/2014 to 12/31/2014	$13.37660	$13.48988	0
01/01/2015 to 12/31/2015	$13.48988	$13.35873	0
01/01/2016 to 12/31/2016	$13.35873	$13.33401	0
01/01/2017 to 12/31/2017	$13.33401	$13.19207	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99854	$12.10728	0
01/01/2009 to 12/31/2009	$12.10728	$10.97728	0
01/01/2010 to 12/31/2010	$10.97728	$12.00827	0
01/01/2011 to 12/31/2011	$12.00827	$13.68041	0
01/01/2012 to 12/31/2012	$13.68041	$14.22553	0
01/01/2013 to 12/31/2013	$14.22553	$13.29886	0
01/01/2014 to 12/31/2014	$13.29886	$13.62073	0
01/01/2015 to 12/31/2015	$13.62073	$13.52321	0
01/01/2016 to 12/31/2016	$13.52321	$13.47668	0
01/01/2017 to 12/31/2017	$13.47668	$13.33949	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99902	$8.79160	0
01/01/2010 to 12/31/2010	$8.79160	$9.65901	0
01/01/2011 to 12/31/2011	$9.65901	$11.26044	0
01/01/2012 to 12/31/2012	$11.26044	$11.75998	0
01/01/2013 to 12/31/2013	$11.75998	$10.79935	0
01/01/2014 to 12/31/2014	$10.79935	$11.26177	0
01/01/2015 to 12/31/2015	$11.26177	$11.23155	0
01/01/2016 to 12/31/2016	$11.23155	$11.24924	0
01/01/2017 to 12/31/2017	$11.24924	$11.14880	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99804	$11.01180	0
01/01/2011 to 12/31/2011	$11.01180	$13.01321	0
01/01/2012 to 12/31/2012	$13.01321	$13.65123	0
01/01/2013 to 12/31/2013	$13.65123	$12.47105	0
01/01/2014 to 12/31/2014	$12.47105	$13.19148	0
01/01/2015 to 12/31/2015	$13.19148	$13.18926	0
01/01/2016 to 12/31/2016	$13.18926	$13.22002	0
01/01/2017 to 12/31/2017	$13.22002	$13.19204	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99853	$12.02437	0
01/01/2012 to 12/31/2012	$12.02437	$12.50204	0
01/01/2013 to 12/31/2013	$12.50204	$11.08404	0
01/01/2014 to 12/31/2014	$11.08404	$12.01706	0
01/01/2015 to 12/31/2015	$12.01706	$12.05202	0
01/01/2016 to 12/31/2016	$12.05202	$12.05560	0
01/01/2017 to 12/31/2017	$12.05560	$12.02875	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99805	$10.40239	0
01/01/2013 to 12/31/2013	$10.40239	$9.17622	0
01/01/2014 to 12/31/2014	$9.17622	$10.15148	0
01/01/2015 to 12/31/2015	$10.15148	$10.24198	0
01/01/2016 to 12/31/2016	$10.24198	$10.25351	0
01/01/2017 to 12/31/2017	$10.25351	$10.24347	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99902	$8.75235	0
01/01/2014 to 12/31/2014	$8.75235	$9.85203	0
01/01/2015 to 12/31/2015	$9.85203	$9.95264	0
01/01/2016 to 12/31/2016	$9.95264	$9.96329	0
01/01/2017 to 12/31/2017	$9.96329	$9.95231	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99902	$11.30654	0
01/01/2015 to 12/31/2015	$11.30654	$11.32855	0
01/01/2016 to 12/31/2016	$11.32855	$11.40369	0
01/01/2017 to 12/31/2017	$11.40369	$11.40748	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99902	$9.94104	0
01/01/2016 to 12/31/2016	$9.94104	$9.96842	0
01/01/2017 to 12/31/2017	$9.96842	$10.02972	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99805	$9.88264	0
01/01/2017 to 12/31/2017	$9.88264	$9.96896	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99804	$10.03982	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14530	$10.29877	1,984
01/01/2010 to 12/31/2010	$10.29877	$11.50507	1,031
01/01/2011 to 12/31/2011	$11.50507	$10.63826	0
01/01/2012 to 12/31/2012	$10.63826	$11.83282	0
01/01/2013 to 12/31/2013	$11.83282	$15.27691	0
01/01/2014 to 12/31/2014	$15.27691	$16.54725	0
01/01/2015 to 12/31/2015	$16.54725	$15.48009	0
01/01/2016 to 12/31/2016	$15.48009	$17.29712	0
01/01/2017 to 04/28/2017	$17.29712	$17.91238	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.42176	$7.29960	471,178
01/01/2009 to 12/31/2009	$7.29960	$8.98690	717,751
01/01/2010 to 12/31/2010	$8.98690	$10.00882	731,358
01/01/2011 to 12/31/2011	$10.00882	$9.59353	638,859
01/01/2012 to 12/31/2012	$9.59353	$10.71694	678,420
01/01/2013 to 12/31/2013	$10.71694	$12.91509	703,566
01/01/2014 to 12/31/2014	$12.91509	$13.57418	591,404
01/01/2015 to 12/31/2015	$13.57418	$13.40525	548,997
01/01/2016 to 12/31/2016	$13.40525	$14.06905	488,318
01/01/2017 to 12/31/2017	$14.06905	$16.29353	438,477
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99853	$11.65110	0
01/01/2014 to 12/31/2014	$11.65110	$13.00271	0
01/01/2015 to 12/31/2015	$13.00271	$12.31660	0
01/01/2016 to 12/31/2016	$12.31660	$13.90140	10,540
01/01/2017 to 12/31/2017	$13.90140	$16.16947	13,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$9.52250	$6.07516	22,046
01/01/2009 to 12/31/2009	$6.07516	$7.87308	28,325
01/01/2010 to 12/31/2010	$7.87308	$9.95295	29,740
01/01/2011 to 12/31/2011	$9.95295	$10.42158	28,165
01/01/2012 to 12/31/2012	$10.42158	$11.80828	29,482
01/01/2013 to 12/31/2013	$11.80828	$11.96291	27,895
01/01/2014 to 12/31/2014	$11.96291	$15.38415	23,982
01/01/2015 to 12/31/2015	$15.38415	$15.84419	24,315
01/01/2016 to 12/31/2016	$15.84419	$16.31409	14,167
01/01/2017 to 12/31/2017	$16.31409	$17.02723	6,220
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$8.43897	$7.72699	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99853	$9.68148	0
01/01/2014 to 12/31/2014	$9.68148	$9.99551	0
01/01/2015 to 12/31/2015	$9.99551	$9.80924	0
01/01/2016 to 12/31/2016	$9.80924	$10.07647	0
01/01/2017 to 04/28/2017	$10.07647	$10.28152	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10357	$7.50079	1,892
01/01/2009 to 12/31/2009	$7.50079	$8.93234	4,777
01/01/2010 to 12/31/2010	$8.93234	$9.94340	5,927
01/01/2011 to 12/31/2011	$9.94340	$9.52637	4,979
01/01/2012 to 12/31/2012	$9.52637	$10.63368	6,825
01/01/2013 to 12/31/2013	$10.63368	$12.45377	7,310
01/01/2014 to 12/31/2014	$12.45377	$12.93301	7,250
01/01/2015 to 10/16/2015	$12.93301	$12.88878	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.21595	$7.21784	44,101
01/01/2009 to 12/31/2009	$7.21784	$8.78121	82,150
01/01/2010 to 12/31/2010	$8.78121	$9.86497	85,288
01/01/2011 to 12/31/2011	$9.86497	$9.54494	65,939
01/01/2012 to 12/31/2012	$9.54494	$10.37311	73,220
01/01/2013 to 12/31/2013	$10.37311	$11.69372	73,892
01/01/2014 to 12/31/2014	$11.69372	$11.84889	71,396
01/01/2015 to 12/31/2015	$11.84889	$11.75469	65,866
01/01/2016 to 12/31/2016	$11.75469	$12.03841	61,008
01/01/2017 to 12/31/2017	$12.03841	$13.77401	61,838
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99854	$7.46903	1,054
01/01/2009 to 11/13/2009	$7.46903	$8.34495	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99854	$10.73940	24,670
01/01/2013 to 12/31/2013	$10.73940	$13.13128	27,552
01/01/2014 to 12/31/2014	$13.13128	$13.30893	27,255
01/01/2015 to 10/16/2015	$13.30893	$12.74024	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99853	$10.80775	0
01/01/2014 to 12/31/2014	$10.80775	$10.88833	0
01/01/2015 to 10/16/2015	$10.88833	$10.38317	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17522	$6.11016	207
01/01/2009 to 12/31/2009	$6.11016	$8.10892	3,456
01/01/2010 to 12/31/2010	$8.10892	$9.57456	3,343
01/01/2011 to 12/31/2011	$9.57456	$8.93153	5,522
01/01/2012 to 12/31/2012	$8.93153	$11.12501	6,367
01/01/2013 to 12/31/2013	$11.12501	$11.40338	5,358
01/01/2014 to 12/31/2014	$11.40338	$12.76139	5,213
01/01/2015 to 12/31/2015	$12.76139	$12.52444	4,910
01/01/2016 to 12/31/2016	$12.52444	$12.41349	4,908
01/01/2017 to 12/31/2017	$12.41349	$13.52199	5,133
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.47169	$6.73082	15,979
01/01/2009 to 12/31/2009	$6.73082	$9.87807	16,503
01/01/2010 to 12/31/2010	$9.87807	$10.70162	15,236
01/01/2011 to 12/31/2011	$10.70162	$10.09654	13,773
01/01/2012 to 12/31/2012	$10.09654	$11.87793	13,503
01/01/2013 to 12/31/2013	$11.87793	$15.13790	13,079
01/01/2014 to 02/07/2014	$15.13790	$14.89038	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.38675	$6.63384	8,008
01/01/2009 to 12/31/2009	$6.63384	$7.76698	13,644
01/01/2010 to 12/31/2010	$7.76698	$8.61281	13,445
01/01/2011 to 12/31/2011	$8.61281	$7.99378	11,689
01/01/2012 to 12/31/2012	$7.99378	$9.39651	12,051
01/01/2013 to 12/31/2013	$9.39651	$12.32654	10,945
01/01/2014 to 12/31/2014	$12.32654	$13.69872	10,443
01/01/2015 to 12/31/2015	$13.69872	$12.83460	19,878
01/01/2016 to 12/31/2016	$12.83460	$14.06320	16,104
01/01/2017 to 12/31/2017	$14.06320	$15.16169	17,110
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.55954	$6.72291	12,490
01/01/2009 to 12/31/2009	$6.72291	$10.37465	12,996
01/01/2010 to 12/31/2010	$10.37465	$12.21170	14,525
01/01/2011 to 12/31/2011	$12.21170	$11.63890	13,321
01/01/2012 to 12/31/2012	$11.63890	$13.67539	13,375
01/01/2013 to 12/31/2013	$13.67539	$17.75814	12,297
01/01/2014 to 12/31/2014	$17.75814	$19.45504	9,765
01/01/2015 to 12/31/2015	$19.45504	$18.02448	19,028
01/01/2016 to 12/31/2016	$18.02448	$17.99772	10,160
01/01/2017 to 12/31/2017	$17.99772	$22.47009	9,855
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08924	$7.60965	12,780
01/01/2009 to 12/31/2009	$7.60965	$9.22304	36,235
01/01/2010 to 12/31/2010	$9.22304	$10.11078	39,903
01/01/2011 to 12/31/2011	$10.11078	$9.88185	34,156
01/01/2012 to 12/31/2012	$9.88185	$10.69020	37,557
01/01/2013 to 12/31/2013	$10.69020	$11.53249	37,137
01/01/2014 to 12/31/2014	$11.53249	$11.78632	36,116
01/01/2015 to 12/31/2015	$11.78632	$11.47264	34,555
01/01/2016 to 12/31/2016	$11.47264	$11.86250	33,781
01/01/2017 to 12/31/2017	$11.86250	$13.08471	33,924

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03342	$7.63533	143
01/01/2009 to 12/31/2009	$7.63533	$9.51399	2,258
01/01/2010 to 12/31/2010	$9.51399	$11.84749	2,109
01/01/2011 to 12/31/2011	$11.84749	$11.78974	3,250
01/01/2012 to 12/31/2012	$11.78974	$13.39812	3,578
01/01/2013 to 12/31/2013	$13.39812	$18.26950	3,344
01/01/2014 to 12/31/2014	$18.26950	$19.23825	3,074
01/01/2015 to 12/31/2015	$19.23825	$17.85973	2,976
01/01/2016 to 12/31/2016	$17.85973	$21.81016	2,818
01/01/2017 to 12/31/2017	$21.81016	$24.03688	2,569
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.51138	$10.58460	35,811
01/01/2009 to 12/31/2009	$10.58460	$10.42287	31,264
01/01/2010 to 12/31/2010	$10.42287	$10.24097	32,714
01/01/2011 to 12/31/2011	$10.24097	$10.06247	112,077
01/01/2012 to 12/31/2012	$10.06247	$9.88535	96,319
01/01/2013 to 12/31/2013	$9.88535	$9.71038	53,829
01/01/2014 to 12/31/2014	$9.71038	$9.53876	46,862
01/01/2015 to 12/31/2015	$9.53876	$9.37022	34,311
01/01/2016 to 12/31/2016	$9.37022	$9.20507	129,740
01/01/2017 to 12/31/2017	$9.20507	$9.07348	27,633
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.62868	$7.77374	46,793
01/01/2009 to 12/31/2009	$7.77374	$10.35129	44,552
01/01/2010 to 12/31/2010	$10.35129	$11.54100	41,783
01/01/2011 to 12/31/2011	$11.54100	$11.69693	37,032
01/01/2012 to 12/31/2012	$11.69693	$13.08397	28,186
01/01/2013 to 12/31/2013	$13.08397	$13.77548	30,243
01/01/2014 to 12/31/2014	$13.77548	$13.87808	25,478
01/01/2015 to 12/31/2015	$13.87808	$13.14679	26,511
01/01/2016 to 12/31/2016	$13.14679	$14.90330	20,340
01/01/2017 to 12/31/2017	$14.90330	$15.73435	18,899
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.48704	$6.02732	74,919
01/01/2009 to 12/31/2009	$6.02732	$7.07131	69,066
01/01/2010 to 12/31/2010	$7.07131	$7.86044	65,715
01/01/2011 to 12/31/2011	$7.86044	$7.39857	63,817
01/01/2012 to 12/31/2012	$7.39857	$8.49487	48,725
01/01/2013 to 12/31/2013	$8.49487	$11.67099	46,307
01/01/2014 to 12/31/2014	$11.67099	$13.04060	36,252
01/01/2015 to 12/31/2015	$13.04060	$11.80623	34,300
01/01/2016 to 12/31/2016	$11.80623	$13.90422	17,722
01/01/2017 to 12/31/2017	$13.90422	$16.28050	17,370
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.39320	$6.05863	21,405
01/01/2009 to 12/31/2009	$6.05863	$8.05179	25,385
01/01/2010 to 12/31/2010	$8.05179	$9.05613	25,371
01/01/2011 to 12/31/2011	$9.05613	$7.74633	26,181
01/01/2012 to 12/31/2012	$7.74633	$9.15895	26,413
01/01/2013 to 12/31/2013	$9.15895	$10.71159	25,906
01/01/2014 to 12/31/2014	$10.71159	$9.94076	19,377
01/01/2015 to 12/31/2015	$9.94076	$10.07245	19,692
01/01/2016 to 12/31/2016	$10.07245	$9.52095	10,058
01/01/2017 to 12/31/2017	$9.52095	$12.66649	5,609

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.56729	$6.91270	20,365
01/01/2009 to 12/31/2009	$6.91270	$8.86147	20,938
01/01/2010 to 12/31/2010	$8.86147	$9.66951	21,279
01/01/2011 to 12/31/2011	$9.66951	$8.30663	17,927
01/01/2012 to 12/31/2012	$8.30663	$9.52022	16,870
01/01/2013 to 12/31/2013	$9.52022	$11.17246	16,942
01/01/2014 to 12/31/2014	$11.17246	$10.23912	10,676
01/01/2015 to 12/31/2015	$10.23912	$10.14023	13,111
01/01/2016 to 12/31/2016	$10.14023	$10.01904	12,715
01/01/2017 to 12/31/2017	$10.01904	$12.08758	11,869
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99854	$10.72041	468,278
01/01/2009 to 12/31/2009	$10.72041	$11.72128	88,669
01/01/2010 to 12/31/2010	$11.72128	$12.75879	22,735
01/01/2011 to 12/31/2011	$12.75879	$14.09332	307,720
01/01/2012 to 12/31/2012	$14.09332	$15.14529	123,197
01/01/2013 to 12/31/2013	$15.14529	$14.40397	51,620
01/01/2014 to 12/31/2014	$14.40397	$15.10137	44,535
01/01/2015 to 12/31/2015	$15.10137	$15.00832	120,456
01/01/2016 to 12/31/2016	$15.00832	$15.36339	165,798
01/01/2017 to 12/31/2017	$15.36339	$15.74327	78,292
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11176	$7.13394	5,691
01/01/2009 to 12/31/2009	$7.13394	$8.87666	17,133
01/01/2010 to 12/31/2010	$8.87666	$9.92453	17,200
01/01/2011 to 12/31/2011	$9.92453	$9.69377	12,424
01/01/2012 to 12/31/2012	$9.69377	$10.81565	14,448
01/01/2013 to 12/31/2013	$10.81565	$12.35425	16,238
01/01/2014 to 12/31/2014	$12.35425	$12.90816	15,618
01/01/2015 to 12/31/2015	$12.90816	$12.54698	13,976
01/01/2016 to 12/31/2016	$12.54698	$12.96857	13,650
01/01/2017 to 12/31/2017	$12.96857	$14.89996	13,078
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$11.36747	$6.54565	25,865
01/01/2009 to 12/31/2009	$6.54565	$8.73715	26,103
01/01/2010 to 12/31/2010	$8.73715	$9.19808	27,258
01/01/2011 to 12/31/2011	$9.19808	$8.20882	25,338
01/01/2012 to 12/31/2012	$8.20882	$9.83010	24,609
01/01/2013 to 12/31/2013	$9.83010	$11.13965	25,096
01/01/2014 to 12/31/2014	$11.13965	$10.24610	25,152
01/01/2015 to 12/31/2015	$10.24610	$9.78367	19,741
01/01/2016 to 12/31/2016	$9.78367	$9.79665	9,168
01/01/2017 to 12/31/2017	$9.79665	$12.47565	8,575
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.54506	$8.53380	67,308
01/01/2009 to 12/31/2009	$8.53380	$10.22881	135,791
01/01/2010 to 12/31/2010	$10.22881	$10.78339	144,285
01/01/2011 to 12/31/2011	$10.78339	$10.61771	124,317
01/01/2012 to 12/31/2012	$10.61771	$11.54778	140,113
01/01/2013 to 12/31/2013	$11.54778	$12.59508	138,958
01/01/2014 to 12/31/2014	$12.59508	$13.04652	215,991
01/01/2015 to 12/31/2015	$13.04652	$12.79247	196,455
01/01/2016 to 12/31/2016	$12.79247	$13.04905	191,285
01/01/2017 to 12/31/2017	$13.04905	$14.37541	181,284

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08392	$10.28893	0
01/01/2010 to 12/31/2010	$10.28893	$11.25088	0
01/01/2011 to 12/31/2011	$11.25088	$11.12535	0
01/01/2012 to 12/31/2012	$11.12535	$12.58806	0
01/01/2013 to 12/31/2013	$12.58806	$16.87831	0
01/01/2014 to 12/31/2014	$16.87831	$18.15570	1,418
01/01/2015 to 12/31/2015	$18.15570	$19.73125	2,791
01/01/2016 to 12/31/2016	$19.73125	$19.09926	2,791
01/01/2017 to 12/31/2017	$19.09926	$25.48505	2,790
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.52992	$6.38093	27,661
01/01/2009 to 12/31/2009	$6.38093	$8.13344	37,024
01/01/2010 to 12/31/2010	$8.13344	$9.56772	50,125
01/01/2011 to 12/31/2011	$9.56772	$9.31287	37,409
01/01/2012 to 12/31/2012	$9.31287	$10.27009	39,434
01/01/2013 to 12/31/2013	$10.27009	$13.78212	38,786
01/01/2014 to 12/31/2014	$13.78212	$14.97212	45,733
01/01/2015 to 12/31/2015	$14.97212	$16.18868	39,084
01/01/2016 to 12/31/2016	$16.18868	$16.78986	33,301
01/01/2017 to 12/31/2017	$16.78986	$21.93501	30,702
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.91333	$8.22753	8,179
01/01/2009 to 12/31/2009	$8.22753	$10.87864	9,539
01/01/2010 to 12/31/2010	$10.87864	$12.11990	9,813
01/01/2011 to 12/31/2011	$12.11990	$13.11683	9,345
01/01/2012 to 12/31/2012	$13.11683	$13.64862	9,380
01/01/2013 to 12/31/2013	$13.64862	$13.13915	9,907
01/01/2014 to 12/31/2014	$13.13915	$13.73149	8,670
01/01/2015 to 12/31/2015	$13.73149	$13.40988	15,623
01/01/2016 to 12/31/2016	$13.40988	$13.51602	14,981
01/01/2017 to 12/31/2017	$13.51602	$13.72286	10,047
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$11.92451	$7.73203	12,011
01/01/2009 to 12/31/2009	$7.73203	$9.98846	16,465
01/01/2010 to 12/31/2010	$9.98846	$10.99392	16,243
01/01/2011 to 12/31/2011	$10.99392	$10.46150	13,854
01/01/2012 to 12/31/2012	$10.46150	$12.64794	12,850
01/01/2013 to 12/31/2013	$12.64794	$15.85766	12,945
01/01/2014 to 12/31/2014	$15.85766	$16.14275	12,175
01/01/2015 to 12/31/2015	$16.14275	$15.62493	12,099
01/01/2016 to 12/31/2016	$15.62493	$16.44087	14,460
01/01/2017 to 12/31/2017	$16.44087	$20.00129	16,048
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$11.73220	$7.34079	7,271
01/01/2009 to 12/31/2009	$7.34079	$8.96358	8,391
01/01/2010 to 12/31/2010	$8.96358	$9.93078	8,501
01/01/2011 to 12/31/2011	$9.93078	$9.69742	8,295
01/01/2012 to 12/31/2012	$9.69742	$11.15310	8,326
01/01/2013 to 12/31/2013	$11.15310	$14.97749	7,945
01/01/2014 to 12/31/2014	$14.97749	$15.99412	4,821
01/01/2015 to 12/31/2015	$15.99412	$16.84707	5,683
01/01/2016 to 12/31/2016	$16.84707	$16.86619	5,170
01/01/2017 to 12/31/2017	$16.86619	$21.65660	4,831

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99854	$10.19227	0
01/01/2013 to 12/31/2013	$10.19227	$13.46663	0
01/01/2014 to 12/31/2014	$13.46663	$14.58019	0
01/01/2015 to 12/31/2015	$14.58019	$14.21886	3,620
01/01/2016 to 12/31/2016	$14.21886	$15.84602	8,139
01/01/2017 to 12/31/2017	$15.84602	$18.26568	10,365
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02844	$10.06864	0
01/01/2012 to 12/31/2012	$10.06864	$10.37220	0
01/01/2013 to 12/31/2013	$10.37220	$9.90006	0
01/01/2014 to 12/31/2014	$9.90006	$10.22585	0
01/01/2015 to 10/16/2015	$10.22585	$10.18863	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.23897	$6.83068	21,323
01/01/2009 to 12/31/2009	$6.83068	$8.70875	22,417
01/01/2010 to 12/31/2010	$8.70875	$11.00805	19,881
01/01/2011 to 12/31/2011	$11.00805	$10.99594	18,669
01/01/2012 to 12/31/2012	$10.99594	$12.13876	17,464
01/01/2013 to 12/31/2013	$12.13876	$15.81268	15,708
01/01/2014 to 12/31/2014	$15.81268	$16.76620	13,045
01/01/2015 to 10/16/2015	$16.76620	$17.17641	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.00942	$6.21411	12,615
01/01/2009 to 12/31/2009	$6.21411	$7.48169	13,194
01/01/2010 to 12/31/2010	$7.48169	$8.83896	12,555
01/01/2011 to 04/29/2011	$8.83896	$9.91034	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.28916	$5.83598	41,529
01/01/2009 to 12/31/2009	$5.83598	$8.06289	41,127
01/01/2010 to 12/31/2010	$8.06289	$9.77667	37,355
01/01/2011 to 12/31/2011	$9.77667	$9.36543	37,232
01/01/2012 to 12/31/2012	$9.36543	$10.77542	22,754
01/01/2013 to 12/31/2013	$10.77542	$15.03136	21,350
01/01/2014 to 12/31/2014	$15.03136	$16.86967	18,696
01/01/2015 to 12/31/2015	$16.86967	$15.63728	19,131
01/01/2016 to 12/31/2016	$15.63728	$18.16168	19,504
01/01/2017 to 12/31/2017	$18.16168	$20.30145	19,737
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99854	$10.31532	10,588
01/01/2013 to 12/31/2013	$10.31532	$12.04952	13,311
01/01/2014 to 12/31/2014	$12.04952	$12.44468	12,994
01/01/2015 to 12/31/2015	$12.44468	$12.07291	11,316
01/01/2016 to 12/31/2016	$12.07291	$12.37243	11,316
01/01/2017 to 12/31/2017	$12.37243	$14.15867	12,388
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10128	$5.57086	0
01/01/2009 to 12/31/2009	$5.57086	$9.11223	6,999
01/01/2010 to 12/31/2010	$9.11223	$10.94456	4,815
01/01/2011 to 12/31/2011	$10.94456	$8.57180	5,852
01/01/2012 to 12/31/2012	$8.57180	$9.92970	6,231
01/01/2013 to 12/31/2013	$9.92970	$9.77583	7,000
01/01/2014 to 12/31/2014	$9.77583	$9.15323	6,819
01/01/2015 to 12/31/2015	$9.15323	$7.48729	5,482
01/01/2016 to 12/31/2016	$7.48729	$8.26436	5,361
01/01/2017 to 12/31/2017	$8.26436	$10.26013	5,788

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.11502	$8.79094	112,326
01/01/2009 to 12/31/2009	$8.79094	$10.36581	268,935
01/01/2010 to 12/31/2010	$10.36581	$11.25907	228,760
01/01/2011 to 12/31/2011	$11.25907	$11.17037	204,746
01/01/2012 to 12/31/2012	$11.17037	$12.11087	224,249
01/01/2013 to 12/31/2013	$12.11087	$12.99269	219,352
01/01/2014 to 12/31/2014	$12.99269	$13.50004	211,989
01/01/2015 to 12/31/2015	$13.50004	$13.28033	176,004
01/01/2016 to 12/31/2016	$13.28033	$13.76672	164,242
01/01/2017 to 12/31/2017	$13.76672	$14.89387	158,028
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01845	$10.06852	0
01/01/2012 to 12/31/2012	$10.06852	$10.59337	0
01/01/2013 to 12/31/2013	$10.59337	$10.16535	0
01/01/2014 to 12/31/2014	$10.16535	$10.59073	4,163
01/01/2015 to 12/31/2015	$10.59073	$10.37559	468
01/01/2016 to 12/31/2016	$10.37559	$10.62155	84,860
01/01/2017 to 12/31/2017	$10.62155	$11.02598	82,949
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.26972	$6.56357	20,349
01/01/2009 to 12/31/2009	$6.56357	$8.12237	45,529
01/01/2010 to 12/31/2010	$8.12237	$9.49626	50,405
01/01/2011 to 12/31/2011	$9.49626	$8.74891	46,845
01/01/2012 to 12/31/2012	$8.74891	$9.70445	52,229
01/01/2013 to 12/31/2013	$9.70445	$11.15591	54,963
01/01/2014 to 12/31/2014	$11.15591	$11.96654	54,792
01/01/2015 to 12/31/2015	$11.96654	$11.68283	77,172
01/01/2016 to 12/31/2016	$11.68283	$12.63520	74,690
01/01/2017 to 12/31/2017	$12.63520	$14.41031	121,659
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99853	$11.66723	0
01/01/2014 to 12/31/2014	$11.66723	$13.20774	0
01/01/2015 to 12/31/2015	$13.20774	$13.17437	0
01/01/2016 to 12/31/2016	$13.17437	$14.34682	0
01/01/2017 to 12/31/2017	$14.34682	$17.11156	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$10.75145	$6.47223	58,615
01/01/2009 to 12/31/2009	$6.47223	$7.74505	55,099
01/01/2010 to 12/31/2010	$7.74505	$8.75311	55,189
01/01/2011 to 12/31/2011	$8.75311	$8.89581	48,035
01/01/2012 to 12/31/2012	$8.89581	$10.38147	27,114
01/01/2013 to 12/31/2013	$10.38147	$13.50491	25,295
01/01/2014 to 12/31/2014	$13.50491	$15.54963	22,341
01/01/2015 to 12/31/2015	$15.54963	$15.74498	19,837
01/01/2016 to 12/31/2016	$15.74498	$17.76347	7,990
01/01/2017 to 12/31/2017	$17.76347	$21.33311	8,852
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99853	$8.89271	0
01/01/2012 to 12/31/2012	$8.89271	$9.88459	2,872
01/01/2013 to 12/31/2013	$9.88459	$11.88454	0
01/01/2014 to 12/31/2014	$11.88454	$12.43338	0
01/01/2015 to 12/31/2015	$12.43338	$12.23194	0
01/01/2016 to 12/31/2016	$12.23194	$12.77573	0
01/01/2017 to 12/31/2017	$12.77573	$14.83331	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08106	$7.34068	9,623
01/01/2009 to 12/31/2009	$7.34068	$8.89743	93,852
01/01/2010 to 12/31/2010	$8.89743	$9.78180	101,992
01/01/2011 to 12/31/2011	$9.78180	$9.43446	92,172
01/01/2012 to 12/31/2012	$9.43446	$10.22030	99,314
01/01/2013 to 12/31/2013	$10.22030	$11.28849	97,483
01/01/2014 to 12/31/2014	$11.28849	$11.65882	56,732
01/01/2015 to 12/31/2015	$11.65882	$11.43363	50,191
01/01/2016 to 12/31/2016	$11.43363	$11.77263	43,969
01/01/2017 to 12/31/2017	$11.77263	$13.44230	41,552
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09924	$6.69228	3,471
01/01/2009 to 12/31/2009	$6.69228	$8.33899	16,260
01/01/2010 to 12/31/2010	$8.33899	$9.36653	16,196
01/01/2011 to 12/31/2011	$9.36653	$8.98138	13,675
01/01/2012 to 12/31/2012	$8.98138	$10.22538	16,639
01/01/2013 to 12/31/2013	$10.22538	$11.85863	22,096
01/01/2014 to 12/31/2014	$11.85863	$12.28178	21,516
01/01/2015 to 12/31/2015	$12.28178	$11.99917	63,604
01/01/2016 to 12/31/2016	$11.99917	$12.59110	59,036
01/01/2017 to 04/28/2017	$12.59110	$13.09232	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.30127	$7.74969	21,835
01/01/2009 to 12/31/2009	$7.74969	$9.69959	44,326
01/01/2010 to 12/31/2010	$9.69959	$10.65364	49,209
01/01/2011 to 12/31/2011	$10.65364	$10.11172	41,144
01/01/2012 to 12/31/2012	$10.11172	$11.03886	47,486
01/01/2013 to 12/31/2013	$11.03886	$12.40523	49,216
01/01/2014 to 12/31/2014	$12.40523	$12.55593	48,821
01/01/2015 to 10/16/2015	$12.55593	$12.20091	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.85969	$5.96393	5,816
01/01/2009 to 12/31/2009	$5.96393	$7.77201	5,885
01/01/2010 to 12/31/2010	$7.77201	$10.11934	5,696
01/01/2011 to 12/31/2011	$10.11934	$8.63723	15,941
01/01/2012 to 12/31/2012	$8.63723	$10.18740	14,930
01/01/2013 to 12/31/2013	$10.18740	$14.09149	13,437
01/01/2014 to 12/31/2014	$14.09149	$14.52630	10,653
01/01/2015 to 12/31/2015	$14.52630	$14.45989	10,204
01/01/2016 to 12/31/2016	$14.45989	$15.29843	4,135
01/01/2017 to 12/31/2017	$15.29843	$19.19003	3,842
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.42523	$6.65658	6,470
01/01/2009 to 12/31/2009	$6.65658	$8.75597	5,884
01/01/2010 to 12/31/2010	$8.75597	$11.73364	8,458
01/01/2011 to 12/31/2011	$11.73364	$11.41357	7,392
01/01/2012 to 12/31/2012	$11.41357	$12.57661	8,095
01/01/2013 to 12/31/2013	$12.57661	$16.69967	8,955
01/01/2014 to 12/31/2014	$16.69967	$17.03092	6,747
01/01/2015 to 12/31/2015	$17.03092	$16.86115	5,436
01/01/2016 to 12/31/2016	$16.86115	$18.56399	3,991
01/01/2017 to 12/31/2017	$18.56399	$22.59798	4,690

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.69280	$6.69183	32,241
01/01/2009 to 12/31/2009	$6.69183	$8.34836	29,973
01/01/2010 to 12/31/2010	$8.34836	$10.33253	29,534
01/01/2011 to 12/31/2011	$10.33253	$9.54341	24,414
01/01/2012 to 12/31/2012	$9.54341	$11.07695	21,483
01/01/2013 to 12/31/2013	$11.07695	$14.95088	21,077
01/01/2014 to 12/31/2014	$14.95088	$15.46032	18,634
01/01/2015 to 12/31/2015	$15.46032	$14.53240	16,811
01/01/2016 to 12/31/2016	$14.53240	$18.44507	8,369
01/01/2017 to 12/31/2017	$18.44507	$19.45108	7,537
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.09246	$8.06926	92,705
01/01/2009 to 12/31/2009	$8.06926	$9.83995	247,655
01/01/2010 to 12/31/2010	$9.83995	$10.78102	261,852
01/01/2011 to 12/31/2011	$10.78102	$10.80085	248,088
01/01/2012 to 12/31/2012	$10.80085	$12.04164	315,138
01/01/2013 to 12/31/2013	$12.04164	$13.81992	316,933
01/01/2014 to 12/31/2014	$13.81992	$14.37370	220,325
01/01/2015 to 12/31/2015	$14.37370	$14.12545	205,533
01/01/2016 to 12/31/2016	$14.12545	$14.92304	178,518
01/01/2017 to 12/31/2017	$14.92304	$16.91860	177,063
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$10.47838	$5.98171	6,474
01/01/2009 to 12/31/2009	$5.98171	$7.27422	12,349
01/01/2010 to 12/31/2010	$7.27422	$8.09199	12,932
01/01/2011 to 12/31/2011	$8.09199	$7.81876	12,422
01/01/2012 to 12/31/2012	$7.81876	$9.00517	15,038
01/01/2013 to 12/31/2013	$9.00517	$11.47191	14,221
01/01/2014 to 12/31/2014	$11.47191	$12.11056	11,010
01/01/2015 to 10/16/2015	$12.11056	$11.21714	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.11888	$6.49123	2,021
01/01/2009 to 12/31/2009	$6.49123	$9.77985	1,785
01/01/2010 to 12/31/2010	$9.77985	$11.12583	1,784
01/01/2011 to 12/31/2011	$11.12583	$10.74403	1,737
01/01/2012 to 12/31/2012	$10.74403	$12.40948	7,114
01/01/2013 to 12/31/2013	$12.40948	$17.55696	8,615
01/01/2014 to 12/31/2014	$17.55696	$18.68581	8,205
01/01/2015 to 12/31/2015	$18.68581	$20.11449	9,158
01/01/2016 to 12/31/2016	$20.11449	$20.29270	9,644
01/01/2017 to 12/31/2017	$20.29270	$27.48736	13,541
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$10.94144	$6.73868	8,260
01/01/2009 to 12/31/2009	$6.73868	$7.82812	9,758
01/01/2010 to 12/31/2010	$7.82812	$8.64657	9,223
01/01/2011 to 12/31/2011	$8.64657	$8.45207	8,314
01/01/2012 to 12/31/2012	$8.45207	$9.41504	8,101
01/01/2013 to 12/31/2013	$9.41504	$12.45129	5,973
01/01/2014 to 12/31/2014	$12.45129	$12.42173	5,701
01/01/2015 to 12/31/2015	$12.42173	$11.46220	5,835
01/01/2016 to 12/31/2016	$11.46220	$11.94999	4,642
01/01/2017 to 12/31/2017	$11.94999	$13.68240	4,523

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$13.55366	$6.65868	30,442
01/01/2009 to 12/31/2009	$6.65868	$9.76890	42,059
01/01/2010 to 12/31/2010	$9.76890	$11.55903	45,394
01/01/2011 to 12/31/2011	$11.55903	$9.66094	43,261
01/01/2012 to 12/31/2012	$9.66094	$9.83312	43,770
01/01/2013 to 12/31/2013	$9.83312	$11.14493	44,395
01/01/2014 to 12/31/2014	$11.14493	$10.03245	39,488
01/01/2015 to 12/31/2015	$10.03245	$7.95758	35,430
01/01/2016 to 12/31/2016	$7.95758	$9.74139	30,278
01/01/2017 to 12/31/2017	$9.74139	$10.55585	27,253
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$11.08215	$10.62110	24,760
01/01/2009 to 12/31/2009	$10.62110	$11.69736	25,439
01/01/2010 to 12/31/2010	$11.69736	$12.15050	22,561
01/01/2011 to 12/31/2011	$12.15050	$12.42820	9,574
01/01/2012 to 12/31/2012	$12.42820	$12.84611	9,428
01/01/2013 to 12/31/2013	$12.84611	$12.14534	7,262
01/01/2014 to 12/31/2014	$12.14534	$11.99695	4,700
01/01/2015 to 12/31/2015	$11.99695	$11.24056	4,819
01/01/2016 to 12/31/2016	$11.24056	$11.52343	4,114
01/01/2017 to 12/31/2017	$11.52343	$11.55122	4,268
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.49274	$6.37746	8,861
01/01/2009 to 12/31/2009	$6.37746	$8.70075	11,735
01/01/2010 to 12/31/2010	$8.70075	$10.56476	8,320
01/01/2011 to 12/31/2011	$10.56476	$10.02005	6,173
01/01/2012 to 12/31/2012	$10.02005	$11.65476	6,184
01/01/2013 to 12/31/2013	$11.65476	$15.15987	6,900
01/01/2014 to 12/31/2014	$15.15987	$17.12104	6,889
01/01/2015 to 12/31/2015	$17.12104	$15.70686	6,247
01/01/2016 to 12/31/2016	$15.70686	$17.58913	6,249
01/01/2017 to 12/31/2017	$17.58913	$20.48067	5,910
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.45397	$6.48888	30,383
01/01/2009 to 12/31/2009	$6.48888	$8.18645	29,000
01/01/2010 to 12/31/2010	$8.18645	$9.21884	30,956
01/01/2011 to 12/31/2011	$9.21884	$8.74318	26,079
01/01/2012 to 12/31/2012	$8.74318	$9.53381	26,628
01/01/2013 to 12/31/2013	$9.53381	$11.28536	28,171
01/01/2014 to 12/31/2014	$11.28536	$11.69594	27,288
01/01/2015 to 12/31/2015	$11.69594	$11.41643	27,272
01/01/2016 to 12/31/2016	$11.41643	$11.94668	27,264
01/01/2017 to 12/31/2017	$11.94668	$13.33135	23,852
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97802	$9.29077	3,017
01/01/2009 to 12/31/2009	$9.29077	$10.18779	14,177
01/01/2010 to 12/31/2010	$10.18779	$10.78811	14,172
01/01/2011 to 12/31/2011	$10.78811	$11.23601	11,870
01/01/2012 to 12/31/2012	$11.23601	$11.90383	12,399
01/01/2013 to 12/31/2013	$11.90383	$11.51876	9,236
01/01/2014 to 12/31/2014	$11.51876	$12.12944	8,780
01/01/2015 to 12/31/2015	$12.12944	$12.06224	4,809
01/01/2016 to 12/31/2016	$12.06224	$12.45965	4,568
01/01/2017 to 12/31/2017	$12.45965	$13.01196	8,757

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07808	$6.63754	17,072
01/01/2009 to 12/31/2009	$6.63754	$8.48048	41,541
01/01/2010 to 12/31/2010	$8.48048	$9.18367	42,289
01/01/2011 to 12/31/2011	$9.18367	$8.87079	23,300
01/01/2012 to 09/21/2012	$8.87079	$9.92949	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With only HD GRO (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.10831	$7.87551	81,366
01/01/2009 to 12/31/2009	$7.87551	$9.61124	459,255
01/01/2010 to 12/31/2010	$9.61124	$10.56057	547,140
01/01/2011 to 12/31/2011	$10.56057	$10.08836	450,724
01/01/2012 to 12/31/2012	$10.08836	$11.14410	513,039
01/01/2013 to 12/31/2013	$11.14410	$12.02719	499,169
01/01/2014 to 12/31/2014	$12.02719	$12.25357	474,577
01/01/2015 to 12/31/2015	$12.25357	$11.63795	350,400
01/01/2016 to 12/31/2016	$11.63795	$12.14510	298,297
01/01/2017 to 12/31/2017	$12.14510	$13.41929	304,053
AST Advanced Strategies Portfolio
01/28/2008 to 12/31/2008	$10.93306	$7.87680	34,545
01/01/2009 to 12/31/2009	$7.87680	$9.75519	131,788
01/01/2010 to 12/31/2010	$9.75519	$10.88553	135,608
01/01/2011 to 12/31/2011	$10.88553	$10.69481	114,020
01/01/2012 to 12/31/2012	$10.69481	$11.92762	134,628
01/01/2013 to 12/31/2013	$11.92762	$13.64323	127,009
01/01/2014 to 12/31/2014	$13.64323	$14.20668	132,813
01/01/2015 to 12/31/2015	$14.20668	$14.05364	119,413
01/01/2016 to 12/31/2016	$14.05364	$14.77218	110,778
01/01/2017 to 12/31/2017	$14.77218	$16.95135	106,600
AST American Century Income & Growth Portfolio
01/28/2008 to 12/31/2008	$10.74929	$7.42411	0
01/01/2009 to 12/31/2009	$7.42411	$8.58067	27,509
01/01/2010 to 12/31/2010	$8.58067	$9.58667	30,823
01/01/2011 to 12/31/2011	$9.58667	$9.74413	29,907
01/01/2012 to 05/04/2012	$9.74413	$10.57964	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.62000	0
01/01/2014 to 12/31/2014	$11.62000	$12.90512	0
01/01/2015 to 12/31/2015	$12.90512	$12.88317	0
01/01/2016 to 12/31/2016	$12.88317	$13.99667	0
01/01/2017 to 12/31/2017	$13.99667	$16.77694	0
AST Balanced Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.12432	$8.14626	34,831
01/01/2009 to 12/31/2009	$8.14626	$9.85682	514,826
01/01/2010 to 12/31/2010	$9.85682	$10.86424	623,828
01/01/2011 to 12/31/2011	$10.86424	$10.53238	513,328
01/01/2012 to 12/31/2012	$10.53238	$11.62514	568,077
01/01/2013 to 12/31/2013	$11.62514	$13.42168	444,967
01/01/2014 to 12/31/2014	$13.42168	$14.03040	455,228
01/01/2015 to 12/31/2015	$14.03040	$13.83427	415,432
01/01/2016 to 12/31/2016	$13.83427	$14.43195	315,707
01/01/2017 to 12/31/2017	$14.43195	$16.27468	332,558

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99793	$9.15301	0
01/01/2012 to 12/31/2012	$9.15301	$10.05053	0
01/01/2013 to 12/31/2013	$10.05053	$10.93367	0
01/01/2014 to 12/31/2014	$10.93367	$11.25504	4,310
01/01/2015 to 12/31/2015	$11.25504	$10.71373	4,362
01/01/2016 to 12/31/2016	$10.71373	$11.24629	4,366
01/01/2017 to 12/31/2017	$11.24629	$12.42906	4,410
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.48449	0
01/01/2014 to 12/31/2014	$10.48449	$10.65715	0
01/01/2015 to 12/31/2015	$10.65715	$10.48686	0
01/01/2016 to 12/31/2016	$10.48686	$10.94500	0
01/01/2017 to 04/28/2017	$10.94500	$11.32668	0
AST BlackRock Low Duration Bond Portfolio
01/28/2008 to 12/31/2008	$11.01299	$10.63495	0
01/01/2009 to 12/31/2009	$10.63495	$11.50428	1,394
01/01/2010 to 12/31/2010	$11.50428	$11.72999	1,551
01/01/2011 to 12/31/2011	$11.72999	$11.77036	1,375
01/01/2012 to 12/31/2012	$11.77036	$12.09290	1,472
01/01/2013 to 12/31/2013	$12.09290	$11.60948	1,605
01/01/2014 to 12/31/2014	$11.60948	$11.38187	5,756
01/01/2015 to 12/31/2015	$11.38187	$11.22372	5,581
01/01/2016 to 12/31/2016	$11.22372	$11.19506	8,060
01/01/2017 to 12/31/2017	$11.19506	$11.17391	6,422
AST BlackRock/Loomis Sayles Bond Portfolio
01/28/2008 to 12/31/2008	$11.21660	$10.48811	1,503
01/01/2009 to 12/31/2009	$10.48811	$11.99359	123,840
01/01/2010 to 12/31/2010	$11.99359	$12.67844	157,774
01/01/2011 to 12/31/2011	$12.67844	$12.83777	136,313
01/01/2012 to 12/31/2012	$12.83777	$13.77245	134,484
01/01/2013 to 12/31/2013	$13.77245	$13.26724	148,327
01/01/2014 to 12/31/2014	$13.26724	$13.57074	136,201
01/01/2015 to 12/31/2015	$13.57074	$13.03698	104,671
01/01/2016 to 12/31/2016	$13.03698	$13.33538	94,765
01/01/2017 to 12/31/2017	$13.33538	$13.65822	118,280
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99897	$9.37189	0
01/01/2010 to 12/31/2010	$9.37189	$10.16992	0
01/01/2011 to 12/31/2011	$10.16992	$10.94263	0
01/01/2012 to 12/31/2012	$10.94263	$11.18539	0
01/01/2013 to 12/31/2013	$11.18539	$10.90130	0
01/01/2014 to 12/31/2014	$10.90130	$10.74753	0
01/01/2015 to 12/31/2015	$10.74753	$10.52287	0
01/01/2016 to 12/31/2016	$10.52287	$10.37460	0
01/01/2017 to 01/03/2017	$10.37460	$10.36960	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99846	$12.02740	2,716
01/01/2009 to 12/31/2009	$12.02740	$11.08899	13,607
01/01/2010 to 12/31/2010	$11.08899	$12.09943	0
01/01/2011 to 12/31/2011	$12.09943	$13.48663	0
01/01/2012 to 12/31/2012	$13.48663	$13.99125	0
01/01/2013 to 12/31/2013	$13.99125	$13.29882	0
01/01/2014 to 12/31/2014	$13.29882	$13.39820	0
01/01/2015 to 12/31/2015	$13.39820	$13.25498	0
01/01/2016 to 12/31/2016	$13.25498	$13.21750	0
01/01/2017 to 12/31/2017	$13.21750	$13.06400	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99846	$12.09626	2,440
01/01/2009 to 12/31/2009	$12.09626	$10.95660	9,277
01/01/2010 to 12/31/2010	$10.95660	$11.97397	2,796
01/01/2011 to 12/31/2011	$11.97397	$13.62798	0
01/01/2012 to 12/31/2012	$13.62798	$14.15708	0
01/01/2013 to 12/31/2013	$14.15708	$13.22184	0
01/01/2014 to 12/31/2014	$13.22184	$13.52858	0
01/01/2015 to 12/31/2015	$13.52858	$13.41847	0
01/01/2016 to 12/31/2016	$13.41847	$13.35923	0
01/01/2017 to 12/31/2017	$13.35923	$13.21026	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99897	$8.78306	0
01/01/2010 to 12/31/2010	$8.78306	$9.64023	124,160
01/01/2011 to 12/31/2011	$9.64023	$11.22759	31,645
01/01/2012 to 12/31/2012	$11.22759	$11.71417	0
01/01/2013 to 12/31/2013	$11.71417	$10.74672	0
01/01/2014 to 12/31/2014	$10.74672	$11.19591	0
01/01/2015 to 12/31/2015	$11.19591	$11.15485	13,174
01/01/2016 to 12/31/2016	$11.15485	$11.16138	13,638
01/01/2017 to 12/31/2017	$11.16138	$11.05074	11,650
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99794	$11.00110	119,889
01/01/2011 to 12/31/2011	$11.00110	$12.98795	42,207
01/01/2012 to 12/31/2012	$12.98795	$13.61130	17,563
01/01/2013 to 12/31/2013	$13.61130	$12.42241	0
01/01/2014 to 12/31/2014	$12.42241	$13.12714	0
01/01/2015 to 12/31/2015	$13.12714	$13.11205	0
01/01/2016 to 12/31/2016	$13.11205	$13.12974	0
01/01/2017 to 12/31/2017	$13.12974	$13.08914	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99845	$12.01256	129,732
01/01/2012 to 12/31/2012	$12.01256	$12.47759	78,339
01/01/2013 to 12/31/2013	$12.47759	$11.05160	0
01/01/2014 to 12/31/2014	$11.05160	$11.97007	0
01/01/2015 to 12/31/2015	$11.97007	$11.99313	0
01/01/2016 to 12/31/2016	$11.99313	$11.98501	0
01/01/2017 to 12/31/2017	$11.98501	$11.94661	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99794	$10.39215	121,338
01/01/2013 to 12/31/2013	$10.39215	$9.15827	164,475
01/01/2014 to 12/31/2014	$9.15827	$10.12164	38,753
01/01/2015 to 12/31/2015	$10.12164	$10.20188	0
01/01/2016 to 12/31/2016	$10.20188	$10.20324	0
01/01/2017 to 12/31/2017	$10.20324	$10.18326	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99897	$8.74369	275,406
01/01/2014 to 12/31/2014	$8.74369	$9.83272	169,571
01/01/2015 to 12/31/2015	$9.83272	$9.92342	26,580
01/01/2016 to 12/31/2016	$9.92342	$9.92442	18,632
01/01/2017 to 12/31/2017	$9.92442	$9.90371	12,942
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99897	$11.29546	53,392
01/01/2015 to 12/31/2015	$11.29546	$11.30633	187,600
01/01/2016 to 12/31/2016	$11.30633	$11.37029	0
01/01/2017 to 12/31/2017	$11.37029	$11.36299	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99897	$9.93127	79,694
01/01/2016 to 12/31/2016	$9.93127	$9.94890	125,781
01/01/2017 to 12/31/2017	$9.94890	$10.00015	82,763
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99794	$9.87288	243,324
01/01/2017 to 12/31/2017	$9.87288	$9.94940	167,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99794	$10.03006	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14522	$10.29744	0
01/01/2010 to 12/31/2010	$10.29744	$11.49224	5,530
01/01/2011 to 12/31/2011	$11.49224	$10.61596	2,477
01/01/2012 to 12/31/2012	$10.61596	$11.79636	3,661
01/01/2013 to 12/31/2013	$11.79636	$15.21484	4,712
01/01/2014 to 12/31/2014	$15.21484	$16.46394	4,562
01/01/2015 to 12/31/2015	$16.46394	$15.38710	4,550
01/01/2016 to 12/31/2016	$15.38710	$17.17642	4,124
01/01/2017 to 04/28/2017	$17.17642	$17.78169	0
AST Capital Growth Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.20053	$7.67349	163,098
01/01/2009 to 12/31/2009	$7.67349	$9.43787	756,117
01/01/2010 to 12/31/2010	$9.43787	$10.50081	841,809
01/01/2011 to 12/31/2011	$10.50081	$10.05525	664,857
01/01/2012 to 12/31/2012	$10.05525	$11.22171	738,280
01/01/2013 to 12/31/2013	$11.22171	$13.51022	741,731
01/01/2014 to 12/31/2014	$13.51022	$14.18572	774,772
01/01/2015 to 12/31/2015	$14.18572	$13.99547	734,401
01/01/2016 to 12/31/2016	$13.99547	$14.67400	691,018
01/01/2017 to 12/31/2017	$14.67400	$16.97750	638,816
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99845	$11.64134	43,384
01/01/2014 to 12/31/2014	$11.64134	$12.97911	71,494
01/01/2015 to 12/31/2015	$12.97911	$12.28214	75,340
01/01/2016 to 12/31/2016	$12.28214	$13.84884	72,131
01/01/2017 to 12/31/2017	$13.84884	$16.09251	14,411

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/28/2008 to 12/31/2008	$12.67848	$8.05893	0
01/01/2009 to 12/31/2009	$8.05893	$10.43374	769
01/01/2010 to 12/31/2010	$10.43374	$13.17714	4,215
01/01/2011 to 12/31/2011	$13.17714	$13.78398	2,362
01/01/2012 to 12/31/2012	$13.78398	$15.60270	2,957
01/01/2013 to 12/31/2013	$15.60270	$15.79154	4,165
01/01/2014 to 12/31/2014	$15.79154	$20.28799	4,072
01/01/2015 to 12/31/2015	$20.28799	$20.87413	3,667
01/01/2016 to 12/31/2016	$20.87413	$21.47226	5,827
01/01/2017 to 12/31/2017	$21.47226	$22.38901	3,246
AST DeAm Small-Cap Value Portfolio
01/28/2008 to 07/18/2008	$8.89974	$8.69104	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99845	$9.67493	0
01/01/2014 to 12/31/2014	$9.67493	$9.97893	0
01/01/2015 to 12/31/2015	$9.97893	$9.78333	0
01/01/2016 to 12/31/2016	$9.78333	$10.03998	0
01/01/2017 to 04/28/2017	$10.03998	$10.24099	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10354	$7.49581	2,850
01/01/2009 to 12/31/2009	$7.49581	$8.91773	32,521
01/01/2010 to 12/31/2010	$8.91773	$9.91745	34,121
01/01/2011 to 12/31/2011	$9.91745	$9.49220	29,657
01/01/2012 to 12/31/2012	$9.49220	$10.58502	35,765
01/01/2013 to 12/31/2013	$10.58502	$12.38466	33,996
01/01/2014 to 12/31/2014	$12.38466	$12.84883	32,069
01/01/2015 to 10/16/2015	$12.84883	$12.79489	0
AST FI Pyramis® Quantitative Portfolio
01/28/2008 to 12/31/2008	$10.73109	$7.23357	8,653
01/01/2009 to 12/31/2009	$7.23357	$8.79176	59,158
01/01/2010 to 12/31/2010	$8.79176	$9.86717	122,916
01/01/2011 to 12/31/2011	$9.86717	$9.53771	106,370
01/01/2012 to 12/31/2012	$9.53771	$10.35497	132,161
01/01/2013 to 12/31/2013	$10.35497	$11.66190	128,615
01/01/2014 to 12/31/2014	$11.66190	$11.80502	108,153
01/01/2015 to 12/31/2015	$11.80502	$11.69967	77,641
01/01/2016 to 12/31/2016	$11.69967	$11.97033	65,713
01/01/2017 to 12/31/2017	$11.97033	$13.68273	72,691
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99846	$7.46564	830
01/01/2009 to 11/13/2009	$7.46564	$8.33415	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.73228	287,894
01/01/2013 to 12/31/2013	$10.73228	$13.10969	282,081
01/01/2014 to 12/31/2014	$13.10969	$13.27400	250,519
01/01/2015 to 10/16/2015	$13.27400	$12.69699	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99845	$10.80048	39,092
01/01/2014 to 12/31/2014	$10.80048	$10.87035	50,429
01/01/2015 to 10/16/2015	$10.87035	$10.35797	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17514	$6.10747	0
01/01/2009 to 12/31/2009	$6.10747	$8.09735	5,233
01/01/2010 to 12/31/2010	$8.09735	$9.55158	6,010
01/01/2011 to 12/31/2011	$9.55158	$8.90131	4,981
01/01/2012 to 12/31/2012	$8.90131	$11.07650	5,740
01/01/2013 to 12/31/2013	$11.07650	$11.34251	6,964
01/01/2014 to 12/31/2014	$11.34251	$12.68089	6,603
01/01/2015 to 12/31/2015	$12.68089	$12.43322	6,334
01/01/2016 to 12/31/2016	$12.43322	$12.31114	6,419
01/01/2017 to 12/31/2017	$12.31114	$13.39748	6,323
AST Goldman Sachs Concentrated Growth Portfolio
01/28/2008 to 12/31/2008	$11.58981	$7.59977	454
01/01/2009 to 12/31/2009	$7.59977	$11.14229	16,802
01/01/2010 to 12/31/2010	$11.14229	$12.05954	19,798
01/01/2011 to 12/31/2011	$12.05954	$11.36664	14,398
01/01/2012 to 12/31/2012	$11.36664	$13.35906	16,997
01/01/2013 to 12/31/2013	$13.35906	$17.00888	17,944
01/01/2014 to 02/07/2014	$17.00888	$16.72906	0
AST Goldman Sachs Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.27778	$7.08000	0
01/01/2009 to 12/31/2009	$7.08000	$8.28115	15,497
01/01/2010 to 12/31/2010	$8.28115	$9.17397	14,804
01/01/2011 to 12/31/2011	$9.17397	$8.50626	12,131
01/01/2012 to 12/31/2012	$8.50626	$9.98923	5,308
01/01/2013 to 12/31/2013	$9.98923	$13.09110	5,072
01/01/2014 to 12/31/2014	$13.09110	$14.53422	4,898
01/01/2015 to 12/31/2015	$14.53422	$13.60408	49,267
01/01/2016 to 12/31/2016	$13.60408	$14.89186	46,318
01/01/2017 to 12/31/2017	$14.89186	$16.03931	26,804
AST Goldman Sachs Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.64707	$7.49295	508
01/01/2009 to 12/31/2009	$7.49295	$11.55150	21,686
01/01/2010 to 12/31/2010	$11.55150	$13.58365	27,187
01/01/2011 to 12/31/2011	$13.58365	$12.93390	14,769
01/01/2012 to 12/31/2012	$12.93390	$15.18202	17,529
01/01/2013 to 12/31/2013	$15.18202	$19.69518	20,385
01/01/2014 to 12/31/2014	$19.69518	$21.55589	20,032
01/01/2015 to 12/31/2015	$21.55589	$19.95117	22,013
01/01/2016 to 12/31/2016	$19.95117	$19.90208	23,424
01/01/2017 to 12/31/2017	$19.90208	$24.82335	20,305
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08922	$7.60464	3,655
01/01/2009 to 12/31/2009	$7.60464	$9.20795	169,953
01/01/2010 to 12/31/2010	$9.20795	$10.08437	246,741
01/01/2011 to 12/31/2011	$10.08437	$9.84640	224,887
01/01/2012 to 12/31/2012	$9.84640	$10.64133	245,096
01/01/2013 to 12/31/2013	$10.64133	$11.46849	225,315
01/01/2014 to 12/31/2014	$11.46849	$11.70945	215,047
01/01/2015 to 12/31/2015	$11.70945	$11.38653	184,616
01/01/2016 to 12/31/2016	$11.38653	$11.76203	174,950
01/01/2017 to 12/31/2017	$11.76203	$12.96113	172,245

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03334	$7.63187	0
01/01/2009 to 12/31/2009	$7.63187	$9.50032	20,133
01/01/2010 to 12/31/2010	$9.50032	$11.81873	26,327
01/01/2011 to 12/31/2011	$11.81873	$11.74963	16,354
01/01/2012 to 12/31/2012	$11.74963	$13.33932	19,728
01/01/2013 to 12/31/2013	$13.33932	$18.17136	20,367
01/01/2014 to 12/31/2014	$18.17136	$19.11607	20,149
01/01/2015 to 12/31/2015	$19.11607	$17.72888	19,520
01/01/2016 to 12/31/2016	$17.72888	$21.62906	16,712
01/01/2017 to 12/31/2017	$21.62906	$23.81391	21,667
AST Government Money Market Portfolio
01/28/2008 to 12/31/2008	$10.51356	$10.55683	0
01/01/2009 to 12/31/2009	$10.55683	$10.38554	4,216
01/01/2010 to 12/31/2010	$10.38554	$10.19444	3,814
01/01/2011 to 12/31/2011	$10.19444	$10.00685	9,408
01/01/2012 to 12/31/2012	$10.00685	$9.82027	6,733
01/01/2013 to 12/31/2013	$9.82027	$9.63721	15,972
01/01/2014 to 12/31/2014	$9.63721	$9.45754	4,768
01/01/2015 to 12/31/2015	$9.45754	$9.28120	3,989
01/01/2016 to 12/31/2016	$9.28120	$9.10865	3,962
01/01/2017 to 12/31/2017	$9.10865	$8.96960	4,578
AST High Yield Portfolio
01/28/2008 to 12/31/2008	$10.60336	$7.82946	0
01/01/2009 to 12/31/2009	$7.82946	$10.41539	8,617
01/01/2010 to 12/31/2010	$10.41539	$11.60106	8,821
01/01/2011 to 12/31/2011	$11.60106	$11.74628	7,557
01/01/2012 to 12/31/2012	$11.74628	$13.12633	6,923
01/01/2013 to 12/31/2013	$13.12633	$13.80651	6,643
01/01/2014 to 12/31/2014	$13.80651	$13.89564	6,203
01/01/2015 to 12/31/2015	$13.89564	$13.15056	2,958
01/01/2016 to 12/31/2016	$13.15056	$14.89286	2,382
01/01/2017 to 12/31/2017	$14.89286	$15.70790	2,435
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/28/2008 to 12/31/2008	$11.02952	$6.69520	431
01/01/2009 to 12/31/2009	$6.69520	$7.84723	10,059
01/01/2010 to 12/31/2010	$7.84723	$8.71427	10,566
01/01/2011 to 12/31/2011	$8.71427	$8.19415	1,091
01/01/2012 to 12/31/2012	$8.19415	$9.39903	953
01/01/2013 to 12/31/2013	$9.39903	$12.90063	2,271
01/01/2014 to 12/31/2014	$12.90063	$14.40039	2,148
01/01/2015 to 12/31/2015	$14.40039	$13.02449	2,030
01/01/2016 to 12/31/2016	$13.02449	$15.32414	1,916
01/01/2017 to 12/31/2017	$15.32414	$17.92553	1,961
AST International Growth Portfolio
01/28/2008 to 12/31/2008	$11.02859	$6.04263	0
01/01/2009 to 12/31/2009	$6.04263	$8.02258	11,074
01/01/2010 to 12/31/2010	$8.02258	$9.01442	17,704
01/01/2011 to 12/31/2011	$9.01442	$7.70310	13,585
01/01/2012 to 12/31/2012	$7.70310	$9.09880	14,349
01/01/2013 to 12/31/2013	$9.09880	$10.63067	15,992
01/01/2014 to 12/31/2014	$10.63067	$9.85596	17,403
01/01/2015 to 12/31/2015	$9.85596	$9.97669	15,726
01/01/2016 to 12/31/2016	$9.97669	$9.42122	14,839
01/01/2017 to 12/31/2017	$9.42122	$12.52154	13,703

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/28/2008 to 12/31/2008	$11.20103	$6.89463	0
01/01/2009 to 12/31/2009	$6.89463	$8.82960	8,210
01/01/2010 to 12/31/2010	$8.82960	$9.62539	14,616
01/01/2011 to 12/31/2011	$9.62539	$8.26071	11,572
01/01/2012 to 12/31/2012	$8.26071	$9.45839	14,585
01/01/2013 to 12/31/2013	$9.45839	$11.08897	15,914
01/01/2014 to 12/31/2014	$11.08897	$10.15269	16,984
01/01/2015 to 12/31/2015	$10.15269	$10.04476	14,227
01/01/2016 to 12/31/2016	$10.04476	$9.91511	13,103
01/01/2017 to 12/31/2017	$9.91511	$11.95053	12,985
AST Investment Grade Bond Portfolio
01/28/2008* to 12/31/2008	$9.99846	$10.71068	0
01/01/2009 to 12/31/2009	$10.71068	$11.69915	0
01/01/2010 to 12/31/2010	$11.69915	$12.72222	0
01/01/2011 to 12/31/2011	$12.72222	$14.03915	734,889
01/01/2012 to 12/31/2012	$14.03915	$15.07214	258,045
01/01/2013 to 12/31/2013	$15.07214	$14.32043	52,353
01/01/2014 to 12/31/2014	$14.32043	$14.99915	50,748
01/01/2015 to 12/31/2015	$14.99915	$14.89212	245,388
01/01/2016 to 12/31/2016	$14.89212	$15.22952	282,827
01/01/2017 to 12/31/2017	$15.22952	$15.59076	124,588
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11173	$7.12925	3,098
01/01/2009 to 12/31/2009	$7.12925	$8.86201	51,073
01/01/2010 to 12/31/2010	$8.86201	$9.89847	81,692
01/01/2011 to 12/31/2011	$9.89847	$9.65878	78,604
01/01/2012 to 12/31/2012	$9.65878	$10.76599	95,134
01/01/2013 to 12/31/2013	$10.76599	$12.28543	98,613
01/01/2014 to 12/31/2014	$12.28543	$12.82372	88,945
01/01/2015 to 12/31/2015	$12.82372	$12.45281	89,036
01/01/2016 to 12/31/2016	$12.45281	$12.85872	56,941
01/01/2017 to 12/31/2017	$12.85872	$14.75940	34,110
AST J.P. Morgan International Equity Portfolio
01/28/2008 to 12/31/2008	$12.49570	$7.91534	764
01/01/2009 to 12/31/2009	$7.91534	$10.55484	27,364
01/01/2010 to 12/31/2010	$10.55484	$11.10084	29,556
01/01/2011 to 12/31/2011	$11.10084	$9.89724	16,203
01/01/2012 to 12/31/2012	$9.89724	$11.84030	8,507
01/01/2013 to 12/31/2013	$11.84030	$13.40435	8,589
01/01/2014 to 12/31/2014	$13.40435	$12.31706	27,297
01/01/2015 to 12/31/2015	$12.31706	$11.74957	30,849
01/01/2016 to 12/31/2016	$11.74957	$11.75379	30,481
01/01/2017 to 12/31/2017	$11.75379	$14.95336	15,959
AST J.P. Morgan Strategic Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.84545	$9.35251	39,119
01/01/2009 to 12/31/2009	$9.35251	$11.19913	73,978
01/01/2010 to 12/31/2010	$11.19913	$11.79468	48,426
01/01/2011 to 12/31/2011	$11.79468	$11.60212	49,180
01/01/2012 to 12/31/2012	$11.60212	$12.60601	53,878
01/01/2013 to 12/31/2013	$12.60601	$13.73586	36,383
01/01/2014 to 12/31/2014	$13.73586	$14.21417	45,099
01/01/2015 to 12/31/2015	$14.21417	$13.92364	33,313
01/01/2016 to 12/31/2016	$13.92364	$14.18908	26,058
01/01/2017 to 12/31/2017	$14.18908	$15.61599	26,386

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08384	$10.28767	0
01/01/2010 to 12/31/2010	$10.28767	$11.23842	0
01/01/2011 to 12/31/2011	$11.23842	$11.10228	0
01/01/2012 to 12/31/2012	$11.10228	$12.54958	0
01/01/2013 to 12/31/2013	$12.54958	$16.81014	0
01/01/2014 to 12/31/2014	$16.81014	$18.06453	0
01/01/2015 to 12/31/2015	$18.06453	$19.61300	2,118
01/01/2016 to 12/31/2016	$19.61300	$18.96618	741
01/01/2017 to 12/31/2017	$18.96618	$25.28266	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.61993	$7.14281	0
01/01/2009 to 12/31/2009	$7.14281	$9.09565	38,033
01/01/2010 to 12/31/2010	$9.09565	$10.68915	44,092
01/01/2011 to 12/31/2011	$10.68915	$10.39424	22,878
01/01/2012 to 12/31/2012	$10.39424	$11.45130	22,256
01/01/2013 to 12/31/2013	$11.45130	$15.35214	21,596
01/01/2014 to 12/31/2014	$15.35214	$16.66134	39,466
01/01/2015 to 12/31/2015	$16.66134	$17.99738	32,787
01/01/2016 to 12/31/2016	$17.99738	$18.64743	29,755
01/01/2017 to 12/31/2017	$18.64743	$24.33805	34,720
AST Lord Abbett Core Fixed Income Portfolio
01/28/2008 to 12/31/2008	$10.89281	$8.38953	0
01/01/2009 to 12/31/2009	$8.38953	$11.08201	6,692
01/01/2010 to 12/31/2010	$11.08201	$12.33428	6,398
01/01/2011 to 12/31/2011	$12.33428	$13.33584	5,812
01/01/2012 to 12/31/2012	$13.33584	$13.86283	5,928
01/01/2013 to 12/31/2013	$13.86283	$13.33228	6,020
01/01/2014 to 12/31/2014	$13.33228	$13.91962	8,830
01/01/2015 to 12/31/2015	$13.91962	$13.58024	15,598
01/01/2016 to 12/31/2016	$13.58024	$13.67430	14,707
01/01/2017 to 12/31/2017	$13.67430	$13.86984	19,264
AST MFS Global Equity Portfolio
01/28/2008 to 12/31/2008	$12.49646	$8.87094	222
01/01/2009 to 12/31/2009	$8.87094	$11.44852	4,567
01/01/2010 to 12/31/2010	$11.44852	$12.58852	11,176
01/01/2011 to 12/31/2011	$12.58852	$11.96714	5,867
01/01/2012 to 12/31/2012	$11.96714	$14.45384	11,046
01/01/2013 to 12/31/2013	$14.45384	$18.10409	12,567
01/01/2014 to 12/31/2014	$18.10409	$18.41149	14,773
01/01/2015 to 12/31/2015	$18.41149	$17.80334	14,800
01/01/2016 to 12/31/2016	$17.80334	$18.71472	14,304
01/01/2017 to 12/31/2017	$18.71472	$22.74531	15,526
AST MFS Growth Portfolio
01/28/2008 to 12/31/2008	$11.92868	$8.15973	0
01/01/2009 to 12/31/2009	$8.15973	$9.95377	7,371
01/01/2010 to 12/31/2010	$9.95377	$11.01704	7,855
01/01/2011 to 12/31/2011	$11.01704	$10.74757	6,683
01/01/2012 to 12/31/2012	$10.74757	$12.34872	1,327
01/01/2013 to 12/31/2013	$12.34872	$16.56683	1,193
01/01/2014 to 12/31/2014	$16.56683	$17.67384	1,088
01/01/2015 to 12/31/2015	$17.67384	$18.59801	1,472
01/01/2016 to 12/31/2016	$18.59801	$18.60078	1,286
01/01/2017 to 12/31/2017	$18.60078	$23.86058	1,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99846	$10.18849	0
01/01/2013 to 12/31/2013	$10.18849	$13.44856	0
01/01/2014 to 12/31/2014	$13.44856	$14.54628	0
01/01/2015 to 12/31/2015	$14.54628	$14.17185	1,471
01/01/2016 to 12/31/2016	$14.17185	$15.77817	1,580
01/01/2017 to 12/31/2017	$15.77817	$18.16979	13,434
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02836	$10.06695	0
01/01/2012 to 12/31/2012	$10.06695	$10.36040	0
01/01/2013 to 12/31/2013	$10.36040	$9.87920	5,665
01/01/2014 to 12/31/2014	$9.87920	$10.19441	4,829
01/01/2015 to 10/16/2015	$10.19441	$10.14945	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$13.39894	$8.46708	1,290
01/01/2009 to 12/31/2009	$8.46708	$10.78443	1,654
01/01/2010 to 12/31/2010	$10.78443	$13.61848	1,255
01/01/2011 to 12/31/2011	$13.61848	$13.59037	704
01/01/2012 to 12/31/2012	$13.59037	$14.98812	671
01/01/2013 to 12/31/2013	$14.98812	$19.50534	606
01/01/2014 to 12/31/2014	$19.50534	$20.66130	289
01/01/2015 to 10/16/2015	$20.66130	$21.15039	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$11.00676	$7.14915	0
01/01/2009 to 12/31/2009	$7.14915	$8.59892	19,993
01/01/2010 to 12/31/2010	$8.59892	$10.14886	24,756
01/01/2011 to 04/29/2011	$10.14886	$11.37547	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.84041	$6.77336	0
01/01/2009 to 12/31/2009	$6.77336	$9.34880	12,468
01/01/2010 to 12/31/2010	$9.34880	$11.32466	18,504
01/01/2011 to 12/31/2011	$11.32466	$10.83771	11,663
01/01/2012 to 12/31/2012	$10.83771	$12.45694	13,801
01/01/2013 to 12/31/2013	$12.45694	$17.36010	13,123
01/01/2014 to 12/31/2014	$17.36010	$19.46415	12,801
01/01/2015 to 12/31/2015	$19.46415	$18.02443	12,120
01/01/2016 to 12/31/2016	$18.02443	$20.91363	18,550
01/01/2017 to 12/31/2017	$20.91363	$23.35481	15,111
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99846	$10.30845	27,511
01/01/2013 to 12/31/2013	$10.30845	$12.02970	26,678
01/01/2014 to 12/31/2014	$12.02970	$12.41205	35,422
01/01/2015 to 12/31/2015	$12.41205	$12.02933	24,746
01/01/2016 to 12/31/2016	$12.02933	$12.31563	20,738
01/01/2017 to 12/31/2017	$12.31563	$14.07992	28,370
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10120	$5.56843	0
01/01/2009 to 12/31/2009	$5.56843	$9.09942	32,359
01/01/2010 to 12/31/2010	$9.09942	$10.91854	41,589
01/01/2011 to 12/31/2011	$10.91854	$8.54304	29,187
01/01/2012 to 12/31/2012	$8.54304	$9.88663	32,287
01/01/2013 to 12/31/2013	$9.88663	$9.72394	42,005
01/01/2014 to 12/31/2014	$9.72394	$9.09576	42,070
01/01/2015 to 12/31/2015	$9.09576	$7.43308	42,221
01/01/2016 to 12/31/2016	$7.43308	$8.19659	37,026
01/01/2017 to 12/31/2017	$8.19659	$10.16599	35,195

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.09607	$8.96271	6,284
01/01/2009 to 12/31/2009	$8.96271	$10.55805	87,109
01/01/2010 to 12/31/2010	$10.55805	$11.45661	157,813
01/01/2011 to 12/31/2011	$11.45661	$11.35524	152,754
01/01/2012 to 12/31/2012	$11.35524	$12.29917	217,057
01/01/2013 to 12/31/2013	$12.29917	$13.18173	304,081
01/01/2014 to 12/31/2014	$13.18173	$13.68306	218,267
01/01/2015 to 12/31/2015	$13.68306	$13.44709	188,773
01/01/2016 to 12/31/2016	$13.44709	$13.92613	182,548
01/01/2017 to 12/31/2017	$13.92613	$15.05168	142,902
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01837	$10.06686	0
01/01/2012 to 12/31/2012	$10.06686	$10.58122	0
01/01/2013 to 12/31/2013	$10.58122	$10.14377	0
01/01/2014 to 12/31/2014	$10.14377	$10.55797	0
01/01/2015 to 12/31/2015	$10.55797	$10.33332	4,060
01/01/2016 to 12/31/2016	$10.33332	$10.56789	22,950
01/01/2017 to 12/31/2017	$10.56789	$10.95948	6,301
AST Prudential Growth Allocation Portfolio
01/28/2008 to 12/31/2008	$10.65883	$6.65616	17,871
01/01/2009 to 12/31/2009	$6.65616	$8.22871	194,848
01/01/2010 to 12/31/2010	$8.22871	$9.61112	231,128
01/01/2011 to 12/31/2011	$9.61112	$8.84603	139,885
01/01/2012 to 12/31/2012	$8.84603	$9.80252	178,028
01/01/2013 to 12/31/2013	$9.80252	$11.25762	166,562
01/01/2014 to 12/31/2014	$11.25762	$12.06381	183,533
01/01/2015 to 12/31/2015	$12.06381	$11.76630	363,416
01/01/2016 to 12/31/2016	$11.76630	$12.71301	330,464
01/01/2017 to 12/31/2017	$12.71301	$14.48482	650,017
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99845	$11.65946	0
01/01/2014 to 12/31/2014	$11.65946	$13.18604	0
01/01/2015 to 12/31/2015	$13.18604	$13.13983	0
01/01/2016 to 12/31/2016	$13.13983	$14.29527	0
01/01/2017 to 12/31/2017	$14.29527	$17.03345	0
AST QMA US Equity Alpha Portfolio
01/28/2008 to 12/31/2008	$10.56943	$6.91030	0
01/01/2009 to 12/31/2009	$6.91030	$8.26135	0
01/01/2010 to 12/31/2010	$8.26135	$9.32751	0
01/01/2011 to 12/31/2011	$9.32751	$9.47038	0
01/01/2012 to 12/31/2012	$9.47038	$11.04111	0
01/01/2013 to 12/31/2013	$11.04111	$14.34896	1,260
01/01/2014 to 12/31/2014	$14.34896	$16.50528	4,904
01/01/2015 to 12/31/2015	$16.50528	$16.69627	4,988
01/01/2016 to 12/31/2016	$16.69627	$18.81825	4,467
01/01/2017 to 12/31/2017	$18.81825	$22.57768	6,266
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99845	$8.88686	0
01/01/2012 to 12/31/2012	$8.88686	$9.86852	0
01/01/2013 to 12/31/2013	$9.86852	$11.85371	0
01/01/2014 to 12/31/2014	$11.85371	$12.38895	0
01/01/2015 to 12/31/2015	$12.38895	$12.17621	0
01/01/2016 to 12/31/2016	$12.17621	$12.70508	0
01/01/2017 to 12/31/2017	$12.70508	$14.73693	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08104	$7.33582	3,160
01/01/2009 to 12/31/2009	$7.33582	$8.88278	62,367
01/01/2010 to 12/31/2010	$8.88278	$9.75608	188,331
01/01/2011 to 12/31/2011	$9.75608	$9.40046	153,263
01/01/2012 to 12/31/2012	$9.40046	$10.17351	178,973
01/01/2013 to 12/31/2013	$10.17351	$11.22577	180,391
01/01/2014 to 12/31/2014	$11.22577	$11.58269	147,680
01/01/2015 to 12/31/2015	$11.58269	$11.34785	169,895
01/01/2016 to 12/31/2016	$11.34785	$11.67290	153,656
01/01/2017 to 12/31/2017	$11.67290	$13.31543	121,385
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09921	$6.68783	6,753
01/01/2009 to 12/31/2009	$6.68783	$8.32531	98,458
01/01/2010 to 12/31/2010	$8.32531	$9.34197	216,833
01/01/2011 to 12/31/2011	$9.34197	$8.94898	157,873
01/01/2012 to 12/31/2012	$8.94898	$10.17832	200,832
01/01/2013 to 12/31/2013	$10.17832	$11.79258	212,776
01/01/2014 to 12/31/2014	$11.79258	$12.20139	202,331
01/01/2015 to 12/31/2015	$12.20139	$11.90888	318,194
01/01/2016 to 12/31/2016	$11.90888	$12.48411	302,988
01/01/2017 to 04/28/2017	$12.48411	$12.97687	0
AST Schroders Multi-Asset World Strategies Portfolio
01/28/2008 to 12/31/2008	$11.18601	$8.11373	9,161
01/01/2009 to 12/31/2009	$8.11373	$10.14527	99,514
01/01/2010 to 12/31/2010	$10.14527	$11.13210	203,870
01/01/2011 to 12/31/2011	$11.13210	$10.55553	149,749
01/01/2012 to 12/31/2012	$10.55553	$11.51210	167,144
01/01/2013 to 12/31/2013	$11.51210	$12.92428	172,087
01/01/2014 to 12/31/2014	$12.92428	$13.06839	162,402
01/01/2015 to 10/16/2015	$13.06839	$12.68896	0
AST Small-Cap Growth Opportunities Portfolio
01/28/2008 to 12/31/2008	$11.80129	$7.25607	1,551
01/01/2009 to 12/31/2009	$7.25607	$9.44657	419
01/01/2010 to 12/31/2010	$9.44657	$12.28759	552
01/01/2011 to 12/31/2011	$12.28759	$10.47763	13,228
01/01/2012 to 12/31/2012	$10.47763	$12.34599	13,532
01/01/2013 to 12/31/2013	$12.34599	$17.06049	13,524
01/01/2014 to 12/31/2014	$17.06049	$17.56956	13,270
01/01/2015 to 12/31/2015	$17.56956	$17.47213	11,465
01/01/2016 to 12/31/2016	$17.47213	$18.46719	10,966
01/01/2017 to 12/31/2017	$18.46719	$23.14222	10,468
AST Small-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.33134	$6.63894	301
01/01/2009 to 12/31/2009	$6.63894	$8.72427	2,940
01/01/2010 to 12/31/2010	$8.72427	$11.67952	3,581
01/01/2011 to 12/31/2011	$11.67952	$11.34980	2,407
01/01/2012 to 12/31/2012	$11.34980	$12.49402	2,930
01/01/2013 to 12/31/2013	$12.49402	$16.57375	2,319
01/01/2014 to 12/31/2014	$16.57375	$16.88587	2,470
01/01/2015 to 12/31/2015	$16.88587	$16.70121	2,232
01/01/2016 to 12/31/2016	$16.70121	$18.36981	1,719
01/01/2017 to 12/31/2017	$18.36981	$22.33966	2,638

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.79054	$7.99717	934
01/01/2009 to 12/31/2009	$7.99717	$9.96698	2,982
01/01/2010 to 12/31/2010	$9.96698	$12.32368	3,324
01/01/2011 to 12/31/2011	$12.32368	$11.37136	1,159
01/01/2012 to 12/31/2012	$11.37136	$13.18554	1,344
01/01/2013 to 12/31/2013	$13.18554	$17.77929	1,592
01/01/2014 to 12/31/2014	$17.77929	$18.36690	1,753
01/01/2015 to 12/31/2015	$18.36690	$17.24749	1,083
01/01/2016 to 12/31/2016	$17.24749	$21.86978	913
01/01/2017 to 12/31/2017	$21.86978	$23.04000	384
AST T. Rowe Price Asset Allocation Portfolio
01/28/2008 to 12/31/2008	$11.34710	$8.65127	9,217
01/01/2009 to 12/31/2009	$8.65127	$10.53936	203,180
01/01/2010 to 12/31/2010	$10.53936	$11.53594	287,813
01/01/2011 to 12/31/2011	$11.53594	$11.54580	278,077
01/01/2012 to 12/31/2012	$11.54580	$12.85936	311,349
01/01/2013 to 12/31/2013	$12.85936	$14.74391	412,087
01/01/2014 to 12/31/2014	$14.74391	$15.31972	385,167
01/01/2015 to 12/31/2015	$15.31972	$15.04035	372,678
01/01/2016 to 12/31/2016	$15.04035	$15.87403	349,828
01/01/2017 to 12/31/2017	$15.87403	$17.97910	254,257
AST T. Rowe Price Equity Income Portfolio
01/28/2008 to 12/31/2008	$10.81608	$6.61400	0
01/01/2009 to 12/31/2009	$6.61400	$8.03515	30,619
01/01/2010 to 12/31/2010	$8.03515	$8.92968	36,104
01/01/2011 to 12/31/2011	$8.92968	$8.61982	21,960
01/01/2012 to 12/31/2012	$8.61982	$9.91807	19,270
01/01/2013 to 12/31/2013	$9.91807	$12.62254	29,285
01/01/2014 to 12/31/2014	$12.62254	$13.31219	36,820
01/01/2015 to 10/16/2015	$13.31219	$12.32054	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/28/2008 to 12/31/2008	$9.90428	$6.47415	1,670
01/01/2009 to 12/31/2009	$6.47415	$9.74439	17,808
01/01/2010 to 12/31/2010	$9.74439	$11.07477	26,220
01/01/2011 to 12/31/2011	$11.07477	$10.68434	18,277
01/01/2012 to 12/31/2012	$10.68434	$12.32839	23,771
01/01/2013 to 12/31/2013	$12.32839	$17.42511	53,822
01/01/2014 to 12/31/2014	$17.42511	$18.52728	58,609
01/01/2015 to 12/31/2015	$18.52728	$19.92422	71,627
01/01/2016 to 12/31/2016	$19.92422	$20.08118	77,995
01/01/2017 to 12/31/2017	$20.08118	$27.17420	29,452
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/28/2008 to 12/31/2008	$11.85899	$7.80431	0
01/01/2009 to 12/31/2009	$7.80431	$9.05722	4,729
01/01/2010 to 12/31/2010	$9.05722	$9.99424	10,725
01/01/2011 to 12/31/2011	$9.99424	$9.75979	6,851
01/01/2012 to 12/31/2012	$9.75979	$10.86104	8,155
01/01/2013 to 12/31/2013	$10.86104	$14.34953	7,628
01/01/2014 to 12/31/2014	$14.34953	$14.30135	7,071
01/01/2015 to 12/31/2015	$14.30135	$13.18364	6,286
01/01/2016 to 12/31/2016	$13.18364	$13.73125	4,767
01/01/2017 to 12/31/2017	$13.73125	$15.70645	5,690

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/28/2008 to 12/31/2008	$16.53744	$9.01490	1,265
01/01/2009 to 12/31/2009	$9.01490	$13.21257	15,189
01/01/2010 to 12/31/2010	$13.21257	$15.61837	17,006
01/01/2011 to 12/31/2011	$15.61837	$13.04089	11,386
01/01/2012 to 12/31/2012	$13.04089	$13.26007	10,344
01/01/2013 to 12/31/2013	$13.26007	$15.01427	8,162
01/01/2014 to 12/31/2014	$15.01427	$13.50228	6,011
01/01/2015 to 12/31/2015	$13.50228	$10.69926	4,550
01/01/2016 to 12/31/2016	$10.69926	$13.08484	4,074
01/01/2017 to 12/31/2017	$13.08484	$14.16499	4,710
AST Templeton Global Bond Portfolio
01/28/2008 to 12/31/2008	$10.83239	$10.13233	0
01/01/2009 to 12/31/2009	$10.13233	$11.14805	7,204
01/01/2010 to 12/31/2010	$11.14805	$11.56854	8,258
01/01/2011 to 12/31/2011	$11.56854	$11.82135	7,397
01/01/2012 to 12/31/2012	$11.82135	$12.20681	7,799
01/01/2013 to 12/31/2013	$12.20681	$11.52960	8,049
01/01/2014 to 12/31/2014	$11.52960	$11.37747	8,867
01/01/2015 to 12/31/2015	$11.37747	$10.64974	6,181
01/01/2016 to 12/31/2016	$10.64974	$10.90705	5,612
01/01/2017 to 12/31/2017	$10.90705	$10.92264	5,560
AST WEDGE Capital Mid-Cap Value Portfolio
01/28/2008 to 12/31/2008	$10.81273	$7.09254	0
01/01/2009 to 12/31/2009	$7.09254	$9.66687	4,858
01/01/2010 to 12/31/2010	$9.66687	$11.72633	5,260
01/01/2011 to 12/31/2011	$11.72633	$11.11083	3,578
01/01/2012 to 12/31/2012	$11.11083	$12.91074	3,835
01/01/2013 to 12/31/2013	$12.91074	$16.77719	2,629
01/01/2014 to 12/31/2014	$16.77719	$18.92898	2,502
01/01/2015 to 12/31/2015	$18.92898	$17.34838	1,987
01/01/2016 to 12/31/2016	$17.34838	$19.40829	4,245
01/01/2017 to 12/31/2017	$19.40829	$22.57689	1,972
AST Wellington Management Hedged Equity Portfolio
01/28/2008 to 12/31/2008	$11.07056	$6.90477	5,883
01/01/2009 to 12/31/2009	$6.90477	$8.70257	23,967
01/01/2010 to 12/31/2010	$8.70257	$9.79034	15,158
01/01/2011 to 12/31/2011	$9.79034	$9.27604	14,045
01/01/2012 to 12/31/2012	$9.27604	$10.10482	15,657
01/01/2013 to 12/31/2013	$10.10482	$11.94966	31,767
01/01/2014 to 12/31/2014	$11.94966	$12.37239	36,497
01/01/2015 to 12/31/2015	$12.37239	$12.06497	31,339
01/01/2016 to 12/31/2016	$12.06497	$12.61305	24,184
01/01/2017 to 12/31/2017	$12.61305	$14.06117	6,413
AST Western Asset Core Plus Bond Portfolio
01/28/2008 to 12/31/2008	$10.23145	$9.28052	0
01/01/2009 to 12/31/2009	$9.28052	$10.16667	52,562
01/01/2010 to 12/31/2010	$10.16667	$10.75520	63,085
01/01/2011 to 12/31/2011	$10.75520	$11.19085	53,550
01/01/2012 to 12/31/2012	$11.19085	$11.84431	48,593
01/01/2013 to 12/31/2013	$11.84431	$11.44990	54,766
01/01/2014 to 12/31/2014	$11.44990	$12.04510	53,476
01/01/2015 to 12/31/2015	$12.04510	$11.96664	46,351
01/01/2016 to 12/31/2016	$11.96664	$12.34881	60,540
01/01/2017 to 12/31/2017	$12.34881	$12.88347	58,944

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07805	$6.63306	21,666
01/01/2009 to 12/31/2009	$6.63306	$8.46640	264,331
01/01/2010 to 12/31/2010	$8.46640	$9.15945	380,177
01/01/2011 to 12/31/2011	$9.15945	$8.83880	261,590
01/01/2012 to 09/21/2012	$8.83880	$9.88665	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps (1.95%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02472	$12.22943	155,706
01/01/2010 to 12/31/2010	$12.22943	$13.43083	230,497
01/01/2011 to 12/31/2011	$13.43083	$12.82397	190,006
01/01/2012 to 12/31/2012	$12.82397	$14.15903	227,538
01/01/2013 to 12/31/2013	$14.15903	$15.27338	233,535
01/01/2014 to 12/31/2014	$15.27338	$15.55329	224,578
01/01/2015 to 12/31/2015	$15.55329	$14.76472	144,835
01/01/2016 to 12/31/2016	$14.76472	$15.40048	130,856
01/01/2017 to 12/31/2017	$15.40048	$17.00789	128,777
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03706	$12.42655	26,045
01/01/2010 to 12/31/2010	$12.42655	$13.85960	60,605
01/01/2011 to 12/31/2011	$13.85960	$13.61010	37,896
01/01/2012 to 12/31/2012	$13.61010	$15.17148	46,812
01/01/2013 to 12/31/2013	$15.17148	$17.34521	47,184
01/01/2014 to 12/31/2014	$17.34521	$18.05257	43,110
01/01/2015 to 12/31/2015	$18.05257	$17.84949	38,690
01/01/2016 to 12/31/2016	$17.84949	$18.75315	35,461
01/01/2017 to 12/31/2017	$18.75315	$21.50913	35,599
AST American Century Income & Growth Portfolio
05/01/2009 to 12/31/2009	$10.07572	$12.47459	3,519
01/01/2010 to 12/31/2010	$12.47459	$13.93020	4,948
01/01/2011 to 12/31/2011	$13.93020	$14.15216	3,975
01/01/2012 to 05/04/2012	$14.15216	$15.36293	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.61605	0
01/01/2014 to 12/31/2014	$11.61605	$12.89437	0
01/01/2015 to 12/31/2015	$12.89437	$12.86613	0
01/01/2016 to 12/31/2016	$12.86613	$13.97128	0
01/01/2017 to 12/31/2017	$13.97128	$16.73834	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02354	$12.05401	322,047
01/01/2010 to 12/31/2010	$12.05401	$13.27946	401,597
01/01/2011 to 12/31/2011	$13.27946	$12.86748	359,732
01/01/2012 to 12/31/2012	$12.86748	$14.19558	404,134
01/01/2013 to 12/31/2013	$14.19558	$16.38146	403,102
01/01/2014 to 12/31/2014	$16.38146	$17.11604	384,688
01/01/2015 to 12/31/2015	$17.11604	$16.86850	367,576
01/01/2016 to 12/31/2016	$16.86850	$17.58870	353,066
01/01/2017 to 12/31/2017	$17.58870	$19.82485	303,797
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99841	$9.15050	0
01/01/2012 to 12/31/2012	$9.15050	$10.04289	0
01/01/2013 to 12/31/2013	$10.04289	$10.92007	727
01/01/2014 to 12/31/2014	$10.92007	$11.23543	9,304
01/01/2015 to 12/31/2015	$11.23543	$10.68976	4,213
01/01/2016 to 12/31/2016	$10.68976	$11.21558	4,378
01/01/2017 to 12/31/2017	$11.21558	$12.38909	7,526

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99841	$10.48099	0
01/01/2014 to 12/31/2014	$10.48099	$10.64840	0
01/01/2015 to 12/31/2015	$10.64840	$10.47321	0
01/01/2016 to 12/31/2016	$10.47321	$10.92539	0
01/01/2017 to 04/28/2017	$10.92539	$11.30455	0
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99059	$10.49444	1,178
01/01/2010 to 12/31/2010	$10.49444	$10.69508	1,954
01/01/2011 to 12/31/2011	$10.69508	$10.72658	5,664
01/01/2012 to 12/31/2012	$10.72658	$11.01506	9,415
01/01/2013 to 12/31/2013	$11.01506	$10.56945	9,769
01/01/2014 to 12/31/2014	$10.56945	$10.35721	3,450
01/01/2015 to 12/31/2015	$10.35721	$10.20821	2,993
01/01/2016 to 12/31/2016	$10.20821	$10.17722	2,978
01/01/2017 to 12/31/2017	$10.17722	$10.15319	3,441
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98246	$11.06240	101,081
01/01/2010 to 12/31/2010	$11.06240	$11.68833	171,292
01/01/2011 to 12/31/2011	$11.68833	$11.82955	160,163
01/01/2012 to 12/31/2012	$11.82955	$12.68455	166,894
01/01/2013 to 12/31/2013	$12.68455	$12.21330	92,974
01/01/2014 to 12/31/2014	$12.21330	$12.48663	82,948
01/01/2015 to 12/31/2015	$12.48663	$11.98961	65,361
01/01/2016 to 12/31/2016	$11.98961	$12.25802	63,086
01/01/2017 to 12/31/2017	$12.25802	$12.54866	73,747
AST Bond Portfolio 2016
05/01/2009 to 12/31/2009	$9.93825	$9.61926	0
01/01/2010 to 12/31/2010	$9.61926	$10.43325	0
01/01/2011 to 12/31/2011	$10.43325	$11.22044	0
01/01/2012 to 12/31/2012	$11.22044	$11.46376	0
01/01/2013 to 12/31/2013	$11.46376	$11.16721	0
01/01/2014 to 12/31/2014	$11.16721	$11.00418	0
01/01/2015 to 12/31/2015	$11.00418	$10.76899	0
01/01/2016 to 12/31/2016	$10.76899	$10.61221	0
01/01/2017 to 01/03/2017	$10.61221	$10.60704	0
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92268	$9.68544	0
01/01/2010 to 12/31/2010	$9.68544	$10.56279	0
01/01/2011 to 12/31/2011	$10.56279	$11.76803	0
01/01/2012 to 12/31/2012	$11.76803	$12.20245	0
01/01/2013 to 12/31/2013	$12.20245	$11.59285	0
01/01/2014 to 12/31/2014	$11.59285	$11.67372	0
01/01/2015 to 12/31/2015	$11.67372	$11.54310	0
01/01/2016 to 12/31/2016	$11.54310	$11.50495	0
01/01/2017 to 12/31/2017	$11.50495	$11.36570	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90545	$9.58605	0
01/01/2010 to 12/31/2010	$9.58605	$10.47099	0
01/01/2011 to 12/31/2011	$10.47099	$11.91160	0
01/01/2012 to 12/31/2012	$11.91160	$12.36802	0
01/01/2013 to 12/31/2013	$12.36802	$11.54539	0
01/01/2014 to 12/31/2014	$11.54539	$11.80751	0
01/01/2015 to 12/31/2015	$11.80751	$11.70579	0
01/01/2016 to 12/31/2016	$11.70579	$11.64843	0
01/01/2017 to 12/31/2017	$11.64843	$11.51295	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88417	$9.26066	0
01/01/2010 to 12/31/2010	$9.26066	$10.15943	0
01/01/2011 to 12/31/2011	$10.15943	$11.82650	0
01/01/2012 to 12/31/2012	$11.82650	$12.33296	0
01/01/2013 to 12/31/2013	$12.33296	$11.30886	0
01/01/2014 to 12/31/2014	$11.30886	$11.77580	0
01/01/2015 to 12/31/2015	$11.77580	$11.72686	0
01/01/2016 to 12/31/2016	$11.72686	$11.72799	0
01/01/2017 to 12/31/2017	$11.72799	$11.60614	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99788	$10.99580	0
01/01/2011 to 12/31/2011	$10.99580	$12.97540	0
01/01/2012 to 12/31/2012	$12.97540	$13.59152	0
01/01/2013 to 12/31/2013	$13.59152	$12.39824	0
01/01/2014 to 12/31/2014	$12.39824	$13.09509	0
01/01/2015 to 12/31/2015	$13.09509	$13.07366	0
01/01/2016 to 12/31/2016	$13.07366	$13.08490	0
01/01/2017 to 12/31/2017	$13.08490	$13.03809	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99841	$12.00688	0
01/01/2012 to 12/31/2012	$12.00688	$12.46547	0
01/01/2013 to 12/31/2013	$12.46547	$11.03543	0
01/01/2014 to 12/31/2014	$11.03543	$11.94680	0
01/01/2015 to 12/31/2015	$11.94680	$11.96400	0
01/01/2016 to 12/31/2016	$11.96400	$11.94996	0
01/01/2017 to 12/31/2017	$11.94996	$11.90590	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99789	$10.38704	0
01/01/2013 to 12/31/2013	$10.38704	$9.14921	0
01/01/2014 to 12/31/2014	$9.14921	$10.10668	0
01/01/2015 to 12/31/2015	$10.10668	$10.18183	0
01/01/2016 to 12/31/2016	$10.18183	$10.17830	0
01/01/2017 to 12/31/2017	$10.17830	$10.15347	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99894	$8.73945	0
01/01/2014 to 12/31/2014	$8.73945	$9.82307	0
01/01/2015 to 12/31/2015	$9.82307	$9.90888	0
01/01/2016 to 12/31/2016	$9.90888	$9.90508	0
01/01/2017 to 12/31/2017	$9.90508	$9.87959	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99894	$11.28985	0
01/01/2015 to 12/31/2015	$11.28985	$11.29522	0
01/01/2016 to 12/31/2016	$11.29522	$11.35339	0
01/01/2017 to 12/31/2017	$11.35339	$11.34047	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99894	$9.92644	0
01/01/2016 to 12/31/2016	$9.92644	$9.93905	0
01/01/2017 to 12/31/2017	$9.93905	$9.98543	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99789	$9.86806	0
01/01/2017 to 12/31/2017	$9.86806	$9.93969	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99788	$10.02505	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14518	$10.29678	0
01/01/2010 to 12/31/2010	$10.29678	$11.48598	0
01/01/2011 to 12/31/2011	$11.48598	$10.60504	336
01/01/2012 to 12/31/2012	$10.60504	$11.77847	0
01/01/2013 to 12/31/2013	$11.77847	$15.18447	0
01/01/2014 to 12/31/2014	$15.18447	$16.42292	0
01/01/2015 to 12/31/2015	$16.42292	$15.34123	0
01/01/2016 to 12/31/2016	$15.34123	$17.11673	0
01/01/2017 to 04/28/2017	$17.11673	$17.71706	0
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03884	$12.32315	199,983
01/01/2010 to 12/31/2010	$12.32315	$13.70422	209,370
01/01/2011 to 12/31/2011	$13.70422	$13.11625	150,326
01/01/2012 to 12/31/2012	$13.11625	$14.63036	177,893
01/01/2013 to 12/31/2013	$14.63036	$17.60529	189,871
01/01/2014 to 12/31/2014	$17.60529	$18.47645	168,697
01/01/2015 to 12/31/2015	$18.47645	$18.21974	162,171
01/01/2016 to 12/31/2016	$18.21974	$19.09374	166,422
01/01/2017 to 12/31/2017	$19.09374	$22.08013	166,900
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99841	$11.63640	1,379
01/01/2014 to 12/31/2014	$11.63640	$12.96723	2,565
01/01/2015 to 12/31/2015	$12.96723	$12.26495	2,421
01/01/2016 to 12/31/2016	$12.26495	$13.82271	4,390
01/01/2017 to 12/31/2017	$13.82271	$16.05437	3,081
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61486	$14.52687	41
01/01/2010 to 12/31/2010	$14.52687	$18.33755	2,875
01/01/2011 to 12/31/2011	$18.33755	$19.17281	4,300
01/01/2012 to 12/31/2012	$19.17281	$21.69183	9,173
01/01/2013 to 12/31/2013	$21.69183	$21.94358	11,467
01/01/2014 to 12/31/2014	$21.94358	$28.17786	7,635
01/01/2015 to 12/31/2015	$28.17786	$28.97784	7,438
01/01/2016 to 12/31/2016	$28.97784	$29.79355	8,719
01/01/2017 to 12/31/2017	$29.79355	$31.05029	4,518
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99841	$9.67177	0
01/01/2014 to 12/31/2014	$9.67177	$9.97082	0
01/01/2015 to 12/31/2015	$9.97082	$9.77054	0
01/01/2016 to 12/31/2016	$9.77054	$10.02193	0
01/01/2017 to 04/28/2017	$10.02193	$10.22101	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02694	$11.98361	20,615
01/01/2010 to 12/31/2010	$11.98361	$13.32052	24,031
01/01/2011 to 12/31/2011	$13.32052	$12.74316	19,180
01/01/2012 to 12/31/2012	$12.74316	$14.20334	24,365
01/01/2013 to 12/31/2013	$14.20334	$16.60998	32,161
01/01/2014 to 12/31/2014	$16.60998	$17.22400	31,053
01/01/2015 to 10/16/2015	$17.22400	$17.14511	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01321	$12.30994	65,487
01/01/2010 to 12/31/2010	$12.30994	$13.80890	84,711
01/01/2011 to 12/31/2011	$13.80890	$13.34133	73,459
01/01/2012 to 12/31/2012	$13.34133	$14.47747	78,783
01/01/2013 to 12/31/2013	$14.47747	$16.29666	74,223
01/01/2014 to 12/31/2014	$16.29666	$16.48864	71,554
01/01/2015 to 12/31/2015	$16.48864	$16.33350	62,367
01/01/2016 to 12/31/2016	$16.33350	$16.70324	56,939
01/01/2017 to 12/31/2017	$16.70324	$19.08352	55,945
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99842	$10.72870	130,442
01/01/2013 to 12/31/2013	$10.72870	$13.09882	118,663
01/01/2014 to 12/31/2014	$13.09882	$13.25657	115,680
01/01/2015 to 10/16/2015	$13.25657	$12.67542	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99841	$10.79692	1,241
01/01/2014 to 12/31/2014	$10.79692	$10.86146	1,273
01/01/2015 to 10/16/2015	$10.86146	$10.34550	0
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85947	$13.95016	1,177
01/01/2010 to 12/31/2010	$13.95016	$16.44739	3,739
01/01/2011 to 12/31/2011	$16.44739	$15.32029	2,335
01/01/2012 to 12/31/2012	$15.32029	$19.05468	4,433
01/01/2013 to 12/31/2013	$19.05468	$19.50272	10,471
01/01/2014 to 12/31/2014	$19.50272	$21.79318	9,978
01/01/2015 to 12/31/2015	$21.79318	$21.35711	8,255
01/01/2016 to 12/31/2016	$21.35711	$21.13691	10,480
01/01/2017 to 12/31/2017	$21.13691	$22.99078	6,740
AST Goldman Sachs Concentrated Growth Portfolio
05/01/2009 to 12/31/2009	$10.04667	$12.85313	2,436
01/01/2010 to 12/31/2010	$12.85313	$13.90429	6,366
01/01/2011 to 12/31/2011	$13.90429	$13.09897	7,971
01/01/2012 to 12/31/2012	$13.09897	$15.38733	6,381
01/01/2013 to 12/31/2013	$15.38733	$19.58170	5,630
01/01/2014 to 02/07/2014	$19.58170	$19.25852	0
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12468	$12.21751	2,912
01/01/2010 to 12/31/2010	$12.21751	$13.52811	4,092
01/01/2011 to 12/31/2011	$13.52811	$12.53734	4,800
01/01/2012 to 12/31/2012	$12.53734	$14.71569	3,368
01/01/2013 to 12/31/2013	$14.71569	$19.27594	3,540
01/01/2014 to 12/31/2014	$19.27594	$21.39027	7,544
01/01/2015 to 12/31/2015	$21.39027	$20.01155	10,517
01/01/2016 to 12/31/2016	$20.01155	$21.89511	8,512
01/01/2017 to 12/31/2017	$21.89511	$23.57079	14,017
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05971	$13.49906	5,476
01/01/2010 to 12/31/2010	$13.49906	$15.86600	5,874
01/01/2011 to 12/31/2011	$15.86600	$15.09953	3,656
01/01/2012 to 12/31/2012	$15.09953	$17.71525	4,127
01/01/2013 to 12/31/2013	$17.71525	$22.97023	18,272
01/01/2014 to 12/31/2014	$22.97023	$25.12814	20,863
01/01/2015 to 12/31/2015	$25.12814	$23.24614	17,789
01/01/2016 to 12/31/2016	$23.24614	$23.17737	15,339
01/01/2017 to 12/31/2017	$23.17737	$28.89444	22,041

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02472	$11.87199	57,797
01/01/2010 to 12/31/2010	$11.87199	$12.99556	85,316
01/01/2011 to 12/31/2011	$12.99556	$12.68275	80,242
01/01/2012 to 12/31/2012	$12.68275	$13.69989	85,138
01/01/2013 to 12/31/2013	$13.69989	$14.75766	79,047
01/01/2014 to 12/31/2014	$14.75766	$15.06034	76,952
01/01/2015 to 12/31/2015	$15.06034	$14.63787	69,435
01/01/2016 to 12/31/2016	$14.63787	$15.11310	65,982
01/01/2017 to 12/31/2017	$15.11310	$16.64571	68,652
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95325	$12.77276	3,394
01/01/2010 to 12/31/2010	$12.77276	$15.88201	2,077
01/01/2011 to 12/31/2011	$15.88201	$15.78149	2,538
01/01/2012 to 12/31/2012	$15.78149	$17.90792	1,814
01/01/2013 to 12/31/2013	$17.90792	$24.38308	2,869
01/01/2014 to 12/31/2014	$24.38308	$25.63821	4,688
01/01/2015 to 12/31/2015	$25.63821	$23.76601	3,231
01/01/2016 to 12/31/2016	$23.76601	$28.98016	2,289
01/01/2017 to 12/31/2017	$28.98016	$31.89211	8,710
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99969	$9.87777	29,155
01/01/2010 to 12/31/2010	$9.87777	$9.69131	53,544
01/01/2011 to 12/31/2011	$9.69131	$9.50835	1,440
01/01/2012 to 12/31/2012	$9.50835	$9.32702	1,858
01/01/2013 to 12/31/2013	$9.32702	$9.14853	2,201
01/01/2014 to 12/31/2014	$9.14853	$8.97343	2,917
01/01/2015 to 12/31/2015	$8.97343	$8.80185	2,360
01/01/2016 to 12/31/2016	$8.80185	$8.63395	2,332
01/01/2017 to 12/31/2017	$8.63395	$8.49791	2,869
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01714	$12.52966	917
01/01/2010 to 12/31/2010	$12.52966	$13.94919	1,659
01/01/2011 to 12/31/2011	$13.94919	$14.11698	1,350
01/01/2012 to 12/31/2012	$14.11698	$15.76773	3,059
01/01/2013 to 12/31/2013	$15.76773	$16.57675	1,428
01/01/2014 to 12/31/2014	$16.57675	$16.67561	3,030
01/01/2015 to 12/31/2015	$16.67561	$15.77372	3,105
01/01/2016 to 12/31/2016	$15.77372	$17.85478	3,909
01/01/2017 to 12/31/2017	$17.85478	$18.82273	5,080
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06270	$12.74667	2,810
01/01/2010 to 12/31/2010	$12.74667	$14.14819	2,820
01/01/2011 to 12/31/2011	$14.14819	$13.29726	2,672
01/01/2012 to 12/31/2012	$13.29726	$15.24503	2,759
01/01/2013 to 12/31/2013	$15.24503	$20.91410	9,808
01/01/2014 to 12/31/2014	$20.91410	$23.33405	9,368
01/01/2015 to 12/31/2015	$23.33405	$21.09411	6,254
01/01/2016 to 12/31/2016	$21.09411	$24.80628	5,740
01/01/2017 to 12/31/2017	$24.80628	$29.00321	13,498

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14326	$13.28533	1,112
01/01/2010 to 12/31/2010	$13.28533	$14.92060	1,815
01/01/2011 to 12/31/2011	$14.92060	$12.74401	714
01/01/2012 to 12/31/2012	$12.74401	$15.04565	778
01/01/2013 to 12/31/2013	$15.04565	$17.57026	572
01/01/2014 to 12/31/2014	$17.57026	$16.28200	330
01/01/2015 to 12/31/2015	$16.28200	$16.47336	543
01/01/2016 to 12/31/2016	$16.47336	$15.54838	549
01/01/2017 to 12/31/2017	$15.54838	$20.65495	2,425
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11776	$13.11671	1,008
01/01/2010 to 12/31/2010	$13.11671	$14.29181	2,249
01/01/2011 to 12/31/2011	$14.29181	$12.25942	1,135
01/01/2012 to 12/31/2012	$12.25942	$14.02985	1,205
01/01/2013 to 12/31/2013	$14.02985	$16.44049	1,082
01/01/2014 to 12/31/2014	$16.44049	$15.04489	939
01/01/2015 to 12/31/2015	$15.04489	$14.87771	1,278
01/01/2016 to 12/31/2016	$14.87771	$14.67838	1,301
01/01/2017 to 12/31/2017	$14.67838	$17.68303	2,405
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98134	$10.85750	0
01/01/2010 to 12/31/2010	$10.85750	$11.80119	5,091
01/01/2011 to 12/31/2011	$11.80119	$13.01645	466,287
01/01/2012 to 12/31/2012	$13.01645	$13.96741	163,038
01/01/2013 to 12/31/2013	$13.96741	$13.26421	62,452
01/01/2014 to 12/31/2014	$13.26421	$13.88604	60,503
01/01/2015 to 12/31/2015	$13.88604	$13.78020	246,270
01/01/2016 to 12/31/2016	$13.78020	$14.08546	262,505
01/01/2017 to 12/31/2017	$14.08546	$14.41251	139,630
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04108	$12.26108	56,060
01/01/2010 to 12/31/2010	$12.26108	$13.68833	69,742
01/01/2011 to 12/31/2011	$13.68833	$13.35045	50,945
01/01/2012 to 12/31/2012	$13.35045	$14.87346	64,745
01/01/2013 to 12/31/2013	$14.87346	$16.96442	68,196
01/01/2014 to 12/31/2014	$16.96442	$17.69896	67,196
01/01/2015 to 12/31/2015	$17.69896	$17.17857	66,401
01/01/2016 to 12/31/2016	$17.17857	$17.72985	60,505
01/01/2017 to 12/31/2017	$17.72985	$20.34045	41,497
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12742	$13.60349	10,943
01/01/2010 to 12/31/2010	$13.60349	$14.30022	15,650
01/01/2011 to 12/31/2011	$14.30022	$12.74350	11,511
01/01/2012 to 12/31/2012	$12.74350	$15.23803	12,773
01/01/2013 to 12/31/2013	$15.23803	$17.24255	12,750
01/01/2014 to 12/31/2014	$17.24255	$15.83614	12,424
01/01/2015 to 12/31/2015	$15.83614	$15.09904	9,494
01/01/2016 to 12/31/2016	$15.09904	$15.09703	8,965
01/01/2017 to 12/31/2017	$15.09703	$19.19734	9,242

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07983	$11.67943	32,958
01/01/2010 to 12/31/2010	$11.67943	$12.29454	47,971
01/01/2011 to 12/31/2011	$12.29454	$12.08786	49,011
01/01/2012 to 12/31/2012	$12.08786	$13.12718	46,323
01/01/2013 to 12/31/2013	$13.12718	$14.29659	50,414
01/01/2014 to 12/31/2014	$14.29659	$14.78733	47,368
01/01/2015 to 12/31/2015	$14.78733	$14.47795	42,671
01/01/2016 to 12/31/2016	$14.47795	$14.74673	39,085
01/01/2017 to 12/31/2017	$14.74673	$16.22180	37,509
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08380	$10.28698	0
01/01/2010 to 12/31/2010	$10.28698	$11.23222	0
01/01/2011 to 12/31/2011	$11.23222	$11.09062	0
01/01/2012 to 12/31/2012	$11.09062	$12.53028	0
01/01/2013 to 12/31/2013	$12.53028	$16.77603	0
01/01/2014 to 12/31/2014	$16.77603	$18.01909	0
01/01/2015 to 12/31/2015	$18.01909	$19.55398	0
01/01/2016 to 12/31/2016	$19.55398	$18.89984	0
01/01/2017 to 12/31/2017	$18.89984	$25.18190	784
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00733	$12.72864	9,789
01/01/2010 to 12/31/2010	$12.72864	$14.95140	11,438
01/01/2011 to 12/31/2011	$14.95140	$14.53184	7,740
01/01/2012 to 12/31/2012	$14.53184	$16.00178	9,279
01/01/2013 to 12/31/2013	$16.00178	$21.44225	9,096
01/01/2014 to 12/31/2014	$21.44225	$23.25943	12,200
01/01/2015 to 12/31/2015	$23.25943	$25.11237	9,871
01/01/2016 to 12/31/2016	$25.11237	$26.00664	9,311
01/01/2017 to 12/31/2017	$26.00664	$33.92641	9,785
AST Lord Abbett Core Fixed Income Portfolio
05/01/2009 to 12/31/2009	$10.03391	$12.09710	1,647
01/01/2010 to 12/31/2010	$12.09710	$13.45763	5,368
01/01/2011 to 12/31/2011	$13.45763	$14.54337	5,654
01/01/2012 to 12/31/2012	$14.54337	$15.11073	12,126
01/01/2013 to 12/31/2013	$15.11073	$14.52525	8,298
01/01/2014 to 12/31/2014	$14.52525	$15.15769	9,343
01/01/2015 to 12/31/2015	$15.15769	$14.78095	29,232
01/01/2016 to 12/31/2016	$14.78095	$14.87608	24,939
01/01/2017 to 12/31/2017	$14.87608	$15.08156	12,981
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07246	$13.37974	3,689
01/01/2010 to 12/31/2010	$13.37974	$14.70491	6,362
01/01/2011 to 12/31/2011	$14.70491	$13.97222	4,327
01/01/2012 to 12/31/2012	$13.97222	$16.86736	6,026
01/01/2013 to 12/31/2013	$16.86736	$21.11684	6,017
01/01/2014 to 12/31/2014	$21.11684	$21.46497	6,867
01/01/2015 to 12/31/2015	$21.46497	$20.74591	8,071
01/01/2016 to 12/31/2016	$20.74591	$21.79721	7,066
01/01/2017 to 12/31/2017	$21.79721	$26.47870	21,571

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02825	$12.16473	978
01/01/2010 to 12/31/2010	$12.16473	$13.45761	1,233
01/01/2011 to 12/31/2011	$13.45761	$13.12223	870
01/01/2012 to 12/31/2012	$13.12223	$15.06982	994
01/01/2013 to 12/31/2013	$15.06982	$20.20752	2,060
01/01/2014 to 12/31/2014	$20.20752	$21.54740	2,927
01/01/2015 to 12/31/2015	$21.54740	$22.66308	1,621
01/01/2016 to 12/31/2016	$22.66308	$22.65541	1,551
01/01/2017 to 12/31/2017	$22.65541	$29.04752	1,619
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99842	$10.18671	0
01/01/2013 to 12/31/2013	$10.18671	$13.43964	0
01/01/2014 to 12/31/2014	$13.43964	$14.52945	0
01/01/2015 to 12/31/2015	$14.52945	$14.14846	0
01/01/2016 to 12/31/2016	$14.14846	$15.74445	3,512
01/01/2017 to 12/31/2017	$15.74445	$18.12201	4,611
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02832	$10.06611	0
01/01/2012 to 12/31/2012	$10.06611	$10.35436	0
01/01/2013 to 12/31/2013	$10.35436	$9.86850	38,369
01/01/2014 to 12/31/2014	$9.86850	$10.17831	40,705
01/01/2015 to 10/16/2015	$10.17831	$10.12948	0
AST Neuberger Berman Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.97681	$12.37664	539
01/01/2010 to 12/31/2010	$12.37664	$15.62143	1,224
01/01/2011 to 12/31/2011	$15.62143	$15.58152	1,101
01/01/2012 to 12/31/2012	$15.58152	$17.17555	966
01/01/2013 to 12/31/2013	$17.17555	$22.34107	2,140
01/01/2014 to 12/31/2014	$22.34107	$23.65350	1,941
01/01/2015 to 10/16/2015	$23.65350	$24.20405	0
AST Neuberger Berman Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.93464	$12.07932	2,060
01/01/2010 to 12/31/2010	$12.07932	$14.24972	3,401
01/01/2011 to 04/29/2011	$14.24972	$15.96932	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13105	$13.73161	3,347
01/01/2010 to 12/31/2010	$13.73161	$16.62562	3,186
01/01/2011 to 12/31/2011	$16.62562	$15.90297	3,246
01/01/2012 to 12/31/2012	$15.90297	$18.27003	3,129
01/01/2013 to 12/31/2013	$18.27003	$25.44872	4,934
01/01/2014 to 12/31/2014	$25.44872	$28.51908	5,645
01/01/2015 to 12/31/2015	$28.51908	$26.39664	5,372
01/01/2016 to 12/31/2016	$26.39664	$30.61307	5,734
01/01/2017 to 12/31/2017	$30.61307	$34.16965	6,287
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99842	$10.30497	7,238
01/01/2013 to 12/31/2013	$10.30497	$12.01975	23,348
01/01/2014 to 12/31/2014	$12.01975	$12.39565	22,306
01/01/2015 to 12/31/2015	$12.39565	$12.00762	20,332
01/01/2016 to 12/31/2016	$12.00762	$12.28753	17,578
01/01/2017 to 12/31/2017	$12.28753	$14.04098	5,746

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05442	$14.81166	3,898
01/01/2010 to 12/31/2010	$14.81166	$17.76396	7,953
01/01/2011 to 12/31/2011	$17.76396	$13.89229	5,758
01/01/2012 to 12/31/2012	$13.89229	$16.06935	6,929
01/01/2013 to 12/31/2013	$16.06935	$15.79714	7,617
01/01/2014 to 12/31/2014	$15.79714	$14.76931	6,231
01/01/2015 to 12/31/2015	$14.76931	$12.06351	4,863
01/01/2016 to 12/31/2016	$12.06351	$13.29600	10,359
01/01/2017 to 12/31/2017	$13.29600	$16.48263	10,443
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02102	$11.61945	135,200
01/01/2010 to 12/31/2010	$11.61945	$12.60207	156,336
01/01/2011 to 12/31/2011	$12.60207	$12.48452	181,320
01/01/2012 to 12/31/2012	$12.48452	$13.51575	185,165
01/01/2013 to 12/31/2013	$13.51575	$14.47848	151,684
01/01/2014 to 12/31/2014	$14.47848	$15.02176	138,340
01/01/2015 to 12/31/2015	$15.02176	$14.75560	146,444
01/01/2016 to 12/31/2016	$14.75560	$15.27370	120,217
01/01/2017 to 12/31/2017	$15.27370	$16.50008	116,400
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01833	$10.06597	0
01/01/2012 to 12/31/2012	$10.06597	$10.57501	0
01/01/2013 to 12/31/2013	$10.57501	$10.13283	7,966
01/01/2014 to 12/31/2014	$10.13283	$10.54139	7,651
01/01/2015 to 12/31/2015	$10.54139	$10.31204	16,780
01/01/2016 to 12/31/2016	$10.31204	$10.54096	25,340
01/01/2017 to 12/31/2017	$10.54096	$10.92628	57,101
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98521	$12.16947	156,193
01/01/2010 to 12/31/2010	$12.16947	$14.20708	158,595
01/01/2011 to 12/31/2011	$14.20708	$13.06962	109,197
01/01/2012 to 12/31/2012	$13.06962	$14.47559	146,449
01/01/2013 to 12/31/2013	$14.47559	$16.61628	143,995
01/01/2014 to 12/31/2014	$16.61628	$17.79750	145,918
01/01/2015 to 12/31/2015	$17.79750	$17.35014	205,251
01/01/2016 to 12/31/2016	$17.35014	$18.73700	194,453
01/01/2017 to 12/31/2017	$18.73700	$21.33806	264,303
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99841	$11.65559	0
01/01/2014 to 12/31/2014	$11.65559	$13.17522	0
01/01/2015 to 12/31/2015	$13.17522	$13.12271	0
01/01/2016 to 12/31/2016	$13.12271	$14.26962	0
01/01/2017 to 12/31/2017	$14.26962	$16.99459	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07719	$12.82018	573
01/01/2010 to 12/31/2010	$12.82018	$14.46757	3,228
01/01/2011 to 12/31/2011	$14.46757	$14.68191	1,794
01/01/2012 to 12/31/2012	$14.68191	$17.10866	2,129
01/01/2013 to 12/31/2013	$17.10866	$22.22337	8,836
01/01/2014 to 12/31/2014	$22.22337	$25.55053	8,296
01/01/2015 to 12/31/2015	$25.55053	$25.83362	10,046
01/01/2016 to 12/31/2016	$25.83362	$29.10267	8,760
01/01/2017 to 12/31/2017	$29.10267	$34.89959	5,248

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99841	$8.88392	0
01/01/2012 to 12/31/2012	$8.88392	$9.86031	0
01/01/2013 to 12/31/2013	$9.86031	$11.83798	0
01/01/2014 to 12/31/2014	$11.83798	$12.36636	0
01/01/2015 to 12/31/2015	$12.36636	$12.14803	0
01/01/2016 to 12/31/2016	$12.14803	$12.66956	0
01/01/2017 to 12/31/2017	$12.66956	$14.68842	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03990	$11.95029	15,681
01/01/2010 to 12/31/2010	$11.95029	$13.11882	51,373
01/01/2011 to 12/31/2011	$13.11882	$12.63456	41,911
01/01/2012 to 12/31/2012	$12.63456	$13.66670	49,839
01/01/2013 to 12/31/2013	$13.66670	$15.07275	52,028
01/01/2014 to 12/31/2014	$15.07275	$15.54433	51,427
01/01/2015 to 12/31/2015	$15.54433	$15.22173	41,227
01/01/2016 to 12/31/2016	$15.22173	$15.65000	39,263
01/01/2017 to 12/31/2017	$15.65000	$17.84338	43,394
AST Schroders Global Tactical Portfolio
05/01/2009 to 12/31/2009	$10.05245	$12.35611	9,906
01/01/2010 to 12/31/2010	$12.35611	$13.85815	59,090
01/01/2011 to 12/31/2011	$13.85815	$13.26883	45,408
01/01/2012 to 12/31/2012	$13.26883	$15.08440	57,202
01/01/2013 to 12/31/2013	$15.08440	$17.46806	66,495
01/01/2014 to 12/31/2014	$17.46806	$18.06478	65,824
01/01/2015 to 12/31/2015	$18.06478	$17.62315	124,445
01/01/2016 to 12/31/2016	$17.62315	$18.46553	111,554
01/01/2017 to 04/28/2017	$18.46553	$19.19136	0
AST Schroders Multi-Asset World Strategies Portfolio
05/01/2009 to 12/31/2009	$10.08085	$12.39836	56,249
01/01/2010 to 12/31/2010	$12.39836	$13.59785	90,661
01/01/2011 to 12/31/2011	$13.59785	$12.88722	59,400
01/01/2012 to 12/31/2012	$12.88722	$14.04822	74,412
01/01/2013 to 12/31/2013	$14.04822	$15.76382	79,047
01/01/2014 to 12/31/2014	$15.76382	$15.93171	77,351
01/01/2015 to 10/16/2015	$15.93171	$15.46319	0
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98067	$12.99734	571
01/01/2010 to 12/31/2010	$12.99734	$16.89809	1,309
01/01/2011 to 12/31/2011	$16.89809	$14.40189	3,702
01/01/2012 to 12/31/2012	$14.40189	$16.96161	3,981
01/01/2013 to 12/31/2013	$16.96161	$23.42720	4,940
01/01/2014 to 12/31/2014	$23.42720	$24.11445	3,614
01/01/2015 to 12/31/2015	$24.11445	$23.96900	3,596
01/01/2016 to 12/31/2016	$23.96900	$25.32160	2,615
01/01/2017 to 12/31/2017	$25.32160	$31.71645	6,398
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00835	$13.14833	0
01/01/2010 to 12/31/2010	$13.14833	$17.59375	0
01/01/2011 to 12/31/2011	$17.59375	$17.08879	0
01/01/2012 to 12/31/2012	$17.08879	$18.80226	0
01/01/2013 to 12/31/2013	$18.80226	$24.92978	1,658
01/01/2014 to 12/31/2014	$24.92978	$25.38680	1,140
01/01/2015 to 12/31/2015	$25.38680	$25.09686	1,500
01/01/2016 to 12/31/2016	$25.09686	$27.59069	1,263
01/01/2017 to 12/31/2017	$27.59069	$33.53710	1,203

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97563	$12.95541	0
01/01/2010 to 12/31/2010	$12.95541	$16.01106	732
01/01/2011 to 12/31/2011	$16.01106	$14.76666	1,110
01/01/2012 to 12/31/2012	$14.76666	$17.11423	1,029
01/01/2013 to 12/31/2013	$17.11423	$23.06551	3,667
01/01/2014 to 12/31/2014	$23.06551	$23.81628	4,428
01/01/2015 to 12/31/2015	$23.81628	$22.35385	4,412
01/01/2016 to 12/31/2016	$22.35385	$28.33077	4,492
01/01/2017 to 12/31/2017	$28.33077	$29.83207	7,733
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03838	$12.15888	155,062
01/01/2010 to 12/31/2010	$12.15888	$13.30202	171,666
01/01/2011 to 12/31/2011	$13.30202	$13.30691	139,092
01/01/2012 to 12/31/2012	$13.30691	$14.81356	161,350
01/01/2013 to 12/31/2013	$14.81356	$16.97618	164,202
01/01/2014 to 12/31/2014	$16.97618	$17.63046	159,889
01/01/2015 to 12/31/2015	$17.63046	$17.30044	178,944
01/01/2016 to 12/31/2016	$17.30044	$18.25044	166,049
01/01/2017 to 12/31/2017	$18.25044	$20.66054	160,721
AST T. Rowe Price Equity Income Portfolio
05/01/2009 to 12/31/2009	$10.10014	$12.91774	5,580
01/01/2010 to 12/31/2010	$12.91774	$14.34884	6,842
01/01/2011 to 12/31/2011	$14.34884	$13.84402	4,793
01/01/2012 to 12/31/2012	$13.84402	$15.92130	5,676
01/01/2013 to 12/31/2013	$15.92130	$20.25283	6,398
01/01/2014 to 12/31/2014	$20.25283	$21.34885	7,483
01/01/2015 to 10/16/2015	$21.34885	$19.75087	0
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98699	$13.17447	8,187
01/01/2010 to 12/31/2010	$13.17447	$14.96577	9,415
01/01/2011 to 12/31/2011	$14.96577	$14.43104	8,226
01/01/2012 to 12/31/2012	$14.43104	$16.64347	14,910
01/01/2013 to 12/31/2013	$16.64347	$23.51273	24,376
01/01/2014 to 12/31/2014	$23.51273	$24.98767	25,016
01/01/2015 to 12/31/2015	$24.98767	$26.85854	18,511
01/01/2016 to 12/31/2016	$26.85854	$27.05680	17,166
01/01/2017 to 12/31/2017	$27.05680	$36.59589	17,862
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
05/01/2009 to 12/31/2009	$10.09832	$12.77034	2,163
01/01/2010 to 12/31/2010	$12.77034	$14.08474	2,181
01/01/2011 to 12/31/2011	$14.08474	$13.74775	1,058
01/01/2012 to 12/31/2012	$13.74775	$15.29152	1,263
01/01/2013 to 12/31/2013	$15.29152	$20.19327	1,126
01/01/2014 to 12/31/2014	$20.19327	$20.11564	1,111
01/01/2015 to 12/31/2015	$20.11564	$18.53439	1,162
01/01/2016 to 12/31/2016	$18.53439	$19.29478	4,069
01/01/2017 to 12/31/2017	$19.29478	$22.05958	4,024

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30108	$13.76951	13,807
01/01/2010 to 12/31/2010	$13.76951	$16.26883	22,069
01/01/2011 to 12/31/2011	$16.26883	$13.57744	25,322
01/01/2012 to 12/31/2012	$13.57744	$13.79902	32,694
01/01/2013 to 12/31/2013	$13.79902	$15.61693	22,004
01/01/2014 to 12/31/2014	$15.61693	$14.03743	24,603
01/01/2015 to 12/31/2015	$14.03743	$11.11786	19,861
01/01/2016 to 12/31/2016	$11.11786	$13.59009	21,089
01/01/2017 to 12/31/2017	$13.59009	$14.70469	24,192
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01739	$11.11682	2,027
01/01/2010 to 12/31/2010	$11.11682	$11.53051	5,017
01/01/2011 to 12/31/2011	$11.53051	$11.77677	4,249
01/01/2012 to 12/31/2012	$11.77677	$12.15478	5,035
01/01/2013 to 12/31/2013	$12.15478	$11.47475	13,219
01/01/2014 to 12/31/2014	$11.47475	$11.31784	13,923
01/01/2015 to 12/31/2015	$11.31784	$10.58869	10,422
01/01/2016 to 12/31/2016	$10.58869	$10.83925	8,538
01/01/2017 to 12/31/2017	$10.83925	$10.84955	5,936
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98590	$13.24524	2,145
01/01/2010 to 12/31/2010	$13.24524	$16.05923	2,911
01/01/2011 to 12/31/2011	$16.05923	$15.20886	2,249
01/01/2012 to 12/31/2012	$15.20886	$17.66406	2,441
01/01/2013 to 12/31/2013	$17.66406	$22.94256	3,786
01/01/2014 to 12/31/2014	$22.94256	$25.87248	2,945
01/01/2015 to 12/31/2015	$25.87248	$23.70041	4,588
01/01/2016 to 12/31/2016	$23.70041	$26.50191	4,301
01/01/2017 to 12/31/2017	$26.50191	$30.81359	3,693
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06178	$12.77693	0
01/01/2010 to 12/31/2010	$12.77693	$14.36696	0
01/01/2011 to 12/31/2011	$14.36696	$13.60557	3,701
01/01/2012 to 12/31/2012	$13.60557	$14.81394	5,643
01/01/2013 to 12/31/2013	$14.81394	$17.50990	4,970
01/01/2014 to 12/31/2014	$17.50990	$18.12031	3,750
01/01/2015 to 12/31/2015	$18.12031	$17.66125	2,198
01/01/2016 to 12/31/2016	$17.66125	$18.45448	2,188
01/01/2017 to 12/31/2017	$18.45448	$20.56314	1,771
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98914	$10.76877	26,254
01/01/2010 to 12/31/2010	$10.76877	$11.38650	56,860
01/01/2011 to 12/31/2011	$11.38650	$11.84188	47,193
01/01/2012 to 12/31/2012	$11.84188	$12.52719	46,465
01/01/2013 to 12/31/2013	$12.52719	$12.10414	33,740
01/01/2014 to 12/31/2014	$12.10414	$12.72711	29,465
01/01/2015 to 12/31/2015	$12.72711	$12.63797	22,485
01/01/2016 to 12/31/2016	$12.63797	$13.03517	25,485
01/01/2017 to 12/31/2017	$13.03517	$13.59300	29,030
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2009 to 12/31/2009	$10.07065	$12.83927	87,129
01/01/2010 to 12/31/2010	$12.83927	$13.88351	139,902
01/01/2011 to 12/31/2011	$13.88351	$13.39083	82,039
01/01/2012 to 09/21/2012	$13.39083	$14.97302	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, or HDLT5 Only HAV and HD GRO OR HD GRO 60 bps (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.71266	$7.81625	2,684,150
01/01/2009 to 12/31/2009	$7.81625	$9.51550	2,585,673
01/01/2010 to 12/31/2010	$9.51550	$10.42979	2,528,955
01/01/2011 to 12/31/2011	$10.42979	$9.93908	2,381,304
01/01/2012 to 12/31/2012	$9.93908	$10.95233	2,293,332
01/01/2013 to 12/31/2013	$10.95233	$11.79135	2,081,597
01/01/2014 to 12/31/2014	$11.79135	$11.98395	1,999,223
01/01/2015 to 12/31/2015	$11.98395	$11.35404	1,838,222
01/01/2016 to 12/31/2016	$11.35404	$11.81988	1,753,948
01/01/2017 to 12/31/2017	$11.81988	$13.02803	1,409,721
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.38468	$7.82320	411,881
01/01/2009 to 12/31/2009	$7.82320	$9.66501	405,643
01/01/2010 to 12/31/2010	$9.66501	$10.75845	408,031
01/01/2011 to 12/31/2011	$10.75845	$10.54414	447,743
01/01/2012 to 12/31/2012	$10.54414	$11.73066	448,691
01/01/2013 to 12/31/2013	$11.73066	$13.38514	452,274
01/01/2014 to 12/31/2014	$13.38514	$13.90376	442,767
01/01/2015 to 12/31/2015	$13.90376	$13.72034	433,931
01/01/2016 to 12/31/2016	$13.72034	$14.38670	417,529
01/01/2017 to 12/31/2017	$14.38670	$16.46876	332,157
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.51406	$7.35512	0
01/01/2009 to 12/31/2009	$7.35512	$8.48006	955
01/01/2010 to 12/31/2010	$8.48006	$9.45099	1,463
01/01/2011 to 12/31/2011	$9.45099	$9.58274	297
01/01/2012 to 05/04/2012	$9.58274	$10.39565	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.60058	0
01/01/2014 to 12/31/2014	$11.60058	$12.85205	0
01/01/2015 to 12/31/2015	$12.85205	$12.79876	0
01/01/2016 to 12/31/2016	$12.79876	$13.87101	0
01/01/2017 to 12/31/2017	$13.87101	$16.58571	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.58366	$8.08498	1,124,426
01/01/2009 to 12/31/2009	$8.08498	$9.75872	1,177,713
01/01/2010 to 12/31/2010	$9.75872	$10.72990	1,117,527
01/01/2011 to 12/31/2011	$10.72990	$10.37669	992,099
01/01/2012 to 12/31/2012	$10.37669	$11.42526	980,480
01/01/2013 to 12/31/2013	$11.42526	$13.15871	951,892
01/01/2014 to 12/31/2014	$13.15871	$13.72184	935,093
01/01/2015 to 12/31/2015	$13.72184	$13.49691	853,181
01/01/2016 to 12/31/2016	$13.49691	$14.04564	780,009
01/01/2017 to 12/31/2017	$14.04564	$15.80043	705,564

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99767	$9.13787	2,049
01/01/2012 to 12/31/2012	$9.13787	$10.00940	6,178
01/01/2013 to 12/31/2013	$10.00940	$10.86224	21,339
01/01/2014 to 12/31/2014	$10.86224	$11.15414	21,204
01/01/2015 to 12/31/2015	$11.15414	$10.59169	17,482
01/01/2016 to 12/31/2016	$10.59169	$11.09090	19,208
01/01/2017 to 12/31/2017	$11.09090	$12.22743	17,940
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99825	$10.46698	182
01/01/2014 to 12/31/2014	$10.46698	$10.61323	182
01/01/2015 to 12/31/2015	$10.61323	$10.41815	4,649
01/01/2016 to 12/31/2016	$10.41815	$10.84677	9,789
01/01/2017 to 04/28/2017	$10.84677	$11.21602	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.64459	$10.53674	0
01/01/2009 to 12/31/2009	$10.53674	$11.37025	0
01/01/2010 to 12/31/2010	$11.37025	$11.56490	5,769
01/01/2011 to 12/31/2011	$11.56490	$11.57644	2,885
01/01/2012 to 12/31/2012	$11.57644	$11.86441	0
01/01/2013 to 12/31/2013	$11.86441	$11.36215	0
01/01/2014 to 12/31/2014	$11.36215	$11.11228	0
01/01/2015 to 12/31/2015	$11.11228	$10.93103	0
01/01/2016 to 12/31/2016	$10.93103	$10.87642	0
01/01/2017 to 12/31/2017	$10.87642	$10.82970	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.88965	$10.41948	0
01/01/2009 to 12/31/2009	$10.41948	$11.88583	3,056
01/01/2010 to 12/31/2010	$11.88583	$12.53367	11,998
01/01/2011 to 12/31/2011	$12.53367	$12.66037	4,729
01/01/2012 to 12/31/2012	$12.66037	$13.54882	2,500
01/01/2013 to 12/31/2013	$13.54882	$13.01993	811
01/01/2014 to 12/31/2014	$13.01993	$13.28517	1,555
01/01/2015 to 12/31/2015	$13.28517	$12.73133	1,295
01/01/2016 to 12/31/2016	$12.73133	$12.99091	569
01/01/2017 to 12/31/2017	$12.99091	$13.27296	904
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99883	$9.34895	0
01/01/2010 to 12/31/2010	$9.34895	$10.12019	0
01/01/2011 to 12/31/2011	$10.12019	$10.86255	0
01/01/2012 to 12/31/2012	$10.86255	$11.07639	0
01/01/2013 to 12/31/2013	$11.07639	$10.76868	0
01/01/2014 to 12/31/2014	$10.76868	$10.59064	0
01/01/2015 to 12/31/2015	$10.59064	$10.34380	0
01/01/2016 to 12/31/2016	$10.34380	$10.17338	0
01/01/2017 to 01/03/2017	$10.17338	$10.16821	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99826	$12.00012	3,347
01/01/2009 to 12/31/2009	$12.00012	$11.03670	16,371
01/01/2010 to 12/31/2010	$11.03670	$12.01294	17,593
01/01/2011 to 12/31/2011	$12.01294	$13.35765	0
01/01/2012 to 12/31/2012	$13.35765	$13.82354	0
01/01/2013 to 12/31/2013	$13.82354	$13.10722	0
01/01/2014 to 12/31/2014	$13.10722	$13.17292	0
01/01/2015 to 12/31/2015	$13.17292	$13.00013	0
01/01/2016 to 12/31/2016	$13.00013	$12.93197	0
01/01/2017 to 12/31/2017	$12.93197	$12.75070	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99826	$12.06868	467
01/01/2009 to 12/31/2009	$12.06868	$10.90486	1,719
01/01/2010 to 12/31/2010	$10.90486	$11.88816	0
01/01/2011 to 12/31/2011	$11.88816	$13.49739	0
01/01/2012 to 12/31/2012	$13.49739	$13.98700	0
01/01/2013 to 12/31/2013	$13.98700	$13.03100	0
01/01/2014 to 12/31/2014	$13.03100	$13.30075	0
01/01/2015 to 12/31/2015	$13.30075	$13.16031	0
01/01/2016 to 12/31/2016	$13.16031	$13.07025	0
01/01/2017 to 12/31/2017	$13.07025	$12.89316	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99883	$8.76162	0
01/01/2010 to 12/31/2010	$8.76162	$9.59316	86,467
01/01/2011 to 12/31/2011	$9.59316	$11.14555	3,629
01/01/2012 to 12/31/2012	$11.14555	$11.60016	0
01/01/2013 to 12/31/2013	$11.60016	$10.61606	7,449
01/01/2014 to 12/31/2014	$10.61606	$11.03272	6,214
01/01/2015 to 12/31/2015	$11.03272	$10.96546	0
01/01/2016 to 12/31/2016	$10.96546	$10.94518	0
01/01/2017 to 12/31/2017	$10.94518	$10.81023	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97418	34,183
01/01/2011 to 12/31/2011	$10.97418	$12.92454	171,247
01/01/2012 to 12/31/2012	$12.92454	$13.51172	93,962
01/01/2013 to 12/31/2013	$13.51172	$12.30125	873
01/01/2014 to 12/31/2014	$12.30125	$12.96721	0
01/01/2015 to 12/31/2015	$12.96721	$12.92067	0
01/01/2016 to 12/31/2016	$12.92067	$12.90658	0
01/01/2017 to 12/31/2017	$12.90658	$12.83534	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99825	$11.98335	55,970
01/01/2012 to 12/31/2012	$11.98335	$12.41671	89,037
01/01/2013 to 12/31/2013	$12.41671	$10.97074	5,914
01/01/2014 to 12/31/2014	$10.97074	$11.85345	5,906
01/01/2015 to 12/31/2015	$11.85345	$11.84723	5,913
01/01/2016 to 12/31/2016	$11.84723	$11.81028	5,917
01/01/2017 to 12/31/2017	$11.81028	$11.74370	4,784
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99767	$10.36658	4,470
01/01/2013 to 12/31/2013	$10.36658	$9.11332	172,267
01/01/2014 to 12/31/2014	$9.11332	$10.04730	59,254
01/01/2015 to 12/31/2015	$10.04730	$10.10215	8,189
01/01/2016 to 12/31/2016	$10.10215	$10.07888	8,317
01/01/2017 to 12/31/2017	$10.07888	$10.03460	6,724

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99883	$8.72233	154,802
01/01/2014 to 12/31/2014	$8.72233	$9.78466	69,304
01/01/2015 to 12/31/2015	$9.78466	$9.85078	0
01/01/2016 to 12/31/2016	$9.85078	$9.82775	0
01/01/2017 to 12/31/2017	$9.82775	$9.78329	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99883	$11.26778	36,347
01/01/2015 to 12/31/2015	$11.26778	$11.25110	202,533
01/01/2016 to 12/31/2016	$11.25110	$11.28706	0
01/01/2017 to 12/31/2017	$11.28706	$11.25223	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99883	$9.90696	22,710
01/01/2016 to 12/31/2016	$9.90696	$9.90025	123,629
01/01/2017 to 12/31/2017	$9.90025	$9.92705	94,995
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99767	$9.84877	162,414
01/01/2017 to 12/31/2017	$9.84877	$9.90087	117,540
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00547	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14502	$10.29414	0
01/01/2010 to 12/31/2010	$10.29414	$11.46057	0
01/01/2011 to 12/31/2011	$11.46057	$10.56090	0
01/01/2012 to 12/31/2012	$10.56090	$11.70643	0
01/01/2013 to 12/31/2013	$11.70643	$15.06200	0
01/01/2014 to 12/31/2014	$15.06200	$16.25868	0
01/01/2015 to 12/31/2015	$16.25868	$15.15797	0
01/01/2016 to 12/31/2016	$15.15797	$16.87936	0
01/01/2017 to 04/28/2017	$16.87936	$17.46021	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.95767	$7.61582	1,859,769
01/01/2009 to 12/31/2009	$7.61582	$9.34393	1,812,334
01/01/2010 to 12/31/2010	$9.34393	$10.37074	1,767,556
01/01/2011 to 12/31/2011	$10.37074	$9.90639	1,650,713
01/01/2012 to 12/31/2012	$9.90639	$11.02837	1,555,937
01/01/2013 to 12/31/2013	$11.02837	$13.24495	1,561,781
01/01/2014 to 12/31/2014	$13.24495	$13.87306	1,553,356
01/01/2015 to 12/31/2015	$13.87306	$13.65344	1,465,722
01/01/2016 to 12/31/2016	$13.65344	$14.28049	1,388,081
01/01/2017 to 12/31/2017	$14.28049	$16.48186	1,320,053
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99825	$11.61702	0
01/01/2014 to 12/31/2014	$11.61702	$12.92033	0
01/01/2015 to 12/31/2015	$12.92033	$12.19660	0
01/01/2016 to 12/31/2016	$12.19660	$13.71886	0
01/01/2017 to 12/31/2017	$13.71886	$15.90270	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.55783	$7.98401	0
01/01/2009 to 12/31/2009	$7.98401	$10.31138	0
01/01/2010 to 12/31/2010	$10.31138	$12.99078	504
01/01/2011 to 12/31/2011	$12.99078	$13.55593	73
01/01/2012 to 12/31/2012	$13.55593	$15.30693	118
01/01/2013 to 12/31/2013	$15.30693	$15.45428	23
01/01/2014 to 12/31/2014	$15.45428	$19.80618	107
01/01/2015 to 12/31/2015	$19.80618	$20.32859	43
01/01/2016 to 12/31/2016	$20.32859	$20.86005	20
01/01/2017 to 12/31/2017	$20.86005	$21.69757	28
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.43198	$8.61999	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99825	$9.65873	1,835
01/01/2014 to 12/31/2014	$9.65873	$9.93793	1,835
01/01/2015 to 12/31/2015	$9.93793	$9.71925	33,851
01/01/2016 to 12/31/2016	$9.71925	$9.94990	362
01/01/2017 to 04/28/2017	$9.94990	$10.14105	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10348	$7.48354	14,194
01/01/2009 to 12/31/2009	$7.48354	$8.88137	16,736
01/01/2010 to 12/31/2010	$8.88137	$9.85295	18,386
01/01/2011 to 12/31/2011	$9.85295	$9.40740	21,314
01/01/2012 to 12/31/2012	$9.40740	$10.46483	26,619
01/01/2013 to 12/31/2013	$10.46483	$12.21404	23,545
01/01/2014 to 12/31/2014	$12.21404	$12.64070	25,915
01/01/2015 to 10/16/2015	$12.64070	$12.56323	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.20213	$7.18420	338,203
01/01/2009 to 12/31/2009	$7.18420	$8.71044	405,249
01/01/2010 to 12/31/2010	$8.71044	$9.75195	412,281
01/01/2011 to 12/31/2011	$9.75195	$9.40336	379,639
01/01/2012 to 12/31/2012	$9.40336	$10.18410	395,793
01/01/2013 to 12/31/2013	$10.18410	$11.44134	387,986
01/01/2014 to 12/31/2014	$11.44134	$11.55347	389,012
01/01/2015 to 12/31/2015	$11.55347	$11.42231	361,580
01/01/2016 to 12/31/2016	$11.42231	$11.65798	334,566
01/01/2017 to 12/31/2017	$11.65798	$13.29322	304,265
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99826	$7.45733	5,874
01/01/2009 to 11/13/2009	$7.45733	$8.30710	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.71445	40,068
01/01/2013 to 12/31/2013	$10.71445	$13.05594	45,140
01/01/2014 to 12/31/2014	$13.05594	$13.18731	42,323
01/01/2015 to 10/16/2015	$13.18731	$12.58954	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99825	$10.78251	1,225
01/01/2014 to 12/31/2014	$10.78251	$10.82567	1,225
01/01/2015 to 10/16/2015	$10.82567	$10.29550	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17493	$6.10058	641
01/01/2009 to 12/31/2009	$6.10058	$8.06833	1,402
01/01/2010 to 12/31/2010	$8.06833	$9.49404	1,184
01/01/2011 to 12/31/2011	$9.49404	$8.82617	566
01/01/2012 to 12/31/2012	$8.82617	$10.95611	581
01/01/2013 to 12/31/2013	$10.95611	$11.19183	148
01/01/2014 to 12/31/2014	$11.19183	$12.48181	349
01/01/2015 to 12/31/2015	$12.48181	$12.20812	191
01/01/2016 to 12/31/2016	$12.20812	$12.05876	94
01/01/2017 to 12/31/2017	$12.05876	$13.09078	187
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.87688	$7.52930	0
01/01/2009 to 12/31/2009	$7.52930	$11.01183	0
01/01/2010 to 12/31/2010	$11.01183	$11.88909	209
01/01/2011 to 12/31/2011	$11.88909	$11.17858	0
01/01/2012 to 12/31/2012	$11.17858	$13.10590	0
01/01/2013 to 12/31/2013	$13.10590	$16.64571	0
01/01/2014 to 02/07/2014	$16.64571	$16.36765	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.08115	$7.01424	0
01/01/2009 to 12/31/2009	$7.01424	$8.18418	0
01/01/2010 to 12/31/2010	$8.18418	$9.04440	0
01/01/2011 to 12/31/2011	$9.04440	$8.36561	0
01/01/2012 to 12/31/2012	$8.36561	$9.79991	0
01/01/2013 to 12/31/2013	$9.79991	$12.81173	0
01/01/2014 to 12/31/2014	$12.81173	$14.18909	0
01/01/2015 to 12/31/2015	$14.18909	$13.24853	179
01/01/2016 to 12/31/2016	$13.24853	$14.46725	76
01/01/2017 to 12/31/2017	$14.46725	$15.54406	124
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.80795	$7.42328	0
01/01/2009 to 12/31/2009	$7.42328	$11.41627	427
01/01/2010 to 12/31/2010	$11.41627	$13.39182	1,187
01/01/2011 to 12/31/2011	$13.39182	$12.71994	263
01/01/2012 to 12/31/2012	$12.71994	$14.89424	202
01/01/2013 to 12/31/2013	$14.89424	$19.27459	32
01/01/2014 to 12/31/2014	$19.27459	$21.04401	158
01/01/2015 to 12/31/2015	$21.04401	$19.42968	158
01/01/2016 to 12/31/2016	$19.42968	$19.33450	88
01/01/2017 to 12/31/2017	$19.33450	$24.05668	149
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08915	$7.59217	40,561
01/01/2009 to 12/31/2009	$7.59217	$9.17026	43,949
01/01/2010 to 12/31/2010	$9.17026	$10.01855	36,638
01/01/2011 to 12/31/2011	$10.01855	$9.75834	33,986
01/01/2012 to 12/31/2012	$9.75834	$10.52024	35,467
01/01/2013 to 12/31/2013	$10.52024	$11.31029	44,601
01/01/2014 to 12/31/2014	$11.31029	$11.51968	48,480
01/01/2015 to 12/31/2015	$11.51968	$11.17468	44,204
01/01/2016 to 12/31/2016	$11.17468	$11.51496	32,958
01/01/2017 to 12/31/2017	$11.51496	$12.65796	36,194

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03314	$7.62336	1,306
01/01/2009 to 12/31/2009	$7.62336	$9.46659	1,076
01/01/2010 to 12/31/2010	$9.46659	$11.74810	465
01/01/2011 to 12/31/2011	$11.74810	$11.65091	456
01/01/2012 to 12/31/2012	$11.65091	$13.19484	500
01/01/2013 to 12/31/2013	$13.19484	$17.93083	209
01/01/2014 to 12/31/2014	$17.93083	$18.81697	471
01/01/2015 to 12/31/2015	$18.81697	$17.40873	232
01/01/2016 to 12/31/2016	$17.40873	$21.18672	143
01/01/2017 to 12/31/2017	$21.18672	$23.27004	379
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.45102	$10.48777	4,603
01/01/2009 to 12/31/2009	$10.48777	$10.29201	14,531
01/01/2010 to 12/31/2010	$10.29201	$10.07791	1,709
01/01/2011 to 12/31/2011	$10.07791	$9.86837	3,458
01/01/2012 to 12/31/2012	$9.86837	$9.66107	3,566
01/01/2013 to 12/31/2013	$9.66107	$9.45779	195
01/01/2014 to 12/31/2014	$9.45779	$9.25875	529
01/01/2015 to 12/31/2015	$9.25875	$9.06383	464
01/01/2016 to 12/31/2016	$9.06383	$8.87349	239
01/01/2017 to 12/31/2017	$8.87349	$8.71666	808
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.64201	$7.75677	0
01/01/2009 to 12/31/2009	$7.75677	$10.29318	904
01/01/2010 to 12/31/2010	$10.29318	$11.43698	4,162
01/01/2011 to 12/31/2011	$11.43698	$11.55188	2,408
01/01/2012 to 12/31/2012	$11.55188	$12.87737	374
01/01/2013 to 12/31/2013	$12.87737	$13.51149	81
01/01/2014 to 12/31/2014	$13.51149	$13.56529	262
01/01/2015 to 12/31/2015	$13.56529	$12.80653	224
01/01/2016 to 12/31/2016	$12.80653	$14.46792	91
01/01/2017 to 12/31/2017	$14.46792	$15.22246	214
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.58035	$6.63284	0
01/01/2009 to 12/31/2009	$6.63284	$7.75509	0
01/01/2010 to 12/31/2010	$7.75509	$8.59095	0
01/01/2011 to 12/31/2011	$8.59095	$8.05852	0
01/01/2012 to 12/31/2012	$8.05852	$9.22079	0
01/01/2013 to 12/31/2013	$9.22079	$12.62489	0
01/01/2014 to 12/31/2014	$12.62489	$14.05810	0
01/01/2015 to 12/31/2015	$14.05810	$12.68362	0
01/01/2016 to 12/31/2016	$12.68362	$14.88655	0
01/01/2017 to 12/31/2017	$14.88655	$17.37125	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.32194	$6.00307	0
01/01/2009 to 12/31/2009	$6.00307	$7.95060	0
01/01/2010 to 12/31/2010	$7.95060	$8.91178	0
01/01/2011 to 12/31/2011	$8.91178	$7.59690	0
01/01/2012 to 12/31/2012	$7.59690	$8.95135	0
01/01/2013 to 12/31/2013	$8.95135	$10.43284	0
01/01/2014 to 12/31/2014	$10.43284	$9.64884	0
01/01/2015 to 12/31/2015	$9.64884	$9.74315	0
01/01/2016 to 12/31/2016	$9.74315	$9.17813	0
01/01/2017 to 12/31/2017	$9.17813	$12.16870	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.49528	$6.84949	838
01/01/2009 to 12/31/2009	$6.84949	$8.75042	691
01/01/2010 to 12/31/2010	$8.75042	$9.51572	263
01/01/2011 to 12/31/2011	$9.51572	$8.14664	293
01/01/2012 to 12/31/2012	$8.14664	$9.30490	321
01/01/2013 to 12/31/2013	$9.30490	$10.88229	134
01/01/2014 to 12/31/2014	$10.88229	$9.93905	302
01/01/2015 to 12/31/2015	$9.93905	$9.80934	149
01/01/2016 to 12/31/2016	$9.80934	$9.65905	92
01/01/2017 to 12/31/2017	$9.65905	$11.61362	184
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11166	$7.11750	10,115
01/01/2009 to 12/31/2009	$7.11750	$8.82580	12,012
01/01/2010 to 12/31/2010	$8.82580	$9.83405	15,656
01/01/2011 to 12/31/2011	$9.83405	$9.57260	14,436
01/01/2012 to 12/31/2012	$9.57260	$10.64380	18,387
01/01/2013 to 12/31/2013	$10.64380	$12.11634	29,591
01/01/2014 to 12/31/2014	$12.11634	$12.61628	32,188
01/01/2015 to 12/31/2015	$12.61628	$12.22130	34,133
01/01/2016 to 12/31/2016	$12.22130	$12.58880	33,459
01/01/2017 to 12/31/2017	$12.58880	$14.41429	28,676
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.66576	$7.84189	0
01/01/2009 to 12/31/2009	$7.84189	$10.43150	1,337
01/01/2010 to 12/31/2010	$10.43150	$10.94417	1,763
01/01/2011 to 12/31/2011	$10.94417	$9.73366	529
01/01/2012 to 12/31/2012	$9.73366	$11.61603	290
01/01/2013 to 12/31/2013	$11.61603	$13.11836	75
01/01/2014 to 12/31/2014	$13.11836	$12.02474	233
01/01/2015 to 12/31/2015	$12.02474	$11.44260	209
01/01/2016 to 12/31/2016	$11.44260	$11.41863	97
01/01/2017 to 12/31/2017	$11.41863	$14.49160	279
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.48901	$9.26576	216,934
01/01/2009 to 12/31/2009	$9.26576	$11.06807	252,584
01/01/2010 to 12/31/2010	$11.06807	$11.62819	210,165
01/01/2011 to 12/31/2011	$11.62819	$11.41042	208,542
01/01/2012 to 12/31/2012	$11.41042	$12.36735	203,929
01/01/2013 to 12/31/2013	$12.36735	$13.44281	216,843
01/01/2014 to 12/31/2014	$13.44281	$13.87695	205,078
01/01/2015 to 12/31/2015	$13.87695	$13.56006	200,206
01/01/2016 to 12/31/2016	$13.56006	$13.78480	187,393
01/01/2017 to 12/31/2017	$13.78480	$15.13401	171,961
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08364	$10.28433	0
01/01/2010 to 12/31/2010	$10.28433	$11.20726	0
01/01/2011 to 12/31/2011	$11.20726	$11.04434	0
01/01/2012 to 12/31/2012	$11.04434	$12.45348	0
01/01/2013 to 12/31/2013	$12.45348	$16.64059	0
01/01/2014 to 12/31/2014	$16.64059	$17.83853	0
01/01/2015 to 12/31/2015	$17.83853	$19.32012	0
01/01/2016 to 12/31/2016	$19.32012	$18.63740	0
01/01/2017 to 12/31/2017	$18.63740	$24.78385	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.83108	$7.07655	0
01/01/2009 to 12/31/2009	$7.07655	$8.98924	599
01/01/2010 to 12/31/2010	$8.98924	$10.53837	861
01/01/2011 to 12/31/2011	$10.53837	$10.22269	345
01/01/2012 to 12/31/2012	$10.22269	$11.23474	358
01/01/2013 to 12/31/2013	$11.23474	$15.02504	76
01/01/2014 to 12/31/2014	$15.02504	$16.26647	222
01/01/2015 to 12/31/2015	$16.26647	$17.52780	164
01/01/2016 to 12/31/2016	$17.52780	$18.11653	71
01/01/2017 to 12/31/2017	$18.11653	$23.58740	95
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.06283	$8.31161	0
01/01/2009 to 12/31/2009	$8.31161	$10.95231	0
01/01/2010 to 12/31/2010	$10.95231	$12.16009	5,465
01/01/2011 to 12/31/2011	$12.16009	$13.11538	1,712
01/01/2012 to 12/31/2012	$13.11538	$13.60028	0
01/01/2013 to 12/31/2013	$13.60028	$13.04772	0
01/01/2014 to 12/31/2014	$13.04772	$13.58919	0
01/01/2015 to 12/31/2015	$13.58919	$13.22545	0
01/01/2016 to 12/31/2016	$13.22545	$13.28456	0
01/01/2017 to 12/31/2017	$13.28456	$13.44183	0
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.60069	$8.78861	0
01/01/2009 to 12/31/2009	$8.78861	$11.31440	0
01/01/2010 to 12/31/2010	$11.31440	$12.41066	197
01/01/2011 to 12/31/2011	$12.41066	$11.76918	0
01/01/2012 to 12/31/2012	$11.76918	$14.18000	0
01/01/2013 to 12/31/2013	$14.18000	$17.71763	0
01/01/2014 to 12/31/2014	$17.71763	$17.97436	0
01/01/2015 to 12/31/2015	$17.97436	$17.33816	0
01/01/2016 to 12/31/2016	$17.33816	$18.18118	0
01/01/2017 to 12/31/2017	$18.18118	$22.04297	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.96421	$8.08374	0
01/01/2009 to 12/31/2009	$8.08374	$9.83697	0
01/01/2010 to 12/31/2010	$9.83697	$10.86121	0
01/01/2011 to 12/31/2011	$10.86121	$10.56972	0
01/01/2012 to 12/31/2012	$10.56972	$12.11467	0
01/01/2013 to 12/31/2013	$12.11467	$16.21309	0
01/01/2014 to 12/31/2014	$16.21309	$17.25433	0
01/01/2015 to 12/31/2015	$17.25433	$18.11220	0
01/01/2016 to 12/31/2016	$18.11220	$18.07074	0
01/01/2017 to 12/31/2017	$18.07074	$23.12420	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17925	0
01/01/2013 to 12/31/2013	$10.17925	$13.40346	0
01/01/2014 to 12/31/2014	$13.40346	$14.46206	0
01/01/2015 to 12/31/2015	$14.46206	$14.05525	0
01/01/2016 to 12/31/2016	$14.05525	$15.61022	0
01/01/2017 to 12/31/2017	$15.61022	$17.93242	232

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02816	$10.06271	0
01/01/2012 to 12/31/2012	$10.06271	$10.33058	0
01/01/2013 to 12/31/2013	$10.33058	$9.82659	0
01/01/2014 to 12/31/2014	$9.82659	$10.11528	0
01/01/2015 to 10/16/2015	$10.11528	$10.05111	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.08190	$8.38847	467
01/01/2009 to 12/31/2009	$8.38847	$10.65813	594
01/01/2010 to 12/31/2010	$10.65813	$13.42615	1,491
01/01/2011 to 12/31/2011	$13.42615	$13.36567	609
01/01/2012 to 12/31/2012	$13.36567	$14.70405	786
01/01/2013 to 12/31/2013	$14.70405	$19.08876	301
01/01/2014 to 12/31/2014	$19.08876	$20.17050	169
01/01/2015 to 10/16/2015	$20.17050	$20.60793	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.59164	$7.08274	2,719
01/01/2009 to 12/31/2009	$7.08274	$8.49810	2,423
01/01/2010 to 12/31/2010	$8.49810	$10.00545	1,808
01/01/2011 to 04/29/2011	$10.00545	$11.20572	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.87182	$6.71043	0
01/01/2009 to 12/31/2009	$6.71043	$9.23915	0
01/01/2010 to 12/31/2010	$9.23915	$11.16454	372
01/01/2011 to 12/31/2011	$11.16454	$10.65842	0
01/01/2012 to 12/31/2012	$10.65842	$12.22088	0
01/01/2013 to 12/31/2013	$12.22088	$16.98935	0
01/01/2014 to 12/31/2014	$16.98935	$19.00188	0
01/01/2015 to 12/31/2015	$19.00188	$17.55329	0
01/01/2016 to 12/31/2016	$17.55329	$20.31740	0
01/01/2017 to 12/31/2017	$20.31740	$22.63368	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29125	0
01/01/2013 to 12/31/2013	$10.29125	$11.98012	0
01/01/2014 to 12/31/2014	$11.98012	$12.33061	0
01/01/2015 to 12/31/2015	$12.33061	$11.92120	0
01/01/2016 to 12/31/2016	$11.92120	$12.17518	0
01/01/2017 to 12/31/2017	$12.17518	$13.88539	0
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10100	$5.56220	0
01/01/2009 to 12/31/2009	$5.56220	$9.06699	475
01/01/2010 to 12/31/2010	$9.06699	$10.85299	1,391
01/01/2011 to 12/31/2011	$10.85299	$8.47100	321
01/01/2012 to 12/31/2012	$8.47100	$9.77928	317
01/01/2013 to 12/31/2013	$9.77928	$9.59482	63
01/01/2014 to 12/31/2014	$9.59482	$8.95297	319
01/01/2015 to 12/31/2015	$8.95297	$7.29837	182
01/01/2016 to 12/31/2016	$7.29837	$8.02833	83
01/01/2017 to 12/31/2017	$8.02833	$9.93315	104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.28575	$8.89526	403,095
01/01/2009 to 12/31/2009	$8.89526	$10.45297	454,267
01/01/2010 to 12/31/2010	$10.45297	$11.31482	415,615
01/01/2011 to 12/31/2011	$11.31482	$11.18744	376,199
01/01/2012 to 12/31/2012	$11.18744	$12.08780	405,336
01/01/2013 to 12/31/2013	$12.08780	$12.92344	405,941
01/01/2014 to 12/31/2014	$12.92344	$13.38204	396,738
01/01/2015 to 12/31/2015	$13.38204	$13.11913	330,834
01/01/2016 to 12/31/2016	$13.11913	$13.55324	287,768
01/01/2017 to 12/31/2017	$13.55324	$14.61302	252,246
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01817	$10.06259	0
01/01/2012 to 12/31/2012	$10.06259	$10.55085	0
01/01/2013 to 12/31/2013	$10.55085	$10.08987	0
01/01/2014 to 12/31/2014	$10.08987	$10.47613	0
01/01/2015 to 12/31/2015	$10.47613	$10.22815	0
01/01/2016 to 12/31/2016	$10.22815	$10.43484	0
01/01/2017 to 12/31/2017	$10.43484	$10.79503	366
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.39013	$6.61081	279,112
01/01/2009 to 12/31/2009	$6.61081	$8.15269	320,913
01/01/2010 to 12/31/2010	$8.15269	$9.49915	335,516
01/01/2011 to 12/31/2011	$9.49915	$8.72164	289,364
01/01/2012 to 12/31/2012	$8.72164	$9.64095	276,214
01/01/2013 to 12/31/2013	$9.64095	$11.04506	295,386
01/01/2014 to 12/31/2014	$11.04506	$11.80709	280,445
01/01/2015 to 12/31/2015	$11.80709	$11.48776	314,926
01/01/2016 to 12/31/2016	$11.48776	$12.38175	301,211
01/01/2017 to 12/31/2017	$12.38175	$14.07297	354,941
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99825	$11.63992	0
01/01/2014 to 12/31/2014	$11.63992	$13.13171	0
01/01/2015 to 12/31/2015	$13.13171	$13.05374	0
01/01/2016 to 12/31/2016	$13.05374	$14.16694	0
01/01/2017 to 12/31/2017	$14.16694	$16.83933	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.41173	$6.84612	0
01/01/2009 to 12/31/2009	$6.84612	$8.16461	0
01/01/2010 to 12/31/2010	$8.16461	$9.19572	623
01/01/2011 to 12/31/2011	$9.19572	$9.31379	0
01/01/2012 to 12/31/2012	$9.31379	$10.83195	0
01/01/2013 to 12/31/2013	$10.83195	$14.04263	0
01/01/2014 to 12/31/2014	$14.04263	$16.11343	0
01/01/2015 to 12/31/2015	$16.11343	$16.26001	0
01/01/2016 to 12/31/2016	$16.26001	$18.28171	0
01/01/2017 to 12/31/2017	$18.28171	$21.88041	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99825	$8.87224	0
01/01/2012 to 12/31/2012	$8.87224	$9.82808	0
01/01/2013 to 12/31/2013	$9.82808	$11.77614	3,317
01/01/2014 to 12/31/2014	$11.77614	$12.27770	3,316
01/01/2015 to 12/31/2015	$12.27770	$12.03733	2,596
01/01/2016 to 12/31/2016	$12.03733	$12.52956	3,089
01/01/2017 to 12/31/2017	$12.52956	$14.49778	18,948

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08097	$7.32380	22,171
01/01/2009 to 12/31/2009	$7.32380	$8.84650	36,583
01/01/2010 to 12/31/2010	$8.84650	$9.69251	46,112
01/01/2011 to 12/31/2011	$9.69251	$9.31643	36,265
01/01/2012 to 12/31/2012	$9.31643	$10.05781	42,650
01/01/2013 to 12/31/2013	$10.05781	$11.07099	30,600
01/01/2014 to 12/31/2014	$11.07099	$11.39502	37,309
01/01/2015 to 12/31/2015	$11.39502	$11.13666	35,838
01/01/2016 to 12/31/2016	$11.13666	$11.42774	30,882
01/01/2017 to 12/31/2017	$11.42774	$13.00392	32,025
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09915	$6.67683	18,437
01/01/2009 to 12/31/2009	$6.67683	$8.29136	20,543
01/01/2010 to 12/31/2010	$8.29136	$9.28112	29,681
01/01/2011 to 12/31/2011	$9.28112	$8.86895	29,614
01/01/2012 to 12/31/2012	$8.86895	$10.06261	31,938
01/01/2013 to 12/31/2013	$10.06261	$11.62983	46,344
01/01/2014 to 12/31/2014	$11.62983	$12.00354	53,486
01/01/2015 to 12/31/2015	$12.00354	$11.68719	104,324
01/01/2016 to 12/31/2016	$11.68719	$12.22191	95,516
01/01/2017 to 04/28/2017	$12.22191	$12.69424	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.76249	$8.03826	28,174
01/01/2009 to 12/31/2009	$8.03826	$10.02627	46,245
01/01/2010 to 12/31/2010	$10.02627	$10.97475	47,685
01/01/2011 to 12/31/2011	$10.97475	$10.38093	45,287
01/01/2012 to 12/31/2012	$10.38093	$11.29392	50,319
01/01/2013 to 12/31/2013	$11.29392	$12.64847	51,210
01/01/2014 to 12/31/2014	$12.64847	$12.75818	50,483
01/01/2015 to 10/16/2015	$12.75818	$12.36376	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.13512	$7.18873	0
01/01/2009 to 12/31/2009	$7.18873	$9.33599	0
01/01/2010 to 12/31/2010	$9.33599	$12.11421	313
01/01/2011 to 12/31/2011	$12.11421	$10.30454	1,070
01/01/2012 to 12/31/2012	$10.30454	$12.11213	1,210
01/01/2013 to 12/31/2013	$12.11213	$16.69652	547
01/01/2014 to 12/31/2014	$16.69652	$17.15266	1,047
01/01/2015 to 12/31/2015	$17.15266	$17.01573	648
01/01/2016 to 12/31/2016	$17.01573	$17.94086	307
01/01/2017 to 12/31/2017	$17.94086	$22.42793	722
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.36529	$6.59557	0
01/01/2009 to 12/31/2009	$6.59557	$8.64603	263
01/01/2010 to 12/31/2010	$8.64603	$11.54673	207
01/01/2011 to 12/31/2011	$11.54673	$11.19338	82
01/01/2012 to 12/31/2012	$11.19338	$12.29157	0
01/01/2013 to 12/31/2013	$12.29157	$16.26529	0
01/01/2014 to 12/31/2014	$16.26529	$16.53096	0
01/01/2015 to 12/31/2015	$16.53096	$16.31014	0
01/01/2016 to 12/31/2016	$16.31014	$17.89590	0
01/01/2017 to 12/31/2017	$17.89590	$21.71043	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.51553	$7.92294	0
01/01/2009 to 12/31/2009	$7.92294	$9.85035	229
01/01/2010 to 12/31/2010	$9.85035	$12.14978	417
01/01/2011 to 12/31/2011	$12.14978	$11.18351	71
01/01/2012 to 12/31/2012	$11.18351	$12.93597	0
01/01/2013 to 12/31/2013	$12.93597	$17.40023	0
01/01/2014 to 12/31/2014	$17.40023	$17.93134	0
01/01/2015 to 12/31/2015	$17.93134	$16.79729	0
01/01/2016 to 12/31/2016	$16.79729	$21.24700	0
01/01/2017 to 12/31/2017	$21.24700	$22.32918	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.82256	$8.57089	173,887
01/01/2009 to 12/31/2009	$8.57089	$10.41585	227,995
01/01/2010 to 12/31/2010	$10.41585	$11.37298	263,450
01/01/2011 to 12/31/2011	$11.37298	$11.35486	257,883
01/01/2012 to 12/31/2012	$11.35486	$12.61577	288,496
01/01/2013 to 12/31/2013	$12.61577	$14.42921	320,672
01/01/2014 to 12/31/2014	$14.42921	$14.95605	331,895
01/01/2015 to 12/31/2015	$14.95605	$14.64748	328,901
01/01/2016 to 12/31/2016	$14.64748	$15.42163	323,452
01/01/2017 to 12/31/2017	$15.42163	$17.42399	288,441
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.51791	$6.55256	0
01/01/2009 to 12/31/2009	$6.55256	$7.94114	675
01/01/2010 to 12/31/2010	$7.94114	$8.80362	945
01/01/2011 to 12/31/2011	$8.80362	$8.47732	314
01/01/2012 to 12/31/2012	$8.47732	$9.73017	341
01/01/2013 to 12/31/2013	$9.73017	$12.35305	80
01/01/2014 to 12/31/2014	$12.35305	$12.99600	222
01/01/2015 to 10/16/2015	$12.99600	$12.00461	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.05504	$6.43180	0
01/01/2009 to 12/31/2009	$6.43180	$9.65708	0
01/01/2010 to 12/31/2010	$9.65708	$10.94866	0
01/01/2011 to 12/31/2011	$10.94866	$10.53687	0
01/01/2012 to 12/31/2012	$10.53687	$12.12848	0
01/01/2013 to 12/31/2013	$12.12848	$17.10074	0
01/01/2014 to 12/31/2014	$17.10074	$18.13790	0
01/01/2015 to 12/31/2015	$18.13790	$19.45780	0
01/01/2016 to 12/31/2016	$19.45780	$19.56318	0
01/01/2017 to 12/31/2017	$19.56318	$26.40885	162
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.59690	$7.73169	0
01/01/2009 to 12/31/2009	$7.73169	$8.95107	0
01/01/2010 to 12/31/2010	$8.95107	$9.85304	0
01/01/2011 to 12/31/2011	$9.85304	$9.59855	0
01/01/2012 to 12/31/2012	$9.59855	$10.65551	0
01/01/2013 to 12/31/2013	$10.65551	$14.04359	0
01/01/2014 to 12/31/2014	$14.04359	$13.96212	0
01/01/2015 to 12/31/2015	$13.96212	$12.83944	0
01/01/2016 to 12/31/2016	$12.83944	$13.34012	0
01/01/2017 to 12/31/2017	$13.34012	$15.22191	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.24214	$8.93123	0
01/01/2009 to 12/31/2009	$8.93123	$13.05802	414
01/01/2010 to 12/31/2010	$13.05802	$15.39811	1,941
01/01/2011 to 12/31/2011	$15.39811	$12.82550	854
01/01/2012 to 12/31/2012	$12.82550	$13.00913	985
01/01/2013 to 12/31/2013	$13.00913	$14.69414	494
01/01/2014 to 12/31/2014	$14.69414	$13.18203	197
01/01/2015 to 12/31/2015	$13.18203	$10.41997	202
01/01/2016 to 12/31/2016	$10.41997	$12.71216	130
01/01/2017 to 12/31/2017	$12.71216	$13.72798	158
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.51014	$10.03832	0
01/01/2009 to 12/31/2009	$10.03832	$11.01755	1,252
01/01/2010 to 12/31/2010	$11.01755	$11.40516	5,304
01/01/2011 to 12/31/2011	$11.40516	$11.62600	2,357
01/01/2012 to 12/31/2012	$11.62600	$11.97556	297
01/01/2013 to 12/31/2013	$11.97556	$11.28342	42
01/01/2014 to 12/31/2014	$11.28342	$11.10740	126
01/01/2015 to 12/31/2015	$11.10740	$10.37148	115
01/01/2016 to 12/31/2016	$10.37148	$10.59617	52
01/01/2017 to 12/31/2017	$10.59617	$10.58537	365
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.60037	$7.02641	840
01/01/2009 to 12/31/2009	$7.02641	$9.55328	692
01/01/2010 to 12/31/2010	$9.55328	$11.56022	263
01/01/2011 to 12/31/2011	$11.56022	$10.92663	293
01/01/2012 to 12/31/2012	$10.92663	$12.66562	322
01/01/2013 to 12/31/2013	$12.66562	$16.41830	134
01/01/2014 to 12/31/2014	$16.41830	$18.47873	303
01/01/2015 to 12/31/2015	$18.47873	$16.89426	149
01/01/2016 to 12/31/2016	$16.89426	$18.85427	92
01/01/2017 to 12/31/2017	$18.85427	$21.87900	184
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.13812	$6.85286	6,145
01/01/2009 to 12/31/2009	$6.85286	$8.61586	6,280
01/01/2010 to 12/31/2010	$8.61586	$9.66907	4,063
01/01/2011 to 12/31/2011	$9.66907	$9.13871	5,089
01/01/2012 to 12/31/2012	$9.13871	$9.93078	5,256
01/01/2013 to 12/31/2013	$9.93078	$11.71505	5,730
01/01/2014 to 12/31/2014	$11.71505	$12.09976	11,030
01/01/2015 to 12/31/2015	$12.09976	$11.77015	17,892
01/01/2016 to 12/31/2016	$11.77015	$12.27470	20,732
01/01/2017 to 12/31/2017	$12.27470	$13.65060	18,975
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97382	$9.25507	0
01/01/2009 to 12/31/2009	$9.25507	$10.11398	0
01/01/2010 to 12/31/2010	$10.11398	$10.67324	5,081
01/01/2011 to 12/31/2011	$10.67324	$11.07849	3,621
01/01/2012 to 12/31/2012	$11.07849	$11.69664	891
01/01/2013 to 12/31/2013	$11.69664	$11.27951	343
01/01/2014 to 12/31/2014	$11.27951	$11.83691	332
01/01/2015 to 12/31/2015	$11.83691	$11.73111	176
01/01/2016 to 12/31/2016	$11.73111	$12.07618	77
01/01/2017 to 12/31/2017	$12.07618	$12.56843	117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07798	$6.62220	24,606
01/01/2009 to 12/31/2009	$6.62220	$8.43190	32,302
01/01/2010 to 12/31/2010	$8.43190	$9.09971	46,682
01/01/2011 to 12/31/2011	$9.09971	$8.75962	40,420
01/01/2012 to 09/21/2012	$8.75962	$9.78063	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Spousal Lifetime Five Income Benefit Only (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.67705	$7.78101	400,452
01/01/2009 to 12/31/2009	$7.78101	$9.45889	386,144
01/01/2010 to 12/31/2010	$9.45889	$10.35258	365,884
01/01/2011 to 12/31/2011	$10.35258	$9.85110	349,067
01/01/2012 to 12/31/2012	$9.85110	$10.83936	322,739
01/01/2013 to 12/31/2013	$10.83936	$11.65248	294,864
01/01/2014 to 12/31/2014	$11.65248	$11.82550	279,890
01/01/2015 to 12/31/2015	$11.82550	$11.18749	243,222
01/01/2016 to 12/31/2016	$11.18749	$11.62937	229,255
01/01/2017 to 12/31/2017	$11.62937	$12.79934	216,745
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.35477	$7.79118	47,145
01/01/2009 to 12/31/2009	$7.79118	$9.61143	48,328
01/01/2010 to 12/31/2010	$9.61143	$10.68319	51,361
01/01/2011 to 12/31/2011	$10.68319	$10.45514	51,573
01/01/2012 to 12/31/2012	$10.45514	$11.61448	49,699
01/01/2013 to 12/31/2013	$11.61448	$13.23315	52,117
01/01/2014 to 12/31/2014	$13.23315	$13.72573	49,418
01/01/2015 to 12/31/2015	$13.72573	$13.52487	50,821
01/01/2016 to 12/31/2016	$13.52487	$14.16099	48,475
01/01/2017 to 12/31/2017	$14.16099	$16.18674	46,041
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.46666	$7.31404	0
01/01/2009 to 12/31/2009	$7.31404	$8.42035	0
01/01/2010 to 12/31/2010	$8.42035	$9.37086	0
01/01/2011 to 12/31/2011	$9.37086	$9.48765	0
01/01/2012 to 05/04/2012	$9.48765	$10.28723	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.54845	$8.04854	213,105
01/01/2009 to 12/31/2009	$8.04854	$9.70059	237,061
01/01/2010 to 12/31/2010	$9.70059	$10.65023	244,246
01/01/2011 to 12/31/2011	$10.65023	$10.28464	234,903
01/01/2012 to 12/31/2012	$10.28464	$11.30707	224,766
01/01/2013 to 12/31/2013	$11.30707	$13.00353	207,425
01/01/2014 to 12/31/2014	$13.00353	$13.54010	194,889
01/01/2015 to 12/31/2015	$13.54010	$13.29865	172,136
01/01/2016 to 12/31/2016	$13.29865	$13.81917	143,223
01/01/2017 to 12/31/2017	$13.81917	$15.52303	141,745
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99751	$9.12885	0
01/01/2012 to 12/31/2012	$9.12885	$9.98474	0
01/01/2013 to 12/31/2013	$9.98474	$10.81958	0
01/01/2014 to 12/31/2014	$10.81958	$11.09402	6,336
01/01/2015 to 12/31/2015	$11.09402	$10.51910	6,333
01/01/2016 to 12/31/2016	$10.51910	$10.99888	6,330
01/01/2017 to 12/31/2017	$10.99888	$12.10823	6,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.45656	0
01/01/2014 to 12/31/2014	$10.45656	$10.58720	0
01/01/2015 to 12/31/2015	$10.58720	$10.37734	0
01/01/2016 to 12/31/2016	$10.37734	$10.78849	0
01/01/2017 to 04/28/2017	$10.78849	$11.15045	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.60065	$10.47781	0
01/01/2009 to 12/31/2009	$10.47781	$11.29002	0
01/01/2010 to 12/31/2010	$11.29002	$11.46655	0
01/01/2011 to 12/31/2011	$11.46655	$11.46118	0
01/01/2012 to 12/31/2012	$11.46118	$11.72899	0
01/01/2013 to 12/31/2013	$11.72899	$11.21591	0
01/01/2014 to 12/31/2014	$11.21591	$10.95294	0
01/01/2015 to 12/31/2015	$10.95294	$10.75838	0
01/01/2016 to 12/31/2016	$10.75838	$10.68907	0
01/01/2017 to 12/31/2017	$10.68907	$10.62718	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.86301	$10.37888	0
01/01/2009 to 12/31/2009	$10.37888	$11.82223	0
01/01/2010 to 12/31/2010	$11.82223	$12.44845	0
01/01/2011 to 12/31/2011	$12.44845	$12.55575	0
01/01/2012 to 12/31/2012	$12.55575	$13.41715	0
01/01/2013 to 12/31/2013	$13.41715	$12.87458	0
01/01/2014 to 12/31/2014	$12.87458	$13.11750	0
01/01/2015 to 12/31/2015	$13.11750	$12.55226	0
01/01/2016 to 12/31/2016	$12.55226	$12.78941	0
01/01/2017 to 12/31/2017	$12.78941	$13.04806	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14490	$10.29213	0
01/01/2010 to 12/31/2010	$10.29213	$11.44159	0
01/01/2011 to 12/31/2011	$11.44159	$10.52792	0
01/01/2012 to 12/31/2012	$10.52792	$11.65274	0
01/01/2013 to 12/31/2013	$11.65274	$14.97096	0
01/01/2014 to 12/31/2014	$14.97096	$16.13666	0
01/01/2015 to 12/31/2015	$16.13666	$15.02217	0
01/01/2016 to 12/31/2016	$15.02217	$16.70362	0
01/01/2017 to 04/28/2017	$16.70362	$17.27019	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.92105	$7.58135	457,337
01/01/2009 to 12/31/2009	$7.58135	$9.28814	451,348
01/01/2010 to 12/31/2010	$9.28814	$10.29386	404,450
01/01/2011 to 12/31/2011	$10.29386	$9.81857	378,795
01/01/2012 to 12/31/2012	$9.81857	$10.91458	326,988
01/01/2013 to 12/31/2013	$10.91458	$13.08906	306,909
01/01/2014 to 12/31/2014	$13.08906	$13.68977	288,274
01/01/2015 to 12/31/2015	$13.68977	$13.45328	242,792
01/01/2016 to 12/31/2016	$13.45328	$14.05054	233,214
01/01/2017 to 12/31/2017	$14.05054	$16.19280	218,138
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60230	0
01/01/2014 to 12/31/2014	$11.60230	$12.88496	0
01/01/2015 to 12/31/2015	$12.88496	$12.14530	0
01/01/2016 to 12/31/2016	$12.14530	$13.64122	0
01/01/2017 to 12/31/2017	$13.64122	$15.78950	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.50625	$7.93961	0
01/01/2009 to 12/31/2009	$7.93961	$10.23905	0
01/01/2010 to 12/31/2010	$10.23905	$12.88076	0
01/01/2011 to 12/31/2011	$12.88076	$13.42144	0
01/01/2012 to 12/31/2012	$13.42144	$15.13273	0
01/01/2013 to 12/31/2013	$15.13273	$15.25591	0
01/01/2014 to 12/31/2014	$15.25591	$19.52324	0
01/01/2015 to 12/31/2015	$19.52324	$20.00868	0
01/01/2016 to 12/31/2016	$20.00868	$20.50180	0
01/01/2017 to 12/31/2017	$20.50180	$21.29380	0
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.39302	$8.57750	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99813	$9.64906	0
01/01/2014 to 12/31/2014	$9.64906	$9.91332	0
01/01/2015 to 12/31/2015	$9.91332	$9.68098	0
01/01/2016 to 12/31/2016	$9.68098	$9.89620	0
01/01/2017 to 04/28/2017	$9.89620	$10.08154	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10344	$7.47620	0
01/01/2009 to 12/31/2009	$7.47620	$8.85972	0
01/01/2010 to 12/31/2010	$8.85972	$9.81450	0
01/01/2011 to 12/31/2011	$9.81450	$9.35692	0
01/01/2012 to 12/31/2012	$9.35692	$10.39334	0
01/01/2013 to 12/31/2013	$10.39334	$12.11275	0
01/01/2014 to 12/31/2014	$12.11275	$12.51742	0
01/01/2015 to 10/16/2015	$12.51742	$12.42625	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.17279	$7.15487	96,940
01/01/2009 to 12/31/2009	$7.15487	$8.66215	92,702
01/01/2010 to 12/31/2010	$8.66215	$9.68378	89,678
01/01/2011 to 12/31/2011	$9.68378	$9.32398	82,557
01/01/2012 to 12/31/2012	$9.32398	$10.08333	77,389
01/01/2013 to 12/31/2013	$10.08333	$11.31154	73,844
01/01/2014 to 12/31/2014	$11.31154	$11.40557	66,248
01/01/2015 to 12/31/2015	$11.40557	$11.25953	54,050
01/01/2016 to 12/31/2016	$11.25953	$11.47513	50,570
01/01/2017 to 12/31/2017	$11.47513	$13.06564	47,033
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99814	$7.45232	0
01/01/2009 to 11/13/2009	$7.45232	$8.29100	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.70381	1,502
01/01/2013 to 12/31/2013	$10.70381	$13.02381	1,448
01/01/2014 to 12/31/2014	$13.02381	$13.13555	1,388
01/01/2015 to 10/16/2015	$13.13555	$12.52555	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.77163	0
01/01/2014 to 12/31/2014	$10.77163	$10.79879	0
01/01/2015 to 10/16/2015	$10.79879	$10.25800	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17481	$6.09650	0
01/01/2009 to 12/31/2009	$6.09650	$8.05116	0
01/01/2010 to 12/31/2010	$8.05116	$9.46002	0
01/01/2011 to 12/31/2011	$9.46002	$8.78163	0
01/01/2012 to 12/31/2012	$8.78163	$10.88468	0
01/01/2013 to 12/31/2013	$10.88468	$11.10256	0
01/01/2014 to 12/31/2014	$11.10256	$12.36411	0
01/01/2015 to 12/31/2015	$12.36411	$12.07532	0
01/01/2016 to 12/31/2016	$12.07532	$11.91011	0
01/01/2017 to 12/31/2017	$11.91011	$12.91053	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.82386	$7.48722	0
01/01/2009 to 12/31/2009	$7.48722	$10.93431	0
01/01/2010 to 12/31/2010	$10.93431	$11.78814	0
01/01/2011 to 12/31/2011	$11.78814	$11.06745	0
01/01/2012 to 12/31/2012	$11.06745	$12.95645	0
01/01/2013 to 12/31/2013	$12.95645	$16.43180	0
01/01/2014 to 02/07/2014	$16.43180	$16.15486	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$12.03143	$6.97511	0
01/01/2009 to 12/31/2009	$6.97511	$8.12654	0
01/01/2010 to 12/31/2010	$8.12654	$8.96759	0
01/01/2011 to 12/31/2011	$8.96759	$8.28237	0
01/01/2012 to 12/31/2012	$8.28237	$9.68809	0
01/01/2013 to 12/31/2013	$9.68809	$12.64699	0
01/01/2014 to 12/31/2014	$12.64699	$13.98609	0
01/01/2015 to 12/31/2015	$13.98609	$13.03987	0
01/01/2016 to 12/31/2016	$13.03987	$14.21864	0
01/01/2017 to 12/31/2017	$14.21864	$15.25461	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.75534	$7.38191	0
01/01/2009 to 12/31/2009	$7.38191	$11.33587	0
01/01/2010 to 12/31/2010	$11.33587	$13.27803	0
01/01/2011 to 12/31/2011	$13.27803	$12.59342	0
01/01/2012 to 12/31/2012	$12.59342	$14.72440	0
01/01/2013 to 12/31/2013	$14.72440	$19.02687	0
01/01/2014 to 12/31/2014	$19.02687	$20.74304	0
01/01/2015 to 12/31/2015	$20.74304	$19.12377	0
01/01/2016 to 12/31/2016	$19.12377	$19.00229	0
01/01/2017 to 12/31/2017	$19.00229	$23.60877	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08911	$7.58468	1,612
01/01/2009 to 12/31/2009	$7.58468	$9.14789	1,534
01/01/2010 to 12/31/2010	$9.14789	$9.97940	1,458
01/01/2011 to 12/31/2011	$9.97940	$9.70594	1,384
01/01/2012 to 12/31/2012	$9.70594	$10.44837	1,331
01/01/2013 to 12/31/2013	$10.44837	$11.21657	1,314
01/01/2014 to 12/31/2014	$11.21657	$11.40747	1,256
01/01/2015 to 12/31/2015	$11.40747	$11.04951	1,196
01/01/2016 to 12/31/2016	$11.04951	$11.36932	1,135
01/01/2017 to 12/31/2017	$11.36932	$12.47952	1,091

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03302	$7.61835	0
01/01/2009 to 12/31/2009	$7.61835	$9.44641	0
01/01/2010 to 12/31/2010	$9.44641	$11.70578	0
01/01/2011 to 12/31/2011	$11.70578	$11.59196	0
01/01/2012 to 12/31/2012	$11.59196	$13.10878	0
01/01/2013 to 12/31/2013	$13.10878	$17.78780	0
01/01/2014 to 12/31/2014	$17.78780	$18.63957	0
01/01/2015 to 12/31/2015	$18.63957	$17.21927	0
01/01/2016 to 12/31/2016	$17.21927	$20.92536	0
01/01/2017 to 12/31/2017	$20.92536	$22.94936	0
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.42533	$10.44662	0
01/01/2009 to 12/31/2009	$10.44662	$10.23676	0
01/01/2010 to 12/31/2010	$10.23676	$10.00912	0
01/01/2011 to 12/31/2011	$10.00912	$9.78655	0
01/01/2012 to 12/31/2012	$9.78655	$9.56663	0
01/01/2013 to 12/31/2013	$9.56663	$9.35158	0
01/01/2014 to 12/31/2014	$9.35158	$9.14136	0
01/01/2015 to 12/31/2015	$9.14136	$8.93571	0
01/01/2016 to 12/31/2016	$8.93571	$8.73547	0
01/01/2017 to 12/31/2017	$8.73547	$8.56868	0
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.59817	$7.71350	0
01/01/2009 to 12/31/2009	$7.71350	$10.22092	0
01/01/2010 to 12/31/2010	$10.22092	$11.33996	0
01/01/2011 to 12/31/2011	$11.33996	$11.43711	0
01/01/2012 to 12/31/2012	$11.43711	$12.73073	0
01/01/2013 to 12/31/2013	$12.73073	$13.33806	0
01/01/2014 to 12/31/2014	$13.33806	$13.37164	0
01/01/2015 to 12/31/2015	$13.37164	$12.60512	0
01/01/2016 to 12/31/2016	$12.60512	$14.21951	0
01/01/2017 to 12/31/2017	$14.21951	$14.93925	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.53283	$6.59589	0
01/01/2009 to 12/31/2009	$6.59589	$7.70055	0
01/01/2010 to 12/31/2010	$7.70055	$8.51795	0
01/01/2011 to 12/31/2011	$8.51795	$7.97841	0
01/01/2012 to 12/31/2012	$7.97841	$9.11568	0
01/01/2013 to 12/31/2013	$9.11568	$12.46280	0
01/01/2014 to 12/31/2014	$12.46280	$13.85728	0
01/01/2015 to 12/31/2015	$13.85728	$12.48421	0
01/01/2016 to 12/31/2016	$12.48421	$14.63112	0
01/01/2017 to 12/31/2017	$14.63112	$17.04823	0
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.29178	$5.97954	0
01/01/2009 to 12/31/2009	$5.97954	$7.90775	0
01/01/2010 to 12/31/2010	$7.90775	$8.85072	0
01/01/2011 to 12/31/2011	$8.85072	$7.53378	0
01/01/2012 to 12/31/2012	$7.53378	$8.86389	0
01/01/2013 to 12/31/2013	$8.86389	$10.31589	0
01/01/2014 to 12/31/2014	$10.31589	$9.52677	0
01/01/2015 to 12/31/2015	$9.52677	$9.60572	0
01/01/2016 to 12/31/2016	$9.60572	$9.03541	0
01/01/2017 to 12/31/2017	$9.03541	$11.96189	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.46444	$6.82250	0
01/01/2009 to 12/31/2009	$6.82250	$8.70312	0
01/01/2010 to 12/31/2010	$8.70312	$9.45037	0
01/01/2011 to 12/31/2011	$9.45037	$8.07874	0
01/01/2012 to 12/31/2012	$8.07874	$9.21373	0
01/01/2013 to 12/31/2013	$9.21373	$10.75994	0
01/01/2014 to 12/31/2014	$10.75994	$9.81286	0
01/01/2015 to 12/31/2015	$9.81286	$9.67056	0
01/01/2016 to 12/31/2016	$9.67056	$9.50854	0
01/01/2017 to 12/31/2017	$9.50854	$11.41590	0
AST Investment Grade Bond Portfolio
05/01/2009* to 12/31/2009	$9.98124	$10.83253	0
01/01/2010 to 12/31/2010	$10.83253	$11.73376	0
01/01/2011 to 12/31/2011	$11.73376	$12.89793	0
01/01/2012 to 12/31/2012	$12.89793	$13.79278	0
01/01/2013 to 12/31/2013	$13.79278	$13.05358	0
01/01/2014 to 12/31/2014	$13.05358	$13.61868	0
01/01/2015 to 12/31/2015	$13.61868	$13.46870	0
01/01/2016 to 12/31/2016	$13.46870	$13.72014	0
01/01/2017 to 12/31/2017	$13.72014	$13.99076	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11162	$7.11052	0
01/01/2009 to 12/31/2009	$7.11052	$8.80420	0
01/01/2010 to 12/31/2010	$8.80420	$9.79553	0
01/01/2011 to 12/31/2011	$9.79553	$9.52105	0
01/01/2012 to 12/31/2012	$9.52105	$10.57078	0
01/01/2013 to 12/31/2013	$10.57078	$12.01556	0
01/01/2014 to 12/31/2014	$12.01556	$12.49292	0
01/01/2015 to 12/31/2015	$12.49292	$12.08400	0
01/01/2016 to 12/31/2016	$12.08400	$12.42930	0
01/01/2017 to 12/31/2017	$12.42930	$14.21077	0
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.60959	$7.79817	0
01/01/2009 to 12/31/2009	$7.79817	$10.35804	0
01/01/2010 to 12/31/2010	$10.35804	$10.85122	0
01/01/2011 to 12/31/2011	$10.85122	$9.63698	0
01/01/2012 to 12/31/2012	$9.63698	$11.48382	0
01/01/2013 to 12/31/2013	$11.48382	$12.94997	0
01/01/2014 to 12/31/2014	$12.94997	$11.85292	0
01/01/2015 to 12/31/2015	$11.85292	$11.26253	0
01/01/2016 to 12/31/2016	$11.26253	$11.22263	0
01/01/2017 to 12/31/2017	$11.22263	$14.22205	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.44173	$9.21405	14,255
01/01/2009 to 12/31/2009	$9.21405	$10.99024	16,985
01/01/2010 to 12/31/2010	$10.99024	$11.52951	17,589
01/01/2011 to 12/31/2011	$11.52951	$11.29693	14,288
01/01/2012 to 12/31/2012	$11.29693	$12.22630	14,049
01/01/2013 to 12/31/2013	$12.22630	$13.27000	13,740
01/01/2014 to 12/31/2014	$13.27000	$13.67845	13,060
01/01/2015 to 12/31/2015	$13.67845	$13.34643	12,337
01/01/2016 to 12/31/2016	$13.34643	$13.54783	11,652
01/01/2017 to 12/31/2017	$13.54783	$14.85208	11,034

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28234	0
01/01/2010 to 12/31/2010	$10.28234	$11.18859	0
01/01/2011 to 12/31/2011	$11.18859	$11.00994	0
01/01/2012 to 12/31/2012	$11.00994	$12.39649	0
01/01/2013 to 12/31/2013	$12.39649	$16.54020	0
01/01/2014 to 12/31/2014	$16.54020	$17.70496	0
01/01/2015 to 12/31/2015	$17.70496	$19.14731	0
01/01/2016 to 12/31/2016	$19.14731	$18.44363	0
01/01/2017 to 12/31/2017	$18.44363	$24.49033	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.77831	$7.03710	0
01/01/2009 to 12/31/2009	$7.03710	$8.92597	0
01/01/2010 to 12/31/2010	$8.92597	$10.44883	0
01/01/2011 to 12/31/2011	$10.44883	$10.12099	0
01/01/2012 to 12/31/2012	$10.12099	$11.10653	0
01/01/2013 to 12/31/2013	$11.10653	$14.83180	0
01/01/2014 to 12/31/2014	$14.83180	$16.03371	0
01/01/2015 to 12/31/2015	$16.03371	$17.25179	0
01/01/2016 to 12/31/2016	$17.25179	$17.80519	0
01/01/2017 to 12/31/2017	$17.80519	$23.14812	0
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$11.01730	$8.26531	0
01/01/2009 to 12/31/2009	$8.26531	$10.87532	0
01/01/2010 to 12/31/2010	$10.87532	$12.05706	0
01/01/2011 to 12/31/2011	$12.05706	$12.98528	0
01/01/2012 to 12/31/2012	$12.98528	$13.44559	0
01/01/2013 to 12/31/2013	$13.44559	$12.88038	0
01/01/2014 to 12/31/2014	$12.88038	$13.39520	0
01/01/2015 to 12/31/2015	$13.39520	$13.01752	0
01/01/2016 to 12/31/2016	$13.01752	$13.05657	0
01/01/2017 to 12/31/2017	$13.05657	$13.19173	0
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.54490	$8.73970	0
01/01/2009 to 12/31/2009	$8.73970	$11.23486	0
01/01/2010 to 12/31/2010	$11.23486	$12.30530	0
01/01/2011 to 12/31/2011	$12.30530	$11.65219	0
01/01/2012 to 12/31/2012	$11.65219	$14.01846	0
01/01/2013 to 12/31/2013	$14.01846	$17.49024	0
01/01/2014 to 12/31/2014	$17.49024	$17.71763	0
01/01/2015 to 12/31/2015	$17.71763	$17.06538	0
01/01/2016 to 12/31/2016	$17.06538	$17.86899	0
01/01/2017 to 12/31/2017	$17.86899	$21.63287	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.91081	$8.03870	0
01/01/2009 to 12/31/2009	$8.03870	$9.76781	0
01/01/2010 to 12/31/2010	$9.76781	$10.76895	0
01/01/2011 to 12/31/2011	$10.76895	$10.46467	0
01/01/2012 to 12/31/2012	$10.46467	$11.97661	0
01/01/2013 to 12/31/2013	$11.97661	$16.00478	0
01/01/2014 to 12/31/2014	$16.00478	$17.00761	0
01/01/2015 to 12/31/2015	$17.00761	$17.82712	0
01/01/2016 to 12/31/2016	$17.82712	$17.76025	0
01/01/2017 to 12/31/2017	$17.76025	$22.69364	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99814	$10.17373	0
01/01/2013 to 12/31/2013	$10.17373	$13.37657	0
01/01/2014 to 12/31/2014	$13.37657	$14.41184	0
01/01/2015 to 12/31/2015	$14.41184	$13.98584	0
01/01/2016 to 12/31/2016	$13.98584	$15.51038	0
01/01/2017 to 12/31/2017	$15.51038	$17.79184	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02804	$10.06016	0
01/01/2012 to 12/31/2012	$10.06016	$10.31283	0
01/01/2013 to 12/31/2013	$10.31283	$9.79532	0
01/01/2014 to 12/31/2014	$9.79532	$10.06817	0
01/01/2015 to 10/16/2015	$10.06817	$9.99269	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$15.01983	$8.34158	0
01/01/2009 to 12/31/2009	$8.34158	$10.58299	0
01/01/2010 to 12/31/2010	$10.58299	$13.31188	0
01/01/2011 to 12/31/2011	$13.31188	$13.23245	0
01/01/2012 to 12/31/2012	$13.23245	$14.53608	0
01/01/2013 to 12/31/2013	$14.53608	$18.84307	0
01/01/2014 to 12/31/2014	$18.84307	$19.88175	0
01/01/2015 to 10/16/2015	$19.88175	$20.28930	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.53991	$7.04323	0
01/01/2009 to 12/31/2009	$7.04323	$8.43830	0
01/01/2010 to 12/31/2010	$8.43830	$9.92054	0
01/01/2011 to 04/29/2011	$9.92054	$11.10530	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.82312	$6.67312	0
01/01/2009 to 12/31/2009	$6.67312	$9.17426	0
01/01/2010 to 12/31/2010	$9.17426	$11.06988	0
01/01/2011 to 12/31/2011	$11.06988	$10.55254	0
01/01/2012 to 12/31/2012	$10.55254	$12.08173	0
01/01/2013 to 12/31/2013	$12.08173	$16.77143	0
01/01/2014 to 12/31/2014	$16.77143	$18.73061	0
01/01/2015 to 12/31/2015	$18.73061	$17.27731	0
01/01/2016 to 12/31/2016	$17.27731	$19.96877	0
01/01/2017 to 12/31/2017	$19.96877	$22.21279	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99814	$10.28113	0
01/01/2013 to 12/31/2013	$10.28113	$11.95086	0
01/01/2014 to 12/31/2014	$11.95086	$12.28242	0
01/01/2015 to 12/31/2015	$12.28242	$11.85721	0
01/01/2016 to 12/31/2016	$11.85721	$12.09208	0
01/01/2017 to 12/31/2017	$12.09208	$13.77046	0
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10088	$5.55848	0
01/01/2009 to 12/31/2009	$5.55848	$9.04757	0
01/01/2010 to 12/31/2010	$9.04757	$10.81385	0
01/01/2011 to 12/31/2011	$10.81385	$8.42811	0
01/01/2012 to 12/31/2012	$8.42811	$9.71539	0
01/01/2013 to 12/31/2013	$9.71539	$9.51805	0
01/01/2014 to 12/31/2014	$9.51805	$8.86830	0
01/01/2015 to 12/31/2015	$8.86830	$7.21876	0
01/01/2016 to 12/31/2016	$7.21876	$7.92914	0
01/01/2017 to 12/31/2017	$7.92914	$9.79598	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.25143	$8.85527	114,769
01/01/2009 to 12/31/2009	$8.85527	$10.39060	109,030
01/01/2010 to 12/31/2010	$10.39060	$11.23093	96,319
01/01/2011 to 12/31/2011	$11.23093	$11.08818	81,004
01/01/2012 to 12/31/2012	$11.08818	$11.96291	77,081
01/01/2013 to 12/31/2013	$11.96291	$12.77116	77,404
01/01/2014 to 12/31/2014	$12.77116	$13.20504	72,581
01/01/2015 to 12/31/2015	$13.20504	$12.92658	68,071
01/01/2016 to 12/31/2016	$12.92658	$13.33482	63,457
01/01/2017 to 12/31/2017	$13.33482	$14.35636	59,389
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06005	0
01/01/2012 to 12/31/2012	$10.06005	$10.53264	0
01/01/2013 to 12/31/2013	$10.53264	$10.05767	0
01/01/2014 to 12/31/2014	$10.05767	$10.42743	0
01/01/2015 to 12/31/2015	$10.42743	$10.16564	0
01/01/2016 to 12/31/2016	$10.16564	$10.35587	0
01/01/2017 to 12/31/2017	$10.35587	$10.69771	0
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.36002	$6.58367	42,522
01/01/2009 to 12/31/2009	$6.58367	$8.10732	45,017
01/01/2010 to 12/31/2010	$8.10732	$9.43250	44,356
01/01/2011 to 12/31/2011	$9.43250	$8.64767	43,054
01/01/2012 to 12/31/2012	$8.64767	$9.54508	41,562
01/01/2013 to 12/31/2013	$9.54508	$10.91902	40,527
01/01/2014 to 12/31/2014	$10.91902	$11.65528	33,493
01/01/2015 to 12/31/2015	$11.65528	$11.32346	33,675
01/01/2016 to 12/31/2016	$11.32346	$12.18680	32,405
01/01/2017 to 12/31/2017	$12.18680	$13.83124	40,239
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.36487	$6.80785	0
01/01/2009 to 12/31/2009	$6.80785	$8.10701	0
01/01/2010 to 12/31/2010	$8.10701	$9.11744	0
01/01/2011 to 12/31/2011	$9.11744	$9.22101	0
01/01/2012 to 12/31/2012	$9.22101	$10.70831	0
01/01/2013 to 12/31/2013	$10.70831	$13.86199	0
01/01/2014 to 12/31/2014	$13.86199	$15.88287	0
01/01/2015 to 12/31/2015	$15.88287	$16.00374	0
01/01/2016 to 12/31/2016	$16.00374	$17.96739	0
01/01/2017 to 12/31/2017	$17.96739	$21.47283	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86352	0
01/01/2012 to 12/31/2012	$8.86352	$9.80389	0
01/01/2013 to 12/31/2013	$9.80389	$11.73000	0
01/01/2014 to 12/31/2014	$11.73000	$12.21170	0
01/01/2015 to 12/31/2015	$12.21170	$11.95509	0
01/01/2016 to 12/31/2016	$11.95509	$12.42572	0
01/01/2017 to 12/31/2017	$12.42572	$14.35673	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08093	$7.31661	0
01/01/2009 to 12/31/2009	$7.31661	$8.82485	0
01/01/2010 to 12/31/2010	$8.82485	$9.65463	0
01/01/2011 to 12/31/2011	$9.65463	$9.26641	906
01/01/2012 to 12/31/2012	$9.26641	$9.98915	846
01/01/2013 to 12/31/2013	$9.98915	$10.97919	2,223
01/01/2014 to 12/31/2014	$10.97919	$11.28386	2,072
01/01/2015 to 12/31/2015	$11.28386	$11.01184	10,037
01/01/2016 to 12/31/2016	$11.01184	$11.28308	9,225
01/01/2017 to 12/31/2017	$11.28308	$12.82058	8,509
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09911	$6.67029	0
01/01/2009 to 12/31/2009	$6.67029	$8.27102	0
01/01/2010 to 12/31/2010	$8.27102	$9.24479	0
01/01/2011 to 12/31/2011	$9.24479	$8.82135	0
01/01/2012 to 12/31/2012	$8.82135	$9.99402	0
01/01/2013 to 12/31/2013	$9.99402	$11.53373	1,062
01/01/2014 to 12/31/2014	$11.53373	$11.88687	987
01/01/2015 to 12/31/2015	$11.88687	$11.55656	11,146
01/01/2016 to 12/31/2016	$11.55656	$12.06757	10,691
01/01/2017 to 04/28/2017	$12.06757	$12.52790	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.71424	$7.99351	14,280
01/01/2009 to 12/31/2009	$7.99351	$9.95586	13,838
01/01/2010 to 12/31/2010	$9.95586	$10.88156	17,757
01/01/2011 to 12/31/2011	$10.88156	$10.27765	18,705
01/01/2012 to 12/31/2012	$10.27765	$11.16511	18,015
01/01/2013 to 12/31/2013	$11.16511	$12.48579	17,362
01/01/2014 to 12/31/2014	$12.48579	$12.57570	16,750
01/01/2015 to 10/16/2015	$12.57570	$12.17270	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.08104	$7.14856	0
01/01/2009 to 12/31/2009	$7.14856	$9.27013	0
01/01/2010 to 12/31/2010	$9.27013	$12.01118	0
01/01/2011 to 12/31/2011	$12.01118	$10.20193	0
01/01/2012 to 12/31/2012	$10.20193	$11.97389	0
01/01/2013 to 12/31/2013	$11.97389	$16.48166	0
01/01/2014 to 12/31/2014	$16.48166	$16.90710	0
01/01/2015 to 12/31/2015	$16.90710	$16.74749	0
01/01/2016 to 12/31/2016	$16.74749	$17.63221	0
01/01/2017 to 12/31/2017	$17.63221	$22.00983	0
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.33994	$6.56974	0
01/01/2009 to 12/31/2009	$6.56974	$8.59961	0
01/01/2010 to 12/31/2010	$8.59961	$11.46782	0
01/01/2011 to 12/31/2011	$11.46782	$11.10068	0
01/01/2012 to 12/31/2012	$11.10068	$12.17187	0
01/01/2013 to 12/31/2013	$12.17187	$16.08335	0
01/01/2014 to 12/31/2014	$16.08335	$16.32209	0
01/01/2015 to 12/31/2015	$16.32209	$16.08047	0
01/01/2016 to 12/31/2016	$16.08047	$17.61819	0
01/01/2017 to 12/31/2017	$17.61819	$21.34231	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.46817	$7.87877	0
01/01/2009 to 12/31/2009	$7.87877	$9.78101	0
01/01/2010 to 12/31/2010	$9.78101	$12.04659	0
01/01/2011 to 12/31/2011	$12.04659	$11.07233	0
01/01/2012 to 12/31/2012	$11.07233	$12.78859	0
01/01/2013 to 12/31/2013	$12.78859	$17.17681	0
01/01/2014 to 12/31/2014	$17.17681	$17.67519	0
01/01/2015 to 12/31/2015	$17.67519	$16.53298	0
01/01/2016 to 12/31/2016	$16.53298	$20.88206	0
01/01/2017 to 12/31/2017	$20.88206	$21.91353	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.77409	$8.52312	118,316
01/01/2009 to 12/31/2009	$8.52312	$10.34266	116,846
01/01/2010 to 12/31/2010	$10.34266	$11.27647	113,717
01/01/2011 to 12/31/2011	$11.27647	$11.24209	112,560
01/01/2012 to 12/31/2012	$11.24209	$12.47207	107,540
01/01/2013 to 12/31/2013	$12.47207	$14.24387	105,525
01/01/2014 to 12/31/2014	$14.24387	$14.74231	101,668
01/01/2015 to 12/31/2015	$14.74231	$14.41688	90,316
01/01/2016 to 12/31/2016	$14.41688	$15.15673	86,457
01/01/2017 to 12/31/2017	$15.15673	$17.09970	82,215
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.47051	$6.51593	0
01/01/2009 to 12/31/2009	$6.51593	$7.88518	0
01/01/2010 to 12/31/2010	$7.88518	$8.72888	0
01/01/2011 to 12/31/2011	$8.72888	$8.39306	0
01/01/2012 to 12/31/2012	$8.39306	$9.61933	0
01/01/2013 to 12/31/2013	$9.61933	$12.19460	0
01/01/2014 to 12/31/2014	$12.19460	$12.81051	0
01/01/2015 to 10/16/2015	$12.81051	$11.81954	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.02786	$6.40651	0
01/01/2009 to 12/31/2009	$6.40651	$9.60494	0
01/01/2010 to 12/31/2010	$9.60494	$10.87354	0
01/01/2011 to 12/31/2011	$10.87354	$10.44927	0
01/01/2012 to 12/31/2012	$10.44927	$12.00993	0
01/01/2013 to 12/31/2013	$12.00993	$16.90868	0
01/01/2014 to 12/31/2014	$16.90868	$17.90792	0
01/01/2015 to 12/31/2015	$17.90792	$19.18285	0
01/01/2016 to 12/31/2016	$19.18285	$19.25852	0
01/01/2017 to 12/31/2017	$19.25852	$25.95948	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.54510	$7.68854	0
01/01/2009 to 12/31/2009	$7.68854	$8.88795	0
01/01/2010 to 12/31/2010	$8.88795	$9.76915	0
01/01/2011 to 12/31/2011	$9.76915	$9.50286	0
01/01/2012 to 12/31/2012	$9.50286	$10.53358	0
01/01/2013 to 12/31/2013	$10.53358	$13.86255	0
01/01/2014 to 12/31/2014	$13.86255	$13.76195	0
01/01/2015 to 12/31/2015	$13.76195	$12.63674	0
01/01/2016 to 12/31/2016	$12.63674	$13.11041	0
01/01/2017 to 12/31/2017	$13.11041	$14.93795	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.16705	$8.88133	0
01/01/2009 to 12/31/2009	$8.88133	$12.96586	0
01/01/2010 to 12/31/2010	$12.96586	$15.26697	0
01/01/2011 to 12/31/2011	$15.26697	$12.69771	0
01/01/2012 to 12/31/2012	$12.69771	$12.86055	0
01/01/2013 to 12/31/2013	$12.86055	$14.50493	0
01/01/2014 to 12/31/2014	$14.50493	$12.99312	0
01/01/2015 to 12/31/2015	$12.99312	$10.25545	0
01/01/2016 to 12/31/2016	$10.25545	$12.49314	0
01/01/2017 to 12/31/2017	$12.49314	$13.47179	0
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.46691	$9.98246	0
01/01/2009 to 12/31/2009	$9.98246	$10.94031	0
01/01/2010 to 12/31/2010	$10.94031	$11.30855	0
01/01/2011 to 12/31/2011	$11.30855	$11.51060	0
01/01/2012 to 12/31/2012	$11.51060	$11.83935	0
01/01/2013 to 12/31/2013	$11.83935	$11.13870	0
01/01/2014 to 12/31/2014	$11.13870	$10.94878	0
01/01/2015 to 12/31/2015	$10.94878	$10.20836	0
01/01/2016 to 12/31/2016	$10.20836	$10.41419	0
01/01/2017 to 12/31/2017	$10.41419	$10.38838	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.55277	$6.98732	0
01/01/2009 to 12/31/2009	$6.98732	$9.48619	0
01/01/2010 to 12/31/2010	$9.48619	$11.46229	0
01/01/2011 to 12/31/2011	$11.46229	$10.81819	0
01/01/2012 to 12/31/2012	$10.81819	$12.52141	0
01/01/2013 to 12/31/2013	$12.52141	$16.20755	0
01/01/2014 to 12/31/2014	$16.20755	$18.21469	0
01/01/2015 to 12/31/2015	$18.21469	$16.62837	0
01/01/2016 to 12/31/2016	$16.62837	$18.53040	0
01/01/2017 to 12/31/2017	$18.53040	$21.47165	0
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.10105	$6.82187	0
01/01/2009 to 12/31/2009	$6.82187	$8.56459	0
01/01/2010 to 12/31/2010	$8.56459	$9.59753	0
01/01/2011 to 12/31/2011	$9.59753	$9.05781	1,875
01/01/2012 to 12/31/2012	$9.05781	$9.82842	1,874
01/01/2013 to 12/31/2013	$9.82842	$11.57734	2,950
01/01/2014 to 12/31/2014	$11.57734	$11.93989	8,076
01/01/2015 to 12/31/2015	$11.93989	$11.59757	11,954
01/01/2016 to 12/31/2016	$11.59757	$12.07709	10,677
01/01/2017 to 12/31/2017	$12.07709	$13.41113	10,043
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97203	$9.23980	0
01/01/2009 to 12/31/2009	$9.23980	$10.08246	0
01/01/2010 to 12/31/2010	$10.08246	$10.62443	0
01/01/2011 to 12/31/2011	$10.62443	$11.01173	0
01/01/2012 to 12/31/2012	$11.01173	$11.60902	0
01/01/2013 to 12/31/2013	$11.60902	$11.17857	0
01/01/2014 to 12/31/2014	$11.17857	$11.71370	0
01/01/2015 to 12/31/2015	$11.71370	$11.59188	0
01/01/2016 to 12/31/2016	$11.59188	$11.91542	0
01/01/2017 to 12/31/2017	$11.91542	$12.38292	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07794	$6.61569	0
01/01/2009 to 12/31/2009	$6.61569	$8.41122	0
01/01/2010 to 12/31/2010	$8.41122	$9.06421	1,778
01/01/2011 to 12/31/2011	$9.06421	$8.71266	1,707
01/01/2012 to 09/21/2012	$8.71266	$9.71788	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Lifetime Five Income Benefit, or HDLT5 and Highest Anniversary Value Death Benefit OR HD GRO 60 bps and
HAV (2.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.65329	$7.75760	1,072,366
01/01/2009 to 12/31/2009	$7.75760	$9.42115	1,101,818
01/01/2010 to 12/31/2010	$9.42115	$10.30116	1,032,569
01/01/2011 to 12/31/2011	$10.30116	$9.79264	988,229
01/01/2012 to 12/31/2012	$9.79264	$10.76451	985,973
01/01/2013 to 12/31/2013	$10.76451	$11.56075	969,087
01/01/2014 to 12/31/2014	$11.56075	$11.72090	940,667
01/01/2015 to 12/31/2015	$11.72090	$11.07767	899,913
01/01/2016 to 12/31/2016	$11.07767	$11.50410	856,321
01/01/2017 to 12/31/2017	$11.50410	$12.64911	762,088
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$11.33467	$7.76986	321,275
01/01/2009 to 12/31/2009	$7.76986	$9.57583	288,239
01/01/2010 to 12/31/2010	$9.57583	$10.63329	291,769
01/01/2011 to 12/31/2011	$10.63329	$10.39610	285,594
01/01/2012 to 12/31/2012	$10.39610	$11.53773	285,336
01/01/2013 to 12/31/2013	$11.53773	$13.13292	297,967
01/01/2014 to 12/31/2014	$13.13292	$13.60848	292,510
01/01/2015 to 12/31/2015	$13.60848	$13.39619	278,273
01/01/2016 to 12/31/2016	$13.39619	$14.01271	288,518
01/01/2017 to 12/31/2017	$14.01271	$16.00163	235,427
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$11.43510	$7.28684	0
01/01/2009 to 12/31/2009	$7.28684	$8.38086	0
01/01/2010 to 12/31/2010	$8.38086	$9.31788	0
01/01/2011 to 12/31/2011	$9.31788	$9.42483	0
01/01/2012 to 05/04/2012	$9.42483	$10.21573	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.58127	0
01/01/2014 to 12/31/2014	$11.58127	$12.79927	0
01/01/2015 to 12/31/2015	$12.79927	$12.71503	0
01/01/2016 to 12/31/2016	$12.71503	$13.74682	0
01/01/2017 to 12/31/2017	$13.74682	$16.39734	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.52494	$8.02434	412,633
01/01/2009 to 12/31/2009	$8.02434	$9.66193	413,446
01/01/2010 to 12/31/2010	$9.66193	$10.59745	404,281
01/01/2011 to 12/31/2011	$10.59745	$10.22361	362,653
01/01/2012 to 12/31/2012	$10.22361	$11.22915	374,366
01/01/2013 to 12/31/2013	$11.22915	$12.90130	354,779
01/01/2014 to 12/31/2014	$12.90130	$13.42061	326,119
01/01/2015 to 12/31/2015	$13.42061	$13.16849	309,099
01/01/2016 to 12/31/2016	$13.16849	$13.67054	291,311
01/01/2017 to 12/31/2017	$13.67054	$15.34109	265,578

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99740	$9.12279	0
01/01/2012 to 12/31/2012	$9.12279	$9.96837	0
01/01/2013 to 12/31/2013	$9.96837	$10.79132	0
01/01/2014 to 12/31/2014	$10.79132	$11.05428	0
01/01/2015 to 12/31/2015	$11.05428	$10.47127	0
01/01/2016 to 12/31/2016	$10.47127	$10.93824	0
01/01/2017 to 12/31/2017	$10.93824	$12.02983	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.44952	0
01/01/2014 to 12/31/2014	$10.44952	$10.56969	0
01/01/2015 to 12/31/2015	$10.56969	$10.35003	0
01/01/2016 to 12/31/2016	$10.35003	$10.74959	0
01/01/2017 to 04/28/2017	$10.74959	$11.10669	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.57154	$10.43883	0
01/01/2009 to 12/31/2009	$10.43883	$11.23700	0
01/01/2010 to 12/31/2010	$11.23700	$11.40142	0
01/01/2011 to 12/31/2011	$11.40142	$11.38492	0
01/01/2012 to 12/31/2012	$11.38492	$11.63966	0
01/01/2013 to 12/31/2013	$11.63966	$11.11978	0
01/01/2014 to 12/31/2014	$11.11978	$10.84865	0
01/01/2015 to 12/31/2015	$10.84865	$10.64555	0
01/01/2016 to 12/31/2016	$10.64555	$10.56686	0
01/01/2017 to 12/31/2017	$10.56686	$10.49555	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.84512	$10.35148	0
01/01/2009 to 12/31/2009	$10.35148	$11.77952	0
01/01/2010 to 12/31/2010	$11.77952	$12.39127	0
01/01/2011 to 12/31/2011	$12.39127	$12.48599	0
01/01/2012 to 12/31/2012	$12.48599	$13.32948	0
01/01/2013 to 12/31/2013	$13.32948	$12.77783	0
01/01/2014 to 12/31/2014	$12.77783	$13.00620	0
01/01/2015 to 12/31/2015	$13.00620	$12.43352	0
01/01/2016 to 12/31/2016	$12.43352	$12.65603	0
01/01/2017 to 12/31/2017	$12.65603	$12.89918	0
AST Bond Portfolio 2016
01/02/2009* to 12/31/2009	$9.99870	$9.32612	0
01/01/2010 to 12/31/2010	$9.32612	$10.07081	0
01/01/2011 to 12/31/2011	$10.07081	$10.78321	0
01/01/2012 to 12/31/2012	$10.78321	$10.96860	0
01/01/2013 to 12/31/2013	$10.96860	$10.63770	0
01/01/2014 to 12/31/2014	$10.63770	$10.43635	0
01/01/2015 to 12/31/2015	$10.43635	$10.16828	0
01/01/2016 to 12/31/2016	$10.16828	$9.97622	0
01/01/2017 to 01/03/2017	$9.97622	$9.97088	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2018
01/28/2008* to 12/31/2008	$9.99806	$11.97274	0
01/01/2009 to 12/31/2009	$11.97274	$10.98462	0
01/01/2010 to 12/31/2010	$10.98462	$11.92705	0
01/01/2011 to 12/31/2011	$11.92705	$13.22971	0
01/01/2012 to 12/31/2012	$13.22971	$13.65761	0
01/01/2013 to 12/31/2013	$13.65761	$12.91825	0
01/01/2014 to 12/31/2014	$12.91825	$12.95134	0
01/01/2015 to 12/31/2015	$12.95134	$12.75029	0
01/01/2016 to 12/31/2016	$12.75029	$12.65246	0
01/01/2017 to 12/31/2017	$12.65246	$12.44454	0
AST Bond Portfolio 2019
01/28/2008* to 12/31/2008	$9.99806	$12.04125	0
01/01/2009 to 12/31/2009	$12.04125	$10.85345	0
01/01/2010 to 12/31/2010	$10.85345	$11.80330	0
01/01/2011 to 12/31/2011	$11.80330	$13.36844	0
01/01/2012 to 12/31/2012	$13.36844	$13.81956	0
01/01/2013 to 12/31/2013	$13.81956	$12.84354	0
01/01/2014 to 12/31/2014	$12.84354	$13.07734	0
01/01/2015 to 12/31/2015	$13.07734	$12.90758	0
01/01/2016 to 12/31/2016	$12.90758	$12.78798	0
01/01/2017 to 12/31/2017	$12.78798	$12.58395	0
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99870	$8.74021	0
01/01/2010 to 12/31/2010	$8.74021	$9.54633	111
01/01/2011 to 12/31/2011	$9.54633	$11.06416	0
01/01/2012 to 12/31/2012	$11.06416	$11.48725	0
01/01/2013 to 12/31/2013	$11.48725	$10.48701	0
01/01/2014 to 12/31/2014	$10.48701	$10.87196	0
01/01/2015 to 12/31/2015	$10.87196	$10.77923	0
01/01/2016 to 12/31/2016	$10.77923	$10.73302	0
01/01/2017 to 12/31/2017	$10.73302	$10.57479	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99740	$10.94733	0
01/01/2011 to 12/31/2011	$10.94733	$12.86160	1,098
01/01/2012 to 12/31/2012	$12.86160	$13.41290	0
01/01/2013 to 12/31/2013	$13.41290	$12.18147	0
01/01/2014 to 12/31/2014	$12.18147	$12.80957	0
01/01/2015 to 12/31/2015	$12.80957	$12.73236	0
01/01/2016 to 12/31/2016	$12.73236	$12.68746	0
01/01/2017 to 12/31/2017	$12.68746	$12.58661	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95414	0
01/01/2012 to 12/31/2012	$11.95414	$12.35609	0
01/01/2013 to 12/31/2013	$12.35609	$10.89052	0
01/01/2014 to 12/31/2014	$10.89052	$11.73807	0
01/01/2015 to 12/31/2015	$11.73807	$11.70319	0
01/01/2016 to 12/31/2016	$11.70319	$11.63822	0
01/01/2017 to 12/31/2017	$11.63822	$11.54441	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99741	$10.34131	1,285
01/01/2013 to 12/31/2013	$10.34131	$9.06883	2,199
01/01/2014 to 12/31/2014	$9.06883	$9.97388	0
01/01/2015 to 12/31/2015	$9.97388	$10.00385	0
01/01/2016 to 12/31/2016	$10.00385	$9.95659	0
01/01/2017 to 12/31/2017	$9.95659	$9.88872	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70101	0
01/01/2014 to 12/31/2014	$8.70101	$9.73699	1,638
01/01/2015 to 12/31/2015	$9.73699	$9.77888	0
01/01/2016 to 12/31/2016	$9.77888	$9.73222	0
01/01/2017 to 12/31/2017	$9.73222	$9.66461	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.24037	0
01/01/2015 to 12/31/2015	$11.24037	$11.19624	2,040
01/01/2016 to 12/31/2016	$11.19624	$11.20465	0
01/01/2017 to 12/31/2017	$11.20465	$11.14291	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88280	0
01/01/2016 to 12/31/2016	$9.88280	$9.85215	0
01/01/2017 to 12/31/2017	$9.85215	$9.85478	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99741	$9.82484	2,655
01/01/2017 to 12/31/2017	$9.82484	$9.85277	1,668
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99740	$9.98114	0
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14482	$10.29084	0
01/01/2010 to 12/31/2010	$10.29084	$11.42897	0
01/01/2011 to 12/31/2011	$11.42897	$10.50609	0
01/01/2012 to 12/31/2012	$10.50609	$11.61712	0
01/01/2013 to 12/31/2013	$11.61712	$14.91058	0
01/01/2014 to 12/31/2014	$14.91058	$16.05588	0
01/01/2015 to 12/31/2015	$16.05588	$14.93239	0
01/01/2016 to 12/31/2016	$14.93239	$16.58765	0
01/01/2017 to 04/28/2017	$16.58765	$17.14485	0
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.89686	$7.55860	933,908
01/01/2009 to 12/31/2009	$7.55860	$9.25117	922,407
01/01/2010 to 12/31/2010	$9.25117	$10.24289	865,116
01/01/2011 to 12/31/2011	$10.24289	$9.76047	804,025
01/01/2012 to 12/31/2012	$9.76047	$10.83930	808,006
01/01/2013 to 12/31/2013	$10.83930	$12.98607	759,479
01/01/2014 to 12/31/2014	$12.98607	$13.56875	732,503
01/01/2015 to 12/31/2015	$13.56875	$13.32137	691,234
01/01/2016 to 12/31/2016	$13.32137	$13.89920	676,084
01/01/2017 to 12/31/2017	$13.89920	$16.00271	587,896
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59271	0
01/01/2014 to 12/31/2014	$11.59271	$12.86175	0
01/01/2015 to 12/31/2015	$12.86175	$12.11165	0
01/01/2016 to 12/31/2016	$12.11165	$13.59022	0
01/01/2017 to 12/31/2017	$13.59022	$15.71511	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$12.47205	$7.90995	0
01/01/2009 to 12/31/2009	$7.90995	$10.19073	0
01/01/2010 to 12/31/2010	$10.19073	$12.80753	0
01/01/2011 to 12/31/2011	$12.80753	$13.33217	0
01/01/2012 to 12/31/2012	$13.33217	$15.01728	0
01/01/2013 to 12/31/2013	$15.01728	$15.12482	0
01/01/2014 to 12/31/2014	$15.12482	$19.33649	0
01/01/2015 to 12/31/2015	$19.33649	$19.79807	0
01/01/2016 to 12/31/2016	$19.79807	$20.26624	0
01/01/2017 to 12/31/2017	$20.26624	$21.02858	0
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$9.36725	$8.54936	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99805	$9.64271	0
01/01/2014 to 12/31/2014	$9.64271	$9.89714	0
01/01/2015 to 12/31/2015	$9.89714	$9.65573	0
01/01/2016 to 12/31/2016	$9.65573	$9.86075	0
01/01/2017 to 04/28/2017	$9.86075	$10.04218	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10341	$7.47127	166
01/01/2009 to 12/31/2009	$7.47127	$8.84522	229
01/01/2010 to 12/31/2010	$8.84522	$9.78877	229
01/01/2011 to 12/31/2011	$9.78877	$9.32332	0
01/01/2012 to 12/31/2012	$9.32332	$10.34590	0
01/01/2013 to 12/31/2013	$10.34590	$12.04573	0
01/01/2014 to 12/31/2014	$12.04573	$12.43607	0
01/01/2015 to 10/16/2015	$12.43607	$12.33595	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$11.15319	$7.13527	191,336
01/01/2009 to 12/31/2009	$7.13527	$8.63008	184,524
01/01/2010 to 12/31/2010	$8.63008	$9.63844	191,286
01/01/2011 to 12/31/2011	$9.63844	$9.27120	185,407
01/01/2012 to 12/31/2012	$9.27120	$10.01640	182,965
01/01/2013 to 12/31/2013	$10.01640	$11.22551	198,962
01/01/2014 to 12/31/2014	$11.22551	$11.30784	191,518
01/01/2015 to 12/31/2015	$11.30784	$11.15218	179,000
01/01/2016 to 12/31/2016	$11.15218	$11.35465	173,982
01/01/2017 to 12/31/2017	$11.35465	$12.91589	160,074
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99806	$7.44902	0
01/01/2009 to 11/13/2009	$7.44902	$8.28018	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99806	$10.69671	7,810
01/01/2013 to 12/31/2013	$10.69671	$13.00237	9,465
01/01/2014 to 12/31/2014	$13.00237	$13.10104	9,844
01/01/2015 to 10/16/2015	$13.10104	$12.48296	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.76457	8,302
01/01/2014 to 12/31/2014	$10.76457	$10.78118	20,253
01/01/2015 to 10/16/2015	$10.78118	$10.23331	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17473	$6.09375	0
01/01/2009 to 12/31/2009	$6.09375	$8.03953	0
01/01/2010 to 12/31/2010	$8.03953	$9.43708	0
01/01/2011 to 12/31/2011	$9.43708	$8.75182	0
01/01/2012 to 12/31/2012	$8.75182	$10.83725	0
01/01/2013 to 12/31/2013	$10.83725	$11.04335	0
01/01/2014 to 12/31/2014	$11.04335	$12.28611	0
01/01/2015 to 12/31/2015	$12.28611	$11.98737	0
01/01/2016 to 12/31/2016	$11.98737	$11.81190	0
01/01/2017 to 12/31/2017	$11.81190	$12.79158	0
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$12.78878	$7.45948	0
01/01/2009 to 12/31/2009	$7.45948	$10.88318	0
01/01/2010 to 12/31/2010	$10.88318	$11.72159	0
01/01/2011 to 12/31/2011	$11.72159	$10.99420	253
01/01/2012 to 12/31/2012	$10.99420	$12.85807	282
01/01/2013 to 12/31/2013	$12.85807	$16.29101	128
01/01/2014 to 02/07/2014	$16.29101	$16.01483	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.99851	$6.94919	0
01/01/2009 to 12/31/2009	$6.94919	$8.08841	0
01/01/2010 to 12/31/2010	$8.08841	$8.91678	0
01/01/2011 to 12/31/2011	$8.91678	$8.22741	0
01/01/2012 to 12/31/2012	$8.22741	$9.61437	0
01/01/2013 to 12/31/2013	$9.61437	$12.53839	0
01/01/2014 to 12/31/2014	$12.53839	$13.85256	0
01/01/2015 to 12/31/2015	$13.85256	$12.90268	0
01/01/2016 to 12/31/2016	$12.90268	$14.05531	0
01/01/2017 to 12/31/2017	$14.05531	$15.06467	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.72041	$7.35455	0
01/01/2009 to 12/31/2009	$7.35455	$11.28278	0
01/01/2010 to 12/31/2010	$11.28278	$13.20290	0
01/01/2011 to 12/31/2011	$13.20290	$12.50997	0
01/01/2012 to 12/31/2012	$12.50997	$14.61247	0
01/01/2013 to 12/31/2013	$14.61247	$18.86385	0
01/01/2014 to 12/31/2014	$18.86385	$20.54525	0
01/01/2015 to 12/31/2015	$20.54525	$18.92287	0
01/01/2016 to 12/31/2016	$18.92287	$18.78429	0
01/01/2017 to 12/31/2017	$18.78429	$23.31518	0
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08908	$7.57974	5,378
01/01/2009 to 12/31/2009	$7.57974	$9.13296	5,414
01/01/2010 to 12/31/2010	$9.13296	$9.95339	5,445
01/01/2011 to 12/31/2011	$9.95339	$9.67119	5,420
01/01/2012 to 12/31/2012	$9.67119	$10.40086	5,501
01/01/2013 to 12/31/2013	$10.40086	$11.15460	5,644
01/01/2014 to 12/31/2014	$11.15460	$11.33341	16,537
01/01/2015 to 12/31/2015	$11.33341	$10.96706	16,540
01/01/2016 to 12/31/2016	$10.96706	$11.27351	16,483
01/01/2017 to 12/31/2017	$11.27351	$12.36236	16,647

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03294	$7.61489	0
01/01/2009 to 12/31/2009	$7.61489	$9.43289	0
01/01/2010 to 12/31/2010	$9.43289	$11.67774	0
01/01/2011 to 12/31/2011	$11.67774	$11.55295	258
01/01/2012 to 12/31/2012	$11.55295	$13.05185	287
01/01/2013 to 12/31/2013	$13.05185	$17.69313	130
01/01/2014 to 12/31/2014	$17.69313	$18.52211	217
01/01/2015 to 12/31/2015	$18.52211	$17.09407	118
01/01/2016 to 12/31/2016	$17.09407	$20.75308	83
01/01/2017 to 12/31/2017	$20.75308	$22.73824	204
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.40843	$10.41951	0
01/01/2009 to 12/31/2009	$10.41951	$10.20039	0
01/01/2010 to 12/31/2010	$10.20039	$9.96381	0
01/01/2011 to 12/31/2011	$9.96381	$9.73281	0
01/01/2012 to 12/31/2012	$9.73281	$9.50507	0
01/01/2013 to 12/31/2013	$9.50507	$9.28223	0
01/01/2014 to 12/31/2014	$9.28223	$9.06470	0
01/01/2015 to 12/31/2015	$9.06470	$8.85208	0
01/01/2016 to 12/31/2016	$8.85208	$8.64524	0
01/01/2017 to 12/31/2017	$8.64524	$8.47184	0
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$10.56913	$7.68488	0
01/01/2009 to 12/31/2009	$7.68488	$10.17299	0
01/01/2010 to 12/31/2010	$10.17299	$11.27582	0
01/01/2011 to 12/31/2011	$11.27582	$11.36141	0
01/01/2012 to 12/31/2012	$11.36141	$12.63400	0
01/01/2013 to 12/31/2013	$12.63400	$13.22374	0
01/01/2014 to 12/31/2014	$13.22374	$13.24410	0
01/01/2015 to 12/31/2015	$13.24410	$12.47275	0
01/01/2016 to 12/31/2016	$12.47275	$14.05647	0
01/01/2017 to 12/31/2017	$14.05647	$14.75349	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.50113	$6.57126	0
01/01/2009 to 12/31/2009	$6.57126	$7.66428	0
01/01/2010 to 12/31/2010	$7.66428	$8.46960	0
01/01/2011 to 12/31/2011	$8.46960	$7.92531	349
01/01/2012 to 12/31/2012	$7.92531	$9.04621	390
01/01/2013 to 12/31/2013	$9.04621	$12.35572	176
01/01/2014 to 12/31/2014	$12.35572	$13.72490	294
01/01/2015 to 12/31/2015	$13.72490	$12.35290	160
01/01/2016 to 12/31/2016	$12.35290	$14.46309	112
01/01/2017 to 12/31/2017	$14.46309	$16.83611	277
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.27164	$5.96394	0
01/01/2009 to 12/31/2009	$5.96394	$7.87947	0
01/01/2010 to 12/31/2010	$7.87947	$8.81046	0
01/01/2011 to 12/31/2011	$8.81046	$7.49214	0
01/01/2012 to 12/31/2012	$7.49214	$8.80639	0
01/01/2013 to 12/31/2013	$8.80639	$10.23888	0
01/01/2014 to 12/31/2014	$10.23888	$9.44636	0
01/01/2015 to 12/31/2015	$9.44636	$9.51530	0
01/01/2016 to 12/31/2016	$9.51530	$8.94166	0
01/01/2017 to 12/31/2017	$8.94166	$11.82643	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2008 to 12/31/2008	$12.44420	$6.80473	0
01/01/2009 to 12/31/2009	$6.80473	$8.67192	0
01/01/2010 to 12/31/2010	$8.67192	$9.40731	0
01/01/2011 to 12/31/2011	$9.40731	$8.03400	0
01/01/2012 to 12/31/2012	$8.03400	$9.15374	0
01/01/2013 to 12/31/2013	$9.15374	$10.67949	0
01/01/2014 to 12/31/2014	$10.67949	$9.73007	0
01/01/2015 to 12/31/2015	$9.73007	$9.57964	0
01/01/2016 to 12/31/2016	$9.57964	$9.40981	0
01/01/2017 to 12/31/2017	$9.40981	$11.28629	0
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11160	$7.10587	0
01/01/2009 to 12/31/2009	$7.10587	$8.78979	398
01/01/2010 to 12/31/2010	$8.78979	$9.76990	480
01/01/2011 to 12/31/2011	$9.76990	$9.48685	427
01/01/2012 to 12/31/2012	$9.48685	$10.52253	568
01/01/2013 to 12/31/2013	$10.52253	$11.94908	7,893
01/01/2014 to 12/31/2014	$11.94908	$12.41164	8,248
01/01/2015 to 12/31/2015	$12.41164	$11.99374	1,181
01/01/2016 to 12/31/2016	$11.99374	$12.32440	1,224
01/01/2017 to 12/31/2017	$12.32440	$14.07714	400
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$13.57232	$7.76920	0
01/01/2009 to 12/31/2009	$7.76920	$10.30935	0
01/01/2010 to 12/31/2010	$10.30935	$10.78967	0
01/01/2011 to 12/31/2011	$10.78967	$9.57288	0
01/01/2012 to 12/31/2012	$9.57288	$11.39642	0
01/01/2013 to 12/31/2013	$11.39642	$12.83891	0
01/01/2014 to 12/31/2014	$12.83891	$11.73973	0
01/01/2015 to 12/31/2015	$11.73973	$11.14411	0
01/01/2016 to 12/31/2016	$11.14411	$11.09379	0
01/01/2017 to 12/31/2017	$11.09379	$14.04501	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$11.41036	$9.17983	34,513
01/01/2009 to 12/31/2009	$9.17983	$10.93860	40,351
01/01/2010 to 12/31/2010	$10.93860	$11.46408	43,386
01/01/2011 to 12/31/2011	$11.46408	$11.22194	39,356
01/01/2012 to 12/31/2012	$11.22194	$12.13323	40,694
01/01/2013 to 12/31/2013	$12.13323	$13.15612	30,969
01/01/2014 to 12/31/2014	$13.15612	$13.54784	31,381
01/01/2015 to 12/31/2015	$13.54784	$13.20605	30,452
01/01/2016 to 12/31/2016	$13.20605	$13.39226	30,827
01/01/2017 to 12/31/2017	$13.39226	$14.66733	19,177
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08344	$10.28106	0
01/01/2010 to 12/31/2010	$10.28106	$11.17641	0
01/01/2011 to 12/31/2011	$11.17641	$10.98718	0
01/01/2012 to 12/31/2012	$10.98718	$12.35872	0
01/01/2013 to 12/31/2013	$12.35872	$16.47370	0
01/01/2014 to 12/31/2014	$16.47370	$17.61656	0
01/01/2015 to 12/31/2015	$17.61656	$19.03320	0
01/01/2016 to 12/31/2016	$19.03320	$18.31588	0
01/01/2017 to 12/31/2017	$18.31588	$24.29705	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.74311	$7.01082	0
01/01/2009 to 12/31/2009	$7.01082	$8.88395	0
01/01/2010 to 12/31/2010	$8.88395	$10.38934	0
01/01/2011 to 12/31/2011	$10.38934	$10.05351	0
01/01/2012 to 12/31/2012	$10.05351	$11.02169	0
01/01/2013 to 12/31/2013	$11.02169	$14.70413	0
01/01/2014 to 12/31/2014	$14.70413	$15.88010	237
01/01/2015 to 12/31/2015	$15.88010	$17.06978	129
01/01/2016 to 12/31/2016	$17.06978	$17.60021	90
01/01/2017 to 12/31/2017	$17.60021	$22.85947	223
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.98711	$8.23450	0
01/01/2009 to 12/31/2009	$8.23450	$10.82420	0
01/01/2010 to 12/31/2010	$10.82420	$11.98856	0
01/01/2011 to 12/31/2011	$11.98856	$12.89882	99
01/01/2012 to 12/31/2012	$12.89882	$13.34298	110
01/01/2013 to 12/31/2013	$13.34298	$12.76958	50
01/01/2014 to 12/31/2014	$12.76958	$13.26704	83
01/01/2015 to 12/31/2015	$13.26704	$12.88041	45
01/01/2016 to 12/31/2016	$12.88041	$12.90649	32
01/01/2017 to 12/31/2017	$12.90649	$13.02735	78
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$13.50765	$8.70708	0
01/01/2009 to 12/31/2009	$8.70708	$11.18206	0
01/01/2010 to 12/31/2010	$11.18206	$12.23557	0
01/01/2011 to 12/31/2011	$12.23557	$11.57485	0
01/01/2012 to 12/31/2012	$11.57485	$13.91170	0
01/01/2013 to 12/31/2013	$13.91170	$17.34006	0
01/01/2014 to 12/31/2014	$17.34006	$17.54837	0
01/01/2015 to 12/31/2015	$17.54837	$16.88583	0
01/01/2016 to 12/31/2016	$16.88583	$17.66376	0
01/01/2017 to 12/31/2017	$17.66376	$21.36357	0
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$12.87556	$8.00884	0
01/01/2009 to 12/31/2009	$8.00884	$9.72195	0
01/01/2010 to 12/31/2010	$9.72195	$10.70795	0
01/01/2011 to 12/31/2011	$10.70795	$10.39520	0
01/01/2012 to 12/31/2012	$10.39520	$11.88543	0
01/01/2013 to 12/31/2013	$11.88543	$15.86746	0
01/01/2014 to 12/31/2014	$15.86746	$16.84521	0
01/01/2015 to 12/31/2015	$16.84521	$17.63956	0
01/01/2016 to 12/31/2016	$17.63956	$17.55627	0
01/01/2017 to 12/31/2017	$17.55627	$22.41115	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99806	$10.17007	0
01/01/2013 to 12/31/2013	$10.17007	$13.35869	0
01/01/2014 to 12/31/2014	$13.35869	$14.37859	0
01/01/2015 to 12/31/2015	$14.37859	$13.94007	0
01/01/2016 to 12/31/2016	$13.94007	$15.44460	0
01/01/2017 to 12/31/2017	$15.44460	$17.69895	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02796	$10.05848	0
01/01/2012 to 12/31/2012	$10.05848	$10.30092	0
01/01/2013 to 12/31/2013	$10.30092	$9.77441	0
01/01/2014 to 12/31/2014	$9.77441	$10.03700	0
01/01/2015 to 10/16/2015	$10.03700	$9.95412	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$14.97876	$8.31062	0
01/01/2009 to 12/31/2009	$8.31062	$10.53340	0
01/01/2010 to 12/31/2010	$10.53340	$13.23656	0
01/01/2011 to 12/31/2011	$13.23656	$13.14474	0
01/01/2012 to 12/31/2012	$13.14474	$14.42559	0
01/01/2013 to 12/31/2013	$14.42559	$18.68162	0
01/01/2014 to 12/31/2014	$18.68162	$19.69212	0
01/01/2015 to 10/16/2015	$19.69212	$20.08026	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$12.50541	$7.01698	0
01/01/2009 to 12/31/2009	$7.01698	$8.39867	0
01/01/2010 to 12/31/2010	$8.39867	$9.86421	0
01/01/2011 to 04/29/2011	$9.86421	$11.03877	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.79060	$6.64824	0
01/01/2009 to 12/31/2009	$6.64824	$9.13115	0
01/01/2010 to 12/31/2010	$9.13115	$11.00702	0
01/01/2011 to 12/31/2011	$11.00702	$10.48229	0
01/01/2012 to 12/31/2012	$10.48229	$11.98952	0
01/01/2013 to 12/31/2013	$11.98952	$16.62711	0
01/01/2014 to 12/31/2014	$16.62711	$18.55123	0
01/01/2015 to 12/31/2015	$18.55123	$17.09517	0
01/01/2016 to 12/31/2016	$17.09517	$19.73901	0
01/01/2017 to 12/31/2017	$19.73901	$21.93582	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99806	$10.27427	0
01/01/2013 to 12/31/2013	$10.27427	$11.93134	0
01/01/2014 to 12/31/2014	$11.93134	$12.25039	0
01/01/2015 to 12/31/2015	$12.25039	$11.81473	0
01/01/2016 to 12/31/2016	$11.81473	$12.03704	3,189
01/01/2017 to 12/31/2017	$12.03704	$13.69444	3,198
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10080	$5.55599	0
01/01/2009 to 12/31/2009	$5.55599	$9.03476	0
01/01/2010 to 12/31/2010	$9.03476	$10.78803	0
01/01/2011 to 12/31/2011	$10.78803	$8.39970	0
01/01/2012 to 12/31/2012	$8.39970	$9.67324	0
01/01/2013 to 12/31/2013	$9.67324	$9.46757	0
01/01/2014 to 12/31/2014	$9.46757	$8.81265	0
01/01/2015 to 12/31/2015	$8.81265	$7.16639	0
01/01/2016 to 12/31/2016	$7.16639	$7.86389	0
01/01/2017 to 12/31/2017	$7.86389	$9.70594	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.22839	$8.82842	35,411
01/01/2009 to 12/31/2009	$8.82842	$10.34895	111,273
01/01/2010 to 12/31/2010	$10.34895	$11.17484	122,014
01/01/2011 to 12/31/2011	$11.17484	$11.02215	111,201
01/01/2012 to 12/31/2012	$11.02215	$11.88005	111,970
01/01/2013 to 12/31/2013	$11.88005	$12.67036	69,205
01/01/2014 to 12/31/2014	$12.67036	$13.08808	68,188
01/01/2015 to 12/31/2015	$13.08808	$12.79957	64,839
01/01/2016 to 12/31/2016	$12.79957	$13.19084	61,031
01/01/2017 to 12/31/2017	$13.19084	$14.18755	54,770
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05834	0
01/01/2012 to 12/31/2012	$10.05834	$10.52055	0
01/01/2013 to 12/31/2013	$10.52055	$10.03630	0
01/01/2014 to 12/31/2014	$10.03630	$10.39519	0
01/01/2015 to 12/31/2015	$10.39519	$10.12429	0
01/01/2016 to 12/31/2016	$10.12429	$10.30370	0
01/01/2017 to 12/31/2017	$10.30370	$10.63350	0
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.34022	$6.56573	144,704
01/01/2009 to 12/31/2009	$6.56573	$8.07740	150,817
01/01/2010 to 12/31/2010	$8.07740	$9.38845	167,941
01/01/2011 to 12/31/2011	$9.38845	$8.59890	151,080
01/01/2012 to 12/31/2012	$8.59890	$9.48199	165,860
01/01/2013 to 12/31/2013	$9.48199	$10.83639	176,316
01/01/2014 to 12/31/2014	$10.83639	$11.55577	172,730
01/01/2015 to 12/31/2015	$11.55577	$11.21575	176,416
01/01/2016 to 12/31/2016	$11.21575	$12.05904	178,907
01/01/2017 to 12/31/2017	$12.05904	$13.67287	157,801
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.62060	0
01/01/2014 to 12/31/2014	$11.62060	$13.07806	0
01/01/2015 to 12/31/2015	$13.07806	$12.96859	0
01/01/2016 to 12/31/2016	$12.96859	$14.04025	0
01/01/2017 to 12/31/2017	$14.04025	$16.64817	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$11.33364	$6.78257	0
01/01/2009 to 12/31/2009	$6.78257	$8.06902	0
01/01/2010 to 12/31/2010	$8.06902	$9.06578	0
01/01/2011 to 12/31/2011	$9.06578	$9.15966	0
01/01/2012 to 12/31/2012	$9.15966	$10.62664	0
01/01/2013 to 12/31/2013	$10.62664	$13.74292	0
01/01/2014 to 12/31/2014	$13.74292	$15.73097	0
01/01/2015 to 12/31/2015	$15.73097	$15.83530	0
01/01/2016 to 12/31/2016	$15.83530	$17.76097	0
01/01/2017 to 12/31/2017	$17.76097	$21.20542	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85770	0
01/01/2012 to 12/31/2012	$8.85770	$9.78786	0
01/01/2013 to 12/31/2013	$9.78786	$11.69938	0
01/01/2014 to 12/31/2014	$11.69938	$12.16784	0
01/01/2015 to 12/31/2015	$12.16784	$11.90051	4,329
01/01/2016 to 12/31/2016	$11.90051	$12.35697	4,342
01/01/2017 to 12/31/2017	$12.35697	$14.26338	3,993

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08090	$7.31182	6,931
01/01/2009 to 12/31/2009	$7.31182	$8.81043	7,910
01/01/2010 to 12/31/2010	$8.81043	$9.62933	7,907
01/01/2011 to 12/31/2011	$9.62933	$9.23314	6,393
01/01/2012 to 12/31/2012	$9.23314	$9.94347	6,431
01/01/2013 to 12/31/2013	$9.94347	$10.91832	6,475
01/01/2014 to 12/31/2014	$10.91832	$11.21041	6,395
01/01/2015 to 12/31/2015	$11.21041	$10.92944	17,656
01/01/2016 to 12/31/2016	$10.92944	$11.18774	17,572
01/01/2017 to 12/31/2017	$11.18774	$12.69990	17,437
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09908	$6.66587	10,231
01/01/2009 to 12/31/2009	$6.66587	$8.25745	10,251
01/01/2010 to 12/31/2010	$8.25745	$9.22051	10,069
01/01/2011 to 12/31/2011	$9.22051	$8.78960	10,129
01/01/2012 to 12/31/2012	$8.78960	$9.94819	12,803
01/01/2013 to 12/31/2013	$9.94819	$11.46955	12,812
01/01/2014 to 12/31/2014	$11.46955	$11.80919	11,989
01/01/2015 to 12/31/2015	$11.80919	$11.46976	44,244
01/01/2016 to 12/31/2016	$11.46976	$11.96528	42,405
01/01/2017 to 04/28/2017	$11.96528	$12.41778	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$11.68212	$7.96384	16,387
01/01/2009 to 12/31/2009	$7.96384	$9.90919	21,981
01/01/2010 to 12/31/2010	$9.90919	$10.82004	27,294
01/01/2011 to 12/31/2011	$10.82004	$10.20959	26,114
01/01/2012 to 12/31/2012	$10.20959	$11.08032	30,172
01/01/2013 to 12/31/2013	$11.08032	$12.37893	33,165
01/01/2014 to 12/31/2014	$12.37893	$12.45572	33,834
01/01/2015 to 10/16/2015	$12.45572	$12.04733	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$13.04528	$7.12207	0
01/01/2009 to 12/31/2009	$7.12207	$9.22684	0
01/01/2010 to 12/31/2010	$9.22684	$11.94334	0
01/01/2011 to 12/31/2011	$11.94334	$10.13435	159
01/01/2012 to 12/31/2012	$10.13435	$11.88298	177
01/01/2013 to 12/31/2013	$11.88298	$16.34042	80
01/01/2014 to 12/31/2014	$16.34042	$16.74582	134
01/01/2015 to 12/31/2015	$16.74582	$16.57160	73
01/01/2016 to 12/31/2016	$16.57160	$17.43011	51
01/01/2017 to 12/31/2017	$17.43011	$21.73630	126
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.32296	$6.55254	0
01/01/2009 to 12/31/2009	$6.55254	$8.56868	0
01/01/2010 to 12/31/2010	$8.56868	$11.41543	0
01/01/2011 to 12/31/2011	$11.41543	$11.03913	0
01/01/2012 to 12/31/2012	$11.03913	$12.09260	0
01/01/2013 to 12/31/2013	$12.09260	$15.96302	0
01/01/2014 to 12/31/2014	$15.96302	$16.18421	0
01/01/2015 to 12/31/2015	$16.18421	$15.92904	0
01/01/2016 to 12/31/2016	$15.92904	$17.43528	0
01/01/2017 to 12/31/2017	$17.43528	$21.10008	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.43683	$7.84951	0
01/01/2009 to 12/31/2009	$7.84951	$9.73526	0
01/01/2010 to 12/31/2010	$9.73526	$11.97857	0
01/01/2011 to 12/31/2011	$11.97857	$10.99907	0
01/01/2012 to 12/31/2012	$10.99907	$12.69158	0
01/01/2013 to 12/31/2013	$12.69158	$17.02979	0
01/01/2014 to 12/31/2014	$17.02979	$17.50673	0
01/01/2015 to 12/31/2015	$17.50673	$16.35950	0
01/01/2016 to 12/31/2016	$16.35950	$20.64283	0
01/01/2017 to 12/31/2017	$20.64283	$21.64146	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.74172	$8.49143	78,535
01/01/2009 to 12/31/2009	$8.49143	$10.29409	81,690
01/01/2010 to 12/31/2010	$10.29409	$11.21247	81,798
01/01/2011 to 12/31/2011	$11.21247	$11.16742	77,511
01/01/2012 to 12/31/2012	$11.16742	$12.37714	78,396
01/01/2013 to 12/31/2013	$12.37714	$14.12173	69,142
01/01/2014 to 12/31/2014	$14.12173	$14.60153	66,955
01/01/2015 to 12/31/2015	$14.60153	$14.26522	83,798
01/01/2016 to 12/31/2016	$14.26522	$14.98261	85,245
01/01/2017 to 12/31/2017	$14.98261	$16.88678	58,042
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$11.43910	$6.49175	0
01/01/2009 to 12/31/2009	$6.49175	$7.84819	0
01/01/2010 to 12/31/2010	$7.84819	$8.67938	0
01/01/2011 to 12/31/2011	$8.67938	$8.33725	0
01/01/2012 to 12/31/2012	$8.33725	$9.54602	0
01/01/2013 to 12/31/2013	$9.54602	$12.08978	0
01/01/2014 to 12/31/2014	$12.08978	$12.68801	0
01/01/2015 to 10/16/2015	$12.68801	$11.69740	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.00984	$6.38989	0
01/01/2009 to 12/31/2009	$6.38989	$9.57062	0
01/01/2010 to 12/31/2010	$9.57062	$10.82419	0
01/01/2011 to 12/31/2011	$10.82419	$10.39166	0
01/01/2012 to 12/31/2012	$10.39166	$11.93199	0
01/01/2013 to 12/31/2013	$11.93199	$16.78258	0
01/01/2014 to 12/31/2014	$16.78258	$17.75700	0
01/01/2015 to 12/31/2015	$17.75700	$19.00264	0
01/01/2016 to 12/31/2016	$19.00264	$19.05908	0
01/01/2017 to 12/31/2017	$19.05908	$25.66568	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$12.51083	$7.65994	0
01/01/2009 to 12/31/2009	$7.65994	$8.84617	0
01/01/2010 to 12/31/2010	$8.84617	$9.71381	0
01/01/2011 to 12/31/2011	$9.71381	$9.43980	0
01/01/2012 to 12/31/2012	$9.43980	$10.45358	0
01/01/2013 to 12/31/2013	$10.45358	$13.74383	0
01/01/2014 to 12/31/2014	$13.74383	$13.63066	0
01/01/2015 to 12/31/2015	$13.63066	$12.50394	0
01/01/2016 to 12/31/2016	$12.50394	$12.96001	0
01/01/2017 to 12/31/2017	$12.96001	$14.75216	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$18.11739	$8.84840	0
01/01/2009 to 12/31/2009	$8.84840	$12.90519	0
01/01/2010 to 12/31/2010	$12.90519	$15.18062	0
01/01/2011 to 12/31/2011	$15.18062	$12.61357	0
01/01/2012 to 12/31/2012	$12.61357	$12.76287	0
01/01/2013 to 12/31/2013	$12.76287	$14.38078	0
01/01/2014 to 12/31/2014	$14.38078	$12.86942	0
01/01/2015 to 12/31/2015	$12.86942	$10.14785	0
01/01/2016 to 12/31/2016	$10.14785	$12.35007	0
01/01/2017 to 12/31/2017	$12.35007	$13.30440	0
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.43815	$9.94523	0
01/01/2009 to 12/31/2009	$9.94523	$10.88888	0
01/01/2010 to 12/31/2010	$10.88888	$11.24447	0
01/01/2011 to 12/31/2011	$11.24447	$11.43423	0
01/01/2012 to 12/31/2012	$11.43423	$11.74926	0
01/01/2013 to 12/31/2013	$11.74926	$11.04321	0
01/01/2014 to 12/31/2014	$11.04321	$10.84436	0
01/01/2015 to 12/31/2015	$10.84436	$10.10106	0
01/01/2016 to 12/31/2016	$10.10106	$10.29462	0
01/01/2017 to 12/31/2017	$10.29462	$10.25917	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$11.52105	$6.96134	0
01/01/2009 to 12/31/2009	$6.96134	$9.44177	0
01/01/2010 to 12/31/2010	$9.44177	$11.39740	0
01/01/2011 to 12/31/2011	$11.39740	$10.74656	0
01/01/2012 to 12/31/2012	$10.74656	$12.42636	0
01/01/2013 to 12/31/2013	$12.42636	$16.06886	0
01/01/2014 to 12/31/2014	$16.06886	$18.04127	0
01/01/2015 to 12/31/2015	$18.04127	$16.45398	0
01/01/2016 to 12/31/2016	$16.45398	$18.31825	0
01/01/2017 to 12/31/2017	$18.31825	$21.20502	0
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$12.07653	$6.80133	0
01/01/2009 to 12/31/2009	$6.80133	$8.53031	0
01/01/2010 to 12/31/2010	$8.53031	$9.54965	0
01/01/2011 to 12/31/2011	$9.54965	$9.00389	0
01/01/2012 to 12/31/2012	$9.00389	$9.76038	0
01/01/2013 to 12/31/2013	$9.76038	$11.48593	15,077
01/01/2014 to 12/31/2014	$11.48593	$11.83416	15,077
01/01/2015 to 12/31/2015	$11.83416	$11.48369	11,926
01/01/2016 to 12/31/2016	$11.48369	$11.94687	11,939
01/01/2017 to 12/31/2017	$11.94687	$13.25365	4,099
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.97078	$9.22959	0
01/01/2009 to 12/31/2009	$9.22959	$10.06145	0
01/01/2010 to 12/31/2010	$10.06145	$10.59188	0
01/01/2011 to 12/31/2011	$10.59188	$10.96730	0
01/01/2012 to 12/31/2012	$10.96730	$11.55093	0
01/01/2013 to 12/31/2013	$11.55093	$11.11182	0
01/01/2014 to 12/31/2014	$11.11182	$11.63245	0
01/01/2015 to 12/31/2015	$11.63245	$11.50029	0
01/01/2016 to 12/31/2016	$11.50029	$11.80972	0
01/01/2017 to 12/31/2017	$11.80972	$12.26120	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07792	$6.61132	5,110
01/01/2009 to 12/31/2009	$6.61132	$8.39751	7,170
01/01/2010 to 12/31/2010	$8.39751	$9.04060	7,972
01/01/2011 to 12/31/2011	$9.04060	$8.68157	7,175
01/01/2012 to 09/21/2012	$8.68157	$9.67628	0
*Denotes the start date of these sub-accounts

PREMIER X SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.91282	$7.36563	12,332
01/01/2009 to 12/31/2009	$7.36563	$9.06905	2,982
01/01/2010 to 12/31/2010	$9.06905	$10.05357	2,935
01/01/2011 to 12/31/2011	$10.05357	$9.68945	9,842
01/01/2012 to 12/31/2012	$9.68945	$10.79903	9,387
01/01/2013 to 12/31/2013	$10.79903	$11.75851	16,082
01/01/2014 to 12/31/2014	$11.75851	$12.08662	12,449
01/01/2015 to 12/31/2015	$12.08662	$11.58176	11,799
01/01/2016 to 12/31/2016	$11.58176	$12.19380	58,255
01/01/2017 to 12/31/2017	$12.19380	$13.59275	55,839
AST Advanced Strategies Portfolio
01/01/2008 to 12/31/2008	$10.83452	$7.53017	0
01/01/2009 to 12/31/2009	$7.53017	$9.40896	1,409
01/01/2010 to 12/31/2010	$9.40896	$10.59254	1,409
01/01/2011 to 12/31/2011	$10.59254	$10.49952	1,409
01/01/2012 to 12/31/2012	$10.49952	$11.81435	13,906
01/01/2013 to 12/31/2013	$11.81435	$13.63409	17,094
01/01/2014 to 12/31/2014	$13.63409	$14.32368	21,722
01/01/2015 to 12/31/2015	$14.32368	$14.29579	28,264
01/01/2016 to 12/31/2016	$14.29579	$15.16031	40,326
01/01/2017 to 12/31/2017	$15.16031	$17.55127	40,971
AST American Century Income & Growth Portfolio
01/01/2008 to 12/31/2008	$10.18301	$6.57914	0
01/01/2009 to 12/31/2009	$6.57914	$7.67177	0
01/01/2010 to 12/31/2010	$7.67177	$8.64764	0
01/01/2011 to 12/31/2011	$8.64764	$8.86776	0
01/01/2012 to 05/04/2012	$8.86776	$9.65752	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.69051	0
01/01/2014 to 12/31/2014	$11.69051	$13.09913	0
01/01/2015 to 12/31/2015	$13.09913	$13.19338	0
01/01/2016 to 12/31/2016	$13.19338	$14.46107	0
01/01/2017 to 12/31/2017	$14.46107	$17.48760	0
AST Balanced Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.86097	$7.66698	0
01/01/2009 to 12/31/2009	$7.66698	$9.35958	1,416
01/01/2010 to 12/31/2010	$9.35958	$10.40804	3,620
01/01/2011 to 12/31/2011	$10.40804	$10.17985	36,090
01/01/2012 to 12/31/2012	$10.17985	$11.33645	46,569
01/01/2013 to 12/31/2013	$11.33645	$13.20498	78,022
01/01/2014 to 12/31/2014	$13.20498	$13.92690	82,484
01/01/2015 to 12/31/2015	$13.92690	$13.85466	110,542
01/01/2016 to 12/31/2016	$13.85466	$14.58164	100,742
01/01/2017 to 12/31/2017	$14.58164	$16.58958	111,586

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99918	$9.20827	0
01/01/2012 to 12/31/2012	$9.20827	$10.20156	0
01/01/2013 to 12/31/2013	$10.20156	$11.19672	0
01/01/2014 to 12/31/2014	$11.19672	$11.62858	0
01/01/2015 to 12/31/2015	$11.62858	$11.16796	0
01/01/2016 to 12/31/2016	$11.16796	$11.82721	0
01/01/2017 to 12/31/2017	$11.82721	$13.18731	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.54820	0
01/01/2014 to 12/31/2014	$10.54820	$10.81738	0
01/01/2015 to 12/31/2015	$10.81738	$10.73944	0
01/01/2016 to 12/31/2016	$10.73944	$11.30823	0
01/01/2017 to 04/28/2017	$11.30823	$11.73641	0
AST BlackRock Low Duration Bond Portfolio
01/01/2008 to 12/31/2008	$10.47408	$10.48603	0
01/01/2009 to 12/31/2009	$10.48603	$11.44430	0
01/01/2010 to 12/31/2010	$11.44430	$11.77276	0
01/01/2011 to 12/31/2011	$11.77276	$11.91843	2,162
01/01/2012 to 12/31/2012	$11.91843	$12.35443	2,629
01/01/2013 to 12/31/2013	$12.35443	$11.96593	8,160
01/01/2014 to 12/31/2014	$11.96593	$11.83586	5,014
01/01/2015 to 12/31/2015	$11.83586	$11.77554	9,173
01/01/2016 to 12/31/2016	$11.77554	$11.85025	10,593
01/01/2017 to 12/31/2017	$11.85025	$11.93304	11,778
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2008 to 12/31/2008	$10.56075	$10.21988	0
01/01/2009 to 12/31/2009	$10.21988	$11.79093	0
01/01/2010 to 12/31/2010	$11.79093	$12.57524	1,379
01/01/2011 to 12/31/2011	$12.57524	$12.84647	1,058
01/01/2012 to 12/31/2012	$12.84647	$13.90489	4,226
01/01/2013 to 12/31/2013	$13.90489	$13.51422	32,270
01/01/2014 to 12/31/2014	$13.51422	$13.94662	13,001
01/01/2015 to 12/31/2015	$13.94662	$13.51743	11,906
01/01/2016 to 12/31/2016	$13.51743	$13.94960	11,716
01/01/2017 to 12/31/2017	$13.94960	$14.41424	14,583
AST Boston Partners Large-Cap Value Portfolio
11/16/2009* to 12/31/2009	$10.14595	$10.30944	0
01/01/2010 to 12/31/2010	$10.30944	$11.60815	0
01/01/2011 to 12/31/2011	$11.60815	$10.81845	0
01/01/2012 to 12/31/2012	$10.81845	$12.12874	0
01/01/2013 to 12/31/2013	$12.12874	$15.78294	0
01/01/2014 to 12/31/2014	$15.78294	$17.23085	0
01/01/2015 to 12/31/2015	$17.23085	$16.24741	111
01/01/2016 to 12/31/2016	$16.24741	$18.29792	108
01/01/2017 to 04/28/2017	$18.29792	$18.99761	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$11.01224	$7.09376	0
01/01/2009 to 12/31/2009	$7.09376	$8.80257	0
01/01/2010 to 12/31/2010	$8.80257	$9.88109	5,003
01/01/2011 to 12/31/2011	$9.88109	$9.54594	11,275
01/01/2012 to 12/31/2012	$9.54594	$10.74833	18,256
01/01/2013 to 12/31/2013	$10.74833	$13.05551	12,520
01/01/2014 to 12/31/2014	$13.05551	$13.83039	35,764
01/01/2015 to 12/31/2015	$13.83039	$13.76649	69,346
01/01/2016 to 12/31/2016	$13.76649	$14.56220	64,741
01/01/2017 to 12/31/2017	$14.56220	$16.99771	74,180
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99918	$11.72984	0
01/01/2014 to 12/31/2014	$11.72984	$13.19431	0
01/01/2015 to 12/31/2015	$13.19431	$12.59712	0
01/01/2016 to 12/31/2016	$12.59712	$14.33024	0
01/01/2017 to 12/31/2017	$14.33024	$16.79984	0
AST Cohen & Steers Realty Portfolio
01/01/2008 to 12/31/2008	$7.81223	$5.02371	0
01/01/2009 to 12/31/2009	$5.02371	$6.56219	0
01/01/2010 to 12/31/2010	$6.56219	$8.36127	0
01/01/2011 to 12/31/2011	$8.36127	$8.82419	0
01/01/2012 to 12/31/2012	$8.82419	$10.07765	18
01/01/2013 to 12/31/2013	$10.07765	$10.29050	2,386
01/01/2014 to 12/31/2014	$10.29050	$13.33818	5,228
01/01/2015 to 12/31/2015	$13.33818	$13.84584	8,747
01/01/2016 to 12/31/2016	$13.84584	$14.36896	8,506
01/01/2017 to 12/31/2017	$14.36896	$15.11555	8,493
AST DeAm Small-Cap Value Portfolio
01/01/2008 to 07/18/2008	$8.33201	$7.66199	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99918	$9.73366	0
01/01/2014 to 12/31/2014	$9.73366	$10.12900	0
01/01/2015 to 12/31/2015	$10.12900	$10.01891	0
01/01/2016 to 12/31/2016	$10.01891	$10.37307	0
01/01/2017 to 04/28/2017	$10.37307	$10.61142	0
AST FI Pyramis® Asset Allocation Portfolio
05/01/2008* to 12/31/2008	$10.10379	$7.54057	0
01/01/2009 to 12/31/2009	$7.54057	$9.05097	0
01/01/2010 to 12/31/2010	$9.05097	$10.15522	2,740
01/01/2011 to 12/31/2011	$10.15522	$9.80622	2,104
01/01/2012 to 12/31/2012	$9.80622	$11.03284	1,348
01/01/2013 to 12/31/2013	$11.03284	$13.02361	2,275
01/01/2014 to 12/31/2014	$13.02361	$13.63207	1,233
01/01/2015 to 10/16/2015	$13.63207	$13.67052	0
AST FI Pyramis® Quantitative Portfolio
01/01/2008 to 12/31/2008	$10.77036	$6.98618	0
01/01/2009 to 12/31/2009	$6.98618	$8.56682	0
01/01/2010 to 12/31/2010	$8.56682	$9.70021	0
01/01/2011 to 12/31/2011	$9.70021	$9.45972	1,311
01/01/2012 to 12/31/2012	$9.45972	$10.36217	15,691
01/01/2013 to 12/31/2013	$10.36217	$11.77393	20,997
01/01/2014 to 12/31/2014	$11.77393	$12.02477	19,045
01/01/2015 to 12/31/2015	$12.02477	$12.02372	17,118
01/01/2016 to 12/31/2016	$12.02372	$12.41117	36,892
01/01/2017 to 12/31/2017	$12.41117	$14.31272	39,835

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Focus Four Plus Portfolio
07/21/2008* to 12/31/2008	$9.99918	$7.49594	0
01/01/2009 to 11/13/2009	$7.49594	$8.43273	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.79695	1,740
01/01/2013 to 12/31/2013	$10.79695	$13.30615	2,020
01/01/2014 to 12/31/2014	$13.30615	$13.59311	1,167
01/01/2015 to 10/16/2015	$13.59311	$13.09384	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99918	$10.86599	0
01/01/2014 to 12/31/2014	$10.86599	$11.03376	0
01/01/2015 to 10/16/2015	$11.03376	$10.58791	0
AST Global Real Estate Portfolio
07/21/2008* to 12/31/2008	$10.17586	$6.13224	0
01/01/2009 to 12/31/2009	$6.13224	$8.20276	0
01/01/2010 to 12/31/2010	$8.20276	$9.76197	0
01/01/2011 to 12/31/2011	$9.76197	$9.17833	0
01/01/2012 to 12/31/2012	$9.17833	$11.52315	760
01/01/2013 to 12/31/2013	$11.52315	$11.90508	736
01/01/2014 to 12/31/2014	$11.90508	$13.42844	2,063
01/01/2015 to 12/31/2015	$13.42844	$13.28358	3,416
01/01/2016 to 12/31/2016	$13.28358	$13.26990	3,441
01/01/2017 to 12/31/2017	$13.26990	$14.56915	3,330
AST Goldman Sachs Concentrated Growth Portfolio
01/01/2008 to 12/31/2008	$11.53628	$6.82244	0
01/01/2009 to 12/31/2009	$6.82244	$10.09167	0
01/01/2010 to 12/31/2010	$10.09167	$11.01965	0
01/01/2011 to 12/31/2011	$11.01965	$10.47885	0
01/01/2012 to 12/31/2012	$10.47885	$12.42563	1,093
01/01/2013 to 12/31/2013	$12.42563	$15.96125	71
01/01/2014 to 02/07/2014	$15.96125	$15.71317	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.62005	$6.23634	0
01/01/2009 to 12/31/2009	$6.23634	$7.35950	0
01/01/2010 to 12/31/2010	$7.35950	$8.22556	0
01/01/2011 to 12/31/2011	$8.22556	$7.69478	0
01/01/2012 to 12/31/2012	$7.69478	$9.11684	20
01/01/2013 to 12/31/2013	$9.11684	$12.05440	1,316
01/01/2014 to 12/31/2014	$12.05440	$13.50241	2,299
01/01/2015 to 12/31/2015	$13.50241	$12.75099	21,296
01/01/2016 to 12/31/2016	$12.75099	$14.08203	31,336
01/01/2017 to 12/31/2017	$14.08203	$15.30187	31,536
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.48986	$6.73541	0
01/01/2009 to 12/31/2009	$6.73541	$10.47635	0
01/01/2010 to 12/31/2010	$10.47635	$12.42903	0
01/01/2011 to 12/31/2011	$12.42903	$11.93976	0
01/01/2012 to 12/31/2012	$11.93976	$14.14015	1,396
01/01/2013 to 12/31/2013	$14.14015	$18.50694	2,504
01/01/2014 to 12/31/2014	$18.50694	$20.43596	5,031
01/01/2015 to 12/31/2015	$20.43596	$19.08331	9,822
01/01/2016 to 12/31/2016	$19.08331	$19.20543	11,310
01/01/2017 to 12/31/2017	$19.20543	$24.16719	11,658

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
05/01/2008* to 12/31/2008	$10.08946	$7.64998	0
01/01/2009 to 12/31/2009	$7.64998	$9.34543	0
01/01/2010 to 12/31/2010	$9.34543	$10.32606	0
01/01/2011 to 12/31/2011	$10.32606	$10.17206	0
01/01/2012 to 12/31/2012	$10.17206	$11.09154	9,423
01/01/2013 to 12/31/2013	$11.09154	$12.06017	13,204
01/01/2014 to 12/31/2014	$12.06017	$12.42331	17,974
01/01/2015 to 12/31/2015	$12.42331	$12.18843	17,295
01/01/2016 to 12/31/2016	$12.18843	$12.70214	33,949
01/01/2017 to 12/31/2017	$12.70214	$14.12146	31,336
AST Goldman Sachs Small-Cap Value Portfolio
07/21/2008* to 12/31/2008	$10.03407	$7.66279	0
01/01/2009 to 12/31/2009	$7.66279	$9.62383	0
01/01/2010 to 12/31/2010	$9.62383	$12.07909	0
01/01/2011 to 12/31/2011	$12.07909	$12.11532	0
01/01/2012 to 12/31/2012	$12.11532	$13.87726	592
01/01/2013 to 12/31/2013	$13.87726	$19.07270	1,617
01/01/2014 to 12/31/2014	$19.07270	$20.24314	1,633
01/01/2015 to 12/31/2015	$20.24314	$18.94153	2,968
01/01/2016 to 12/31/2016	$18.94153	$23.31383	5,254
01/01/2017 to 12/31/2017	$23.31383	$25.89693	5,767
AST Government Money Market Portfolio
01/01/2008 to 12/31/2008	$10.29973	$10.45357	0
01/01/2009 to 12/31/2009	$10.45357	$10.37528	0
01/01/2010 to 12/31/2010	$10.37528	$10.27485	0
01/01/2011 to 12/31/2011	$10.27485	$10.17598	7,315
01/01/2012 to 12/31/2012	$10.17598	$10.07626	2,251
01/01/2013 to 12/31/2013	$10.07626	$9.97714	1,433
01/01/2014 to 12/31/2014	$9.97714	$9.87852	23,288
01/01/2015 to 12/31/2015	$9.87852	$9.78032	11,823
01/01/2016 to 12/31/2016	$9.78032	$9.68399	9,858
01/01/2017 to 12/31/2017	$9.68399	$9.62117	6,683
AST High Yield Portfolio
01/01/2008 to 12/31/2008	$9.96607	$7.34697	0
01/01/2009 to 12/31/2009	$7.34697	$9.86035	0
01/01/2010 to 12/31/2010	$9.86035	$11.08074	0
01/01/2011 to 12/31/2011	$11.08074	$11.31919	0
01/01/2012 to 12/31/2012	$11.31919	$12.76194	1,142
01/01/2013 to 12/31/2013	$12.76194	$13.54280	2,602
01/01/2014 to 12/31/2014	$13.54280	$13.75166	4,729
01/01/2015 to 12/31/2015	$13.75166	$13.13027	7,415
01/01/2016 to 12/31/2016	$13.13027	$15.00201	10,073
01/01/2017 to 12/31/2017	$15.00201	$15.96360	11,839
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.84473	$5.70314	0
01/01/2009 to 12/31/2009	$5.70314	$6.74404	0
01/01/2010 to 12/31/2010	$6.74404	$7.55590	0
01/01/2011 to 12/31/2011	$7.55590	$7.16817	0
01/01/2012 to 12/31/2012	$7.16817	$8.29561	32
01/01/2013 to 12/31/2013	$8.29561	$11.48738	677
01/01/2014 to 12/31/2014	$11.48738	$12.93708	3,267
01/01/2015 to 12/31/2015	$12.93708	$11.80525	3,857
01/01/2016 to 12/31/2016	$11.80525	$14.01298	9,295
01/01/2017 to 12/31/2017	$14.01298	$16.53743	7,366

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2008 to 12/31/2008	$12.05201	$5.93863	0
01/01/2009 to 12/31/2009	$5.93863	$7.95483	0
01/01/2010 to 12/31/2010	$7.95483	$9.01789	0
01/01/2011 to 12/31/2011	$9.01789	$7.77483	0
01/01/2012 to 12/31/2012	$7.77483	$9.26557	0
01/01/2013 to 12/31/2013	$9.26557	$10.92201	0
01/01/2014 to 12/31/2014	$10.92201	$10.21646	0
01/01/2015 to 12/31/2015	$10.21646	$10.43383	177
01/01/2016 to 12/31/2016	$10.43383	$9.94030	484
01/01/2017 to 12/31/2017	$9.94030	$13.32866	471
AST International Value Portfolio
01/01/2008 to 12/31/2008	$11.65068	$6.45950	0
01/01/2009 to 12/31/2009	$6.45950	$8.34615	0
01/01/2010 to 12/31/2010	$8.34615	$9.17929	0
01/01/2011 to 12/31/2011	$9.17929	$7.94794	0
01/01/2012 to 12/31/2012	$7.94794	$9.18156	0
01/01/2013 to 12/31/2013	$9.18156	$10.86035	0
01/01/2014 to 12/31/2014	$10.86035	$10.03208	0
01/01/2015 to 12/31/2015	$10.03208	$10.01389	121
01/01/2016 to 12/31/2016	$10.01389	$9.97240	223
01/01/2017 to 12/31/2017	$9.97240	$12.12628	218
AST J.P. Morgan Global Thematic Portfolio
05/01/2008* to 12/31/2008	$10.11197	$7.17178	0
01/01/2009 to 12/31/2009	$7.17178	$8.99427	0
01/01/2010 to 12/31/2010	$8.99427	$10.13569	0
01/01/2011 to 12/31/2011	$10.13569	$9.97825	0
01/01/2012 to 12/31/2012	$9.97825	$11.22134	4,842
01/01/2013 to 12/31/2013	$11.22134	$12.91910	5,595
01/01/2014 to 12/31/2014	$12.91910	$13.60521	5,755
01/01/2015 to 12/31/2015	$13.60521	$13.32949	12,579
01/01/2016 to 12/31/2016	$13.32949	$13.88622	21,440
01/01/2017 to 12/31/2017	$13.88622	$16.08024	31,265
AST J.P. Morgan International Equity Portfolio
01/01/2008 to 12/31/2008	$10.97941	$6.37232	0
01/01/2009 to 12/31/2009	$6.37232	$8.57302	0
01/01/2010 to 12/31/2010	$8.57302	$9.09678	0
01/01/2011 to 12/31/2011	$9.09678	$8.18270	0
01/01/2012 to 12/31/2012	$8.18270	$9.87658	38
01/01/2013 to 12/31/2013	$9.87658	$11.28094	1,177
01/01/2014 to 12/31/2014	$11.28094	$10.45830	5,285
01/01/2015 to 12/31/2015	$10.45830	$10.06541	7,770
01/01/2016 to 12/31/2016	$10.06541	$10.15840	13,345
01/01/2017 to 12/31/2017	$10.15840	$13.03844	17,596
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.17383	$8.29858	0
01/01/2009 to 12/31/2009	$8.29858	$10.02568	0
01/01/2010 to 12/31/2010	$10.02568	$10.65289	0
01/01/2011 to 12/31/2011	$10.65289	$10.57215	0
01/01/2012 to 12/31/2012	$10.57215	$11.58947	5,069
01/01/2013 to 12/31/2013	$11.58947	$12.74066	4,886
01/01/2014 to 12/31/2014	$12.74066	$13.30181	7,091
01/01/2015 to 12/31/2015	$13.30181	$13.14611	7,319
01/01/2016 to 12/31/2016	$13.14611	$13.51574	10,350
01/01/2017 to 12/31/2017	$13.51574	$15.00708	10,368

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08457	$10.29963	0
01/01/2010 to 12/31/2010	$10.29963	$11.35164	0
01/01/2011 to 12/31/2011	$11.35164	$11.31377	0
01/01/2012 to 12/31/2012	$11.31377	$12.90295	0
01/01/2013 to 12/31/2013	$12.90295	$17.43738	0
01/01/2014 to 12/31/2014	$17.43738	$18.90555	123
01/01/2015 to 12/31/2015	$18.90555	$20.70893	112
01/01/2016 to 12/31/2016	$20.70893	$20.20390	239
01/01/2017 to 12/31/2017	$20.20390	$27.17167	159
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.47337	$6.40005	0
01/01/2009 to 12/31/2009	$6.40005	$8.22241	0
01/01/2010 to 12/31/2010	$8.22241	$9.74903	0
01/01/2011 to 12/31/2011	$9.74903	$9.56442	2,470
01/01/2012 to 12/31/2012	$9.56442	$10.63120	16
01/01/2013 to 12/31/2013	$10.63120	$14.37959	0
01/01/2014 to 12/31/2014	$14.37959	$15.74482	918
01/01/2015 to 12/31/2015	$15.74482	$17.15902	3,508
01/01/2016 to 12/31/2016	$17.15902	$17.93663	6,527
01/01/2017 to 12/31/2017	$17.93663	$23.61802	8,926
AST Lord Abbett Core Fixed Income Portfolio
01/01/2008 to 12/31/2008	$10.32185	$7.84324	0
01/01/2009 to 12/31/2009	$7.84324	$10.45274	0
01/01/2010 to 12/31/2010	$10.45274	$11.73757	0
01/01/2011 to 12/31/2011	$11.73757	$12.80336	0
01/01/2012 to 12/31/2012	$12.80336	$13.42818	2,647
01/01/2013 to 12/31/2013	$13.42818	$13.02931	3,308
01/01/2014 to 12/31/2014	$13.02931	$13.72449	3,119
01/01/2015 to 12/31/2015	$13.72449	$13.50922	5,118
01/01/2016 to 12/31/2016	$13.50922	$13.72373	6,789
01/01/2017 to 12/31/2017	$13.72373	$14.04374	7,641
AST MFS Global Equity Portfolio
01/01/2008 to 12/31/2008	$10.95164	$7.15759	0
01/01/2009 to 12/31/2009	$7.15759	$9.31966	0
01/01/2010 to 12/31/2010	$9.31966	$10.33903	323
01/01/2011 to 12/31/2011	$10.33903	$9.91614	314
01/01/2012 to 12/31/2012	$9.91614	$12.08368	337
01/01/2013 to 12/31/2013	$12.08368	$15.27018	4,344
01/01/2014 to 12/31/2014	$15.27018	$15.66783	4,112
01/01/2015 to 12/31/2015	$15.66783	$15.28549	4,825
01/01/2016 to 12/31/2016	$15.28549	$16.21071	4,324
01/01/2017 to 12/31/2017	$16.21071	$19.87703	6,521
AST MFS Growth Portfolio
01/01/2008 to 12/31/2008	$11.59267	$7.31108	0
01/01/2009 to 12/31/2009	$7.31108	$8.99798	0
01/01/2010 to 12/31/2010	$8.99798	$10.04775	0
01/01/2011 to 12/31/2011	$10.04775	$9.88927	0
01/01/2012 to 12/31/2012	$9.88927	$11.46400	15
01/01/2013 to 12/31/2013	$11.46400	$15.51686	6,540
01/01/2014 to 12/31/2014	$15.51686	$16.70138	2,126
01/01/2015 to 12/31/2015	$16.70138	$17.73141	5,454
01/01/2016 to 12/31/2016	$17.73141	$17.89169	9,454
01/01/2017 to 12/31/2017	$17.89169	$23.15489	10,751

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22213	0
01/01/2013 to 12/31/2013	$10.22213	$13.61300	0
01/01/2014 to 12/31/2014	$13.61300	$14.85534	0
01/01/2015 to 12/31/2015	$14.85534	$14.60187	0
01/01/2016 to 12/31/2016	$14.60187	$16.40135	0
01/01/2017 to 12/31/2017	$16.40135	$19.05506	0
AST Neuberger Berman Mid-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.82260	$6.65075	0
01/01/2009 to 12/31/2009	$6.65075	$8.54648	0
01/01/2010 to 12/31/2010	$8.54648	$10.88845	0
01/01/2011 to 12/31/2011	$10.88845	$10.96268	0
01/01/2012 to 12/31/2012	$10.96268	$12.19821	685
01/01/2013 to 12/31/2013	$12.19821	$16.01598	2,086
01/01/2014 to 12/31/2014	$16.01598	$17.11635	1,694
01/01/2015 to 10/16/2015	$17.11635	$17.64502	0
AST Neuberger Berman Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$11.75209	$6.68601	0
01/01/2009 to 12/31/2009	$6.68601	$8.11354	0
01/01/2010 to 12/31/2010	$8.11354	$9.66127	0
01/01/2011 to 04/29/2011	$9.66127	$10.86028	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.25701	$5.86395	0
01/01/2009 to 12/31/2009	$5.86395	$8.16575	0
01/01/2010 to 12/31/2010	$8.16575	$9.97960	0
01/01/2011 to 12/31/2011	$9.97960	$9.63540	0
01/01/2012 to 12/31/2012	$9.63540	$11.17393	23
01/01/2013 to 12/31/2013	$11.17393	$15.71072	2,215
01/01/2014 to 12/31/2014	$15.71072	$17.77178	3,289
01/01/2015 to 12/31/2015	$17.77178	$16.60400	6,129
01/01/2016 to 12/31/2016	$16.60400	$19.43671	9,777
01/01/2017 to 12/31/2017	$19.43671	$21.89837	11,748
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.37057	17
01/01/2013 to 12/31/2013	$10.37057	$12.20998	0
01/01/2014 to 12/31/2014	$12.20998	$12.71038	1,615
01/01/2015 to 12/31/2015	$12.71038	$12.42824	1,589
01/01/2016 to 12/31/2016	$12.42824	$12.83725	1,745
01/01/2017 to 12/31/2017	$12.83725	$14.80668	2,688
AST Parametric Emerging Markets Equity Portfolio
07/21/2008* to 12/31/2008	$10.10192	$5.59093	0
01/01/2009 to 12/31/2009	$5.59093	$9.21761	0
01/01/2010 to 12/31/2010	$9.21761	$11.15868	0
01/01/2011 to 12/31/2011	$11.15868	$8.80869	0
01/01/2012 to 12/31/2012	$8.80869	$10.28504	0
01/01/2013 to 12/31/2013	$10.28504	$10.20593	0
01/01/2014 to 12/31/2014	$10.20593	$9.63174	0
01/01/2015 to 12/31/2015	$9.63174	$7.94129	279
01/01/2016 to 12/31/2016	$7.94129	$8.83470	270
01/01/2017 to 12/31/2017	$8.83470	$11.05480	263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.75670	$8.57497	2,810
01/01/2009 to 12/31/2009	$8.57497	$10.19125	62,109
01/01/2010 to 12/31/2010	$10.19125	$11.15697	59,310
01/01/2011 to 12/31/2011	$11.15697	$11.15675	59,232
01/01/2012 to 12/31/2012	$11.15675	$12.19226	56,097
01/01/2013 to 12/31/2013	$12.19226	$13.18351	54,932
01/01/2014 to 12/31/2014	$13.18351	$13.80684	67,255
01/01/2015 to 12/31/2015	$13.80684	$13.68969	85,772
01/01/2016 to 12/31/2016	$13.68969	$14.30327	117,927
01/01/2017 to 12/31/2017	$14.30327	$15.59655	111,480
AST Prudential Growth Allocation Portfolio
01/01/2008 to 12/31/2008	$11.19117	$6.56949	0
01/01/2009 to 12/31/2009	$6.56949	$8.19394	1,599
01/01/2010 to 12/31/2010	$8.19394	$9.65573	1,599
01/01/2011 to 12/31/2011	$9.65573	$8.96603	1,599
01/01/2012 to 12/31/2012	$8.96603	$10.02421	2,311
01/01/2013 to 12/31/2013	$10.02421	$11.61472	3,986
01/01/2014 to 12/31/2014	$11.61472	$12.55744	33,927
01/01/2015 to 12/31/2015	$12.55744	$12.35696	57,879
01/01/2016 to 12/31/2016	$12.35696	$13.46983	58,768
01/01/2017 to 12/31/2017	$13.46983	$15.48350	86,855
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99918	$11.73020	0
01/01/2014 to 12/31/2014	$11.73020	$13.38423	0
01/01/2015 to 12/31/2015	$13.38423	$13.45615	0
01/01/2016 to 12/31/2016	$13.45615	$14.76943	0
01/01/2017 to 12/31/2017	$14.76943	$17.75463	0
AST QMA US Equity Alpha Portfolio
01/01/2008 to 12/31/2008	$10.37151	$6.29304	1,694
01/01/2009 to 12/31/2009	$6.29304	$7.59041	1,645
01/01/2010 to 12/31/2010	$7.59041	$8.64622	1,594
01/01/2011 to 12/31/2011	$8.64622	$8.85664	1,546
01/01/2012 to 12/31/2012	$8.85664	$10.41779	1,532
01/01/2013 to 12/31/2013	$10.41779	$13.65949	2,489
01/01/2014 to 12/31/2014	$13.65949	$15.85219	3,284
01/01/2015 to 12/31/2015	$15.85219	$16.17865	3,413
01/01/2016 to 12/31/2016	$16.17865	$18.39686	7,896
01/01/2017 to 12/31/2017	$18.39686	$22.26804	10,039
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99918	$8.93992	0
01/01/2012 to 12/31/2012	$8.93992	$10.01604	0
01/01/2013 to 12/31/2013	$10.01604	$12.13798	0
01/01/2014 to 12/31/2014	$12.13798	$12.79898	233
01/01/2015 to 12/31/2015	$12.79898	$12.69136	925
01/01/2016 to 12/31/2016	$12.69136	$13.36031	493
01/01/2017 to 12/31/2017	$13.36031	$15.63441	8,285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
05/01/2008* to 12/31/2008	$10.08128	$7.37971	0
01/01/2009 to 12/31/2009	$7.37971	$9.01552	0
01/01/2010 to 12/31/2010	$9.01552	$9.99007	0
01/01/2011 to 12/31/2011	$9.99007	$9.71160	2,230
01/01/2012 to 12/31/2012	$9.71160	$10.60403	9,000
01/01/2013 to 12/31/2013	$10.60403	$11.80510	15,625
01/01/2014 to 12/31/2014	$11.80510	$12.28896	17,952
01/01/2015 to 12/31/2015	$12.28896	$12.14719	39,609
01/01/2016 to 12/31/2016	$12.14719	$12.60617	70,738
01/01/2017 to 12/31/2017	$12.60617	$14.50774	72,137
AST Schroders Global Tactical Portfolio
05/01/2008* to 12/31/2008	$10.09946	$6.72784	0
01/01/2009 to 12/31/2009	$6.72784	$8.44981	0
01/01/2010 to 12/31/2010	$8.44981	$9.56609	0
01/01/2011 to 12/31/2011	$9.56609	$9.24529	0
01/01/2012 to 12/31/2012	$9.24529	$10.60940	0
01/01/2013 to 12/31/2013	$10.60940	$12.40140	0
01/01/2014 to 12/31/2014	$12.40140	$12.94564	15,105
01/01/2015 to 12/31/2015	$12.94564	$12.74795	27,609
01/01/2016 to 12/31/2016	$12.74795	$13.48246	25,489
01/01/2017 to 04/28/2017	$13.48246	$14.05525	0
AST Schroders Multi-Asset World Strategies Portfolio
01/01/2008 to 12/31/2008	$10.87140	$7.51399	0
01/01/2009 to 12/31/2009	$7.51399	$9.47895	0
01/01/2010 to 12/31/2010	$9.47895	$10.49368	0
01/01/2011 to 12/31/2011	$10.49368	$10.03860	3,919
01/01/2012 to 12/31/2012	$10.03860	$11.04609	15,221
01/01/2013 to 12/31/2013	$11.04609	$12.51162	14,508
01/01/2014 to 12/31/2014	$12.51162	$12.76388	9,960
01/01/2015 to 10/16/2015	$12.76388	$12.48069	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2008 to 12/31/2008	$10.91958	$6.04442	0
01/01/2009 to 12/31/2009	$6.04442	$7.93932	0
01/01/2010 to 12/31/2010	$7.93932	$10.41905	364
01/01/2011 to 12/31/2011	$10.41905	$8.96343	354
01/01/2012 to 12/31/2012	$8.96343	$10.65604	369
01/01/2013 to 12/31/2013	$10.65604	$14.85632	1,278
01/01/2014 to 12/31/2014	$14.85632	$15.43593	1,968
01/01/2015 to 12/31/2015	$15.43593	$15.48715	5,973
01/01/2016 to 12/31/2016	$15.48715	$16.51462	7,456
01/01/2017 to 12/31/2017	$16.51462	$20.87920	8,751
AST Small-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.46802	$6.73693	0
01/01/2009 to 12/31/2009	$6.73693	$8.93194	0
01/01/2010 to 12/31/2010	$8.93194	$12.06406	0
01/01/2011 to 12/31/2011	$12.06406	$11.82778	0
01/01/2012 to 12/31/2012	$11.82778	$13.13644	0
01/01/2013 to 12/31/2013	$13.13644	$17.58113	0
01/01/2014 to 12/31/2014	$17.58113	$18.07191	1,089
01/01/2015 to 12/31/2015	$18.07191	$18.03357	1,176
01/01/2016 to 12/31/2016	$18.03357	$20.01168	1,411
01/01/2017 to 12/31/2017	$20.01168	$24.55270	1,295

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2008 to 12/31/2008	$9.43656	$6.56669	0
01/01/2009 to 12/31/2009	$6.56669	$8.25723	0
01/01/2010 to 12/31/2010	$8.25723	$10.30053	0
01/01/2011 to 12/31/2011	$10.30053	$9.58913	0
01/01/2012 to 12/31/2012	$9.58913	$11.21832	23
01/01/2013 to 12/31/2013	$11.21832	$15.26149	3,645
01/01/2014 to 12/31/2014	$15.26149	$15.90635	1,575
01/01/2015 to 12/31/2015	$15.90635	$15.07015	2,752
01/01/2016 to 12/31/2016	$15.07015	$19.27868	5,117
01/01/2017 to 12/31/2017	$19.27868	$20.49063	3,630
AST T. Rowe Price Asset Allocation Portfolio
01/01/2008 to 12/31/2008	$10.57860	$7.75653	0
01/01/2009 to 12/31/2009	$7.75653	$9.53361	0
01/01/2010 to 12/31/2010	$9.53361	$10.52807	2,184
01/01/2011 to 12/31/2011	$10.52807	$10.63067	3,039
01/01/2012 to 12/31/2012	$10.63067	$11.94592	23,637
01/01/2013 to 12/31/2013	$11.94592	$13.81861	32,182
01/01/2014 to 12/31/2014	$13.81861	$14.48626	39,114
01/01/2015 to 12/31/2015	$14.48626	$14.34890	45,867
01/01/2016 to 12/31/2016	$14.34890	$15.27883	82,583
01/01/2017 to 12/31/2017	$15.27883	$17.45860	102,240
AST T. Rowe Price Equity Income Portfolio
01/01/2008 to 12/31/2008	$9.82815	$5.65507	0
01/01/2009 to 12/31/2009	$5.65507	$6.93144	0
01/01/2010 to 12/31/2010	$6.93144	$7.77169	0
01/01/2011 to 12/31/2011	$7.77169	$7.56873	0
01/01/2012 to 12/31/2012	$7.56873	$8.78643	0
01/01/2013 to 12/31/2013	$8.78643	$11.28190	4,424
01/01/2014 to 12/31/2014	$11.28190	$12.00433	6,949
01/01/2015 to 10/16/2015	$12.00433	$11.18850	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2008 to 12/31/2008	$10.93976	$6.43744	0
01/01/2009 to 12/31/2009	$6.43744	$9.77555	0
01/01/2010 to 12/31/2010	$9.77555	$11.20897	0
01/01/2011 to 12/31/2011	$11.20897	$10.91000	0
01/01/2012 to 12/31/2012	$10.91000	$12.70117	0
01/01/2013 to 12/31/2013	$12.70117	$18.11188	1,087
01/01/2014 to 12/31/2014	$18.11188	$19.42910	5,419
01/01/2015 to 12/31/2015	$19.42910	$21.08029	9,928
01/01/2016 to 12/31/2016	$21.08029	$21.43515	9,524
01/01/2017 to 12/31/2017	$21.43515	$29.26401	9,793
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
01/01/2008 to 12/31/2008	$10.19617	$6.32963	0
01/01/2009 to 12/31/2009	$6.32963	$7.41124	0
01/01/2010 to 12/31/2010	$7.41124	$8.25078	0
01/01/2011 to 12/31/2011	$8.25078	$8.12903	0
01/01/2012 to 12/31/2012	$8.12903	$9.12709	19
01/01/2013 to 12/31/2013	$9.12709	$12.16608	1,169
01/01/2014 to 12/31/2014	$12.16608	$12.23327	2,902
01/01/2015 to 12/31/2015	$12.23327	$11.37778	2,087
01/01/2016 to 12/31/2016	$11.37778	$11.95569	1,841
01/01/2017 to 12/31/2017	$11.95569	$13.79697	2,603

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2008 to 12/31/2008	$13.94064	$6.90317	0
01/01/2009 to 12/31/2009	$6.90317	$10.20784	0
01/01/2010 to 12/31/2010	$10.20784	$12.17409	878
01/01/2011 to 12/31/2011	$12.17409	$10.25550	854
01/01/2012 to 12/31/2012	$10.25550	$10.52125	853
01/01/2013 to 12/31/2013	$10.52125	$12.01930	4,036
01/01/2014 to 12/31/2014	$12.01930	$10.90540	3,053
01/01/2015 to 12/31/2015	$10.90540	$8.71869	2,325
01/01/2016 to 12/31/2016	$8.71869	$10.75741	5,898
01/01/2017 to 12/31/2017	$10.75741	$11.74892	6,098
AST Templeton Global Bond Portfolio
01/01/2008 to 12/31/2008	$10.73003	$10.36499	0
01/01/2009 to 12/31/2009	$10.36499	$11.50569	0
01/01/2010 to 12/31/2010	$11.50569	$12.04612	0
01/01/2011 to 12/31/2011	$12.04612	$12.41886	0
01/01/2012 to 12/31/2012	$12.41886	$12.93840	13
01/01/2013 to 12/31/2013	$12.93840	$12.32953	189
01/01/2014 to 12/31/2014	$12.32953	$12.27550	138
01/01/2015 to 12/31/2015	$12.27550	$11.59268	1,867
01/01/2016 to 12/31/2016	$11.59268	$11.97824	1,972
01/01/2017 to 12/31/2017	$11.97824	$12.10197	2,442
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2008 to 12/31/2008	$10.11084	$6.19415	0
01/01/2009 to 12/31/2009	$6.19415	$8.51751	0
01/01/2010 to 12/31/2010	$8.51751	$10.42410	0
01/01/2011 to 12/31/2011	$10.42410	$9.96483	0
01/01/2012 to 12/31/2012	$9.96483	$11.68256	23
01/01/2013 to 12/31/2013	$11.68256	$15.31633	5,856
01/01/2014 to 12/31/2014	$15.31633	$17.43481	2,771
01/01/2015 to 12/31/2015	$17.43481	$16.12146	4,122
01/01/2016 to 12/31/2016	$16.12146	$18.19606	3,010
01/01/2017 to 12/31/2017	$18.19606	$21.35480	2,866
AST Wellington Management Hedged Equity Portfolio
01/01/2008 to 12/31/2008	$11.05096	$6.31035	0
01/01/2009 to 12/31/2009	$6.31035	$8.02421	0
01/01/2010 to 12/31/2010	$8.02421	$9.10752	0
01/01/2011 to 12/31/2011	$9.10752	$8.70580	0
01/01/2012 to 12/31/2012	$8.70580	$9.56832	35
01/01/2013 to 12/31/2013	$9.56832	$11.41596	0
01/01/2014 to 12/31/2014	$11.41596	$11.92516	4,247
01/01/2015 to 12/31/2015	$11.92516	$11.73237	5,333
01/01/2016 to 12/31/2016	$11.73237	$12.37437	11,290
01/01/2017 to 12/31/2017	$12.37437	$13.91758	15,663
AST Western Asset Core Plus Bond Portfolio
01/01/2008 to 12/31/2008	$9.98774	$9.37351	0
01/01/2009 to 12/31/2009	$9.37351	$10.35999	0
01/01/2010 to 12/31/2010	$10.35999	$11.05727	0
01/01/2011 to 12/31/2011	$11.05727	$11.60740	0
01/01/2012 to 12/31/2012	$11.60740	$12.39484	1,828
01/01/2013 to 12/31/2013	$12.39484	$12.08896	1,727
01/01/2014 to 12/31/2014	$12.08896	$12.83064	1,641
01/01/2015 to 12/31/2015	$12.83064	$12.86080	2,675
01/01/2016 to 12/31/2016	$12.86080	$13.38950	3,385
01/01/2017 to 12/31/2017	$13.38950	$14.09350	3,999

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
05/01/2008* to 12/31/2008	$10.07829	$6.67267	0
01/01/2009 to 12/31/2009	$6.67267	$8.59292	0
01/01/2010 to 12/31/2010	$8.59292	$9.37902	0
01/01/2011 to 12/31/2011	$9.37902	$9.13111	1,212
01/01/2012 to 09/21/2012	$9.13111	$10.27970	0
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,457,427	$15,603,387	$19,207,350	$24,414,007	$14,230,117
Net Assets	$7,457,427	$15,603,387	$19,207,350	$24,414,007	$14,230,117

NET ASSETS, representing:
Accumulation units	$7,457,427	$15,603,387	$19,207,350	$24,414,007	$14,230,117
	$7,457,427	$15,603,387	$19,207,350	$24,414,007	$14,230,117

Units outstanding	6,350,227	5,696,899	5,154,163	6,701,694	3,034,797

Portfolio shares held	745,743	1,187,472	372,813	770,644	2,752,440
Portfolio net asset value per share	$10.00	$13.14	$51.52	$31.68	$5.17
Investment in portfolio shares, at cost	$7,457,427	$13,271,766	$10,211,268	$15,037,234	$14,450,863

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$43,720	$—	$—	$—	$892,396

EXPENSES
Charges for mortality and expense risk,
and for administration	111,886	219,988	262,616	350,227	215,641
NET INVESTMENT INCOME (LOSS)	(68,166)	(219,988)	(262,616)	(350,227)	676,755

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	258,708	1,098,110	1,263,572	(524)
Net change in unrealized gain (loss) on investments	—	816,569	3,144,369	2,508,305	216,765
NET GAIN (LOSS) ON INVESTMENTS	—	1,075,277	4,242,479	3,771,877	216,241

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(68,166)	$855,289	$3,979,863	$3,421,650	$892,996

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$22,041,105	$5,464,300	$26,906,319	$4,531,042	$1,857,135
Net Assets	$22,041,105	$5,464,300	$26,906,319	$4,531,042	$1,857,135

NET ASSETS, representing:
Accumulation units	$22,041,105	$5,464,300	$26,906,319	$4,531,042	$1,857,135
	$22,041,105	$5,464,300	$26,906,319	$4,531,042	$1,857,135

Units outstanding	5,984,257	1,894,908	6,090,270	759,728	921,074

Portfolio shares held	371,187	159,170	436,154	117,659	107,039
Portfolio net asset value per share	$59.38	$34.33	$61.69	$38.51	$17.35
Investment in portfolio shares, at cost	$14,173,707	$3,153,954	$10,422,908	$2,028,145	$1,500,953
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$347,528	$—	$—	$—	$19,381

EXPENSES
Charges for mortality and expense risk,
and for administration	313,726	73,836	365,288	61,091	23,966
NET INVESTMENT INCOME (LOSS)	33,802	(73,836)	(365,288)	(61,091)	(4,585)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	434,913	—	—	—	71,404
Net realized gain (loss) on shares redeemed	1,525,212	230,861	2,461,667	298,196	31,570
Net change in unrealized gain (loss) on investments	1,928,426	915,875	5,475,722	239,496	292,025
NET GAIN (LOSS) ON INVESTMENTS	3,888,551	1,146,736	7,937,389	537,692	394,999

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,922,353	$1,072,900	$7,572,101	$476,601	$390,414

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$6,738,586	$7,854,400	$5,355,135	$5,067,025	$1,461,745
Net Assets	$6,738,586	$7,854,400	$5,355,135	$5,067,025	$1,461,745

NET ASSETS, representing:
Accumulation units	$6,738,586	$7,854,400	$5,355,135	$5,067,025	$1,461,745
	$6,738,586	$7,854,400	$5,355,135	$5,067,025	$1,461,745

Units outstanding	1,671,518	2,558,949	1,625,103	1,420,966	422,911

Portfolio shares held	230,222	213,900	146,676	158,444	49,551
Portfolio net asset value per share	$29.27	$36.72	$36.51	$31.98	$29.50
Investment in portfolio shares, at cost	$5,184,080	$5,826,239	$4,097,307	$5,154,297	$1,033,697

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$114,263	$80,880	$19,995	$81,454	$19,160

EXPENSES
Charges for mortality and expense risk,
and for administration	91,391	108,992	71,270	68,636	19,906
NET INVESTMENT INCOME (LOSS)	22,872	(28,112)	(51,275)	12,818	(746)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	633,785	405,129	48,507	—	94,103
Net realized gain (loss) on shares redeemed	237,109	281,510	110,515	(88,593)	80,820
Net change in unrealized gain (loss) on investments	(970)	204,631	1,068,696	1,330,874	106,927
NET GAIN (LOSS) ON INVESTMENTS	869,924	891,270	1,227,718	1,242,281	281,850

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$892,796	$863,158	$1,176,443	$1,255,099	$281,104

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,726,596	$2,054,898	$2,990,116	$3,500,479	$1,989,858
Net Assets	$6,726,596	$2,054,898	$2,990,116	$3,500,479	$1,989,858

NET ASSETS, representing:
Accumulation units	$6,726,596	$2,054,898	$2,990,116	$3,500,479	$1,989,858
	$6,726,596	$2,054,898	$2,990,116	$3,500,479	$1,989,858

Units outstanding	1,743,915	525,052	909,525	1,058,086	935,097

Portfolio shares held	137,558	183,309	167,701	112,231	195,276
Portfolio net asset value per share	$48.90	$11.21	$17.83	$31.19	$10.19
Investment in portfolio shares, at cost	$3,799,129	$1,292,106	$3,328,644	$1,571,328	$2,088,370

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$6,621	$35,362	$—	$—	$14,267

EXPENSES
Charges for mortality and expense risk,
and for administration	88,546	30,053	39,833	45,292	26,705
NET INVESTMENT INCOME (LOSS)	(81,925)	5,309	(39,833)	(45,292)	(12,438)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	250,540	—	281,368	—	158,723
Net realized gain (loss) on shares redeemed	325,587	186,082	(45,423)	203,014	(28,000)
Net change in unrealized gain (loss) on investments	1,135,448	(45,063)	316,354	650,574	247,971
NET GAIN (LOSS) ON INVESTMENTS	1,711,575	141,019	552,299	853,588	378,694

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,629,650	$146,328	$512,466	$808,296	$366,256

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$832,965	$8,142,275	$485,763	$7,242,370	$2,110,312
Net Assets	$832,965	$8,142,275	$485,763	$7,242,370	$2,110,312

NET ASSETS, representing:
Accumulation units	$832,965	$8,142,275	$485,763	$7,242,370	$2,110,312
	$832,965	$8,142,275	$485,763	$7,242,370	$2,110,312

Units outstanding	562,620	2,331,536	226,785	2,025,937	1,092,745

Portfolio shares held	15,511	309,357	13,614	489,680	262,477
Portfolio net asset value per share	$53.70	$26.32	$35.68	$14.79	$8.04
Investment in portfolio shares, at cost	$539,855	$4,002,484	$348,313	$3,666,219	$1,624,401

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$1,094	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,441	124,407	7,101	110,291	30,845
NET INVESTMENT INCOME (LOSS)	(11,441)	(124,407)	(6,007)	(110,291)	(30,845)
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	45,455	—	4,318	—	—
Net realized gain (loss) on shares redeemed	59,195	596,177	13,648	456,376	41,677
Net change in unrealized gain (loss) on investments	121,789	321,393	90,772	969,169	567,416
NET GAIN (LOSS) ON INVESTMENTS	226,439	917,570	108,738	1,425,545	609,093

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$214,998	$793,163	$102,731	$1,315,254	$578,248

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$67,828,021	$29,303,494	$177,660,034	$14,171,797	$29,968,493
Net Assets	$67,828,021	$29,303,494	$177,660,034	$14,171,797	$29,968,493

NET ASSETS, representing:
Accumulation units	$67,828,021	$29,303,494	$177,660,034	$14,171,797	$29,968,493
	$67,828,021	$29,303,494	$177,660,034	$14,171,797	$29,968,493

Units outstanding	3,729,480	1,478,395	12,622,002	852,770	2,026,029

Portfolio shares held	2,182,369	2,532,713	9,291,843	936,050	2,976,017
Portfolio net asset value per share	$31.08	$11.57	$19.12	$15.14	$10.07
Investment in portfolio shares, at cost	$55,073,184	$23,796,165	$132,752,920	$10,213,883	$24,798,010

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	909,891	422,796	2,789,237	205,077	416,166
NET INVESTMENT INCOME (LOSS)	(909,891)	(422,796)	(2,789,237)	(205,077)	(416,166)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,336,957	907,010	4,338,331	375,182	703,372
Net change in unrealized gain (loss) on investments	4,233,238	823,742	15,561,149	1,632,974	1,336,721
NET GAIN (LOSS) ON INVESTMENTS	5,570,195	1,730,752	19,899,480	2,008,156	2,040,093

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,660,304	$1,307,956	$17,110,243	$1,803,079	$1,623,927

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$19,309,016	$10,792,303	$16,836,617	$63,557,196	$34,896,824
Net Assets	$19,309,016	$10,792,303	$16,836,617	$63,557,196	$34,896,824

NET ASSETS, representing:
Accumulation units	$19,309,016	$10,792,303	$16,836,617	$63,557,196	$34,896,824
	$19,309,016	$10,792,303	$16,836,617	$63,557,196	$34,896,824

Units outstanding	865,182	495,956	804,909	3,009,467	1,682,687

Portfolio shares held	973,728	418,631	587,871	6,739,894	1,173,002
Portfolio net asset value per share	$19.83	$25.78	$28.64	$9.43	$29.75
Investment in portfolio shares, at cost	$12,449,205	$7,142,102	$12,472,909	$46,583,952	$23,000,424

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	279,340	167,088	247,333	931,326	471,050
NET INVESTMENT INCOME (LOSS)	(279,340)	(167,088)	(247,333)	(931,326)	(471,050)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,046,558	777,669	995,011	2,014,908	1,740,825
Net change in unrealized gain (loss) on investments	3,246,674	1,029,693	151,604	12,073,443	3,896,738
NET GAIN (LOSS) ON INVESTMENTS	4,293,232	1,807,362	1,146,615	14,088,351	5,637,563

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,013,892	$1,640,274	$899,282	$13,157,025	$5,166,513

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$53,974,111	$59,638,995	$17,630,876	$36,902,959	$21,183,691
Net Assets	$53,974,111	$59,638,995	$17,630,876	$36,902,959	$21,183,691

NET ASSETS, representing:
Accumulation units	$53,974,111	$59,638,995	$17,630,876	$36,902,959	$21,183,691
	$53,974,111	$59,638,995	$17,630,876	$36,902,959	$21,183,691

Units outstanding	4,343,822	2,373,911	764,067	1,637,849	2,080,890

Portfolio shares held	4,270,104	1,195,889	743,605	1,057,088	1,972,411
Portfolio net asset value per share	$12.64	$49.87	$23.71	$34.91	$10.74
Investment in portfolio shares, at cost	$50,707,370	$35,390,258	$11,154,984	$25,667,490	$20,823,964

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	722,094	896,684	239,063	519,402	278,515
NET INVESTMENT INCOME (LOSS)	(722,094)	(896,684)	(239,063)	(519,402)	(278,515)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	377,147	4,490,957	1,054,755	1,442,413	58,748
Net change in unrealized gain (loss) on investments	1,322,291	11,600,201	3,156,466	2,981,288	271,725
NET GAIN (LOSS) ON INVESTMENTS	1,699,438	16,091,158	4,211,221	4,423,701	330,473

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$977,344	$15,194,474	$3,972,158	$3,904,299	$51,958

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$28,835,038	$30,002,122	$1,206,523,355	$36,465,953	$27,795,951
Net Assets	$28,835,038	$30,002,122	$1,206,523,355	$36,465,953	$27,795,951

NET ASSETS, representing:
Accumulation units	$28,835,038	$30,002,122	$1,206,523,355	$36,465,953	$27,795,951
	$28,835,038	$30,002,122	$1,206,523,355	$36,465,953	$27,795,951

Units outstanding	1,143,077	2,762,430	73,973,025	1,834,933	1,958,892

Portfolio shares held	943,864	1,297,670	41,192,330	1,777,093	902,466
Portfolio net asset value per share	$30.55	$23.12	$29.29	$20.52	$30.80
Investment in portfolio shares, at cost	$20,097,392	$25,754,092	$854,885,332	$25,993,237	$20,868,745

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	352,293	443,291	18,318,864	502,175	421,315
NET INVESTMENT INCOME (LOSS)	(352,293)	(443,291)	(18,318,864)	(502,175)	(421,315)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,225,158	372,084	22,718,419	1,316,758	1,042,468
Net change in unrealized gain (loss) on investments	3,924,122	2,511,057	142,563,533	5,686,069	5,511,769
NET GAIN (LOSS) ON INVESTMENTS	5,149,280	2,883,141	165,281,952	7,002,827	6,554,237

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,796,987	$2,439,850	$146,963,088	$6,500,652	$6,132,922

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$16,051,153	$142,719,058	$726,877,534	$317,415,351	$778,162,032
Net Assets	$16,051,153	$142,719,058	$726,877,534	$317,415,351	$778,162,032

NET ASSETS, representing:
Accumulation units	$16,051,153	$142,719,058	$726,877,534	$317,415,351	$778,162,032
	$16,051,153	$142,719,058	$726,877,534	$317,415,351	$778,162,032

Units outstanding	1,577,249	10,482,954	42,943,788	23,441,366	48,857,191

Portfolio shares held	1,459,196	9,383,239	38,297,025	20,993,079	43,135,368
Portfolio net asset value per share	$11.00	$15.21	$18.98	$15.12	$18.04
Investment in portfolio shares, at cost	$15,755,815	$111,106,557	$491,805,177	$245,673,730	$523,145,252

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	210,782	2,174,128	11,082,123	5,338,380	11,962,658
NET INVESTMENT INCOME (LOSS)	(210,782)	(2,174,128)	(11,082,123)	(5,338,380)	(11,962,658)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54,197	2,409,531	15,492,373	8,862,603	19,666,562
Net change in unrealized gain (loss) on investments	223,465	14,790,388	95,386,584	27,844,569	83,804,850
NET GAIN (LOSS) ON INVESTMENTS	277,662	17,199,919	110,878,957	36,707,172	103,471,412

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$66,880	$15,025,791	$99,796,834	$31,368,792	$91,508,754

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$505,272,245	$410,656,149	$1,248,725,778	$680,481,579	$86,682,301
Net Assets	$505,272,245	$410,656,149	$1,248,725,778	$680,481,579	$86,682,301

NET ASSETS, representing:
Accumulation units	$505,272,245	$410,656,149	$1,248,725,778	$680,481,579	$86,682,301
	$505,272,245	$410,656,149	$1,248,725,778	$680,481,579	$86,682,301

Units outstanding	36,076,003	27,846,464	74,416,651	41,197,022	3,187,695

Portfolio shares held	31,189,645	27,653,613	75,269,788	36,080,678	2,501,654
Portfolio net asset value per share	$16.20	$14.85	$16.59	$18.86	$34.65
Investment in portfolio shares, at cost	$387,091,443	$299,050,552	$1,007,936,295	$457,992,953	$52,949,082

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,852,574	6,251,530	16,477,730	10,301,308	1,205,653
NET INVESTMENT INCOME (LOSS)	(7,852,574)	(6,251,530)	(16,477,730)	(10,301,308)	(1,205,653)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,802,880	6,815,697	11,680,454	15,597,784	5,913,358
Net change in unrealized gain (loss) on investments	35,882,138	52,397,982	139,662,991	85,890,397	18,420,745
NET GAIN (LOSS) ON INVESTMENTS	46,685,018	59,213,679	151,343,445	101,488,181	24,334,103

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$38,832,444	$52,962,149	$134,865,715	$91,186,873	$23,128,450

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$17,759,381	$25,377,029	$203,122,140	$14,123,226	$21,229,882
Net Assets	$17,759,381	$25,377,029	$203,122,140	$14,123,226	$21,229,882

NET ASSETS, representing:
Accumulation units	$17,759,381	$25,377,029	$203,122,140	$14,123,226	$21,229,882
	$17,759,381	$25,377,029	$203,122,140	$14,123,226	$21,229,882

Units outstanding	1,958,472	1,070,361	17,408,451	1,066,618	1,387,880

Portfolio shares held	17,759,381	570,142	14,891,653	662,440	1,184,043
Portfolio net asset value per share	$1.00	$44.51	$13.64	$21.32	$17.93
Investment in portfolio shares, at cost	$17,759,381	$16,593,312	$186,340,333	$11,453,156	$15,617,950

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$60,835	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	263,427	376,262	3,173,156	185,727	266,215
NET INVESTMENT INCOME (LOSS)	(202,592)	(376,262)	(3,173,156)	(185,727)	(266,215)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,574,499	1,553,314	295,923	1,112,128
Net change in unrealized gain (loss) on investments	—	3,534,793	6,867,188	2,301,973	4,676,801
NET GAIN (LOSS) ON INVESTMENTS	—	5,109,292	8,420,502	2,597,896	5,788,929

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(202,592)	$4,733,030	$5,247,346	$2,412,169	$5,522,714

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
ASSETS
Investment in the portfolios, at fair value	$94,732,507	$76,488,012	$17,665,883	$869,039	$8,894,452
Net Assets	$94,732,507	$76,488,012	$17,665,883	$869,039	$8,894,452

NET ASSETS, representing:
Accumulation units	$94,732,507	$76,488,012	$17,665,883	$869,039	$8,894,452
	$94,732,507	$76,488,012	$17,665,883	$869,039	$8,894,452

Units outstanding	6,924,968	5,998,902	1,587,477	76,083	562,771

Portfolio shares held	12,631,001	5,970,961	1,387,736	81,908	709,852
Portfolio net asset value per share	$7.50	$12.81	$12.73	$10.61	$12.53
Investment in portfolio shares, at cost	$92,587,983	$68,522,943	$17,191,990	$840,606	$7,400,242
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,464,404	1,148,567	281,964	22,988	130,384
NET INVESTMENT INCOME (LOSS)	(2,464,404)	(1,148,567)	(281,964)	(22,988)	(130,384)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,413,856	847,705	142,924	12,921	150,950
Net change in unrealized gain (loss) on investments	5,905,691	3,463,321	(66,575)	(2,602)	730,255
NET GAIN (LOSS) ON INVESTMENTS	7,319,547	4,311,026	76,349	10,319	881,205

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,855,143	$3,162,459	$(205,615)	$(12,669)	$750,821

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$28,053,182	$35,212,836	$—	$439,419,750	$224,713,662
Net Assets	$28,053,182	$35,212,836	$—	$439,419,750	$224,713,662

NET ASSETS, representing:
Accumulation units	$28,053,182	$35,212,836	$—	$439,419,750	$224,713,662
	$28,053,182	$35,212,836	$—	$439,419,750	$224,713,662

Units outstanding	2,535,577	1,536,950	—	30,615,987	14,486,829

Portfolio shares held	2,774,795	1,482,646	—	29,933,225	13,803,050
Portfolio net asset value per share	$10.11	$23.75	$—	$14.68	$16.28
Investment in portfolio shares, at cost	$23,021,052	$24,026,862	$—	$328,508,425	$165,891,087

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	4/28/2017**	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	392,671	517,013	2,401,631	6,510,576	3,219,059
NET INVESTMENT INCOME (LOSS)	(392,671)	(517,013)	(2,401,631)	(6,510,576)	(3,219,059)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	404,771	1,854,553	84,971,447	6,607,668	3,770,835
Net change in unrealized gain (loss) on investments	5,226,333	2,096,487	(64,332,558)	56,335,213	28,119,024
NET GAIN (LOSS) ON INVESTMENTS	5,631,104	3,951,040	20,638,889	62,942,881	31,889,859

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,238,433	$3,434,027	$18,237,258	$56,432,305	$28,670,800

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$231,540,068	$264,636	$156,161	$328,356	$224,032
Net Assets	$231,540,068	$264,636	$156,161	$328,356	$224,032

NET ASSETS, representing:
Accumulation units	$231,540,068	$264,636	$156,161	$328,356	$224,032
	$231,540,068	$264,636	$156,161	$328,356	$224,032

Units outstanding	17,513,557	10,299	7,822	24,257	9,089

Portfolio shares held	16,340,160	3,631	2,358	7,837	3,057
Portfolio net asset value per share	$14.17	$72.89	$66.23	$41.90	$73.28
Investment in portfolio shares, at cost	$188,680,657	$175,511	$119,740	$176,711	$141,162

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$1,667	$1,051	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,317,408	2,937	3,025	4,123	2,944
NET INVESTMENT INCOME (LOSS)	(3,317,408)	(2,937)	(1,358)	(3,072)	(2,944)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,944	—	13,121
Net realized gain (loss) on shares redeemed	3,526,336	12,771	31,708	22,431	21,062
Net change in unrealized gain (loss) on investments	20,648,497	23,722	(5,434)	28,605	5,687
NET GAIN (LOSS) ON INVESTMENTS	24,174,833	36,493	28,218	51,036	39,870

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,857,425	$33,556	$26,860	$47,964	$36,926

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$586,505	$309,192	$228,908	$130,290	$196,588
Net Assets	$586,505	$309,192	$228,908	$130,290	$196,588

NET ASSETS, representing:
Accumulation units	$586,505	$309,192	$228,908	$130,290	$196,588
	$586,505	$309,192	$228,908	$130,290	$196,588

Units outstanding	31,029	15,473	12,476	9,606	9,258

Portfolio shares held	7,030	6,490	4,911	1,955	4,997
Portfolio net asset value per share	$83.43	$47.64	$46.61	$66.66	$39.34
Investment in portfolio shares, at cost	$466,221	$282,000	$204,415	$104,137	$180,302

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$956	$—	$766	$1,205	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,509	4,762	3,728	1,819	3,145
NET INVESTMENT INCOME (LOSS)	(6,553)	(4,762)	(2,962)	(614)	(3,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	27,695	15,161	5,264	17,107
Net realized gain (loss) on shares redeemed	48,273	8,963	6,157	1,529	4,688
Net change in unrealized gain (loss) on investments	51,576	15,651	1,850	1,473	3,246
NET GAIN (LOSS) ON INVESTMENTS	99,849	52,309	23,168	8,266	25,041

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$93,296	$47,547	$20,206	$7,652	$21,896

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$46,534	$47,969	$76,328	$205,699	$163,399
Net Assets	$46,534	$47,969	$76,328	$205,699	$163,399

NET ASSETS, representing:
Accumulation units	$46,534	$47,969	$76,328	$205,699	$163,399
	$46,534	$47,969	$76,328	$205,699	$163,399

Units outstanding	2,406	3,754	5,148	10,195	10,840

Portfolio shares held	926	1,350	1,672	2,971	3,504
Portfolio net asset value per share	$50.27	$35.52	$45.65	$69.23	$46.63
Investment in portfolio shares, at cost	$39,957	$44,059	$64,486	$175,918	$139,125

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$9	$2,238	$1,620	$—	$1,603

EXPENSES
Charges for mortality and expense risk,
and for administration	966	737	1,069	2,751	2,257
NET INVESTMENT INCOME (LOSS)	(957)	1,501	551	(2,751)	(654)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	431	2,748	2,654	7,189	—
Net realized gain (loss) on shares redeemed	3,019	2,958	3,864	2,508	1,472
Net change in unrealized gain (loss) on investments	803	(9,392)	(1,532)	30,376	16,259
NET GAIN (LOSS) ON INVESTMENTS	4,253	(3,686)	4,986	40,073	17,731

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,296	$(2,185)	$5,537	$37,322	$17,077

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$1,255,156	$—	$25,540,900	$313,114	$7,715,223
Net Assets	$1,255,156	$—	$25,540,900	$313,114	$7,715,223

NET ASSETS, representing:
Accumulation units	$1,255,156	$—	$25,540,900	$313,114	$7,715,223
	$1,255,156	$—	$25,540,900	$313,114	$7,715,223

Units outstanding	105,764	—	1,072,808	29,177	628,145

Portfolio shares held	183,502	—	822,573	25,415	521,651
Portfolio net asset value per share	$6.84	$—	$31.05	$12.32	$14.79
Investment in portfolio shares, at cost	$1,209,913	$—	$17,163,805	$304,709	$7,373,015

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	64,095	56,225	333,440	209,347	221,043
NET INVESTMENT INCOME (LOSS)	(64,095)	(56,225)	(333,440)	(209,347)	(221,043)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	108,700	2,786,737	1,479,107	349,536	195,807
Net change in unrealized gain (loss) on investments	(67,248)	(2,338,967)	5,362,323	(262,591)	(17,081)
NET GAIN (LOSS) ON INVESTMENTS	41,452	447,770	6,841,430	86,945	178,726

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22,643)	$391,545	$6,507,990	$(122,402)	$(42,317)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$45,916	$423,285	$7,200,397	$42,013,982	$153,791,969
Net Assets	$45,916	$423,285	$7,200,397	$42,013,982	$153,791,969

NET ASSETS, representing:
Accumulation units	$45,916	$423,285	$7,200,397	$42,013,982	$153,791,969
	$45,916	$423,285	$7,200,397	$42,013,982	$153,791,969

Units outstanding	2,430	105,758	617,220	2,823,660	12,230,883

Portfolio shares held	8,598	14,601	529,441	2,515,807	10,969,470
Portfolio net asset value per share	$5.34	$28.99	$13.60	$16.70	$14.02
Investment in portfolio shares, at cost	$40,206	$321,079	$6,876,330	$35,337,887	$120,457,664

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$1,319	$904	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	751	6,473	169,924	236,865	2,298,715
NET INVESTMENT INCOME (LOSS)	568	(5,569)	(169,924)	(236,865)	(2,298,715)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	11,530	—	—	—
Net realized gain (loss) on shares redeemed	218	1,390	98,437	245,140	2,161,481
Net change in unrealized gain (loss) on investments	8,069	97,215	41,899	5,221,391	15,084,521
NET GAIN (LOSS) ON INVESTMENTS	8,287	110,135	140,336	5,466,531	17,246,002

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,855	$104,566	$(29,588)	$5,229,666	$14,947,287

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
ASSETS
Investment in the portfolios, at fair value	$170,942	$26,413,996	$1,332,792	$64,865,648	$748,809
Net Assets	$170,942	$26,413,996	$1,332,792	$64,865,648	$748,809

NET ASSETS, representing:
Accumulation units	$170,942	$26,413,996	$1,332,792	$64,865,648	$748,809
	$170,942	$26,413,996	$1,332,792	$64,865,648	$748,809

Units outstanding	7,970	2,336,855	131,168	4,640,874	68,309

Portfolio shares held	6,320	2,147,479	116,912	4,192,996	65,685
Portfolio net asset value per share	$27.05	$12.30	$11.40	$15.47	$11.40
Investment in portfolio shares, at cost	$119,154	$24,697,072	$1,225,002	$50,847,755	$686,796

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$1,449	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,780	297,841	28,087	951,951	4,959
NET INVESTMENT INCOME (LOSS)	(1,331)	(297,841)	(28,087)	(951,951)	(4,959)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	12,704	—	—	—	—
Net realized gain (loss) on shares redeemed	8,893	214,351	(5,993)	1,273,872	3,908
Net change in unrealized gain (loss) on investments	8,221	1,041,292	34,373	7,907,845	46,589
NET GAIN (LOSS) ON INVESTMENTS	29,818	1,255,643	28,380	9,181,717	50,497

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$28,487	$957,802	$293	$8,229,766	$45,538

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$17,577,745	$4,241,174	$2,446,780	$15,029,089	$—
Net Assets	$17,577,745	$4,241,174	$2,446,780	$15,029,089	$—

NET ASSETS, representing:
Accumulation units	$17,577,745	$4,241,174	$2,446,780	$15,029,089	$—
	$17,577,745	$4,241,174	$2,446,780	$15,029,089	$—

Units outstanding	972,002	432,244	193,188	930,640	—

Portfolio shares held	874,515	389,814	190,856	852,472	—
Portfolio net asset value per share	$20.10	$10.88	$12.82	$17.63	$—
Investment in portfolio shares, at cost	$14,256,122	$4,212,016	$2,030,996	$12,025,156	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	4/28/2017**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	241,020	26,848	14,945	227,952	1,241
NET INVESTMENT INCOME (LOSS)	(241,020)	(26,848)	(14,945)	(227,952)	(1,241)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	637,758	10,011	21,390	762,079	39,528
Net change in unrealized gain (loss) on investments	1,999,162	(16,864)	401,652	1,657,510	13,892
NET GAIN (LOSS) ON INVESTMENTS	2,636,920	(6,853)	423,042	2,419,589	53,420

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,395,900	$(33,701)	$408,097	$2,191,637	$52,179

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,281,279,813	$—	$—	$1,465,672	$1,089,877
Net Assets	$1,281,279,813	$—	$—	$1,465,672	$1,089,877

NET ASSETS, representing:
Accumulation units	$1,281,279,813	$—	$—	$1,465,672	$1,089,877
	$1,281,279,813	$—	$—	$1,465,672	$1,089,877

Units outstanding	113,950,074	—	—	86,348	62,727

Portfolio shares held	103,831,427	—	—	80,004	58,596
Portfolio net asset value per share	$12.34	$—	$—	$18.32	$18.60
Investment in portfolio shares, at cost	$1,127,361,746	$—	$—	$1,137,355	$862,258

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	21,845,427	152,065	161,060	10,166	8,679
NET INVESTMENT INCOME (LOSS)	(21,845,427)	(152,065)	(161,060)	(10,166)	(8,679)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	625,395	3,114,247	2,074,098	13,041	7,300
Net change in unrealized gain (loss) on investments	94,947,952	(1,890,239)	(1,242,938)	221,687	170,628
NET GAIN (LOSS) ON INVESTMENTS	95,573,347	1,224,008	831,160	234,728	177,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$73,727,920	$1,071,943	$670,100	$224,562	$169,249

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
ASSETS
Investment in the portfolios, at fair value	$302,765	$105,997,701	$4,243,065	$6,780,814	$11,888,899
Net Assets	$302,765	$105,997,701	$4,243,065	$6,780,814	$11,888,899

NET ASSETS, representing:
Accumulation units	$302,765	$105,997,701	$4,243,065	$6,780,814	$11,888,899
	$302,765	$105,997,701	$4,243,065	$6,780,814	$11,888,899

Units outstanding	27,638	8,173,030	344,821	527,888	921,908

Portfolio shares held	24,716	7,708,924	337,555	512,921	893,231
Portfolio net asset value per share	$12.25	$13.75	$12.57	$13.22	$13.31
Investment in portfolio shares, at cost	$296,330	$88,019,167	$3,576,204	$5,507,481	$9,962,639

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,209	1,253,540	23,553	40,614	61,328
NET INVESTMENT INCOME (LOSS)	(10,209)	(1,253,540)	(23,553)	(40,614)	(61,328)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,141	363,551	37,614	125,655	99,978
Net change in unrealized gain (loss) on investments	937	14,590,714	537,696	953,497	1,493,182
NET GAIN (LOSS) ON INVESTMENTS	12,078	14,954,265	575,310	1,079,152	1,593,160

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,869	$13,700,725	$551,757	$1,038,538	$1,531,832
The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,791,456	$3,040,546	$3,559,030	$5,408,956	$529,141
Net Assets	$6,791,456	$3,040,546	$3,559,030	$5,408,956	$529,141

NET ASSETS, representing:
Accumulation units	$6,791,456	$3,040,546	$3,559,030	$5,408,956	$529,141
	$6,791,456	$3,040,546	$3,559,030	$5,408,956	$529,141

Units outstanding	633,101	299,365	273,406	518,715	51,998

Portfolio shares held	624,789	294,912	267,596	507,407	51,573
Portfolio net asset value per share	$10.87	$10.31	$13.30	$10.66	$10.26
Investment in portfolio shares, at cost	$6,249,051	$2,830,750	$2,927,297	$5,197,491	$513,137

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	39,702	16,741	16,696	31,847	3,130
NET INVESTMENT INCOME (LOSS)	(39,702)	(16,741)	(16,696)	(31,847)	(3,130)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,424	11,921	52,252	15,758	2,179
Net change in unrealized gain (loss) on investments	325,791	193,746	574,153	172,704	(18,802)
NET GAIN (LOSS) ON INVESTMENTS	361,215	205,667	626,405	188,462	(16,623)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$321,513	$188,926	$609,709	$156,615	$(19,753)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,682,589	$788,382	$35,641,549	$16,629,330	$1,595,617
Net Assets	$1,682,589	$788,382	$35,641,549	$16,629,330	$1,595,617

NET ASSETS, representing:
Accumulation units	$1,682,589	$788,382	$35,641,549	$16,629,330	$1,595,617
	$1,682,589	$788,382	$35,641,549	$16,629,330	$1,595,617

Units outstanding	142,618	82,555	3,030,888	1,675,958	149,189

Portfolio shares held	139,750	81,952	2,892,983	1,571,770	146,791
Portfolio net asset value per share	$12.04	$9.62	$12.32	$10.58	$10.87
Investment in portfolio shares, at cost	$1,465,602	$787,247	$31,144,726	$16,671,827	$1,540,986

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,086	4,510	415,177	413,013	8,704
NET INVESTMENT INCOME (LOSS)	(8,086)	(4,510)	(415,177)	(413,013)	(8,704)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,498	464	105,320	(233,781)	5,112
Net change in unrealized gain (loss) on investments	220,649	(4,207)	3,601,756	921,999	30,580
NET GAIN (LOSS) ON INVESTMENTS	232,147	(3,743)	3,707,076	688,218	35,692

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$224,061	$(8,253)	$3,291,899	$275,205	$26,988

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
ASSETS
Investment in the portfolios, at fair value	$495,231	$185,321	$456,111	$994,891	$284,769
Net Assets	$495,231	$185,321	$456,111	$994,891	$284,769

NET ASSETS, representing:
Accumulation units	$495,231	$185,321	$456,111	$994,891	$284,769
	$495,231	$185,321	$456,111	$994,891	$284,769

Units outstanding	47,284	20,401	43,524	89,079	31,206

Portfolio shares held	46,240	20,144	42,827	88,909	30,920
Portfolio net asset value per share	$10.71	$9.20	$10.65	$11.19	$9.21
Investment in portfolio shares, at cost	$486,562	$184,598	$443,102	$878,449	$282,796

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,710	962	2,117	5,500	1,744
NET INVESTMENT INCOME (LOSS)	(2,710)	(962)	(2,117)	(5,500)	(1,744)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	933	58	963	1,728	167
Net change in unrealized gain (loss) on investments	7,685	264	7,613	102,415	3,678
NET GAIN (LOSS) ON INVESTMENTS	8,618	322	8,576	104,143	3,845

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,908	$(640)	$6,459	$98,643	$2,101

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$778,734	$1,619,148	$935,916	$1,332,638	$3,899,882
Net Assets	$778,734	$1,619,148	$935,916	$1,332,638	$3,899,882

NET ASSETS, representing:
Accumulation units	$778,734	$1,619,148	$935,916	$1,332,638	$3,899,882
	$778,734	$1,619,148	$935,916	$1,332,638	$3,899,882

Units outstanding	66,377	163,567	82,091	112,243	335,511

Portfolio shares held	60,982	161,592	81,313	110,868	262,795
Portfolio net asset value per share	$12.77	$10.02	$11.51	$12.02	$14.84
Investment in portfolio shares, at cost	$684,497	$1,579,370	$841,403	$1,164,081	$3,585,245

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$46,960

EXPENSES
Charges for mortality and expense risk,
and for administration	2,942	7,771	3,844	6,541	21,064
NET INVESTMENT INCOME (LOSS)	(2,942)	(7,771)	(3,844)	(6,541)	25,896

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	44,791
Net realized gain (loss) on shares redeemed	4,109	2,798	6,521	5,563	31,525
Net change in unrealized gain (loss) on investments	89,150	29,499	80,242	140,902	318,802
NET GAIN (LOSS) ON INVESTMENTS	93,259	32,297	86,763	146,465	395,118

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$90,317	$24,526	$82,919	$139,924	$421,014

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$1,434,202	$12,982,975	$462,032	$46,329
Net Assets	$1,434,202	$12,982,975	$462,032	$46,329

NET ASSETS, representing:
Accumulation units	$1,434,202	$12,982,975	$462,032	$46,329
	$1,434,202	$12,982,975	$462,032	$46,329

Units outstanding	122,558	1,311,487	34,190	4,647

Portfolio shares held	135,047	1,256,822	34,275	4,533
Portfolio net asset value per share	$10.62	$10.33	$13.48	$10.22
Investment in portfolio shares, at cost	$1,359,934	$13,051,896	$356,000	$46,669

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/1/2017	1/3/2017*
	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$48,220	$—	$3,741	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,642	331,248	6,690	279
NET INVESTMENT INCOME (LOSS)	40,578	(331,248)	(2,949)	(279)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	11,384	—	—	—
Net realized gain (loss) on shares redeemed	6,605	(287,508)	16,073	(1)
Net change in unrealized gain (loss) on investments	71,745	925,910	124,501	(340)
NET GAIN (LOSS) ON INVESTMENTS	89,734	638,402	140,574	(341)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$130,312	$307,154	$137,625	$(620)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(68,166)	$(219,988)	$(262,616)	$(350,227)	$676,755
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	258,708	1,098,110	1,263,572	(524)
Net change in unrealized gain (loss) on investments	—	816,569	3,144,369	2,508,305	216,765
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(68,166)	855,289	3,979,863	3,421,650	892,996

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,209	16,952	30,017	111,336	27,766
Annuity payments	(93,816)	(226,948)	(225,313)	(233,034)	(295,693)
Surrenders, withdrawals and death benefits	(1,392,958)	(1,653,688)	(1,483,768)	(2,186,051)	(1,521,295)
Net transfers between other subaccounts
or fixed rate option	664,144	330,577	(681,164)	(915,169)	191,168
Miscellaneous transactions	542	508	(171)	(141)	(557)
Other charges	(7,630)	(4,737)	(12,991)	(23,788)	(16,196)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(765,509)	(1,537,336)	(2,373,390)	(3,246,847)	(1,614,807)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(833,675)	(682,047)	1,606,473	174,803	(721,811)

NET ASSETS
Beginning of period	8,291,102	16,285,434	17,600,877	24,239,204	14,951,928
End of period	$7,457,427	$15,603,387	$19,207,350	$24,414,007	$14,230,117

Beginning units	7,027,237	6,274,315	5,866,953	7,754,724	3,347,196
Units issued	1,699,090	145,881	10,974	64,640	60,864
Units redeemed	(2,376,100)	(723,297)	(723,764)	(1,117,670)	(373,263)
Ending units	6,350,227	5,696,899	5,154,163	6,701,694	3,034,797

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$33,802	$(73,836)	$(365,288)	$(61,091)	$(4,585)
Capital gains distributions received	434,913	—	—	—	71,404
Net realized gain (loss) on shares redeemed	1,525,212	230,861	2,461,667	298,196	31,570
Net change in unrealized gain (loss) on investments	1,928,426	915,875	5,475,722	239,496	292,025
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,922,353	1,072,900	7,572,101	476,601	390,414

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	34,926	30,757	21,506	22,898	12,353
Annuity payments	(139,616)	(16,415)	(168,260)	(15,079)	(2,153)
Surrenders, withdrawals and death benefits	(2,937,365)	(429,490)	(2,765,866)	(431,898)	(159,317)
Net transfers between other subaccounts
or fixed rate option	(480,099)	(35,553)	(964,393)	(7,414)	23,234
Miscellaneous transactions	(322)	3	64	35	55
Other charges	(15,703)	(3,779)	(17,596)	(1,374)	(340)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,538,179)	(454,477)	(3,894,545)	(432,832)	(126,168)

TOTAL INCREASE (DECREASE) IN NET ASSETS	384,174	618,423	3,677,556	43,769	264,246

NET ASSETS
Beginning of period	21,656,931	4,845,877	23,228,763	4,487,273	1,592,889
End of period	$22,041,105	$5,464,300	$26,906,319	$4,531,042	$1,857,135

Beginning units	6,972,702	2,057,237	7,092,161	843,297	996,402
Units issued	302,315	47,808	66,100	15,213	49,311
Units redeemed	(1,290,760)	(210,137)	(1,067,991)	(98,782)	(124,639)
Ending units	5,984,257	1,894,908	6,090,270	759,728	921,074

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$22,872	$(28,112)	$(51,275)	$12,818	$(746)
Capital gains distributions received	633,785	405,129	48,507	—	94,103
Net realized gain (loss) on shares redeemed	237,109	281,510	110,515	(88,593)	80,820
Net change in unrealized gain (loss) on investments	(970)	204,631	1,068,696	1,330,874	106,927
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	892,796	863,158	1,176,443	1,255,099	281,104

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,779	36,788	20,384	19,903	4,880
Annuity payments	(9,215)	(43,687)	(25,539)	(88,069)	(21,159)
Surrenders, withdrawals and death benefits	(727,556)	(887,144)	(474,117)	(453,820)	(199,672)
Net transfers between other subaccounts
or fixed rate option	109,676	(24,833)	(102,211)	(182,270)	(15,280)
Miscellaneous transactions	(12)	(57)	139	17	14
Other charges	(1,580)	(2,380)	(1,560)	(1,740)	(462)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(606,908)	(921,313)	(582,904)	(705,979)	(231,679)

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,888	(58,155)	593,539	549,120	49,425

NET ASSETS
Beginning of period	6,452,698	7,912,555	4,761,596	4,517,905	1,412,320
End of period	$6,738,586	$7,854,400	$5,355,135	$5,067,025	$1,461,745

Beginning units	1,843,627	2,876,730	1,822,274	1,645,349	497,152
Units issued	38,606	28,176	22,997	2,444	10,714
Units redeemed	(210,715)	(345,957)	(220,168)	(226,827)	(84,955)
Ending units	1,671,518	2,558,949	1,625,103	1,420,966	422,911

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(81,925)	$5,309	$(39,833)	$(45,292)	$(12,438)
Capital gains distributions received	250,540	—	281,368	—	158,723
Net realized gain (loss) on shares redeemed	325,587	186,082	(45,423)	203,014	(28,000)
Net change in unrealized gain (loss) on investments	1,135,448	(45,063)	316,354	650,574	247,971
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,629,650	146,328	512,466	808,296	366,256

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,939	21,870	11,280	12,300	520
Annuity payments	(32,238)	(1,966)	(4,916)	(31,969)	—
Surrenders, withdrawals and death benefits	(551,695)	(346,375)	(172,018)	(214,485)	(196,288)
Net transfers between other subaccounts
or fixed rate option	(85,181)	(81,330)	(37,785)	(137,242)	(82,423)
Miscellaneous transactions	89	(25)	(113)	(19)	(80)
Other charges	(2,000)	(536)	(634)	(678)	(361)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(655,086)	(408,362)	(204,186)	(372,093)	(278,632)

TOTAL INCREASE (DECREASE) IN NET ASSETS	974,564	(262,034)	308,280	436,203	87,624

NET ASSETS
Beginning of period	5,752,032	2,316,932	2,681,836	3,064,276	1,902,234
End of period	$6,726,596	$2,054,898	$2,990,116	$3,500,479	$1,989,858

Beginning units	1,932,444	639,133	976,332	1,190,078	1,081,090
Units issued	24,040	24,250	8,314	3,603	12,487
Units redeemed	(212,569)	(138,331)	(75,121)	(135,595)	(158,480)
Ending units	1,743,915	525,052	909,525	1,058,086	935,097

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(11,441)	$(124,407)	$(6,007)	$(110,291)	$(30,845)
Capital gains distributions received	45,455	—	4,318	—	—
Net realized gain (loss) on shares redeemed	59,195	596,177	13,648	456,376	41,677
Net change in unrealized gain (loss) on investments	121,789	321,393	90,772	969,169	567,416
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	214,998	793,163	102,731	1,315,254	578,248

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,183	360	4,625	472
Annuity payments	—	(55,308)	—	(25,081)	—
Surrenders, withdrawals and death benefits	(165,930)	(700,797)	(31,670)	(636,131)	(243,585)
Net transfers between other subaccounts
or fixed rate option	4,777	(265,950)	(11,518)	(111,452)	(35,526)
Miscellaneous transactions	25	(4)	—	(166)	(274)
Other charges	(68)	(20,349)	(813)	(15,074)	(3,588)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(161,196)	(1,036,225)	(43,641)	(783,279)	(282,501)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,802	(243,062)	59,090	531,975	295,747

NET ASSETS
Beginning of period	779,163	8,385,337	426,673	6,710,395	1,814,565
End of period	$832,965	$8,142,275	$485,763	$7,242,370	$2,110,312

Beginning units	683,422	2,654,338	250,768	2,245,328	1,282,583
Units issued	10,691	37,567	3,731	52,413	19,110
Units redeemed	(131,493)	(360,369)	(27,714)	(271,804)	(208,948)
Ending units	562,620	2,331,536	226,785	2,025,937	1,092,745

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(909,891)	$(422,796)	$(2,789,237)	$(205,077)	$(416,166)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,336,957	907,010	4,338,331	375,182	703,372
Net change in unrealized gain (loss) on investments	4,233,238	823,742	15,561,149	1,632,974	1,336,721
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,660,304	1,307,956	17,110,243	1,803,079	1,623,927

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,097,530	2,216,736	3,664,320	839,125	2,782,128
Annuity payments	(68,665)	(14,008)	(34,035)	—	—
Surrenders, withdrawals and death benefits	(3,203,201)	(1,553,655)	(10,712,461)	(575,701)	(1,420,962)
Net transfers between other subaccounts
or fixed rate option	14,570,743	431,580	1,967,674	243,551	1,100,543
Miscellaneous transactions	235	(1,063)	1,002	(126)	(15)
Other charges	(531,909)	(231,741)	(1,733,054)	(120,979)	(222,098)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,864,733	847,849	(6,846,554)	385,870	2,239,596

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,525,037	2,155,805	10,263,689	2,188,949	3,863,523

NET ASSETS
Beginning of period	50,302,984	27,147,689	167,396,345	11,982,848	26,104,970
End of period	$67,828,021	$29,303,494	$177,660,034	$14,171,797	$29,968,493

Beginning units	2,985,359	1,423,181	13,084,121	816,762	1,859,741
Units issued	1,187,563	319,893	775,965	134,247	455,885
Units redeemed	(443,442)	(264,679)	(1,238,084)	(98,239)	(289,597)
Ending units	3,729,480	1,478,395	12,622,002	852,770	2,026,029

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(279,340)	$(167,088)	$(247,333)	$(931,326)	$(471,050)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,046,558	777,669	995,011	2,014,908	1,740,825
Net change in unrealized gain (loss) on investments	3,246,674	1,029,693	151,604	12,073,443	3,896,738
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,013,892	1,640,274	899,282	13,157,025	5,166,513

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	498,967	168,384	913,599	1,369,519	1,714,493
Annuity payments	—	(7,131)	(59,551)	(106,254)	(30,490)
Surrenders, withdrawals and death benefits	(956,626)	(556,051)	(767,875)	(3,451,047)	(1,918,220)
Net transfers between other subaccounts
or fixed rate option	450,577	(442,862)	563,629	352,060	1,155,086
Miscellaneous transactions	1,666	272	270	276	(337)
Other charges	(163,749)	(90,380)	(128,176)	(533,625)	(290,780)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(169,165)	(927,768)	521,896	(2,369,071)	629,752

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,844,727	712,506	1,421,178	10,787,954	5,796,265

NET ASSETS
Beginning of period	15,464,289	10,079,797	15,415,439	52,769,242	29,100,559
End of period	$19,309,016	$10,792,303	$16,836,617	$63,557,196	$34,896,824

Beginning units	864,501	540,439	773,934	3,115,336	1,645,352
Units issued	163,937	77,872	223,568	372,559	351,863
Units redeemed	(163,256)	(122,355)	(192,593)	(478,428)	(314,528)
Ending units	865,182	495,956	804,909	3,009,467	1,682,687
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(722,094)	$(896,684)	$(239,063)	$(519,402)	$(278,515)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	377,147	4,490,957	1,054,755	1,442,413	58,748
Net change in unrealized gain (loss) on investments	1,322,291	11,600,201	3,156,466	2,981,288	271,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	977,344	15,194,474	3,972,158	3,904,299	51,958

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,637	1,379,824	701,394	2,502,253	2,347,215
Annuity payments	(63,028)	(29,835)	—	(7,594)	(5,709)
Surrenders, withdrawals and death benefits	(3,030,531)	(3,208,993)	(795,279)	(1,530,524)	(1,458,360)
Net transfers between other subaccounts
or fixed rate option	4,380,092	(3,605,976)	(108,125)	1,120,120	2,648,309
Miscellaneous transactions	423	(2,982)	147	56	(50)
Other charges	(478,206)	(516,073)	(138,855)	(294,679)	(145,994)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,201,387	(5,984,035)	(340,718)	1,789,632	3,385,411

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,178,731	9,210,439	3,631,440	5,693,931	3,437,369

NET ASSETS
Beginning of period	48,795,380	50,428,556	13,999,436	31,209,028	17,746,322
End of period	$53,974,111	$59,638,995	$17,630,876	$36,902,959	$21,183,691

Beginning units	3,995,200	2,615,446	776,335	1,523,796	1,750,161
Units issued	886,163	303,797	134,722	348,729	710,839
Units redeemed	(537,541)	(545,332)	(146,990)	(234,676)	(380,110)
Ending units	4,343,822	2,373,911	764,067	1,637,849	2,080,890

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(352,293)	$(443,291)	$(18,318,864)	$(502,175)	$(421,315)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,225,158	372,084	22,718,419	1,316,758	1,042,468
Net change in unrealized gain (loss) on investments	3,924,122	2,511,057	142,563,533	5,686,069	5,511,769
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,796,987	2,439,850	146,963,088	6,500,652	6,132,922

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,025,427	863,927	29,526,027	2,010,351	135,272
Annuity payments	(7,032)	(24,990)	(243,199)	(3,522)	(59,597)
Surrenders, withdrawals and death benefits	(1,034,375)	(1,504,519)	(50,185,499)	(1,142,522)	(1,776,549)
Net transfers between other subaccounts
or fixed rate option	100,119	1,555,600	343,418	904,232	2,344,941
Miscellaneous transactions	(1,576)	(527)	(1,259)	613	(104)
Other charges	(199,370)	(258,091)	(12,182,715)	(297,818)	(252,761)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,883,193	631,400	(32,743,227)	1,471,334	391,202

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,680,180	3,071,250	114,219,861	7,971,986	6,524,124

NET ASSETS
Beginning of period	22,154,858	26,930,872	1,092,303,494	28,493,967	21,271,827
End of period	$28,835,038	$30,002,122	$1,206,523,355	$36,465,953	$27,795,951

Beginning units	1,042,190	2,692,449	75,754,889	1,737,827	1,912,176
Units issued	296,116	646,670	2,866,461	365,334	454,183
Units redeemed	(195,229)	(576,689)	(4,648,325)	(268,228)	(407,467)
Ending units	1,143,077	2,762,430	73,973,025	1,834,933	1,958,892

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(210,782)	$(2,174,128)	$(11,082,123)	$(5,338,380)	$(11,962,658)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54,197	2,409,531	15,492,373	8,862,603	19,666,562
Net change in unrealized gain (loss) on investments	223,465	14,790,388	95,386,584	27,844,569	83,804,850
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	66,880	15,025,791	99,796,834	31,368,792	91,508,754

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	911,253	7,810,383	28,497,312	4,194,355	24,699,281
Annuity payments	(42,541)	(35,162)	(143,311)	(161,122)	(370,156)
Surrenders, withdrawals and death benefits	(533,402)	(5,364,766)	(25,196,665)	(20,066,802)	(33,472,303)
Net transfers between other subaccounts
or fixed rate option	1,484,515	(29,617)	15,355,963	7,651,476	(5,616,710)
Miscellaneous transactions	(69)	(2,522)	(4,832)	(7,305)	1,939
Other charges	(137,051)	(1,478,346)	(6,371,112)	(2,604,065)	(7,045,565)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,682,705	899,970	12,137,355	(10,993,463)	(21,803,514)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,749,585	15,925,761	111,934,189	20,375,329	69,705,240

NET ASSETS
Beginning of period	14,301,568	126,793,297	614,943,345	297,040,022	708,456,792
End of period	$16,051,153	$142,719,058	$726,877,534	$317,415,351	$778,162,032

Beginning units	1,412,409	10,413,618	41,918,325	24,272,568	50,063,014
Units issued	335,411	1,012,440	3,807,471	2,611,559	2,521,689
Units redeemed	(170,571)	(943,104)	(2,782,008)	(3,442,761)	(3,727,512)
Ending units	1,577,249	10,482,954	42,943,788	23,441,366	48,857,191

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(7,852,574)	$(6,251,530)	$(16,477,730)	$(10,301,308)	$(1,205,653)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,802,880	6,815,697	11,680,454	15,597,784	5,913,358
Net change in unrealized gain (loss) on investments	35,882,138	52,397,982	139,662,991	85,890,397	18,420,745
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	38,832,444	52,962,149	134,865,715	91,186,873	23,128,450

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,682,372	14,033,338	27,589,616	16,176,593	4,217,242
Annuity payments	(305,959)	(95,043)	(959,332)	(170,271)	—
Surrenders, withdrawals and death benefits	(27,998,275)	(14,534,837)	(40,078,513)	(27,649,238)	(5,548,603)
Net transfers between other subaccounts
or fixed rate option	29,726,174	132,072	488,872,612	(4,574,134)	2,170,462
Miscellaneous transactions	5,996	435	(10,481)	(5,541)	(616)
Other charges	(4,713,842)	(4,055,193)	(10,780,836)	(6,757,152)	(666,435)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	9,396,466	(4,519,228)	464,633,066	(22,979,743)	172,050

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,228,910	48,442,921	599,498,781	68,207,130	23,300,500

NET ASSETS
Beginning of period	457,043,335	362,213,228	649,226,997	612,274,449	63,381,801
End of period	$505,272,245	$410,656,149	$1,248,725,778	$680,481,579	$86,682,301

Beginning units	35,110,162	28,025,755	44,092,305	42,483,585	3,130,330
Units issued	4,431,183	1,548,906	34,357,070	1,517,287	724,282
Units redeemed	(3,465,342)	(1,728,197)	(4,032,724)	(2,803,850)	(666,917)
Ending units	36,076,003	27,846,464	74,416,651	41,197,022	3,187,695

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(202,592)	$(376,262)	$(3,173,156)	$(185,727)	$(266,215)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,574,499	1,553,314	295,923	1,112,128
Net change in unrealized gain (loss) on investments	—	3,534,793	6,867,188	2,301,973	4,676,801
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(202,592)	4,733,030	5,247,346	2,412,169	5,522,714

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,990,452	1,110,625	4,149,631	1,240,612	1,149,887
Annuity payments	—	(20,821)	(366,411)	(32,204)	—
Surrenders, withdrawals and death benefits	(52,752,515)	(1,395,118)	(10,998,539)	(662,470)	(896,402)
Net transfers between other subaccounts
or fixed rate option	48,028,657	(1,111,796)	18,495,064	219,884	(257,032)
Miscellaneous transactions	(282)	(65)	589	(336)	(696)
Other charges	(120,226)	(195,621)	(1,791,878)	(101,837)	(194,579)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,853,914)	(1,612,796)	9,488,456	663,649	(198,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,056,506)	3,120,234	14,735,802	3,075,818	5,323,892

NET ASSETS
Beginning of period	19,815,887	22,256,795	188,386,338	11,047,408	15,905,990
End of period	$17,759,381	$25,377,029	$203,122,140	$14,123,226	$21,229,882

Beginning units	2,162,054	1,133,513	16,577,521	1,018,667	1,400,010
Units issued	3,159,215	191,385	2,592,760	224,795	344,931
Units redeemed	(3,362,797)	(254,537)	(1,761,830)	(176,844)	(357,061)
Ending units	1,958,472	1,070,361	17,408,451	1,066,618	1,387,880

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,464,404)	$(1,148,567)	$(281,964)	$(22,988)	$(130,384)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,413,856	847,705	142,924	12,921	150,950
Net change in unrealized gain (loss) on investments	5,905,691	3,463,321	(66,575)	(2,602)	730,255
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,855,143	3,162,459	(205,615)	(12,669)	750,821

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,047,735	—	—	187,301
Annuity payments	(1,970)	(5,268)	—	—	—
Surrenders, withdrawals and death benefits	(7,913,228)	(3,699,938)	(2,129,209)	(169,959)	(262,918)
Net transfers between other subaccounts
or fixed rate option	(139,993,651)	8,850,461	8,191,664	(158,342)	235,684
Miscellaneous transactions	6,126	(1,534)	(92)	—	(172)
Other charges	(1,773,823)	(647,470)	(2,168)	(375)	(72,553)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(149,676,546)	7,543,986	6,060,195	(328,676)	87,342

TOTAL INCREASE (DECREASE) IN NET ASSETS	(144,821,403)	10,706,445	5,854,580	(341,345)	838,163

NET ASSETS
Beginning of period	239,553,910	65,781,567	11,811,303	1,210,384	8,056,289
End of period	$94,732,507	$76,488,012	$17,665,883	$869,039	$8,894,452

Beginning units	18,562,401	5,381,957	1,049,426	103,829	557,489
Units issued	5,501,165	1,339,188	827,285	1,201	86,681
Units redeemed	(17,138,598)	(722,243)	(289,234)	(28,947)	(81,399)
Ending units	6,924,968	5,998,902	1,587,477	76,083	562,771

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	4/28/2017**	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(392,671)	$(517,013)	$(2,401,631)	$(6,510,576)	$(3,219,059)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	404,771	1,854,553	84,971,447	6,607,668	3,770,835
Net change in unrealized gain (loss) on investments	5,226,333	2,096,487	(64,332,558)	56,335,213	28,119,024
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,238,433	3,434,027	18,237,258	56,432,305	28,670,800

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	272,084	2,329,773	4,132,820	11,093,240	13,487,723
Annuity payments	—	—	(14,539)	(27,084)	—
Surrenders, withdrawals and death benefits	(888,453)	(1,304,154)	(5,615,881)	(15,509,408)	(6,644,357)
Net transfers between other subaccounts
or fixed rate option	3,287,933	121,804	(467,466,955)	226,999	5,675,188
Miscellaneous transactions	(189)	(135)	(1,246)	(832)	604
Other charges	(254,033)	(287,798)	(1,666,657)	(4,643,310)	(2,208,576)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,417,342	859,490	(470,632,458)	(8,860,395)	10,310,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,655,775	4,293,517	(452,395,200)	47,571,910	38,981,382

NET ASSETS
Beginning of period	20,397,407	30,919,319	452,395,200	391,847,840	185,732,280
End of period	$28,053,182	$35,212,836	$—	$439,419,750	$224,713,662

Beginning units	2,293,083	1,475,802	32,047,301	31,175,934	13,670,743
Units issued	591,913	351,672	836,296	1,457,862	1,795,900
Units redeemed	(349,419)	(290,524)	(32,883,597)	(2,017,809)	(979,814)
Ending units	2,535,577	1,536,950	—	30,615,987	14,486,829

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,317,408)	$(2,937)	$(1,358)	$(3,072)	$(2,944)
Capital gains distributions received	—	—	1,944	—	13,121
Net realized gain (loss) on shares redeemed	3,526,336	12,771	31,708	22,431	21,062
Net change in unrealized gain (loss) on investments	20,648,497	23,722	(5,434)	28,605	5,687
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,857,425	33,556	26,860	47,964	36,926

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,272,085	7,500	—	3,974	9,480
Annuity payments	(42,099)	—	—	—	—
Surrenders, withdrawals and death benefits	(8,856,533)	(2,240)	(3,158)	(1,889)	(12,533)
Net transfers between other subaccounts
or fixed rate option	34,253,412	54,509	(108,634)	(27,035)	(5,082)
Miscellaneous transactions	(1,855)	—	—	—	—
Other charges	(2,354,827)	(1,796)	(1,754)	(2,772)	(1,856)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,270,183	57,973	(113,546)	(27,722)	(9,991)

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,127,608	91,529	(86,686)	20,242	26,935

NET ASSETS
Beginning of period	179,412,460	173,107	242,847	308,114	197,097
End of period	$231,540,068	$264,636	$156,161	$328,356	$224,032

Beginning units	14,821,429	7,882	13,816	26,700	9,562
Units issued	4,220,463	3,684	1,197	1,750	1,425
Units redeemed	(1,528,335)	(1,267)	(7,191)	(4,193)	(1,898)
Ending units	17,513,557	10,299	7,822	24,257	9,089

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,553)	$(4,762)	$(2,962)	$(614)	$(3,145)
Capital gains distributions received	—	27,695	15,161	5,264	17,107
Net realized gain (loss) on shares redeemed	48,273	8,963	6,157	1,529	4,688
Net change in unrealized gain (loss) on investments	51,576	15,651	1,850	1,473	3,246
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	93,296	47,547	20,206	7,652	21,896

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(171,039)	(13,359)	(2,913)	(82)	(11,526)
Net transfers between other subaccounts
or fixed rate option	174,849	(26,811)	(31,737)	8,176	(21,205)
Miscellaneous transactions	—	—	(26)	—	—
Other charges	(3,895)	(2,670)	(2,024)	(1,055)	(1,777)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(85)	(42,840)	(36,700)	7,039	(34,508)

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,211	4,707	(16,494)	14,691	(12,612)

NET ASSETS
Beginning of period	493,294	304,485	245,402	115,599	209,200
End of period	$586,505	$309,192	$228,908	$130,290	$196,588

Beginning units	31,826	17,756	14,570	9,073	10,964
Units issued	11,769	3,185	1,860	914	1,586
Units redeemed	(12,566)	(5,468)	(3,954)	(381)	(3,292)
Ending units	31,029	15,473	12,476	9,606	9,258

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(957)	$1,501	$551	$(2,751)	$(654)
Capital gains distributions received	431	2,748	2,654	7,189	—
Net realized gain (loss) on shares redeemed	3,019	2,958	3,864	2,508	1,472
Net change in unrealized gain (loss) on investments	803	(9,392)	(1,532)	30,376	16,259
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,296	(2,185)	5,537	37,322	17,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(270)	(11,028)	(1,398)	(480)	(716)
Net transfers between other subaccounts
or fixed rate option	(25,361)	322	(10,039)	22,558	15,747
Miscellaneous transactions	—	—	—	—	—
Other charges	(521)	(447)	(656)	(2,196)	(1,375)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,152)	(11,153)	(12,093)	19,882	13,656

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,856)	(13,338)	(6,556)	57,204	30,733

NET ASSETS
Beginning of period	69,390	61,307	82,884	148,495	132,666
End of period	$46,534	$47,969	$76,328	$205,699	$163,399

Beginning units	3,868	4,627	6,130	9,081	9,831
Units issued	657	715	1,171	2,564	2,179
Units redeemed	(2,119)	(1,588)	(2,153)	(1,450)	(1,170)
Ending units	2,406	3,754	5,148	10,195	10,840

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(64,095)	$(56,225)	$(333,440)	$(209,347)	$(221,043)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	108,700	2,786,737	1,479,107	349,536	195,807
Net change in unrealized gain (loss) on investments	(67,248)	(2,338,967)	5,362,323	(262,591)	(17,081)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,643)	391,545	6,507,990	(122,402)	(42,317)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	132,528	1,839,860	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(360,173)	(114,997)	(1,210,387)	(746,425)	(952,066)
Net transfers between other subaccounts
or fixed rate option	(2,243,872)	(10,923,989)	(97,954)	(11,271,140)	(2,411,149)
Miscellaneous transactions	4	119	969	137	—
Other charges	(374)	(33,759)	(197,008)	(3,100)	(2,832)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,604,415)	(10,940,098)	335,480	(12,020,528)	(3,366,047)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,627,058)	(10,548,553)	6,843,470	(12,142,930)	(3,408,364)

NET ASSETS
Beginning of period	3,882,214	10,548,553	18,697,430	12,456,044	11,123,587
End of period	$1,255,156	$—	$25,540,900	$313,114	$7,715,223

Beginning units	320,721	662,463	1,031,144	1,139,319	892,155
Units issued	3,669	75,737	271,695	2,157	26,495
Units redeemed	(218,626)	(738,200)	(230,031)	(1,112,299)	(290,505)
Ending units	105,764	—	1,072,808	29,177	628,145

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$568	$(5,569)	$(169,924)	$(236,865)	$(2,298,715)
Capital gains distributions received	—	11,530	—	—	—
Net realized gain (loss) on shares redeemed	218	1,390	98,437	245,140	2,161,481
Net change in unrealized gain (loss) on investments	8,069	97,215	41,899	5,221,391	15,084,521
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,855	104,566	(29,588)	5,229,666	14,947,287

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	12,949,660	8,374,385
Annuity payments	—	—	—	—	(107,426)
Surrenders, withdrawals and death benefits	—	—	(180,771)	(1,662,728)	(6,944,096)
Net transfers between other subaccounts
or fixed rate option	(3,092)	(2,814)	(1,065,030)	952,851	2,969,220
Miscellaneous transactions	—	—	(25)	(15)	(1,840)
Other charges	(28)	—	(1,955)	(154,827)	(1,485,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,120)	(2,814)	(1,247,781)	12,084,941	2,804,950

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,735	101,752	(1,277,369)	17,314,607	17,752,237

NET ASSETS
Beginning of period	40,181	321,533	8,477,766	24,699,375	136,039,732
End of period	$45,916	$423,285	$7,200,397	$42,013,982	$153,791,969

Beginning units	2,609	106,567	721,225	1,960,199	11,985,530
Units issued	—	—	59,610	1,027,527	1,024,589
Units redeemed	(179)	(809)	(163,615)	(164,066)	(779,236)
Ending units	2,430	105,758	617,220	2,823,660	12,230,883
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,331)	$(297,841)	$(28,087)	$(951,951)	$(4,959)
Capital gains distributions received	12,704	—	—	—	—
Net realized gain (loss) on shares redeemed	8,893	214,351	(5,993)	1,273,872	3,908
Net change in unrealized gain (loss) on investments	8,221	1,041,292	34,373	7,907,845	46,589
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,487	957,802	293	8,229,766	45,538

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,481,800	—	3,526,262	193,801
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(24,923)	(1,460,954)	(18,640)	(2,364,574)	(19,017)
Net transfers between other subaccounts
or fixed rate option	(1,022)	3,812,612	(483,183)	753,791	96,546
Miscellaneous transactions	—	(182)	18	387	2
Other charges	(25)	(188,508)	(430)	(685,311)	(2,747)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,970)	5,644,768	(502,235)	1,230,555	268,585

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,517	6,602,570	(501,942)	9,460,321	314,123

NET ASSETS
Beginning of period	168,425	19,811,426	1,834,734	55,405,327	434,686
End of period	$170,942	$26,413,996	$1,332,792	$64,865,648	$748,809

Beginning units	9,323	1,829,523	180,982	4,532,636	43,100
Units issued	22	927,449	15,690	607,356	29,813
Units redeemed	(1,375)	(420,117)	(65,504)	(499,118)	(4,604)
Ending units	7,970	2,336,855	131,168	4,640,874	68,309

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	4/28/2017**

OPERATIONS
Net investment income (loss)	$(241,020)	$(26,848)	$(14,945)	$(227,952)	$(1,241)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	637,758	10,011	21,390	762,079	39,528
Net change in unrealized gain (loss) on investments	1,999,162	(16,864)	401,652	1,657,510	13,892
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,395,900	(33,701)	408,097	2,191,637	52,179

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,448,867	—	315,769	1,062,520	66,796
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(932,093)	(381,410)	(27,943)	(1,668,977)	(9,900)
Net transfers between other subaccounts
or fixed rate option	214,828	4,269,618	1,119,904	(697,567)	(470,651)
Miscellaneous transactions	(81)	—	2,310	(46)	3
Other charges	(135,330)	(120)	(6,646)	(118,795)	(670)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	596,191	3,888,088	1,403,394	(1,422,865)	(414,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,992,091	3,854,387	1,811,491	768,772	(362,243)

NET ASSETS
Beginning of period	14,585,654	386,787	635,289	14,260,317	362,243
End of period	$17,577,745	$4,241,174	$2,446,780	$15,029,089	$—

Beginning units	925,962	38,867	65,960	1,026,274	42,151
Units issued	312,990	430,823	141,934	245,592	15,185
Units redeemed	(266,950)	(37,446)	(14,706)	(341,226)	(57,336)
Ending units	972,002	432,244	193,188	930,640	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(21,845,427)	$(152,065)	$(161,060)	$(10,166)	$(8,679)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	625,395	3,114,247	2,074,098	13,041	7,300
Net change in unrealized gain (loss) on investments	94,947,952	(1,890,239)	(1,242,938)	221,687	170,628
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,727,920	1,071,943	670,100	224,562	169,249

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	242,631,070	2,029,667	1,029,426	286,710	191,868
Annuity payments	(157,550)	—	—	—	—
Surrenders, withdrawals and death benefits	(52,202,071)	(221,583)	(718,985)	(63,867)	(20,795)
Net transfers between other subaccounts
or fixed rate option	—	(31,659,112)	(33,284,389)	115,253	55,159
Miscellaneous transactions	9,645	(193)	21	7	—
Other charges	(181,478)	(119,334)	(124,963)	(4,311)	(3,209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	190,099,616	(29,970,555)	(33,098,890)	333,792	223,023

TOTAL INCREASE (DECREASE) IN NET ASSETS	263,827,536	(28,898,612)	(32,428,790)	558,354	392,272

NET ASSETS
Beginning of period	1,017,452,277	28,898,612	32,428,790	907,318	697,605
End of period	$1,281,279,813	$—	$—	$1,465,672	$1,089,877

Beginning units	96,517,392	2,608,030	3,189,397	64,268	47,941
Units issued	18,070,920	251,763	212,426	28,196	18,153
Units redeemed	(638,238)	(2,859,793)	(3,401,823)	(6,116)	(3,367)
Ending units	113,950,074	—	—	86,348	62,727

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,209)	$(1,253,540)	$(23,553)	$(40,614)	$(61,328)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,141	363,551	37,614	125,655	99,978
Net change in unrealized gain (loss) on investments	937	14,590,714	537,696	953,497	1,493,182
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,869	13,700,725	551,757	1,038,538	1,531,832

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	26,206,034	597,540	1,009,306	2,534,042
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(52,160)	(1,389,558)	(138,666)	(199,029)	(578,086)
Net transfers between other subaccounts
or fixed rate option	(131,336)	5,019,094	(35,208)	(520,847)	5,951
Miscellaneous transactions	—	5,724	(197)	—	(47)
Other charges	(71)	(998,333)	(22,031)	(38,324)	(57,897)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(183,567)	28,842,961	401,438	251,106	1,903,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	(181,698)	42,543,686	953,195	1,289,644	3,435,795

NET ASSETS
Beginning of period	484,463	63,454,015	3,289,870	5,491,170	8,453,104
End of period	$302,765	$105,997,701	$4,243,065	$6,780,814	$11,888,899

Beginning units	43,685	5,808,359	310,190	503,465	760,931
Units issued	17,219	2,556,319	62,107	89,046	231,918
Units redeemed	(33,266)	(191,648)	(27,476)	(64,623)	(70,941)
Ending units	27,638	8,173,030	344,821	527,888	921,908

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(39,702)	$(16,741)	$(16,696)	$(31,847)	$(3,130)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,424	11,921	52,252	15,758	2,179
Net change in unrealized gain (loss) on investments	325,791	193,746	574,153	172,704	(18,802)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	321,513	188,926	609,709	156,615	(19,753)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,097,748	273,994	1,053,606	1,125,785	109,668
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(445,414)	(126,852)	(140,184)	(210,588)	(21,533)
Net transfers between other subaccounts
or fixed rate option	(7,252)	18,909	(193,758)	(119,296)	9,915
Miscellaneous transactions	(186)	—	390	(25)	(1)
Other charges	(38,285)	(16,618)	(15,894)	(30,786)	(2,964)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	606,611	149,433	704,160	765,090	95,085

TOTAL INCREASE (DECREASE) IN NET ASSETS	928,124	338,359	1,313,869	921,705	75,332

NET ASSETS
Beginning of period	5,863,332	2,702,187	2,245,161	4,487,251	453,809
End of period	$6,791,456	$3,040,546	$3,559,030	$5,408,956	$529,141

Beginning units	575,794	284,021	212,912	444,371	43,063
Units issued	111,396	43,233	102,516	127,737	12,645
Units redeemed	(54,089)	(27,889)	(42,022)	(53,393)	(3,710)
Ending units	633,101	299,365	273,406	518,715	51,998

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(8,086)	$(4,510)	$(415,177)	$(413,013)	$(8,704)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,498	464	105,320	(233,781)	5,112
Net change in unrealized gain (loss) on investments	220,649	(4,207)	3,601,756	921,999	30,580
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	224,061	(8,253)	3,291,899	275,205	26,988

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	300,134	194,320	12,029,832	—	390,582
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,214)	(47,134)	(284,263)	(1,848,814)	(49,840)
Net transfers between other subaccounts
or fixed rate option	124,175	34,536	2,087,710	(5,394,703)	(24,609)
Miscellaneous transactions	32	—	684	(286)	(3)
Other charges	(7,375)	(4,267)	(317,144)	(4,775)	(8,209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	404,752	177,455	13,516,819	(7,248,578)	307,921

TOTAL INCREASE (DECREASE) IN NET ASSETS	628,813	169,202	16,808,718	(6,973,373)	334,909

NET ASSETS
Beginning of period	1,053,776	619,180	18,832,831	23,602,703	1,260,708
End of period	$1,682,589	$788,382	$35,641,549	$16,629,330	$1,595,617

Beginning units	105,593	64,200	1,809,018	2,384,023	120,157
Units issued	44,851	27,731	1,305,833	1,063,082	43,589
Units redeemed	(7,826)	(9,376)	(83,963)	(1,771,147)	(14,557)
Ending units	142,618	82,555	3,030,888	1,675,958	149,189

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,710)	$(962)	$(2,117)	$(5,500)	$(1,744)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	933	58	963	1,728	167
Net change in unrealized gain (loss) on investments	7,685	264	7,613	102,415	3,678
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,908	(640)	6,459	98,643	2,101

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	305,908	37,191	83,309	151,858	48,401
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,012)	(5,470)	(4,092)	(9,444)	(7,669)
Net transfers between other subaccounts
or fixed rate option	(11,657)	6,785	43,259	57,501	(12,906)
Miscellaneous transactions	(1)	—	(76)	1	(41)
Other charges	(2,329)	(936)	(2,069)	(4,936)	(1,651)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	274,909	37,570	120,331	194,980	26,134

TOTAL INCREASE (DECREASE) IN NET ASSETS	280,817	36,930	126,790	293,623	28,235

NET ASSETS
Beginning of period	214,414	148,391	329,321	701,268	256,534
End of period	$495,231	$185,321	$456,111	$994,891	$284,769

Beginning units	20,657	16,252	32,002	70,476	28,277
Units issued	31,424	4,808	15,202	20,499	14,403
Units redeemed	(4,797)	(659)	(3,680)	(1,896)	(11,474)
Ending units	47,284	20,401	43,524	89,079	31,206

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,942)	$(7,771)	$(3,844)	$(6,541)	$25,896
Capital gains distributions received	—	—	—	—	44,791
Net realized gain (loss) on shares redeemed	4,109	2,798	6,521	5,563	31,525
Net change in unrealized gain (loss) on investments	89,150	29,499	80,242	140,902	318,802
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	90,317	24,526	82,919	139,924	421,014

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	294,786	557,340	461,649	338,440	686,226
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,952)	(37,244)	(26,974)	(10,761)	(305,218)
Net transfers between other subaccounts
or fixed rate option	128,359	42,020	21,809	3,047	(47,430)
Miscellaneous transactions	(10)	(83)	(51)	89	(16)
Other charges	(2,578)	(7,168)	(3,235)	(6,316)	(19,758)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	410,605	554,865	453,198	324,499	313,804

TOTAL INCREASE (DECREASE) IN NET ASSETS	500,922	579,391	536,117	464,423	734,818

NET ASSETS
Beginning of period	277,812	1,039,757	399,799	868,215	3,165,064
End of period	$778,734	$1,619,148	$935,916	$1,332,638	$3,899,882

Beginning units	28,812	107,203	39,743	82,728	307,720
Units issued	42,000	68,578	51,548	36,216	68,607
Units redeemed	(4,435)	(12,214)	(9,200)	(6,701)	(40,816)
Ending units	66,377	163,567	82,091	112,243	335,511

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/1/2017	1/3/2017*
	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$40,578	$(331,248)	$(2,949)	$(279)
Capital gains distributions received	11,384	—	—	—
Net realized gain (loss) on shares redeemed	6,605	(287,508)	16,073	(1)
Net change in unrealized gain (loss) on investments	71,745	925,910	124,501	(340)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	130,312	307,154	137,625	(620)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	270,703	—	665	—
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(48,237)	(2,105,329)	(129,387)	—
Net transfers between other subaccounts
or fixed rate option	(26,168)	(4,923,854)	8,975	46,949
Miscellaneous transactions	29	(31)	—	—
Other charges	(7,403)	(4,774)	(554)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	188,924	(7,033,988)	(120,301)	46,949

TOTAL INCREASE (DECREASE) IN NET ASSETS	319,236	(6,726,834)	17,324	46,329

NET ASSETS
Beginning of period	1,114,966	19,709,809	444,708	—
End of period	$1,434,202	$12,982,975	$462,032	$46,329

Beginning units	105,764	2,000,548	45,689	—
Units issued	25,722	946,536	4,766	4,647
Units redeemed	(8,928)	(1,635,597)	(16,265)	—
Ending units	122,558	1,311,487	34,190	4,647

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(122,621)	$(244,082)	$(249,591)	$(339,001)	$751,590
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	286,397	682,830	642,350	(227,796)
Net change in unrealized gain (loss) on investments	—	726,610	(113,034)	1,849,635	1,530,283
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(122,621)	768,925	320,205	2,152,984	2,054,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	232,821	7,845	58,887	30,762	44,946
Annuity payments	(76,909)	(588,166)	(77,846)	(144,365)	(202,971)
Surrenders, withdrawals and death benefits	(1,285,697)	(2,054,996)	(1,873,996)	(2,402,955)	(2,071,010)
Net transfers between other subaccounts
or fixed rate option	383,341	(3,799)	(98,697)	(32,332)	(245,424)
Miscellaneous Income/(Loss)	2,623	(527)	2,661	49	(738)
Other charges	(8,533)	(5,971)	(11,845)	(26,090)	(17,959)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(752,354)	(2,645,614)	(2,000,836)	(2,574,931)	(2,493,156)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(874,975)	(1,876,689)	(1,680,631)	(421,947)	(439,079)

NET ASSETS
Beginning of period	9,166,077	18,162,123	19,281,508	24,661,151	15,391,007
End of period	$8,291,102	$16,285,434	$17,600,877	$24,239,204	$14,951,928

Beginning units	7,671,857	7,285,489	6,571,346	8,663,350	3,995,109
Units issued	1,768,777	99,766	64,180	84,088	35,159
Units redeemed	(2,413,397)	(1,110,940)	(768,573)	(992,714)	(683,072)
Ending units	7,027,237	6,274,315	5,866,953	7,754,724	3,347,196

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$88,212	$(69,404)	$(340,437)	$(56,116)	$(5,606)
Capital gains distributions received	1,056,831	—	—	—	58,540
Net realized gain (loss) on shares redeemed	983,163	132,133	1,444,564	234,855	12,038
Net change in unrealized gain (loss) on investments	(47,367)	67,453	(1,811,155)	740,977	(54,247)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,080,839	130,182	(707,028)	919,716	10,725

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,995	5,960	32,676	5,676	1,800
Annuity payments	(91,938)	(31,423)	(179,950)	(34,550)	(2,999)
Surrenders, withdrawals and death benefits	(2,480,924)	(399,059)	(2,351,805)	(334,568)	(122,303)
Net transfers between other subaccounts
or fixed rate option	(86,430)	19,963	(211,963)	(108,259)	439
Miscellaneous Income/(Loss)	819	(60)	(348)	21	91
Other charges	(17,822)	(4,191)	(18,506)	(1,535)	(373)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,663,300)	(408,810)	(2,729,896)	(473,215)	(123,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(582,461)	(278,628)	(3,436,924)	446,501	(112,620)

NET ASSETS
Beginning of period	22,239,392	5,124,505	26,665,687	4,040,772	1,705,509
End of period	$21,656,931	$4,845,877	$23,228,763	$4,487,273	$1,592,889

Beginning units	7,937,652	2,247,081	8,014,327	947,409	1,074,526
Units issued	356,247	18,363	43,508	10,601	28,963
Units redeemed	(1,321,197)	(208,207)	(965,674)	(114,713)	(107,087)
Ending units	6,972,702	2,057,237	7,092,161	843,297	996,402

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$56,405	$(50,685)	$(41,990)	$167,960	$(8,808)
Capital gains distributions received	598,386	534,072	300,468	126,420	140,329
Net realized gain (loss) on shares redeemed	240,656	228,197	30,371	(131,206)	47,333
Net change in unrealized gain (loss) on investments	102,465	(48,044)	(337,352)	(559,099)	(80,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	997,912	663,540	(48,503)	(395,925)	98,200

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,095	3,790	13,736	3,980	—
Annuity payments	(52,077)	(36,769)	(9,123)	(12,817)	(5,513)
Surrenders, withdrawals and death benefits	(592,387)	(677,038)	(417,972)	(306,665)	(115,071)
Net transfers between other subaccounts
or fixed rate option	(65,081)	(113,470)	15,990	88,298	(35,950)
Miscellaneous Income/(Loss)	(118)	(95)	(86)	(112)	1,088
Other charges	(1,787)	(2,990)	(1,832)	(1,918)	(583)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(703,355)	(826,572)	(399,287)	(229,234)	(156,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	294,557	(163,032)	(447,790)	(625,159)	(57,829)

NET ASSETS
Beginning of period	6,158,141	8,075,587	5,209,386	5,143,064	1,470,149
End of period	$6,452,698	$7,912,555	$4,761,596	$4,517,905	$1,412,320

Beginning units	2,066,355	3,193,282	1,975,668	1,733,994	554,972
Units issued	37,939	2,473	18,838	62,461	1,219
Units redeemed	(260,667)	(319,025)	(172,232)	(151,106)	(59,039)
Ending units	1,843,627	2,876,730	1,822,274	1,645,349	497,152
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(79,104)	$7,603	$(37,226)	$(45,490)	$(2,911)
Capital gains distributions received	353,682	—	314,410	—	273,138
Net realized gain (loss) on shares redeemed	193,291	79,628	(55,198)	277,923	(41,482)
Net change in unrealized gain (loss) on investments	(413,784)	297,363	(148,247)	(244,436)	(48,866)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,085	384,594	73,739	(12,003)	179,879

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,157	1,820	3,278	1,000	1,985
Annuity payments	(31,526)	(2,880)	(30,029)	(113,300)	—
Surrenders, withdrawals and death benefits	(393,182)	(184,144)	(149,716)	(319,480)	(158,962)
Net transfers between other subaccounts
or fixed rate option	(47,434)	(25,805)	10,677	(169,087)	(96,852)
Miscellaneous Income/(Loss)	(91)	(256)	35	(70)	(441)
Other charges	(2,261)	(612)	(732)	(897)	(398)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(468,337)	(211,877)	(166,487)	(601,834)	(254,668)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(414,252)	172,717	(92,748)	(613,837)	(74,789)

NET ASSETS
Beginning of period	6,166,284	2,144,215	2,774,584	3,678,113	1,977,023
End of period	$5,752,032	$2,316,932	$2,681,836	$3,064,276	$1,902,234

Beginning units	2,092,841	702,338	1,038,390	1,431,191	1,239,717
Units issued	11,610	16,327	14,305	21,763	26,427
Units redeemed	(172,007)	(79,532)	(76,363)	(262,876)	(185,054)
Ending units	1,932,444	639,133	976,332	1,190,078	1,081,090

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(10,635)	$(121,548)	$(5,350)	$(108,432)	$(29,232)
Capital gains distributions received	91,679	—	28,285	—	—
Net realized gain (loss) on shares redeemed	7,844	557,733	6,847	420,665	(6,895)
Net change in unrealized gain (loss) on investments	(81,526)	1,241,910	(35,640)	(153,581)	(64,418)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,362	1,678,095	(5,858)	158,652	(100,545)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	13,211	360	19,747	7,160
Annuity payments	—	(47,892)	—	(30,689)	—
Surrenders, withdrawals and death benefits	(18,323)	(1,144,051)	(39,664)	(901,052)	(200,291)
Net transfers between other subaccounts
or fixed rate option	8,218	(88,686)	4,894	(45,949)	46,722
Miscellaneous Income/(Loss)	3	109	1	(181)	(7)
Other charges	(70)	(21,350)	(737)	(17,193)	(3,740)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,172)	(1,288,659)	(35,146)	(975,317)	(150,156)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,810)	389,436	(41,004)	(816,665)	(250,701)

NET ASSETS
Beginning of period	781,973	7,995,901	467,677	7,527,060	2,065,266
End of period	$779,163	$8,385,337	$426,673	$6,710,395	$1,814,565

Beginning units	692,379	3,127,820	282,943	2,620,771	1,379,199
Units issued	7,694	29,236	3,608	34,073	42,921
Units redeemed	(16,651)	(502,718)	(35,783)	(409,516)	(139,537)
Ending units	683,422	2,654,338	250,768	2,245,328	1,282,583

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(708,881)	$(401,777)	$(2,689,308)	$(185,967)	$(384,526)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	816,778	1,548,938	4,658,651	530,579	733,040
Net change in unrealized gain (loss) on investments	4,089,851	(598,080)	1,137,871	14,434	2,761,493
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,197,748	549,081	3,107,214	359,046	3,110,007

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,370,614	2,348,173	4,587,562	91,329	2,302,091
Annuity payments	—	—	(5,692)	—	—
Surrenders, withdrawals and death benefits	(1,700,992)	(1,129,714)	(5,171,140)	(638,817)	(1,161,793)
Net transfers between other subaccounts
or fixed rate option	(1,350,399)	523,771	(4,232,459)	91,018	(2,093,896)
Miscellaneous Income/(Loss)	719	3,243	(478)	(90)	(504)
Other charges	(439,742)	(222,575)	(1,675,121)	(112,977)	(211,717)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,119,800)	1,522,898	(6,497,328)	(569,537)	(1,165,819)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,077,948	2,071,979	(3,390,114)	(210,491)	1,944,188

NET ASSETS
Beginning of period	48,225,036	25,075,710	170,786,459	12,193,339	24,160,782
End of period	$50,302,984	$27,147,689	$167,396,345	$11,982,848	$26,104,970

Beginning units	3,144,215	1,351,493	13,597,123	871,428	1,943,600
Units issued	882,036	615,190	2,157,738	313,141	587,973
Units redeemed	(1,040,892)	(543,502)	(2,670,740)	(367,807)	(671,832)
Ending units	2,985,359	1,423,181	13,084,121	816,762	1,859,741

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(244,802)	$(151,911)	$(200,028)	$(860,240)	$(384,669)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,192,085	770,380	778,975	952,701	1,510,716
Net change in unrealized gain (loss) on investments	(137,072)	420,355	2,400,970	(642,412)	3,142,727
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	810,211	1,038,824	2,979,917	(549,951)	4,268,774

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	326,318	346,239	715,193	1,986,217	850,452
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(892,289)	(497,103)	(629,643)	(2,521,896)	(1,189,142)
Net transfers between other subaccounts
or fixed rate option	(763,384)	(525,137)	853,738	(1,796,266)	(179,410)
Miscellaneous Income/(Loss)	429	1,650	(1,448)	(10,523)	(125)
Other charges	(148,322)	(83,857)	(106,598)	(498,682)	(256,618)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,477,248)	(758,208)	831,242	(2,841,150)	(774,843)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(667,037)	280,616	3,811,159	(3,391,101)	3,493,931

NET ASSETS
Beginning of period	16,131,326	9,799,181	11,604,280	56,160,343	25,606,628
End of period	$15,464,289	$10,079,797	$15,415,439	$52,769,242	$29,100,559

Beginning units	956,533	588,083	731,067	3,314,326	1,714,904
Units issued	433,398	225,705	384,625	1,185,979	548,945
Units redeemed	(525,430)	(273,349)	(341,758)	(1,384,969)	(618,497)
Ending units	864,501	540,439	773,934	3,115,336	1,645,352

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(688,016)	$(768,327)	$(200,619)	$(427,890)	$(262,289)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	759,392	4,227,029	954,434	1,955,194	(17,748)
Net change in unrealized gain (loss) on investments	391,764	(2,095,658)	(834,157)	2,351,137	293,754
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	463,140	1,363,044	(80,342)	3,878,441	13,717

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,062,594	836,604	841,564	1,444,019	1,979,479
Annuity payments	—	—	—	—	(5,426)
Surrenders, withdrawals and death benefits	(2,778,662)	(1,959,237)	(384,046)	(737,533)	(818,836)
Net transfers between other subaccounts
or fixed rate option	2,095,913	1,739,681	352,296	1,008,921	125,714
Miscellaneous Income/(Loss)	317	838	(148)	(209)	(147)
Other charges	(465,589)	(452,790)	(120,311)	(250,063)	(135,727)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,914,573	165,096	689,355	1,465,135	1,145,057

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,377,713	1,528,140	609,013	5,343,576	1,158,774

NET ASSETS
Beginning of period	45,417,667	48,900,416	13,390,423	25,865,452	16,587,548
End of period	$48,795,380	$50,428,556	$13,999,436	$31,209,028	$17,746,322

Beginning units	3,762,636	2,625,052	736,739	1,466,274	1,643,939
Units issued	1,380,063	911,094	270,652	640,097	761,817
Units redeemed	(1,147,499)	(920,700)	(231,056)	(582,575)	(655,595)
Ending units	3,995,200	2,615,446	776,335	1,523,796	1,750,161

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(289,333)	$(398,605)	$(16,628,868)	$(411,411)	$(335,044)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,037,729	(1,346,249)	20,986,975	1,073,421	(32,253)
Net change in unrealized gain (loss) on investments	1,563,179	6,204,285	50,069,345	535,824	167,764
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,311,575	4,459,431	54,427,452	1,197,834	(199,533)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,194,424	1,091,702	44,575,435	1,182,873	239,991
Annuity payments	—	(10,678)	(94,221)	—	—
Surrenders, withdrawals and death benefits	(1,222,136)	(1,136,713)	(28,052,049)	(956,270)	(718,930)
Net transfers between other subaccounts
or fixed rate option	1,280,654	227,436	(8,181,385)	986,669	565,532
Miscellaneous Income/(Loss)	(2,443)	1,026	(2,644)	(1)	778
Other charges	(165,168)	(236,819)	(11,336,929)	(256,841)	(202,577)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,085,331	(64,046)	(3,091,793)	956,430	(115,206)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,396,906	4,395,385	51,335,659	2,154,264	(314,739)

NET ASSETS
Beginning of period	17,757,952	22,535,487	1,040,967,835	26,339,703	21,586,566
End of period	$22,154,858	$26,930,872	$1,092,303,494	$28,493,967	$21,271,827

Beginning units	944,800	2,762,720	75,978,196	1,696,744	1,945,662
Units issued	436,772	1,403,175	14,745,812	630,589	936,780
Units redeemed	(339,382)	(1,473,446)	(14,969,119)	(589,506)	(970,266)
Ending units	1,042,190	2,692,449	75,754,889	1,737,827	1,912,176

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(193,076)	$(1,947,742)	$(9,606,866)	$(5,160,103)	$(11,126,842)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(344,412)	2,285,856	19,157,851	10,847,217	18,664,809
Net change in unrealized gain (loss) on investments	899,394	4,057,290	16,348,185	5,220,089	21,565,508
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	361,906	4,395,404	25,899,170	10,907,203	29,103,475

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	634,624	7,039,088	33,222,607	5,681,732	27,098,420
Annuity payments	—	—	(589,001)	(29,835)	(189,228)
Surrenders, withdrawals and death benefits	(524,843)	(3,897,300)	(16,398,117)	(11,436,705)	(23,804,636)
Net transfers between other subaccounts
or fixed rate option	(248,452)	(1,663,091)	(3,348,564)	(15,490,550)	(11,100,248)
Miscellaneous Income/(Loss)	(47)	492	824	(114)	266
Other charges	(131,028)	(1,342,151)	(5,598,206)	(2,515,453)	(6,609,330)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(269,746)	137,038	7,289,543	(23,790,925)	(14,604,756)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,160	4,532,442	33,188,713	(12,883,722)	14,498,719

NET ASSETS
Beginning of period	14,209,408	122,260,855	581,754,632	309,923,744	693,958,073
End of period	$14,301,568	$126,793,297	$614,943,345	$297,040,022	$708,456,792

Beginning units	1,446,585	10,526,775	41,418,038	26,418,735	51,044,079
Units issued	493,956	3,398,652	10,208,068	7,392,120	7,058,923
Units redeemed	(528,132)	(3,511,809)	(9,707,781)	(9,538,287)	(8,039,988)
Ending units	1,412,409	10,413,618	41,918,325	24,272,568	50,063,014

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,419,843)	$(5,640,255)	$(9,760,157)	$(9,395,259)	$(1,003,140)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,851,907	8,262,969	11,680,545	18,183,629	5,302,535
Net change in unrealized gain (loss) on investments	15,061,186	4,705,480	41,635,890	18,788,979	(4,125,558)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,493,250	7,328,194	43,556,278	27,577,349	173,837

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,444,305	26,284,035	26,709,621	18,825,488	3,332,250
Annuity payments	(211,784)	(38,188)	(26,460)	—	—
Surrenders, withdrawals and death benefits	(20,755,579)	(10,496,137)	(16,857,637)	(16,429,073)	(2,705,738)
Net transfers between other subaccounts
or fixed rate option	(5,961,839)	(3,095,336)	(8,161,588)	(8,095,453)	(2,531,847)
Miscellaneous Income/(Loss)	(257)	(734)	(3,252)	388	4,460
Other charges	(4,398,138)	(3,699,019)	(6,535,738)	(6,348,937)	(558,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,883,292)	8,954,621	(4,875,054)	(12,047,587)	(2,459,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,390,042)	16,282,815	38,681,224	15,529,762	(2,285,330)

NET ASSETS
Beginning of period	458,433,377	345,930,413	610,545,773	596,744,687	65,667,131
End of period	$457,043,335	$362,213,228	$649,226,997	$612,274,449	$63,381,801

Beginning units	36,445,341	27,216,350	44,716,807	43,453,261	3,268,974
Units issued	3,321,759	6,509,700	13,271,689	8,459,721	1,283,711
Units redeemed	(4,656,938)	(5,700,295)	(13,896,191)	(9,429,397)	(1,422,355)
Ending units	35,110,162	28,025,755	44,092,305	42,483,585	3,130,330

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(312,649)	$(335,003)	$(3,069,369)	$(157,525)	$(215,233)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,035,651	2,702,422	3,834	188,177
Net change in unrealized gain (loss) on investments	—	1,190,895	4,947,518	(48,822)	(1,036,166)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(312,649)	1,891,543	4,580,571	(202,513)	(1,063,222)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,973,312	809,477	2,552,474	1,154,225	1,188,104
Annuity payments	—	(3,297)	(163,509)	(16,054)	—
Surrenders, withdrawals and death benefits	(58,753,303)	(1,037,915)	(9,689,979)	(433,155)	(482,621)
Net transfers between other subaccounts
or fixed rate option	57,691,263	(854,211)	(2,378,269)	11,277	(457,673)
Miscellaneous Income/(Loss)	(741)	(563)	121	(2,466)	(2,153)
Other charges	(140,068)	(178,581)	(1,753,775)	(84,147)	(161,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,770,463	(1,265,090)	(11,432,937)	629,680	84,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,457,814	626,453	(6,852,366)	427,167	(979,089)

NET ASSETS
Beginning of period	16,358,073	21,630,342	195,238,704	10,620,241	16,885,079
End of period	$19,815,887	$22,256,795	$188,386,338	$11,047,408	$15,905,990

Beginning units	1,772,786	1,208,519	17,618,287	977,757	1,420,549
Units issued	4,167,917	468,682	4,187,183	471,904	593,339
Units redeemed	(3,778,649)	(543,688)	(5,227,949)	(430,994)	(613,878)
Ending units	2,162,054	1,133,513	16,577,521	1,018,667	1,400,010

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(5,838,045)	$(1,020,827)	$(314,426)	$(26,368)	$(123,956)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,730,130	1,344,450	234,524	14,575	344,999
Net change in unrealized gain (loss) on investments	(3,482,202)	1,552,638	22,131	7,492	(395,064)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,409,883	1,876,261	(57,771)	(4,301)	(174,021)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,709,227	—	—	196,320
Annuity payments	(3,069)	(12,444)	—	—	—
Surrenders, withdrawals and death benefits	(11,797,018)	(2,466,578)	(3,900,867)	(34,255)	(185,549)
Net transfers between other subaccounts
or fixed rate option	19,001,291	4,155,302	(46,574)	(55,824)	(21,689)
Miscellaneous Income/(Loss)	4,692	33	330	(1)	(99)
Other charges	(4,429,207)	(602,218)	(2,451)	(387)	(70,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,776,689	2,783,322	(3,949,562)	(90,467)	(81,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,186,572	4,659,583	(4,007,333)	(94,768)	(255,789)

NET ASSETS
Beginning of period	219,367,338	61,121,984	15,818,636	1,305,152	8,312,078
End of period	$239,553,910	$65,781,567	$11,811,303	$1,210,384	$8,056,289

Beginning units	17,267,636	5,180,966	1,389,364	111,160	571,250
Units issued	114,784,204	1,999,076	94,857	19,849	214,706
Units redeemed	(113,489,439)	(1,798,085)	(434,795)	(27,180)	(228,467)
Ending units	18,562,401	5,381,957	1,049,426	103,829	557,489

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(326,430)	$(419,872)	$(6,855,718)	$(5,950,658)	$(2,737,172)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,765,447)	2,095,379	8,404,394	7,919,536	5,911,383
Net change in unrealized gain (loss) on investments	3,658,083	3,573,497	16,857,110	7,957,105	1,602,784
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,566,206	5,249,004	18,405,786	9,925,983	4,776,995

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	273,263	1,277,592	15,097,739	19,520,335	18,060,689
Annuity payments	—	—	(29,225)	(14,277)	—
Surrenders, withdrawals and death benefits	(720,318)	(953,960)	(10,425,146)	(10,454,676)	(4,265,983)
Net transfers between other subaccounts
or fixed rate option	(714,821)	(659,969)	(14,374,229)	(10,530,027)	(3,245,416)
Miscellaneous Income/(Loss)	492	1,270	(2,984)	(344)	344
Other charges	(217,823)	(251,454)	(4,682,032)	(4,333,084)	(1,904,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,379,207)	(586,521)	(14,415,877)	(5,812,073)	8,645,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	186,999	4,662,483	3,989,909	4,113,910	13,422,157

NET ASSETS
Beginning of period	20,210,408	26,256,836	448,405,291	387,733,930	172,310,123
End of period	$20,397,407	$30,919,319	$452,395,200	$391,847,840	$185,732,280

Beginning units	2,518,409	1,529,725	33,211,051	31,704,016	12,955,524
Units issued	1,375,723	621,866	9,636,364	7,516,612	4,517,808
Units redeemed	(1,601,049)	(675,789)	(10,800,114)	(8,044,694)	(3,802,589)
Ending units	2,293,083	1,475,802	32,047,301	31,175,934	13,670,743

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,745,661)	$(3,400)	$(669)	$(3,130)	$(4,526)
Capital gains distributions received	—	2,354	—	—	—
Net realized gain (loss) on shares redeemed	4,590,380	32,125	7,244	27,980	80,629
Net change in unrealized gain (loss) on investments	3,377,855	(25,128)	(5,826)	16,583	(91,997)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,222,574	5,951	749	41,433	(15,894)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,071,135	—	—	—	—
Annuity payments	(4,160)	—	—	—	—
Surrenders, withdrawals and death benefits	(4,941,786)	(2,081)	(1,870)	(2,038)	(2,975)
Net transfers between other subaccounts
or fixed rate option	(4,521,390)	(64,931)	132,851	(53,343)	(138,830)
Miscellaneous Income/(Loss)	4,755	—	—	—	1
Other charges	(1,943,602)	(2,034)	(1,554)	(2,835)	(2,814)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,335,048)	(69,046)	129,427	(58,216)	(144,618)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,887,526	(63,095)	130,176	(16,783)	(160,512)

NET ASSETS
Beginning of period	175,524,934	236,202	112,671	324,897	357,609
End of period	$179,412,460	$173,107	$242,847	$308,114	$197,097

Beginning units	14,933,754	11,039	6,527	32,365	16,437
Units issued	4,349,145	729	9,472	4,151	1,636
Units redeemed	(4,461,470)	(3,886)	(2,183)	(9,816)	(8,511)
Ending units	14,821,429	7,882	13,816	26,700	9,562
The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,068)	$(1,417)	$(836)	$346	$(1,113)
Capital gains distributions received	—	4,062	597	—	3,957
Net realized gain (loss) on shares redeemed	11,544	(1,133)	1,699	11,583	(4,500)
Net change in unrealized gain (loss) on investments	30,592	8,750	17,004	(7,118)	16,683
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	38,068	10,262	18,464	4,811	15,027

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,191)	(1,548)	(1,492)	(81)	(864)
Net transfers between other subaccounts
or fixed rate option	226,446	205,779	211,570	(10,437)	98,227
Miscellaneous Income/(Loss)	—	—	—	—	—
Other charges	(1,380)	(950)	(635)	(1,086)	(759)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	223,875	203,281	209,443	(11,604)	96,604

TOTAL INCREASE (DECREASE) IN NET ASSETS	261,943	213,543	227,907	(6,793)	111,631

NET ASSETS
Beginning of period	231,351	90,942	17,495	122,392	97,569
End of period	$493,294	$304,485	$245,402	$115,599	$209,200

Beginning units	17,409	5,895	1,272	10,007	6,055
Units issued	17,658	16,908	14,238	2,540	10,241
Units redeemed	(3,241)	(5,047)	(940)	(3,474)	(5,332)
Ending units	31,826	17,756	14,570	9,073	10,964

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(339)	$108	$109	$(2,359)	$(177)
Capital gains distributions received	—	—	2,993	14,842	—
Net realized gain (loss) on shares redeemed	4,361	9,251	10,202	(1,069)	6,540
Net change in unrealized gain (loss) on investments	3,845	5,634	(2,473)	(16,013)	(6,290)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,867	14,993	10,831	(4,599)	73

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,000	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,251)	(2,550)	(744)	(715)
Net transfers between other subaccounts
or fixed rate option	(15,176)	(30,570)	(3,321)	(118,359)	(10,621)
Miscellaneous Income/(Loss)	—	—	—	—	—
Other charges	(171)	(752)	(973)	(1,791)	(548)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,347)	(32,573)	(6,844)	(120,894)	(11,884)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,480)	(17,580)	3,987	(125,493)	(11,811)

NET ASSETS
Beginning of period	74,870	78,887	78,897	273,988	144,477
End of period	$69,390	$61,307	$82,884	$148,495	$132,666

Beginning units	4,682	7,136	6,577	17,305	12,157
Units issued	4,139	1,066	3,687	8,810	7,937
Units redeemed	(4,953)	(3,575)	(4,134)	(17,034)	(10,263)
Ending units	3,868	4,627	6,130	9,081	9,831

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(87,447)	$(144,576)	$(280,655)	$(286,964)	$(300,798)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	91,490	494,462	1,487,845	69,568	502,037
Net change in unrealized gain (loss) on investments	20,640	626,247	(1,999,915)	87,557	(57,463)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,683	976,133	(792,725)	(129,839)	143,776

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1	336,732	1,575,542	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(43,542)	(283,421)	(769,514)	(943,447)	(1,333,779)
Net transfers between other subaccounts
or fixed rate option	(530,587)	734,496	(1,280,915)	654,484	(2,358,866)
Miscellaneous Income/(Loss)	(1)	1,615	410	(142)	(4,035)
Other charges	(424)	(86,136)	(173,174)	(3,538)	(3,102)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(574,553)	703,286	(647,651)	(292,643)	(3,699,782)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(549,870)	1,679,419	(1,440,376)	(422,482)	(3,556,006)

NET ASSETS
Beginning of period	4,432,084	8,869,134	20,137,806	12,878,526	14,679,593
End of period	$3,882,214	$10,548,553	$18,697,430	$12,456,044	$11,123,587

Beginning units	364,923	619,379	1,077,664	1,166,286	1,175,373
Units issued	98,983	301,414	496,221	282,647	310,700
Units redeemed	(143,185)	(258,330)	(542,741)	(309,614)	(593,918)
Ending units	320,721	662,463	1,031,144	1,139,319	892,155

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$548	$(5,386)	$(202,749)	$(161,378)	$(2,058,502)
Capital gains distributions received	2,937	17,211	—	—	—
Net realized gain (loss) on shares redeemed	(183)	49	411,507	(9,196)	2,312,427
Net change in unrealized gain (loss) on investments	(2,601)	(14,851)	(86,378)	1,421,973	5,507,709
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	701	(2,977)	122,380	1,251,399	5,761,634

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	7,345,718	10,887,154
Annuity payments	—	—	—	—	(36,830)
Surrenders, withdrawals and death benefits	(2,388)	—	(323,914)	(1,118,055)	(5,436,547)
Net transfers between other subaccounts
or fixed rate option	3,234	851	(2,258,261)	(472,502)	(3,428,761)
Miscellaneous Income/(Loss)	—	—	8	9,313	(2,238)
Other charges	(26)	—	(2,485)	(104,149)	(1,320,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	820	851	(2,584,652)	5,660,325	662,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,521	(2,126)	(2,462,272)	6,911,724	6,423,904

NET ASSETS
Beginning of period	38,660	323,659	10,940,038	17,787,651	129,615,828
End of period	$40,181	$321,533	$8,477,766	$24,699,375	$136,039,732

Beginning units	2,548	106,250	924,317	1,493,625	12,008,995
Units issued	254	417	236,835	671,821	3,206,175
Units redeemed	(193)	(100)	(439,927)	(205,247)	(3,229,640)
Ending units	2,609	106,567	721,225	1,960,199	11,985,530

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$952	$(228,023)	$(23,391)	$(823,537)	$(3,058)
Capital gains distributions received	15,778	—	—	—	—
Net realized gain (loss) on shares redeemed	3,874	208,081	9,578	964,197	488
Net change in unrealized gain (loss) on investments	(4,400)	392,789	(27,290)	797,954	30,282
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,204	372,847	(41,103)	938,614	27,712

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,118,941	—	5,222,714	106,974
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,380)	(756,301)	(13,285)	(1,265,208)	(24,936)
Net transfers between other subaccounts
or fixed rate option	(394)	4,122,016	907,444	(1,500,351)	343
Miscellaneous Income/(Loss)	—	(105)	—	(61)	—
Other charges	(25)	(151,639)	(410)	(597,272)	(1,448)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,799)	5,332,912	893,749	1,859,822	80,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,405	5,705,759	852,646	2,798,436	108,645

NET ASSETS
Beginning of period	163,020	14,105,667	982,088	52,606,891	326,041
End of period	$168,425	$19,811,426	$1,834,734	$55,405,327	$434,686

Beginning units	9,986	1,336,015	96,537	4,407,532	35,865
Units issued	1	890,789	95,344	1,839,741	15,215
Units redeemed	(664)	(397,281)	(10,899)	(1,714,637)	(7,980)
Ending units	9,323	1,829,523	180,982	4,532,636	43,100

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(163,259)	$(10,985)	$(3,798)	$(154,613)	$(2,605)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	118,087	36,081	(5,771)	115,796	(11,800)
Net change in unrealized gain (loss) on investments	1,197,778	(9,145)	51,844	1,106,826	42,398
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,152,606	15,951	42,275	1,068,009	27,993

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,478,281	1	319,595	776,767	187,624
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(572,491)	(90,531)	(29,512)	(708,628)	(79,876)
Net transfers between other subaccounts
or fixed rate option	4,586,134	(242,737)	53,631	7,811,431	(117,917)
Miscellaneous Income/(Loss)	(1,405)	(1)	(156)	35	35
Other charges	(90,939)	(120)	(1,794)	(77,994)	(1,918)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,399,580	(333,388)	341,764	7,801,611	(12,052)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,552,186	(317,437)	384,039	8,869,620	15,941

NET ASSETS
Beginning of period	8,033,468	704,224	251,250	5,390,697	346,302
End of period	$14,585,654	$386,787	$635,289	$14,260,317	$362,243

Beginning units	571,117	71,078	30,820	440,143	44,069
Units issued	685,165	1	41,250	816,886	29,128
Units redeemed	(330,320)	(32,212)	(6,110)	(230,755)	(31,046)
Ending units	925,962	38,867	65,960	1,026,274	42,151

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(16,190,229)	$(386,128)	$(450,159)	$(5,949)	$(4,331)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	139,187	50,252	248,465	9,576	1,497
Net change in unrealized gain (loss) on investments	55,054,016	1,363,712	914,539	89,817	50,983
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39,002,974	1,027,836	712,845	93,444	48,149

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	420,770,657	5,981,043	7,395,812	399,707	167,964
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(38,216,521)	(908,311)	(1,494,102)	(10,121)	(16,274)
Net transfers between other subaccounts
or fixed rate option	—	921,471	2,209,037	71,395	187,488
Miscellaneous Income/(Loss)	(11,940)	1,261	(763)	208	102
Other charges	(118,001)	(295,190)	(344,300)	(2,496)	(1,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	382,424,195	5,700,274	7,765,684	458,693	337,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	421,427,169	6,728,110	8,478,529	552,137	386,136

NET ASSETS
Beginning of period	596,025,108	22,170,502	23,950,261	355,181	311,469
End of period	$1,017,452,277	$28,898,612	$32,428,790	$907,318	$697,605

Beginning units	60,419,264	2,096,808	2,429,137	27,290	23,510
Units issued	36,589,519	1,105,230	1,681,622	45,478	25,957
Units redeemed	(491,391)	(594,008)	(921,362)	(8,500)	(1,526)
Ending units	96,517,392	2,608,030	3,189,397	64,268	47,941

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(380,095)	$(765,490)	$(18,085)	$(30,989)	$(41,857)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,961,496	(486,847)	(15,758)	13,061	(10,702)
Net change in unrealized gain (loss) on investments	(487,904)	2,953,896	183,695	347,193	517,985
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,093,497	1,701,559	149,852	329,265	465,426

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	23,059,361	525,159	1,359,412	2,839,545
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,343,152)	(429,161)	(338,049)	(277,394)	(567,703)
Net transfers between other subaccounts
or fixed rate option	(31,821,008)	1,059,422	189,568	(290,328)	129,551
Miscellaneous Income/(Loss)	150	(1,374)	152	2,000	530
Other charges	(4,732)	(630,810)	(18,725)	(31,413)	(41,675)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(33,168,742)	23,057,438	358,105	762,277	2,360,248

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,075,245)	24,758,997	507,957	1,091,542	2,825,674

NET ASSETS
Beginning of period	31,559,708	38,695,018	2,781,913	4,399,628	5,627,430
End of period	$484,463	$63,454,015	$3,289,870	$5,491,170	$8,453,104

Beginning units	2,805,662	3,680,201	275,567	429,733	540,470
Units issued	88,690	3,438,572	76,016	143,183	287,476
Units redeemed	(2,850,667)	(1,310,414)	(41,393)	(69,451)	(67,015)
Ending units	43,685	5,808,359	310,190	503,465	760,931

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(32,869)	$(12,349)	$(9,564)	$(22,672)	$(1,980)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(14,737)	(4,426)	(6,712)	1,994	2,037
Net change in unrealized gain (loss) on investments	357,313	72,731	101,896	72,624	38,152
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	309,707	55,956	85,620	51,946	38,209

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,513,702	1,042,410	867,436	1,601,153	219,645
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(483,865)	(81,894)	(94,544)	(142,342)	(32,971)
Net transfers between other subaccounts
or fixed rate option	(166,898)	(8,555)	34,650	405,106	75,776
Miscellaneous Income/(Loss)	178	(490)	(44)	(295)	(47)
Other charges	(33,204)	(12,403)	(9,512)	(22,380)	(1,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	829,913	939,068	797,986	1,841,242	260,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,139,620	995,024	883,606	1,893,188	298,687

NET ASSETS
Beginning of period	4,723,712	1,707,163	1,361,555	2,594,063	155,122
End of period	$5,863,332	$2,702,187	$2,245,161	$4,487,251	$453,809

Beginning units	493,657	183,198	135,064	264,426	17,024
Units issued	169,106	139,487	89,451	212,948	31,381
Units redeemed	(86,969)	(38,664)	(11,603)	(33,003)	(5,342)
Ending units	575,794	284,021	212,912	444,371	43,063

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,198)	$(2,255)	$(190,970)	$(182,768)	$(5,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,585)	(740)	(99,569)	91,431	1,816
Net change in unrealized gain (loss) on investments	42,965	9,068	1,085,128	(1,022,623)	24,771
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,182	6,073	794,589	(1,113,960)	21,557

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	448,681	387,121	7,975,338	—	779,527
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(39,403)	(23,895)	(198,621)	(920,431)	(15,950)
Net transfers between other subaccounts
or fixed rate option	110,759	67,181	2,754,086	21,854,662	182,130
Miscellaneous Income/(Loss)	(13)	19	429	(68)	68
Other charges	(4,127)	(2,013)	(147,449)	(3,480)	(4,540)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	515,897	428,413	10,383,783	20,930,683	941,235

TOTAL INCREASE (DECREASE) IN NET ASSETS	549,079	434,486	11,178,372	19,816,723	962,792

NET ASSETS
Beginning of period	504,697	184,694	7,654,459	3,785,980	297,916
End of period	$1,053,776	$619,180	$18,832,831	$23,602,703	$1,260,708

Beginning units	54,374	19,512	789,289	381,738	29,701
Units issued	58,635	47,720	1,266,316	2,823,644	96,685
Units redeemed	(7,416)	(3,032)	(246,587)	(821,359)	(6,229)
Ending units	105,593	64,200	1,809,018	2,384,023	120,157

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(966)	$(432)	$(1,647)	$(3,173)	$(827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,133	(118)	685	161	(1,078)
Net change in unrealized gain (loss) on investments	969	628	5,455	15,711	(1,015)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,136	78	4,493	12,699	(2,920)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	263,595	123,944	138,944	474,996	172,800
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,563)	(3,874)	(4,487)	(2,937)	(468)
Net transfers between other subaccounts
or fixed rate option	(86,748)	2,914	(2,541)	62,179	21,614
Miscellaneous Income/(Loss)	—	—	—	(8)	—
Other charges	(772)	(314)	(1,578)	(2,542)	(707)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	173,512	122,670	130,338	531,688	193,239

TOTAL INCREASE (DECREASE) IN NET ASSETS	174,648	122,748	134,831	544,387	190,319

NET ASSETS
Beginning of period	39,766	25,643	194,490	156,881	66,215
End of period	$214,414	$148,391	$329,321	$701,268	$256,534

Beginning units	3,932	2,718	19,250	16,392	7,048
Units issued	25,744	14,054	14,333	55,135	25,678
Units redeemed	(9,019)	(520)	(1,581)	(1,051)	(4,449)
Ending units	20,657	16,252	32,002	70,476	28,277

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,229)	$(4,389)	$(1,703)	$(4,009)	$23,748
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(32)	(563)	65	15,645	(1,545)
Net change in unrealized gain (loss) on investments	4,860	13,303	14,401	33,551	85,399
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,599	8,351	12,763	45,187	107,602

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	206,059	518,412	258,578	698,319	1,684,370
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,131)	(37,876)	(1,626)	(30,568)	(25,174)
Net transfers between other subaccounts
or fixed rate option	13,591	(187)	15,436	(223,981)	(11,954)
Miscellaneous Income/(Loss)	(73)	(24)	—	—	(33)
Other charges	(943)	(4,173)	(1,545)	(3,725)	(13,649)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	217,503	476,152	270,843	440,045	1,633,560

TOTAL INCREASE (DECREASE) IN NET ASSETS	221,102	484,503	283,606	485,232	1,741,162

NET ASSETS
Beginning of period	56,710	555,254	116,193	382,983	1,423,902
End of period	$277,812	$1,039,757	$399,799	$868,215	$3,165,064

Beginning units	6,093	57,395	11,857	39,048	142,843
Units issued	23,131	56,667	28,202	71,235	176,088
Units redeemed	(412)	(6,859)	(316)	(27,555)	(11,211)
Ending units	28,812	107,203	39,743	82,728	307,720
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to
	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$28,355	$(88,481)	$813
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(562)	(129,250)	(12)
Net change in unrealized gain (loss) on investments	17,931	(994,830)	(18,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	45,724	(1,212,561)	(17,668)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	519,218	—	172
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(7,758)	(234,740)	(3,998)
Net transfers between other subaccounts
or fixed rate option	28,277	21,157,270	466,739
Miscellaneous Income/(Loss)	—	(96)	—
Other charges	(4,944)	(64)	(537)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	534,793	20,922,370	462,376

TOTAL INCREASE (DECREASE) IN NET ASSETS	580,517	19,709,809	444,708

NET ASSETS
Beginning of period	534,449	—	—
End of period	$1,114,966	$19,709,809	$444,708

Beginning units	53,512	—	—
Units issued	56,513	2,327,170	46,434
Units redeemed	(4,261)	(326,622)	(745)
Ending units	105,764	2,000,548	45,689

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A84

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2017

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity Bb Series
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	Janus Henderson VIT Research Portfolio (Service
Prudential Diversified Bond Portfolio	Shares) (formerly Janus Aspen Janus Portfolio)
Prudential Equity Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio (Class I)	(Class I)
Prudential High Yield Bond Portfolio	Prudential SP International Growth Portfolio
Prudential Stock Index Portfolio	(Class I)
Prudential Global Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
Prudential Jennison Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
Prudential Small Capitalization Stock Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
T. Rowe Price International Stock Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity	(formerly AST Value Equity Portfolio)
Income Class)	AST High Yield Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Small-Cap Growth Opportunities Portfolio
Janus Henderson VIT Research Portfolio (Institutional	AST WEDGE Capital Mid-Cap Value Portfolio
Shares) (formerly Janus Aspen Janus Portfolio)	AST Small-Cap Value Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional	AST Goldman Sachs Mid-Cap Growth Portfolio
Shares) (formerly Janus Aspen Overseas	AST Hotchkis & Wiley Large-Cap Value Portfolio
Portfolio)	AST Lord Abbett Core Fixed Income Portfolio
MFS Research Series (Initial Class)	AST Loomis Sayles Large-Cap Growth Portfolio
MFS Growth Series (Initial Class)	AST MFS Growth Portfolio
American Century VP Value Fund (Class I)	AST Neuberger Berman/LSV Mid-Cap Value
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST BlackRock Low Duration Bond Portfolio
Davis Value Portfolio	AST QMA US Equity Alpha Portfolio
AB VPS Large Cap Growth Portfolio (Class B)	AST T. Rowe Price Natural Resources Portfolio
Prudential SP Small Cap Value Portfolio (Class I)	AST T. Rowe Price Asset Allocation Portfolio

A85

Note 1:	General (Continued)

AST MFS Global Equity Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST J.P. Morgan International Equity Portfolio	AST Prudential Core Bond Portfolio
AST Templeton Global Bond Portfolio	AST Bond Portfolio 2023
AST Wellington Management Hedged Equity	AST New Discovery Asset Allocation Portfolio
Portfolio	AST Western Asset Emerging Markets Debt
AST Capital Growth Asset Allocation Portfolio	Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Preservation Asset Allocation Portfolio	AST AQR Emerging Markets Equity Portfolio
AST FI Pyramis Quantitative Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Prudential Growth Allocation Portfolio	AST QMA Emerging Markets Equity Portfolio*
AST Advanced Strategies Portfolio	AST Multi-Sector Fixed Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST BlackRock iShares ETF Portfolio*
AST Government Money Market Portfolio	AST Defensive Asset Allocation Portfolio*
AST Small-Cap Growth Portfolio	AST AQR Large-Cap Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA Large-Cap Portfolio
AST International Value Portfolio	AST Bond Portfolio 2025
AST International Growth Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Investment Grade Bond Portfolio	AST Goldman Sachs Global Growth Allocation
AST Western Asset Core Plus Bond Portfolio	Portfolio
AST Bond Portfolio 2018	AST T. Rowe Price Diversified Real Growth
AST Bond Portfolio 2019	Portfolio
AST Global Real Estate Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST BlackRock Multi-Asset Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Schroders Global Tactical Portfolio*	Portfolio
AST RCM World Trends Portfolio	AST Managed Equity Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Managed Fixed Income Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST FQ Absolute Return Currency Portfolio
ProFund VP Consumer Services	AST Jennison Global Infrastructure Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Strategic Income Portfolio
ProFund VP Financials	AST Legg Mason Diversified Growth Portfolio
ProFund VP Health Care	AST Bond Portfolio 2016***
ProFund VP Industrials	Wells Fargo VT Small Cap Growth Fund
ProFund VP Mid-Cap Growth	(Class 1)**
ProFund VP Mid-Cap Value	AST Bond Portfolio 2026
ProFund VP Real Estate	AST AB Global Bond Portfolio
ProFund VP Small-Cap Growth	AST Goldman Sachs Global Income Portfolio
ProFund VP Small-Cap Value	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Telecommunications	AST Wellington Management Global Bond Portfolio
ProFund VP Utilities	AST Neuberger Berman Long/Short Portfolio
ProFund VP Large-Cap Growth	AST Wellington Management Real Total Return
ProFund VP Large-Cap Value	Portfolio
AST Bond Portfolio 2020	AST QMA International Core Equity Portfolio
AST Boston Partners Large-Cap Value Portfolio*	AST Managed Alternatives Portfolio
AST Jennison Large-Cap Growth Portfolio	AST Emerging Managers Diversified Portfolio
AST Bond Portfolio 2017	AST Columbia Adaptive Risk Allocation Portfolio
AST Bond Portfolio 2021	Blackrock Global Allocation V.I. Fund (Class III)
Wells Fargo VT International Equity Fund	JPMorgan Insurance Trust Income Builder Portfolio
(Class 1)	(Class 2)
Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2027
AST Bond Portfolio 2022	NVIT Emerging Markets Fund (Class D)
AST Quantitative Modeling Portfolio	AST Bond Portfolio 2028
AST BlackRock Global Strategies Portfolio
_________

*	Subaccount was no longer available for investment at December 31, 2017.

**	Subaccount available for investment, but had no assets as of December 31, 2017, and had no activity during 2017.

***	Subaccount was no longer available for investment at December 31, 2017, and had no activity during 2017.

A86

Note 1:	General (Continued)

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 28, 2017	AST BlackRock iShares ETF Portfolio	AST Goldman Sachs Multi-Asset Portfolio

April 28, 2017	AST Boston Partners Large-Cap Value Portfolio	AST Goldman Sachs Large-Cap Value Portfolio

April 28, 2017	AST Defensive Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio

April 28, 2017	AST QMA Emerging Markets Equity Portfolio	AST AQR Emerging Markets Equity Portfolio

April 28, 2017	AST Schroders Global Tactical Portfolio	AST Prudential Growth Allocation Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

Certain prior period contract owner transaction amounts in the Statements of Changes in Net Assets have been reclassified to conform to the current period's presentation.

Investments—The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions—Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

Dividend Income and Distributions Received—Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

A87

Note 3:	Fair Value (Continued)

Level 1—Fair value is based on unadjusted quoted prices in active markets that the Account can access.

Level 2—Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3—Fair value is based on at least one significant unobservable inputs for the investment.

As of December 31, 2017, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2017, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2017 were as shown below.

	Purchases	Sales
Prudential Government Money Market Portfolio	$1,863,316	$2,740,711
Prudential Diversified Bond Portfolio	342,228	2,099,552
Prudential Equity Portfolio (Class I)	31,034	2,667,041
Prudential Value Portfolio (Class I)	198,578	3,795,653
Prudential High Yield Bond Portfolio	266,565	2,097,014
Prudential Stock Index Portfolio	1,040,145	4,892,050
Prudential Global Portfolio	112,694	641,006
Prudential Jennison Portfolio (Class I)	123,440	4,383,273
Prudential Small Capitalization Stock Portfolio	76,922	570,845
T. Rowe Price International Stock Portfolio	90,342	240,475
T. Rowe Price Equity Income Portfolio (Equity Income Class)	131,203	829,502
Invesco V.I. Core Equity Fund (Series I)	59,518	1,089,823
Janus Henderson VIT Research Portfolio (Institutional Shares)	67,576	721,750
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	5,436	780,050
MFS Research Series (Initial Class)	34,049	285,634
MFS Growth Series (Initial Class)	78,427	822,060
American Century VP Value Fund (Class I)	85,825	524,239
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	22,183	266,203
Prudential Jennison 20/20 Focus Portfolio (Class I)	10,515	427,901
Davis Value Portfolio	21,981	327,318
AB VPS Large Cap Growth Portfolio (Class B)	12,488	185,126

A88

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
Prudential SP Small Cap Value Portfolio (Class I)	$103,165	$1,263,796
Janus Henderson VIT Research Portfolio (Service Shares)	9,767	60,508
SP Prudential U.S. Emerging Growth Portfolio (Class I)	112,678	1,006,249
Prudential SP International Growth Portfolio (Class I)	33,455	346,801
AST Goldman Sachs Large-Cap Value Portfolio	19,998,285	8,043,443
AST Cohen & Steers Realty Portfolio	5,566,500	5,141,446
AST J.P. Morgan Strategic Opportunities Portfolio	9,053,048	18,688,839
AST T. Rowe Price Large-Cap Value Portfolio	1,837,781	1,656,989
AST High Yield Portfolio	6,128,171	4,304,741
AST Small-Cap Growth Opportunities Portfolio	3,024,671	3,473,177
AST WEDGE Capital Mid-Cap Value Portfolio	1,501,474	2,596,330
AST Small-Cap Value Portfolio	4,241,881	3,967,319
AST Goldman Sachs Mid-Cap Growth Portfolio	6,617,880	9,918,277
AST Hotchkis & Wiley Large-Cap Value Portfolio	6,369,371	6,210,670
AST Lord Abbett Core Fixed Income Portfolio	10,519,778	7,040,486
AST Loomis Sayles Large-Cap Growth Portfolio	6,000,678	12,881,398
AST MFS Growth Portfolio	2,645,308	3,225,089
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	6,469,681	5,199,451
AST BlackRock Low Duration Bond Portfolio	7,096,650	3,989,754
AST QMA US Equity Alpha Portfolio	6,272,192	4,741,292
AST T. Rowe Price Natural Resources Portfolio	6,142,186	5,954,077
AST T. Rowe Price Asset Allocation Portfolio	36,561,737	87,623,827
AST MFS Global Equity Portfolio	6,259,318	5,290,159
AST J.P. Morgan International Equity Portfolio	5,523,041	5,553,154
AST Templeton Global Bond Portfolio	3,363,601	1,891,679
AST Wellington Management Hedged Equity Portfolio	12,120,115	13,394,273
AST Capital Growth Asset Allocation Portfolio	52,889,040	51,833,809
AST Academic Strategies Asset Allocation Portfolio	30,734,669	47,066,512
AST Balanced Asset Allocation Portfolio	32,371,607	66,137,780
AST Preservation Asset Allocation Portfolio	54,551,207	53,007,315
AST FI Pyramis Quantitative Portfolio	17,773,710	28,544,469
AST Prudential Growth Allocation Portfolio	521,592,773	73,437,437
AST Advanced Strategies Portfolio	18,852,885	52,133,936
AST T. Rowe Price Large-Cap Growth Portfolio	16,005,283	17,038,886
AST Government Money Market Portfolio	28,712,901	30,830,241
AST Small-Cap Growth Portfolio	3,650,567	5,639,625
AST BlackRock/Loomis Sayles Bond Portfolio	27,775,844	21,460,544
AST International Value Portfolio	2,710,704	2,232,781
AST International Growth Portfolio	4,712,697	5,177,734
AST Investment Grade Bond Portfolio	72,290,317	224,431,267
AST Western Asset Core Plus Bond Portfolio	15,793,457	9,398,038
AST Bond Portfolio 2018	9,260,225	3,481,993
AST Bond Portfolio 2019	14,018	365,682
AST Global Real Estate Portfolio	1,249,323	1,292,365
AST Parametric Emerging Markets Equity Portfolio	5,720,885	3,696,215

A89

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Goldman Sachs Small-Cap Value Portfolio	$6,891,048	$6,548,571
AST Schroders Global Tactical Portfolio	10,238,495	483,272,583
AST RCM World Trends Portfolio	16,195,756	31,566,728
AST J.P. Morgan Global Thematic Portfolio	23,524,213	16,432,690
AST Goldman Sachs Multi-Asset Portfolio	49,348,401	21,395,625
ProFund VP Consumer Services	87,936	32,899
ProFund VP Consumer Goods	22,079	138,650
ProFund VP Financials	21,157	53,001
ProFund VP Health Care	33,270	46,204
ProFund VP Industrials	202,582	210,177
ProFund VP Mid-Cap Growth	57,244	104,847
ProFund VP Mid-Cap Value	30,882	71,311
ProFund VP Real Estate	11,858	6,638
ProFund VP Small-Cap Growth	29,813	67,466
ProFund VP Small-Cap Value	11,450	38,569
ProFund VP Telecommunications	8,297	20,187
ProFund VP Utilities	17,356	30,519
ProFund VP Large-Cap Growth	46,103	28,972
ProFund VP Large-Cap Value	29,438	18,040
AST Bond Portfolio 2020	42,903	2,711,413
AST Boston Partners Large-Cap Value Portfolio	1,145,250	12,141,573
AST Jennison Large-Cap Growth Portfolio	5,267,685	5,265,645
AST Bond Portfolio 2017	19,821	12,249,696
AST Bond Portfolio 2021	314,965	3,902,055
Wells Fargo VT International Equity Fund (Class 1)	—	3,872
Wells Fargo VT Omega Growth Fund (Class 1)	—	9,288
AST Bond Portfolio 2022	681,937	2,099,642
AST Quantitative Modeling Portfolio	14,134,043	2,285,965
AST BlackRock Global Strategies Portfolio	11,249,655	10,743,420
Wells Fargo VT Opportunity Fund (Class 1)	426	29,175
AST Prudential Core Bond Portfolio	10,104,402	4,757,476
AST Bond Portfolio 2023	158,444	688,765
AST New Discovery Asset Allocation Portfolio	7,391,765	7,113,161
AST Western Asset Emerging Markets Debt Portfolio	316,727	53,101
AST MFS Large-Cap Value Portfolio	5,052,743	4,697,571
AST Bond Portfolio 2024	4,257,735	396,495
AST AQR Emerging Markets Equity Portfolio	1,573,816	185,367
AST ClearBridge Dividend Growth Portfolio	3,482,649	5,133,464
AST QMA Emerging Markets Equity Portfolio	138,579	554,242
AST Multi-Sector Fixed Income Portfolio	176,787,234	8,533,045
AST BlackRock iShares ETF Portfolio	2,749,328	32,871,948
AST Defensive Asset Allocation Portfolio	2,105,043	35,364,994
AST AQR Large-Cap Portfolio	417,726	94,100
AST QMA Large-Cap Portfolio	271,450	57,106
AST Bond Portfolio 2025	188,450	382,226

A90

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST T. Rowe Price Growth Opportunities Portfolio	$30,215,022	$2,625,601
AST Goldman Sachs Global Growth Allocation Portfolio	715,297	337,412
AST T. Rowe Price Diversified Real Growth Portfolio	1,036,867	826,375
AST Prudential Flexible Multi-Strategy Portfolio	2,738,362	895,726
AST BlackRock Multi-Asset Income Portfolio	1,162,653	595,743
AST Franklin Templeton K2 Global Absolute Return Portfolio	421,626	288,934
AST Managed Equity Portfolio	1,192,450	504,987
AST Managed Fixed Income Portfolio	1,307,978	574,734
AST FQ Absolute Return Currency Portfolio	132,627	40,672
AST Jennison Global Infrastructure Portfolio	493,154	96,489
AST Goldman Sachs Strategic Income Portfolio	266,371	93,425
AST Legg Mason Diversified Growth Portfolio	14,174,051	1,072,409
AST Bond Portfolio 2026	10,424,954	18,086,545
AST AB Global Bond Portfolio	460,466	161,250
AST Goldman Sachs Global Income Portfolio	324,724	52,525
AST Morgan Stanley Multi-Asset Portfolio	43,535	6,926
AST Wellington Management Global Bond Portfolio	158,474	40,261
AST Neuberger Berman Long/Short Portfolio	214,059	24,578
AST Wellington Management Real Total Return Portfolio	130,868	106,478
AST QMA International Core Equity Portfolio	457,464	49,801
AST Managed Alternatives Portfolio	673,106	126,013
AST Emerging Managers Diversified Portfolio	552,379	103,025
AST Columbia Adaptive Risk Allocation Portfolio	397,389	79,430
Blackrock Global Allocation V.I. Fund (Class III)	764,205	471,465
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	288,838	107,556
AST Bond Portfolio 2027	9,250,206	16,615,441
NVIT Emerging Markets Fund (Class D)	59,763	186,754
AST Bond Portfolio 2028	46,944	273

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (formerly Prudential Investments LLC) (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc. both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervises the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

A91

Note 6:	Related Party Transactions

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

As of the close of business on December 15, 2017, the Prudential High Yield Bond Portfolio settled a redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash with an affiliate. See The Prudential Series Fund financial statements for further information.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/ reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:	Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total return are presented for the products offered by Pruco Life of New Jersey and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable Contract options.

A92

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2017	6,350	$0.91974	to	$9.69595	$7,457	0.55%		1.00%	to	1.75%	-1.19%	to	-0.44%
December 31, 2016	7,027	$0.93085	to	$9.73839	$8,291	0.09%		1.00%	to	1.75%	-1.58%	to	-0.90%
December 31, 2015	7,672	$0.93884	to	$9.82644	$9,166	0.00%	(2)	1.00%	to	1.80%	-1.85%	to	-0.99%
December 31, 2014	9,430	$0.95653	to	$9.92485	$11,417	0.00%	(2)	1.00%	to	1.80%	-1.82%	to	-0.99%
December 31, 2013	11,767	$0.97424	to	$10.02367	$14,204	0.00%	(2)	1.00%	to	1.80%	-1.79%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2017	5,697	$2.23643	to	$2.74185	$15,603	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	6,274	$2.12454	to	$2.59813	$16,285	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	7,285	$2.04513	to	$2.49504	$18,162	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	8,491	$2.08421	to	$2.53667	$21,522	1.12%		1.35%	to	1.65%	5.36%	to	5.67%
December 31, 2013	9,448	$1.97826	to	$2.40199	$22,653	3.94%		1.35%	to	1.65%	-2.33%	to	-2.05%

	Prudential Equity Portfolio (Class I)
December 31, 2017	5,154	$2.27842	to	$3.94390	$19,207	0.00%		1.35%	to	1.80%	23.56%	to	24.11%
December 31, 2016	5,867	$1.84115	to	$3.17936	$17,601	0.00%		1.35%	to	1.80%	1.95%	to	2.39%
December 31, 2015	6,571	$1.80347	to	$3.10651	$19,282	0.00%		1.35%	to	1.80%	0.55%	to	0.99%
December 31, 2014	7,414	$1.79101	to	$3.07736	$21,608	0.00%		1.35%	to	1.80%	5.81%	to	6.27%
December 31, 2013	8,359	$1.69020	to	$2.89713	$22,929	0.00%		1.35%	to	1.80%	31.17%	to	31.75%

	Prudential Value Portfolio (Class I)
December 31, 2017	6,702	$2.31638	to	$4.64455	$24,414	0.00%		1.35%	to	1.80%	14.92%	to	15.43%
December 31, 2016	7,755	$2.01558	to	$4.02566	$24,239	0.00%		1.35%	to	1.80%	9.43%	to	9.92%
December 31, 2015	8,663	$1.84190	to	$3.66437	$24,661	0.00%		1.35%	to	1.80%	-9.82%	to	-9.42%
December 31, 2014	9,643	$2.04256	to	$4.04747	$30,547	0.00%		1.35%	to	1.80%	8.16%	to	8.63%
December 31, 2013	10,703	$1.88848	to	$3.72763	$31,308	0.00%		1.35%	to	1.80%	30.74%	to	31.32%

	Prudential High Yield Bond Portfolio
December 31, 2017	3,035	$2.43084	to	$17.12757	$14,230	6.09%		1.35%	to	1.80%	5.90%	to	6.39%
December 31, 2016	3,347	$2.29212	to	$16.10941	$14,952	6.43%		1.35%	to	1.80%	14.19%	to	14.69%
December 31, 2015	3,995	$2.00427	to	$14.05181	$15,391	6.19%		1.35%	to	1.80%	-4.17%	to	-3.74%
December 31, 2014	4,585	$2.08850	to	$14.60641	$18,321	6.01%		1.35%	to	1.80%	0.90%	to	1.35%
December 31, 2013	5,209	$2.06706	to	$14.41969	$20,421	6.34%		1.35%	to	1.80%	5.36%	to	5.81%

	Prudential Stock Index Portfolio
December 31, 2017	5,984	$1.88731	to	$4.30927	$22,041	1.59%		1.35%	to	1.75%	19.38%	to	19.85%
December 31, 2016	6,973	$1.57861	to	$3.59736	$21,657	1.84%		1.35%	to	1.75%	9.92%	to	10.34%
December 31, 2015	7,938	$1.43413	to	$3.26182	$22,239	1.49%		1.35%	to	1.75%	-0.56%	to	-0.16%
December 31, 2014	9,094	$1.44010	to	$3.26890	$25,723	3.04%		1.35%	to	1.75%	11.36%	to	11.80%
December 31, 2013	10,276	$1.29125	to	$2.92538	$26,062	0.00%		1.35%	to	1.75%	29.62%	to	30.14%

	Prudential Global Portfolio
December 31, 2017	1,895	$1.50801	to	$3.28499	$5,464	0.00%		1.40%	to	1.75%	22.70%	to	23.12%
December 31, 2016	2,057	$1.22723	to	$2.66817	$4,846	0.00%		1.35%	to	1.75%	2.65%	to	3.06%
December 31, 2015	2,247	$1.19377	to	$2.59035	$5,125	0.00%		1.35%	to	1.80%	0.56%	to	1.01%
December 31, 2014	2,451	$1.18476	to	$2.56578	$5,532	0.00%		1.35%	to	1.80%	1.42%	to	1.88%
December 31, 2013	2,834	$1.16583	to	$2.51978	$6,316	0.00%		1.35%	to	1.80%	25.04%	to	25.59%

	Prudential Jennison Portfolio (Class I)
December 31, 2017	6,090	$1.75365	to	$5.09919	$26,906	0.00%		1.35%	to	1.80%	34.29%	to	34.88%
December 31, 2016	7,092	$1.30338	to	$3.78242	$23,229	0.00%		1.35%	to	1.80%	-2.64%	to	-2.22%
December 31, 2015	8,014	$1.33623	to	$3.87018	$26,666	0.00%		1.35%	to	1.80%	9.51%	to	10.00%
December 31, 2014	8,902	$1.21774	to	$3.52028	$26,987	0.00%		1.35%	to	1.80%	8.05%	to	8.53%
December 31, 2013	10,176	$1.12499	to	$3.24547	$28,558	0.00%		1.35%	to	1.80%	35.22%	to	35.83%

	Prudential Small Capitalization Stock Portfolio
December 31, 2017	760	$4.85187	to	$5.96965	$4,531	0.00%		1.35%	to	1.40%	11.44%	to	11.50%
December 31, 2016	843	$4.35151	to	$5.35677	$4,487	0.00%		1.35%	to	1.40%	24.76%	to	24.82%
December 31, 2015	947	$3.48609	to	$4.29366	$4,041	0.00%		1.35%	to	1.40%	-3.64%	to	-3.58%
December 31, 2014	1,069	$3.61570	to	$4.45564	$4,732	0.00%		1.35%	to	1.65%	3.68%	to	3.98%
December 31, 2013	1,263	$3.33520	to	$4.28706	$5,374	0.00%		1.35%	to	1.65%	38.67%	to	39.08%

A93

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2017	921	$2.01627	to	$2.01627	$1,857	1.12%	1.40%	to	1.40%	26.12%	to	26.12%
December 31, 2016	996	$1.59864	to	$1.59864	$1,593	1.04%	1.40%	to	1.40%	0.72%	to	0.72%
December 31, 2015	1,075	$1.20718	to	$1.58722	$1,706	0.92%	1.35%	to	1.40%	-2.28%	to	-2.23%
December 31, 2014	1,140	$1.23469	to	$1.62418	$1,852	1.02%	1.35%	to	1.40%	-2.60%	to	-2.56%
December 31, 2013	1,222	$1.26707	to	$1.66761	$2,039	0.86%	1.35%	to	1.40%	12.48%	to	12.54%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2017	1,672	$2.70459	to	$4.03183	$6,739	1.73%	1.35%	to	1.40%	14.42%	to	14.48%
December 31, 2016	1,844	$2.36255	to	$3.52364	$6,453	2.31%	1.35%	to	1.40%	17.53%	to	17.59%
December 31, 2015	2,066	$2.00922	to	$2.99816	$6,158	1.80%	1.35%	to	1.40%	-8.14%	to	-8.10%
December 31, 2014	2,240	$2.18622	to	$3.26392	$7,266	1.74%	1.35%	to	1.65%	5.64%	to	5.94%
December 31, 2013	2,490	$1.97830	to	$3.08233	$7,606	1.54%	1.35%	to	1.65%	27.62%	to	27.99%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2017	2,559	$1.59120	to	$3.07508	$7,854	1.03%	1.40%	to	1.65%	11.34%	to	11.62%
December 31, 2016	2,877	$1.42911	to	$2.75507	$7,913	0.75%	1.40%	to	1.65%	8.48%	to	8.75%
December 31, 2015	3,193	$1.31740	to	$2.53351	$8,076	1.12%	1.40%	to	1.65%	-7.29%	to	-7.07%
December 31, 2014	3,623	$1.42106	to	$2.72627	$9,860	0.84%	1.40%	to	1.65%	6.39%	to	6.65%
December 31, 2013	4,046	$1.33567	to	$2.55624	$10,328	1.39%	1.40%	to	1.65%	27.15%	to	27.46%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2017	1,625	$1.56619	to	$3.30725	$5,355	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	1,822	$1.24492	to	$2.62234	$4,762	0.54%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	1,976	$1.25910	to	$2.64571	$5,209	0.62%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	2,230	$1.21494	to	$2.54666	$5,660	0.36%	1.35%	to	1.65%	11.16%	to	11.49%
December 31, 2013	2,492	$1.09299	to	$2.28537	$5,677	0.77%	1.35%	to	1.65%	28.22%	to	28.60%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2017	1,421	$1.96336	to	$3.59601	$5,067	1.65%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	1,645	$1.52204	to	$2.78080	$4,518	5.06%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	1,734	$1.65372	to	$3.01418	$5,143	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	1,931	$1.83897	to	$3.34371	$6,371	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%
December 31, 2013	2,206	$2.12113	to	$3.84746	$8,387	3.15%	1.35%	to	1.65%	12.70%	to	13.04%

	MFS Research Series (Initial Class)
December 31, 2017	423	$3.45639	to	$3.45639	$1,462	1.34%	1.40%	to	1.40%	21.67%	to	21.67%
December 31, 2016	497	$2.84082	to	$2.84082	$1,412	0.77%	1.40%	to	1.40%	7.24%	to	7.24%
December 31, 2015	555	$2.64905	to	$2.64905	$1,470	0.72%	1.40%	to	1.40%	-0.59%	to	-0.59%
December 31, 2014	621	$2.66475	to	$2.66475	$1,654	0.81%	1.40%	to	1.40%	8.68%	to	8.68%
December 31, 2013	744	$2.45201	to	$2.45201	$1,824	0.32%	1.40%	to	1.40%	30.46%	to	30.46%

	MFS Growth Series (Initial Class)
December 31, 2017	1,744	$2.03812	to	$3.86028	$6,727	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	1,932	$1.57652	to	$2.97872	$5,752	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	2,093	$1.56429	to	$2.94835	$6,166	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	2,421	$1.47837	to	$2.77955	$6,719	0.10%	1.35%	to	1.65%	7.18%	to	7.49%
December 31, 2013	2,769	$1.37938	to	$2.58719	$7,154	0.23%	1.35%	to	1.65%	34.63%	to	35.03%

	American Century VP Value Fund (Class I)
December 31, 2017	525	$3.18564	to	$3.91837	$2,055	1.63%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	639	$2.97766	to	$3.65359	$2,317	1.73%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	702	$2.51211	to	$3.07494	$2,144	2.11%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	795	$2.65685	to	$3.24394	$2,563	1.54%	1.35%	to	1.65%	11.24%	to	11.57%
December 31, 2013	904	$2.38831	to	$2.90895	$2,611	1.63%	1.35%	to	1.65%	29.59%	to	29.97%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2017	910	$1.88334	to	$3.30962	$2,990	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	976	$1.57697	to	$2.76434	$2,682	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	1,038	$1.53866	to	$2.69077	$2,775	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	1,153	$1.60675	to	$2.80296	$3,208	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
December 31, 2013	1,311	$1.51967	to	$2.64465	$3,445	0.00%	1.35%	to	1.65%	35.92%	to	36.31%

A94

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2017	1,058	$3.07738	to	$3.31617	$3,500	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	1,190	$2.40092	to	$2.58090	$3,064	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	1,431	$2.40178	to	$2.57551	$3,678	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	1,622	$2.29737	to	$2.45756	$3,979	0.00%	1.35%	to	1.65%	5.41%	to	5.72%
December 31, 2013	1,917	$2.17940	to	$2.32560	$4,450	0.00%	1.35%	to	1.65%	27.77%	to	28.15%

	Davis Value Portfolio
December 31, 2017	935	$2.12773	to	$2.14658	$1,990	0.74%	1.35%	to	1.40%	20.94%	to	21.00%
December 31, 2016	1,081	$1.75939	to	$1.77405	$1,902	1.23%	1.35%	to	1.40%	10.34%	to	10.39%
December 31, 2015	1,240	$1.59450	to	$1.60704	$1,977	0.77%	1.35%	to	1.40%	0.19%	to	0.24%
December 31, 2014	1,358	$1.59142	to	$1.60314	$2,161	0.91%	1.35%	to	1.40%	4.59%	to	4.64%
December 31, 2013	1,528	$1.52155	to	$1.53200	$2,326	0.81%	1.35%	to	1.40%	31.59%	to	31.65%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2017	563	$1.48051	to	$1.48051	$833	0.00%	1.40%	to	1.40%	29.86%	to	29.86%
December 31, 2016	683	$1.14009	to	$1.14009	$779	0.00%	1.40%	to	1.40%	0.95%	to	0.95%
December 31, 2015	692	$1.12940	to	$1.12940	$782	0.00%	1.40%	to	1.40%	9.32%	to	9.32%
December 31, 2014	681	$1.03310	to	$1.03310	$704	0.00%	1.40%	to	1.40%	12.27%	to	12.27%
December 31, 2013	731	$0.92016	to	$0.92016	$672	0.00%	1.40%	to	1.40%	35.09%	to	35.09%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2017	2,332	$2.75081	to	$3.68521	$8,142	0.00%	1.35%	to	1.80%	10.22%	to	10.70%
December 31, 2016	2,654	$2.49585	to	$3.33068	$8,385	0.00%	1.35%	to	1.80%	23.25%	to	23.79%
December 31, 2015	3,128	$2.02511	to	$2.69201	$7,996	0.00%	1.35%	to	1.80%	-7.04%	to	-6.62%
December 31, 2014	3,508	$2.17843	to	$2.88444	$9,607	0.00%	1.35%	to	1.80%	3.09%	to	3.54%
December 31, 2013	3,977	$2.11323	to	$2.78722	$10,545	0.00%	1.35%	to	1.80%	35.02%	to	35.61%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2017	227	$1.30355	to	$2.91700	$486	0.24%	1.40%	to	1.75%	25.37%	to	25.80%
December 31, 2016	251	$1.03831	to	$2.31883	$427	0.38%	1.40%	to	1.75%	-1.45%	to	-1.10%
December 31, 2015	283	$1.05203	to	$2.34486	$468	0.47%	1.40%	to	1.75%	3.27%	to	3.63%
December 31, 2014	288	$1.01723	to	$2.26282	$468	0.22%	1.40%	to	1.75%	10.79%	to	11.18%
December 31, 2013	308	$0.91682	to	$2.03533	$451	0.65%	1.40%	to	1.75%	27.76%	to	28.20%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2017	2,026	$2.11527	to	$4.70150	$7,242	0.00%	1.35%	to	1.80%	20.27%	to	20.81%
December 31, 2016	2,245	$1.75526	to	$3.89360	$6,710	0.00%	1.35%	to	1.80%	2.48%	to	2.93%
December 31, 2015	2,621	$1.70944	to	$3.78454	$7,527	0.00%	1.35%	to	1.80%	-4.09%	to	-3.66%
December 31, 2014	2,920	$1.77880	to	$3.93032	$8,786	0.00%	1.35%	to	1.80%	7.58%	to	8.05%
December 31, 2013	3,313	$1.65032	to	$3.63925	$9,283	0.00%	1.35%	to	1.80%	26.20%	to	26.76%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2017	1,093	$1.08330	to	$2.68018	$2,110	0.00%	1.35%	to	1.80%	33.42%	to	34.00%
December 31, 2016	1,283	$0.81042	to	$2.00102	$1,815	0.00%	1.35%	to	1.80%	-5.28%	to	-4.86%
December 31, 2015	1,379	$0.85393	to	$2.10438	$2,065	0.00%	1.35%	to	1.80%	1.54%	to	1.98%
December 31, 2014	1,479	$0.83939	to	$2.06435	$2,240	0.00%	1.35%	to	1.80%	-7.38%	to	-6.97%
December 31, 2013	1,570	$0.90445	to	$2.22017	$2,576	0.00%	1.35%	to	1.80%	16.78%	to	17.29%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2017	3,729	$12.24532	to	$23.57079	$67,828	0.00%	0.55%	to	2.85%	6.63%	to	9.14%
December 31, 2016	2,985	$11.25440	to	$21.89511	$50,303	0.00%	0.55%	to	2.85%	8.37%	to	10.93%
December 31, 2015	3,144	$10.18207	to	$20.01155	$48,225	0.00%	0.55%	to	2.85%	-7.34%	to	6.09%
December 31, 2014	1,607	$10.96235	to	$21.39027	$26,453	0.00%	0.55%	to	2.45%	9.77%	to	12.51%
December 31, 2013	1,474	$12.05440	to	$19.27594	$21,850	0.00%	0.85%	to	2.45%	25.90%	to	32.41%

	AST Cohen & Steers Realty Portfolio
December 31, 2017	1,478	$11.49818	to	$31.05029	$29,303	0.00%	0.55%	to	2.85%	3.23%	to	5.66%
December 31, 2016	1,423	$10.91590	to	$29.79355	$27,148	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	1,351	$10.50966	to	$28.97784	$25,076	0.00%	0.55%	to	2.85%	1.86%	to	10.36%
December 31, 2014	1,374	$11.64573	to	$28.17786	$24,915	0.00%	0.55%	to	2.85%	15.51%	to	30.19%
December 31, 2013	1,427	$9.68396	to	$21.94358	$20,164	0.00%	0.55%	to	2.85%	-1.36%	to	2.57%
A95

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2017	12,622	$12.44794	to	$16.63081	$177,660	0.00%	0.55%	to	2.85%	8.95%	to	11.53%
December 31, 2016	13,084	$11.26302	to	$15.03722	$167,396	0.00%	0.55%	to	2.85%	0.89%	to	3.27%
December 31, 2015	13,597	$11.00591	to	$14.68376	$170,786	0.00%	0.55%	to	2.85%	-3.03%	to	-0.73%
December 31, 2014	14,108	$11.18827	to	$14.91662	$181,266	0.00%	0.55%	to	2.85%	2.44%	to	4.87%
December 31, 2013	13,920	$10.76626	to	$14.34386	$173,481	0.00%	0.55%	to	2.85%	7.87%	to	10.42%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2017	853	$11.32236	to	$22.05958	$14,172	0.00%	0.55%	to	2.70%	13.41%	to	15.91%
December 31, 2016	817	$9.78081	to	$19.29478	$11,983	0.00%	0.55%	to	2.70%	3.27%	to	5.55%
December 31, 2015	871	$9.27899	to	$18.53439	$12,193	0.00%	0.55%	to	2.70%	-8.60%	to	-6.58%
December 31, 2014	934	$12.23327	to	$20.11564	$14,182	0.00%	0.55%	to	2.70%	-1.18%	to	1.00%
December 31, 2013	1,021	$12.16608	to	$20.19327	$15,533	0.00%	0.55%	to	2.85%	25.84%	to	33.89%

	AST High Yield Portfolio
December 31, 2017	2,026	$11.59419	to	$18.82273	$29,968	0.00%	0.55%	to	2.85%	4.42%	to	6.88%
December 31, 2016	1,860	$10.86186	to	$17.85478	$26,105	0.00%	0.55%	to	2.85%	12.12%	to	14.76%
December 31, 2015	1,944	$9.47712	to	$15.77372	$24,161	0.00%	0.55%	to	2.85%	-6.31%	to	-3.24%
December 31, 2014	2,029	$9.89459	to	$16.67561	$26,781	0.00%	0.55%	to	2.85%	-1.05%	to	1.99%
December 31, 2013	1,971	$10.42183	to	$16.57675	$25,820	0.00%	0.55%	to	2.85%	4.10%	to	6.59%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2017	865	$12.22476	to	$31.71645	$19,309	0.00%	0.55%	to	2.70%	24.25%	to	26.99%
December 31, 2016	865	$9.63926	to	$25.32160	$15,464	0.00%	0.55%	to	2.70%	4.80%	to	7.11%
December 31, 2015	957	$9.66710	to	$23.96900	$16,131	0.00%	0.55%	to	2.85%	-1.55%	to	1.00%
December 31, 2014	1,214	$13.35563	to	$24.11445	$20,646	0.00%	0.55%	to	2.85%	1.95%	to	4.36%
December 31, 2013	1,194	$12.91409	to	$23.42720	$19,715	0.00%	0.55%	to	2.85%	33.40%	to	40.04%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2017	496	$12.78380	to	$30.81359	$10,792	0.00%	0.55%	to	2.70%	15.34%	to	17.88%
December 31, 2016	540	$10.87863	to	$26.50191	$10,080	0.00%	0.55%	to	2.70%	10.93%	to	13.37%
December 31, 2015	588	$9.63033	to	$23.70041	$9,799	0.00%	0.55%	to	2.85%	-9.27%	to	0.53%
December 31, 2014	709	$11.23471	to	$25.87248	$13,182	0.00%	0.55%	to	2.85%	11.69%	to	14.34%
December 31, 2013	796	$12.06993	to	$22.94256	$12,997	0.00%	0.55%	to	2.85%	23.34%	to	31.69%

	AST Small-Cap Value Portfolio
December 31, 2017	805	$13.62288	to	$29.83207	$16,837	0.00%	0.55%	to	2.85%	4.30%	to	6.76%
December 31, 2016	774	$12.80031	to	$28.33077	$15,415	0.00%	0.55%	to	2.85%	25.53%	to	28.49%
December 31, 2015	731	$9.99297	to	$22.35385	$11,604	0.00%	0.55%	to	2.85%	-7.04%	to	4.08%
December 31, 2014	738	$10.54465	to	$23.81628	$12,515	0.00%	0.55%	to	2.85%	2.27%	to	5.87%
December 31, 2013	738	$12.47438	to	$23.06551	$12,107	0.00%	0.55%	to	2.85%	27.51%	to	36.64%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2017	3,009	$12.48662	to	$28.89444	$63,557	0.00%	0.55%	to	2.85%	23.48%	to	26.39%
December 31, 2016	3,115	$9.91006	to	$23.17737	$52,769	0.00%	0.55%	to	2.85%	-1.25%	to	1.09%
December 31, 2015	3,314	$9.83409	to	$23.24614	$56,160	0.00%	0.55%	to	2.85%	-8.37%	to	2.12%
December 31, 2014	1,852	$11.31270	to	$25.12814	$34,356	0.00%	0.55%	to	2.85%	8.35%	to	13.47%
December 31, 2013	1,871	$12.28300	to	$22.97023	$31,747	0.00%	0.55%	to	2.85%	25.09%	to	31.46%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2017	1,683	$13.62825	to	$29.00321	$34,897	0.00%	0.55%	to	2.45%	16.28%	to	18.54%
December 31, 2016	1,645	$11.53285	to	$24.80628	$29,101	0.00%	0.55%	to	2.45%	16.96%	to	19.23%
December 31, 2015	1,715	$9.70319	to	$21.09411	$25,607	0.00%	0.55%	to	2.85%	-10.46%	to	1.55%
December 31, 2014	1,928	$10.81514	to	$23.33405	$31,869	0.00%	0.55%	to	2.85%	7.95%	to	13.12%
December 31, 2013	1,823	$11.48738	to	$20.91410	$26,788	0.00%	0.85%	to	2.85%	31.12%	to	38.67%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2017	4,344	$10.27556	to	$15.08156	$53,974	0.00%	0.55%	to	2.85%	0.42%	to	2.79%
December 31, 2016	3,995	$10.03100	to	$14.87608	$48,795	0.00%	0.55%	to	2.85%	-0.31%	to	2.04%
December 31, 2015	3,763	$9.86125	to	$14.78095	$45,418	0.00%	0.55%	to	2.85%	-3.42%	to	-1.13%
December 31, 2014	3,390	$10.18285	to	$15.15769	$41,786	0.00%	0.55%	to	2.85%	2.98%	to	5.80%
December 31, 2013	3,207	$9.71214	to	$14.52525	$37,729	0.00%	0.55%	to	2.85%	-4.79%	to	-2.54%

A96

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2017	2,374	$14.82140	to	$33.92641	$59,639	0.00%	0.55%	to	2.85%	29.21%	to	32.26%
December 31, 2016	2,615	$11.24130	to	$26.00664	$50,429	0.00%	0.55%	to	2.85%	2.57%	to	5.00%
December 31, 2015	2,625	$10.74493	to	$25.11237	$48,900	0.00%	0.55%	to	2.85%	6.94%	to	11.97%
December 31, 2014	3,234	$11.25817	to	$23.25943	$55,756	0.00%	0.55%	to	2.85%	7.44%	to	12.47%
December 31, 2013	2,199	$12.76835	to	$21.44225	$34,850	0.00%	0.85%	to	2.85%	30.12%	to	35.45%

	AST MFS Growth Portfolio
December 31, 2017	764	$13.77953	to	$29.04752	$17,631	0.00%	0.55%	to	2.70%	27.19%	to	29.99%
December 31, 2016	776	$10.63355	to	$22.65541	$13,999	0.00%	0.55%	to	2.70%	-0.83%	to	1.35%
December 31, 2015	737	$10.52964	to	$22.66308	$13,390	0.00%	0.55%	to	2.85%	4.17%	to	9.59%
December 31, 2014	918	$11.13384	to	$21.54740	$15,865	0.00%	0.55%	to	2.85%	5.61%	to	11.72%
December 31, 2013	920	$12.75859	to	$20.20752	$14,885	0.00%	0.55%	to	2.85%	29.91%	to	35.95%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2017	1,638	$12.80688	to	$34.16965	$36,903	0.00%	0.55%	to	2.85%	10.56%	to	13.16%
December 31, 2016	1,524	$11.35231	to	$30.61307	$31,209	0.00%	0.55%	to	2.85%	14.87%	to	17.58%
December 31, 2015	1,466	$9.68512	to	$26.39664	$25,865	0.00%	0.55%	to	2.85%	-8.33%	to	1.07%
December 31, 2014	1,563	$11.02363	to	$28.51908	$29,899	0.00%	0.55%	to	2.85%	10.42%	to	13.62%
December 31, 2013	1,439	$12.86338	to	$25.44872	$24,541	0.00%	0.55%	to	2.85%	31.13%	to	41.23%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2017	2,081	$9.17300	to	$12.09585	$21,184	0.00%	0.55%	to	2.45%	-0.78%	to	1.15%
December 31, 2016	1,750	$9.24531	to	$12.02965	$17,746	0.00%	0.55%	to	2.45%	-0.85%	to	1.08%
December 31, 2015	1,644	$9.32415	to	$11.97203	$16,588	0.00%	0.55%	to	2.45%	-1.98%	to	-0.07%
December 31, 2014	1,681	$9.51233	to	$12.05162	$17,126	0.00%	0.55%	to	2.85%	-2.94%	to	-0.65%
December 31, 2013	1,729	$9.60905	to	$12.20183	$18,000	0.00%	0.55%	to	2.85%	-4.96%	to	-2.71%

	AST QMA US Equity Alpha Portfolio
December 31, 2017	1,143	$14.32971	to	$34.89959	$28,835	0.00%	0.55%	to	2.45%	19.26%	to	21.58%
December 31, 2016	1,042	$11.82308	to	$29.10267	$22,155	0.00%	0.55%	to	2.45%	12.04%	to	14.21%
December 31, 2015	945	$10.38891	to	$25.83362	$17,758	0.00%	0.55%	to	2.45%	0.55%	to	8.03%
December 31, 2014	1,016	$11.24219	to	$25.55053	$19,184	0.00%	0.55%	to	2.45%	11.83%	to	16.57%
December 31, 2013	652	$12.26676	to	$22.22337	$10,686	0.00%	0.55%	to	2.45%	24.92%	to	31.70%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2017	2,762	$8.87023	to	$15.08687	$30,002	0.00%	0.55%	to	2.70%	7.34%	to	9.70%
December 31, 2016	2,692	$8.11025	to	$13.86822	$26,931	0.00%	0.55%	to	2.70%	21.26%	to	23.93%
December 31, 2015	2,763	$6.56393	to	$11.28433	$22,535	0.00%	0.55%	to	2.70%	-21.43%	to	0.94%
December 31, 2014	2,902	$8.19862	to	$14.17056	$29,775	0.00%	0.55%	to	2.70%	-14.29%	to	-8.86%
December 31, 2013	2,809	$9.02327	to	$15.67993	$32,012	0.00%	0.55%	to	2.70%	12.14%	to	14.75%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2017	73,973	$13.85151	to	$20.66054	$1,206,523	0.00%	0.55%	to	2.85%	12.13%	to	14.77%
December 31, 2016	75,755	$12.17840	to	$18.25044	$1,092,303	0.00%	0.55%	to	2.85%	4.49%	to	6.95%
December 31, 2015	75,978	$11.49045	to	$17.30044	$1,040,968	0.00%	0.55%	to	2.85%	-2.81%	to	-0.51%
December 31, 2014	58,768	$11.65463	to	$17.63046	$826,924	0.00%	0.55%	to	2.85%	2.86%	to	5.30%
December 31, 2013	55,047	$11.16935	to	$16.97618	$752,863	0.00%	0.55%	to	2.85%	12.85%	to	16.19%

	AST MFS Global Equity Portfolio
December 31, 2017	1,835	$13.07346	to	$26.47870	$36,466	0.00%	0.55%	to	2.85%	20.32%	to	23.16%
December 31, 2016	1,738	$10.64809	to	$21.79721	$28,494	0.00%	0.55%	to	2.85%	4.07%	to	6.52%
December 31, 2015	1,697	$10.02712	to	$20.74591	$26,340	0.00%	0.55%	to	2.85%	-4.27%	to	3.91%
December 31, 2014	1,465	$10.30110	to	$21.46497	$23,599	0.00%	0.55%	to	2.70%	0.83%	to	3.06%
December 31, 2013	1,354	$11.84660	to	$21.11684	$21,373	0.00%	0.55%	to	2.55%	20.29%	to	26.93%

	AST J.P. Morgan International Equity Portfolio
December 31, 2017	1,959	$12.47565	to	$19.19734	$27,796	0.00%	0.55%	to	2.70%	26.14%	to	28.92%
December 31, 2016	1,912	$9.79665	to	$15.09703	$21,272	0.00%	0.55%	to	2.70%	-0.81%	to	1.37%
December 31, 2015	1,946	$9.78367	to	$15.09904	$21,587	0.00%	0.55%	to	2.70%	-5.42%	to	-3.33%
December 31, 2014	2,075	$10.24610	to	$15.83614	$24,026	0.00%	0.55%	to	2.70%	-8.89%	to	-6.88%
December 31, 2013	1,941	$11.13965	to	$17.24255	$24,368	0.00%	0.55%	to	2.70%	12.25%	to	14.73%

A97

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Templeton Global Bond Portfolio
December 31, 2017	1,577	$9.00646	to	$12.44759	$16,051	0.00%	0.55%	to	2.85%	-0.86%	to	1.48%
December 31, 2016	1,412	$9.08437	to	$12.33854	$14,302	0.00%	0.55%	to	2.85%	1.39%	to	3.78%
December 31, 2015	1,447	$8.95975	to	$11.95898	$14,209	0.00%	0.55%	to	2.85%	-7.34%	to	3.76%
December 31, 2014	1,535	$9.60847	to	$12.68214	$16,052	0.00%	0.55%	to	2.85%	-2.31%	to	0.00%
December 31, 2013	1,540	$9.69586	to	$12.75701	$16,326	0.00%	0.55%	to	2.85%	-6.50%	to	-3.21%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2017	10,483	$12.50577	to	$20.56314	$142,719	0.00%	0.55%	to	2.85%	10.37%	to	12.97%
December 31, 2016	10,414	$11.33122	to	$18.45448	$126,793	0.00%	0.55%	to	2.85%	3.50%	to	5.94%
December 31, 2015	10,527	$10.94847	to	$17.66125	$122,261	0.00%	0.55%	to	2.85%	-3.46%	to	-1.18%
December 31, 2014	10,289	$11.34142	to	$18.12031	$122,371	0.00%	0.55%	to	2.85%	2.50%	to	4.92%
December 31, 2013	6,836	$11.11097	to	$17.50990	$78,530	0.00%	0.55%	to	2.70%	14.98%	to	19.84%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2017	42,944	$14.84676	to	$22.08013	$726,878	0.00%	0.55%	to	2.85%	14.54%	to	17.24%
December 31, 2016	41,918	$12.77860	to	$19.09374	$614,943	0.00%	0.55%	to	2.85%	3.80%	to	6.25%
December 31, 2015	41,418	$12.13656	to	$18.21974	$581,755	0.00%	0.55%	to	2.85%	-2.33%	to	-0.02%
December 31, 2014	40,109	$12.24977	to	$18.47645	$573,414	0.00%	0.55%	to	2.85%	3.95%	to	6.41%
December 31, 2013	35,937	$11.61737	to	$17.60529	$491,952	0.00%	0.55%	to	2.85%	17.67%	to	22.00%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2017	23,441	$12.03932	to	$17.00789	$317,415	0.00%	0.55%	to	2.85%	9.39%	to	11.97%
December 31, 2016	24,273	$10.85058	to	$15.40048	$297,040	0.00%	0.55%	to	2.85%	3.31%	to	5.75%
December 31, 2015	26,419	$10.35394	to	$14.76472	$309,924	0.00%	0.55%	to	2.85%	-5.98%	to	-3.75%
December 31, 2014	30,392	$10.85572	to	$15.55329	$375,742	0.00%	0.55%	to	2.85%	0.86%	to	3.25%
December 31, 2013	32,209	$10.61030	to	$15.27338	$391,356	0.00%	0.55%	to	2.85%	6.84%	to	9.37%

	AST Balanced Asset Allocation Portfolio
December 31, 2017	48,857	$13.85514	to	$19.82485	$778,162	0.00%	0.55%	to	2.85%	11.64%	to	14.28%
December 31, 2016	50,063	$12.23487	to	$17.58870	$708,457	0.00%	0.55%	to	2.85%	3.28%	to	5.71%
December 31, 2015	51,044	$11.67893	to	$16.86850	$693,958	0.00%	0.55%	to	2.85%	-2.39%	to	-0.08%
December 31, 2014	51,425	$11.79468	to	$17.11604	$711,536	0.00%	0.55%	to	2.85%	3.49%	to	5.94%
December 31, 2013	50,339	$11.23550	to	$16.38146	$670,129	0.00%	0.55%	to	2.85%	13.49%	to	17.00%

	AST Preservation Asset Allocation Portfolio
December 31, 2017	36,076	$12.29028	to	$16.50008	$505,272	0.00%	0.55%	to	2.85%	7.00%	to	9.53%
December 31, 2016	35,110	$11.32357	to	$15.27370	$457,043	0.00%	0.55%	to	2.85%	2.53%	to	4.95%
December 31, 2015	36,445	$10.88817	to	$14.75560	$458,433	0.00%	0.55%	to	2.85%	-2.71%	to	-0.41%
December 31, 2014	37,987	$11.03255	to	$15.02176	$486,778	0.00%	0.55%	to	2.85%	2.76%	to	5.19%
December 31, 2013	38,187	$10.58368	to	$14.47848	$473,775	0.00%	0.55%	to	2.85%	6.10%	to	8.61%

	AST FI Pyramis Quantitative Portfolio
December 31, 2017	27,846	$12.91589	to	$19.08352	$410,656	0.00%	0.55%	to	2.85%	13.16%	to	15.83%
December 31, 2016	28,026	$11.35465	to	$16.70324	$362,213	0.00%	0.55%	to	2.85%	1.29%	to	3.68%
December 31, 2015	27,216	$10.84576	to	$16.33350	$345,930	0.00%	0.55%	to	2.85%	-1.89%	to	0.44%
December 31, 2014	25,768	$11.02409	to	$16.48864	$332,704	0.00%	0.55%	to	2.85%	0.21%	to	2.58%
December 31, 2013	25,294	$10.97054	to	$16.29666	$324,399	0.00%	0.55%	to	2.85%	11.49%	to	14.13%

	AST Prudential Growth Allocation Portfolio
December 31, 2017	74,417	$13.67287	to	$21.33806	$1,248,726	0.00%	0.55%	to	2.85%	12.80%	to	15.46%
December 31, 2016	44,092	$12.05904	to	$18.73700	$649,227	0.00%	0.55%	to	2.85%	6.96%	to	9.49%
December 31, 2015	44,717	$10.77894	to	$17.35014	$610,546	0.00%	0.55%	to	2.85%	-3.45%	to	-1.16%
December 31, 2014	26,712	$11.13285	to	$17.79750	$372,174	0.00%	0.55%	to	2.85%	6.09%	to	8.60%
December 31, 2013	23,646	$10.46525	to	$16.61628	$309,204	0.00%	0.55%	to	2.85%	13.69%	to	16.38%

	AST Advanced Strategies Portfolio
December 31, 2017	41,197	$14.05650	to	$21.50913	$680,482	0.00%	0.55%	to	2.85%	13.60%	to	16.28%
December 31, 2016	42,484	$12.19811	to	$18.75315	$612,274	0.00%	0.55%	to	2.85%	4.06%	to	6.52%
December 31, 2015	43,453	$11.55605	to	$17.84949	$596,745	0.00%	0.55%	to	2.85%	-2.07%	to	0.25%
December 31, 2014	43,576	$11.63271	to	$18.05257	$607,973	0.00%	0.55%	to	2.85%	3.08%	to	5.52%
December 31, 2013	40,149	$11.12429	to	$17.34521	$545,108	0.00%	0.55%	to	2.85%	12.52%	to	15.92%

A98

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2017	3,188	$14.61551	to	$36.59589	$86,682	0.00%	0.55%	to	2.85%	33.97%	to	37.13%
December 31, 2016	3,130	$10.69163	to	$27.05680	$63,382	0.00%	0.55%	to	2.85%	-0.22%	to	2.13%
December 31, 2015	3,269	$10.50087	to	$26.85854	$65,667	0.00%	0.55%	to	2.85%	6.46%	to	9.50%
December 31, 2014	3,053	$11.22522	to	$24.98767	$57,338	0.00%	0.55%	to	2.85%	5.26%	to	13.35%
December 31, 2013	3,040	$13.54255	to	$23.51273	$53,672	0.00%	0.55%	to	2.85%	37.92%	to	43.23%

	AST Government Money Market Portfolio
December 31, 2017	1,958	$8.07626	to	$9.86199	$17,759	0.34%	0.55%	to	2.55%	-2.15%	to	-0.21%
December 31, 2016	2,162	$8.25372	to	$9.90066	$19,816	0.00%	0.55%	to	2.55%	-2.48%	to	-0.56%
December 31, 2015	1,773	$8.45871	to	$9.97360	$16,358	0.00%	0.55%	to	2.85%	-2.85%	to	-0.26%
December 31, 2014	1,793	$8.67962	to	$10.08368	$16,760	0.00%	0.55%	to	2.85%	-2.85%	to	-0.47%
December 31, 2013	1,861	$8.90088	to	$10.20011	$17,661	0.00%	0.55%	to	2.85%	-2.85%	to	-0.55%

	AST Small-Cap Growth Portfolio
December 31, 2017	1,070	$13.14862	to	$33.53710	$25,377	0.00%	0.55%	to	2.85%	20.39%	to	23.24%
December 31, 2016	1,134	$10.70280	to	$27.59069	$22,257	0.00%	0.55%	to	2.85%	8.89%	to	11.46%
December 31, 2015	1,209	$9.63677	to	$25.09686	$21,630	0.00%	0.55%	to	2.85%	-2.09%	to	0.23%
December 31, 2014	1,093	$10.96730	to	$25.38680	$19,789	0.00%	0.55%	to	2.85%	0.86%	to	10.75%
December 31, 2013	1,115	$12.40268	to	$24.92978	$19,844	0.00%	0.55%	to	2.85%	26.69%	to	34.43%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2017	17,408	$10.14957	to	$14.88787	$203,122	0.00%	0.55%	to	2.85%	1.40%	to	3.79%
December 31, 2016	16,578	$9.86820	to	$14.42933	$188,386	0.00%	0.55%	to	2.85%	1.26%	to	3.66%
December 31, 2015	17,618	$9.60692	to	$14.00299	$195,239	0.00%	0.55%	to	2.85%	-4.90%	to	-1.67%
December 31, 2014	20,088	$9.95820	to	$14.46916	$231,464	0.00%	0.55%	to	2.85%	1.26%	to	3.66%
December 31, 2013	21,555	$9.69455	to	$14.04141	$242,502	0.00%	0.55%	to	2.85%	-4.63%	to	-2.38%

	AST International Value Portfolio
December 31, 2017	1,067	$10.83582	to	$17.68303	$14,123	0.00%	0.55%	to	2.70%	19.51%	to	22.14%
December 31, 2016	1,019	$8.97706	to	$14.67838	$11,047	0.00%	0.55%	to	2.70%	-2.13%	to	0.03%
December 31, 2015	978	$9.08106	to	$14.87771	$10,620	0.00%	0.55%	to	2.70%	-9.67%	to	2.47%
December 31, 2014	788	$9.38850	to	$15.04489	$8,945	0.00%	0.55%	to	2.70%	-9.22%	to	-6.37%
December 31, 2013	729	$10.31966	to	$16.44049	$8,992	0.00%	0.85%	to	2.70%	16.24%	to	18.45%

	AST International Growth Portfolio
December 31, 2017	1,388	$12.15728	to	$20.65495	$21,230	0.00%	0.55%	to	2.55%	32.07%	to	34.68%
December 31, 2016	1,400	$9.09349	to	$15.54838	$15,906	0.00%	0.55%	to	2.55%	-6.17%	to	-4.31%
December 31, 2015	1,421	$9.57312	to	$16.47336	$16,885	0.00%	0.55%	to	2.85%	0.21%	to	7.39%
December 31, 2014	1,493	$9.40169	to	$16.28200	$17,534	0.00%	0.55%	to	2.85%	-8.22%	to	-2.22%
December 31, 2013	1,396	$10.08092	to	$17.57026	$17,591	0.00%	0.85%	to	2.85%	15.66%	to	18.04%

	AST Investment Grade Bond Portfolio
December 31, 2017	6,925	$10.39166	to	$16.77652	$94,733	0.00%	0.85%	to	2.25%	1.97%	to	3.43%
December 31, 2016	18,562	$10.15962	to	$16.26761	$239,554	0.00%	0.55%	to	2.25%	1.87%	to	3.63%
December 31, 2015	17,268	$9.94319	to	$15.79047	$219,367	0.00%	0.85%	to	2.25%	-1.10%	to	0.31%
December 31, 2014	4,188	$10.03301	to	$15.78694	$55,403	0.00%	0.85%	to	2.25%	4.33%	to	5.82%
December 31, 2013	3,598	$9.58248	to	$14.96161	$45,743	0.00%	0.55%	to	2.25%	-5.36%	to	-3.72%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2017	5,999	$10.92420	to	$14.09350	$76,488	0.00%	0.55%	to	2.85%	3.29%	to	5.72%
December 31, 2016	5,382	$10.36504	to	$13.38950	$65,782	0.00%	0.55%	to	2.85%	2.16%	to	4.57%
December 31, 2015	5,181	$9.94275	to	$12.86080	$61,122	0.00%	0.55%	to	2.85%	-1.65%	to	0.68%
December 31, 2014	4,880	$10.27737	to	$12.83064	$57,740	0.00%	0.55%	to	2.85%	3.00%	to	6.61%
December 31, 2013	4,456	$9.72854	to	$12.10414	$50,085	0.00%	0.55%	to	2.85%	-4.30%	to	-2.03%

	AST Bond Portfolio 2018
December 31, 2017	1,587	$10.61597	to	$11.45260	$17,666	0.00%	1.90%	to	2.85%	-2.15%	to	-1.20%
December 31, 2016	1,049	$10.84927	to	$11.59135	$11,811	0.00%	1.90%	to	2.85%	-1.28%	to	-0.32%
December 31, 2015	1,389	$10.99000	to	$13.25498	$15,819	0.00%	1.90%	to	2.85%	-2.06%	to	-1.07%
December 31, 2014	1,578	$11.22140	to	$13.39820	$18,217	0.00%	1.90%	to	2.85%	-0.26%	to	0.75%
December 31, 2013	1,883	$11.25098	to	$13.29882	$21,676	0.00%	1.90%	to	2.85%	-5.90%	to	-4.95%
A99

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2019
December 31, 2017	76	$10.98125	to	$11.70583	$869	0.00%	1.90%	to	2.70%	-1.95%	to	-1.15%
December 31, 2016	104	$11.20016	to	$11.84192	$1,210	0.00%	1.90%	to	2.70%	-1.29%	to	-0.48%
December 31, 2015	111	$11.24496	to	$13.16031	$1,305	0.00%	1.90%	to	2.85%	-1.81%	to	-0.85%
December 31, 2014	95	$11.45215	to	$13.30075	$1,131	0.00%	1.90%	to	2.85%	1.29%	to	2.28%
December 31, 2013	159	$11.30601	to	$13.03100	$1,846	0.00%	1.90%	to	2.85%	-7.54%	to	-6.64%

	AST Global Real Estate Portfolio
December 31, 2017	563	$11.05096	to	$22.99078	$8,894	0.00%	0.55%	to	2.85%	7.73%	to	10.28%
December 31, 2016	557	$10.05235	to	$21.13691	$8,056	0.00%	0.55%	to	2.85%	-1.97%	to	0.34%
December 31, 2015	571	$10.05428	to	$21.35711	$8,312	0.00%	0.55%	to	2.85%	-2.94%	to	5.49%
December 31, 2014	606	$10.85387	to	$21.79318	$9,050	0.00%	0.55%	to	2.85%	7.71%	to	13.30%
December 31, 2013	614	$10.08073	to	$19.50272	$8,308	0.00%	0.85%	to	2.85%	1.37%	to	3.46%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2017	2,536	$9.64409	to	$16.48263	$28,053	0.00%	0.55%	to	2.85%	22.79%	to	25.68%
December 31, 2016	2,293	$7.69657	to	$13.29600	$20,397	0.00%	0.55%	to	2.85%	9.17%	to	11.74%
December 31, 2015	2,518	$6.90859	to	$12.06351	$20,210	0.00%	0.55%	to	2.85%	-19.10%	to	0.59%
December 31, 2014	2,742	$8.36743	to	$14.76931	$26,823	0.00%	0.55%	to	2.85%	-7.40%	to	-5.21%
December 31, 2013	2,763	$8.85375	to	$15.79714	$28,800	0.00%	0.55%	to	2.85%	-2.63%	to	-0.33%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2017	1,537	$13.48301	to	$31.89211	$35,213	0.00%	0.55%	to	2.70%	9.17%	to	11.57%
December 31, 2016	1,476	$12.12221	to	$28.98016	$30,919	0.00%	0.55%	to	2.70%	20.96%	to	23.63%
December 31, 2015	1,530	$9.84065	to	$23.76601	$26,257	0.00%	0.55%	to	2.85%	-8.19%	to	2.45%
December 31, 2014	1,619	$10.75944	to	$25.63821	$30,102	0.00%	0.55%	to	2.70%	4.30%	to	7.79%
December 31, 2013	1,579	$12.69230	to	$24.38308	$28,052	0.00%	0.55%	to	2.70%	29.72%	to	38.05%

	AST Schroders Global Tactical Portfolio (Expired April 28, 2017)
December 31, 2017	—	$10.76088	to	$19.19136	$—	0.00%	0.55%	to	2.85%	3.61%	to	4.40%
December 31, 2016	32,047	$10.34722	to	$18.46553	$452,395	0.00%	0.55%	to	2.85%	3.78%	to	6.23%
December 31, 2015	33,211	$9.85594	to	$17.62315	$448,405	0.00%	0.55%	to	2.85%	-3.77%	to	-1.49%
December 31, 2014	20,067	$11.73808	to	$18.13826	$281,553	0.00%	0.55%	to	2.85%	2.84%	to	5.28%
December 31, 2013	18,974	$11.25123	to	$17.46806	$258,398	0.00%	0.55%	to	2.85%	13.73%	to	17.41%

	AST RCM World Trends Portfolio
December 31, 2017	30,616	$12.69990	to	$17.84338	$439,420	0.00%	0.55%	to	2.85%	12.93%	to	15.59%
December 31, 2016	31,176	$11.18774	to	$15.65000	$391,848	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	31,704	$10.92944	to	$15.22173	$387,734	0.00%	0.55%	to	2.85%	-3.01%	to	-0.72%
December 31, 2014	27,104	$11.21041	to	$15.54433	$341,955	0.00%	0.55%	to	2.85%	2.14%	to	4.56%
December 31, 2013	25,218	$10.83902	to	$15.07275	$310,506	0.00%	0.55%	to	2.85%	9.24%	to	11.82%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2017	14,487	$13.66410	to	$20.34045	$224,714	0.00%	0.55%	to	2.85%	13.63%	to	16.31%
December 31, 2016	13,671	$11.85459	to	$17.72985	$185,732	0.00%	0.55%	to	2.85%	2.23%	to	4.64%
December 31, 2015	12,956	$11.43224	to	$17.17857	$172,310	0.00%	0.55%	to	2.85%	-3.87%	to	-1.59%
December 31, 2014	12,870	$11.72319	to	$17.69896	$177,267	0.00%	0.55%	to	2.85%	3.33%	to	5.78%
December 31, 2013	12,110	$11.18390	to	$16.96442	$161,361	0.00%	0.55%	to	2.85%	12.87%	to	15.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2017	17,514	$12.09999	to	$16.64571	$231,540	0.00%	0.55%	to	2.85%	9.09%	to	11.67%
December 31, 2016	14,821	$10.93448	to	$15.11310	$179,412	0.00%	0.55%	to	2.85%	2.26%	to	4.68%
December 31, 2015	14,934	$10.54112	to	$14.63787	$175,525	0.00%	0.55%	to	2.85%	-3.73%	to	-1.45%
December 31, 2014	15,715	$10.79436	to	$15.06034	$190,576	0.00%	0.55%	to	2.85%	1.08%	to	3.47%
December 31, 2013	14,493	$10.52772	to	$14.75766	$174,100	0.00%	0.55%	to	2.85%	6.36%	to	9.22%

	ProFund VP Consumer Services
December 31, 2017	10	$25.61463	to	$28.51417	$265	0.00%	0.55%	to	1.50%	16.62%	to	17.72%
December 31, 2016	8	$21.96359	to	$21.96359	$173	0.00%	1.50%	to	1.50%	2.65%	to	2.65%
December 31, 2015	11	$21.39661	to	$21.39661	$236	0.00%	1.50%	to	1.50%	3.14%	to	3.14%
December 31, 2014	13	$20.74470	to	$20.74470	$279	0.00%	0.55%	to	1.50%	10.80%	to	11.84%
December 31, 2013	21	$18.72284	to	$20.07642	$388	0.26%	0.55%	to	1.50%	37.80%	to	39.10%

A100

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Goods
December 31, 2017	8	$19.21989	to	$19.96417	$156	0.82%	1.50%	to	1.90%	12.92%	to	13.36%
December 31, 2016	14	$17.02147	to	$17.61149	$243	1.10%	1.50%	to	1.90%	1.62%	to	2.02%
December 31, 2015	7	$17.26330	to	$17.26330	$113	1.06%	1.50%	to	1.50%	2.62%	to	2.62%
December 31, 2014	8	$16.82194	to	$16.82194	$134	0.70%	0.55%	to	1.50%	8.60%	to	9.62%
December 31, 2013	14	$15.49003	to	$15.49003	$221	0.86%	1.50%	to	1.50%	26.55%	to	26.55%

	ProFund VP Financials
December 31, 2017	24	$12.20137	to	$21.30820	$328	0.34%	0.55%	to	1.90%	15.99%	to	17.54%
December 31, 2016	27	$10.51915	to	$18.12837	$308	0.36%	0.55%	to	1.90%	13.17%	to	14.69%
December 31, 2015	32	$9.29459	to	$15.80683	$325	0.34%	0.55%	to	1.90%	-3.33%	to	-2.04%
December 31, 2014	33	$9.87092	to	$9.87092	$323	0.21%	0.55%	to	2.10%	10.59%	to	12.30%
December 31, 2013	46	$8.58077	to	$8.87284	$409	0.43%	1.50%	to	2.10%	29.36%	to	30.13%

	ProFund VP Health Care
December 31, 2017	9	$23.52892	to	$26.05019	$224	0.00%	0.55%	to	1.90%	18.67%	to	20.25%
December 31, 2016	10	$19.82736	to	$21.66260	$197	0.00%	0.55%	to	1.90%	-5.84%	to	-4.58%
December 31, 2015	16	$21.70136	to	$22.70228	$358	0.00%	0.55%	to	1.50%	3.47%	to	4.45%
December 31, 2014	17	$20.97331	to	$20.97331	$347	0.08%	0.55%	to	2.10%	21.16%	to	23.02%
December 31, 2013	23	$16.64400	to	$17.20941	$399	0.35%	1.50%	to	2.10%	36.88%	to	37.69%

	ProFund VP Industrials
December 31, 2017	31	$18.19785	to	$18.90350	$587	0.20%	1.50%	to	1.90%	20.12%	to	20.59%
December 31, 2016	32	$15.14941	to	$15.67529	$493	0.17%	1.50%	to	1.90%	15.36%	to	15.81%
December 31, 2015	17	$13.13225	to	$13.53497	$231	0.10%	1.50%	to	1.90%	-5.22%	to	-4.85%
December 31, 2014	20	$13.85579	to	$14.22444	$283	0.27%	1.50%	to	1.90%	3.61%	to	4.02%
December 31, 2013	19	$13.67512	to	$13.67512	$255	0.55%	1.50%	to	1.50%	36.15%	to	36.15%

	ProFund VP Mid-Cap Growth
December 31, 2017	15	$19.25079	to	$19.99757	$309	0.00%	1.50%	to	1.90%	16.11%	to	16.56%
December 31, 2016	18	$16.58032	to	$17.15610	$304	0.00%	1.50%	to	1.90%	10.78%	to	11.21%
December 31, 2015	6	$15.42651	to	$15.42651	$91	0.00%	1.50%	to	1.50%	-1.20%	to	-1.20%
December 31, 2014	3	$15.61362	to	$15.61362	$42	0.00%	0.55%	to	2.10%	3.71%	to	5.31%
December 31, 2013	6	$14.47394	to	$14.96601	$90	0.00%	1.50%	to	2.10%	27.84%	to	28.60%

	ProFund VP Mid-Cap Value
December 31, 2017	12	$17.68076	to	$18.36619	$229	0.31%	1.50%	to	1.90%	8.55%	to	8.98%
December 31, 2016	15	$16.28797	to	$16.85314	$245	0.11%	1.50%	to	1.90%	22.03%	to	22.51%
December 31, 2015	1	$13.75676	to	$13.75676	$17	0.15%	1.50%	to	1.50%	-9.58%	to	-9.58%
December 31, 2014	2	$15.21446	to	$15.21446	$30	0.12%	1.50%	to	1.50%	8.56%	to	8.56%
December 31, 2013	4	$14.01527	to	$14.01527	$54	0.34%	1.50%	to	1.50%	30.21%	to	30.21%

	ProFund VP Real Estate
December 31, 2017	10	$13.56333	to	$13.56333	$130	0.98%	1.50%	to	1.50%	6.46%	to	6.46%
December 31, 2016	9	$12.74071	to	$12.74071	$116	1.77%	1.50%	to	1.50%	4.17%	to	4.17%
December 31, 2015	10	$11.86730	to	$17.45217	$122	0.65%	0.55%	to	1.90%	-1.55%	to	-0.23%
December 31, 2014	13	$12.05366	to	$12.37455	$155	1.51%	0.55%	to	1.90%	22.69%	to	24.33%
December 31, 2013	14	$9.82468	to	$10.04669	$144	1.36%	1.50%	to	1.90%	-1.77%	to	-1.39%

	ProFund VP Small-Cap Growth
December 31, 2017	9	$20.45254	to	$21.24559	$197	0.00%	1.50%	to	1.90%	10.87%	to	11.30%
December 31, 2016	11	$18.44774	to	$19.08796	$209	0.00%	1.50%	to	1.90%	18.00%	to	18.46%
December 31, 2015	6	$16.11320	to	$16.11320	$98	0.00%	1.50%	to	1.50%	-0.32%	to	-0.32%
December 31, 2014	3	$16.16532	to	$16.16532	$55	0.00%	1.50%	to	1.50%	0.66%	to	0.66%
December 31, 2013	5	$16.05873	to	$18.52593	$87	0.00%	0.55%	to	1.50%	38.35%	to	39.65%

	ProFund VP Small-Cap Value
December 31, 2017	2	$18.70854	to	$19.43352	$47	0.01%	1.50%	to	1.90%	7.67%	to	8.09%
December 31, 2016	4	$17.37561	to	$20.64982	$69	0.00%	0.55%	to	1.90%	26.38%	to	28.07%
December 31, 2015	5	$14.16986	to	$16.12404	$75	0.00%	0.55%	to	1.50%	-9.63%	to	-8.78%
December 31, 2014	1	$15.68046	to	$15.68046	$15	0.00%	0.55%	to	1.50%	4.25%	to	5.23%
December 31, 2013	1	$15.04112	to	$16.79752	$15	0.22%	0.55%	to	1.50%	35.64%	to	36.92%

A101

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Telecommunications
December 31, 2017	4	$12.77799	to	$12.77799	$48	4.52%	1.50%	to	1.50%	-3.57%	to	-3.57%
December 31, 2016	5	$13.25050	to	$13.25050	$61	1.62%	1.50%	to	1.50%	19.86%	to	19.86%
December 31, 2015	7	$11.05472	to	$11.05472	$79	1.77%	1.50%	to	1.50%	0.02%	to	0.02%
December 31, 2014	9	$11.05227	to	$11.05227	$102	4.37%	0.55%	to	1.50%	-0.92%	to	0.01%
December 31, 2013	16	$11.15492	to	$11.15492	$174	2.94%	1.50%	to	1.50%	10.41%	to	10.41%

	ProFund VP Utilities
December 31, 2017	5	$14.27383	to	$14.82717	$76	2.25%	1.50%	to	1.90%	8.58%	to	9.01%
December 31, 2016	6	$13.14563	to	$13.60181	$83	1.65%	1.50%	to	1.90%	12.94%	to	13.38%
December 31, 2015	7	$11.99668	to	$16.60493	$79	2.27%	0.55%	to	1.50%	-7.79%	to	-6.92%
December 31, 2014	9	$13.00966	to	$13.00966	$115	1.72%	0.55%	to	1.90%	23.54%	to	25.19%
December 31, 2013	18	$10.25797	to	$10.48966	$184	2.59%	1.50%	to	1.90%	11.20%	to	11.64%

	ProFund VP Large-Cap Growth
December 31, 2017	10	$19.46780	to	$20.22193	$206	0.00%	1.50%	to	1.90%	22.96%	to	23.45%
December 31, 2016	9	$15.83231	to	$16.38129	$148	0.05%	1.50%	to	1.90%	3.06%	to	3.47%
December 31, 2015	17	$15.83242	to	$15.83242	$274	0.00%	1.50%	to	1.50%	2.22%	to	2.22%
December 31, 2014	7	$15.48812	to	$15.48812	$103	0.12%	1.50%	to	2.10%	10.61%	to	11.26%
December 31, 2013	3	$13.46336	to	$16.49009	$48	0.39%	0.55%	to	2.10%	27.98%	to	29.95%

	ProFund VP Large-Cap Value
December 31, 2017	11	$14.54273	to	$15.10625	$163	1.07%	1.50%	to	1.90%	11.32%	to	11.76%
December 31, 2016	10	$13.06339	to	$13.51639	$133	1.16%	1.50%	to	1.90%	13.28%	to	13.73%
December 31, 2015	12	$11.88471	to	$11.88471	$144	0.55%	1.50%	to	1.50%	-6.14%	to	-6.14%
December 31, 2014	3	$12.66256	to	$12.66256	$40	0.65%	1.50%	to	1.50%	8.84%	to	8.84%
December 31, 2013	6	$11.63395	to	$11.63395	$73	0.88%	1.50%	to	1.50%	27.97%	to	27.97%

	AST Bond Portfolio 2020
December 31, 2017	106	$11.05074	to	$12.19778	$1,255	0.00%	1.90%	to	2.85%	-1.98%	to	-0.99%
December 31, 2016	321	$11.16138	to	$12.32424	$3,882	0.00%	1.90%	to	2.85%	-0.94%	to	0.06%
December 31, 2015	365	$10.96546	to	$12.32133	$4,432	0.00%	1.90%	to	2.85%	-1.37%	to	-0.37%
December 31, 2014	282	$11.03272	to	$12.37107	$3,446	0.00%	1.90%	to	2.85%	3.13%	to	4.14%
December 31, 2013	380	$10.61606	to	$11.87901	$4,467	0.00%	1.30%	to	2.85%	-9.18%	to	-7.72%

	AST Boston Partners Large-Cap Value Portfolio (Expired April 28, 2017)
December 31, 2017	—	$11.10887	to	$18.99761	$—	0.00%	0.55%	to	2.45%	3.32%	to	3.97%
December 31, 2016	662	$10.68884	to	$18.29792	$10,549	0.00%	0.55%	to	2.45%	10.97%	to	13.12%
December 31, 2015	619	$9.46149	to	$16.24741	$8,869	0.00%	0.55%	to	2.45%	-7.10%	to	4.05%
December 31, 2014	717	$13.25293	to	$17.10034	$10,969	0.00%	0.55%	to	2.45%	7.56%	to	9.66%
December 31, 2013	694	$12.19594	to	$15.68669	$9,817	0.00%	0.55%	to	2.45%	24.20%	to	30.71%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2017	1,073	$14.04651	to	$27.17167	$25,541	0.00%	0.55%	to	2.70%	32.17%	to	35.08%
December 31, 2016	1,031	$10.43078	to	$20.20390	$18,697	0.00%	0.55%	to	2.70%	-4.12%	to	-2.01%
December 31, 2015	1,078	$10.67760	to	$20.70893	$20,138	0.00%	0.55%	to	2.70%	7.65%	to	11.41%
December 31, 2014	972	$11.27625	to	$18.90555	$16,897	0.00%	0.55%	to	2.70%	6.55%	to	13.75%
December 31, 2013	879	$13.00723	to	$17.33075	$14,245	0.00%	0.55%	to	2.70%	32.55%	to	35.74%

	AST Bond Portfolio 2017
December 31, 2017	29	$10.19397	to	$10.99786	$313	0.00%	1.90%	to	2.85%	-2.13%	to	-1.17%
December 31, 2016	1,139	$10.41536	to	$11.12803	$12,456	0.00%	1.90%	to	2.85%	-1.72%	to	-0.76%
December 31, 2015	1,166	$10.59734	to	$11.21325	$12,879	0.00%	1.90%	to	2.85%	-2.69%	to	-1.74%
December 31, 2014	991	$10.89015	to	$11.41153	$11,150	0.00%	1.90%	to	2.85%	-1.46%	to	-0.50%
December 31, 2013	1,177	$11.05171	to	$11.46858	$13,346	0.00%	1.90%	to	2.85%	-4.85%	to	-3.92%

	AST Bond Portfolio 2021
December 31, 2017	628	$11.84697	to	$13.24420	$7,715	0.00%	1.75%	to	2.85%	-1.31%	to	-0.16%
December 31, 2016	892	$12.00379	to	$13.26576	$11,124	0.00%	1.75%	to	2.85%	-0.87%	to	0.28%
December 31, 2015	1,175	$12.10885	to	$13.22852	$14,680	0.00%	1.75%	to	2.85%	-1.12%	to	0.03%
December 31, 2014	1,066	$12.24566	to	$13.22419	$13,414	0.00%	1.75%	to	2.85%	4.61%	to	5.83%
December 31, 2013	732	$11.70587	to	$12.61919	$8,756	0.00%	1.50%	to	2.85%	-9.65%	to	-8.38%

A102

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2017	2	$18.89622	to	$18.89622	$46	3.04%	1.75%	to	1.75%	22.72%	to	22.72%
December 31, 2016	3	$15.39826	to	$15.39826	$40	3.17%	1.75%	to	1.75%	1.48%	to	1.48%
December 31, 2015	3	$15.17320	to	$15.63069	$39	4.26%	1.50%	to	1.75%	0.54%	to	0.78%
December 31, 2014	3	$15.09234	to	$15.50925	$42	3.01%	1.50%	to	1.75%	-6.93%	to	-6.70%
December 31, 2013	3	$16.21604	to	$16.62307	$52	0.95%	1.50%	to	1.75%	17.88%	to	18.17%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2017	106	$3.99639	to	$4.14695	$423	0.24%	1.50%	to	1.75%	32.64%	to	32.96%
December 31, 2016	107	$3.01298	to	$3.11887	$322	0.00%	1.50%	to	1.75%	-0.96%	to	-0.72%
December 31, 2015	106	$3.04226	to	$3.14141	$324	0.00%	1.50%	to	1.75%	-0.13%	to	0.12%
December 31, 2014	106	$3.04612	to	$3.13770	$324	0.00%	1.50%	to	1.75%	2.30%	to	2.55%
December 31, 2013	107	$2.97767	to	$3.05971	$318	0.32%	1.50%	to	1.75%	37.81%	to	38.15%

	AST Bond Portfolio 2022
December 31, 2017	617	$11.13282	to	$11.91655	$7,200	0.00%	1.90%	to	2.85%	-1.32%	to	-0.36%
December 31, 2016	721	$11.28145	to	$11.95917	$8,478	0.00%	1.90%	to	2.85%	-1.07%	to	-0.10%
December 31, 2015	924	$11.40334	to	$12.35246	$10,940	0.00%	1.30%	to	2.85%	-0.81%	to	0.79%
December 31, 2014	815	$11.49686	to	$12.25614	$9,669	0.00%	1.30%	to	2.85%	7.22%	to	8.95%
December 31, 2013	1,150	$10.72225	to	$11.24906	$12,611	0.00%	1.30%	to	2.85%	-12.32%	to	-10.90%

	AST Quantitative Modeling Portfolio
December 31, 2017	2,824	$12.49130	to	$16.10404	$42,014	0.00%	0.55%	to	2.40%	15.43%	to	17.54%
December 31, 2016	1,960	$10.66032	to	$13.70085	$24,699	0.00%	0.55%	to	2.40%	3.84%	to	5.74%
December 31, 2015	1,494	$10.11339	to	$12.95739	$17,788	0.00%	0.55%	to	2.40%	-2.20%	to	4.38%
December 31, 2014	471	$10.54716	to	$13.00950	$5,511	0.00%	0.55%	to	2.15%	4.26%	to	5.92%
December 31, 2013	36	$11.59795	to	$12.03673	$425	0.00%	1.30%	to	2.15%	17.54%	to	20.81%

	AST BlackRock Global Strategies Portfolio
December 31, 2017	12,231	$11.91349	to	$13.58310	$153,792	0.00%	0.55%	to	2.55%	9.82%	to	11.99%
December 31, 2016	11,986	$10.84833	to	$12.12852	$136,040	0.00%	0.55%	to	2.55%	4.31%	to	6.37%
December 31, 2015	12,009	$10.40043	to	$11.40201	$129,616	0.00%	0.55%	to	2.55%	-5.41%	to	-3.53%
December 31, 2014	11,411	$10.99564	to	$11.81961	$129,184	0.00%	0.55%	to	2.55%	2.29%	to	4.32%
December 31, 2013	10,680	$10.68726	to	$11.33041	$117,339	0.00%	0.55%	to	2.70%	7.86%	to	10.24%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2017	8	$21.37517	to	$21.71125	$171	0.87%	1.50%	to	1.75%	18.65%	to	18.95%
December 31, 2016	9	$18.01456	to	$18.25306	$168	2.27%	1.50%	to	1.75%	10.59%	to	10.86%
December 31, 2015	10	$16.28944	to	$16.46467	$163	0.40%	1.50%	to	1.75%	-4.52%	to	-4.28%
December 31, 2014	10	$17.06026	to	$17.20149	$179	0.30%	1.50%	to	1.75%	8.80%	to	9.07%
December 31, 2013	11	$15.68076	to	$15.77168	$175	0.40%	1.50%	to	1.75%	28.74%	to	29.06%

	AST Prudential Core Bond Portfolio
December 31, 2017	2,337	$10.39624	to	$11.89704	$26,414	0.00%	0.55%	to	2.70%	2.82%	to	5.09%
December 31, 2016	1,830	$10.11065	to	$11.32083	$19,811	0.00%	0.55%	to	2.70%	1.40%	to	3.64%
December 31, 2015	1,336	$9.83668	to	$10.92367	$14,106	0.00%	0.55%	to	2.70%	-2.96%	to	-0.82%
December 31, 2014	1,020	$10.12124	to	$11.01361	$10,901	0.00%	0.55%	to	2.70%	2.75%	to	5.48%
December 31, 2013	751	$9.68326	to	$10.37327	$7,694	0.00%	0.85%	to	2.50%	-4.70%	to	-3.14%

	AST Bond Portfolio 2023
December 31, 2017	131	$9.80209	to	$10.55034	$1,333	0.00%	1.30%	to	2.55%	-0.83%	to	0.39%
December 31, 2016	181	$9.88379	to	$10.50898	$1,835	0.00%	1.30%	to	2.55%	-0.62%	to	0.61%
December 31, 2015	97	$9.79799	to	$10.44565	$982	0.00%	1.30%	to	2.85%	-0.22%	to	1.39%
December 31, 2014	1,493	$9.81954	to	$10.30246	$14,973	0.00%	1.30%	to	2.85%	9.41%	to	11.17%
December 31, 2013	3,733	$8.97494	to	$9.26704	$34,013	0.00%	1.30%	to	2.85%	-12.76%	to	-11.35%

	AST New Discovery Asset Allocation Portfolio
December 31, 2017	4,641	$13.29691	to	$15.18385	$64,866	0.00%	0.55%	to	2.85%	13.18%	to	15.85%
December 31, 2016	4,533	$11.72125	to	$13.10620	$55,405	0.00%	0.55%	to	2.85%	1.36%	to	3.75%
December 31, 2015	4,408	$11.40064	to	$12.63270	$52,607	0.00%	0.55%	to	2.85%	-4.06%	to	-1.78%
December 31, 2014	4,050	$11.71380	to	$12.86226	$49,993	0.00%	0.55%	to	2.85%	2.14%	to	4.56%
December 31, 2013	3,288	$11.30516	to	$12.30125	$39,476	0.00%	0.55%	to	2.85%	14.35%	to	18.26%
A103

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2017	68	$10.06002	to	$11.85714	$749	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	43	$9.38642	to	$10.92774	$435	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	36	$8.65469	to	$9.95247	$326	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	25	$9.10774	to	$9.70400	$234	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%
December 31, 2013	12	$9.16475	to	$9.42915	$111	0.00%	1.30%	to	1.95%	-9.33%	to	-8.03%

	AST MFS Large-Cap Value Portfolio
December 31, 2017	972	$13.32560	to	$19.51393	$17,578	0.00%	0.55%	to	2.85%	14.01%	to	16.70%
December 31, 2016	926	$11.45474	to	$16.72215	$14,586	0.00%	0.55%	to	2.85%	10.22%	to	12.82%
December 31, 2015	571	$10.18463	to	$14.82181	$8,033	0.00%	0.55%	to	2.85%	-3.55%	to	6.06%
December 31, 2014	126	$10.95451	to	$15.01238	$1,827	0.00%	0.55%	to	2.30%	7.68%	to	9.61%
December 31, 2013	101	$12.28936	to	$13.63955	$1,362	0.00%	0.85%	to	2.30%	25.05%	to	33.36%

	AST Bond Portfolio 2024 (Available January 2, 2013)
December 31, 2017	432	$9.61216	to	$10.20035	$4,241	0.00%	1.30%	to	2.45%	-0.80%	to	0.38%
December 31, 2016	39	$9.68987	to	$10.16163	$387	0.00%	1.30%	to	2.45%	-0.58%	to	0.60%
December 31, 2015	71	$9.62765	to	$10.10096	$704	0.00%	1.30%	to	2.85%	-0.09%	to	1.52%
December 31, 2014	966	$9.63637	to	$9.94961	$9,468	0.00%	1.30%	to	2.85%	11.33%	to	13.12%
December 31, 2013	1,035	$8.65594	to	$8.79557	$9,045	0.00%	1.30%	to	2.85%	-13.44%	to	-12.04%

	AST AQR Emerging Markets Equity Portfolio (Available February 25, 2013)
December 31, 2017	193	$11.68128	to	$14.89447	$2,447	0.00%	0.55%	to	1.90%	32.39%	to	34.21%
December 31, 2016	66	$8.82309	to	$11.11804	$635	0.00%	0.55%	to	1.90%	11.22%	to	12.74%
December 31, 2015	31	$7.93315	to	$8.26760	$251	0.00%	0.55%	to	1.90%	-17.13%	to	-15.99%
December 31, 2014	15	$9.57322	to	$9.85401	$150	0.00%	0.55%	to	1.90%	-4.97%	to	-2.14%
December 31, 2013	5	$10.07351	to	$10.14041	$53	0.00%	1.15%	to	1.90%	0.75%	to	1.41%

	AST ClearBridge Dividend Growth Portfolio (Available February 25, 2013)
December 31, 2017	931	$13.85320	to	$17.16491	$15,029	0.00%	0.55%	to	2.85%	15.04%	to	17.75%
December 31, 2016	1,026	$11.80128	to	$14.57703	$14,260	0.00%	0.55%	to	2.85%	11.63%	to	14.26%
December 31, 2015	440	$10.36052	to	$12.75751	$5,391	0.00%	0.55%	to	2.70%	-6.18%	to	7.54%
December 31, 2014	411	$11.05572	to	$13.30316	$5,342	0.00%	0.55%	to	2.70%	9.84%	to	12.98%
December 31, 2013	163	$11.55659	to	$11.74413	$1,895	0.00%	0.85%	to	2.70%	15.59%	to	17.45%

	AST QMA Emerging Markets Equity Portfolio (Available February 25, 2013 and Expired April 28, 2017)
December 31, 2017	—	$9.06861	to	$11.88002	$—	0.00%	0.55%	to	1.70%	12.52%	to	12.95%
December 31, 2016	42	$7.98066	to	$10.52430	$362	0.00%	0.55%	to	1.95%	6.87%	to	8.39%
December 31, 2015	44	$7.52225	to	$9.72726	$346	0.00%	0.55%	to	1.70%	-18.26%	to	1.94%
December 31, 2014	16	$9.23266	to	$9.85996	$147	0.00%	0.55%	to	1.55%	-3.95%	to	-2.01%
December 31, 2013	1	$9.61277	to	$9.61912	$13	0.00%	1.45%	to	1.55%	-3.86%	to	-3.80%

	AST Multi-Sector Fixed Income Portfolio (Available February 25, 2013)
December 31, 2017	113,950	$11.24396	to	$11.69575	$1,281,280	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	96,517	$10.54150	to	$10.87675	$1,017,452	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	60,419	$9.86464	to	$10.09622	$596,025	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	34,124	$10.37423	to	$10.53178	$354,014	0.00%	1.10%	to	1.90%	9.06%	to	9.95%
December 31, 2013	10,228	$9.51265	to	$9.57903	$97,295	0.00%	1.10%	to	1.90%	-4.86%	to	-4.20%

	AST BlackRock iShares ETF Portfolio (Available April 29, 2013 and Expired April 28, 2017)
December 31, 2017	—	$11.05877	to	$11.94691	$—	0.00%	0.55%	to	2.45%	3.29%	to	3.94%
December 31, 2016	2,608	$10.70703	to	$11.49438	$28,899	0.00%	0.55%	to	2.45%	3.75%	to	5.76%
December 31, 2015	2,097	$10.32010	to	$10.86804	$22,171	0.00%	0.55%	to	2.45%	-2.18%	to	-0.28%
December 31, 2014	1,565	$10.55060	to	$10.89838	$16,755	0.00%	0.55%	to	2.45%	1.04%	to	3.01%
December 31, 2013	731	$10.44187	to	$10.55835	$7,677	0.00%	0.85%	to	2.45%	4.44%	to	5.59%

	AST Defensive Asset Allocation Portfolio (Available April 29, 2013 and Expired April 28, 2017)
December 31, 2017	—	$9.99848	to	$10.67161	$—	0.00%	0.85%	to	2.45%	1.80%	to	2.34%
December 31, 2016	3,189	$9.82133	to	$10.42714	$32,429	0.00%	0.85%	to	2.45%	2.01%	to	3.68%
December 31, 2015	2,429	$9.62758	to	$10.05692	$23,950	0.00%	0.85%	to	2.45%	-2.55%	to	-0.95%
December 31, 2014	1,980	$9.87909	to	$10.15307	$19,831	0.00%	0.85%	to	2.45%	2.53%	to	4.21%
December 31, 2013	779	$9.63552	to	$9.74308	$7,550	0.00%	0.85%	to	2.45%	-3.63%	to	-2.56%

A104

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AQR Large-Cap Portfolio (Available April 29, 2013)
December 31, 2017	86	$13.70322	to	$17.85383	$1,466	0.00%	0.55%	to	1.95%	19.76%	to	21.46%
December 31, 2016	64	$11.31680	to	$14.69891	$907	0.00%	0.55%	to	1.90%	8.60%	to	10.09%
December 31, 2015	27	$10.31617	to	$13.35121	$355	0.00%	0.55%	to	1.90%	-0.21%	to	7.26%
December 31, 2014	35	$11.15982	to	$13.19717	$456	0.00%	0.55%	to	1.85%	11.08%	to	12.55%
December 31, 2013	74	$11.65345	to	$11.70178	$857	0.00%	0.85%	to	1.45%	16.55%	to	17.03%

	AST QMA Large-Cap Portfolio (Available April 29, 2013)
December 31, 2017	63	$13.84976	to	$18.12665	$1,090	0.00%	0.55%	to	1.95%	19.05%	to	20.74%
December 31, 2016	48	$11.49108	to	$15.01238	$698	0.00%	0.55%	to	1.95%	8.70%	to	10.25%
December 31, 2015	24	$10.44196	to	$13.61715	$311	0.00%	0.55%	to	1.90%	-0.39%	to	8.62%
December 31, 2014	13	$11.16782	to	$13.48446	$170	0.00%	0.55%	to	1.50%	11.23%	to	14.61%
December 31, 2013	0(1)	$11.69306	to	$11.69306	$3	0.00%	1.45%	to	1.45%	16.94%	to	16.94%

	AST Bond Portfolio 2025 (Available January 2, 2014)
December 31, 2017	28	$10.91408	to	$11.16296	$303	0.00%	2.30%	to	2.85%	-1.07%	to	-0.51%
December 31, 2016	44	$11.03158	to	$11.57319	$484	0.00%	1.30%	to	2.85%	-0.44%	to	1.16%
December 31, 2015	2,806	$11.08056	to	$11.44066	$31,560	0.00%	1.30%	to	2.85%	-0.91%	to	0.69%
December 31, 2014	288	$11.19944	to	$11.36236	$3,246	0.00%	1.30%	to	2.70%	11.99%	to	13.62%

	AST T. Rowe Price Growth Opportunities Portfolio (Available February 10, 2014)
December 31, 2017	8,173	$12.73643	to	$13.45801	$105,998	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	5,808	$10.78774	to	$11.23906	$63,454	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	3,680	$10.43320	to	$10.71721	$38,695	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	1,715	$10.48352	to	$10.61730	$18,044	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

	AST Goldman Sachs Global Growth Allocation Portfolio (Available April 28, 2014)
December 31, 2017	345	$12.19042	to	$12.31752	$4,243	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	310	$10.53192	to	$10.62083	$3,290	0.00%	0.55%	to	0.86%	4.79%	to	5.11%
December 31, 2015	276	$10.04789	to	$10.12253	$2,782	0.00%	0.55%	to	0.83%	-1.79%	to	4.89%
December 31, 2014	82	$10.23141	to	$10.25115	$837	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (Available April 28, 2014)
December 31, 2017	528	$12.60115	to	$13.13705	$6,781	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	503	$10.71027	to	$11.16471	$5,491	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	430	$10.06579	to	$10.28399	$4,400	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	159	$10.34076	to	$10.36085	$1,649	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (Available April 28, 2014)
December 31, 2017	922	$12.30380	to	$13.04299	$11,889	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	761	$10.61061	to	$11.21314	$8,453	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	540	$9.95940	to	$10.49212	$5,627	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	104	$10.52974	to	$10.55012	$1,101	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (Available April 28, 2014)
December 31, 2017	633	$10.54172	to	$11.31622	$6,791	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	576	$10.03318	to	$10.47246	$5,863	0.00%	0.55%	to	0.86%	5.96%	to	6.29%
December 31, 2015	494	$9.46604	to	$9.87073	$4,724	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	100	$9.95303	to	$9.97233	$995	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (Available April 28, 2014)
December 31, 2017	299	$10.05440	to	$10.79189	$3,041	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	284	$9.41612	to	$10.11179	$2,702	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	183	$9.26287	to	$9.95233	$1,707	0.00%	0.55%	to	0.73%	-4.35%	to	0.93%
December 31, 2014	44	$9.68459	to	$9.69330	$430	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (Available April 28, 2014)
December 31, 2017	273	$12.89039	to	$13.03290	$3,559	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	213	$10.46987	to	$10.55279	$2,245	0.00%	0.55%	to	0.86%	4.30%	to	4.63%
December 31, 2015	135	$10.04261	to	$10.08586	$1,362	0.00%	0.55%	to	0.73%	-2.12%	to	4.46%
December 31, 2014	27	$10.28185	to	$10.29105	$274	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

A105

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Fixed Income Portfolio (Available April 28, 2014)
December 31, 2017	519	$10.33801	to	$10.44599	$5,409	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	444	$10.03321	to	$10.11788	$4,487	0.00%	0.55%	to	0.86%	2.64%	to	2.96%
December 31, 2015	264	$9.77179	to	$9.84441	$2,594	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	123	$10.01270	to	$10.03217	$1,230	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (Available April 28, 2014)
December 31, 2017	52	$10.00569	to	$11.08185	$529	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	43	$10.38820	to	$11.51129	$454	0.00%	0.55%	to	0.86%	14.14%	to	14.49%
December 31, 2015	17	$9.08497	to	$10.06741	$155	0.00%	0.55%	to	0.86%	-6.38%	to	-3.25%
December 31, 2014	4	$9.70452	to	$9.71324	$40	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (Available April 28, 2014)
December 31, 2017	143	$11.74152	to	$11.81039	$1,683	0.00%	0.55%	to	0.73%	17.99%	to	18.20%
December 31, 2016	106	$9.94630	to	$10.00966	$1,054	0.00%	0.55%	to	0.73%	7.32%	to	7.52%
December 31, 2015	54	$9.26283	to	$9.28317	$505	0.00%	0.55%	to	0.68%	-10.95%	to	-10.83%
December 31, 2014	7	$10.40129	to	$10.41061	$68	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST Goldman Sachs Strategic Income Portfolio (Available April 28, 2014)
December 31, 2017	83	$9.38114	to	$9.78813	$788	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	64	$9.47476	to	$9.89071	$619	0.00%	0.55%	to	0.86%	0.18%	to	0.49%
December 31, 2015	20	$9.44066	to	$9.85997	$185	0.00%	0.55%	to	0.73%	-2.92%	to	-0.98%
December 31, 2014	9	$9.72436	to	$9.73320	$91	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (Available November 24, 2014)
December 31, 2017	3,031	$11.58978	to	$11.99774	$35,642	0.00%	0.85%	to	1.95%	12.38%	to	13.63%
December 31, 2016	1,809	$10.31324	to	$10.62586	$18,833	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	789	$9.65663	to	$9.77688	$7,654	0.00%	0.85%	to	1.95%	-2.84%	to	-1.75%
December 31, 2014	5	$9.94406	to	$9.94406	$49	0.00%	1.45%	to	1.45%	-0.55%	to	-0.55%

	AST Bond Portfolio 2026 (Available January 2, 2015)
December 31, 2017	1,676	$9.70255	to	$10.17860	$16,629	0.00%	1.30%	to	2.85%	-0.49%	to	1.11%
December 31, 2016	2,384	$9.75037	to	$10.06694	$23,603	0.00%	1.30%	to	2.85%	-0.83%	to	0.77%
December 31, 2015	382	$9.83155	to	$9.99012	$3,786	0.00%	1.30%	to	2.85%	-1.68%	to	-0.10%

	AST AB Global Bond Portfolio (Available July 13, 2015)
December 31, 2017	149	$10.51414	to	$10.72288	$1,596	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	120	$10.34175	to	$10.51420	$1,261	0.00%	0.55%	to	0.86%	4.26%	to	4.58%
December 31, 2015	30	$9.91954	to	$10.05358	$298	0.00%	0.55%	to	0.86%	-0.90%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (Available July 13, 2015)
December 31, 2017	47	$10.36984	to	$10.56502	$495	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	21	$10.24467	to	$10.40509	$214	0.00%	0.55%	to	0.86%	2.56%	to	2.88%
December 31, 2015	4	$10.11344	to	$10.11344	$40	0.00%	0.55%	to	0.55%	1.14%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (Available July 13, 2015)
December 31, 2017	20	$9.04615	to	$9.14317	$185	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	16	$9.10792	to	$9.19373	$148	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	3	$9.43510	to	$9.43510	$26	0.00%	0.55%	to	0.55%	-5.64%	to	-5.64%

	AST Wellington Management Global Bond Portfolio (Available July 13, 2015)
December 31, 2017	44	$10.28126	to	$10.50562	$456	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	32	$10.12670	to	$10.31575	$329	0.00%	0.55%	to	0.86%	1.79%	to	2.10%
December 31, 2015	19	$10.09710	to	$10.10343	$194	0.00%	0.55%	to	0.68%	0.98%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (Available July 13, 2015)
December 31, 2017	89	$11.00302	to	$11.33873	$995	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	70	$9.79109	to	$10.09492	$701	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	16	$9.53894	to	$9.83983	$157	0.00%	0.55%	to	0.73%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (Available July 13, 2015)
December 31, 2017	31	$9.05587	to	$9.38063	$285	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	28	$8.98901	to	$9.31607	$257	0.00%	0.55%	to	0.86%	-4.44%	to	-4.14%
December 31, 2015	7	$9.38940	to	$9.39520	$66	0.00%	0.55%	to	0.68%	-6.10%	to	-6.04%

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA International Core Equity Portfolio (Available July 13, 2015)
December 31, 2017	66	$11.49875	to	$12.29345	$779	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	29	$9.29259	to	$9.93980	$278	0.00%	0.55%	to	0.86%	-0.27%	to	0.04%
December 31, 2015	6	$9.30695	to	$9.30695	$57	0.00%	0.55%	to	0.55%	-7.60%	to	-7.60%

	AST Managed Alternatives Portfolio (Available July 13, 2015)
December 31, 2017	164	$9.85255	to	$9.98851	$1,619	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	107	$9.67218	to	$9.81074	$1,040	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	57	$9.64856	to	$9.79147	$555	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (Available July 13, 2015)
December 31, 2017	82	$11.35409	to	$11.67517	$936	0.00%	0.55%	to	0.73%	13.47%	to	13.67%
December 31, 2016	40	$9.98836	to	$10.28925	$400	0.00%	0.55%	to	0.73%	2.74%	to	2.93%
December 31, 2015	12	$9.70442	to	$10.01474	$116	0.00%	0.55%	to	0.73%	-2.95%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (Available July 13, 2015)
December 31, 2017	112	$11.81898	to	$12.12978	$1,333	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	83	$10.46420	to	$10.74472	$868	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	39	$9.61469	to	$9.87115	$383	0.00%	0.55%	to	0.73%	-3.85%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (Available August 24, 2015)
December 31, 2017	336	$11.55486	to	$11.64010	$3,900	1.35%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	308	$10.24971	to	$10.29328	$3,165	1.57%	0.55%	to	0.86%	2.92%	to	3.24%
December 31, 2015	143	$9.95939	to	$9.97066	$1,424	1.44%	0.55%	to	0.86%	1.58%	to	1.70%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (Available August 24, 2015)
December 31, 2017	123	$11.63564	to	$11.72155	$1,434	3.85%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	106	$10.50627	to	$10.55093	$1,115	3.99%	0.55%	to	0.86%	5.29%	to	5.62%
December 31, 2015	54	$9.98314	to	$9.98970	$534	5.36%	0.55%	to	0.73%	2.00%	to	2.07%

	AST Bond Portfolio 2027 (Available January 4, 2016)
December 31, 2017	1,311	$9.75125	to	$10.06731	$12,983	0.00%	1.30%	to	2.85%	-0.23%	to	1.37%
December 31, 2016	2,001	$9.77407	to	$9.93125	$19,710	0.00%	1.30%	to	2.85%	-2.26%	to	-0.69%

	NVIT Emerging Markets Fund (Class D) (Available August 5, 2016)
December 31, 2017	34	$13.48844	to	$13.55385	$462	0.89%	1.40%	to	1.75%	38.68%	to	39.15%
December 31, 2016	46	$9.72665	to	$9.74026	$445	0.80%	1.40%	to	1.75%	-3.95%	to	-3.81%

	AST Bond Portfolio 2028 (Available January 3, 2017)
December 31, 2017	5	$9.97034	to	$9.97034	$46	0.00%	2.45%	to	2.45%	-0.30%	to	-0.30%

A106

Note 7:	Financial Highlights (Continued)

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their subaccounts. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2017 or from the effective date of the subaccount through the end of the reporting period.

A107

Note 7:	Financial Highlights (Continued)

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.

(2)	Amount is less than 0.01%.

Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life of New Jersey. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.
The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

Products	Base	Maximum
Discovery Choice Variable Annuity	1.35%	1.65%
Discovery Select Variable Annuity	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Share	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

A108

Note 7:	Financial Highlights (Continued)

D.	Other Related Charges

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 8:	Other

Contract owner net payments—represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments—represent periodic payments distributed under the terms of the Contract.

Surrenders, withdrawals, and death benefits—are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option—are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges—are various Contract level charges as described in Charges and Expenses in Note 7, which are assessed through the redemptions of units.

A109

Note 9:	Subsequent Events

Subsequent to year-end, the following subaccount expired:

Expiration Date	Portfolio
January 2, 2018	AST Bond Portfolio 2017

A110

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets for each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account listed in the table below as of the dates indicated in the table below, the related statements of operations and the statements of changes in net assets for each of the periods listed in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts as of the dates indicated in the table below, the results of each of their operations and the changes in each of their net assets for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	Janus Henderson VIT Research Portfolio (Service Shares) (1)
Prudential Diversified Bond Portfolio (1)	SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)
Prudential Equity Portfolio (Class I) (1)	Prudential SP International Growth Portfolio (Class I) (1)
Prudential Value Portfolio (Class I) (1)	AST Goldman Sachs Large-Cap Value Portfolio (1)
Prudential High Yield Bond Portfolio (1)	AST Cohen & Steers Realty Portfolio (1)
Prudential Stock Index Portfolio (1)	AST J.P. Morgan Strategic Opportunities Portfolio (1)
Prudential Global Portfolio (1)	AST T. Rowe Price Large-Cap Value Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST High Yield Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	AST Small-Cap Growth Opportunities Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	AST WEDGE Capital Mid-Cap Value Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Small-Cap Value Portfolio (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST Goldman Sachs Mid-Cap Growth Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST Hotchkis & Wiley Large-Cap Value Portfolio (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Lord Abbett Core Fixed Income Portfolio (1)
MFS Research Series (Initial Class) (1)	AST Loomis Sayles Large-Cap Growth Portfolio (1)
MFS Growth Series (Initial Class) (1)	AST MFS Growth Portfolio (1)
American Century VP Value Fund (Class I) (1)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST BlackRock Low Duration Bond Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST QMA US Equity Alpha Portfolio (1)
Davis Value Portfolio (1)	AST T. Rowe Price Natural Resources Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST T. Rowe Price Asset Allocation Portfolio(1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST MFS Global Equity Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Bond Portfolio 2023 (1)
AST Templeton Global Bond Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
A111

AST Capital Growth Asset Allocation Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Bond Portfolio 2024 (1)
AST Balanced Asset Allocation Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST FI Pyramis Quantitative Portfolio (1)	AST QMA Emerging Markets Equity Portfolio (2)
AST Prudential Growth Allocation Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST BlackRock iShares ETF Portfolio (2)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Defensive Asset Allocation Portfolio (2)
AST Government Money Market Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Bond Portfolio 2025 (1)
AST International Value Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST International Growth Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST Investment Grade Bond Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Bond Portfolio 2018 (1)	AST BlackRock Multi-Asset Income Portfolio (1)
AST Bond Portfolio 2019 (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST Global Real Estate Portfolio (1)	AST Managed Equity Portfolio (1)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Schroders Global Tactical Portfolio (2)	AST Jennison Global Infrastructure Portfolio (1)
AST RCM World Trends Portfolio (1)	AST Goldman Sachs Strategic Income Portfolio (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
ProFund VP Consumer Services (1)	AST Bond Portfolio 2026 (1)
ProFund VP Consumer Goods (1)	AST AB Global Bond Portfolio (1)
ProFund VP Financials (1)	AST Goldman Sachs Global Income Portfolio (1)
ProFund VP Health Care (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
ProFund VP Industrials (1)	AST Wellington Management Global Bond Portfolio (1)
ProFund VP Mid-Cap Growth (1)	AST Neuberger Berman Long/Short Portfolio (1)
ProFund VP Mid-Cap Value (1)	AST Wellington Management Real Total Return Portfolio (1)
ProFund VP Real Estate (1)	AST QMA International Core Equity Portfolio (1)
ProFund VP Small-Cap Growth (1)	AST Managed Alternatives Portfolio (1)
ProFund VP Small-Cap Value (1)	AST Emerging Managers Diversified Portfolio (1)
ProFund VP Telecommunications (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
ProFund VP Utilities (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
ProFund VP Large-Cap Growth (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
ProFund VP Large-Cap Value (1)	AST Bond Portfolio 2027 (5)
AST Bond Portfolio 2020 (1)	NVIT Emerging Markets Fund (Class D) (4)
AST Boston Partners Large-Cap Value Portfolio (2)	AST Bond Portfolio 2028 (3)
AST Jennison Large-Cap Growth Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AST Bond Portfolio 2017 (1)	AST Bond Portfolio 2022 (1)
AST Bond Portfolio 2021 (1)	AST Quantitative Modeling Portfolio (1)
Wells Fargo VT International Equity Fund (Class 1) (1)	AST BlackRock Global Strategies Portfolio (1)

A112

(1) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the years ended December 31, 2017 and 2016.

(2) Statement of net assets as of April 28, 2017 (date of expiration), statement of operations for the period January 1, 2017 through April 28, 2017, and statements of changes in net assets for the period January 1, 2017 through April 28, 2017 and the year ended December 31, 2016.

(3) Statement of net assets as of December 31, 2017, statement of operations and statement of changes in net assets for the period January 3, 2017 (commencement of operations) through December 31, 2017.

(4) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period August 5, 2016 (commencement of operations) through December 31, 2016.

(5) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period January 4, 2016 (commencement of operations) through December 31, 2016.

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2018

We have served as the auditor of one or more of the subaccounts in Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.

A113

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company of New Jersey (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2017, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2017.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 8, 2018

Pruco Life Insurance Company of New Jersey
Consolidated Statements of Financial Position
As of December 31, 2017 and December 31, 2016 (in thousands, except share amounts)

	December 31, 2017	December 31, 2016
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2017-$1,204,166; 2016–$1,132,155)	$1,261,237	$1,145,485
Equity securities, available-for-sale, at fair value (cost: 2017–$3,144; 2016–$1,150)	3,414	1,171
Trading account assets, at fair value	14,071	12,793
Policy loans	193,244	187,242
Short-term investments	0	11,007
Commercial mortgage and other loans	121,796	160,939
Other long-term investments	46,803	57,051
Total investments	1,640,565	1,575,688
Cash and cash equivalents	44,618	56,984
Deferred policy acquisition costs	145,451	135,759
Accrued investment income	16,580	15,829
Reinsurance recoverables	2,480,848	2,252,049
Receivables from parent and affiliates	43,051	33,457
Income taxes receivable	0	3,991
Other assets	27,328	27,151
Separate account assets	14,245,159	12,747,496
TOTAL ASSETS	$18,643,600	$16,848,404
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$2,083,582	$1,942,064
Future policy benefits	1,707,184	1,547,820
Cash collateral for loaned securities	15,208	15,054
Income taxes	241	0
Payables to parent and affiliates	22,236	8,603
Other liabilities	103,632	80,610
Separate account liabilities	14,245,159	12,747,496
Total liabilities	$18,177,242	$16,341,647
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($5 par value; 400,000 shares authorized, issued and outstanding)	2,000	2,000
Additional paid-in capital	211,961	209,786
Retained earnings	218,067	282,810
Accumulated other comprehensive income	34,330	12,161
Total equity	466,358	506,757
TOTAL LIABILITIES AND EQUITY	$18,643,600	$16,848,404
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	2017	2016	2015
REVENUES
Premiums	$13,967	$(34,675)	$14,991
Policy charges and fee income	44,203	66,546	197,535
Net investment income	66,651	72,025	68,891
Asset administration fees	9,075	14,358	38,370
Other income	4,111	2,404	2,495
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(80)	0	(1,093)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	0	0	32
Other realized investment gains (losses), net	(13,958)	88,428	6,814
Total realized investment gains (losses), net	(14,038)	88,428	5,753
Total revenues	123,969	209,086	328,035
BENEFITS AND EXPENSES
Policyholders’ benefits	12,255	1,985	27,399
Interest credited to policyholders’ account balances	32,959	43,928	50,047
Amortization of deferred policy acquisition costs	12,538	47,227	59,327
General, administrative and other expenses	36,898	22,511	101,835
Total benefits and expenses	94,650	115,651	238,608
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	29,319	93,435	89,427
Total income tax expense (benefit)	(5,938)	14,235	13,363
NET INCOME (LOSS)	$35,257	$79,200	$76,064
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	43	(1)	(86)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	31,228	(1,738)	(31,993)
Reclassification adjustment for (gains) losses included in net income	982	2,324	(1,702)
Net unrealized investment gains (losses)	32,210	586	(33,695)
Other comprehensive income (loss), before tax	32,253	585	(33,781)
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	15	0	(30)
Net unrealized investment gains (losses)	10,069	205	(11,793)
Total	10,084	205	(11,823)
Other comprehensive income (loss), net of tax	22,169	380	(21,958)
Comprehensive income (loss)	$57,426	$79,580	$54,106

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Consolidated Statements of Stockholder’s Equity
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2014	$2,000	$210,818	$368,450	$33,739	$615,007
Contributed capital		0			0
Dividend to parent			0		0
Contributed/(distributed) capital- parent/child asset transfers		(2,504)			(2,504)
Comprehensive income (loss):
Net income (loss)			76,064		76,064
Other comprehensive income (loss), net of tax				(21,958)	(21,958)
Total comprehensive income (loss)					54,106
Balance, December 31, 2015	$2,000	$208,314	$444,514	$11,781	$666,609
Contributed capital		1,300			1,300
Dividend to parent			(240,904)		(240,904)
Contributed/(distributed) capital- parent/child asset transfers		172			172
Comprehensive income (loss):
Net income (loss)			79,200		79,200
Other comprehensive income (loss), net of tax				380	380
Total comprehensive income (loss)					79,580
Balance, December 31, 2016	$2,000	$209,786	$282,810	$12,161	$506,757
Contributed capital		1,300			1,300
Dividend to parent			(100,000)		(100,000)
Contributed/(distributed) capital- parent/child asset transfers		875			875
Comprehensive income (loss):
Net income (loss)			35,257		35,257
Other comprehensive income (loss), net of tax				22,169	22,169
Total comprehensive income (loss)					57,426
Balance, December 31, 2017	$2,000	$211,961	$218,067	$34,330	$466,358

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Consolidated Statements of Cash Flows
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$35,257	$79,200	$76,064
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(9,816)	29,552	8,047
Interest credited to policyholders’ account balances	32,959	43,928	50,047
Realized investment (gains) losses, net	14,038	(88,428)	(5,753)
Amortization and other non-cash items	(10,893)	(15,720)	(13,050)
Change in:
Future policy benefits	192,407	183,130	157,138
Reinsurance recoverables	(194,653)	(176,279)	(153,690)
Accrued investment income	(751)	815	(1,876)
Net payables to/receivables from parent and affiliates	2,978	(216)	4,807
Deferred policy acquisition costs	(12,060)	17,274	(698)
Income taxes	(6,323)	(1,658)	(1,132)
Derivatives, net	7,191	(2,216)	1,049
Other, net	(1,314)	(5,433)	16,728
Cash flows from (used in) operating activities	49,020	63,949	137,681
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	191,284	311,143	124,482
Short-term investments	32,985	25,130	99,898
Policy loans	21,743	22,090	23,785
Ceded policy loans	(2,015)	(1,437)	(1,799)
Commercial mortgage and other loans	55,580	42,051	37,099
Other long-term investments	2,875	2,165	3,310
Equity securities, available-for-sale	5	11,139	2,122
Trading account assets	0	527	0
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(263,909)	(596,327)	(301,629)
Short-term investments	(21,981)	(35,419)	(83,642)
Policy loans	(20,053)	(17,496)	(21,128)
Ceded policy loans	2,461	3,114	2,981
Commercial mortgage and other loans	(15,623)	(14,247)	(2,096)
Other long-term investments	(4,444)	(1,102)	(1,411)
Equity securities, available-for-sale	(2,000)	(2,000)	(12,032)
Trading account assets	0	0	(5,999)
Notes receivable from parent and affiliates, net	331	2,318	3,432
Derivatives, net	213	3,895	(293)
Other, net	(402)	0	(55)
Cash flows from (used in) investing activities	(22,950)	(244,456)	(132,975)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	503,455	437,936	383,590
Ceded policyholders’ account deposits	(332,727)	(278,102)	(146,920)
Policyholders’ account withdrawals	(268,989)	(206,474)	(178,765)
Ceded policyholders’ account withdrawals	155,696	95,896	4,972
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	153	12,024	(1,425)
Dividend to parent	(100,000)	0	0
Contributed capital	0	15,515	0
Contributed (distributed) capital - parent/child asset transfers	1,347	267	(3,852)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	45,000
Repayments of debt (maturities longer than 90 days)	0	0	(50,000)
Drafts outstanding	2,629	(308)	2,512
Cash flows from (used in) financing activities	(38,436)	76,754	55,112
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(12,366)	(103,753)	59,818
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	56,984	160,737	100,919
CASH AND CASH EQUIVALENTS, END OF YEAR	$44,618	$56,984	$160,737
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net of refunds	$346	$15,844	$14,494
Interest paid	$3	$1,128	$3,123
Significant Non-Cash Transactions
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements
1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company of New Jersey (“PLNJ”) is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.
PLNJ has one subsidiary, formed in 2009 for the purpose of holding certain commercial loans and other investments. PLNJ and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Pruco Life. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business. The product risks related to the reinsured business are being managed in Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within Prudential Insurance. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
The financial statement impacts of these transactions were as follows:
Affected Financial Statement Lines Only
Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$1,809	$350	$(703)	$1,456
Cash and cash equivalents	49	1	54	104
Deferred policy acquisition costs	426	0	(315)	111
Reinsurance recoverables	1,790	(488)	909	2,211
Deferred sales inducements	51	0	(51)	0
Other assets	8	0	23	31
Income taxes	17	28	0	45
TOTAL ASSETS	16,086	(109)	(83)	15,894
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$0	$0	$55	$55
Short-term and long-term debt to affiliates(2)	116	0	(116)	0
Other liabilities	77	0	0	77
TOTAL LIABILITIES	15,443	0	(61)	15,382
EQUITY
Retained earnings(3)	401	(109)	(28)	264
Accumulated other comprehensive income	31	0	6	37
TOTAL EQUITY	644	(109)	(22)	513
TOTAL LIABILITIES AND EQUITY	16,086	(109)	(83)	15,894
Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $0.7 billion for asset transfers to Prudential Insurance related to the reinsurance transaction, partially offset by $0.4 billion of assets received related to the recapture transaction with Pruco Re.

(2)	The Company recognized ceding commissions of $0.4 billion, of which $0.1 billion was in the form of reassignment of debt to Prudential Insurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

(3)	Retained earnings includes dividends of $0.3 billion to Pruco Life, and ultimately distributed to Prudential Financial as part of the Variable Annuities Recapture.

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(48)	$(48)
Realized investment gains (losses), net	(137)	268	131
TOTAL REVENUES	(137)	220	83
BENEFITS AND EXPENSES
Policyholders' benefits	0	(26)	(26)
General, administrative and other expenses	0	(23)	(23)
TOTAL BENEFITS AND EXPENSES	0	(49)	(49)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(137)	269	132
Income tax expense (benefit)	(28)	55	27
NET INCOME (LOSS)	$(109)	$214	$105
As part of the Variable Annuities Recapture, the Company received invested assets of $0.4 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $0.5 billion. As a result, the Company recognized a loss of $0.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $0.7 billion to Prudential Insurance and established reinsurance recoverables of $1 billion. In addition, the Company received ceding commissions of $0.4 billion from Prudential Insurance, of which $0.1 billion were in the form of reassignment of debt to Prudential Insurance. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $23 million, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $0.3 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company also paid a dividend of $0.2 billion to Pruco Life, which was ultimately distributed to Prudential Financial.
The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$350	$350	$0	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany balances and transactions have been eliminated.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, policyholders’ account balances and policyholders’ dividends that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, available-for-sale, at fair value is comprised of mutual funds and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2017 and 2016. See Note 6 for additional information regarding sales inducements.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 12.
Other assets consist primarily of premiums due and deferred loss on reinsurance with affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real-estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 6 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 5 for additional information regarding policyholders’ account balances.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase and resale agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third party, and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.
The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allows registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company can recognize provisional amounts when it does not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 8 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017").
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Other liabilities consist primarily of accrued expenses, reinsurance payables and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments classified as “trading” such as “Trading account assets” and “Other long-term investments” for which the Company has elected the fair value option, and consolidated entities that follow specialized investment company fair value accounting.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net”.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value”.
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Pruco Life through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net”.

Accounting for Certain Reinsurance Contracts in the Individual Life business
During the second quarter of 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(10)
Decrease in Policyholders' benefits	10
Increase in Amortization of deferred policy acquisition costs	(2)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $13 million increase in "Other liabilities", a $9 million increase in "Reinsurance recoverables", a $4 million decrease in "Policyholders’ account balances" and a $2 million decrease in "Deferred policy acquisition costs".

Recent Accounting Pronouncements
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.
The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
There have been no ASU adopted during the year ended December 31, 2017.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

ASU issued but not yet adopted as of December 31, 2017

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. .	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the recognition and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU requires equity investments, except for those accounted for using the equity method, to be measured at fair value with changes in fair value recognized in net income. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment to retained earnings.
Adoption of this guidance will result in 1) the reclassification of net unrealized gains on equity securities currently classified as available-for-sale from accumulated other comprehensive income to retained earnings and 2) adjustment of the basis of equity investments currently accounted for using the cost method to fair value with the embedded net unrealized gain included in retained earnings. The cumulative effect of adoption is expected to increase retained earnings by $0.4 million and total equity by $0.2 million after giving effect to offsetting items. See table below for the impact to the line items in the Consolidated Statements of Financial Position. There will be no impact to net income on the adoption date. Subsequent to the adoption date, the change in fair value of these equity investments will be reported in net income.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statements
of Financial Position upon Adoption on January 1, 2018

(in thousands)
Increase / (Decrease)
Other long-term investments	$250
Total assets	$250
Policyholders’ dividends	$0
Income taxes	53
Total liabilities	53
Accumulated other comprehensive income (loss)	(175)
Retained earnings	372
Total equity	197
Total liabilities and equity	$250

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a
cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from accumulated other comprehensive income to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
3. INVESTMENTS
Fixed Maturities and Equity Securities
The following tables set forth information relating to fixed maturities and equity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2017
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$17,831	$1,465	$0	$19,296	$0
Obligations of U.S. states and their political subdivisions	121,208	6,660	0	127,868	0
Foreign government bonds	29,489	377	161	29,705	0
Public utilities	204,343	14,664	409	218,598	0
All other U.S. public corporate securities	331,641	23,732	1,248	354,125	(45)
All other U.S. private corporate securities	176,411	3,583	609	179,385	0
All other foreign public corporate securities	36,790	1,448	557	37,681	0
All other foreign private corporate securities	131,896	6,175	859	137,212	0
Asset-backed securities(1)	26,539	1,275	0	27,814	(51)
Commercial mortgage-backed securities	118,818	1,883	1,174	119,527	0
Residential mortgage-backed securities(2)	9,200	826	0	10,026	(85)
Total fixed maturities, available-for-sale	$1,204,166	$62,088	$5,017	$1,261,237	$(181)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$3,144	$270	$0	$3,414
Total equity securities, available-for-sale	$3,144	$270	$0	$3,414

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2016
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$18,206	$1,967	$0	$20,173	$0
Obligations of U.S. states and their political subdivisions	95,588	1,629	503	96,714	0
Foreign government bonds	28,339	20	990	27,369	0
Public utilities	144,767	5,820	1,389	149,198	0
All other U.S. public corporate securities	335,839	13,793	4,539	345,093	(45)
All other U.S. private corporate securities	167,986	2,482	2,335	168,133	0
All other foreign public corporate securities	41,424	1,086	1,393	41,117	0
All other foreign private corporate securities	121,772	1,380	4,622	118,530	0
Asset-backed securities(1)	36,576	752	12	37,316	(58)
Commercial mortgage-backed securities	130,528	1,901	2,885	129,544	0
Residential mortgage-backed securities(2)	11,130	1,168	0	12,298	(108)
Total fixed maturities, available-for-sale	$1,132,155	$31,998	$18,668	$1,145,485	$(211)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$1,150	$22	$1	$1,171
Total equity securities, available-for-sale	$1,150	$22	$1	$1,171

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity and equity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2017
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$0	$0	$0	$0	$0	$0
Foreign government bonds	3,354	42	6,210	119	9,564	161
Public utilities	8,797	263	7,014	146	15,811	409
All other U.S. public corporate securities	12,254	93	43,337	1,155	55,591	1,248
All other U.S. private corporate securities	38,778	377	10,401	232	49,179	609
All other foreign public corporate securities	5,565	27	7,369	530	12,934	557
All other foreign private corporate securities	8,671	148	11,333	711	20,004	859
Asset-backed securities	0	0	0	0	0	0
Commercial mortgage-backed securities	12,774	56	44,627	1,118	57,401	1,174
Residential mortgage-backed securities	0	0	0	0	0	0
Total fixed maturities, available-for-sale	$90,193	$1,006	$130,291	$4,011	$220,484	$5,017
Equity securities, available-for-sale	$0	$0	$0	$0	$0	$0

	December 31, 2016
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$35,521	$503	$0	$0	$35,521	$503
Foreign government bonds	23,492	659	1,690	331	25,182	990
Public utilities	43,675	1,361	170	28	43,845	1,389
All other U.S. public corporate securities	139,525	4,331	532	208	140,057	4,539
All other U.S. private corporate securities	74,436	1,644	9,315	691	83,751	2,335
All other foreign public corporate securities	16,231	746	3,791	647	20,022	1,393
All other foreign private corporate securities	44,295	2,791	12,254	1,831	56,549	4,622
Asset-backed securities	0	0	8,972	12	8,972	12
Commercial mortgage-backed securities	72,798	2,885	401	0	73,199	2,885
Residential mortgage-backed securities	0	0	0	0	0	0
Total fixed maturities, available-for-sale	$449,973	$14,920	$37,125	$3,748	$487,098	$18,668
Equity securities, available-for-sale	$0	$0	$25	$1	$25	$1

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2017 and 2016, the gross unrealized losses on fixed maturity securities were composed of $4.2 million and $17.4 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $0.8 million and $1.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2017, the $4.0 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the finance and technology sectors. As of December 31, 2016, the $3.7 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in the Company's corporate securities within the finance, energy and technology sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2017 or 2016. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2017, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
As of December 31, 2017, there were no gross unrealized losses on equity securities. As of December 31, 2016, none of the gross unrealized losses on equity securities represented declines in value of 20% or more. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2017 or 2016.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2017
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$15,203	$15,329
Due after one year through five years	146,154	149,894
Due after five years through ten years	318,678	325,033
Due after ten years	569,574	613,614
Asset-backed securities	26,539	27,814
Commercial mortgage-backed securities	118,818	119,527
Residential mortgage-backed securities	9,200	10,026
Total fixed maturities, available-for-sale	$1,204,166	$1,261,237
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$103,740	$189,999	$4,300
Proceeds from maturities/prepayments	87,544	81,157	119,987
Gross investment gains from sales and maturities	88	(235)	2,689
Gross investment losses from sales and maturities	(989)	(1,135)	0
OTTI recognized in earnings(2)	(80)	0	(1,061)
Equity securities, available-for-sale:
Proceeds from sales	$5	$11,139	$2,122
Gross investment gains from sales	0	7	74
Gross investment losses from sales	0	(961)	0
OTTI recognized in earnings	(1)	0	0

(1)	Includes $0.0 million, $0.0 million and $(0.2) million of non-cash related proceeds for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI and the corresponding changes in such amounts, for the periods indicated:

	Years Ended December 31,
	2017	2016
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$562	$651
New credit loss impairments	0	0
Additional credit loss impairments on securities previously impaired	0	0
Increases due to the passage of time on previously recorded credit losses	38	25
Reductions for securities which matured, paid down, prepaid or were sold during the period	(37)	(53)
Reductions for securities impaired to fair value during the period(1)	0	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(2)	(9)
Assets transferred to parent and affiliates	0	(52)
Balance, end of period	$561	$562

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Trading Account Assets
The following table sets forth the composition of “Trading account assets,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amortized Cost or Cost	Fair Value	Amortized Cost or Cost	Fair Value
	(in thousands)
Fixed maturities	$7,446	$6,643	$7,446	$6,072
Equity securities	4,970	7,428	4,959	6,721
Total trading account assets	$12,416	$14,071	$12,405	$12,793
The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $1.3 million, $0.9 million and $(0.2) million during the years ended December 31, 2017, 2016 and 2015, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$44,405	36.4%	$55,754	34.6%
Hospitality	10,263	8.4	10,525	6.5
Industrial	10,924	9.0	18,707	11.6
Office	17,738	14.5	16,111	10.0
Other	19,154	15.7	22,016	13.7
Retail	14,180	11.6	31,054	19.3
Total commercial mortgage loans	116,664	95.6	154,167	95.7
Agricultural property loans	5,312	4.4	6,981	4.3
Total commercial mortgage and agricultural property loans by property type	121,976	100.0%	161,148	100.0%
Valuation allowance	(180)		(209)
Total commercial mortgage and other loans	$121,796		$160,939
As of December 31, 2017, the commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in Illinois (17%), New York (14%) and Texas (10%)) and included loans secured by properties in Europe.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$207	$2	$209
Addition to (release of) allowances for losses	(28)	(1)	(29)
Charge-offs, net of recoveries	0	0	0
Total ending balance	$179	$1	$180

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$425	$3	$428
Addition to (release of) allowances for losses	(218)	(1)	(219)
Charge-offs, net of recoveries	0	0	0
Total ending balance	$207	$2	$209
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	179	1	180
Total ending balance(1)	$179	$1	$180
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	116,664	5,312	121,976
Total ending balance(1)	$116,664	$5,312	$121,976

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	207	2	209
Total ending balance(1)	$207	$2	$209
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	154,167	6,981	161,148
Total ending balance(1)	$154,167	$6,981	$161,148

(1)	As of December 31, 2016, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.
The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$83,304	$0	$0	$83,304
60%-69.99%	27,727	3,155	2,009	32,891
70%-79.99%	0	5,781	0	5,781
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$111,031	$8,936	$2,009	$121,976

	December 31, 2016
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$103,315	$0	$0	$103,315
60%-69.99%	32,965	5,394	0	38,359
70%-79.99%	12,230	5,052	0	17,282
80% or greater	2,192	0	0	2,192
Total commercial mortgage and agricultural property loans	$150,702	$10,446	$0	$161,148
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$116,664	$0	$0	$0	$116,664	$0
Agricultural property loans	5,312	0	0	0	5,312	0
Total	$121,976	$0	$0	$0	$121,976	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$154,167	$0	$0	$0	$154,167	$0
Agricultural property loans	6,981	0	0	0	6,981	0
Total	$161,148	$0	$0	$0	$161,148	$0

(1)	As of December 31, 2016, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

For the years ended December 31, 2017 and 2016, there were no commercial mortgage or other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were $42 million of commercial mortgage and other loans sold. For the year ended December 31, 2016, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were no transfers of commercial mortgage and other loans to related parties. For the year ended December 31, 2016, the Company transferred $51 million of commercial mortgage and other loans to related parties.
The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2017 and 2016, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the twelve months preceding. As of both December 31, 2017 and 2016, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For additional information relating to the accounting for troubled debt restructurings, see Note 2.
Other Long-Term Investments
The following table sets forth the composition of “Other long-term investments,” as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Company's investment in separate accounts	$2,726	$2,324
Joint ventures and limited partnerships:
Private equity	13,491	11,883
Hedge funds	28,288	25,836
Real estate-related	2,298	1,978
Total joint ventures and limited partnerships	44,077	39,697
Derivatives	0	15,030
Total other long-term investments	$46,803	$57,051
As of both December 31, 2017 and 2016, the Company had no significant equity method investments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities, available-for-sale	$48,232	$47,671	$44,959
Trading account assets	669	765	866
Commercial mortgage and other loans	6,088	8,325	13,528
Policy loans	10,618	10,482	10,335
Short-term investments and cash equivalents	457	606	218
Other long-term investments	4,224	7,698	2,632
Gross investment income	70,288	75,547	72,538
Less: investment expenses	(3,637)	(3,522)	(3,647)
Net investment income	$66,651	$72,025	$68,891
There were no non-income producing assets, as of December 31, 2017. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2017.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities	$(981)	$(1,370)	$1,628
Equity securities	(1)	(954)	74
Commercial mortgage and other loans	29	219	343
Short-term investments and cash equivalents	(3)	3	0
Joint ventures and limited partnerships	16	178	320
Derivatives(1)	(13,098)	90,352	3,388
Realized investment gains (losses), net	$(14,038)	$88,428	$5,753

(1)	Includes the hedged items offset in qualifying fair value hedge accounting relationships.
Net Unrealized Gains (Losses) on Investments
The following table below sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2017	2016	2015
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$162	$147	$211
Fixed maturity securities, available-for-sale—all other	56,909	13,183	17,402
Equity securities, available-for-sale	270	21	(1,191)
Derivatives designated as cash flow hedges (1)	(5,036)	4,973	5,651
Affiliated notes	682	846	1,058
Other investments	(288)	(357)	(125)
Net unrealized gains (losses) on investments	$52,699	$18,813	$23,006

(1)	See Note 10 for more information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2017 and 2016, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$10,310	$10,310	$0	$0	$0
Foreign government bonds	4,420	0	4,420	1,596	0	1,596
All other U.S. public corporate securities	0	0	0	13,458	0	13,458
All other foreign public corporate securities	478	0	478	0	0	0
Total cash collateral for loaned securities(1)	$4,898	$10,310	$15,208	$15,054	$0	$15,054

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$14,616	$14,476
Total securities pledged	$14,616	$14,476
Liabilities supported by pledged collateral:
Cash collateral for loaned securities	$15,208	$15,054
Total liabilities supported by pledged collateral	$15,208	$15,054
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. As of December 31, 2017 and 2016, the fair value of this collateral was $43.0 million and $49.1 million, respectively, none of which had either been sold or repledged.
As of December 31, 2017 and 2016, there were fixed maturities of $0.5 million and $0.6 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

4. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2017	2016	2015
	(in thousands)
Balance, beginning of year	$135,759	$468,743	$457,420
Capitalization of commissions, sales and issue expenses	24,599	29,954	60,024
Amortization- Impact of assumption and experience unlocking and true-ups	(2,875)	17,216	6,125
Amortization- All other	(9,663)	(64,443)	(65,452)
Change in unrealized investment gains and losses	(2,369)	(1,140)	10,626
Other(1)	0	(314,571)	0
Balance, end of year	$145,451	$135,759	$468,743

(1)	Represents ceded DAC upon reinsurance agreement with Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.
5. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Life insurance	$1,204,698	$1,085,613
Individual annuities and supplementary contracts	26,548	23,877
Other contract liabilities	475,938	438,330
Total future policy benefits	$1,707,184	$1,547,820
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.0% to 7.3%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the above table. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 2.0% to 3.6%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Interest-sensitive life contracts	$1,572,432	$1,464,312
Individual annuities	307,720	285,570
Guaranteed interest accounts	24,173	27,995
Other	179,257	164,187
Total policyholders’ account balances	$2,083,582	$1,942,064
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive life contracts range from 0.9% to 4.4%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.5% to 5.3%. Interest crediting rates range from 0.5% to 4.0% for other.
6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2017 and 2016, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2017		December 31, 2016
	In the Event of Death	At Annuitization / Accumulation(1)	In the Event of Death(2)	At Annuitization / Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$8,434,750	N/A	$7,472,775	N/A
Net amount at risk	$2,201	N/A	$17,429	N/A
Average attained age of contractholders	65 years	N/A	64 years	N/A
Minimum return or contract value
Account value	$2,079,318	$9,746,948	$1,955,672	$8,723,486
Net amount at risk	$3,442	$134,518	$36,275	$233,836
Average attained age of contractholders	67 years	65 years	66 years	64 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits.

(2)	Excludes ceded reinsurance business to Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from its reinsurer.

	December 31, 2017	December 31, 2016(1)
	In the Event of Death
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees
Separate account value	$813,094	$753,522
General account value	$811,784	$681,559
Net amount at risk	$17,296,789	$14,652,565
Average attained age of contractholders	55 years	54 years

(1)	Excludes ceded reinsurance business to Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from its reinsurer.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2017	December 31, 2016(1)
	(in thousands)
Equity funds	$5,654,716	$5,089,766
Bond funds	4,369,355	3,514,479
Money market funds	203,033	556,862
Total	$10,227,104	$9,161,107

(1)	Excludes ceded reinsurance business to Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from its reinsurer.
In addition to the amounts invested in separate account investment options above, $287 million at December 31, 2017 and $267 million at December 31, 2016 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features were invested in general account investment options. For the years ended December 31, 2017, 2016 and 2015, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” Guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”), and guaranteed minimum income and withdrawal benefits (“GMIWB”) are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 12 for further information regarding the external reinsurance arrangement.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balance at December 31, 2014	$7,994	$69,212	$1,894	$428,836	$507,936
Incurred guarantee benefits(1)	3,409	25,049	(424)	20,236	48,270
Paid guarantee benefits	(720)	(5,174)	(12)	0	(5,906)
Change in unrealized investment gains and losses	(102)	(4,911)	(12)	0	(5,025)
Balance at December 31, 2015	10,581	84,176	1,446	449,072	545,275
Incurred guarantee benefits(1)	660	54,869	(300)	(14,359)	40,870
Paid guarantee benefits	(532)	(5,399)	(25)	0	(5,956)
Change in unrealized investment gains and losses	(74)	3,673	(5)	0	3,594
Balance at December 31, 2016	10,635	137,319	1,116	434,713	583,783
Incurred guarantee benefits(1)	893	47,907	(570)	37,443	85,673
Paid guarantee benefits	(154)	(250)	(11)	0	(415)
Change in unrealized investment gains and losses	161	11,265	2	0	11,428
Balance at December 31, 2017	$11,535	$196,241	$537	$472,156	$680,469

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. There was no deferred sales inducements balance at December 31, 2017 and 2016. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2014	$76,534
Capitalization	678
Amortization- Impact of assumption and experience unlocking and true-ups	1,348
Amortization- All other	(16,144)
Change in unrealized investment gains (losses)	627
Balance at December 31, 2015	63,043
Capitalization	100
Amortization- Impact of assumption and experience unlocking and true-ups	1,035
Amortization- All other	(13,203)
Change in unrealized investment gains (losses)	(383)
Other(1)	(50,592)
Balance at December 31, 2016	0
Capitalization	0
Amortization- Impact of assumption and experience unlocking and true-ups	0
Amortization- All other	0
Change in unrealized investment gains (losses)	0
Other	0
Balance at December 31, 2017	$0

(1)	Represents ceded DSI upon reinsurance agreement with Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.
7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income of the Company amounted to $33 million, $81 million and $62 million for the years ended December 31, 2017, 2016 and 2015, respectively. Statutory surplus of the Company amounted to $223 million and $313 million at December 31, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $32 million in 2018 without prior approval. The Company paid dividends to Pruco Life of $100 million, $241 million and $0 million in 2017, 2016 and 2015 respectively.
8. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$4,514	$6,701	$21,849
Total	4,514	6,701	21,849
Deferred tax expense (benefit):
U.S. Federal	(10,452)	7,534	(8,486)
Total	(10,452)	7,534	(8,486)
Total income tax expense (benefit) from operations	(5,938)	14,235	13,363
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	10,084	205	(11,823)
Additional paid-in capital	471	93	(1,348)
Total income tax expense (benefit)	$4,617	$14,533	$192
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 35% and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Expected federal income tax expense	$10,262	$32,702	$31,299
Non-taxable investment income	(15,687)	(14,883)	(16,021)
Tax credits	(2,611)	(2,734)	(2,008)
Domestic production activities deduction, net	(1,045)	(949)	0
Changes in tax law	2,507	0	0
Other	636	99	93
Reported income tax expense (benefit)	$(5,938)	$14,235	$13,363
Effective tax rate	(20.3)%	15.2%	14.9%

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2017, 2016 and 2015 was (20.3)%, 15.2% and 14.9%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 35% and the Company’s effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act of 2017”). On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions. Under U.S. GAAP, changes in tax rates and tax law are accounted for in the period of enactment (the date the President signed the bill into law).
In December 2017, the SEC staff issued SAB 118 to address the application of U.S. GAAP in situations when a registrant does not have necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act of 2017. SAB 118 provides guidance for registrants under three scenarios: (1) measurement of certain income tax effects is complete, (2) measurement of certain income tax effects can be reasonably estimated and (3) measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company’s accounting is complete and in no circumstances should the measurement period extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As a result, it may need to apply all three scenarios in determining the accounting for the Tax Act of 2017 based on information that is available.
The Company has not fully completed its accounting for the tax effects of the Tax Act of 2017. However, we have recorded the effects of the Tax Act of 2017 as reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. As a result, upon enactment of the Tax Act of 2017, the Company recognized a $2.5 million tax expense in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. This net tax expense was comprised of the following component:

•	$2.5 million tax expense from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%
As we complete the collection, preparation and analysis of data relevant to the Tax Act of 2017, interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, we may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $15 million of the total $16 million of 2017 non-taxable investment income, $15 million of the total $15 million of 2016 non-taxable investment income, and$15 million of the total $16 million of 2015 non-taxable investment income. The DRD for the current period was estimated using information from 2016, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2017	2016
	(in thousands)
Deferred tax assets:
Insurance reserves	$14,868	$9,133
Deferred policy acquisition costs	7,297	13,389
Deferred tax assets	22,165	22,522
Deferred tax liabilities:
Net unrealized gains on securities	12,124	4,844
Investments	8,070	15,523
Other	17	98
Deferred tax liabilities	20,211	20,465
Net deferred tax asset (liability)	$1,954	$2,057
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2017, and 2016. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s "Income (loss) from operations before income taxes" includes income from domestic operations of $29 million, $93 million and $89 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2017	2016	2015
	(in thousands)
Balance at January 1,	$948	$0	$0
Increases in unrecognized tax benefits-prior years	1,237	474	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	834	474	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$3,019	$948	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$3,019	$948	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2017, the Company remains subject to examination in the U.S. for tax years 2014 through 2016.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.
9. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities include certain cash equivalents and short-term investments.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$19,296	$0	$0	$19,296
Obligations of U.S. states and their political subdivisions	0	127,868	0	0	127,868
Foreign government bonds	0	29,705	0	0	29,705
U.S. corporate public securities	0	497,522	0	0	497,522
U.S. corporate private securities	0	228,219	13,871	0	242,090
Foreign corporate public securities	0	37,681	0	0	37,681
Foreign corporate private securities	0	149,063	645	0	149,708
Asset-backed securities(4)	0	16,239	11,575	0	27,814
Commercial mortgage-backed securities	0	119,527	0	0	119,527
Residential mortgage-backed securities	0	10,026	0	0	10,026
Subtotal	0	1,235,146	26,091	0	1,261,237
Trading account assets:
Corporate securities	$0	$6,643	$0	$0	$6,643
Equity securities	0	0	7,428	0	7,428
Subtotal	0	6,643	7,428	0	14,071
Equity securities, available-for-sale	0	3,414	0	0	3,414
Short-term investments	0	0	0	0	0
Cash equivalents	0	0	0	0	0
Other long-term investments(5)	0	14,959	0	(14,959)	0
Reinsurance recoverables	0	0	472,157	0	472,157
Receivables from parent and affiliates	0	9,377	0	0	9,377
Subtotal excluding separate account assets	0	1,269,539	505,676	(14,959)	1,760,256
Separate account assets(2)(6)	0	12,454,118	0	0	12,454,118
Total assets	0	13,723,657	505,676	(14,959)	14,214,374
Future policy benefits(3)	0	0	472,157	0	472,157
Policyholders' account balances	0	0	5,463	0	5,463
Payables to parent and affiliates	0	10,504	0	(9,941)	563
Total liabilities	0	10,504	477,620	(9,941)	478,183

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$20,173	$0	$0	$20,173
Obligations of U.S. states and their political subdivisions	0	96,714	0	0	96,714
Foreign government bonds	0	27,369	0	0	27,369
U.S. corporate public securities	0	437,609	0	0	437,609
U.S. corporate private securities	0	205,178	12,967	0	218,145
Foreign corporate public securities	0	41,117	0	0	41,117
Foreign corporate private securities	0	122,678	2,522	0	125,200
Asset-backed securities(4)	0	34,988	2,328	0	37,316
Commercial mortgage-backed securities	0	129,544	0	0	129,544
Residential mortgage-backed securities	0	12,298	0	0	12,298
Subtotal	0	1,127,668	17,817	0	1,145,485
Trading account assets:
Corporate securities	$0	$6,072	$0	$0	$6,072
Equity securities	0	0	6,721	0	6,721
Subtotal	0	6,072	6,721	0	12,793
Equity securities, available-for-sale	0	1,171	0	0	1,171
Short-term investments	11,007	0	0	0	11,007
Cash equivalents	1,531	1,999	0	0	3,530
Other long-term investments(5)	0	16,610	0	(1,580)	15,030
Reinsurance recoverables	0	0	434,713	0	434,713
Receivables from parent and affiliates	0	3,873	5,993	0	9,866
Subtotal excluding separate account assets	12,538	1,157,393	465,244	(1,580)	1,633,595
Separate account assets(2)(6)	0	12,740,323	0	0	12,740,323
Total assets	12,538	13,897,716	465,244	(1,580)	14,373,918
Future policy benefits(3)	0	0	434,713	0	434,713
Policyholders' account balances	0	0	2,298	0	2,298
Payables to parent and affiliates	0	1,416	0	(1,416)	0
Total liabilities	0	1,416	437,011	(1,416)	437,011

(1)
“Netting” amounts represent cash collateral of $5 million and $0.2 million as of December 31, 2017 and 2016, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2017, the net embedded derivative liability position of $472 million includes $77 million of embedded derivatives in an asset position and $549 million of embedded derivatives in a liability position. As of December 31, 2016, the net embedded derivative liability position of $435 million includes $138 million of embedded derivatives in an asset position and $573 million of embedded derivatives in a liability position.

(4)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(5)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2017 and December 31, 2016, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.7 million and $0.2 million respectively.

(6)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and a corporate owned life insurance fund, for which fair value is measured at net asset value per share (or its equivalent). At December 31, 2017 and December 31, 2016, the fair values of separate account assets excluded from the fair value hierarchy were $1,791 million and $7 million respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2017 and 2016, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Trading Account Assets – Trading account assets consist primarily of fixed maturity securities and equity securities, whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”
Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Policyholders' Account Balances – The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described under "Derivative Instruments".
Transfers between Levels 1 and 2 – Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. During the years ended December 31, 2017 and 2016, there were no transfers between Level 1 and Level 2.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(8)	$14,516	Discounted cash flow	Discount rate	5.06%	22.23%	7.53%	Decrease
Reinsurance recoverables	$472,157	Fair values are determined in the same manner as future policy benefits.
Liabilities:
Future policy benefits(2)	$472,157	Discounted cash flow	Lapse rate(3)	1%	12%		Decrease
			Spread over LIBOR(4)	0.12%	1.10%		Decrease
			Utilization rate(5)	52%	97%		Increase
			Withdrawal rate	See table footnote (6) below.
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(8)	$15,489	Discounted cash flow	Discount rate	4.54%	6.62%	5.25%	Decrease
Reinsurance recoverables	$434,713	Fair values are determined in the same manner as future policy benefits.
Liabilities:
Future policy benefits(2)	$434,713	Discounted cash flow	Lapse rate(3)	0%	13%		Decrease
			Spread over LIBOR(4)	0.25%	3.08%		Decrease
			Utilization rate(5)	52%	96%		Increase
			Withdrawal rate	See table footnote (6) below.
			Mortality rate(7)	0%	14%		Decrease
			Equity volatility curve	16%	25%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)
Future policy benefits primarily represent general account liabilities for the living benefit guarantees of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

(3)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(4)
The spread over LIBOR swap curve represents the premium added to the risk-free discount rate (i.e., LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(5)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status, and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(6)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2017 and 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(7)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(8)	Includes assets classified as fixed maturities available-for-sale.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.
The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.
Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2017
	Fixed Maturities - Available-For-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities	Trading Account Assets - Equity Securities	Equity Securities, Available-For-Sale
	(in thousands)
Fair value, beginning of period	$15,489	$2,328	$0	$6,721	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	(74)	79	0	0	0
Asset management fees and other income	0	0	0	696	0
Included in other comprehensive income (loss)	120	(39)	0	0	0
Net investment income	156	9	0	0	0
Purchases	1,483	4,050	1,493	0	0
Sales	(767)	0	0	0	0
Issuances	0	0	0	0	0
Settlements	(202)	(9,010)	0	0	0
Transfers into Level 3(1)	521	16,657	0	0	0
Transfers out of Level 3(1)	(2,200)	(2,499)	(1,493)	0	0
Other(3)	(10)	0	0	11	0
Fair value, end of period	$14,516	$11,575	$0	$7,428	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$(62)	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$696	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$434,713	$5,993	$(434,713)	$(2,298)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	(44,680)	0	44,680	(3,421)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	0	0
Net investment income	0	0	0	0
Purchases	82,124	0	0	0
Sales	0	0	0	0
Issuances	0	0	(82,124)	0
Settlements	0	0	0	256
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(5,993)	0	0
Other	0	0	0	0
Fair value, end of period	$472,157	$0	$(472,157)	$(5,463)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(31,829)	$0	$31,829	$(3,421)
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Fixed Maturities Available-For-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Trading Account Assets - Equity Securities	Equity Securities, Available for Sale
	(in thousands)
Fair value, beginning of period	$17,809	$25,146	$7,050	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	31	7	0	0
Asset management fees and other income	0	0	(503)	0
Included in other comprehensive income (loss)	315	6	0	0
Net investment income	16	11	0	0
Purchases	3,758	4,893	0	0
Sales	(1,557)	(6,037)	(1,440)	0
Issuances	0	0	0	0
Settlements	(5,925)	(36)	0	0
Transfers into Level 3(1)	1,042	1,941	0	0
Transfers out of Level 3(1)	0	(23,603)	0	0
Other(3)	0	0	1,614	0
Fair value, end of period	$15,489	$2,328	$6,721	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$(176)	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' account balances
	(in thousands)
Fair value, beginning of period	$356,337	$3,511	$(449,073)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	7,541	(130)	88,947	(890)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	105	0	0
Net investment income	0	0	0	0
Purchases	70,835	6,000	0	0
Sales	0	(994)	0	0
Issuances	0	0	(74,587)	0
Settlements	0	(527)	0	(802)
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(1,972)	0	0
Other(3)	0	0	0	(606)
Fair value, end of period	$434,713	$5,993	$(434,713)	$(2,298)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$723,728	$0	$80,807	$(890)
Asset management fees and other income	$0	$0	$0	$0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2015, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2015.

	Year Ended December 31, 2015
	Fixed Maturities Available-For-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Trading Account Assets- Equity Securities	Equity Securities, Available-For-Sale
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$(1,040)	$7	$0	$52
Asset management fees and other income	$0	$0	$1,051	$0
Included in other comprehensive income (loss)	$91	$(106)	$0	$(39)
Net investment income	$(16)	$(12)	$0	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$1,051	$0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2015
	Reinsurance Recoverable	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders Account Balances
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	$(35,413)	$0	$44,114	$0
Asset management fees and other income	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$(53)	$0	$0
Net investment income	$0	$1	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(28,430)	$0	$35,179	$0
Asset management fees and other income	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Other primarily represents reclassifications of certain assets and liabilities between reporting categories.

(4)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(5)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
Transfers – Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$125,121	$125,121	$121,796
Policy loans	0	0	193,244	193,244	193,244
Cash and cash equivalents	1,618	43,000	0	44,618	44,618
Accrued investment income	0	16,580	0	16,580	16,580
Receivables from parent and affiliates	0	33,674	0	33,674	33,674
Other assets	0	5,768	0	5,768	5,768
Total assets	$1,618	$99,022	$318,365	$419,005	$415,680
Liabilities:
Policyholders’ account balances - investment contracts	$0	$179,246	$41,702	$220,948	$221,407
Cash collateral for loaned securities	0	15,208	0	15,208	15,208
Payables to parent and affiliates	0	21,673	0	21,673	21,673
Other liabilities	0	39,561	0	39,561	39,561
Total liabilities	$0	$255,688	$41,702	$297,390	$297,849

	December 31, 2016(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$165,175	$165,175	$160,939
Policy loans	0	0	187,242	187,242	187,242
Cash and cash equivalents	4,340	49,114	0	53,454	53,454
Accrued investment income	0	15,829	0	15,829	15,829
Receivables from parent and affiliates	0	23,591	0	23,591	23,591
Other assets	0	4,255	0	4,255	4,255
Total assets	$4,340	$92,789	$352,417	$449,546	$445,310
Liabilities:
Policyholders’ account balances - investment contracts	$0	$164,174	$42,762	$206,936	$207,331
Cash collateral for loaned securities	0	15,054	0	15,054	15,054
Payables to parent and affiliates	0	8,603	0	8,603	8,603
Other liabilities	0	31,079	0	31,079	31,079
Total liabilities	$0	$218,910	$42,762	$261,672	$262,067

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

(1)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at NAV per share (or its equivalent) as a practical expedient. At December 31, 2017 and 2016, the fair values of these cost method investments were $2.3 million and $1.8 million, respectively. The carrying values of these investments were $2.6 million and $1.7 million as of December 31, 2017 and 2016, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as reinsurance recoverables, unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
10. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these derivatives, the Company has entered into reinsurance agreements (previously reinsured to Pruco Re and Pruco Life) with an affiliate, Prudential Insurance, effective April 1, 2016. See Note 1 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives which are recorded with the associated host and the related reinsurance recoverables. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2017			December 31, 2016
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$110,240	$1,320	$(6,869)	$59,397	$5,342	$0
Total Qualifying Hedges	$110,240	$1,320	$(6,869)	$59,397	$5,342	$0
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$59,075	$3,766	$0	$59,075	$4,983	$0
Credit
Credit Default Swaps	1,594	0	(96)	3,000	0	(281)
Currency/Interest Rate
Foreign Currency Swaps	22,237	1,748	(674)	13,403	2,885	0
Foreign Currency
Foreign Currency Forwards	1,888	0	(52)	0	0	0
Equity
Equity Options	152,800	8,125	(2,813)	75,751	3,400	(1,135)
Total Non-Qualifying Hedges	$237,594	$13,639	$(3,635)	$151,229	$11,268	$(1,416)
Total Derivatives (1)	$347,834	$14,959	$(10,504)	$210,626	$16,610	$(1,416)

(1)	Excludes embedded derivatives and the related reinsurance recoverables which contain multiple underlyings.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $472 million and $435 million as of December 31, 2017 and 2016, respectively. The fair value of the related reinsurance recoverables to Prudential Insurance, included in "Reinsurance recoverables," was an asset of $472 million and $435 million as of December 31, 2017 and 2016, respectively. See Note 12 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $5 million and $2 million as of December 31, 2017 and December 31, 2016, respectively. There was no related reinsurance recoverable.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$14,959	$(14,959)	$0	$0	$0
Securities purchased under agreements to resell	43,000	0	43,000	(43,000)	0
Total Assets	$57,959	$(14,959)	$43,000	$(43,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$10,504	$(9,941)	$563	$0	$563
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$10,504	$(9,941)	$563	$0	$563

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$16,610	$(1,580)	$15,030	$(15,030)	$0
Securities purchased under agreements to resell	49,114	0	49,114	(49,114)	0
Total Assets	$65,724	$(1,580)	$64,144	$(64,144)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$1,416	$(1,416)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,416	$(1,416)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$814	$(873)	$(10,009)
Total qualifying hedges	0	814	(873)	(10,009)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	124	0	0	0
Currency	(106)	0	0	0
Currency/Interest Rate	(1,833)	0	(20)	0
Credit	(46)	0	0	0
Equity	3,497	0	0	0
Embedded Derivatives	(14,734)	0	0	0
Total non-qualifying hedges	(13,098)	0	(20)	0
Total	$(13,098)	$814	$(893)	$(10,009)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$258	$554	$(678)
Total cash flow hedges	0	258	554	(678)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	571	0	0	0
Currency	234	0	0	0
Currency/Interest Rate	2,028	0	17	0
Credit	(535)	0	0	0
Equity	786	0	0	0
Embedded Derivatives	87,268	0	0	0
Total non-qualifying hedges	90,352	0	17	0
Total	$90,352	$258	$571	$(678)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$247	$301	$5,492
Total cash flow hedges	0	247	301	5,492
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,675	0	0	0
Currency	19	0	0	0
Currency/Interest Rate	2,729	0	55	0
Credit	152	0	0	0
Equity	856	0	0	0
Embedded Derivatives	(2,043)	0	0	0
Total non-qualifying hedges	3,388	0	55	0
Total	$3,388	$247	$356	$5,492

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2017, 2016 and 2015, the ineffective portion of derivatives accounted for using hedge accounting were de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2014	$159
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	5,741
Amounts reclassified into current period earnings	(249)
Balance, December 31, 2015	5,651
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	1,534
Amounts reclassified into current period earnings	(2,212)
Balance, December 31, 2016	4,973
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(10,136)
Amounts reclassified into current period earnings	127
Balance, December 31, 2017	$(5,036)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Consolidated Statements of Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2017 values, it is estimated that a pre-tax gain of $1.2 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2018, offset by amounts pertaining to the hedged items.
As of December 31, 2017 and 2016, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 29 years.
Credit Derivatives
As of December 31, 2017 and 2016, the Company has not written credit protection.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $2 million and $3 million reported at fair value as a liability of $0.1 million and $0.3 million as of December 31, 2017 and 2016, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through a central clearing and OTC; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
11. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2017, there were $2 million outstanding commitments to fund commercial loans, and none as of December 31, 2016. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2017 and 2016, $33 million and $14 million, respectively, of these commitments were outstanding.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Contingent Liabilities
On an ongoing basis, the Company reviews its operations including, but not limited to, practices and procedures for meeting obligations to our customers and other parties. This review may result in the modification or enhancement of processes, including concerning the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2017, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, et al.
In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (i) alleges that defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act ("RICO")) and New Jersey law (Consumer Fraud Act); and (ii) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the complaint. In February 2017, the amended complaint was withdrawn with prejudice. This case is now closed.
Escheatment Audit and Claims Settlement Practices Market Conduct Exam
In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company. During 2017, audits were satisfactorily completed by the third party auditor of the Global Resolution Agreement and by the regulators for the Regulatory Settlement Agreement to assure that the Company had complied with the terms of both agreements.
The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending Matter
In 2016, Prudential Financial self-reported to the SEC and the DOL, and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial is cooperating with regulators in their review of this matter (which includes a review of the remediation plan) and has entered into discussions with the SEC staff regarding a possible settlement that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of these discussions.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

12.    REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), and Prudential Term Reinsurance Company (“Term Re”), its parent companies, Pruco Life and Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2017	2016
	(in thousands)
Reinsurance recoverables	$2,480,848	$2,252,049
Policy loans	(16,065)	(15,118)
Deferred policy acquisition costs	(708,740)	(687,042)
Deferred sales inducements	(58,399)	(58,062)
Other assets	19,159	20,880
Other liabilities	56,232	39,231
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2017	December 31, 2016
	(in thousands)
Prudential Insurance	$859,122	$778,958
PAR U	814,408	725,572
PARCC	485,809	497,638
PAR Term	188,756	163,330
Term Re	116,869	73,895
Pruco Life	13,671	10,142
Unaffiliated	2,213	2,514
Total reinsurance recoverables	$2,480,848	$2,252,049

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2017	2016	2015
	(in thousands)
Premiums:
Direct	$231,167	$217,375	$205,978
Ceded	(217,200)	(252,050)	(190,987)
Net premiums	13,967	(34,675)	14,991
Policy charges and fee income:
Direct	409,874	273,121	314,357
Ceded(1)	(365,671)	(206,575)	(116,822)
Net policy charges and fee income	44,203	66,546	197,535
Net investment income:
Direct	67,243	72,561	69,371
Ceded	(592)	(536)	(480)
Net investment income	66,651	72,025	68,891
Asset administration fees:
Direct	38,743	34,847	38,370
Ceded	(29,668)	(20,489)	0
Net asset administration fees	9,075	14,358	38,370
Realized investment gains (losses), net:
Direct	41,810	89,216	51,989
Ceded	(55,848)	(788)	(46,236)
Realized investment gains (losses), net	(14,038)	88,428	5,753
Policyholders’ benefits (including change in reserves):
Direct	291,003	289,066	250,487
Ceded(2)	(278,748)	(287,081)	(223,088)
Net policyholders’ benefits (including change in reserves)	12,255	1,985	27,399
Interest credited to policyholders’ account balances:
Direct	54,624	55,928	61,665
Ceded	(21,665)	(12,000)	(11,618)
Net interest credited to policyholders’ account balances	32,959	43,928	50,047
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(165,870)	(78,200)	(27,102)

(1)	"Policy charges and fee income ceded" includes $(4) million, $(3) million and $(3) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(0.2) million, $(0.8) million and $(2) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2017	2016	2015
	(in thousands)
Direct gross life insurance face amount in force	$136,020,588	$129,865,065	$122,191,480
Reinsurance ceded	(123,974,595)	(118,390,153)	(111,392,626)
Net life insurance face amount in force	$12,045,993	$11,474,912	$10,798,854

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement is being terminated for certain new policies, primarily Universal Life business, which was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. Effective April 1, 2016 the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
PAR U
Effective July 1, 2011, the Company reinsures an amount equal to 95% of all risks associated with its universal life policies with PAR U.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Under this agreement the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them with Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
Pruco Re
Through March 31, 2016, the Company entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

13.    EQUITY
Accumulated Other Comprehensive Income (Loss)
The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, were as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2014	$(13)	$33,752	$33,739
Change in OCI before reclassifications	(86)	(31,993)	(32,079)
Amounts reclassified from AOCI	0	(1,702)	(1,702)
Income tax benefit (expense)	30	11,793	11,823
Balance, December 31, 2015	$(69)	$11,850	$11,781
Change in OCI before reclassifications	(1)	(1,738)	(1,739)
Amounts reclassified from AOCI	0	2,324	2,324
Income tax benefit (expense)	0	(205)	(205)
Balance, December 31, 2016	$(70)	$12,231	$12,161
Change in OCI before reclassifications	43	31,228	31,271
Amounts reclassified from AOCI	0	982	982
Income tax benefit (expense)	(15)	(10,069)	(10,084)
Balance, December 31, 2017	$(42)	$34,372	$34,330

(1)	Includes cash flow hedges of $(5) million, $5 million and $6 million as of December 31, 2017, 2016 and 2015, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$(127)	$2,212	$249
Net unrealized investment gains (losses) on available-for-sale securities(4)	(855)	(4,536)	1,453
Total net unrealized investment gains (losses)	(982)	(2,324)	1,702
Total reclassifications for the period	$(982)	$(2,324)	$1,702

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(1)	$225	$(579)	$150	$70	$(134)
Net investment gains (losses) on investments arising during the period	(20)	0	0	7	(13)
Reclassification adjustment for (gains) losses included in net income	6	0	0	(2)	4
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(1)	0	773	0	(270)	503
Impact of net unrealized investment (gains) losses on future policy benefits and policyholder's account balances(1)	0	0	(11)	4	(7)
Balance, December 31, 2015(1)	$211	$194	$139	$(191)	$353
Net investment gains (losses) on investments arising during the period	(13)	0	0	5	(8)
Reclassification adjustment for (gains) losses included in net income	(51)	0	0	18	(33)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(1)	0	(32)	0	11	(21)
Impact of net unrealized investment (gains) losses on future policy benefits and policyholder's account balances(1)	0	0	(5)	2	(3)
Balance, December 31, 2016(1)	$147	$162	$134	$(155)	$288
Net investment gains (losses) on investments arising during the period	23	0	0	(7)	16
Reclassification adjustment for (gains) losses included in net income	(12)	0	0	4	(8)
Reclassification adjustment for OTTI losses excluded from net income	4	0	0	(1)	3
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	(225)	0	80	(145)
Impact of net unrealized investment (gains) losses on future policy benefits and policyholder's account balances	0	0	(25)	9	(16)
Balance, December 31, 2017	$162	$(63)	$109	$(70)	$138

(1)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(1)	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(2)	$63,363	$(24,192)	$12,959	$(18,244)	$33,886
Net investment gains (losses) on investments arising during the period	(38,860)	0	0	13,600	(25,260)
Reclassification adjustment for (gains) losses included in net income	(1,708)	0	0	598	(1,110)
Reclassification adjustment for OTTI losses excluded from net income(2)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(2)	0	15,604	0	(5,461)	10,143
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	(9,480)	3,318	(6,162)
Balance, December 31, 2015(2)	$22,795	$(8,588)	$3,479	$(6,189)	$11,497
Net investment gains (losses) on investments arising during the period	(1,856)	0	0	650	(1,206)
Reclassification adjustment for (gains) losses included in net income	(2,273)	0	0	796	(1,477)
Reclassification adjustment for OTTI losses excluded from net income(2)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(2)	0	2,180	0	(764)	1,416
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	2,636	(923)	1,713
Balance, December 31, 2016(2)	$18,666	$(6,408)	$6,115	$(6,430)	$11,943
Net investment gains (losses) on investments arising during the period	34,845	0	0	(10,920)	23,925
Reclassification adjustment for (gains) losses included in net income	(970)	0	0	304	(666)
Reclassification adjustment for OTTI losses excluded from net income	(4)	0	0	1	(3)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	6,443	0	(2,293)	4,150
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and reinsurance payables	0	0	(7,869)	2,754	(5,115)
Balance, December 31, 2017	$52,537	$35	$(1,754)	$(16,584)	$34,234

(1)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(2)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

14. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock based-awards program was $0.1 million for each of the years ended December 31, 2017, 2016 and 2015. The expense charged to the Company for the deferred compensation program was $1 million, $0.9 million and $0.8 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $3 million for each of the years ended December 31, 2017, 2016 and 2015.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $4 million, $3 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2017, 2016 and 2015.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $62 million, $71 million and $73 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $8 million, $6 million and $5 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Corporate Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,244 million at December 31, 2017 and $1,992 million at December 31, 2016. Fees related to these COLI policies were $25 million, $23 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company retains 10% of the mortality risk associated with these COLI policies up to $0.1 million per policy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $2 million, $2 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $29 million and $26 million as of December 31, 2017 and 2016, respectively. "Net investment income" related to these ventures includes a gain of $2 million, $1 million and $0.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $29 million, $26 million and $30 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from PGIM Investments related to this agreement was $9 million, $8 million and $8 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2017	2016
							(in thousands)
U.S. Dollar floating rate notes			2028	2.77%	-	3.12%	$6,047	$0
U.S. Dollar fixed rate notes	2026	-	2028	0.00%	-	14.85%	3,330	9,866
Total long-term notes receivable - affiliated(1)							$9,377	$9,866

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.1 million and $0.0 million at December 31, 2017 and 2016, respectively, and is included in “Other assets”. Revenues related to these loans were $0.3 million, $0.4 million and $0.5 million for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in “Other income”.
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" (“APIC”) and "Realized investment gains (losses), net", respectively. See Note 1 for affiliated asset trades related to the Variable Annuities Recapture effective April 1, 2016.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Consolidated Financial Statements—(Continued)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)
				(in thousands)
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584
Debt Agreements
The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company reassigned all the remaining debt to Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2017 and 2016, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.0 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Contributed Capital and Dividends
In both March of 2017 and 2016, the Company received capital contributions in the amount of $1 million from Pruco Life. For the year ended December 2015, the Company did not receive any capital contributions.
In June of 2017, the Company paid a dividend in the amount of $100 million to Pruco Life. In April of 2016, the Company paid a dividend in the amount of $241 million to Pruco Life. For the year ended December 31, 2015, the Company did not pay any dividends.
Reinsurance with Affiliates
As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2017 and 2016 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2017
Total revenues	$37,242	$26,479	$24,995	$35,253
Total benefits and expenses	30,636	20,711	16,722	26,581
Income (loss) from operations before income taxes	6,606	5,768	8,273	8,672
Net income (loss)	$6,156	$8,511	$11,309	$9,281
2016
Total revenues	$51,394	$103,908	$32,734	$21,050
Total benefits and expenses	110,320	(30,707)	19,897	16,141
Income (loss) from operations before income taxes	(58,926)	134,615	12,837	4,909
Net income (loss)	$(44,031)	$106,967	$13,243	$3,021
The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company of New Jersey:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company of New Jersey and its subsidiary as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2017 including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 14 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 8, 2018

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the sub-accounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2017; the Statement of Operations for the period ended December 31, 2017; the Statement of Charges in Net Assets for the periods ended December 31, 2017 and December 31, 2016, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) and its subsidiary consisting of the Statements of Financial Position as of December 31, 2017 and 2016; and the related Consolidated Statements of Operations, Changes in Stockholder’s Equity and Cash Flows for the years ended December 31, 2017, 2016, and 2015; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits:

1)	Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. (Note 4)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Specimen Selected Broker Agreement used by PAD. (Note 3)

(b)	Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). (Note 11)

(4) (a)	The Prudential Premier Variable Annuity B and L Series individual annuity contract (including schedule pages for each B Series). (Note 2)

(b)	The Prudential Premier Variable Annuity B, L, and X Series individual annuity contract (including schedule pages for L and X Series). (Note 2)

(c)	Enhanced Dollar Cost Averaging Rider. (Note 2)

(d)	Enhanced Dollar Cost Averaging Schedule Supplement. (Note 2)

(e)	Guaranteed Minimum Income Benefit Rider. (Note 2)

(f)	Guaranteed Minimum Income Benefit Schedule Supplement. (Note 2)

(g)	Highest Anniversary Value Death Benefit Rider. (Note 2)

(h)	Highest Anniversary Value Death Benefit Schedule Supplement. (Note 2)

(i)	Longevity Credit Rider. (Note 2)

(j)	Guaranteed Minimum Payments Benefit Rider. (Note 2)

(k)	Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 2)

(l)	403(b) Annuity Endorsement. (Note 2)

(m)	Individual Retirement Annuity Endorsement. (Note 2)

(n)	Roth Individual Retirement Annuity Endorsement. (Note 2)

(o)	Highest Daily lifetime Five Benefit Rider (Enhanced). (Note 10)

(p)	Highest Daily Lifetime Seven Benefit Rider. (Note 11)

(q)	Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 12)

(r)	Schedule Supplement for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 12)

(s)	Highest Daily Lifetime Seven Benefit Schedule Supplement (P-SCH-HD7-(1/09)NY). (Note 13)

(t)	Highest Daily Lifetime Five Benefit Schedule Supplement (P-SCH-HDLT-(1/09)NY). (Note 13)

(u)	Beneficiary Annuity Endorsement (P-END-BENE(2/09)NY). (Note 13)

(v)	Beneficiary Individual Retirement Annuity Endorsement (P-END-IRABEN(2/09)NY). (Note 13)

(w)	Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)NY). (Note 13)

(x)	Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7-(2/09)NY). (Note 13)

(y)	Highest Daily Lifetime 7 Plus Schedule Supplement (P-SCH-HD7-(2/09)NY). (Note 13)

(z)	Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09)NY). (Note 14)

(aa)	Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09)NY). (Note 14)

(ab)	Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-9/09)NY). (Note 15)

(ac)	Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-9/09)NY). (Note 15)

(ad)	Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09)NY). (Note 16)

(ae)	Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09)NY). (Note 16)

(af)	Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-11/09)NY). (Note 16)

(ag)	Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(8/10)NY). (Note 18)

(ah)	Form of Highest Daily GRO Benefit Schedule Supplement (P-SCH-HDGROCAP(8/10)NY). (Note 18)

(ai)	Amendatory for Endorsement. (Note 20)

(5) (a)	Application form for the Contract. (Note 8)

(b)	Election form for Lifetime Five and Spousal Lifetime Five. (Note 8)

(6) (a)	Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

(b)	By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 7)

(c)	Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. (Note 19)

(7)	Contract of reinsurance in connection with variable annuity contracts:

(a)	Coinsurance Agreement for LT5WB. (Note 2)

(b)	Coinsurance Agreement for SLT5WB. (Note 17)

(c)	Amendment 1 to Coinsurance Agreement for SLT5WB. (Note 17)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of Fund Participation Agreement. (Note 5)

(b)	Copy of Rule 22C-2 Agreement. (Note 9)

(c)	Amendment to Fund Participation Agreement. (Note 20)

(9)	Opinion of Counsel. (Note 8)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:

(a)	Power of Attorney for John Chieffo (Note 21)

(b)	Power of Attorney for Christine Knight (Note 21)

(c)	Power of Attorney for Caroline A. Feeney (Note 21)

(d)	Power of Attorney for Candace J. Woods (Note 21)

(e)	Power of Attorney for Salene Hitchcock-Gear (Note 1)

(f)	Power of Attorney for Kent D. Sluyter (Note 21)

(g)	Power of Attorney for Nandini Mongia (Note 1)

(Note 1)	Filed Herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3)
Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 6)
Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7)	Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 8)	Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9)
Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10)
Incorporated by reference to Post-Effective Amendment No. 5, Form N-4, Registration No. 333-131035, filed August 3, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11)
Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12)
Incorporated by reference to Post-Effective Amendment No. 15, Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Post-Effective Amendment No.18, Registration No. 333-131035 filed January 28, 2008 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 14)
Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15)
Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16)
Incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 17)
Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 18)	Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 19)	Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 20)	Incorporated by reference to Post-Effective Amendment No.36 to Registration No. 333-131035 filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(Note 21) Incorporation by reference to Post-Effective Amendment No. 44 to Form N-4 Registration No. 333-131035, filed on December 13, 2017 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Actuary and Appointed Actuary
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2018, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2018, there were 863 Qualified contract owners and 327 Non-Qualified contract owners of the B series, 1,356 Qualified contract owners and 803 Non-Qualified contract owners of the L series, and 2,795 Qualified contract owners and 1,028 Non-Qualified contract owners of the X series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Karen L. Stockla One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2017 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$62,132,654.93	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 21st day of December 2018.

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Kent D. Sluyter*	Director, President and Chief Executive Officer	December 21, 2018
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 21, 2018
John Chieffo
Christine Knight*	Director	December 21, 2018
Christine Knight
Nandini Mongia*	Director	December 21, 2018
Nandini Mongia
Candace J. Woods*	Director	December 21, 2018
Candace J. Woods
Salene Hitchcock-Gear*	Director	December 21, 2018
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	December 21, 2018
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully

* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)	Powers of Attorney:

(e) Power of Attorney for Salene Hitchcock-Gear
(g) Power of Attorney for Nandini Mongia